UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Ann Marie Halter

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (855) 353-9383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2018

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® STOXX® US ESG Impact Index Fund

FlexShares® STOXX® Global ESG Impact Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® Ready Access Variable Income Fund

FlexShares® Core Select Bond Fund

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2018 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

ASSETS
Securities, at cost	$803,772,544	$927,357,150	$598,494,549	$—
Affiliate securities, at cost	463,349	—	—	8,141,102
Securities Lending Reinvestments, at cost	114,029,474	16,242,330	1,262,450	—

Securities, at value	1,187,760,987	1,096,116,542	712,781,764	—
Affiliate securities, at value	794,861	—	—	9,196,692
Securities Lending Reinvestments, at value	114,031,774	16,242,330	1,262,450	—
Cash	9,280,095	6,092,570	2,194,864	1,255
Cash segregated at broker*	999,443	834,773	553,023	—
Foreign cash†	—	6,344,267	2,926,583	—
Restricted cash**	—	2,053	—	—
Due from Authorized Participant	—	—	—	—
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	146,677	56,433	144,961
Receivables:
Dividends and interest	829,049	6,139,104	648,729	—
Securities lending income	76,046	108,408	23,311	—
Capital shares issued	—	—	—	—
Investment adviser	71,261	52,899	27,535	1,125
Securities sold	1,150	—	231,308	—
Variation margin on futures contracts	—	804,474	—	—

Total Assets	1,313,844,666	1,132,884,097	720,706,000	9,344,033

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	261,349	17,917	—
Due to brokers	—	—	2,311	—
Payables:
Cash collateral received from securities loaned	114,036,329	16,242,330	1,262,450	—
Deferred compensation (Note 7)	60,843	44,086	21,999	436
Investment advisory fees (Note 4)	248,425	355,091	344,902	155
Trustee fees (Note 7)	10,418	8,813	5,536	689
Securities purchased	—	206	142,714	—
Deferred non-US capital gains taxes	—	—	85,864	—
Due to Authorized Participant	—	2,053	—	—
Variation margin on futures contracts	336,638	—	192,297	—
Capital shares redeemed	—	—	—	—
Other	4,500	40,000	100,000	—

Total Liabilities	114,697,153	16,953,928	2,175,990	1,280

Net Assets	$1,199,147,513	$1,115,930,169	$718,530,010	$9,342,753

NET ASSETS CONSIST OF:
Paid-in capital	$824,093,307	$990,936,145	$623,112,950	$8,086,916
Undistributed (accumulated) net investment income (loss)	2,890,757	1,502,586	(190,733)	(539)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(11,960,121)	(45,809,840)	(18,462,388)	55,825
Net unrealized appreciation (depreciation) on:
Investments	384,319,955	168,759,392	114,203,748	1,055,590
Securities lending	2,300	—	—	—
Futures contracts	(198,685)	829,978	(158,236)	—
Forward foreign currency contracts and foreign currency translations	—	(288,092)	24,669	144,961

Net Assets	$1,199,147,513	$1,115,930,169	$718,530,010	$9,342,753

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	10,900,001	16,200,001	12,000,001	325,001
Net Asset Value	$110.01	$68.88	$59.88	$28.75

† Cost of foreign cash	$—	$6,439,588	$2,934,943	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Impact Index Fund	FlexShares® STOXX® Global ESG Impact Index Fund

ASSETS
Securities, at cost	$—	$38,738,982	$21,661,879	$62,603,184
Affiliate securities, at cost	27,152,133	—	—	—
Securities Lending Reinvestments, at cost	—	—	—	—

Securities, at value	—	42,558,734	23,266,349	65,075,588
Affiliate securities, at value	35,312,316	—	—	—
Securities Lending Reinvestments, at value	—	—	—	—
Cash	223,062	114,324	218,996	355,869
Cash segregated at broker*	26,395	28,058	20,563	111,118
Foreign cash†	2	—	—	371,624
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	221,530	—	—	—
Receivables:
Dividends and interest	—	30,947	24,275	164,648
Securities lending income	—	—	—	—
Capital shares issued	—	—	—	—
Investment adviser	2,098	1,348	884	1,261
Securities sold	—	—	—	—
Variation margin on futures contracts	—	—	—	—

Total Assets	35,785,403	42,733,411	23,531,067	66,080,108

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	44,847	—	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	—	—	—	—
Deferred compensation (Note 7)	1,221	597	258	530
Investment advisory fees (Note 4)	464	10,846	6,046	22,780
Trustee fees (Note 7)	877	751	626	731
Securities purchased	—	—	—	—
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	12,600	7,095	3,080	16,040
Capital shares redeemed	—	—	—	—
Other	—	2,500	1,400	15,000

Total Liabilities	60,009	21,789	11,410	55,081

Net Assets	$35,725,394	$42,711,622	$23,519,657	$66,025,027

NET ASSETS CONSIST OF:
Paid-in capital	$28,445,041	$39,011,561	$21,456,012	$63,297,629
Undistributed (accumulated) net investment income (loss)	(2,263)	74,916	39,425	259,395
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(1,044,572)	(189,740)	422,834	12,205
Net unrealized appreciation (depreciation) on:
Investments	8,160,183	3,819,752	1,604,470	2,472,404
Securities lending	—	—	—	—
Futures contracts	(9,678)	(4,867)	(3,084)	(8,253)
Forward foreign currency contracts and foreign currency translations	176,683	—	—	(8,353)

Net Assets	$35,725,394	$42,711,622	$23,519,657	$66,025,027

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	1,150,001	1,275,001	375,001	700,001
Net Asset Value	$31.07	$33.50	$62.72	$94.32

† Cost of foreign cash	$2	$—	$—	$378,173

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

ASSETS
Securities, at cost	$4,759,604,783	$779,004,227	$236,196,701	$—
Affiliate securities, at cost	—	—	—	11,652,909
Securities Lending Reinvestments, at cost	88,768,738	37,862,060	3,720,119	—

Securities, at value	5,546,552,301	842,889,241	262,959,912	—
Affiliate securities, at value	—	—	—	11,836,476
Securities Lending Reinvestments, at value	88,771,443	37,861,808	3,720,119	—
Cash	22,454,048	2,027,273	3,341,872	2,533
Cash segregated at broker*	3,114,120	327,055	472,109	—
Foreign cash†	15,239,476	2,368,638	1,203,502	—
Restricted cash**	46,455	—	—	—
Due from Authorized Participant	304,397	—	—	—
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	765,924	42,608	12,297	—
Receivables:
Dividends and interest	12,494,428	1,997,804	661,062	—
Securities lending income	365,691	13,864	5,886	—
Capital shares issued	—	—	—	—
Investment adviser	278,997	41,541	11,895	692
Securities sold	—	7,098	—	189,828
Variation margin on futures contracts	491,929	72,993	15,181	—

Total Assets	5,690,879,209	887,649,923	272,403,835	12,029,529

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	1,015,454	49,369	4,561	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	88,775,678	37,862,060	3,720,119	—
Deferred compensation (Note 7)	237,774	33,757	9,350	124
Investment advisory fees (Note 4)	2,080,943	324,340	97,790	767
Trustee fees (Note 7)	41,223	7,784	2,545	568
Securities purchased	756,134	9	—	190,145
Deferred non-US capital gains taxes	958	—	—	—
Due to Authorized Participant	46,455	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	31,500	10,000	2,000	—

Total Liabilities	92,986,119	38,287,319	3,836,365	191,604

Net Assets	$5,597,893,090	$849,362,604	$268,567,470	$11,837,925

NET ASSETS CONSIST OF:
Paid-in capital	$5,411,408,230	$809,025,096	$244,068,655	$11,665,835
Undistributed (accumulated) net investment income (loss)	17,158,498	3,278,858	872,245	(1,441)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(617,675,526)	(26,891,079)	(3,137,466)	(10,036)
Net unrealized appreciation (depreciation) on:
Investments	786,947,518	63,885,014	26,763,211	183,567
Securities lending	2,705	(252)	—	—
Futures contracts	583,272	96,737	15,658	—
Forward foreign currency contracts and foreign currency translations	(531,607)	(31,770)	(14,833)	—

Net Assets	$5,597,893,090	$849,362,604	$268,567,470	$11,837,925

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	164,950,001	18,200,001	4,350,001	425,001
Net Asset Value	$33.94	$46.67	$61.74	$27.85

† Cost of foreign cash	$15,412,413	$2,383,759	$1,224,858	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

ASSETS
Securities, at cost	$1,501,633,775	$250,901,640	$41,156,636	$1,005,311,183
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	147,128,228	21,633,902	2,377,799	16,031,797

Securities, at value	1,822,160,554	301,016,027	46,487,980	1,069,132,636
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	147,130,187	21,633,862	2,377,799	16,031,797
Cash	26,123,696	2,064,332	692,313	7,550,903
Cash segregated at broker*	2,280,379	259,033	51,978	1,446,499
Foreign cash†	—	—	—	8,396,350
Restricted cash**	—	—	—	810,405
Due from Authorized Participant	—	—	—	1,614,871
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	118,706
Receivables:
Dividends and interest	2,082,452	322,499	69,603	4,217,487
Securities lending income	53,619	2,672	353	125,083
Capital shares issued	—	—	—	—
Investment adviser	88,645	16,685	5,511	39,421
Securities sold	—	—	2,130,226	—
Variation margin on futures contracts	—	—	—	478,657

Total Assets	1,999,919,532	325,315,110	51,815,763	1,109,962,815

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	194,111
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	147,126,807	21,633,902	2,377,799	16,031,797
Deferred compensation (Note 7)	72,204	13,301	4,238	30,934
Investment advisory fees (Note 4)	561,970	93,076	14,925	415,786
Trustee fees (Note 7)	16,441	3,384	1,273	8,487
Securities purchased	—	—	—	2,083,343
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	810,405
Variation margin on futures contracts	844,965	74,851	16,379	—
Capital shares redeemed	—	—	2,166,547	—
Other	12,750	3,750	2,250	25,000

Total Liabilities	148,635,137	21,822,264	4,583,411	19,599,863

Net Assets	$1,851,284,395	$303,492,846	$47,232,352	$1,090,362,952

NET ASSETS CONSIST OF:
Paid-in capital	$1,487,047,688	$244,429,802	$38,342,385	$1,047,278,475
Undistributed (accumulated) net investment income (loss)	7,255,558	1,293,584	233,741	7,427,220
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	37,141,699	7,708,465	3,338,212	(28,367,586)
Net unrealized appreciation (depreciation) on:
Investments	320,526,779	50,114,387	5,331,344	63,821,453
Securities lending	1,959	(40)	—	—
Futures contracts	(689,288)	(53,352)	(13,330)	505,460
Forward foreign currency contracts and foreign currency translations	—	—	—	(302,070)

Net Assets	$1,851,284,395	$303,492,846	$47,232,352	$1,090,362,952

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	41,950,001	7,000,001	1,100,001	41,300,001
Net Asset Value	$44.13	$43.36	$42.94	$26.40

† Cost of foreign cash	$—	$—	$—	$8,577,476

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

ASSETS
Securities, at cost	$93,138,706	$81,474,203	$2,151,419,961	$930,076,840
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	282,898	96,318	—	—

Securities, at value	98,439,632	86,728,109	2,131,941,453	916,612,600
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	282,898	96,318	—	—
Cash	1,444,809	287,000	481,371	1,346,478
Cash segregated at broker*	226,059	61,743	—	—
Foreign cash†	1,920,589	261,293	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	4,884	—	—	—
Receivables:
Dividends and interest	464,155	329,833	2,653,282	1,814,665
Securities lending income	12,532	6,221	—	—
Capital shares issued	—	—	2,426,265	—
Investment adviser	6,033	3,982	177,833	58,350
Securities sold	5,876	—	228,109,854	136,509,573
Variation margin on futures contracts	—	—	—	—

Total Assets	102,807,467	87,774,499	2,365,790,058	1,056,341,666

LIABILITIES
Cash overdraft	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	303	—	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	282,898	96,318	—	—
Deferred compensation (Note 7)	4,721	2,768	160,176	50,825
Investment advisory fees (Note 4)	38,967	33,674	314,550	137,449
Trustee fees (Note 7)	1,312	1,214	17,657	7,525
Securities purchased	—	—	228,814,991	136,228,823
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	25,301	4,828	—	—
Capital shares redeemed	—	—	—	—
Other	10,000	5,000	—	—

Total Liabilities	363,502	143,802	229,307,374	136,424,622

Net Assets	$102,443,965	$87,630,697	$2,136,482,684	$919,917,044

NET ASSETS CONSIST OF:
Paid-in capital	$108,705,227	$85,473,460	$2,203,267,603	$942,230,227
Undistributed (accumulated) net investment income (loss)	765,416	640,438	9,718,371	4,253,382
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(12,270,984)	(3,727,619)	(57,024,782)	(13,102,325)
Net unrealized appreciation (depreciation) on:
Investments	5,300,926	5,253,906	(19,478,508)	(13,464,240)
Securities lending	—	—	—	—
Futures contracts	(22,823)	(412)	—	—
Forward foreign currency contracts and foreign currency translations	(33,797)	(9,076)	—	—

Net Assets	$102,443,965	$87,630,697	$2,136,482,684	$919,917,044

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	4,100,001	3,100,001	87,954,000	37,350,001
Net Asset Value	$24.99	$28.27	$24.29	$24.63

† Cost of foreign cash	$1,952,807	$265,081	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$48,470,892	$59,689,043	$28,122,183	$135,741,207
Affiliate securities, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	—	—	—

Securities, at value	47,243,145	58,130,412	27,291,926	135,732,803
Affiliate securities, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	—	—	—
Cash	7,013,593	328,004	34,546	—
Cash segregated at broker*	—	—	—	—
Foreign cash†	—	—	—	—
Restricted cash**	—	—	—	—
Due from Authorized Participant	—	—	—	—
Due from Custodian	—	—	—	1,599,720
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	137,113	488,721	361,350	722,060
Securities lending income	—	—	—	—
Capital shares issued	—	—	—	—
Investment adviser	2,334	2,409	1,177	9,172
Securities sold	74,361	2,373,988	1,964,674	2,342,316
Variation margin on futures contracts	—	—	—	—

Total Assets	54,470,546	61,323,534	29,653,673	140,406,071

LIABILITIES
Cash overdraft	—	—	—	1,528,340
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Due to brokers	—	—	—	—
Payables:
Cash collateral received from securities loaned	—	—	—	—
Deferred compensation (Note 7)	1,524	1,506	518	7,152
Investment advisory fees (Note 4)	7,053	9,903	4,305	27,863
Trustee fees (Note 7)	810	903	659	2,020
Securities purchased	6,963,491	2,454,692	1,775,290	3,099,720
Deferred non-US capital gains taxes	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	2,000	1,000	1,000	—

Total Liabilities	6,974,878	2,468,004	1,781,772	4,665,095

Net Assets	$47,495,668	$58,855,530	$27,871,901	$135,740,976

NET ASSETS CONSIST OF:
Paid-in capital	$50,368,596	$60,584,463	$28,788,651	$135,652,844
Undistributed (accumulated) net investment income (loss)	(145,952)	125,946	78,621	232,724
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(1,499,229)	(296,248)	(165,114)	(136,188)
Net unrealized appreciation (depreciation) on:
Investments	(1,227,747)	(1,558,631)	(830,257)	(8,404)
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts and foreign currency translations	—	—	—	—

Net Assets	$47,495,668	$58,855,530	$27,871,901	$135,740,976

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	2,050,001	1,200,001	550,001	1,800,001
Net Asset Value	$23.17	$49.05	$50.68	$75.41

† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Assets and Liabilities (cont.)

FlexShares® Core Select Bond Fund

ASSETS
Securities, at cost	$2,788,734
Affiliate securities, at cost	19,896,621
Securities Lending Reinvestments, at cost	—

Securities, at value	2,775,628
Affiliate securities, at value	19,533,367
Securities Lending Reinvestments, at value	—
Cash	121,023
Cash segregated at broker*	—
Foreign cash†	—
Restricted cash**	—
Due from Authorized Participant	—
Due from Custodian	—
Unrealized appreciation on forward foreign currency contracts	—
Receivables:
Dividends and interest	—
Securities lending income	—
Capital shares issued	—
Investment adviser	647
Securities sold	—
Variation margin on futures contracts	—

Total Assets	22,430,665

LIABILITIES
Cash overdraft	—
Unrealized depreciation on forward foreign currency contracts	—
Due to brokers	—
Payables:
Cash collateral received from securities loaned	—
Deferred compensation (Note 7)	122
Investment advisory fees (Note 4)	2,571
Trustee fees (Note 7)	525
Securities purchased	—
Deferred non-US capital gains taxes	—
Due to Authorized Participant	—
Variation margin on futures contracts	—
Capital shares redeemed	—
Other	—

Total Liabilities	3,218

Net Assets	$22,427,447

NET ASSETS CONSIST OF:
Paid-in capital	$22,889,076
Undistributed (accumulated) net investment income (loss)	(2,517)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(82,752)
Net unrealized appreciation (depreciation) on:
Investments	(376,360)
Securities lending	—
Futures contracts	—
Forward foreign currency contracts and foreign currency translations	—

Net Assets	$22,427,447

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	925,001
Net Asset Value	$24.25

† Cost of foreign cash	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2018 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$11,435,103	$16,215,170	$6,596,638	$—
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	6,240	—	—	231,688
Interest income	—	—	—	—
Securities lending income (net of fees) (Note 2)	458,502	542,523	120,987	—
Foreign withholding tax on dividends	(1,941)	(1,487,619)	(573,817)	—
Foreign withholding tax on interest	—	—	(7)	—

Total Investment Income	11,897,904	15,270,074	6,143,801	231,688

EXPENSES
Deferred compensation (Note 7)	2,040	1,725	904	51
Investment advisory fees	1,508,343	2,068,929	1,940,118	34,785
Trustee fees (Note 7)	28,064	24,438	15,486	1,416

Total Gross Expenses Before Fees Reimbursed	1,538,447	2,095,092	1,956,508	36,252

Less:
Deferred compensation reimbursed (Note 7)	(2,040)	(1,725)	(904)	(51)
Investment advisory fees reimbursed (Note 4)	—	—	—	(31,019)
Trustee fees reimbursed (Note 7)	(28,064)	(24,438)	(15,486)	(1,416)

Total Net Expenses	1,508,343	2,068,929	1,940,118	3,766

Net Investment Income (Loss)	10,389,561	13,201,145	4,203,683	227,922

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	33,558
Transactions in investment securities	1,630,095	2,189,112	9,601,716 (1)	—
In-kind redemptions on investments in affiliated securities	2,296	—	—	1,810,262
In-kind redemptions on investments in securities	5,753,797	—	—	—
Expiration or closing of futures contracts	1,214,154	420,974	195,369	1,377
Settlement of forward foreign currency contracts	—	6,342	(2,286)	(412,797)
Foreign currency transactions	—	210,129	(125,953)	(192,102)

Net Realized Gain (Loss)	8,600,342	2,826,557	9,668,846	1,240,298

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	17,972,422 (2)	18,032,367	14,877,355 (3)	(1,455,028	)(4)
Securities lending	(1,179)	—	—	—
Futures contracts	(592,718)	76,151	(273,083)	—
Forward foreign currency contracts	—	66,520	26,217	4,811
Translation of other assets and liabilities denominated in foreign currencies	—	(170,826)	34,052	—

Net Change in Unrealized Appreciation (Depreciation)	17,378,525	18,004,212	14,664,541	(1,450,217)

Net Realized and Unrealized Gain (Loss)	25,978,867	20,830,769	24,333,387	(209,919)

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,368,428	$34,031,914	$28,537,070	$18,003

(1)	Net of non-US capital gains tax of $172,225.

(2)	Includes $95,880 change in unrealized appreciation on investments in affiliates.

(3)	Net of deferred non-US capital gains tax of $214,167.

(4)	Includes $(1,455,028) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

Statements of Operations (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund		FlexShares® US Quality Large Cap Index Fund	FlexShares® STOXX® US ESG Impact Index Fund	FlexShares® STOXX® Global ESG Impact Index Fund

INVESTMENT INCOME
Dividend income	$—		$354,129	$177,900	$758,388
Income from non-cash dividends	—		—	—	—
Dividend income received from affiliate	313,043		—	—	—
Interest income	—		—	—	—
Securities lending income (net of fees) (Note 2)	—		—	—	—
Foreign withholding tax on dividends	—		—	—	(45,587)
Foreign withholding tax on interest	—		—	—	—

Total Investment Income	313,043		354,129	177,900	712,801

EXPENSES
Deferred compensation (Note 7)	75		46	16	45
Investment advisory fees	126,565		58,092	28,079	114,868
Trustee fees (Note 7)	1,922		1,809	1,405	2,245

Total Gross Expenses Before Fees Reimbursed	128,562		59,947	29,500	117,158

Less:
Deferred compensation reimbursed (Note 7)	(75)		(46)	(16)	(45)
Investment advisory fees reimbursed (Note 4)	(116,298)		—	—	—
Trustee fees reimbursed (Note 7)	(1,922)		(1,809)	(1,405)	(2,245)

Total Net Expenses	10,267		58,092	28,079	114,868

Net Investment Income (Loss)	302,776		296,037	149,821	597,933

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	122,102		—	—	—
Transactions in investment securities	—		69,959	441,181	37,018
In-kind redemptions on investments in affiliated securities	2,296,681		—	—	—
In-kind redemptions on investments in securities	—		—	—	—
Expiration or closing of futures contracts	7,081		8,740	5,518	20,462
Settlement of forward foreign currency contracts	(636,957)		—	—	—
Foreign currency transactions	(103,741)		—	—	1,322

Net Realized Gain (Loss)	1,685,166		78,699	446,699	58,802

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(1,084,332	)(1)	1,354,943	83,559	270,965
Securities lending	—		—	—	—
Futures contracts	(9,678)		(4,867)	(3,729)	(16,918)
Forward foreign currency contracts	79,759		—	—	—
Translation of other assets and liabilities denominated in foreign currencies	8		—	—	(7,153)

Net Change in Unrealized Appreciation (Depreciation)	(1,014,243)		1,350,076	79,830	246,894

Net Realized and Unrealized Gain (Loss)	670,923		1,428,775	526,529	305,696

Net Increase (Decrease) in Net Assets Resulting from Operations	$973,699		$1,724,812	$676,350	$903,629

(1)	Includes $(1,084,332) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® STOXX® Global Broad Infrastructure Index Fund		FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund

INVESTMENT INCOME
Dividend income	$78,934,197		$13,200,015		$4,839,939	$—
Income from non-cash dividends	—		—		—	—
Dividend income received from affiliate	—		—		—	106,278
Interest income	—		—		—	—
Securities lending income (net of fees) (Note 2)	1,204,338		96,966		25,975	—
Foreign withholding tax on dividends	(2,794,352)		(675,368)		(164,495)	—
Foreign withholding tax on interest	—		—		—	—

Total Investment Income	77,344,183		12,621,613		4,701,419	106,278

EXPENSES
Deferred compensation (Note 7)	8,302		1,570		438	11
Investment advisory fees	11,958,887		1,995,863		575,394	26,443
Trustee fees (Note 7)	113,615		19,594		6,583	1,234

Total Gross Expenses Before Fees Reimbursed	12,080,804		2,017,027		582,415	27,688

Less:
Deferred compensation reimbursed (Note 7)	(8,302)		(1,570)		(438)	(11)
Investment advisory fees reimbursed (Note 4)	—		—		—	(21,318)
Trustee fees reimbursed (Note 7)	(113,615)		(19,594)		(6,583)	(1,234)

Total Net Expenses	11,958,887		1,995,863		575,394	5,125

Net Investment Income (Loss)	65,385,296		10,625,750		4,126,025	101,153

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—		—		—	(9,241)
Transactions in investment securities	(95,568,391	)(1)	(5,423,981	)(2)	(1,426,461)	—
In-kind redemptions on investments in affiliated securities	—		—		—	—
In-kind redemptions on investments in securities	—		7,174,378		—	—
Expiration or closing of futures contracts	2,071,000		400,407		494,051	—
Settlement of forward foreign currency contracts	70,280		(15,708)		(16,304)	—
Foreign currency transactions	303,702		25,224		6,021	—

Net Realized Gain (Loss)	(93,123,409)		2,160,320		(942,693)	(9,241)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	437,529,891	(3)	(22,687,653)		(640,844)	(108,404	)(4)
Securities lending	(88)		(693)		—	—
Futures contracts	(1,113,957)		(201,938)		(224,086)	—
Forward foreign currency contracts	(208,117)		26,787		4,822	—
Translation of other assets and liabilities denominated in foreign currencies	(118,033)		(18,810)		2,847	—

Net Change in Unrealized Appreciation (Depreciation)	436,089,696		(22,882,307)		(857,261)	(108,404)

Net Realized and Unrealized Gain (Loss)	342,966,287		(20,721,987)		(1,799,954)	(117,645)

Net Increase (Decrease) in Net Assets Resulting from Operations	$408,351,583		$(10,096,237)		$2,326,071	$(16,492)

(1)	Net of non-US capital gains tax of $12,786.

(2)	Net of non-US capital gains tax of $14,048.

(3)	Net of deferred non-US capital gains tax of $412,574.

(4)	Includes $(108,404) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Operations (cont.)

	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund

INVESTMENT INCOME
Dividend income	$30,482,137	$5,229,676	$884,087	$23,033,446
Income from non-cash dividends	—	—	46,293	—
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees) (Note 2)	268,449	21,639	2,870	418,229
Foreign withholding tax on dividends	—	—	—	(2,020,406)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	30,750,586	5,251,315	933,250	21,431,269

EXPENSES
Deferred compensation (Note 7)	3,317	564	115	1,709
Investment advisory fees	3,504,858	581,142	105,088	2,444,775
Trustee fees (Note 7)	43,449	8,452	2,786	23,302

Total Gross Expenses Before Fees Reimbursed	3,551,624	590,158	107,989	2,469,786

Less:
Deferred compensation reimbursed (Note 7)	(3,317)	(564)	(115)	(1,709)
Investment advisory fees reimbursed (Note 4)	—	—	—	—
Trustee fees reimbursed (Note 7)	(43,449)	(8,452)	(2,786)	(23,302)

Total Net Expenses	3,504,858	581,142	105,088	2,444,775

Net Investment Income (Loss)	27,245,728	4,670,173	828,162	18,986,494

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	22,111,395	3,972,260	1,468,316	17,265,860 (1)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	22,626,396	5,405,471	3,230,246	—
Expiration or closing of futures contracts	2,201,398	164,702	48,052	264,754
Settlement of forward foreign currency contracts	—	—	—	63,116
Foreign currency transactions	—	—	—	177,165

Net Realized Gain (Loss)	46,939,189	9,542,433	4,746,614	17,770,895

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	20,176,649	202,039	(2,867,212)	(17,416,840)
Securities lending	(1,548)	(193)	—	(57)
Futures contracts	(1,626,306)	(116,391)	(31,356)	145,190
Forward foreign currency contracts	—	—	—	(72,184)
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	(220,719)

Net Change in Unrealized Appreciation (Depreciation)	18,548,795	85,455	(2,898,568)	(17,564,610)

Net Realized and Unrealized Gain (Loss)	65,487,984	9,627,888	1,848,046	206,285

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,733,712	$14,298,061	$2,676,208	$19,192,779

(1)	Net of non-US capital gains tax of $69,349.

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

INVESTMENT INCOME
Dividend income	$2,438,586	$1,848,564	$—	$—
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	30,185,070	13,782,197
Securities lending income (net of fees) (Note 2)	47,521	22,780	—	—
Foreign withholding tax on dividends	(238,611)	(146,264)	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	2,247,496	1,725,080	30,185,070	13,782,197

EXPENSES
Deferred compensation (Note 7)	157	146	3,403	1,320
Investment advisory fees	231,821	201,194	1,858,314	793,648
Trustee fees (Note 7)	3,193	2,843	46,799	20,618

Total Gross Expenses Before Fees Reimbursed	235,171	204,183	1,908,516	815,586

Less:
Deferred compensation reimbursed (Note 7)	(157)	(146)	(3,403)	(1,320)
Investment advisory fees reimbursed (Note 4)	—	—	—	—
Trustee fees reimbursed (Note 7)	(3,193)	(2,843)	(46,799)	(20,618)

Total Net Expenses	231,821	201,194	1,858,314	793,648

Net Investment Income (Loss)	2,015,675	1,523,886	28,326,756	12,988,549

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	1,298,460 (1)	1,396,886 (2)	(14,997,911)	(4,744,790)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	—	1,432,093	(150,735)	7,663
Expiration or closing of futures contracts	56,407	51,730	—	—
Settlement of forward foreign currency contracts	2,969	—	—	—
Foreign currency transactions	8,292	(20,132)	—	—

Net Realized Gain (Loss)	1,366,128	2,860,577	(15,148,646)	(4,737,127)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(1,661,123)	(1,855,140)	(16,997,717)	(12,531,587)
Securities lending	—	—	—	—
Futures contracts	(56,771)	(22,975)	—	—
Forward foreign currency contracts	420	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	(46,223)	(6,443)	—	—

Net Change in Unrealized Appreciation (Depreciation)	(1,763,697)	(1,884,558)	(16,997,717)	(12,531,587)

Net Realized and Unrealized Gain (Loss)	(397,569)	976,019	(32,146,363)	(17,268,714)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,618,106	$2,499,905	$(3,819,607)	$(4,280,165)

(1)	Net of non-US capital gains tax of $272.

(2)	Net of non-US capital gains tax of $7,628.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

Statements of Operations (cont.)

	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® Ready Access Variable Income Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—
Income from non-cash dividends	—	—	—	—
Dividend income received from affiliate	—	—	—	—
Interest income	412,108	752,909	422,635	1,398,902
Securities lending income (net of fees) (Note 2)	—	—	—	—
Foreign withholding tax on dividends	—	—	—	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	412,108	752,909	422,635	1,398,902

EXPENSES
Deferred compensation (Note 7)	66	89	32	264
Investment advisory fees	38,126	57,520	22,501	177,245
Trustee fees (Note 7)	1,865	2,179	1,483	4,631

Total Gross Expenses Before Fees Reimbursed	40,057	59,788	24,016	182,140

Less:
Deferred compensation reimbursed (Note 7)	(66)	(89)	(32)	(264)
Investment advisory fees reimbursed (Note 4)	—	—	—	—
Trustee fees reimbursed (Note 7)	(1,865)	(2,179)	(1,483)	(4,631)

Total Net Expenses	38,126	57,520	22,501	177,245

Net Investment Income (Loss)	373,982	695,389	400,134	1,221,657

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	—	—	—	—
Transactions in investment securities	(68,960)	(272,022)	(119,925)	(147,998)
In-kind redemptions on investments in affiliated securities	—	—	—	—
In-kind redemptions on investments in securities	—	—	—	14,074
Expiration or closing of futures contracts	—	—	—	—
Settlement of forward foreign currency contracts	—	—	—	—
Foreign currency transactions	—	—	—	—

Net Realized Gain (Loss)	(68,960)	(272,022)	(119,925)	(133,924)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(814,127)	(1,801,526)	(1,351,829)	(305,061)
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	(814,127)	(1,801,526)	(1,351,829)	(305,061)

Net Realized and Unrealized Gain (Loss)	(883,087)	(2,073,548)	(1,471,754)	(438,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(509,105)	$(1,378,159)	$(1,071,620)	$782,672

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Core Select Bond Fund

INVESTMENT INCOME
Dividend income	$12,034
Income from non-cash dividends	—
Dividend income received from affiliate	151,339
Interest income	691
Securities lending income (net of fees) (Note 2)	—
Foreign withholding tax on dividends	—
Foreign withholding tax on interest	—

Total Investment Income	164,064

EXPENSES
Deferred compensation (Note 7)	4
Investment advisory fees	22,752
Trustee fees (Note 7)	1,260

Total Gross Expenses Before Fees Reimbursed	24,016

Less:
Deferred compensation reimbursed (Note 7)	(4)
Investment advisory fees reimbursed (Note 4)	(12,451)
Trustee fees reimbursed (Note 7)	(1,260)

Total Net Expenses	10,301

Net Investment Income (Loss)	153,763

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers	(59,851)
Transactions in investment securities	(32,940)
In-kind redemptions on investments in affiliated securities	206
In-kind redemptions on investments in securities	248
Expiration or closing of futures contracts	25,226
Settlement of forward foreign currency contracts	—
Foreign currency transactions	—

Net Realized Gain (Loss)	(67,111)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(392,277	)(1)
Securities lending	—
Futures contracts	(4,571)
Forward foreign currency contracts	—
Translation of other assets and liabilities denominated in foreign currencies	—

Net Change in Unrealized Appreciation (Depreciation)	(396,848)

Net Realized and Unrealized Gain (Loss)	(463,959)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(310,196)

(1)	Includes $(378,166) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$10,389,561	$17,763,815	$13,201,145	$20,623,457
Net realized gain (loss)	8,600,342	3,998,619	2,826,557	(5,182,583)
Net increase from payments by affiliates	—	—	—	10,248
Net change in unrealized appreciation (depreciation)	17,378,525	186,736,480	18,004,212	162,246,210

Net Increase (Decrease) in Net Assets
Resulting from Operations	36,368,428	208,498,914	34,031,914	177,697,332

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(9,744,317)	(17,203,496)	(13,769,418)	(20,692,030)
Net realized gain	—	—	—	—

Total distributions	(9,744,317)	(17,203,496)	(13,769,418)	(20,692,030)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	38,843,466	138,394,830	110,060,126	205,703,755
Cost of shares redeemed	(16,519,122)	(9,743,868)	—	—

Net Increase (Decrease) from Capital Transactions	22,324,344	128,650,962	110,060,126	205,703,755

Total Increase (Decrease) in Net Assets	48,948,455	319,946,380	130,322,622	362,709,057

NET ASSETS
Beginning of Period	$1,150,199,058	$830,252,678	$985,607,547	$622,898,490

End of Period	$1,199,147,513	$1,150,199,058	$1,115,930,169	$985,607,547

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$2,890,757	$2,245,513	$1,502,586	$2,070,859

SHARE TRANSACTIONS
Beginning of period	10,700,001	9,400,001	14,600,001	11,200,001
Shares issued	—	—	—	—
Shares issued in-kind	350,000	1,400,000	1,600,000	3,400,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(150,000)	(100,000)	—	—

Shares Outstanding, End of Period	10,900,001	10,700,001	16,200,001	14,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$4,203,683	$10,444,529	$227,922	$385,670
Net realized gain (loss)	9,668,846	2,685,437	1,240,298	210,970
Net increase from payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	14,664,541	79,744,981	(1,450,217)	2,666,671

Net Increase (Decrease) in Net Assets
Resulting from Operations	28,537,070	92,874,947	18,003	3,263,311

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(4,861,098)	(10,564,341)	(352,648)	(386,878)
Net realized gain	—	—	—	—

Total distributions	(4,861,098)	(10,564,341)	(352,648)	(386,878)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	126,783,448	186,409,055	1,414,639	26,565,920
Cost of shares redeemed	—	—	(10,678,404)	(14,096,084)

Net Increase (Decrease) from Capital Transactions	126,783,448	186,409,055	(9,263,765)	12,469,836

Total Increase (Decrease) in Net Assets	150,459,420	268,719,661	(9,598,410)	15,346,269

NET ASSETS
Beginning of Period	$568,070,590	$299,350,929	$18,941,163	$3,594,894

End of Period	$718,530,010	$568,070,590	$9,342,753	$18,941,163

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(190,733)	$466,682	$(539)	$124,187

SHARE TRANSACTIONS
Beginning of period	9,900,001	6,300,001	650,001	150,001
Shares issued	—	—	—	—
Shares issued in-kind	2,100,000	3,600,000	50,000	1,025,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	(375,000)	(525,000)

Shares Outstanding, End of Period	12,000,001	9,900,001	325,001	650,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

Statements of Changes in Net Assets (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund		FlexShares® US Quality Large Cap Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$302,776	$887,210	$296,037	$307,144
Net realized gain (loss)	1,685,166	2,452,108	78,699	417,880
Net increase from payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	(1,014,243)	4,304,175	1,350,076	2,368,515

Net Increase (Decrease) in Net Assets
Resulting from Operations	973,699	7,643,493	1,724,812	3,093,539

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(312,720)	(889,287)	(257,350)	(281,734)
Net realized gain	—	—	—	—

Total distributions	(312,720)	(889,287)	(257,350)	(281,734)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	11,741,649	14,188,955	23,378,847
Cost of shares redeemed	(6,220,360)	(10,778,254)	—	(5,673,272)

Net Increase (Decrease) from Capital Transactions	(6,220,360)	963,395	14,188,955	17,705,575

Total Increase (Decrease) in Net Assets	(5,559,381)	7,717,601	15,656,417	20,517,380

NET ASSETS
Beginning of Period	$41,284,775	$33,567,174	$27,055,205	$6,537,825

End of Period	$35,725,394	$41,284,775	$42,711,622	$27,055,205

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(2,263)	$7,681	$74,916	$36,229

SHARE TRANSACTIONS
Beginning of period	1,350,001	1,300,001	850,001	250,001
Shares issued	—	—	—	—
Shares issued in-kind	—	425,000	425,000	800,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(200,000)	(375,000)	—	(200,000)

Shares Outstanding, End of Period	1,150,001	1,350,001	1,275,001	850,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® STOXX® US ESG Impact Index Fund		FlexShares® STOXX® Global ESG Impact Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$149,821	$162,683	$597,933	$184,459
Net realized gain (loss)	446,699	4,886	58,802	19,480
Net increase from payments by affiliates	—	—	—	69
Net change in unrealized appreciation (depreciation)	79,830	1,507,838	246,894	2,120,227

Net Increase (Decrease) in Net Assets
Resulting from Operations	676,350	1,675,407	903,629	2,324,235

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(136,356)	(147,860)	(374,462)	(177,721)
Net realized gain	—	—	—	—

Total distributions	(136,356)	(147,860)	(374,462)	(177,721)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	9,370,097	7,085,865	33,307,155	22,490,287
Cost of shares redeemed	—	—	—	—

Net Increase (Decrease) from Capital Transactions	9,370,097	7,085,865	33,307,155	22,490,287

Total Increase (Decrease) in Net Assets	9,910,091	8,613,412	33,836,322	24,636,801

NET ASSETS
Beginning of Period	$13,609,566	$4,996,154	$32,188,705	$7,551,904

End of Period	$23,519,657	$13,609,566	$66,025,027	$32,188,705

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$39,425	$25,960	$259,395	$35,924

SHARE TRANSACTIONS
Beginning of period	225,001	100,001	350,001	100,001
Shares issued	—	—	—	—
Shares issued in-kind	150,000	125,000	350,000	250,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	375,001	225,001	700,001	350,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$65,385,296	$97,268,299	$10,625,750	$24,452,934
Net realized gain (loss)	(93,123,409)	(153,969,129)	2,160,320	8,061,112
Net increase from payments by affiliates	—	2,597,250	—	—
Net change in unrealized appreciation (depreciation)	436,089,696	688,415,180	(22,882,307)	72,100,845

Net Increase (Decrease) in Net Assets
Resulting from Operations	408,351,583	634,311,600	(10,096,237)	104,614,891

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(45,452,413)	(91,591,308)	(10,362,669)	(25,424,557)
Net realized gain	—	—	—	—

Total distributions	(45,452,413)	(91,591,308)	(10,362,669)	(25,424,557)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	474,597,239	1,612,772,251	23,613,151	212,697,031
Cost of shares redeemed	—	(217,108,283)	(29,420,086)	(85,934,569)

Net Increase (Decrease) from Capital Transactions	474,597,239	1,395,663,968	(5,806,935)	126,762,462

Total Increase (Decrease) in Net Assets	837,496,409	1,938,384,260	(26,265,841)	205,952,796

NET ASSETS
Beginning of Period	$4,760,396,681	$2,822,012,421	$875,628,445	$669,675,649

End of Period	$5,597,893,090	$4,760,396,681	$849,362,604	$875,628,445

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$17,158,498	$(2,774,385)	$3,278,858	$3,015,777

SHARE TRANSACTIONS
Beginning of period	150,700,001	103,000,001	18,300,001	15,400,001
Shares issued	—	—	—	—
Shares issued in-kind	14,250,000	55,300,000	500,000	4,700,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(7,600,000)	(600,000)	(1,800,000)

Shares Outstanding, End of Period	164,950,001	150,700,001	18,200,001	18,300,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Global Quality Real Estate Index Fund		FlexShares® Real Assets Allocation Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$4,126,025	$3,550,182	$101,153	$70,988
Net realized gain (loss)	(942,693)	(86,200)	(9,241)	846
Net increase from payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	(857,261)	19,986,486	(108,404)	266,100

Net Increase (Decrease) in Net Assets
Resulting from Operations	2,326,071	23,450,468	(16,492)	337,934

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(3,376,748)	(5,694,447)	(102,594)	(71,705)
Net realized gain	—	—	(873)	—

Total distributions	(3,376,748)	(5,694,447)	(103,467)	(71,705)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	24,648,405	30,164,949	5,639,600	4,770,437
Cost of shares redeemed	—	—	—	—

Net Increase (Decrease) from Capital Transactions	24,648,405	30,164,949	5,639,600	4,770,437

Total Increase (Decrease) in Net Assets	23,597,728	47,920,970	5,519,641	5,036,666

NET ASSETS
Beginning of Period	$244,969,742	$197,048,772	$6,318,284	$1,281,618

End of Period	$268,567,470	$244,969,742	$11,837,925	$6,318,284

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$872,245	$122,968	$(1,441)	$—

SHARE TRANSACTIONS
Beginning of period	3,950,001	3,450,001	225,001	50,001
Shares issued	—	—	—	—
Shares issued in-kind	400,000	500,000	200,000	175,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	4,350,001	3,950,001	425,001	225,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Index Fund		FlexShares® Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$27,245,728	$50,724,829	$4,670,173	$8,784,830
Net realized gain (loss)	46,939,189	44,573,416	9,542,433	5,158,732
Net increase from payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	18,548,795	174,511,525	85,455	32,703,597

Net Increase (Decrease) in Net Assets
Resulting from Operations	92,733,712	269,809,770	14,298,061	46,647,159

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(25,090,425)	(49,628,114)	(4,352,123)	(8,458,570)
Net realized gain	—	—	—	—

Total distributions	(25,090,425)	(49,628,114)	(4,352,123)	(8,458,570)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	53,048,344	343,462,008	2,183,359	41,242,639
Cost of shares redeemed	(85,071,822)	(186,128,276)	(21,803,484)	(18,487,149)

Net Increase (Decrease) from Capital Transactions	(32,023,478)	157,333,732	(19,620,125)	22,755,490

Total Increase (Decrease) in Net Assets	35,619,809	377,515,388	(9,674,187)	60,944,079

NET ASSETS
Beginning of Period	$1,815,664,586	$1,438,149,198	$313,167,033	$252,222,954

End of Period	$1,851,284,395	$1,815,664,586	$303,492,846	$313,167,033

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$7,255,558	$5,100,255	$1,293,584	$975,534

SHARE TRANSACTIONS
Beginning of period	42,650,001	38,750,001	7,450,001	6,850,001
Shares issued	—	—	—	—
Shares issued in-kind	1,200,000	8,500,000	50,000	1,050,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,900,000)	(4,600,000)	(500,000)	(450,000)

Shares Outstanding, End of Period	41,950,001	42,650,001	7,000,001	7,450,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund		FlexShares® International Quality Dividend Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$828,162	$1,935,005	$18,986,494	$30,676,471
Net realized gain (loss)	4,746,614	5,356,840	17,770,895	21,660,610
Net increase from payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	(2,898,568)	5,065,870	(17,564,610)	83,475,075

Net Increase (Decrease) in Net Assets
Resulting from Operations	2,676,208	12,357,715	19,192,779	135,812,156

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(815,268)	(1,825,259)	(15,082,442)	(28,328,453)
Net realized gain	—	—	—	—

Total distributions	(815,268)	(1,825,259)	(15,082,442)	(28,328,453)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	2,093,800	9,329,699	106,551,543	376,167,377
Cost of shares redeemed	(15,293,050)	(14,270,382)	—	—

Net Increase (Decrease) from Capital Transactions	(13,199,250)	(4,940,683)	106,551,543	376,167,377

Total Increase (Decrease) in Net Assets	(11,338,310)	5,591,773	110,661,880	483,651,080

NET ASSETS
Beginning of Period	$58,570,662	$52,978,889	$979,701,072	$496,049,992

End of Period	$47,232,352	$58,570,662	$1,090,362,952	$979,701,072

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$233,741	$220,847	$7,427,220	$3,523,168

SHARE TRANSACTIONS
Beginning of period	1,400,001	1,500,001	37,300,001	22,100,001
Shares issued	—	—	—	—
Shares issued in-kind	50,000	250,000	4,000,000	15,200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(350,000)	(350,000)	—	—

Shares Outstanding, End of Period	1,100,001	1,400,001	41,300,001	37,300,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$2,015,675	$3,424,671	$1,523,886	$2,449,832
Net realized gain (loss)	1,366,128	1,426,337	2,860,577	1,476,605
Net increase from payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	(1,763,697)	8,052,058	(1,884,558)	7,362,594

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,618,106	12,903,066	2,499,905	11,289,031

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,983,371)	(3,119,837)	(1,161,120)	(2,117,337)
Net realized gain	—	—	—	—

Total distributions	(1,983,371)	(3,119,837)	(1,161,120)	(2,117,337)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	7,592,082	14,435,332	5,665,182	63,846,996
Cost of shares redeemed	—	(6,562,120)	(11,168,854)	—

Net Increase (Decrease) from Capital Transactions	7,592,082	7,873,212	(5,503,672)	63,846,996

Total Increase (Decrease) in Net Assets	7,226,817	17,656,441	(4,164,887)	73,018,690

NET ASSETS
Beginning of Period	$95,217,148	$77,560,707	$91,795,584	$18,776,894

End of Period	$102,443,965	$95,217,148	$87,630,697	$91,795,584

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$765,416	$733,112	$640,438	$277,672

SHARE TRANSACTIONS
Beginning of period	3,800,001	3,500,001	3,300,001	800,001
Shares issued	—	—	—	—
Shares issued in-kind	300,000	600,000	200,000	2,500,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(300,000)	(400,000)	—

Shares Outstanding, End of Period	4,100,001	3,800,001	3,100,001	3,300,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$28,326,756	$29,898,387	$12,988,549	$13,971,379
Net realized gain (loss)	(15,148,646)	(7,368,691)	(4,737,127)	(151,278)
Net increase from payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	(16,997,717)	(14,275,862)	(12,531,587)	(12,381,777)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,819,607)	8,253,834	(4,280,165)	1,438,324

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(22,342,659)	(26,104,812)	(10,617,334)	(12,089,212)
Net realized gain	—	—	—	—

Total distributions	(22,342,659)	(26,104,812)	(10,617,334)	(12,089,212)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	157,837,941	305,158,033	133,911,371	189,689,043
Cost of shares redeemed	(108,323,174)	(16,078,914)	(18,468,848)	(11,271,501)

Net Increase (Decrease) from Capital Transactions	49,514,767	289,079,119	115,442,523	178,417,542

Total Increase (Decrease) in Net Assets	23,352,501	271,228,141	100,545,024	167,766,654

NET ASSETS
Beginning of Period	$2,113,130,183	$1,841,902,042	$819,372,020	$651,605,366

End of Period	$2,136,482,684	$2,113,130,183	$919,917,044	$819,372,020

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$9,718,371	$3,734,274	$4,253,382	$1,882,167

SHARE TRANSACTIONS
Beginning of period	85,904,000	74,204,000	32,700,001	25,600,001
Shares issued	—	—	—	—
Shares issued in-kind	6,500,000	12,350,000	5,400,000	7,550,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(4,450,000)	(650,000)	(750,000)	(450,000)

Shares Outstanding, End of Period	87,954,000	85,904,000	37,350,001	32,700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

Statements of Changes in Net Assets (cont.)

	FlexShares® Disciplined Duration MBS Index Fund		FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$373,982	$587,968	$695,389	$1,028,664
Net realized gain (loss)	(68,960)	(204,134)	(272,022)	(24,129)
Net increase from payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	(814,127)	(635,676)	(1,801,526)	(169,676)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(509,105)	(251,842)	(1,378,159)	834,859

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(625,064)	(1,159,790)	(678,059)	(991,097)
Net realized gain	—	—	—	(138,136)

Total distributions	(625,064)	(1,159,790)	(678,059)	(1,129,233)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	13,986,040	7,207,654	9,929,909	15,235,609
Cost of shares redeemed	(3,539,175)	(9,676,454)	—	—

Net Increase (Decrease) from Capital Transactions	10,446,865	(2,468,800)	9,929,909	15,235,609

Total Increase (Decrease) in Net Assets	9,312,696	(3,880,432)	7,873,691	14,941,235

NET ASSETS
Beginning of Period	$38,182,972	$42,063,404	$50,981,839	$36,040,604

End of Period	$47,495,668	$38,182,972	$58,855,530	$50,981,839

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(145,952)	$105,130	$125,946	$108,616

SHARE TRANSACTIONS
Beginning of period	1,600,001	1,700,001	1,000,001	700,001
Shares issued	600,000	300,000	200,000	300,000
Shares issued in-kind	—	—	—	—
Shares redeemed	(150,000)	(400,000)	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	2,050,001	1,600,001	1,200,001	1,000,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund		FlexShares® Ready Access Variable Income Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

OPERATIONS
Net investment income (loss)	$400,134	$538,175	$1,221,657	$1,830,697
Net realized gain (loss)	(119,925)	(44,026)	(133,924)	36,095
Net increase from payments by affiliates	—	—	—	—
Net change in unrealized appreciation (depreciation)	(1,351,829)	196,617	(305,061)	76,962

Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,071,620)	690,766	782,672	1,943,754

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(382,848)	(520,832)	(1,186,836)	(1,720,304)
Net realized gain	—	(170,620)	—	—

Total distributions	(382,848)	(691,452)	(1,186,836)	(1,720,304)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	10,468,015	7,948,258	3,780,809	64,102,037
Cost of shares redeemed	—	(2,546,276)	(30,192,802)	(11,331,858)

Net Increase (Decrease) from Capital Transactions	10,468,015	5,401,982	(26,411,993)	52,770,179

Total Increase (Decrease) in Net Assets	9,013,547	5,401,296	(26,816,157)	52,993,629

NET ASSETS
Beginning of Period	$18,858,354	$13,457,058	$162,557,133	$109,563,504

End of Period	$27,871,901	$18,858,354	$135,740,976	$162,557,133

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$78,621	$61,335	$232,724	$197,903

SHARE TRANSACTIONS
Beginning of period	350,001	250,001	2,150,001	1,450,001
Shares issued	150,000	100,000	50,000	850,000
Shares issued in-kind	50,000	50,000	—	—
Shares redeemed	—	(50,000)	—	—
Shares redeemed in-kind	—	—	(400,000)	(150,000)

Shares Outstanding, End of Period	550,001	350,001	1,800,001	2,150,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

Statements of Changes in Net Assets (cont.)

	FlexShares® Core Select Bond Fund
	Six Months Ended April 30, 2018 (Unaudited)	November 18, 2016* through October 31, 2017

OPERATIONS
Net investment income (loss)	$153,763	$63,998
Net realized gain (loss)	(67,111)	(6,208)
Net increase from payments by affiliates	—	—
Net change in unrealized appreciation (depreciation)	(396,848)	20,488

Net Increase (Decrease) in Net Assets
Resulting from Operations	(310,196)	78,278

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(156,280)	(72,451)
Net realized gain	—	—

Total distributions	(156,280)	(72,451)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	19,739,908	1,876,187
Cost of shares redeemed	(608,373)	(619,651)

Net Increase (Decrease) from Capital Transactions	19,131,535	1,256,536

Total Increase (Decrease) in Net Assets	18,665,059	1,262,363

NET ASSETS
Beginning of Period	$3,762,388	$2,500,025 (2)

End of Period	$22,427,447	$3,762,388

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(2,517)	$—

SHARE TRANSACTIONS
Beginning of period	150,001	100,001 (2)
Shares issued	—	—
Shares issued in-kind	800,000	75,000
Shares redeemed	—	—
Shares redeemed in-kind	(25,000)	(25,000)

Shares Outstanding, End of Period	925,001	150,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

[THIS PAGE INTENTIONALLY LEFT BLANK]

FLEXSHARES SEMIANNUAL REPORT	29

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations(b)(c)	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Six Months ended April 30, 2018 (Unaudited)	$107.50	$0.95	(a)	$2.45	$3.40	$(0.89)	$—	$—	$(0.89)
Year ended October 31, 2017	88.32	1.74	(a)	19.13	20.87	(1.69)	—	—	(1.69)
Year ended October 31, 2016	87.02	1.65	(a)	2.33	3.98	(2.68)	—	—	(2.68)
Year ended October 31, 2015	86.19	1.58	(a)	0.42	2.00	(1.17)	—	—	(1.17)
Year ended October 31, 2014	76.56	1.16	(a)	9.26	10.42	(0.79)	—	—	(0.79)
Year ended October 31, 2013	58.70	1.09	(a)	17.43	18.52	(0.66)	—	—	(0.66)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months ended April 30, 2018 (Unaudited)	67.51	0.85	(a)	1.42	2.27	(0.90)	—	—	(0.90)
Year ended October 31, 2017	55.62	1.58	(a)	11.91	13.49	(1.60)	—	—	(1.60)
Year ended October 31, 2016	58.18	1.59	(a)	(1.55)	0.04	(2.60)	—	—	(2.60)
Year ended October 31, 2015	60.74	1.51	(a)	(2.27)	(0.76)	(1.80)	—	—	(1.80)
Year ended October 31, 2014	61.95	1.80	(a)	(2.29)	(0.49)	(0.72)	—	—	(0.72)
Year ended October 31, 2013	49.31	1.35	(a)	11.40	12.75	(0.11)	—	—	(0.11)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$110.01	3.16%	3.13%	0.26%	0.25%	1.72%	1.72%	9%	$1,199,148
107.50	23.77	23.72	0.26	0.25	1.73	1.74	22	1,150,199
88.32	4.70	4.77	0.28	0.27	1.92	1.93	26	830,253
87.02	2.30	2.30	0.28	0.27	1.81	1.81	51	761,457
86.19	13.69	13.54	0.28	0.27	1.41	1.41	25	741,260
76.56	31.88	28.39	0.27	0.27	1.59	1.59	20	447,893

68.88	3.39	2.57	0.39	0.39	2.48	2.49	13	1,115,930
67.51	24.58	25.38	0.40	0.39	2.57	2.57	22	985,608
55.62	0.20	0.80	0.43	0.42	2.91	2.92	35	622,898
58.18	(1.26)	(2.34)	0.43	0.42	2.52	2.53	26	570,188
60.74	(0.81)	(0.80)	0.43	0.42	2.84	2.85	16	643,893
61.95	25.93	0.62	0.43	0.42	2.37	2.38	7	309,745

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations(b)(c)	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Six Months ended April 30, 2018 (Unaudited)	$57.38	$0.38	(a)	$2.57	$2.95	$(0.45)	$—	$—	$(0.45)
Year ended October 31, 2017	47.52	1.28	(a)	9.80	11.08	(1.22)	—	—	(1.22)
Year ended October 31, 2016	45.02	0.97	(a)	3.10	4.07	(1.57)	—	—	(1.57)
Year ended October 31, 2015	52.75	0.92	(a)	(7.65)	(6.73)	(1.00)	—	—	(1.00)
Year ended October 31, 2014	52.92	1.03	(a)	(0.77)	0.26	(0.43)	—	—	(0.43)
Year ended October 31, 2013	49.60	1.03	(a)	2.34	3.37	(0.05)	—	—	(0.05)

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Six Months ended April 30, 2018 (Unaudited)	29.14	0.41	(a)	(0.24)	0.17	(0.56)	—	—	(0.56)
Year ended October 31, 2017	23.97	0.59	(a)	5.27	5.86	(0.69)	—	—	(0.69)
For the period 11/09/15* through 10/31/16	25.00	1.04	(a)	(0.96)	0.08	(0.98)	—	(0.13)	(1.11)

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
Six Months ended April 30, 2018 (Unaudited)	30.58	0.24	(a)	0.49	0.73	(0.24)	—	—	(0.24)
Year ended October 31, 2017	25.82	0.63	(a)	4.77	5.40	(0.64)	—	—	(0.64)
For the period 11/09/15* through 10/31/16	25.00	0.59	(a)	1.10	1.69	(0.87)	—	—	(0.87)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$59.88	5.26%	3.91%	0.59%		0.59%		1.27%	1.28%	14%	$718,530
57.38	23.56	23.47	0.60		0.59		2.44	2.44	34	568,071
47.52	9.41	10.65	0.66		0.65		2.23	2.23	34	299,351
45.02	(12.91)	(13.43)	0.66		0.65		1.86	1.87	30	198,073
52.75	0.52	0.52	0.66		0.65		1.96	1.97	19	258,481
52.92	6.80	(14.20)	0.65		0.65		2.01	2.01	20	158,759

28.75	0.57	0.22	0.46	(i)	0.05	(i)	2.47	2.88	3	9,343
29.14	24.75	24.84	0.46	(i)	0.05	(i)	1.78	2.18	6	18,941
23.97	0.59	0.97	0.55	(i)	0.05	(i)	4.12	4.62	11	3,595

31.07	2.39	2.53	0.65	(i)	0.05	(i)	0.93	1.53	2	35,725
30.58	21.16	20.75	0.65	(i)	0.05	(i)	1.67	2.27	4	41,285
25.82	7.04	7.12	0.72	(i)	0.05	(i)	1.81	2.47	4	33,567

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations(b)(c)	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® US Quality Large Cap Index Fund
Six Months ended April 30, 2018 (Unaudited)	$31.83	$0.27	(a)	$1.63	$1.90	$(0.23)	$—	$—	$(0.23)
Year ended October 31, 2017	26.15	0.49	(a)	5.65	6.14	(0.46)	—	—	(0.46)
Year ended October 31, 2016	26.62	0.50	(a)	(0.47)	0.03	(0.50)	—	—	(0.50)
For the period 09/23/15* through 10/31/15	25.00	0.03	(a)	1.59	1.62	—	—	—	—

FlexShares® STOXX® US ESG Impact Index Fund
Six Months ended April 30, 2018 (Unaudited)	60.49	0.54	(a)	2.21	2.75	(0.52)	—	—	(0.52)
Year ended October 31, 2017	49.96	1.05	(a)	10.45	11.50	(0.97)	—	—	(0.97)
For the period 07/13/16* through 10/31/16	50.00	0.27	(a)	(0.15)	0.12	(0.16)	—	—	(0.16)

FlexShares® STOXX® Global ESG Impact Index Fund
Six Months ended April 30, 2018 (Unaudited)	91.97	1.03	(a)	1.92	2.95	(0.60)	—	—	(0.60)
Year ended October 31, 2017	75.52	1.56	(a)	16.67	18.23	(1.78)	—	—	(1.78)
For the period 07/13/16* through 10/31/16	75.00	0.41	(a)	0.34	0.75	(0.23)	—	—	(0.23)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$33.50	5.98%	5.65%	0.33%	0.32%	1.62%	1.63%	39%	$42,712
31.83	23.65	24.08	0.34	0.32	1.65	1.67	64	27,055
26.15	0.12	0.12	0.38	0.32	1.87	1.93	59	6,538
26.62	6.48	6.48	0.42	0.32	1.10	1.20	3	2,662

62.72	4.53	4.41	0.34	0.32	1.69	1.71	35	23,520
60.49	23.19	23.30	0.35	0.32	1.82	1.85	67	13,610
49.96	0.24	0.28	0.37	0.32	1.75	1.80	20	4,996

94.32	3.20	3.62	0.43	0.42	2.18	2.19	45	66,025
91.97	24.37	24.55	0.45	0.42	1.81	1.83	64	32,189
75.52	1.00	1.03	0.45	0.42	1.74	1.77	22	7,552

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations(b)(c)	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Six Months ended April 30, 2018 (Unaudited)	$31.59	$0.41	(a)	$2.22		$2.63	$(0.28)	$—	$—	$(0.28)
Year ended October 31, 2017	27.40	0.70	(a)	4.13		4.83	(0.64)	—	—	(0.64)
Year ended October 31, 2016	25.52	0.55	(a)	2.73		3.28	(1.40)	—	—	(1.40)
Year ended October 31, 2015	33.18	0.94	(a)	(7.74)		(6.80)	(0.86)	—	—	(0.86)
Year ended October 31, 2014	34.71	0.80	(a)	(1.63)		(0.83)	(0.70)	—	—	(0.70)
Year ended October 31, 2013	35.19	0.87	(a)	(0.98)		(0.11)	(0.37)	—	—	(0.37)

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Six Months ended April 30, 2018 (Unaudited)	47.85	0.59	(a)	(1.19)		(0.60)	(0.58)	—	—	(0.58)
Year ended October 31, 2017	43.49	1.37	(a)	4.40		5.77	(1.41)	—	—	(1.41)
Year ended October 31, 2016	43.30	1.34	(a)	(0.02	)(g)	1.32	(1.13)	—	—	(1.13)
Year ended October 31, 2015	45.84	1.13	(a)	(2.67)		(1.54)	(1.00)	—	—	(1.00)
Year ended October 31, 2014	41.62	1.73	(a)	3.65		5.38	(1.16)	—	—	(1.16)
For the period 10/08/13* through 10/31/13	40.00	0.01	(a)	1.61		1.62	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$33.94	8.38%	8.11%	0.46%	0.46%	2.51%	2.52%	12%	$5,597,893
31.59	17.81	17.97	0.47	0.46	2.36	2.36	18	4,760,397
27.40	13.84	14.05	0.49	0.48	2.20	2.20	18	2,822,012
25.52	(20.97)	(21.05)	0.49	0.48	3.17	3.17	13	2,004,234
33.18	(2.44)	(2.44)	0.49	0.48	2.27	2.27	11	2,874,838
34.71	(0.33)	(0.61)	0.48	0.48	2.56	2.56	8	2,764,535

46.67	(1.27)	(1.51)	0.47	0.47	2.50	2.50	6	849,363
47.85	13.44	13.23	0.48	0.47	2.97	2.98	12	875,628
43.49	3.09	3.26	0.48	0.47	3.09	3.10	14	669,676
43.30	(3.40)	(4.03)	0.48	0.47	2.52	2.53	15	467,681
45.84	13.02	13.62	0.48	0.47	3.87	3.88	17	240,664
41.62	4.05	4.20	0.52	0.47	0.32	0.37	1	4,163

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations(b)(c)	Net Investment income	From Net Realized Gains		Tax return of capital	Total

FlexShares® Global Quality Real Estate Index Fund
Six Months ended April 30, 2018 (Unaudited)	$62.02	$0.98	(a)	$(0.42)	$0.56	$(0.84)	$—		$—	$(0.84)
Year ended October 31, 2017	57.12	0.99	(a)	5.54	6.53	(1.63)	—		—	(1.63)
Year ended October 31, 2016	57.47	1.90	(a)	(0.58)	1.32	(1.67)	—		—	(1.67)
Year ended October 31, 2015	55.24	1.36	(a)	2.25	3.61	(1.38)	—		—	(1.38)
For the period 11/05/13* through 10/31/14	50.00	1.65	(a)	4.67	6.32	(1.08)	—		—	(1.08)

FlexShares® Real Assets Allocation Index Fund
Six Months ended April 30, 2018 (Unaudited)	28.08	0.30	(a)	(0.19)	0.11	(0.34)	0.00	(h)	—	(0.34)
Year ended October 31, 2017	25.63	0.66	(a)	2.54	3.20	(0.75)	—		—	(0.75)
For the period 11/23/15* through 10/31/16	25.00	0.86	(a)	0.51 (g)	1.37	(0.74)	—		—	(0.74)

FlexShares® Quality Dividend Index Fund
Six Months ended April 30, 2018 (Unaudited)	42.57	0.64	(a)	1.50	2.14	(0.58)	—		—	(0.58)
Year ended October 31, 2017	37.11	1.23	(a)	5.43	6.66	(1.20)	—		—	(1.20)
Year ended October 31, 2016	35.99	1.23	(a)	1.03	2.26	(1.14)	—		—	(1.14)
Year ended October 31, 2015	35.77	1.08	(a)	0.14	1.22	(1.00)	—		—	(1.00)
Year ended October 31, 2014	32.15	1.02	(a)	3.62	4.64	(1.02)	—		—	(1.02)
For the period 12/14/12* through 10/31/13	25.00	0.83	(a)	6.78	7.61	(0.46)	—		—	(0.46)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$61.74	0.91%	0.68%	0.46%		0.45%		3.22%	3.23%	30%	$268,567
62.02	11.71	11.71	0.46		0.45		1.67	1.67	64	244,970
57.12	2.28	2.44	0.46		0.45		3.26	3.27	57	197,049
57.47	6.60	5.93	0.46		0.45		2.39	2.40	81	132,184
55.24	12.79	13.51	0.47		0.45		3.16	3.18	44	58,003

27.85	0.39	0.21	0.60	(i)	0.11	(i)	1.69	2.18	3	11,838
28.08	12.73	13.05	0.65	(i)	0.11	(i)	1.88	2.42	11	6,318
25.63	5.56	5.60	0.72	(i)	0.11	(i)	3.03	3.64	11	1,282

44.13	5.02	5.04	0.37		0.37		2.87	2.88	27	1,851,284
42.57	18.10	18.03	0.38		0.37		3.00	3.00	89	1,815,665
37.11	6.41	6.43	0.38		0.37		3.38	3.38	85	1,438,149
35.99	3.43	3.52	0.38		0.37		2.99	2.99	86	703,615
35.77	14.61	14.47	0.38		0.37		2.99	3.00	67	586,667
32.15	30.67	30.79	0.38		0.37		3.16	3.17	54	282,930

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations(b)(c)	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Quality Dividend Defensive Index Fund
Six Months ended April 30, 2018 (Unaudited)	$42.04	$0.65	(a)	$1.27		$1.92	$(0.60)	$—	$—	$(0.60)
Year ended October 31, 2017	36.82	1.18	(a)	5.18		6.36	(1.14)	—	—	(1.14)
Year ended October 31, 2016	35.81	1.11	(a)	0.99		2.10	(1.09)	—	—	(1.09)
Year ended October 31, 2015	34.99	1.03	(a)	0.72		1.75	(0.93)	—	—	(0.93)
Year ended October 31, 2014	31.42	0.96	(a)	3.62		4.58	(1.01)	—	—	(1.01)
For the period 12/14/12* through 10/31/13	25.00	0.79	(a)	6.05		6.84	(0.42)	—	—	(0.42)

FlexShares® Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2018 (Unaudited)	41.84	0.63	(a)	1.07		1.70	(0.60)	—	—	(0.60)
Year ended October 31, 2017	35.32	1.19	(a)	6.45		7.64	(1.12)	—	—	(1.12)
Year ended October 31, 2016	35.14	1.11	(a)	0.31	(g)	1.42	(1.24)	—	—	(1.24)
Year ended October 31, 2015	35.83	1.14	(a)	(0.82)		0.32	(1.01)	—	—	(1.01)
Year ended October 31, 2014	32.06	0.98	(a)	3.72		4.70	(0.93)	—	—	(0.93)
For the period 12/14/12* through 10/31/13	25.00	0.84	(a)	6.77		7.61	(0.55)	—	—	(0.55)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$43.36	4.54%	4.59%	0.38%	0.37%	2.97%	2.97%	40%	$303,493
42.04	17.44	17.41	0.38	0.37	2.94	2.95	74	313,167
36.82	5.96	5.96	0.38	0.37	3.09	3.10	72	252,223
35.81	5.04	5.13	0.38	0.37	2.87	2.88	92	191,606
34.99	14.79	14.47	0.38	0.37	2.88	2.89	73	122,462
31.42	27.54	27.79	0.38	0.37	3.02	3.03	54	43,983

42.94	4.04	4.16	0.38	0.37	2.91	2.92	29	47,232
41.84	21.81	21.59	0.38	0.37	2.99	3.00	63	58,571
35.32	4.16	4.43	0.38	0.37	3.23	3.25	69	52,979
35.14	0.89	0.78	0.38	0.37	3.15	3.16	87	73,804
35.83	14.78	14.68	0.38	0.37	2.82	2.84	75	93,151
32.06	30.69	30.74	0.38	0.37	3.22	3.23	67	12,825

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations(b)(c)	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® International Quality Dividend Index Fund
Six Months ended April 30, 2018 (Unaudited)	$26.27	$0.48	(a)	$0.04	$0.52	$(0.39)	$—	$—	$(0.39)
Year ended October 31, 2017	22.45	1.06	(a)	3.69	4.75	(0.93)	—	—	(0.93)
Year ended October 31, 2016	23.03	0.92	(a)	(0.68)	0.24	(0.82)	—	—	(0.82)
Year ended October 31, 2015	26.15	1.01	(a)	(3.18)	(2.17)	(0.95)	—	—	(0.95)
Year ended October 31, 2014	27.00	1.25	(a)	(1.06)	0.19	(1.04)	—	—	(1.04)
For the period 04/12/13* through 10/31/13	25.00	0.46	(a)	1.82	2.28	(0.28)	—	—	(0.28)

FlexShares® International Quality Dividend Defensive Index Fund
Six Months ended April 30, 2018 (Unaudited)	25.06	0.52	(a)	(0.07)	0.45	(0.52)	—	—	(0.52)
Year ended October 31, 2017	22.16	0.99	(a)	2.81	3.80	(0.90)	—	—	(0.90)
Year ended October 31, 2016	22.54	0.83	(a)	(0.35)	0.48	(0.86)	—	—	(0.86)
Year ended October 31, 2015	25.55	0.94	(a)	(3.04)	(2.10)	(0.91)	—	—	(0.91)
Year ended October 31, 2014	26.66	1.23	(a)	(1.32)	(0.09)	(1.02)	—	—	(1.02)
For the period 04/12/13* through 10/31/13	25.00	0.44	(a)	1.58	2.02	(0.36)	—	—	(0.36)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$26.40	1.98%	1.25%	0.47%	0.47%	3.65%	3.65%	32%	$1,090,363
26.27	21.50	21.80	0.48	0.47	4.27	4.28	69	979,701
22.45	1.16	2.05	0.48	0.47	4.17	4.18	68	496,050
23.03	(8.45)	(9.95)	0.48	0.47	4.08	4.09	77	430,590
26.15	0.53	1.11	0.48	0.47	4.56	4.57	61	329,485
27.00	9.22	9.58	0.48	0.47	3.24	3.25	26	75,610

24.99	1.79	0.77	0.48	0.47	4.08	4.09	34	102,444
25.06	17.45	17.69	0.48	0.47	4.18	4.19	72	95,217
22.16	2.24	3.39	0.48	0.47	3.78	3.79	73	77,561
22.54	(8.37)	(9.81)	0.48	0.47	3.86	3.87	77	87,893
25.55	(0.51)	(0.33)	0.48	0.47	4.58	4.59	69	66,441
26.66	8.20	8.85	0.49	0.47	3.16	3.18	27	15,999

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations(b)(c)	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® International Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2018 (Unaudited)	$27.82	$0.50	(a)	$0.34	$0.84	$(0.39)	$—	$—	$(0.39)
Year ended October 31, 2017	23.47	1.11	(a)	4.08	5.19	(0.84)	—	—	(0.84)
Year ended October 31, 2016	23.82	0.83	(a)	(0.13)	0.70	(0.98)	—	(0.07)	(1.05)
Year ended October 31, 2015	26.50	0.88	(a)	(2.50)	(1.62)	(1.06)	—	—	(1.06)
Year ended October 31, 2014	27.34	0.99	(a)	(1.00)	(0.01)	(0.83)	—	—	(0.83)
For the period 04/12/13* through 10/31/13	25.00	0.50	(a)	2.35	2.85	(0.51)	—	—	(0.51)

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2018 (Unaudited)	24.60	0.33	(a)	(0.38)	(0.05)	(0.26)	—	—	(0.26)
Year ended October 31, 2017	24.82	0.37	(a)	(0.27)	0.10	(0.32)	—	—	(0.32)
Year ended October 31, 2016	24.38	0.15	(a)	0.47	0.62	(0.16)	—	(0.02)	(0.18)
Year ended October 31, 2015	24.73	(0.10	)(a)	(0.23)	(0.33)	—	—	(0.02)	(0.02)
Year ended October 31, 2014	24.97	0.10	(a)	(0.15)	(0.05)	(0.10)	—	(0.09)	(0.19)
Year ended October 31, 2013	25.43	0.03	(a)	(0.38)	(0.35)	(0.05)	(0.01)	(0.05)	(0.11)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$28.27	3.04%	2.31%	0.48%	0.47%	3.56%	3.57%	34%	$87,631
27.82	22.37	22.91	0.48	0.47	4.19	4.20	76	91,796
23.47	3.17	3.96	0.49	0.47	3.70	3.72	75	18,777
23.82	(6.28)	(8.00)	0.48	0.47	3.43	3.43	89	35,726
26.50	(0.18)	0.80	0.49	0.47	3.55	3.58	45	113,945
27.34	11.59	11.64	0.48	0.47	3.54	3.55	31	8,203

24.29	(0.21)	(0.21)	0.18	0.18	2.74	2.74	66	2,136,483
24.60	0.42	0.46	0.21	0.20	1.49	1.50	134	2,113,130
24.82	2.55	2.55	0.21	0.20	0.62	0.63	105	1,841,902
24.38	(1.34)	(1.46)	0.21	0.20	(0.40)	(0.39)	83	1,978,311
24.73	(0.22)	(0.10)	0.21	0.20	0.40	0.41	179	2,246,873
24.97	(1.41)	(1.45)	0.20	0.20	0.11	0.11	125	1,975,018

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations(b)(c)	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2018 (Unaudited)	$25.06	$0.36	(a)	$(0.48)	$(0.12)	$(0.31)	$—	$—	$(0.31)
Year ended October 31, 2017	25.45	0.47	(a)	(0.45)	0.02	(0.41)	—	—	(0.41)
Year ended October 31, 2016	24.56	0.30	(a)	0.88	1.18	(0.27)	—	(0.02)	(0.29)
Year ended October 31, 2015	24.87	0.05	(a)	(0.30)	(0.25)	(0.05)	—	(0.01)	(0.06)
Year ended October 31, 2014	25.29	0.21	(a)	(0.32)	(0.11)	(0.24)	—	(0.07)	(0.31)
Year ended October 31, 2013	26.30	0.08	(a)	(0.91)	(0.83)	(0.08)	(0.10)	—	(0.18)

FlexShares® Disciplined Duration MBS Index Fund
Six Months ended April 30, 2018 (Unaudited)	23.86	0.23	(a)	(0.53)	(0.30)	(0.39)	—	—	(0.39)
Year ended October 31, 2017	24.74	0.39	(a)	(0.50)	(0.11)	(0.77)	—	—	(0.77)
Year ended October 31, 2016	24.87	0.45	(a)	0.29	0.74	(0.87)	—	—	(0.87)
Year ended October 31, 2015	25.12	0.37	(a)	0.06 (g)	0.43	(0.68)	0.00 (h)	—	(0.68)
For the period 09/03/14* through 10/31/14	25.00	0.09	(a)	0.09	0.18	(0.06)	—	—	(0.06)

FlexShares® Credit-Scored US Corporate Bond Index Fund
Six Months ended April 30, 2018 (Unaudited)	50.98	0.66	(a)	(1.94)	(1.28)	(0.65)	—	—	(0.65)
Year ended October 31, 2017	51.49	1.26	(a)	(0.34)	0.92	(1.23)	(0.20)	—	(1.43)
Year ended October 31, 2016	50.32	1.21	(a)	1.13	2.34	(1.17)	—	—	(1.17)
For the period 11/12/14* through 10/31/15	50.00	1.12	(a)	0.18	1.30	(0.98)	—	—	(0.98)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements		Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$24.63	(0.50)%	(0.50)%	0.18%	0.18%		2.94%	2.95%		50%	$919,917
25.06	0.08	0.08	0.21	0.20		1.86	1.87		87	819,372
25.45	4.81	4.64	0.21	0.20		1.18	1.19		72	651,605
24.56	(1.00)	(1.04)	0.21	0.20		0.19	0.20		113	432,210
24.87	(0.49)	(0.25)	0.21	0.20		0.82	0.83		150	308,335
25.29	(3.17)	(3.32)	0.20	0.20		0.30	0.30		151	389,483

23.17	(1.28)	(1.19)	0.21	0.20		1.95	1.96		32	47,496
23.86	(0.44)	(0.53)	0.21	0.20		1.61	1.62		61	38,183
24.74	3.02	2.69	0.21	—	(j)	1.62	1.83	(j)	89	42,063
24.87	1.74	2.02	0.22	0.20		1.44	1.46		179	23,627
25.12	0.72	0.76	0.27	0.20		2.18	2.26		23	5,025

49.05	(2.55)	(2.74)	0.23	0.22		2.65	2.66		35	58,856
50.98	1.85	1.99	0.23	0.22		2.48	2.49		65	50,982
51.49	4.71	4.70	0.24	0.22		2.34	2.36		59	36,041
50.32	2.61	2.78	0.26	0.22		2.26	2.30		69	12,581

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations(b)(c)	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Six Months ended April 30, 2018 (Unaudited)	$53.88	$1.02	(a)	$(3.20)	$(2.18)	$(1.02)	$—	$—	$(1.02)
Year ended October 31, 2017	53.83	2.06	(a)	0.74	2.80	(2.07)	(0.68)	—	(2.75)
Year ended October 31, 2016	50.29	2.14	(a)	3.56	5.70	(2.16)	—	—	(2.16)
For the period 09/23/15* through 10/31/15	50.00	0.23	(a)	0.06	0.29	—	—	—	—

FlexShares® Ready Access Variable Income Fund
Six Months ended April 30, 2018 (Unaudited)	75.61	0.64	(a)	(0.22)	0.42	(0.62)	—	—	(0.62)
Year ended October 31, 2017	75.56	0.89	(a)	0.00 (h)	0.89	(0.84)	—	—	(0.84)
Year ended October 31, 2016	75.36	0.65	(a)	0.23	0.88	(0.63)	(0.05)	—	(0.68)
Year ended October 31, 2015	75.61	0.43	(a)	(0.15)	0.28	(0.42)	(0.11)	—	(0.53)
Year ended October 31, 2014	75.32	0.39	(a)	0.29	0.68	(0.39)	—	—	(0.39)
Year ended October 31, 2013	74.97	0.36	(a)	0.27	0.63	(0.28)	—	—	(0.28)

FlexShares® Core Select Bond Fund
Six Months ended April 30, 2018 (Unaudited)	25.08	0.29	(a)	(0.80)	(0.51)	(0.32)	—	—	(0.32)
For the period 11/18/16* through 10/31/17	25.00	0.55	(a)	0.15	0.70	(0.62)	—	—	(0.62)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is directionally inconsistent with aggregate net realized and unrealized for the period as presented in the financial statements.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

(k)	Northern Trust Investments, Inc. reimbursed the Funds for losses incurred related to an error. The impact was an increase of $0.02 to the net realized and unrealized gain (loss) on investments per share and an increase of 0.06% to the total return of the FlexShares Morningstar Global Upstream Natural Resources Index Fund. For the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares STOXX Global ESG Impact Index Fund, the impact to the net realized and unrealized gain (loss) on investments per share amount is less than $0.005 and the total returns are less than 0.005%. Had these reimbursements not been made, the total returns would have been lower.

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$50.68	(4.11)%	(4.56)%	0.23%		0.22%		3.90%	3.91%	40%	$27,872
53.88	5.58	4.25	0.24		0.22		3.92	3.94	91	18,858
53.83	11.60	12.75	0.25		0.22		4.01	4.04	80	13,457
50.29	0.56	1.16	0.27		0.22		4.38	4.43	—	5,029

75.41	0.56	0.63	0.26		0.25		1.72	1.72	51	135,741
75.61	1.18	1.06	0.26		0.25		1.17	1.18	71	162,557
75.56	1.19	1.18	0.26		0.25		0.86	0.87	59	109,564
75.36	0.36	0.28	0.26		0.25		0.56	0.57	38	97,962
75.61	0.90	1.04	0.26		0.25		0.51	0.52	135	75,611
75.32	0.84	4.97	0.26		0.25		0.47	0.47	76	41,423

24.25	(2.04)	(2.43)	0.37	(i)	0.16	(i)	2.15	2.37	47	22,427
25.08	2.86	3.19	0.43	(i)	0.16	(i)	2.08	2.35	99	3,762

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.1%
Aerospace & Defense – 2.1%
AAR Corp.(a)	6,976	$302,061
Aerojet Rocketdyne Holdings, Inc.* (a)	11,118	310,637
Aerovironment, Inc.* (a)	1,526	83,167
Arconic, Inc.	5,450	97,064
Astronics Corp.*	872	31,898
Axon Enterprise, Inc.* (a)	4,578	192,184
Boeing Co. (The)	15,478	5,162,842
BWX Technologies, Inc.	1,744	118,243
Curtiss-Wright Corp.	2,834	362,865
Esterline Technologies Corp.*	4,360	313,266
General Dynamics Corp.	6,758	1,360,453
Harris Corp.	3,706	579,693
HEICO Corp.(a)	5,722	502,678
Hexcel Corp.	6,104	405,733
Huntington Ingalls Industries, Inc.	2,834	689,257
KLX, Inc.* (a)	14,606	1,142,627
Kratos Defense & Security Solutions, Inc.* (a)	11,118	111,291
L3 Technologies, Inc.	2,834	555,124
Lockheed Martin Corp.	6,976	2,238,180
Mercury Systems, Inc.* (a)	3,270	104,902
Moog, Inc., Class A*	5,232	428,867
National Presto Industries, Inc.(a)	436	41,747
Northrop Grumman Corp.	5,014	1,614,709
Orbital ATK, Inc.	4,142	548,318
Raytheon Co.	9,156	1,876,431
Rockwell Collins, Inc.	3,270	433,406
Spirit AeroSystems Holdings, Inc., Class A	8,066	648,264
Teledyne Technologies, Inc.* (a)	2,398	448,642
Textron, Inc.	10,246	636,686
TransDigm Group, Inc.	872	279,537
Triumph Group, Inc.(a)	16,350	386,677
United Technologies Corp.	22,236	2,671,655
		24,679,104

Investments	Shares	Value
Air Freight & Logistics – 0.5%
Air Transport Services Group, Inc.*	15,696	$317,687
Atlas Air Worldwide Holdings, Inc.* (a)	10,900	691,060
CH Robinson Worldwide, Inc.(a)	3,706	341,063
Echo Global Logistics, Inc.*	1,090	29,757
Expeditors International of Washington, Inc.	4,142	264,508
FedEx Corp.	7,848	1,940,025
Forward Air Corp.	2,834	153,008
Hub Group, Inc., Class A*	2,180	95,811
Park-Ohio Holdings Corp.	1,090	41,311
United Parcel Service, Inc., Class B	15,042	1,707,267
XPO Logistics, Inc.* (a)	7,630	741,331
		6,322,828
Airlines – 0.7%
Alaska Air Group, Inc.	4,796	311,404
Allegiant Travel Co.(a)	1,962	314,410
American Airlines Group, Inc.(a)	26,160	1,123,049
Delta Air Lines, Inc.	35,534	1,855,585
Hawaiian Holdings, Inc.	13,734	565,841
JetBlue Airways Corp.* (a)	21,146	405,792
SkyWest, Inc.	20,274	1,153,591
Southwest Airlines Co.	25,942	1,370,516
Spirit Airlines, Inc.* (a)	17,004	607,383
United Continental Holdings, Inc.*	15,914	1,074,831
		8,782,402
Auto Components – 0.7%
Adient plc(a)	3,052	187,057
American Axle & Manufacturing Holdings, Inc.* (a)	29,212	448,112
Aptiv plc	12,206	1,032,383
Autoliv, Inc.(a)	4,360	584,458
BorgWarner, Inc.	12,862	629,466
Cooper Tire & Rubber Co.(a)	13,734	335,796

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Cooper-Standard Holdings, Inc.* (a)	4,360	$539,768
Dana, Inc.(a)	52,320	1,241,554
Dorman Products, Inc.* (a)	1,744	112,069
Gentex Corp.	8,720	198,293
Gentherm, Inc.* (a)	3,270	110,526
Goodyear Tire & Rubber Co. (The)	13,952	350,335
LCI Industries(a)	1,526	145,428
Lear Corp.	2,180	407,595
Modine Manufacturing Co.*	11,554	198,729
Motorcar Parts of America, Inc.* (a)	3,052	58,110
Standard Motor Products, Inc.(a)	3,270	148,294
Superior Industries International, Inc.	218	2,867
Tenneco, Inc.	16,132	720,939
Visteon Corp.*	3,924	488,303
		7,940,082
Automobiles – 0.5%
Ford Motor Co.	170,040	1,911,250
General Motors Co.	55,808	2,050,386
Harley-Davidson, Inc.(a)	436	17,933
Tesla, Inc.* (a)	3,488	1,025,123
Thor Industries, Inc.	4,578	485,909
Winnebago Industries, Inc.(a)	5,886	223,079
		5,713,680
Banks – 8.6%
1st Source Corp.(a)	3,488	181,376
Ameris Bancorp(a)	4,360	225,412
Associated Banc-Corp.	45,126	1,193,583
Banc of California, Inc.(a)	872	16,742
BancFirst Corp.	3,052	174,422
BancorpSouth Bank(a)	7,848	259,376
Bank of America Corp.	449,952	13,462,564
Bank of Hawaii Corp.(a)	3,052	257,009
Bank of the Ozarks, Inc.* (a)	5,232	244,858
BankUnited, Inc.	43,600	1,726,996

Investments	Shares	Value
Banks – (continued)
Banner Corp.	3,270	$187,698
BB&T Corp.	37,932	2,002,810
Berkshire Hills Bancorp, Inc.	5,014	190,281
BOK Financial Corp.	218	21,948
Boston Private Financial Holdings, Inc.	6,104	97,969
Brookline Bancorp, Inc.	12,208	202,653
Bryn Mawr Bank Corp.	2,180	97,228
Cathay General Bancorp(a)	24,634	985,606
Central Pacific Financial Corp.	3,488	101,431
Chemical Financial Corp.(a)	26,596	1,459,854
CIT Group, Inc.	11,990	634,870
Citigroup, Inc.	122,298	8,349,284
Citizens Financial Group, Inc.	27,032	1,121,558
City Holding Co.(a)	2,616	187,253
Columbia Banking System, Inc.(a)	7,630	306,802
Comerica, Inc.	4,796	453,606
Commerce Bancshares, Inc.	1,600	101,632
Community Bank System, Inc.(a)	4,796	269,775
Community Trust Bancorp, Inc.	1,962	94,176
Cullen/Frost Bankers, Inc.	436	49,900
Customers Bancorp, Inc.*	2,834	81,676
CVB Financial Corp.(a)	13,080	289,722
Eagle Bancorp, Inc.*	2,398	140,763
East West Bancorp, Inc.	2,834	188,801
Fifth Third Bancorp	36,842	1,222,049
First Bancorp/PR*	33,354	240,816
First Citizens BancShares, Inc., Class A(a)	1,962	848,153
First Commonwealth Financial Corp.(a)	11,990	181,529
First Financial Bancorp	12,426	384,585
First Financial Bankshares, Inc.(a)	3,706	183,632
First Horizon National Corp.	20,846	381,482
First Interstate BancSystem, Inc., Class A	3,924	158,922
First Merchants Corp.	7,630	328,700
First Midwest Bancorp, Inc.	7,412	180,186

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
First Republic Bank(a)	3,488	$323,931
Flushing Financial Corp.	6,322	163,803
FNB Corp.(a)	37,496	487,448
Fulton Financial Corp.(a)	37,060	626,314
Glacier Bancorp, Inc.(a)	5,668	209,886
Great Western Bancorp, Inc.(a)	10,028	412,552
Hancock Holding Co.	21,800	1,064,930
Hanmi Financial Corp.	3,270	90,252
Heartland Financial USA, Inc.(a)	1,090	58,478
Hilltop Holdings, Inc.	24,634	552,294
Home BancShares, Inc.(a)	8,938	207,719
Hope Bancorp, Inc.(a)	32,482	561,614
Huntington Bancshares, Inc.	72,376	1,079,126
IBERIABANK Corp.	17,440	1,307,128
Independent Bank Corp.(a)	4,796	346,751
International Bancshares Corp.	9,810	390,438
Investors Bancorp, Inc.(a)	13,734	183,624
JPMorgan Chase & Co.	159,794	17,382,391
KeyCorp	66,490	1,324,481
Lakeland Financial Corp.(a)	5,232	248,625
LegacyTexas Financial Group, Inc.	9,156	376,037
M&T Bank Corp.	6,540	1,192,046
MB Financial, Inc.(a)	5,886	250,861
NBT Bancorp, Inc.(a)	6,758	246,937
OFG Bancorp	26,596	359,046
Old National Bancorp(a)	30,956	532,443
PacWest Bancorp	5,450	279,258
Park National Corp.(a)	2,398	258,696
Peoples Bancorp, Inc.	1,090	39,087
People’s United Financial, Inc.	6,976	127,591
Pinnacle Financial Partners, Inc.(a)	3,488	223,406
PNC Financial Services Group, Inc. (The)	22,236	3,237,784
Popular, Inc.	28,994	1,342,132
Prosperity Bancshares, Inc.(a)	8,066	578,897
Regions Financial Corp.	42,946	803,090

Investments	Shares	Value
Banks – (continued)
Renasant Corp.	4,796	$216,923
S&T Bancorp, Inc.(a)	6,976	297,736
Sandy Spring Bancorp, Inc.	5,014	198,705
Signature Bank*	1,744	221,750
Simmons First National Corp., Class A	4,942	149,248
South State Corp.(a)	2,398	207,547
Southside Bancshares, Inc.(a)	3,924	136,673
State Bank Financial Corp.	3,270	103,038
Sterling Bancorp(a)	20,710	491,862
Stock Yards Bancorp, Inc.	3,924	146,954
SunTrust Banks, Inc.	18,966	1,266,929
SVB Financial Group*	1,962	587,835
Synovus Financial Corp.	9,374	489,979
TCF Financial Corp.	42,074	1,044,697
Texas Capital Bancshares, Inc.* (a)	2,834	279,574
Tompkins Financial Corp.	2,616	203,263
TriCo Bancshares	1,526	57,027
Trustmark Corp.	14,824	464,139
UMB Financial Corp.(a)	2,834	217,028
Umpqua Holdings Corp.	64,092	1,510,008
Union Bankshares Corp.(a)	8,938	337,946
United Bankshares, Inc.(a)	23,762	806,720
United Community Banks, Inc.	4,578	146,176
US Bancorp	70,414	3,552,386
Valley National Bancorp(a)	70,632	886,432
Washington Trust Bancorp, Inc.	3,270	181,158
Webster Financial Corp.(a)	6,322	380,521
Wells Fargo & Co.	195,328	10,149,243
WesBanco, Inc.(a)	6,976	305,549
Westamerica Bancorp(a)	218	12,167
Western Alliance Bancorp*	6,976	411,444
Wintrust Financial Corp.	4,578	409,502
Zions Bancorp(a)	4,796	262,581
		102,471,524
Beverages – 1.0%
Boston Beer Co., Inc. (The), Class A* (a)	436	97,729
Brown-Forman Corp., Class B(a)	10,519	589,485

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
Coca-Cola Bottling Co. Consolidated	654	$110,127
Coca-Cola Co. (The)	106,384	4,596,853
Constellation Brands, Inc., Class A	5,232	1,219,736
Dr Pepper Snapple Group, Inc.	6,758	810,690
Molson Coors Brewing Co., Class B	8,938	636,743
Monster Beverage Corp.*	11,336	623,480
PepsiCo, Inc.	37,496	3,784,846
		12,469,689
Biotechnology – 2.5%
AbbVie, Inc.	51,448	4,967,304
ACADIA Pharmaceuticals, Inc.* (a)	5,014	79,271
Achaogen, Inc.* (a)	4,796	68,631
Acorda Therapeutics, Inc.* (a)	15,914	367,613
Agios Pharmaceuticals, Inc.* (a)	1,308	109,754
Alder Biopharmaceuticals, Inc.* (a)	4,796	68,103
Alexion Pharmaceuticals, Inc.*	5,668	666,727
Alkermes plc* (a)	4,142	183,366
Alnylam Pharmaceuticals, Inc.* (a)	2,834	267,898
AMAG Pharmaceuticals, Inc.* (a)	10,464	215,035
Amgen, Inc.	33,572	5,857,643
Amicus Therapeutics, Inc.* (a)	12,208	172,743
Aquinox Pharmaceuticals, Inc.*	4,578	55,806
Ardelyx, Inc.*	16,568	79,526
Arena Pharmaceuticals, Inc.* (a)	2,180	86,851
Array BioPharma, Inc.*	4,142	56,166
Atara Biotherapeutics, Inc.*	12,862	518,982
Avexis, Inc.*	654	139,080
Biogen, Inc.*	5,886	1,610,410

Investments	Shares	Value
Biotechnology – (continued)
BioMarin Pharmaceutical, Inc.*	3,488	$291,283
Bluebird Bio, Inc.* (a)	872	148,371
Celgene Corp.*	23,108	2,012,707
Celldex Therapeutics, Inc.* (a)	23,762	17,584
Clovis Oncology, Inc.* (a)	15,260	661,979
Coherus Biosciences, Inc.* (a)	8,938	108,150
Concert Pharmaceuticals, Inc.* (a)	2,398	43,764
Curis, Inc.* (a)	64,310	34,329
Eagle Pharmaceuticals, Inc.* (a)	1,526	79,367
Emergent BioSolutions, Inc.*	2,180	113,055
Epizyme, Inc.*	2,616	33,616
Esperion Therapeutics, Inc.* (a)	5,014	351,030
Exact Sciences Corp.* (a)	2,616	130,826
Exelixis, Inc.*	6,322	131,624
Geron Corp.* (a)	218	811
Gilead Sciences, Inc.	57,116	4,125,489
Global Blood Therapeutics, Inc.* (a)	1,308	57,748
Halozyme Therapeutics, Inc.* (a)	3,924	74,281
Heron Therapeutics, Inc.* (a)	218	6,605
ImmunoGen, Inc.*	7,412	81,458
Incyte Corp.*	4,796	297,064
Insmed, Inc.* (a)	2,834	68,951
Intrexon Corp.* (a)	2,398	43,596
Ionis Pharmaceuticals, Inc.* (a)	4,578	196,991
Iovance Biotherapeutics, Inc.*	20,056	290,812
Ironwood Pharmaceuticals, Inc.* (a)	1,090	19,751
Keryx Biopharmaceuticals, Inc.* (a)	12,644	56,013
La Jolla Pharmaceutical Co.* (a)	1,962	56,937
Ligand Pharmaceuticals, Inc.* (a)	1,744	270,058
MacroGenics, Inc.* (a)	1,526	35,190

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
MiMedx Group, Inc.* (a)	436	$3,580
Minerva Neurosciences, Inc.* (a)	14,606	95,669
Momenta Pharmaceuticals, Inc.*	2,616	54,413
Myriad Genetics, Inc.* (a)	1,744	49,338
Neurocrine Biosciences, Inc.* (a)	4,142	335,833
NewLink Genetics Corp.* (a)	6,540	29,822
Novavax, Inc.* (a)	38,586	60,194
OPKO Health, Inc.* (a)	119,028	361,845
PDL BioPharma, Inc.* (a)	63,656	185,876
Portola Pharmaceuticals, Inc.* (a)	2,398	86,640
Progenics Pharmaceuticals, Inc.*	2,398	15,611
Puma Biotechnology, Inc.* (a)	1,090	69,487
Regeneron Pharmaceuticals, Inc.* (a)	1,526	463,416
Repligen Corp.* (a)	1,962	72,594
Retrophin, Inc.* (a)	2,834	71,133
Rigel Pharmaceuticals, Inc.* (a)	218	787
Sage Therapeutics, Inc.* (a)	1,526	219,622
Sangamo Therapeutics, Inc.* (a)	14,824	234,219
Sarepta Therapeutics, Inc.* (a)	4,142	316,283
Seattle Genetics, Inc.* (a)	3,270	167,391
Synergy Pharmaceuticals, Inc.* (a)	38,150	59,514
Syros Pharmaceuticals, Inc.* (a)	5,232	63,830
TESARO, Inc.* (a)	872	44,394
TG Therapeutics, Inc.* (a)	2,398	34,411
Ultragenyx Pharmaceutical, Inc.* (a)	1,308	66,499
United Therapeutics Corp.*	1,962	216,036
Vertex Pharmaceuticals, Inc.*	7,848	1,202,000
		29,990,786

Investments	Shares	Value
Building Products – 0.4%
AAON, Inc.(a)	4,360	$148,240
American Woodmark Corp.* (a)	1,308	107,518
AO Smith Corp.	8,720	534,972
Apogee Enterprises, Inc.(a)	4,796	197,163
Armstrong World Industries, Inc.*	218	12,208
Builders FirstSource, Inc.*	20,492	373,569
Fortune Brands Home & Security, Inc.	2,834	154,991
Gibraltar Industries, Inc.* (a)	2,180	76,627
Griffon Corp.	6,322	125,808
Insteel Industries, Inc.(a)	654	19,640
Johnson Controls International plc	34,662	1,174,002
Lennox International, Inc.(a)	2,398	463,701
Masco Corp.	5,232	198,136
NCI Building Systems, Inc.*	654	11,445
Owens Corning	4,796	314,090
Patrick Industries, Inc.* (a)	4,903	278,981
Quanex Building Products Corp.(a)	436	7,477
Simpson Manufacturing Co., Inc.(a)	1,744	95,362
Trex Co., Inc.* (a)	2,616	271,750
Universal Forest Products, Inc.	4,578	145,947
USG Corp.* (a)	11,990	482,358
		5,193,985
Capital Markets – 2.9%
Affiliated Managers Group, Inc.	1,526	251,576
Ameriprise Financial, Inc.	5,232	733,579
Artisan Partners Asset Management, Inc., Class A	3,924	126,157
Bank of New York Mellon Corp. (The)	41,202	2,245,921
BGC Partners, Inc., Class A	52,320	698,995
BlackRock, Inc.	3,706	1,932,679
Cboe Global Markets, Inc.(a)	4,578	488,839
Charles Schwab Corp. (The)	29,866	1,662,939
CME Group, Inc.	8,938	1,409,344

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Cohen & Steers, Inc.(a)	872	$34,967
Cowen, Inc.* (a)	18,312	283,836
E*TRADE Financial Corp.*	14,388	873,064
Eaton Vance Corp.	1,090	59,285
Evercore, Inc., Class A	2,180	220,725
FactSet Research Systems, Inc.(a)	654	123,678
Federated Investors, Inc., Class B(a)	21,582	571,275
Financial Engines, Inc.	1,526	68,136
Franklin Resources, Inc.	9,156	308,008
Goldman Sachs Group, Inc. (The)	17,222	4,104,519
Interactive Brokers Group, Inc., Class A(a)	6,322	469,092
Intercontinental Exchange, Inc.	15,260	1,105,774
INTL. FCStone, Inc.* (a)	8,502	381,060
Invesco Ltd.	22,236	644,177
Investment Technology Group, Inc.	6,104	123,423
Janus Henderson Group plc(a)	17,876	564,703
Legg Mason, Inc.	18,748	744,296
LPL Financial Holdings, Inc.	9,592	580,987
MarketAxess Holdings, Inc.(a)	2,398	476,315
Moody’s Corp.	4,578	742,552
Morgan Stanley	69,542	3,589,758
Morningstar, Inc.	218	23,670
MSCI, Inc.	2,616	391,955
Nasdaq, Inc.	1,962	173,284
Northern Trust Corp.(b)	7,446	794,861
Piper Jaffray Cos.	3,052	213,793
Raymond James Financial, Inc.	2,180	195,655
S&P Global, Inc.	5,886	1,110,100
SEI Investments Co.	3,924	248,114
State Street Corp.	14,824	1,479,139
Stifel Financial Corp.(a)	25,942	1,511,901
T. Rowe Price Group, Inc.	8,720	992,510
TD Ameritrade Holding Corp.	4,142	240,609

Investments	Shares	Value
Capital Markets – (continued)
Virtu Financial, Inc., Class A(a)	19,838	$714,168
Waddell & Reed Financial, Inc., Class A(a)	24,634	498,592
		34,208,010
Chemicals – 2.1%
A Schulman, Inc.(a)	8,066	346,031
AdvanSix, Inc.*	6,322	226,454
Air Products & Chemicals, Inc.	5,014	813,722
Albemarle Corp.(a)	4,578	443,883
American Vanguard Corp.	218	4,698
Ashland Global Holdings, Inc.	2,180	144,272
Axalta Coating Systems Ltd.* (a)	2,398	74,098
Balchem Corp.(a)	2,398	211,600
Cabot Corp.	13,952	779,359
Celanese Corp., Series A	5,232	568,561
CF Industries Holdings, Inc.(a)	3,706	143,793
Chemours Co. (The)(a)	12,426	601,543
DowDuPont, Inc.	73,902	4,673,562
Eastman Chemical Co.	7,630	778,870
Ecolab, Inc.	6,540	946,796
Ferro Corp.* (a)	12,426	273,496
Flotek Industries, Inc.* (a)	654	2,335
FMC Corp.	7,848	625,721
FutureFuel Corp.	218	2,551
GCP Applied Technologies, Inc.* (a)	13,734	393,479
HB Fuller Co.(a)	2,398	118,629
Huntsman Corp.	20,492	610,047
Innophos Holdings, Inc.	4,796	198,458
Innospec, Inc.	4,142	301,123
International Flavors & Fragrances, Inc.	2,180	307,947
Koppers Holdings, Inc.*	872	38,194
Kraton Corp.* (a)	7,848	358,418
Kronos Worldwide, Inc.(a)	12,426	286,295
LyondellBasell Industries NV, Class A	11,336	1,198,555
Minerals Technologies, Inc.	6,322	436,534

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Monsanto Co.	12,208	$1,530,517
Mosaic Co. (The)	6,322	170,378
NewMarket Corp.(a)	218	82,742
Olin Corp.	11,990	361,978
OMNOVA Solutions, Inc.*	1,526	16,633
Platform Specialty Products Corp.*	60,168	605,892
PolyOne Corp.	10,682	447,042
PPG Industries, Inc.	5,668	600,128
Praxair, Inc.	6,322	964,231
Quaker Chemical Corp.	1,962	288,394
Rayonier Advanced Materials, Inc.(a)	11,554	247,256
RPM International, Inc.(a)	2,616	126,353
Scotts Miracle-Gro Co. (The)(a)	2,834	236,866
Sensient Technologies Corp.(a)	3,488	232,475
Sherwin-Williams Co. (The)	2,180	801,499
Stepan Co.	4,796	337,255
Tredegar Corp.	654	11,510
Trinseo SA	18,748	1,367,667
Tronox Ltd., Class A(a)	16,786	288,383
Valvoline, Inc.	4,360	88,421
Venator Materials plc*	7,412	133,490
Westlake Chemical Corp.	436	46,639
WR Grace & Co.	872	59,680
		24,954,453
Commercial Services & Supplies – 0.8%
ABM Industries, Inc.(a)	5,668	176,445
ACCO Brands Corp.	28,558	344,124
Brady Corp., Class A	5,668	206,315
Brink’s Co. (The)	5,886	434,387
CECO Environmental Corp.	5,668	26,640
Cintas Corp.(a)	2,834	482,630
Copart, Inc.*	3,052	155,896
Covanta Holding Corp.(a)	42,292	630,151
Deluxe Corp.(a)	13,734	941,328
Ennis, Inc.	7,412	132,675
Essendant, Inc.(a)	13,734	102,181
Healthcare Services Group, Inc.(a)	6,540	252,640

Investments	Shares	Value
Commercial Services & Supplies – (continued)
Herman Miller, Inc.	10,464	$321,245
HNI Corp.	8,284	276,603
Interface, Inc.	2,616	57,552
KAR Auction Services, Inc.	6,758	351,348
Kimball International, Inc., Class B	7,848	129,649
Knoll, Inc.	4,142	78,988
LSC Communications, Inc.(a)	9,374	163,857
Matthews International Corp., Class A(a)	3,924	192,865
McGrath RentCorp	654	38,540
Mobile Mini, Inc.	2,398	100,716
MSA Safety, Inc.	1,526	132,518
Multi-Color Corp.(a)	2,398	155,750
Pitney Bowes, Inc.	53,846	550,306
Quad/Graphics, Inc.	17,004	420,169
Republic Services, Inc.	8,066	521,709
Rollins, Inc.(a)	3,052	148,083
RR Donnelley & Sons Co.	14,388	121,579
SP Plus Corp.*	436	15,325
Steelcase, Inc., Class A	14,388	190,641
Stericycle, Inc.*	2,398	140,787
Team, Inc.* (a)	8,502	144,109
Tetra Tech, Inc.	6,976	337,638
UniFirst Corp.	1,744	280,086
US Ecology, Inc.	2,180	116,194
Viad Corp.	1,308	66,381
Waste Management, Inc.	12,208	992,388
		9,930,438
Communications Equipment – 1.5%
Acacia Communications, Inc.* (a)	5,668	159,554
ADTRAN, Inc.(a)	218	3,194
Applied Optoelectronics, Inc.* (a)	6,322	202,051
Arista Networks, Inc.* (a)	1,308	346,031
ARRIS International plc*	6,322	170,694
CalAmp Corp.*	1,090	21,528
Calix, Inc.*	436	2,899
Ciena Corp.* (a)	40,984	1,055,338
Cisco Systems, Inc.	232,388	10,292,465
CommScope Holding Co., Inc.*	3,488	133,311

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
EchoStar Corp., Class A* (a)	2,180	$114,537
Extreme Networks, Inc.* (a)	6,976	74,643
F5 Networks, Inc.*	1,308	213,322
Finisar Corp.* (a)	37,060	577,395
Harmonic, Inc.* (a)	30,084	109,807
Infinera Corp.* (a)	6,976	81,759
InterDigital, Inc.	3,270	243,451
Juniper Networks, Inc.	11,990	294,834
Lumentum Holdings, Inc.* (a)	1,526	76,987
Motorola Solutions, Inc.	3,488	383,087
NETGEAR, Inc.* (a)	4,360	241,108
NetScout Systems, Inc.* (a)	24,852	674,732
Oclaro, Inc.*	50,358	398,835
Palo Alto Networks, Inc.*	2,616	503,606
Plantronics, Inc.	2,180	142,027
Ubiquiti Networks, Inc.* (a)	872	62,139
ViaSat, Inc.* (a)	13,298	850,806
Viavi Solutions, Inc.* (a)	40,984	387,299
		17,817,439
Construction & Engineering – 0.3%
AECOM*	7,848	270,285
Aegion Corp.*	5,232	118,714
Argan, Inc.	2,398	95,920
Chicago Bridge & Iron Co. NV(a)	36,188	546,439
Comfort Systems USA, Inc.	4,142	174,792
Dycom Industries, Inc.* (a)	4,360	452,830
EMCOR Group, Inc.	4,142	304,810
Fluor Corp.	6,758	398,384
Granite Construction, Inc.(a)	1,962	102,770
Jacobs Engineering Group, Inc.	1,090	63,318
KBR, Inc.(a)	35,534	593,062
MasTec, Inc.* (a)	13,952	613,888
MYR Group, Inc.*	654	19,620
Primoris Services Corp.	3,052	78,101
Tutor Perini Corp.* (a)	9,156	189,071
Valmont Industries, Inc.	436	61,956
		4,083,960

Investments	Shares	Value
Construction Materials – 0.1%
Eagle Materials, Inc.	1,962	$194,160
Martin Marietta Materials, Inc.	1,962	382,139
Summit Materials, Inc., Class A* (a)	15,508	436,395
US Concrete, Inc.* (a)	1,090	63,710
Vulcan Materials Co.	3,488	389,575
		1,465,979
Consumer Finance – 1.1%
Ally Financial, Inc.	22,890	597,429
American Express Co.	25,288	2,497,190
Capital One Financial Corp.	21,582	1,955,761
Credit Acceptance Corp.* (a)	1,526	504,862
Discover Financial Services	18,312	1,304,730
Encore Capital Group, Inc.* (a)	10,464	466,694
Enova International, Inc.*	9,156	268,271
EZCORP, Inc., Class A* (a)	14,170	194,129
FirstCash, Inc.	5,232	453,614
Green Dot Corp., Class A*	3,052	185,592
LendingClub Corp.* (a)	218	586
Navient Corp.	74,556	988,613
Nelnet, Inc., Class A(a)	8,502	448,991
OneMain Holdings, Inc.*	7,412	228,660
PRA Group, Inc.* (a)	8,720	310,432
Santander Consumer USA Holdings, Inc.(a)	12,426	229,260
SLM Corp.*	46,652	535,565
Synchrony Financial	40,112	1,330,515
World Acceptance Corp.* (a)	1,090	111,725
		12,612,619
Containers & Packaging – 0.5%
AptarGroup, Inc.(a)	1,090	101,915
Avery Dennison Corp.	1,962	205,637
Ball Corp.	11,118	445,721
Bemis Co., Inc.	16,132	698,032
Berry Global Group, Inc.*	10,246	563,530
Crown Holdings, Inc.*	4,142	206,437
Graphic Packaging Holding Co.	21,364	305,505
International Paper Co.	20,710	1,067,808

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Myers Industries, Inc.	436	$10,159
Owens-Illinois, Inc.*	49,050	997,186
Packaging Corp. of America	1,744	201,763
Sealed Air Corp.(a)	3,924	172,067
Silgan Holdings, Inc.	4,796	134,624
Sonoco Products Co.	1,962	100,768
WestRock Co.	13,080	773,813
		5,984,965
Distributors – 0.1%
Core-Mark Holding Co., Inc.	5,232	107,832
Genuine Parts Co.	2,398	211,791
LKQ Corp.*	9,156	284,019
Pool Corp.(a)	2,834	393,388
		997,030
Diversified Consumer Services – 0.3%
Adtalem Global Education, Inc.*	18,312	871,651
American Public Education, Inc.*	2,616	105,425
Bright Horizons Family Solutions, Inc.*	3,270	310,258
Capella Education Co.	1,744	160,012
Career Education Corp.*	16,350	212,059
Carriage Services, Inc.(a)	3,488	90,793
Graham Holdings Co., Class B	436	262,930
Grand Canyon Education, Inc.* (a)	4,360	453,396
H&R Block, Inc.	5,886	162,748
Houghton Mifflin Harcourt Co.*	24,198	164,546
Service Corp. International(a)	10,464	382,041
Strayer Education, Inc.(a)	1,744	183,242
Weight Watchers International, Inc.*	8,720	610,836
		3,969,937
Diversified Financial Services – 1.5%
Berkshire Hathaway, Inc., Class B*	88,072	17,062,189
Cannae Holdings, Inc.*	1,526	31,527

Investments	Shares	Value
Diversified Financial Services – (continued)
Leucadia National Corp.	17,440	$419,263
Voya Financial, Inc.	13,952	730,387
		18,243,366
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	279,912	9,153,122
ATN International, Inc.	1,744	92,432
CenturyLink, Inc.	45,998	854,643
Cincinnati Bell, Inc.* (a)	436	6,606
Cogent Communications Holdings, Inc.	3,270	154,181
Consolidated Communications Holdings, Inc.(a)	2,398	27,097
Frontier Communications Corp.(a)	30,084	249,697
Globalstar, Inc.*	12,862	7,866
IDT Corp., Class B*	2,616	14,179
Iridium Communications, Inc.* (a)	27,032	321,681
ORBCOMM, Inc.* (a)	2,616	23,596
Verizon Communications, Inc.	174,618	8,617,398
Vonage Holdings Corp.*	29,212	326,590
Windstream Holdings, Inc.	436	676
Zayo Group Holdings, Inc.*	6,104	221,575
		20,071,339
Electric Utilities – 1.5%
ALLETE, Inc.	6,104	466,407
Alliant Energy Corp.	4,360	187,262
American Electric Power Co., Inc.	15,042	1,052,639
Duke Energy Corp.(a)	25,724	2,062,036
Edison International	14,824	971,269
El Paso Electric Co.	5,450	278,223
Entergy Corp.	8,938	729,251
Eversource Energy	11,118	669,860
Exelon Corp.	40,984	1,626,245
FirstEnergy Corp.(a)	20,492	704,925
Great Plains Energy, Inc.	19,402	635,027
Hawaiian Electric Industries, Inc.(a)	13,516	468,870
IDACORP, Inc.	3,488	324,384

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
MGE Energy, Inc.	2,398	$139,204
NextEra Energy, Inc.	11,554	1,893,816
OGE Energy Corp.	2,616	85,988
Otter Tail Corp.	1,526	66,915
PG&E Corp.	24,198	1,115,528
Pinnacle West Capital Corp.	1,962	157,941
PNM Resources, Inc.	8,720	345,748
Portland General Electric Co.	10,246	435,250
PPL Corp.	33,790	983,289
Southern Co. (The)	42,510	1,960,561
Westar Energy, Inc.	1,308	70,867
Xcel Energy, Inc.	22,672	1,061,956
		18,493,461
Electrical Equipment – 0.6%
Acuity Brands, Inc.(a)	1,526	182,769
AMETEK, Inc.	3,706	258,679
AZZ, Inc.(a)	1,308	58,271
Eaton Corp. plc	23,980	1,799,219
Emerson Electric Co.	21,146	1,404,306
Encore Wire Corp.(a)	1,308	68,866
EnerSys	9,810	672,574
Generac Holdings, Inc.*	9,592	431,736
General Cable Corp.(a)	5,014	148,665
Hubbell, Inc.	654	67,925
Regal Beloit Corp.	14,170	1,008,904
Rockwell Automation, Inc.	2,180	358,675
Sensata Technologies Holding plc* (a)	1,744	88,456
Sunrun, Inc.* (a)	18,966	174,867
Vivint Solar, Inc.* (a)	872	3,444
		6,727,356
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp., Class A	8,066	675,205
Anixter International, Inc.*	7,412	436,567
Arrow Electronics, Inc.*	2,180	162,933
Avnet, Inc.	2,180	85,521
AVX Corp.	7,630	112,619
Badger Meter, Inc.(a)	2,616	111,049
Belden, Inc.(a)	12,644	778,870
Benchmark Electronics, Inc.	10,246	269,470

Investments	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
CDW Corp.	3,052	$217,577
Cognex Corp.	10,028	463,795
Coherent, Inc.* (a)	1,308	220,032
Corning, Inc.	50,140	1,354,783
CTS Corp.	6,758	202,402
Dolby Laboratories, Inc., Class A(a)	872	52,163
ePlus, Inc.*	4,360	348,146
Fabrinet* (a)	10,900	307,489
Fitbit, Inc., Class A*	436	2,420
Flex Ltd.*	8,938	116,194
FLIR Systems, Inc.	3,488	186,782
II-VI, Inc.* (a)	1,090	41,529
Insight Enterprises, Inc.*	11,554	409,589
IPG Photonics Corp.*	2,834	603,727
Jabil, Inc.	19,184	510,294
Keysight Technologies, Inc.*	1,526	78,864
Knowles Corp.*	1,308	16,742
Littelfuse, Inc.(a)	2,020	377,578
Mesa Laboratories, Inc.(a)	218	36,692
Methode Electronics, Inc.	3,270	130,473
National Instruments Corp.(a)	218	8,914
Novanta, Inc.*	3,270	192,276
PC Connection, Inc.(a)	3,924	104,732
Plexus Corp.*	6,758	370,609
Rogers Corp.*	1,308	139,564
Sanmina Corp.*	22,236	655,962
ScanSource, Inc.*	5,014	171,980
SYNNEX Corp.	3,924	393,067
TE Connectivity Ltd.	7,194	660,050
Tech Data Corp.*	11,336	864,370
Trimble, Inc.*	5,232	181,027
TTM Technologies, Inc.* (a)	21,800	303,892
Universal Display Corp.(a)	1,308	115,169
VeriFone Systems, Inc.*	17,004	391,262
Vishay Intertechnology, Inc.(a)	55,808	985,011
Zebra Technologies Corp., Class A*	5,014	676,038
		14,523,428

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – 1.4%
Archrock, Inc.(a)	34,880	$376,704
Baker Hughes a GE Co.	16,568	598,270
Basic Energy Services, Inc.*	8,284	134,035
Bristow Group, Inc.(a)	13,734	220,431
C&J Energy Services, Inc.* (a)	15,914	475,192
Core Laboratories NV(a)	872	106,776
Diamond Offshore Drilling, Inc.* (a)	41,856	769,732
Ensco plc, Class A(a)	15,042	84,987
Exterran Corp.*	12,862	376,728
Forum Energy Technologies, Inc.* (a)	7,848	98,885
Frank’s International NV(a)	18,530	129,525
Halliburton Co.	26,814	1,420,874
Helix Energy Solutions Group, Inc.*	30,738	237,297
Helmerich & Payne, Inc.	6,540	454,857
Matrix Service Co.*	11,118	171,217
McDermott International, Inc.*	86,546	571,204
Nabors Industries Ltd.(a)	135,596	1,031,886
National Oilwell Varco, Inc.(a)	12,208	472,083
Natural Gas Services Group, Inc.*	872	21,015
Newpark Resources, Inc.* (a)	5,014	52,647
Noble Corp. plc* (a)	157,178	734,021
Oceaneering International, Inc.(a)	32,700	694,548
Oil States International, Inc.* (a)	2,834	101,882
Patterson-UTI Energy, Inc.(a)	18,966	406,252
RPC, Inc.(a)	6,104	109,933
Schlumberger Ltd.	44,036	3,019,108
SEACOR Holdings, Inc.*	3,488	191,282
Superior Energy Services, Inc.*	63,220	678,351
TETRA Technologies, Inc.*	44,036	173,061
Transocean Ltd.* (a)	140,610	1,739,346
Unit Corp.* (a)	19,620	444,982
US Silica Holdings, Inc.(a)	2,834	85,332

Investments	Shares	Value
Energy Equipment & Services – (continued)
Weatherford International plc* (a)	90,470	$266,887
		16,449,330
Equity Real Estate Investment Trusts (REITs) – 3.4%
Acadia Realty Trust(a)	1,090	25,724
Agree Realty Corp.	1,090	53,279
Alexander & Baldwin, Inc.	3,270	74,883
Alexander’s, Inc.(a)	218	85,750
Alexandria Real Estate Equities, Inc.	2,834	353,031
American Assets Trust, Inc.	2,834	95,137
American Campus Communities, Inc.	5,886	230,201
American Homes 4 Rent, Class A	7,630	154,126
American Tower Corp.	12,426	1,694,409
Apartment Investment & Management Co., Class A	4,360	177,016
Apple Hospitality REIT, Inc.	49,704	894,175
Ashford Hospitality Trust, Inc.	22,454	154,484
AvalonBay Communities, Inc.	5,232	852,816
Bluerock Residential Growth REIT, Inc.(a)	13,298	119,549
Boston Properties, Inc.	5,014	608,750
Braemar Hotels & Resorts, Inc.	654	6,802
Brandywine Realty Trust	13,298	214,231
Brixmor Property Group, Inc.	18,966	282,404
Camden Property Trust	2,398	204,789
CBL & Associates Properties, Inc.(a)	74,120	309,822
Chatham Lodging Trust	1,090	20,765
Chesapeake Lodging Trust	7,194	212,511
CoreCivic, Inc.	42,946	865,791
CorEnergy Infrastructure Trust, Inc.(a)	1,090	42,009
CoreSite Realty Corp.(a)	2,616	272,326
Corporate Office Properties Trust	9,156	251,882
Cousins Properties, Inc.	9,156	81,397
Crown Castle International Corp.	11,990	1,209,431
CubeSmart	12,644	372,239

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
CyrusOne, Inc.(a)	2,834	$151,874
DCT Industrial Trust, Inc.	5,668	371,651
DDR Corp.(a)	100,280	727,030
DiamondRock Hospitality Co.	37,714	416,740
Digital Realty Trust, Inc.(a)	5,886	622,091
Douglas Emmett, Inc.	2,398	89,373
Duke Realty Corp.	11,118	301,298
EastGroup Properties, Inc.(a)	1,090	97,860
Education Realty Trust, Inc.(a)	4,142	136,313
Empire State Realty Trust, Inc., Class A	6,976	121,522
EPR Properties	3,488	191,910
Equinix, Inc.	2,398	1,009,054
Equity Commonwealth* (a)	16,350	506,687
Equity LifeStyle Properties, Inc.	1,526	136,058
Equity Residential	6,758	417,036
Essex Property Trust, Inc.	1,962	470,272
Extra Space Storage, Inc.	5,014	449,204
Federal Realty Investment Trust(a)	1,744	202,042
First Industrial Realty Trust, Inc.(a)	9,374	291,625
Forest City Realty Trust, Inc., Class A	6,976	139,939
Franklin Street Properties Corp.(a)	46,216	359,561
Front Yard Residential Corp.(a)	37,496	368,211
Gaming and Leisure Properties, Inc.	3,924	134,476
GEO Group, Inc. (The)	6,976	156,960
Getty Realty Corp.(a)	872	21,844
GGP, Inc.	20,274	405,277
Global Net Lease, Inc.(a)	5,886	109,538
HCP, Inc.	22,672	529,618
Healthcare Realty Trust, Inc.(a)	5,668	157,740
Healthcare Trust of America, Inc., Class A(a)	5,014	125,300
Hersha Hospitality Trust	6,322	118,727
Highwoods Properties, Inc.	3,706	163,138

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
Hospitality Properties Trust	9,592	$238,649
Host Hotels & Resorts, Inc.	25,288	494,633
Hudson Pacific Properties, Inc.	5,668	186,307
InfraREIT, Inc.	5,886	125,431
Investors Real Estate Trust	15,478	82,498
Invitation Homes, Inc.	13,016	301,190
iStar, Inc.*	26,814	271,894
Kilroy Realty Corp.	1,526	109,368
Kimco Realty Corp.	28,340	411,213
Kite Realty Group Trust(a)	32,918	484,553
Lamar Advertising Co., Class A	2,834	180,554
LaSalle Hotel Properties	34,444	1,018,509
Lexington Realty Trust	13,952	112,174
Liberty Property Trust	436	18,234
Life Storage, Inc.	4,578	404,878
LTC Properties, Inc.	3,052	110,330
Macerich Co. (The)	3,270	188,417
Mack-Cali Realty Corp.	11,118	190,896
Medical Properties Trust, Inc.(a)	42,510	543,278
Mid-America Apartment Communities, Inc.	3,924	358,889
National Health Investors, Inc.(a)	2,616	178,594
National Retail Properties, Inc.(a)	3,052	116,098
New Senior Investment Group, Inc.(a)	28,122	242,412
NorthStar Realty Europe Corp.	1,526	22,127
Omega Healthcare Investors, Inc.(a)	10,028	260,527
Outfront Media, Inc.	7,412	138,975
Paramount Group, Inc.	5,014	71,951
Pebblebrook Hotel Trust(a)	2,398	83,906
Pennsylvania REIT(a)	28,776	278,552
Physicians Realty Trust	9,810	146,561
Piedmont Office Realty Trust, Inc., Class A	5,886	105,477
Preferred Apartment Communities, Inc., Class A	7,848	115,444
Prologis, Inc.	13,516	877,324

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
PS Business Parks, Inc.	872	$100,524
Public Storage	3,488	703,809
QTS Realty Trust, Inc., Class A	1,090	38,575
Quality Care Properties, Inc.*	4,796	105,368
Ramco-Gershenson Properties Trust	654	7,815
Rayonier, Inc.	4,360	162,148
Realty Income Corp.(a)	11,554	583,600
Regency Centers Corp.	5,014	295,074
Retail Opportunity Investments Corp.(a)	5,232	89,990
RLJ Lodging Trust	4,578	95,085
Ryman Hospitality Properties, Inc.(a)	5,450	427,171
Sabra Health Care REIT, Inc.(a)	64,528	1,181,508
Saul Centers, Inc.	654	31,294
SBA Communications Corp.*	2,616	419,162
Select Income REIT	28,122	533,193
Senior Housing Properties Trust(a)	10,682	166,319
Simon Property Group, Inc.	6,104	954,299
SL Green Realty Corp.	1,308	127,844
Spirit Realty Capital, Inc.	218	1,755
STAG Industrial, Inc.	3,488	85,700
STORE Capital Corp.(a)	11,336	286,007
Summit Hotel Properties, Inc.	33,136	479,809
Sun Communities, Inc.	3,924	368,267
Sunstone Hotel Investors, Inc.	7,630	119,028
Taubman Centers, Inc.	2,834	158,647
Terreno Realty Corp.	218	8,099
Tier REIT, Inc.	3,924	74,595
UDR, Inc.	7,412	267,944
Uniti Group, Inc.	16,786	302,484
Universal Health Realty Income Trust(a)	2,616	156,777
Urban Edge Properties(a)	5,450	112,107
Urstadt Biddle Properties, Inc., Class A	218	4,332
Ventas, Inc.	16,132	829,507

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
VEREIT, Inc.	66,272	$450,650
Vornado Realty Trust	6,540	444,916
Washington Prime Group, Inc.(a)	69,760	451,347
Washington REIT	3,706	106,436
Weingarten Realty Investors	6,540	179,654
Welltower, Inc.(a)	16,350	873,744
Weyerhaeuser Co.	25,288	930,093
Xenia Hotels & Resorts, Inc.	20,274	417,442
		41,021,659
Food & Staples Retailing – 1.8%
Andersons, Inc. (The)(a)	8,066	263,355
Casey’s General Stores, Inc.(a)	1,962	189,529
Costco Wholesale Corp.	15,042	2,965,681
CVS Health Corp.	45,344	3,166,371
Ingles Markets, Inc., Class A	4,142	141,863
Kroger Co. (The)	45,562	1,147,707
Performance Food Group Co.*	25,288	820,595
PriceSmart, Inc.(a)	654	57,290
Rite Aid Corp.* (a)	372,780	622,543
Smart & Final Stores, Inc.*	10,028	51,143
SpartanNash Co.	12,426	225,905
Sprouts Farmers Market, Inc.*	31,174	780,285
SUPERVALU, Inc.* (a)	10,900	190,859
Sysco Corp.	13,516	845,291
United Natural Foods, Inc.* (a)	23,544	1,059,951
Walgreens Boots Alliance, Inc.	37,496	2,491,609
Walmart, Inc.	68,452	6,055,264
Weis Markets, Inc.(a)	4,142	190,615
		21,265,856
Food Products – 1.1%
Archer-Daniels-Midland Co.	19,184	870,570
B&G Foods, Inc.(a)	22,454	510,829
Bunge Ltd.	5,450	393,653
Calavo Growers, Inc.(a)	1,308	122,560
Cal-Maine Foods, Inc.*	8,284	403,431
Campbell Soup Co.(a)	7,630	311,151

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Conagra Brands, Inc.	12,644	$468,713
Darling Ingredients, Inc.*	26,814	459,592
Dean Foods Co.(a)	32,700	281,547
Flowers Foods, Inc.	872	19,716
Fresh Del Monte Produce, Inc.(a)	9,374	460,732
Freshpet, Inc.* (a)	872	17,266
General Mills, Inc.	22,454	982,138
Hain Celestial Group, Inc. (The)* (a)	4,578	133,357
Hershey Co. (The)(a)	3,270	300,644
Hormel Foods Corp.(a)	6,322	229,172
Ingredion, Inc.	2,180	263,976
J&J Snack Foods Corp.	1,526	209,688
JM Smucker Co. (The)(a)	3,052	348,172
Kellogg Co.(a)	5,014	295,325
Kraft Heinz Co. (The)	19,402	1,093,885
Lancaster Colony Corp.(a)	1,308	164,272
Landec Corp.*	1,308	17,396
McCormick & Co., Inc. (Non-Voting)(a)	2,834	298,732
Mondelez International, Inc., Class A	37,714	1,489,703
Pilgrim’s Pride Corp.*	5,014	108,302
Pinnacle Foods, Inc.	5,450	329,180
Post Holdings, Inc.* (a)	4,578	364,271
Sanderson Farms, Inc.(a)	5,014	557,356
Seaboard Corp.(a)	24	96,169
Tootsie Roll Industries, Inc.(a)	2,021	57,700
TreeHouse Foods, Inc.* (a)	18,312	705,012
Tyson Foods, Inc., Class A	9,156	641,836
		13,006,046
Gas Utilities – 0.2%
Atmos Energy Corp.	1,526	132,594
Chesapeake Utilities Corp.	3,052	231,952
New Jersey Resources Corp.(a)	8,284	342,544
Northwest Natural Gas Co.	218	13,363
ONE Gas, Inc.	4,142	288,780
South Jersey Industries, Inc.(a)	8,502	262,712

Investments	Shares	Value
Gas Utilities – (continued)
Southwest Gas Holdings, Inc.	3,270	$238,677
Spire, Inc.(a)	3,924	283,117
UGI Corp.	3,924	189,882
WGL Holdings, Inc.	4,578	389,588
		2,373,209
Health Care Equipment & Supplies – 2.2%
Abaxis, Inc.(a)	1,090	72,561
Abbott Laboratories	58,424	3,396,187
ABIOMED, Inc.*	2,834	852,892
Align Technology, Inc.*	3,706	925,944
Analogic Corp.	436	36,232
AngioDynamics, Inc.*	1,526	29,574
Anika Therapeutics, Inc.* (a)	1,090	47,971
AtriCure, Inc.* (a)	1,090	24,231
Baxter International, Inc.	20,492	1,424,194
Becton Dickinson and Co.	7,210	1,671,783
Boston Scientific Corp.*	30,956	889,056
Cantel Medical Corp.	2,834	317,606
Cardiovascular Systems, Inc.*	872	19,925
Cerus Corp.*	2,834	14,737
CONMED Corp.	5,232	340,237
Cooper Cos., Inc. (The)	872	199,435
Danaher Corp.	17,004	1,705,841
DENTSPLY SIRONA, Inc.	4,796	241,431
DexCom, Inc.* (a)	3,924	287,158
Edwards Lifesciences Corp.*	5,668	721,876
Globus Medical, Inc., Class A*	5,668	290,145
Halyard Health, Inc.*	8,720	413,066
Hill-Rom Holdings, Inc.	4,360	374,219
Hologic, Inc.* (a)	7,848	304,424
ICU Medical, Inc.*	1,090	274,353
IDEXX Laboratories, Inc.*	2,616	508,786
Insulet Corp.* (a)	2,180	187,480
Integer Holdings Corp.*	10,682	586,442
Integra LifeSciences Holdings Corp.* (a)	5,668	349,319
Intuitive Surgical, Inc.*	2,616	1,153,081
Invacare Corp.(a)	6,976	126,963
Lantheus Holdings, Inc.*	5,450	97,010
Masimo Corp.*	4,796	430,345

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Medtronic plc	34,008	$2,725,061
Merit Medical Systems, Inc.*	4,578	222,033
Natus Medical, Inc.*	2,834	93,664
Neogen Corp.* (a)	3,778	257,471
Nevro Corp.*	1,308	116,883
NuVasive, Inc.*	3,924	208,796
NxStage Medical, Inc.*	3,270	87,047
OraSure Technologies, Inc.*	872	15,461
Orthofix International NV*	4,796	292,652
Quidel Corp.*	218	12,361
ResMed, Inc.	2,834	268,210
Stryker Corp.	11,772	1,994,412
Surmodics, Inc.*	436	16,285
Teleflex, Inc.	2,398	642,376
Varian Medical Systems, Inc.*	1,526	176,390
West Pharmaceutical Services, Inc.	4,796	423,055
Wright Medical Group NV* (a)	2,398	47,025
Zimmer Biomet Holdings, Inc.	7,194	828,533
		26,742,219
Health Care Providers & Services – 3.1%
Acadia Healthcare Co., Inc.* (a)	22,890	814,426
Aceto Corp.(a)	4,360	10,987
Aetna, Inc.	11,772	2,107,777
Amedisys, Inc.* (a)	4,796	316,968
American Renal Associates Holdings, Inc.*	2,834	41,518
AmerisourceBergen Corp.	8,066	730,618
AMN Healthcare Services, Inc.* (a)	22,890	1,530,196
Anthem, Inc.	11,990	2,829,520
BioTelemetry, Inc.* (a)	218	8,328
Brookdale Senior Living, Inc.* (a)	64,092	464,026
Capital Senior Living Corp.* (a)	6,758	79,406
Cardinal Health, Inc.	12,208	783,387
Centene Corp.*	9,374	1,017,829

Investments	Shares	Value
Health Care Providers & Services – (continued)
Chemed Corp.(a)	1,744	$537,536
Cigna Corp.	6,104	1,048,789
Community Health Systems, Inc.* (a)	49,050	185,409
CorVel Corp.*	654	32,079
DaVita, Inc.* (a)	4,142	260,076
Diplomat Pharmacy, Inc.*	13,516	294,514
Encompass Health Corp.	11,772	715,973
Ensign Group, Inc. (The)(a)	13,080	364,540
Envision Healthcare Corp.* (a)	5,014	186,370
Express Scripts Holding Co.*	23,762	1,798,783
HCA Healthcare, Inc.	13,298	1,273,151
Henry Schein, Inc.* (a)	2,834	215,384
Humana, Inc.	4,142	1,218,494
Kindred Healthcare, Inc.*	27,468	244,465
Laboratory Corp. of America Holdings*	4,796	818,917
LHC Group, Inc.*	4,193	312,043
LifePoint Health, Inc.* (a)	12,208	584,763
Magellan Health, Inc.*	5,886	493,541
McKesson Corp.	10,028	1,566,474
MEDNAX, Inc.* (a)	28,558	1,311,098
Molina Healthcare, Inc.* (a)	14,606	1,215,949
Owens & Minor, Inc.(a)	19,402	315,283
Patterson Cos., Inc.(a)	25,506	593,780
Providence Service Corp. (The)*	2,398	181,960
Quest Diagnostics, Inc.	4,578	463,294
R1 RCM, Inc.*	10,464	77,748
Select Medical Holdings Corp.*	25,288	456,448
Surgery Partners, Inc.* (a)	2,180	34,880
Tenet Healthcare Corp.* (a)	26,596	636,708
Tivity Health, Inc.* (a)	2,616	94,045
Triple-S Management Corp., Class B*	6,322	179,229
UnitedHealth Group, Inc.	30,302	7,163,393
Universal Health Services, Inc., Class B	5,668	647,286
US Physical Therapy, Inc.	1,308	119,355
WellCare Health Plans, Inc.*	3,052	626,148
		37,002,891

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.* (a)	62,130	$721,950
athenahealth, Inc.*	1,090	133,492
Cerner Corp.* (a)	3,052	177,779
Computer Programs & Systems, Inc.(a)	218	6,507
HealthStream, Inc.	436	10,111
Medidata Solutions, Inc.* (a)	3,488	248,904
Omnicell, Inc.*	3,488	150,333
Vocera Communications, Inc.*	4,142	103,840
		1,552,916
Hotels, Restaurants & Leisure – 2.0%
Aramark	2,180	81,510
Belmond Ltd., Class A*	2,180	23,326
BJ’s Restaurants, Inc.	1,962	109,578
Bloomin’ Brands, Inc.(a)	35,970	851,050
Boyd Gaming Corp.(a)	14,170	470,586
Brinker International, Inc.(a)	11,118	484,634
Caesars Entertainment Corp.* (a)	17,222	195,470
Carnival Corp.	22,454	1,415,949
Cheesecake Factory, Inc. (The)(a)	9,374	486,979
Chipotle Mexican Grill, Inc.*	654	276,858
Choice Hotels International, Inc.	1,962	157,058
Churchill Downs, Inc.	1,090	299,314
Cracker Barrel Old Country Store, Inc.	1,744	287,045
Darden Restaurants, Inc.	3,924	364,383
Denny’s Corp.*	12,426	217,579
Dine Brands Global, Inc.	4,578	363,219
Domino’s Pizza, Inc.	2,834	685,063
Dunkin’ Brands Group, Inc.(a)	1,962	119,603
Eldorado Resorts, Inc.* (a)	2,834	114,777
Fiesta Restaurant Group, Inc.*	4,142	86,982
Hilton Worldwide Holdings, Inc.	3,924	309,368
Hyatt Hotels Corp., Class A	3,052	234,607

Investments	Shares	Value
Hotels, Restaurants & Leisure – (continued)
ILG, Inc.(a)	14,606	$498,503
International Speedway Corp., Class A	1,744	71,678
Jack in the Box, Inc.	2,616	234,655
Las Vegas Sands Corp.	7,630	559,508
Marcus Corp. (The)	4,142	123,432
Marriott International, Inc., Class A	8,938	1,221,646
Marriott Vacations Worldwide Corp.(a)	3,270	400,935
McDonald’s Corp.	25,506	4,270,725
MGM Resorts International	10,900	342,478
Norwegian Cruise Line Holdings Ltd.* (a)	6,758	361,350
Papa John’s International, Inc.(a)	3,052	189,224
Penn National Gaming, Inc.*	23,544	713,619
Pinnacle Entertainment, Inc.*	15,696	504,156
Red Robin Gourmet Burgers, Inc.* (a)	3,052	190,292
Red Rock Resorts, Inc., Class A	5,014	151,373
Royal Caribbean Cruises Ltd.	7,412	801,904
Ruth’s Hospitality Group, Inc.	3,052	81,946
Scientific Games Corp.* (a)	12,862	685,545
SeaWorld Entertainment, Inc.* (a)	18,748	282,907
Six Flags Entertainment Corp.(a)	3,270	206,795
Sonic Corp.(a)	5,014	129,913
Starbucks Corp.	37,932	2,183,745
Texas Roadhouse, Inc.	4,142	265,419
Vail Resorts, Inc.(a)	2,398	549,885
Wendy’s Co. (The)	20,056	335,737
Wyndham Worldwide Corp.	2,180	248,978
Wynn Resorts Ltd.	1,744	324,715
Yum! Brands, Inc.	9,810	854,451
Zoe’s Kitchen, Inc.* (a)	1,962	28,939
		24,449,391
Household Durables – 1.0%
Beazer Homes USA, Inc.*	28,994	425,632
Cavco Industries, Inc.* (a)	654	111,409
DR Horton, Inc.	19,184	846,782

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Ethan Allen Interiors, Inc.	654	$14,421
Garmin Ltd.	872	51,160
Hamilton Beach Brands Holding Co.*	56	1,246
Helen of Troy Ltd.*	8,066	719,084
Hooker Furniture Corp.	872	32,918
Hovnanian Enterprises, Inc., Class A* (a)	12,208	24,538
iRobot Corp.* (a)	1,526	89,057
KB Home	38,804	1,030,246
La-Z-Boy, Inc.(a)	8,284	238,579
Leggett & Platt, Inc.(a)	2,398	97,239
Lennar Corp., Class A	20,662	1,092,813
Lennar Corp., Class B	429	18,314
LGI Homes, Inc.* (a)	4,796	331,883
M/I Homes, Inc.* (a)	3,052	93,025
MDC Holdings, Inc.	8,708	252,619
Meritage Homes Corp.*	10,028	446,246
Mohawk Industries, Inc.*	1,962	411,785
Newell Brands, Inc.(a)	22,672	626,427
NVR, Inc.* (a)	201	623,100
PulteGroup, Inc.(a)	16,568	503,004
Taylor Morrison Home Corp., Class A* (a)	23,762	564,585
Tempur Sealy International, Inc.* (a)	7,630	341,443
Toll Brothers, Inc.(a)	5,014	211,390
TRI Pointe Group, Inc.* (a)	69,324	1,186,134
Tupperware Brands Corp.	13,298	592,559
Universal Electronics, Inc.* (a)	2,834	131,214
Whirlpool Corp.(a)	3,706	574,245
William Lyon Homes, Class A* (a)	10,682	286,919
		11,970,016
Household Products – 0.9%
Central Garden & Pet Co., Class A*	9,592	340,516
Church & Dwight Co., Inc.(a)	6,540	302,148
Clorox Co. (The)	3,270	383,244
Colgate-Palmolive Co.	20,056	1,308,253

Investments	Shares	Value
Household Products – (continued)
Energizer Holdings, Inc.(a)	3,270	$187,567
HRG Group, Inc.*	50,358	566,024
Kimberly-Clark Corp.	17,222	1,783,166
Procter & Gamble Co. (The)	68,452	4,951,818
Spectrum Brands Holdings, Inc.(a)	2,180	157,178
WD-40 Co.(a)	1,526	201,279
		10,181,193
Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	19,620	240,149
NRG Energy, Inc.	21,582	669,042
NRG Yield, Inc., Class A	654	11,517
NRG Yield, Inc., Class C	26,596	473,409
Ormat Technologies, Inc.(a)	3,270	189,333
TerraForm Power, Inc., Class A	8,938	99,659
Vistra Energy Corp.*	47,758	1,091,266
		2,774,375
Industrial Conglomerates – 0.9%
3M Co.	17,004	3,305,408
Carlisle Cos., Inc.	1,526	164,396
General Electric Co.	268,576	3,778,864
Honeywell International, Inc.	20,928	3,027,863
Roper Technologies, Inc.	2,834	748,714
		11,025,245
Insurance – 3.3%
Aflac, Inc.	43,382	1,976,918
Alleghany Corp.	436	250,556
Allstate Corp. (The)	15,696	1,535,383
Ambac Financial Group, Inc.*	218	3,713
American Equity Investment Life Holding Co.	22,672	684,694
American Financial Group, Inc.	1,526	172,774
American International Group, Inc.	36,406	2,038,736
American National Insurance Co.	2,834	341,979
AMERISAFE, Inc.	1,526	90,492

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
AmTrust Financial Services, Inc.	16,786	$216,372
Aon plc	7,848	1,118,105
Arch Capital Group Ltd.*	4,360	349,367
Argo Group International Holdings Ltd.(a)	8,023	468,944
Arthur J Gallagher & Co.	7,848	549,282
Aspen Insurance Holdings Ltd.	14,606	620,025
Assurant, Inc.	2,834	263,052
Assured Guaranty Ltd.	7,194	261,070
Athene Holding Ltd., Class A*	10,246	502,054
Axis Capital Holdings Ltd.	2,834	166,356
Brown & Brown, Inc.	8,284	225,573
Chubb Ltd.	20,710	2,809,726
Cincinnati Financial Corp.(a)	4,796	337,351
CNO Financial Group, Inc.	55,590	1,191,850
Employers Holdings, Inc.	3,052	124,827
Enstar Group Ltd.* (a)	1,962	412,314
Erie Indemnity Co., Class A	218	25,456
Everest Re Group Ltd.	1,090	253,610
FBL Financial Group, Inc., Class A	2,834	220,343
First American Financial Corp.	8,720	445,679
Genworth Financial, Inc., Class A*	654	1,805
Hanover Insurance Group, Inc. (The)	5,014	575,858
Hartford Financial Services Group, Inc. (The)	13,734	739,439
HCI Group, Inc.(a)	1,090	45,660
Health Insurance Innovations, Inc., Class A*	2,180	62,130
Heritage Insurance Holdings, Inc.	2,180	34,226
Horace Mann Educators Corp.	9,592	428,762
Infinity Property & Casualty Corp.	2,616	345,312
Kemper Corp.(a)	6,976	470,880
Lincoln National Corp.	14,388	1,016,368

Investments	Shares	Value
Insurance – (continued)
Loews Corp.	15,478	$811,976
Markel Corp.*	436	492,697
Marsh & McLennan Cos., Inc.	14,388	1,172,622
MBIA, Inc.* (a)	26,814	228,455
Mercury General Corp.(a)	3,488	159,506
MetLife, Inc.	45,126	2,151,156
National General Holdings Corp.	13,516	348,307
National Western Life Group, Inc., Class A	436	138,391
Navigators Group, Inc. (The)	6,104	344,876
Old Republic International Corp.	16,350	333,540
Primerica, Inc.	5,014	485,104
Principal Financial Group, Inc.	10,682	632,588
ProAssurance Corp.	3,270	154,671
Progressive Corp. (The)	21,582	1,301,179
Prudential Financial, Inc.	19,402	2,062,821
Reinsurance Group of America, Inc.	1,308	195,415
RenaissanceRe Holdings Ltd.(a)	1,962	266,910
RLI Corp.(a)	2,834	179,336
Safety Insurance Group, Inc.	2,180	174,400
Selective Insurance Group, Inc.(a)	8,066	477,507
Stewart Information Services Corp.	3,052	127,299
Torchmark Corp.	4,796	416,005
Travelers Cos., Inc. (The)	14,388	1,893,461
United Fire Group, Inc.	5,232	263,117
Universal Insurance Holdings, Inc.(a)	6,976	226,371
Unum Group	8,720	421,874
Validus Holdings Ltd.	18,312	1,241,004
White Mountains Insurance Group Ltd.	218	188,633
Willis Towers Watson plc	3,924	582,753
WR Berkley Corp.	3,052	227,557
XL Group Ltd.	14,606	811,948
		39,888,520

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Internet & Direct Marketing Retail – 2.5%
Amazon.com, Inc.*	11,990	$18,777,899
Booking Holdings, Inc.*	1,308	2,848,824
Expedia Group, Inc.	3,488	401,608
Fluent, Inc.* (a)	24,198	66,545
FTD Cos., Inc.* (a)	8,066	51,945
Groupon, Inc.* (a)	29,212	135,544
Liberty Expedia Holdings, Inc., Class A* (a)	17,658	720,446
Liberty TripAdvisor Holdings, Inc., Class A*	21,364	196,549
Netflix, Inc.*	14,170	4,427,558
Nutrisystem, Inc.(a)	3,924	113,796
PetMed Express, Inc.(a)	872	29,177
Qurate Retail Group, Inc. QVC Group, Class A*	44,406	1,039,544
Shutterfly, Inc.*	1,744	141,125
TripAdvisor, Inc.* (a)	7,412	277,357
Wayfair, Inc., Class A* (a)	2,180	135,814
		29,363,731
Internet Software & Services – 3.2%
Akamai Technologies, Inc.*	5,450	390,492
Alphabet, Inc., Class A*	7,412	7,549,715
Alphabet, Inc., Class C*	10,682	10,867,119
Blucora, Inc.*	14,606	379,756
Care.com, Inc.*	1,962	30,607
Cars.com, Inc.* (a)	18,312	521,526
Cimpress NV*	2,616	376,207
Cornerstone OnDemand, Inc.*	1,744	76,963
CoStar Group, Inc.*	1,526	559,523
eBay, Inc.*	26,596	1,007,456
Endurance International Group Holdings, Inc.*	13,298	97,740
Envestnet, Inc.*	1,744	94,699
Etsy, Inc.*	3,052	91,377
Facebook, Inc., Class A*	71,068	12,223,696
Gogo, Inc.* (a)	1,090	10,268
GrubHub, Inc.* (a)	3,488	352,776
IAC/InterActiveCorp*	1,090	176,733
j2 Global, Inc.(a)	3,924	311,487
LogMeIn, Inc.(a)	2,180	240,236

Investments	Shares	Value
Internet Software & Services – (continued)
Meet Group, Inc. (The)* (a)	30,520	$72,638
MercadoLibre, Inc.	1,090	370,175
NIC, Inc.(a)	2,398	35,610
Nutanix, Inc., Class A*	2,834	143,372
Pandora Media, Inc.* (a)	14,606	81,940
Quotient Technology, Inc.* (a)	2,398	32,133
SPS Commerce, Inc.*	654	44,845
Stamps.com, Inc.*	1,308	297,897
Twilio, Inc., Class A* (a)	2,180	92,018
Twitter, Inc.*	15,914	482,353
VeriSign, Inc.*	2,834	332,768
Web.com Group, Inc.*	12,644	235,178
XO Group, Inc.*	2,398	51,989
Yelp, Inc.*	436	19,555
Zillow Group, Inc., Class A* (a)	6,540	316,340
Zillow Group, Inc., Class C* (a)	2,834	137,421
		38,104,608
IT Services – 3.6%
Accenture plc, Class A	19,838	2,999,506
Acxiom Corp.*	2,616	67,964
Alliance Data Systems Corp.(a)	2,398	486,914
Automatic Data Processing, Inc.	13,080	1,544,486
Black Knight, Inc.*	2,270	110,435
Blackhawk Network Holdings, Inc.* (a)	9,374	420,893
Booz Allen Hamilton Holding Corp.	9,374	371,492
Broadridge Financial Solutions, Inc.	2,834	303,833
CACI International, Inc., Class A*	7,412	1,119,583
Cardtronics plc, Class A* (a)	14,170	371,962
Cass Information Systems, Inc.	478	28,909
Cognizant Technology Solutions Corp., Class A	17,658	1,444,778
Conduent, Inc.*	56,026	1,090,266
Convergys Corp.(a)	25,724	600,913

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
CoreLogic, Inc.*	6,322	$312,939
CSG Systems International, Inc.	5,668	242,534
DXC Technology Co.	9,592	988,552
EPAM Systems, Inc.*	1,962	224,355
Euronet Worldwide, Inc.*	3,706	289,476
Everi Holdings, Inc.*	13,516	86,638
EVERTEC, Inc.	13,734	250,645
ExlService Holdings, Inc.*	1,308	75,615
Fidelity National Information Services, Inc.	6,758	641,807
First Data Corp., Class A* (a)	33,354	603,707
Fiserv, Inc.*	14,824	1,050,429
FleetCor Technologies, Inc.*	2,616	542,244
Gartner, Inc.* (a)	2,834	343,736
Genpact Ltd.	6,976	222,465
Global Payments, Inc.	4,360	492,898
International Business Machines Corp.	38,804	5,625,028
Jack Henry & Associates, Inc.	1,962	234,420
Leidos Holdings, Inc.	5,450	350,053
ManTech International Corp., Class A	4,796	283,396
Mastercard, Inc., Class A	25,942	4,624,680
MAXIMUS, Inc.	4,578	309,610
Net 1 UEPS Technologies, Inc.* (a)	16,350	134,724
Paychex, Inc.	8,720	528,170
PayPal Holdings, Inc.*	29,430	2,195,772
Perficient, Inc.*	13,080	323,468
Presidio, Inc.*	6,322	96,853
Sabre Corp.	5,232	107,988
Science Applications International Corp.	3,270	280,533
Square, Inc., Class A* (a)	2,180	103,201
Sykes Enterprises, Inc.*	10,464	300,945
Syntel, Inc.* (a)	11,336	327,384
Teradata Corp.* (a)	13,734	561,995
Total System Services, Inc.	5,232	439,802
Travelport Worldwide Ltd.(a)	39,676	680,047
TTEC Holdings, Inc.	4,578	146,496
Unisys Corp.* (a)	7,848	87,898

Investments	Shares	Value
IT Services – (continued)
Virtusa Corp.*	7,848	$377,803
Visa, Inc., Class A	52,538	6,666,021
Western Union Co. (The)	17,876	353,051
WEX, Inc.*	1,744	282,388
Worldpay, Inc.*	5,014	407,237
		43,158,937
Leisure Products – 0.2%
Acushnet Holdings Corp.	5,886	142,206
American Outdoor Brands Corp.* (a)	23,326	256,586
Brunswick Corp.	5,668	339,400
Callaway Golf Co.(a)	5,886	101,592
Hasbro, Inc.	3,052	268,851
Mattel, Inc.(a)	10,682	158,094
Nautilus, Inc.*	6,104	88,813
Polaris Industries, Inc.(a)	2,616	274,209
Sturm Ruger & Co., Inc.(a)	4,796	264,979
Vista Outdoor, Inc.* (a)	18,966	317,680
		2,212,410
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	5,886	386,946
Bio-Rad Laboratories, Inc., Class A*	218	55,309
Bio-Techne Corp.	2,398	361,882
Bruker Corp.	5,232	154,501
Cambrex Corp.* (a)	4,360	230,862
Charles River Laboratories International, Inc.*	3,270	340,701
Illumina, Inc.*	3,924	945,409
IQVIA Holdings, Inc.*	5,232	501,017
Mettler-Toledo International, Inc.*	872	488,259
NeoGenomics, Inc.* (a)	4,578	43,857
PerkinElmer, Inc.	1,962	143,932
Thermo Fisher Scientific, Inc.	11,554	2,430,384
Waters Corp.*	1,526	287,514
		6,370,573
Machinery – 2.1%
Actuant Corp., Class A(a)	1,090	25,669
AGCO Corp.	3,270	204,964
Alamo Group, Inc.	872	95,458

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Albany International Corp., Class A	3,924	$232,105
Altra Industrial Motion Corp.	1,308	54,478
American Railcar Industries, Inc.(a)	1,308	49,639
Astec Industries, Inc.(a)	1,744	96,897
Barnes Group, Inc.	6,976	387,377
Briggs & Stratton Corp.	3,052	55,028
Caterpillar, Inc.	19,620	2,832,343
Chart Industries, Inc.* (a)	7,630	432,926
CIRCOR International, Inc.(a)	2,398	101,603
Colfax Corp.*	11,118	344,769
Columbus McKinnon Corp.	872	31,287
Crane Co.	5,450	455,838
Cummins, Inc.	8,066	1,289,431
Deere & Co.	10,682	1,445,595
Douglas Dynamics, Inc.	2,180	91,015
Dover Corp.	5,668	525,424
Energy Recovery, Inc.* (a)	4,796	40,718
EnPro Industries, Inc.	1,090	81,913
ESCO Technologies, Inc.(a)	654	36,526
Federal Signal Corp.	5,014	108,603
Flowserve Corp.(a)	654	29,044
Fortive Corp.	6,976	490,483
Franklin Electric Co., Inc.	1,526	62,566
Global Brass & Copper Holdings, Inc.	6,104	183,120
Gorman-Rupp Co. (The)	1,090	34,313
Graco, Inc.(a)	2,616	115,078
Greenbrier Cos., Inc. (The)	8,284	363,253
Hillenbrand, Inc.	10,464	485,006
IDEX Corp.	1,526	203,965
Illinois Tool Works, Inc.	10,464	1,486,097
Ingersoll-Rand plc	6,322	530,353
ITT, Inc.	6,104	298,425
John Bean Technologies Corp.(a)	3,706	399,321
Kadant, Inc.	3,270	301,658
Lincoln Electric Holdings, Inc.	1,526	126,460
Lindsay Corp.(a)	218	19,153
Lydall, Inc.*	4,142	184,733
Manitowoc Co., Inc. (The)*	4,249	104,738

Investments	Shares	Value
Machinery – (continued)
Meritor, Inc.*	21,582	$420,202
Middleby Corp. (The)* (a)	3,052	384,064
Mueller Industries, Inc.(a)	4,796	130,355
Mueller Water Products, Inc., Class A	10,900	106,711
Navistar International Corp.*	10,900	379,429
NN, Inc.	8,720	177,016
Nordson Corp.(a)	872	112,139
Oshkosh Corp.	4,360	314,618
PACCAR, Inc.	14,388	916,084
Parker-Hannifin Corp.	5,014	825,405
Pentair plc	2,616	176,004
Proto Labs, Inc.*	436	51,949
RBC Bearings, Inc.*	1,744	202,967
Rexnord Corp.*	36,188	995,532
Snap-on, Inc.(a)	1,308	189,987
SPX Corp.*	21,364	675,957
SPX FLOW, Inc.*	9,374	421,830
Standex International Corp.	1,962	190,216
Stanley Black & Decker, Inc.	4,578	648,199
Sun Hydraulics Corp.	872	42,353
Tennant Co.(a)	1,090	80,660
Terex Corp.(a)	10,464	382,145
Timken Co. (The)	9,592	410,058
Titan International, Inc.	6,976	71,853
Toro Co. (The)	7,848	458,245
TriMas Corp.*	9,810	265,851
Trinity Industries, Inc.(a)	16,568	528,022
Wabash National Corp.(a)	17,658	354,219
WABCO Holdings, Inc.*	1,526	196,839
Wabtec Corp.(a)	1,744	154,885
Watts Water Technologies, Inc., Class A	2,180	162,410
Woodward, Inc.	4,360	313,658
Xylem, Inc.	3,270	238,383
		25,415,617
Marine – 0.0%(c)
Kirby Corp.* (a)	436	37,191
Matson, Inc.(a)	11,554	337,723
		374,914

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Media – 2.5%
Altice USA, Inc., Class A* (a)	5,014	$89,751
AMC Entertainment Holdings, Inc., Class A(a)	19,620	342,369
AMC Networks, Inc., Class A* (a)	20,274	1,054,248
CBS Corp. (Non-Voting), Class B	17,004	836,597
Charter Communications, Inc., Class A*	6,758	1,833,378
Cinemark Holdings, Inc.(a)	32,046	1,255,242
Comcast Corp., Class A	211,242	6,630,886
Discovery, Inc., Class A*	218	5,156
Discovery, Inc., Class C*	21,668	481,463
DISH Network Corp., Class A*	10,246	343,753
Entercom Communications Corp., Class A(a)	42,292	429,264
Entravision Communications Corp., Class A	13,080	60,822
EW Scripps Co. (The), Class A(a)	3,924	43,674
Gannett Co., Inc.(a)	18,748	181,293
GCI Liberty, Inc., Class A*	1,090	48,614
Gray Television, Inc.* (a)	21,800	246,340
IMAX Corp.*	218	5,058
Interpublic Group of Cos., Inc. (The)	11,772	277,701
John Wiley & Sons, Inc., Class A	4,578	301,919
Liberty Broadband Corp., Class A*	218	15,365
Liberty Media Corp-Liberty Braves, Class C* (a)	5,450	120,118
Liberty Media Corp-Liberty Formula One, Class A* (a)	13,516	379,935
Liberty Media Corp-Liberty SiriusXM, Class A*	2,398	100,164
Liberty Media Corp-Liberty SiriusXM, Class C*	5,232	217,965
Lions Gate Entertainment Corp., Class A	2,180	54,260
Lions Gate Entertainment Corp., Class B	2,180	50,184

Investments	Shares	Value
Media – (continued)
Live Nation Entertainment, Inc.*	10,028	$395,805
Meredith Corp.(a)	11,990	621,082
MSG Networks, Inc., Class A*	17,658	361,989
National CineMedia, Inc.	19,184	109,732
New Media Investment Group, Inc.(a)	17,004	281,926
New York Times Co. (The), Class A(a)	12,862	301,614
News Corp., Class A	4,360	69,673
News Corp., Class B	1,308	21,255
Nexstar Media Group, Inc., Class A(a)	2,180	135,705
Omnicom Group, Inc.(a)	8,720	642,315
Scholastic Corp.	4,142	171,479
Sinclair Broadcast Group, Inc., Class A(a)	24,852	704,554
Sirius XM Holdings, Inc.(a)	57,116	361,544
TEGNA, Inc.	71,722	758,102
Time Warner, Inc.	20,710	1,963,308
Tribune Media Co., Class A	11,118	420,149
Twenty-First Century Fox, Inc., Class A	50,576	1,849,059
Twenty-First Century Fox, Inc., Class B	13,952	503,249
Viacom, Inc., Class A(a)	2,834	100,749
Viacom, Inc., Class B	10,464	315,594
Walt Disney Co. (The)	39,458	3,958,821
WideOpenWest, Inc.* (a)	9,374	59,337
World Wrestling Entertainment, Inc., Class A(a)	3,488	138,788
		29,651,348
Metals & Mining – 0.9%
AK Steel Holding Corp.* (a)	100,934	463,287
Alcoa Corp.*	1,962	100,454
Allegheny Technologies, Inc.* (a)	18,748	498,134
Carpenter Technology Corp.(a)	7,630	406,374
Century Aluminum Co.* (a)	18,748	327,528
Cleveland-Cliffs, Inc.* (a)	96,356	714,961

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Coeur Mining, Inc.*	19,838	$150,174
Commercial Metals Co.(a)	32,046	673,286
Freeport-McMoRan, Inc.	57,552	875,366
Hecla Mining Co.	44,036	168,658
Kaiser Aluminum Corp.(a)	3,270	322,226
Materion Corp.	1,308	66,381
McEwen Mining, Inc.* (a)	15,696	32,648
Newmont Mining Corp.	19,184	753,739
Nucor Corp.	10,028	617,925
Reliance Steel & Aluminum Co.	436	38,333
Royal Gold, Inc.(a)	1,962	174,226
Ryerson Holding Corp.*	7,194	72,300
Schnitzer Steel Industries, Inc., Class A	9,374	276,064
Steel Dynamics, Inc.	3,052	136,760
SunCoke Energy, Inc.*	32,264	370,713
TimkenSteel Corp.* (a)	25,288	424,586
United States Steel Corp.	54,500	1,843,735
Worthington Industries, Inc.(a)	14,388	640,698
		10,148,556
Mortgage Real Estate Investment Trusts (REITs) – 0.7%
AG Mortgage Investment Trust, Inc.	15,260	269,797
AGNC Investment Corp.	32,482	614,559
Annaly Capital Management, Inc.	77,826	807,056
Anworth Mortgage Asset Corp.	35,970	170,138
Apollo Commercial Real Estate Finance, Inc.(a)	17,440	314,269
ARMOUR Residential REIT, Inc.	15,914	360,134
Blackstone Mortgage Trust, Inc., Class A(a)	33,572	1,035,696
Capstead Mortgage Corp.(a)	37,496	329,965
Chimera Investment Corp.	70,196	1,227,728
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,526	29,620

Investments	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) – (continued)
Invesco Mortgage Capital, Inc.(a)	33,354	$541,335
Ladder Capital Corp.	21,364	296,959
MFA Financial, Inc.	89,380	672,138
MTGE Investment Corp.	6,758	122,658
New Residential Investment Corp.	31,828	556,353
New York Mortgage Trust, Inc.(a)	42,946	260,253
Orchid Island Capital, Inc.(a)	18,966	132,762
PennyMac Mortgage Investment Trust(a)	21,146	371,958
Redwood Trust, Inc.(a)	17,440	267,530
Resource Capital Corp.	6,322	61,703
Starwood Property Trust, Inc.	872	18,277
Two Harbors Investment Corp.	9,374	143,047
Western Asset Mortgage Capital Corp.	5,450	54,227
		8,658,162
Multiline Retail – 0.5%
Big Lots, Inc.(a)	8,066	342,402
Dillard’s, Inc., Class A(a)	4,796	357,542
Dollar General Corp.	10,682	1,031,133
Dollar Tree, Inc.*	14,170	1,358,761
JC Penney Co., Inc.* (a)	109,000	317,190
Kohl’s Corp.	6,540	406,265
Macy’s, Inc.	8,938	277,704
Nordstrom, Inc.(a)	5,886	297,596
Target Corp.	28,558	2,073,311
		6,461,904
Multi-Utilities – 0.7%
Ameren Corp.	8,502	498,387
Avista Corp.(a)	9,374	486,136
Black Hills Corp.(a)	4,360	247,125
CenterPoint Energy, Inc.(a)	11,336	287,141
CMS Energy Corp.	6,322	298,335
Consolidated Edison, Inc.	11,118	890,885
Dominion Energy, Inc.(a)	17,440	1,160,806
DTE Energy Co.	6,976	735,270
MDU Resources Group, Inc.	218	6,141
NiSource, Inc.(a)	5,668	138,243

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – (continued)
NorthWestern Corp.(a)	10,682	$586,869
Public Service Enterprise Group, Inc.	22,236	1,159,607
SCANA Corp.	8,066	296,587
Sempra Energy(a)	5,886	658,055
Unitil Corp.	2,616	127,112
Vectren Corp.(a)	6,976	490,204
WEC Energy Group, Inc.	11,554	742,691
		8,809,594
Oil, Gas & Consumable Fuels – 5.0%
Anadarko Petroleum Corp.	15,914	1,071,330
Andeavor	9,374	1,296,612
Antero Resources Corp.*	7,194	136,686
Arch Coal, Inc., Class A(a)	8,284	669,596
Cabot Oil & Gas Corp.	16,132	385,716
California Resources Corp.* (a)	13,734	349,530
Callon Petroleum Co.* (a)	14,388	200,137
Cheniere Energy, Inc.* (a)	7,194	418,403
Chesapeake Energy Corp.* (a)	299,750	890,258
Chevron Corp.	54,500	6,818,495
Cimarex Energy Co.	2,398	241,215
Clean Energy Fuels Corp.*	78,262	126,002
Cloud Peak Energy, Inc.*	22,890	73,019
CNX Resources Corp.*	13,952	207,327
Concho Resources, Inc.* (a)	3,488	548,348
ConocoPhillips	34,880	2,284,640
Continental Resources, Inc.* (a)	4,142	273,621
CVR Energy, Inc.(a)	654	22,563
Delek US Energy, Inc.	13,516	640,253
Denbury Resources, Inc.* (a)	42,946	141,292
Devon Energy Corp.	13,734	498,956
Diamondback Energy, Inc.*	2,834	364,027
Dorian LPG Ltd.*	765	5,500
Eclipse Resources Corp.*	28,340	37,692
Energen Corp.*	872	57,064
Energy XXI Gulf Coast, Inc.*	17,876	103,323
EOG Resources, Inc.	20,274	2,395,779
EP Energy Corp., Class A* (a)	10,900	20,056

Investments	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
EQT Corp.	5,668	$284,477
Extraction Oil & Gas, Inc.* (a)	6,540	92,345
Exxon Mobil Corp.	192,276	14,949,459
Gener8 Maritime, Inc.*	28,340	163,238
Gran Tierra Energy, Inc.* (a)	131,236	434,391
Green Plains, Inc.(a)	11,990	223,014
Gulfport Energy Corp.*	436	4,055
Halcon Resources Corp.* (a)	13,298	71,410
Hess Corp.(a)	6,976	397,562
HighPoint Resources Corp.* (a)	26,596	183,778
HollyFrontier Corp.	15,478	939,360
Kinder Morgan, Inc.	60,386	955,307
Kosmos Energy Ltd.*	4,142	29,160
Marathon Oil Corp.	54,064	986,668
Marathon Petroleum Corp.	25,724	1,926,985
Matador Resources Co.* (a)	5,232	171,296
Midstates Petroleum Co., Inc.*	9,156	128,092
Murphy Oil Corp.(a)	872	26,256
Newfield Exploration Co.*	4,360	129,928
Noble Energy, Inc.	14,170	479,371
Oasis Petroleum, Inc.* (a)	85,020	937,771
Occidental Petroleum Corp.	13,734	1,061,089
ONEOK, Inc.	4,796	288,815
Parsley Energy, Inc., Class A*	6,758	202,943
PBF Energy, Inc., Class A	46,652	1,788,171
PDC Energy, Inc.* (a)	1,308	70,030
Peabody Energy Corp.(a)	32,482	1,196,962
Phillips 66	16,568	1,844,184
Pioneer Natural Resources Co.	4,578	922,696
QEP Resources, Inc.*	86,764	1,056,786
Resolute Energy Corp.* (a)	4,142	138,301
REX American Resources Corp.*	1,308	97,812
RSP Permian, Inc.*	1,962	97,335
Sanchez Energy Corp.* (a)	34,880	107,082
SemGroup Corp., Class A(a)	3,270	82,240
SM Energy Co.(a)	6,976	167,075
Southwestern Energy Co.*	175,926	721,297

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
SRC Energy, Inc.* (a)	58,642	$647,408
Targa Resources Corp.	9,374	440,297
Ultra Petroleum Corp.*	16,132	39,039
Valero Energy Corp.	19,838	2,200,629
W&T Offshore, Inc.* (a)	16,786	102,395
Whiting Petroleum Corp.* (a)	32,482	1,325,915
WildHorse Resource Development Corp.* (a)	4,796	125,415
Williams Cos., Inc. (The)	12,426	319,721
World Fuel Services Corp.	22,672	486,768
WPX Energy, Inc.*	35,098	599,825
		59,921,593
Paper & Forest Products – 0.3%
Boise Cascade Co.	5,450	226,720
Clearwater Paper Corp.* (a)	4,142	97,958
Domtar Corp.(a)	20,274	890,029
KapStone Paper and Packaging Corp.	25,942	892,924
Louisiana-Pacific Corp.	36,842	1,043,734
Mercer International, Inc.	18,094	242,459
Neenah, Inc.	2,616	204,048
PH Glatfelter Co.	2,616	54,648
Schweitzer-Mauduit International, Inc.	4,360	170,171
Verso Corp., Class A*	4,578	82,679
		3,905,370
Personal Products – 0.3%
Avon Products, Inc.*	124,914	316,032
Coty, Inc., Class A	12,862	223,156
Edgewell Personal Care Co.* (a)	17,222	758,629
Estee Lauder Cos., Inc. (The), Class A	5,886	871,658
Herbalife Nutrition Ltd.*	5,668	599,278
Inter Parfums, Inc.	2,398	122,778
Medifast, Inc.	1,308	131,297
Nu Skin Enterprises, Inc., Class A	6,540	465,321
Revlon, Inc., Class A* (a)	2,398	54,674

Investments	Shares	Value
Personal Products – (continued)
USANA Health Sciences, Inc.*	1,526	$161,069
		3,703,892
Pharmaceuticals – 3.3%
Aerie Pharmaceuticals, Inc.* (a)	1,090	55,808
Akorn, Inc.*	1,962	28,312
Allergan plc	15,914	2,445,186
Bristol-Myers Squibb Co.	52,320	2,727,442
Collegium Pharmaceutical, Inc.* (a)	6,540	154,671
Depomed, Inc.* (a)	22,890	143,749
Eli Lilly & Co.	24,416	1,979,405
Endo International plc*	872	4,996
Horizon Pharma plc*	40,548	536,855
Impax Laboratories, Inc.* (a)	2,834	53,279
Innoviva, Inc.* (a)	22,018	319,261
Jazz Pharmaceuticals plc*	2,616	397,737
Johnson & Johnson	76,300	9,651,187
Lannett Co., Inc.* (a)	10,246	159,838
Mallinckrodt plc* (a)	31,828	413,764
Medicines Co. (The)* (a)	3,270	98,394
Merck & Co., Inc.	120,990	7,122,681
Mylan NV*	22,018	853,418
Nektar Therapeutics*	5,886	492,423
Pacira Pharmaceuticals, Inc.* (a)	1,090	36,079
Perrigo Co. plc	6,758	528,070
Pfizer, Inc.	275,988	10,103,921
Prestige Brands Holdings, Inc.* (a)	3,706	109,105
Supernus Pharmaceuticals, Inc.* (a)	436	20,448
Zoetis, Inc.	12,208	1,019,124
		39,455,153
Professional Services – 0.5%
ASGN, Inc.*	7,412	597,630
CBIZ, Inc.*	10,246	190,576
Dun & Bradstreet Corp. (The)	654	75,413
Equifax, Inc.	2,834	317,550
Exponent, Inc.	2,616	226,022
Forrester Research, Inc.	436	17,353

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Professional Services – (continued)
FTI Consulting, Inc.*	7,412	$432,861
GP Strategies Corp.*	1,090	22,726
Heidrick & Struggles International, Inc.	1,526	57,454
Huron Consulting Group, Inc.*	4,142	155,118
ICF International, Inc.	3,706	248,673
IHS Markit Ltd.* (a)	4,142	203,496
Insperity, Inc.	4,360	349,890
Kelly Services, Inc., Class A	2,834	82,923
Kforce, Inc.	3,270	86,818
Korn/Ferry International	11,336	606,023
ManpowerGroup, Inc.	1,308	125,202
Mistras Group, Inc.*	218	4,244
Navigant Consulting, Inc.* (a)	16,132	345,063
Nielsen Holdings plc	13,298	418,222
Resources Connection, Inc.	3,052	47,764
Robert Half International, Inc.	2,398	145,678
RPX Corp.	8,938	96,798
TriNet Group, Inc.* (a)	2,180	112,597
TrueBlue, Inc.*	16,132	429,918
Verisk Analytics, Inc.*	3,706	394,504
WageWorks, Inc.*	1,744	72,638
		5,863,154
Real Estate Management & Development – 0.2%
CBRE Group, Inc., Class A*	5,668	256,817
HFF, Inc., Class A(a)	3,052	107,247
Howard Hughes Corp. (The)* (a)	872	117,982
Jones Lang LaSalle, Inc.	2,180	369,532
Kennedy-Wilson Holdings, Inc.(a)	36,842	698,156
Realogy Holdings Corp.(a)	16,132	400,235
St Joe Co. (The)* (a)	7,194	124,096
		2,074,065
Road & Rail – 0.9%
AMERCO(a)	436	147,159
ArcBest Corp.(a)	7,412	237,925
Avis Budget Group, Inc.* (a)	24,198	1,195,623

Investments	Shares	Value
Road & Rail – (continued)
CSX Corp.	33,136	$1,967,947
Genesee & Wyoming, Inc., Class A* (a)	436	31,043
Heartland Express, Inc.(a)	3,052	54,417
Hertz Global Holdings, Inc.* (a)	654	14,323
JB Hunt Transport Services, Inc.	1,526	179,198
Kansas City Southern	1,308	139,472
Knight-Swift Transportation Holdings, Inc.(a)	11,772	459,226
Landstar System, Inc.	2,834	288,076
Marten Transport Ltd.	7,412	144,534
Norfolk Southern Corp.	10,900	1,563,823
Old Dominion Freight Line, Inc.(a)	3,488	466,904
Ryder System, Inc.	12,426	837,885
Saia, Inc.*	6,104	403,169
Union Pacific Corp.	21,146	2,825,740
Werner Enterprises, Inc.(a)	1,090	37,387
		10,993,851
Semiconductors & Semiconductor Equipment – 3.4%
Advanced Energy Industries, Inc.* (a)	5,450	324,547
Advanced Micro Devices, Inc.* (a)	52,102	566,870
Ambarella, Inc.* (a)	436	20,313
Amkor Technology, Inc.*	27,032	223,825
Analog Devices, Inc.	7,630	666,480
Applied Materials, Inc.	35,316	1,754,146
Broadcom, Inc.	10,900	2,500,678
Brooks Automation, Inc.(a)	4,578	113,901
Cabot Microelectronics Corp.	1,962	199,045
Cavium, Inc.* (a)	4,796	359,748
CEVA, Inc.*	218	7,107
Cirrus Logic, Inc.* (a)	15,696	572,433
Cypress Semiconductor Corp.(a)	35,970	524,442
Diodes, Inc.*	872	24,896
Entegris, Inc.	15,478	498,392
First Solar, Inc.*	3,270	231,876
FormFactor, Inc.*	13,952	160,099

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Inphi Corp.* (a)	2,180	$62,304
Integrated Device Technology, Inc.* (a)	11,772	327,615
Intel Corp.	212,114	10,949,325
KLA-Tencor Corp.	1,962	199,614
Kulicke & Soffa Industries, Inc.*	11,554	264,471
Lam Research Corp.	6,322	1,169,949
Lattice Semiconductor Corp.*	6,976	37,810
Marvell Technology Group Ltd.(a)	15,260	306,116
Maxim Integrated Products, Inc.	7,412	403,954
MaxLinear, Inc.* (a)	8,938	199,585
Microchip Technology, Inc.(a)	3,706	310,044
Micron Technology, Inc.*	51,884	2,385,626
Microsemi Corp.*	12,208	789,735
MKS Instruments, Inc.	4,796	491,110
Monolithic Power Systems, Inc.(a)	3,270	382,917
Nanometrics, Inc.*	218	5,411
NVIDIA Corp.	17,222	3,873,228
ON Semiconductor Corp.*	11,336	250,299
PDF Solutions, Inc.*	872	9,723
Photronics, Inc.* (a)	8,938	68,376
Power Integrations, Inc.(a)	1,526	103,463
Qorvo, Inc.* (a)	8,938	602,421
QUALCOMM, Inc.	70,632	3,602,938
Rambus, Inc.* (a)	10,464	141,264
Rudolph Technologies, Inc.*	1,526	38,684
Silicon Laboratories, Inc.* (a)	2,398	222,774
Skyworks Solutions, Inc.	4,796	416,101
SolarEdge Technologies, Inc.* (a)	6,540	344,331
SunPower Corp.* (a)	4,360	37,191
Synaptics, Inc.* (a)	8,938	388,982
Teradyne, Inc.(a)	6,758	219,973
Texas Instruments, Inc.	28,558	2,896,638
Ultra Clean Holdings, Inc.* (a)	7,412	129,784

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Xcerra Corp.*	1,090	$13,167
Xilinx, Inc.	5,450	350,108
Xperi Corp.	4,578	100,716
		40,844,545
Software – 4.3%
8x8, Inc.* (a)	6,758	136,849
ACI Worldwide, Inc.*	10,246	238,219
Activision Blizzard, Inc.	20,274	1,345,180
Adobe Systems, Inc.*	13,298	2,946,837
ANSYS, Inc.*	2,616	422,902
Aspen Technology, Inc.*	5,668	497,367
Autodesk, Inc.*	5,668	713,601
Blackbaud, Inc.(a)	3,706	388,982
Bottomline Technologies de, Inc.* (a)	436	17,231
CA, Inc.	20,928	728,294
Cadence Design Systems, Inc.*	5,450	218,327
CDK Global, Inc.	3,924	256,002
Citrix Systems, Inc.*	4,360	448,688
Dell Technologies, Inc., Class V*	8,066	578,897
Digimarc Corp.* (a)	654	18,868
Ebix, Inc.(a)	3,924	304,110
Electronic Arts, Inc.*	8,066	951,627
Ellie Mae, Inc.* (a)	2,616	253,412
Fair Isaac Corp.*	1,962	339,779
FireEye, Inc.*	5,450	98,372
Fortinet, Inc.*	8,720	482,739
Glu Mobile, Inc.* (a)	35,316	154,684
Guidewire Software, Inc.* (a)	2,180	184,472
Imperva, Inc.*	1,744	78,044
Intuit, Inc.	7,630	1,409,948
Manhattan Associates, Inc.* (a)	3,488	150,193
Microsoft Corp.	230,208	21,529,052
MicroStrategy, Inc., Class A*	872	111,145
Monotype Imaging Holdings, Inc.	1,744	38,630
Nuance Communications, Inc.* (a)	81,096	1,193,733
Oracle Corp.	93,304	4,261,194

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Pegasystems, Inc.(a)	2,834	$173,016
Progress Software Corp.	3,270	120,761
Proofpoint, Inc.* (a)	2,616	308,531
PTC, Inc.*	7,848	646,283
Qualys, Inc.*	1,308	100,651
RealPage, Inc.*	218	11,663
Red Hat, Inc.*	4,142	675,394
salesforce.com, Inc.*	22,672	2,743,085
ServiceNow, Inc.* (a)	2,834	470,841
Snap, Inc., Class A* (a)	5,014	71,851
Splunk, Inc.*	3,706	380,421
SS&C Technologies Holdings, Inc.	7,412	368,006
Symantec Corp.	15,260	424,075
Synchronoss Technologies, Inc.*	654	7,325
Synopsys, Inc.*	3,924	335,541
Tableau Software, Inc., Class A* (a)	2,616	222,491
Take-Two Interactive Software, Inc.*	5,886	586,893
TiVo Corp.(a)	39,022	552,161
Tyler Technologies, Inc.* (a)	1,744	381,796
Ultimate Software Group, Inc. (The)* (a)	1,526	366,118
VASCO Data Security International, Inc.*	2,834	43,927
Verint Systems, Inc.*	17,876	752,580
VMware, Inc., Class A*	1,308	174,304
Workday, Inc., Class A* (a)	3,052	381,012
Zendesk, Inc.*	2,616	127,530
		50,923,634
Specialty Retail – 2.9%
Aaron’s, Inc.	20,492	855,951
Abercrombie & Fitch Co., Class A(a)	22,018	564,101
Advance Auto Parts, Inc.(a)	2,616	299,401
American Eagle Outfitters, Inc.	75,428	1,559,851
Asbury Automotive Group, Inc.* (a)	8,284	555,442

Investments	Shares	Value
Specialty Retail – (continued)
Ascena Retail Group, Inc.* (a)	73,684	$163,578
AutoNation, Inc.* (a)	7,194	332,291
AutoZone, Inc.*	872	544,581
Barnes & Noble, Inc.(a)	9,592	53,236
Bed Bath & Beyond, Inc.(a)	44,254	772,675
Best Buy Co., Inc.(a)	11,118	850,861
Buckle, Inc. (The)(a)	2,834	65,324
Burlington Stores, Inc.*	4,578	621,921
Caleres, Inc.	12,644	413,838
Camping World Holdings, Inc., Class A(a)	4,578	131,068
CarMax, Inc.* (a)	10,682	667,625
Cato Corp. (The), Class A	3,488	56,540
Chico’s FAS, Inc.(a)	35,534	352,853
Children’s Place, Inc. (The)(a)	3,052	389,283
Citi Trends, Inc.	2,180	66,773
Conn’s, Inc.* (a)	7,194	183,447
Dick’s Sporting Goods, Inc.(a)	22,672	750,216
DSW, Inc., Class A(a)	654	14,584
Express, Inc.*	21,364	167,494
Finish Line, Inc. (The), Class A(a)	9,156	124,247
Five Below, Inc.*	1,526	107,751
Foot Locker, Inc.	38,150	1,643,502
Francesca’s Holdings Corp.* (a)	10,246	50,718
GameStop Corp., Class A(a)	30,302	413,622
Gap, Inc. (The)(a)	8,938	261,347
Genesco, Inc.* (a)	6,104	260,946
GNC Holdings, Inc., Class A* (a)	27,686	98,285
Group 1 Automotive, Inc.(a)	6,540	427,389
Haverty Furniture Cos., Inc.	872	15,827
Hibbett Sports, Inc.* (a)	5,886	160,099
Home Depot, Inc. (The)	34,880	6,445,824
L Brands, Inc.(a)	10,464	365,298
Lithia Motors, Inc., Class A(a)	8,284	794,104
Lowe’s Cos., Inc.	26,596	2,192,308
Lumber Liquidators Holdings, Inc.* (a)	7,194	173,160
MarineMax, Inc.* (a)	2,616	56,506

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Michaels Cos., Inc. (The)* (a)	28,994	$539,868
Monro, Inc.(a)	1,962	109,774
Murphy USA, Inc.* (a)	6,758	422,848
Office Depot, Inc.	164,154	375,913
O’Reilly Automotive, Inc.* (a)	2,398	614,056
Party City Holdco, Inc.* (a)	14,170	223,178
Penske Automotive Group, Inc.(a)	10,246	462,095
RH* (a)	4,360	416,162
Ross Stores, Inc.	10,682	863,640
Sally Beauty Holdings, Inc.* (a)	36,624	633,229
Shoe Carnival, Inc.	436	10,625
Signet Jewelers Ltd.(a)	18,530	720,446
Sleep Number Corp.* (a)	3,924	111,206
Sonic Automotive, Inc., Class A(a)	16,132	319,414
Tailored Brands, Inc.	13,298	419,552
Tiffany & Co.	1,744	179,336
TJX Cos., Inc. (The)	22,236	1,886,725
Tractor Supply Co.	6,758	459,544
Ulta Beauty, Inc.*	1,308	328,190
Urban Outfitters, Inc.*	37,060	1,492,406
Williams-Sonoma, Inc.(a)	3,924	187,567
Zumiez, Inc.*	5,450	127,530
		34,927,171
Technology Hardware, Storage & Peripherals – 2.8%
3D Systems Corp.* (a)	15,696	157,588
Apple, Inc.	156,088	25,795,102
Cray, Inc.* (a)	2,180	51,993
Diebold Nixdorf, Inc.(a)	23,544	361,401
Electronics For Imaging, Inc.* (a)	5,886	163,042
Hewlett Packard Enterprise Co.	80,006	1,364,102
HP, Inc.	68,888	1,480,403
NCR Corp.* (a)	35,316	1,086,673
NetApp, Inc.	12,644	841,838
Pure Storage, Inc., Class A* (a)	17,658	357,221

Investments	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
Seagate Technology plc	10,900	$631,001
Super Micro Computer, Inc.* (a)	10,028	177,496
Western Digital Corp.	12,208	961,868
Xerox Corp.	11,554	363,373
		33,793,101
Textiles, Apparel & Luxury Goods – 1.0%
Carter’s, Inc.(a)	3,706	371,786
Columbia Sportswear Co.	2,616	217,154
Crocs, Inc.* (a)	8,938	141,220
Deckers Outdoor Corp.*	11,336	1,057,195
Fossil Group, Inc.* (a)	7,848	117,328
G-III Apparel Group Ltd.* (a)	8,938	326,148
Hanesbrands, Inc.(a)	9,374	173,138
Lululemon Athletica, Inc.* (a)	2,616	261,077
Michael Kors Holdings Ltd.*	11,336	775,609
Movado Group, Inc.	3,488	137,602
NIKE, Inc., Class B	41,638	2,847,623
Oxford Industries, Inc.(a)	3,924	302,305
Perry Ellis International, Inc.*	1,526	39,600
PVH Corp.	5,668	905,009
Skechers U.S.A., Inc., Class A*	46,216	1,317,156
Steven Madden Ltd.(a)	3,706	178,814
Tapestry, Inc.	7,194	386,821
Under Armour, Inc., Class A* (a)	6,758	120,022
Under Armour, Inc., Class C* (a)	1,744	26,770
Unifi, Inc.*	872	25,820
Vera Bradley, Inc.* (a)	12,208	138,927
VF Corp.(a)	14,170	1,145,928
Wolverine World Wide, Inc.(a)	31,610	947,036
		11,960,088
Thrifts & Mortgage Finance – 0.5%
Beneficial Bancorp, Inc.	4,796	76,017
BofI Holding, Inc.*	17,658	711,264
Capitol Federal Financial, Inc.	1,090	13,592
Dime Community Bancshares, Inc.	15,042	297,080

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
Essent Group Ltd.*	20,274	$668,231
Federal Agricultural Mortgage Corp., Class C	4,360	372,824
Flagstar Bancorp, Inc.* (a)	8,066	278,680
HomeStreet, Inc.*	5,668	144,534
LendingTree, Inc.* (a)	436	103,942
MGIC Investment Corp.*	39,894	399,738
Nationstar Mortgage Holdings, Inc.* (a)	17,658	318,197
New York Community Bancorp, Inc.	2,834	33,668
Northfield Bancorp, Inc.	4,360	69,062
Northwest Bancshares, Inc.(a)	13,734	227,984
Ocwen Financial Corp.* (a)	28,340	115,061
Oritani Financial Corp.	872	13,342
PHH Corp.*	218	2,313
Provident Financial Services, Inc.	11,990	313,179
Radian Group, Inc.	68,888	985,098
TFS Financial Corp.	2,398	35,754
TrustCo Bank Corp.(a)	16,568	141,656
United Financial Bancorp, Inc.	2,398	39,639
Walker & Dunlop, Inc.(a)	9,592	547,799
Washington Federal, Inc.(a)	12,208	387,604
WSFS Financial Corp.(a)	4,578	229,358
		6,525,616
Tobacco – 0.6%
Altria Group, Inc.	47,960	2,691,036
Philip Morris International, Inc.	46,870	3,843,340
Universal Corp.	6,758	317,964
Vector Group Ltd.(a)	10,299	200,830
		7,053,170
Trading Companies & Distributors – 0.7%
Air Lease Corp.(a)	30,084	1,254,202
Applied Industrial Technologies, Inc.	4,796	306,704
Beacon Roofing Supply, Inc.*	5,668	277,449

Investments	Shares	Value
Trading Companies & Distributors – (continued)
BMC Stock Holdings, Inc.*	218	$3,760
CAI International, Inc.*	3,488	78,410
DXP Enterprises, Inc.*	3,488	126,614
Fastenal Co.(a)	2,398	119,876
GATX Corp.(a)	16,786	1,095,119
H&E Equipment Services, Inc.(a)	4,578	148,098
HD Supply Holdings, Inc.*	1,744	67,510
Herc Holdings, Inc.*	1,526	80,344
Kaman Corp.(a)	5,450	330,488
MRC Global, Inc.* (a)	22,890	428,730
MSC Industrial Direct Co., Inc., Class A	3,052	263,815
NOW, Inc.* (a)	33,572	407,228
Rush Enterprises, Inc., Class A*	10,900	445,047
Triton International Ltd.	13,080	405,611
United Rentals, Inc.* (a)	3,924	588,600
Univar, Inc.*	15,478	426,574
Veritiv Corp.*	3,270	124,424
Watsco, Inc.(a)	1,962	328,478
WESCO International, Inc.*	10,682	636,113
WW Grainger, Inc.	1,308	368,006
		8,311,200
Transportation Infrastructure – 0.0%(c)
Macquarie Infrastructure Corp.	436	16,524
Wesco Aircraft Holdings, Inc.*	10,028	101,283
		117,807
Water Utilities – 0.1%
American States Water Co.(a)	4,142	230,792
American Water Works Co., Inc.	3,488	301,991
Aqua America, Inc.(a)	1,962	68,964
California Water Service Group	4,142	160,503
Connecticut Water Service, Inc.	436	29,648
SJW Group	654	39,534
		831,432

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – 0.1%
Boingo Wireless, Inc.*	4,142	$97,171
Shenandoah Telecommunications Co.	7,194	271,574
Spok Holdings, Inc.	2,398	35,730
Sprint Corp.* (a)	33,572	188,339
Telephone & Data Systems, Inc.	8,938	244,276
T-Mobile US, Inc.*	6,322	382,544
United States Cellular Corp.*	872	34,505
		1,254,139
Total Common Stocks (Cost $804,235,893)		1,188,540,061
	Number of Rights
RIGHTS – 0.0%(c)
Biotechnology – 0.0%(c)
Dyax Corp., CVR* ‡ (d)	7,175	13,561
Media – 0.0%(c)
Media General, Inc., CVR* ‡ (d)	22,261	2,226
Total Rights (Cost $–)		15,787
	Principal Amount
SECURITIES LENDING REINVESTMENTS(e) – 9.5%
BANK NOTES – 0.2%
Bank of America NA, Charlotte (ICE LIBOR USD 1 Month + 0.16%), 2.06%, 7/10/2018(f) (Cost $2,000,000)	$2,000,000	2,000,000

CERTIFICATES OF DEPOSIT – 4.1%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 2.08%, 5/24/2018(f)	3,000,000	3,000,000

Investments	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Barclays Bank plc, New York (ICE LIBOR USD 1 Month + 0.27%), 2.15%, 8/3/2018(f)	$4,000,000	$3,999,792
Canadian Imperial Bank of Commerce, New York (ICE LIBOR USD 1 Month + 0.40%), 2.30%, 9/17/2018(f)	4,000,000	4,001,348
Citibank NA, New York (ICE LIBOR USD 1 Month + 0.33%), 2.22%, 9/12/2018(f)	3,000,000	2,999,652
Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.17%), 2.53%, 4/18/2019(f)	2,000,000	2,000,000
Credit Agricole CIB, New York (ICE LIBOR USD 1 Month + 0.21%), 2.11%, 7/9/2018(f)	3,000,000	2,999,652
MUFG Bank Ltd., New York Branch 2.39%, 7/27/2018	1,500,000	1,498,487
Natixis SA, New York 2.22%, 6/11/2018	3,000,000	3,000,000
Royal Bank of Canada (ICE LIBOR USD 1 Month + 0.40%), 2.30%, 9/17/2018(f)	3,000,000	3,000,438
Societe Generale, New York 2.11%, 5/31/2018	3,000,000	3,000,000
Standard Chartered, New York (ICE LIBOR USD 1 Month + 0.20%), 2.09%, 5/1/2018(f)	3,500,000	3,500,000
State Street Bank & Trust (ICE LIBOR USD 1 Month + 0.12%), 2.02%, 5/8/2018(f)	2,000,000	2,000,000

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Trust Bank Ltd., London (ICE LIBOR USD 1 Month + 0.23%), 2.13%, 5/17/2018(f)	$2,000,000	$2,000,000
Svenska Handelsbanken, New York (ICE LIBOR USD 1 Month + 0.37%), 2.27%, 9/28/2018(f)	2,000,000	2,000,564
The Chiba Bank Ltd., New York Branch 2.25%, 5/18/2018	2,000,000	2,000,000
The Sumitomo Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.23%), 2.13%, 8/22/2018(f)	2,000,000	1,999,430
Toronto-Dominion Bank, New York 2.25%, 6/26/2018	2,000,000	2,000,000
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.14%), 2.50%, 10/26/2018(f)	3,000,000	3,002,083
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.45%), 2.15%, 2/15/2019(f)	2,000,000	1,999,840
Total Certificates of Deposit (Cost $49,998,230)		50,001,286

COMMERCIAL PAPER – 0.7%
ING (US) Funding LLC (ICE LIBOR USD 1 Month + 0.19%), 2.09%, 8/10/2018(f)	3,000,000	2,999,244

Investments	Principal Amount	Value
COMMERCIAL PAPER – (continued)
Oversea-Chinese Banking Corp. Ltd. (ICE LIBOR USD 1 Month + 0.14%), 2.15%, 5/16/2018(f) (g)	$2,000,000	$1,999,902
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 2.09%, 5/2/2018(f) (g)	4,000,000	4,000,000
Total Commercial Paper (Cost $8,999,902)		8,999,146

FUNDING AGREEMENTS – 0.3%
United of Omaha Life Insurance (ICE LIBOR USD 3 Month + 0.12%), 2.24%, 5/30/2018(f) (Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENTS – 4.2%
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $14,612,036, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $14,812,708	14,611,342	14,611,342
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $3,000,162, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $3,273,774	3,000,000	3,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – (continued)
REPURCHASE AGREEMENTS – (continued)
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $5,000,269, collateralized by various Common Stocks; total market value $5,592,440	$5,000,000	$5,000,000
Mizuho Securities USA, Inc., 1.72%, dated 4/30/2018, due 5/1/2018, repurchase price $12,520,598, collateralized by various U.S. Treasury Securities, ranging from 1.00% – 2.75%, maturing 6/30/2019 – 2/15/2028; total market value $12,723,769	12,520,000	12,520,000
ML Pierce Fenner & Smith, Inc., 2.24%, dated 4/30/2018, due 7/31/2018, repurchase price $6,034,347, collateralized by various Common Stocks; total market value $6,548,263	6,000,000	6,000,000
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $8,900,460, collateralized by various Common Stocks; total market value $9,830,989	8,900,000	8,900,000
Total Repurchase Agreements (Cost $50,031,342)		50,031,342
Total Securities Lending Reinvestments (Cost $114,029,474)		114,031,774

Investments	Value
Total Investments – 108.6% (Cost $918,265,367)	$1,302,587,622
Liabilities in excess of other assets – (8.6%)	(103,440,109)
NET ASSETS – 100.0%	$1,199,147,513

*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $174,879,713, collateralized in the form of cash with a value of $114,036,329 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $24,955,162 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 3, 2018 – February 15, 2048 and $44,264,028 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 8, 2018 – July 22, 2068; a total value of $183,255,519.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $15,787, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $114,031,774.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

CVR – Contingent Value Rights

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – US Dollar

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,818,208
Aggregate gross unrealized depreciation	(15,421,753)
Net unrealized appreciation	$384,396,455
Federal income tax cost	$917,992,482

Investment in a company which was affiliated for the period ending April 30, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares April 30, 2018	Value April 30, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$686,811	$16,659	$6,785	7,446	$794,861	$95,880	$6,240	$2,296

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
Russell 2000 E-Mini Index	25	06/15/2018	USD	$1,929,750	$(30,214)
S&P 500 E-Mini Index	49	06/15/2018	USD	6,485,150	(123,512)
S&P Midcap 400 E-Mini Index	11	06/15/2018	USD	2,059,310	(44,959)
					$(198,685)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.1%
Aerospace & Defense – 0.7%
Airbus SE	18,711	$2,201,886
BAE Systems plc	79,461	668,713
Bombardier, Inc., Class B*	48,735	150,925
CAE, Inc.	7,384	139,794
Cobham plc* (a)	107,987	171,195
Dassault Aviation SA	55	109,976
Elbit Systems Ltd.	412	47,694
Jamco Corp.	500	11,510
KuangChi Science Ltd.*	76,000	17,334
Leonardo SpA	10,037	116,538
LISI	3,196	118,159
Magellan Aerospace Corp.	12,236	184,788
Maxar Technologies Ltd.	2,058	93,272
Meggitt plc	50,706	329,924
MTU Aero Engines AG	1,458	251,902
QinetiQ Group plc	9,435	29,954
Rolls-Royce Holdings plc*	54,027	625,078
Rolls-Royce plc (Preference)* (b)	3,835,917	5,283
Saab AB, Class B	1,995	82,032
Safran SA	10,368	1,220,844
Senior plc	81,243	330,553
Singapore Technologies Engineering Ltd.	17,900	47,182
Thales SA	3,726	472,684
Ultra Electronics Holdings plc(a)	2,293	44,468
		7,471,688
Air Freight & Logistics – 0.5%
Bollore SA	18,995	94,507
Bollore SA*	77	380
bpost SA	2,356	51,721
Cia de Distribucion Integral Logista Holdings SA	4,508	101,796
CTT-Correios de Portugal SA(a)	98,457	363,767
Deutsche Post AG (Registered)	29,403	1,282,442
Freightways Ltd.	12,987	68,538
Kintetsu World Express, Inc.	14,000	261,129
Konoike Transport Co. Ltd.	30,400	532,573

Investments	Shares	Value
Air Freight & Logistics – (continued)
Mainfreight Ltd.	3,192	$55,665
Oesterreichische Post AG	1,673	80,570
Panalpina Welttransport Holding AG (Registered)(a)	275	34,948
PostNL NV(a)	340,550	1,325,288
Royal Mail plc	60,264	482,423
Singapore Post Ltd.	83,600	84,607
Yamato Holdings Co. Ltd.	12,600	324,428
		5,144,782
Airlines – 0.6%
Air Canada*	15,147	298,226
Air France-KLM*	24,381	239,722
Air New Zealand Ltd.	25,676	59,159
ANA Holdings, Inc.	4,500	178,478
Chorus Aviation, Inc.(a)	117,288	704,487
Dart Group plc	78,732	929,886
Deutsche Lufthansa AG (Registered)	13,770	402,114
easyJet plc	12,960	283,822
Exchange Income Corp.(a)	25,110	594,084
Finnair OYJ	50,544	691,892
International Consolidated Airlines Group SA, DI	43,416	376,853
Japan Airlines Co. Ltd.	8,600	338,734
Norwegian Air Shuttle ASA* (a)	17,091	646,425
Qantas Airways Ltd.	42,499	185,104
SAS AB* (a)	214,569	538,447
Singapore Airlines Ltd.	12,000	98,607
WestJet Airlines Ltd.	10,611	189,135
Wizz Air Holdings plc* (c)	2,172	95,552
		6,850,727
Auto Components – 2.7%
Aisan Industry Co. Ltd.	21,208	219,009
Aisin Seiki Co. Ltd.	9,400	510,267
ARB Corp. Ltd.	997	15,639
Autoneum Holding AG(a)	2,511	661,043
Brembo SpA	3,575	52,912
Bridgestone Corp.	34,800	1,459,421
Burelle SA	77	123,267

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
CIE Automotive SA	3,217	$120,646
Cie Generale des Etablissements Michelin SCA	9,477	1,334,510
Cie Plastic Omnium SA(a)	5,832	280,721
Continental AG	4,097	1,094,939
Daikyonishikawa Corp.	42,104	758,391
Denso Corp.	20,600	1,083,606
Dometic Group AB(d)	8,032	77,307
Eagle Industry Co. Ltd.	20,700	374,369
ElringKlinger AG	26,730	486,365
Exedy Corp.	2,800	94,933
Faurecia SA	4,293	351,665
FCC Co. Ltd.	37,600	1,065,204
Futaba Industrial Co. Ltd.	48,600	389,511
Gestamp Automocion SA* (c)	12,716	103,703
GKN plc	102,141	653,617
G-Tekt Corp.	18,000	348,074
GUD Holdings Ltd.(a)	4,785	45,763
Hella GmbH & Co. KGaA	1,320	81,735
HI-LEX Corp.	3,164	82,263
Ichikoh Industries Ltd.(a)	49,800	543,852
Kasai Kogyo Co. Ltd.	32,400	456,280
Keihin Corp.	44,700	882,358
Koito Manufacturing Co. Ltd.	3,200	214,942
KYB Corp.	3,300	159,534
Leoni AG	29,160	1,834,132
Linamar Corp.	3,404	191,051
Magna International, Inc.	18,225	1,078,046
Martinrea International, Inc.	72,819	870,227
MGI Coutier	2,840	98,135
Mitsuba Corp.	37,600	550,470
Musashi Seimitsu Industry Co. Ltd.	18,700	656,230
NGK Spark Plug Co. Ltd.	7,400	190,706
NHK Spring Co. Ltd.	8,900	98,252
Nifco, Inc.(a)	2,400	84,551
Nippon Seiki Co. Ltd.	7,800	150,191
Nissin Kogyo Co. Ltd.	13,700	240,759
NOK Corp.	4,600	94,585
Nokian Renkaat OYJ(a)	4,369	175,514
Pacific Industrial Co. Ltd.	50,900	723,787

Investments	Shares	Value
Auto Components – (continued)
Piolax, Inc.	24,300	$681,755
Press Kogyo Co. Ltd.	105,300	608,175
SAF-Holland SA	37,179	693,560
Sanden Holdings Corp.*	24,300	354,424
Schaeffler AG (Preference)	7,416	115,271
Showa Corp.(a)	41,400	619,723
Stanley Electric Co. Ltd.	3,800	137,692
Sumitomo Electric Industries Ltd.	32,400	497,289
Sumitomo Riko Co. Ltd.	28,800	301,357
Sumitomo Rubber Industries Ltd.	9,500	169,902
Tachi-S Co. Ltd.(a)	36,300	658,492
Tokai Rika Co. Ltd.	2,600	52,036
Topre Corp.	6,000	188,622
Toyo Tire & Rubber Co. Ltd.	4,500	76,902
Toyoda Gosei Co. Ltd.	7,800	197,735
Toyota Boshoku Corp.	2,600	54,816
Toyota Industries Corp.	9,500	561,709
TPR Co. Ltd.	25,200	765,730
TS Tech Co. Ltd.	9,200	374,558
Unipres Corp.	34,000	803,820
Valeo SA	7,128	477,452
Xinyi Glass Holdings Ltd.*	120,000	174,918
Yokohama Rubber Co. Ltd. (The)	8,000	188,988
		29,917,408
Automobiles – 2.8%
Bayerische Motoren Werke AG	15,714	1,755,603
Bayerische Motoren Werke AG (Preference)	2,835	274,705
Daimler AG (Registered)	55,647	4,403,742
Ferrari NV(a)	3,726	459,404
Fiat Chrysler Automobiles NV*	54,837	1,230,338
Honda Motor Co. Ltd.	91,400	3,146,482
Isuzu Motors Ltd.	27,700	423,759
Mazda Motor Corp.	16,600	230,815
Mitsubishi Motors Corp.(a)	9,100	67,860
Nissan Motor Co. Ltd.	145,800	1,534,281
Nissan Shatai Co. Ltd.	1,000	10,711
Peugeot SA	22,194	547,558

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Automobiles – (continued)
Porsche Automobil Holding SE (Preference)	8,019	$685,950
Renault SA	11,502	1,248,481
Subaru Corp.	30,400	1,022,085
Suzuki Motor Corp.	16,900	909,828
Toyota Motor Corp.	153,900	10,099,665
Volkswagen AG	2,574	526,818
Volkswagen AG (Preference)	9,315	1,933,953
Yamaha Motor Co. Ltd.	18,500	591,729
		31,103,767
Banks – 12.1%
77 Bank Ltd. (The)	2,200	54,465
ABN AMRO Group NV, CVA(c)	20,898	649,656
Aichi Bank Ltd. (The)	400	19,118
Aktia Bank OYJ	29,970	298,730
Aozora Bank Ltd.	4,300	173,886
Australia & New Zealand Banking Group Ltd.	162,729	3,296,918
Awa Bank Ltd. (The)	6,000	39,260
Banca Popolare di Sondrio SCPA	39,995	189,422
Banco Bilbao Vizcaya Argentaria SA	373,167	3,034,290
Banco BPM SpA* (a)	51,579	187,982
Banco Comercial Portugues SA, Class R* (a)	865,080	290,667
Banco de Sabadell SA	309,906	609,008
Banco Espirito Santo SA (Registered)* ‡ (b)	48,647	—
Banco Santander SA	878,850	5,705,194
Bank Hapoalim BM	55,485	380,294
Bank Leumi Le-Israel BM	75,330	445,963
Bank of Cyprus Holdings plc*	35,704	81,961
Bank of East Asia Ltd. (The)	35,433	156,211
Bank of Ireland Group plc	54,270	488,489
Bank of Iwate Ltd. (The)	13,800	541,028
Bank of Kyoto Ltd. (The)	2,600	156,345
Bank of Montreal(a)	34,992	2,661,625
Bank of Nova Scotia (The)	64,557	3,974,288
Bank of Okinawa Ltd. (The)	4,240	178,241

Investments	Shares	Value
Banks – (continued)
Bank of Queensland Ltd.	16,107	$122,313
Bank of the Ryukyus Ltd.	40,561	621,991
Bankia SA	33,606	148,078
Bankinter SA	23,782	249,406
Banque Cantonale de Geneve*	2,025	380,493
Banque Cantonale Vaudoise (Registered)*	186	148,815
Barclays plc	889,299	2,538,555
Bendigo & Adelaide Bank Ltd.	28,755	230,515
Berner Kantonalbank AG (Registered)	3,807	713,788
BGEO Group plc	33,615	1,611,227
BNP Paribas SA	62,370	4,821,241
BPER Banca(a)	408,969	2,367,806
CaixaBank SA	191,484	934,427
Canadian Imperial Bank of Commerce	25,110	2,190,453
Canadian Western Bank	2,989	79,438
Chiba Bank Ltd. (The)(a)	34,000	274,672
Chugoku Bank Ltd. (The)	6,500	75,499
comdirect bank AG	7,483	114,820
Commerzbank AG*	40,014	517,774
Commonwealth Bank of Australia	56,376	3,056,330
Concordia Financial Group Ltd.	68,021	395,973
Credit Agricole SA	65,772	1,083,515
Credito Emiliano SpA	23,966	210,798
CYBG plc	56,139	233,670
Dah Sing Banking Group Ltd.	24,640	58,710
Dah Sing Financial Holdings Ltd.	5,340	35,857
Daishi Bank Ltd. (The)	800	35,897
Danske Bank A/S	40,014	1,397,682
DBS Group Holdings Ltd.	94,629	2,204,115
DNB ASA(a)	48,438	910,280
Erste Group Bank AG*	17,010	834,390
FIBI Holdings Ltd.	7,341	184,142
FinecoBank Banca Fineco SpA	4,895	58,574
Fukuoka Financial Group, Inc.	30,000	160,658
Gunma Bank Ltd. (The)	31,100	181,896
Hachijuni Bank Ltd. (The)	16,600	87,836
Hang Seng Bank Ltd.	24,300	618,008

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Heartland Bank Ltd.(a)	462,520	$583,346
Hiroshima Bank Ltd. (The)	20,600	157,006
Hokkoku Bank Ltd. (The)	1,700	67,891
Hokuetsu Bank Ltd. (The)	2,800	62,154
Hokuhoku Financial Group, Inc.	7,600	112,654
HSBC Holdings plc	1,089,450	10,885,021
Hyakugo Bank Ltd. (The)	213,000	994,681
ING Groep NV	207,198	3,498,705
Intesa Sanpaolo SpA	524,313	1,999,880
Intesa Sanpaolo SpA (Retirement Savings Plan)	14,727	58,468
Israel Discount Bank Ltd., Class A*	72,098	200,189
Iyo Bank Ltd. (The)	4,700	37,239
Juroku Bank Ltd. (The)	10,000	264,199
Jyske Bank A/S (Registered)	4,455	267,951
Kansai Mirai Financial Group, Inc.*	6,873	54,394
KBC Group NV	11,745	1,027,378
Keiyo Bank Ltd. (The)	86,000	393,749
Kiyo Bank Ltd. (The)	50,900	829,378
Laurentian Bank of Canada	34,992	1,345,962
Liberbank SA*	1,121,850	644,095
Liechtensteinische Landesbank AG	9,639	616,374
Lloyds Banking Group plc	3,894,237	3,468,186
Luzerner Kantonalbank AG (Registered)	259	139,979
Mebuki Financial Group, Inc.	72,910	283,178
Mediobanca Banca di Credito Finanziario SpA	32,400	394,001
Metro Bank plc* (a)	1,844	83,865
Mitsubishi UFJ Financial Group, Inc.	748,600	5,015,979
Miyazaki Bank Ltd. (The)	8,100	262,413
Mizrahi Tefahot Bank Ltd.	4,176	76,500
Mizuho Financial Group, Inc.	1,441,800	2,614,148
Musashino Bank Ltd. (The)	35,600	1,185,853
Nanto Bank Ltd. (The)	2,346	65,176
National Australia Bank Ltd.	87,885	1,920,543
National Bank of Canada	16,038	762,898

Investments	Shares	Value
Banks – (continued)
Nishi-Nippon Financial Holdings, Inc.	7,600	$91,332
Nordea Bank AB	176,499	1,804,356
North Pacific Bank Ltd.	30,500	103,130
Norwegian Finans Holding ASA*	2,660	32,473
Ogaki Kyoritsu Bank Ltd. (The)	43,300	1,093,728
Oita Bank Ltd. (The)	600	22,015
Oversea-Chinese Banking Corp. Ltd.	239,503	2,496,236
Permanent TSB Group Holdings plc*	72,276	152,817
Raiffeisen Bank International AG*	4,733	160,116
Resona Holdings, Inc.	121,500	691,304
Ringkjoebing Landbobank A/S	1,100	66,446
Royal Bank of Canada	45,522	3,467,193
Royal Bank of Scotland Group plc*	178,767	665,299
San-In Godo Bank Ltd. (The)	24,800	233,665
Sbanken ASA(c)	13,668	123,695
Senshu Ikeda Holdings, Inc.	197,500	779,712
Shiga Bank Ltd. (The)	5,000	25,314
Shikoku Bank Ltd. (The)	1,400	20,458
Shinsei Bank Ltd.	8,600	134,236
Shizuoka Bank Ltd. (The)	11,000	111,784
Skandinaviska Enskilda Banken AB, Class A(a)	74,804	705,860
Skandinaviska Enskilda Banken AB, Class C	7,040	71,181
Societe Generale SA	41,958	2,304,280
Spar Nord Bank A/S	58,158	666,775
SpareBank 1 Nord Norge	83,916	621,166
Sparebank 1 Oestlandet	16,416	176,228
SpareBank 1 SMN	26,244	264,042
SpareBank 1 SR-Bank ASA	7,150	70,955
St Galler Kantonalbank AG (Registered)	110	59,117
Standard Chartered plc	88,209	931,864
Sumitomo Mitsui Financial Group, Inc.	74,900	3,114,416
Sumitomo Mitsui Trust Holdings, Inc.	14,500	615,645

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Suruga Bank Ltd.	4,700	$63,912
Svenska Handelsbanken AB, Class A	32,686	366,376
Svenska Handelsbanken AB, Class B	5,372	64,270
Swedbank AB, Class A	37,017	808,463
Sydbank A/S	5,670	210,373
TBC Bank Group plc	29,646	750,509
Toho Bank Ltd. (The)	22,732	88,290
Tokyo Kiraboshi Financial Group, Inc.	32,400	856,598
TOMONY Holdings, Inc.	147,900	660,938
Toronto-Dominion Bank (The)	57,753	3,248,620
Unicaja Banco SA* (a) (c)	683,073	1,238,759
UniCredit SpA	114,769	2,492,345
Unione di Banche Italiane SpA	73,710	380,716
United Overseas Bank Ltd.	83,226	1,894,514
Valiant Holding AG (Registered)(a)	11,988	1,443,549
Van Lanschot Kempen NV, CVA	31,266	967,055
Virgin Money Holdings UK plc	259,605	996,539
Walliser Kantonalbank (Registered)*	4,374	519,189
Westpac Banking Corp.	109,998	2,378,036
Yamagata Bank Ltd. (The)	2,200	48,614
Yamaguchi Financial Group, Inc.(a)	18,000	225,031
		135,455,650
Beverages – 1.1%
AG Barr plc	4,785	45,937
Anheuser-Busch InBev SA/NV(a)	30,168	3,015,059
Asahi Group Holdings Ltd.	17,000	860,059
Britvic plc	16,720	165,466
C&C Group plc	26,658	100,490
Carlsberg A/S, Class B	3,321	372,348
Coca-Cola Amatil Ltd.	38,151	267,536
Coca-Cola Bottlers Japan Holdings, Inc.	3,354	144,367
Coca-Cola European Partners plc	8,100	317,520

Investments	Shares	Value
Beverages – (continued)
Coca-Cola HBC AG, DI*	4,146	$139,564
Cott Corp.	4,036	57,803
Davide Campari-Milano SpA	13,794	103,662
Diageo plc	78,570	2,801,774
Fevertree Drinks plc	3,795	148,239
Heineken Holding NV	2,997	304,886
Heineken NV(a)	6,399	674,940
Ito En Ltd.(a)	800	31,949
Kerur Holdings Ltd.	3,648	100,906
Kirin Holdings Co. Ltd.	29,038	815,479
Molson Coors Canada, Inc., Class B	2,498	196,808
Pernod Ricard SA	6,723	1,117,281
Remy Cointreau SA	571	78,716
Royal Unibrew A/S	1,210	80,449
Sapporo Holdings Ltd.	1,800	51,487
Suntory Beverage & Food Ltd.	3,000	147,772
Takara Holdings, Inc.	8,600	103,900
Treasury Wine Estates Ltd.	23,247	334,640
		12,579,037
Biotechnology – 0.6%
Abcam plc	10,049	168,999
Ablynx NV*	3,876	209,704
Basilea Pharmaceutica AG (Registered)*	410	28,744
BioGaia AB, Class B	1,134	54,605
Cellectis SA* (a)	2,012	58,682
CK Life Sciences Int’l Holdings, Inc.	526,000	38,202
CSL Ltd.	13,851	1,781,187
DBV Technologies SA* (a)	1,701	76,082
Galapagos NV*	1,680	151,868
Genmab A/S*	2,106	427,576
Genus plc	6,007	209,326
GNI Group Ltd.* (a)	4,000	19,191
Grifols SA	10,206	287,926
Grifols SA (Preference), Class B	5,834	121,096
Hansa Medical AB*	912	27,371
HEALIOS KK*	1,100	16,828
Knight Therapeutics, Inc.*	16,463	100,939
Nordic Nanovector ASA* (a)	3,824	23,695

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
PeptiDream, Inc.* (a)	2,500	$101,439
ProMetic Life Sciences, Inc.* (a)	54,220	33,413
SanBio Co. Ltd.*	2,200	61,120
Shire plc	51,840	2,760,394
Sirtex Medical Ltd.	4,314	90,594
Swedish Orphan Biovitrum AB*	6,345	137,053
Vitrolife AB	889	65,381
		7,051,415
Building Products – 1.0%
Aica Kogyo Co. Ltd.	1,500	56,477
Arbonia AG*	3,800	67,946
Asahi Glass Co. Ltd.	13,300	551,812
Assa Abloy AB, Class B	35,073	738,928
Belimo Holding AG (Registered)	21	87,085
Bunka Shutter Co. Ltd.	58,500	581,659
Central Glass Co. Ltd.(a)	32,600	774,297
Cie de Saint-Gobain	17,415	915,170
Daikin Industries Ltd.	8,900	1,041,485
Geberit AG (Registered)	972	416,922
GWA Group Ltd.(a)	241,623	702,198
Inwido AB	55,404	484,143
James Halstead plc	4,455	23,685
Kingspan Group plc	4,835	219,062
Lindab International AB	65,610	508,040
LIXIL Group Corp.	13,300	298,149
Munters Group AB* (c)	1,748	10,157
Nibe Industrier AB, Class B	9,994	102,420
Nichias Corp.	13,000	164,898
Nichiha Corp.	8,100	322,001
Nippon Sheet Glass Co. Ltd.* (a)	83,700	685,357
Nitto Boseki Co. Ltd.	1,800	38,953
Noritz Corp.	28,700	523,249
Okabe Co. Ltd.	37,300	354,508
Polypipe Group plc	9,196	48,537
Reliance Worldwide Corp. Ltd.	35,079	125,247
Rockwool International A/S, Class A	220	59,846

Investments	Shares	Value
Building Products – (continued)
Rockwool International A/S, Class B	82	$24,786
Sanwa Holdings Corp.	9,800	126,189
Schweiter Technologies AG	55	62,895
Sekisui Jushi Corp.	11,200	244,215
Systemair AB(a)	1,900	25,165
Takara Standard Co. Ltd.	1,376	23,389
Takasago Thermal Engineering Co. Ltd.	17,400	330,588
Tarkett SA	1,289	38,124
TOTO Ltd.	3,900	221,330
Uponor OYJ	2,765	48,406
		11,047,318
Capital Markets – 2.4%
3i Group plc	52,326	678,623
Amundi SA(c)	1,518	129,264
Anima Holding SpA(c)	32,576	234,969
ASX Ltd.	2,924	129,407
AURELIUS Equity Opportunities SE & Co. KGaA	26,163	1,986,697
Avanza Bank Holding AB	1,367	64,543
Azimut Holding SpA	4,579	96,429
Banca Generali SpA	1,320	42,933
BOCOM International Holdings Co. Ltd.* (c)	152,000	43,383
Bolsas y Mercados Espanoles SHMSF SA	953	33,483
Brederode SA	726	45,086
Brewin Dolphin Holdings plc	14,682	73,002
Brookfield Asset Management, Inc., Class A	27,540	1,093,265
BT Investment Management Ltd.	8,833	61,275
Bure Equity AB	2,304	24,850
Burford Capital Ltd.	9,671	191,813
China Smarter Energy Group Holdings Ltd.*	162,000	23,325
CI Financial Corp.	14,985	315,843
Close Brothers Group plc	3,236	68,461
CMBC Capital Holdings Ltd.	680,000	53,719
Credit Suisse Group AG (Registered)*	79,461	1,348,164

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Daiwa Securities Group, Inc.	93,000	$571,726
Deutsche Bank AG (Registered)	113,967	1,565,041
Deutsche Boerse AG	6,077	819,760
EFG International AG*	23,652	193,536
Encavis AG	3,696	29,830
Euronext NV(c)	1,650	118,416
Fiera Capital Corp.	16,112	142,274
Financiere de Tubize SA	1,063	77,701
Flow Traders(c)	3,572	138,447
Freeman FinTech Corp. Ltd.*	600,000	89,447
GAM Holding AG* (a)	133,083	2,140,298
Gimv NV	848	50,920
GMO Financial Holdings, Inc.	13,600	103,282
Guoco Group Ltd.	4,000	53,209
Haitong International Securities Group Ltd.(a)	80,579	47,434
Hargreaves Lansdown plc	5,061	124,742
Hong Kong Exchanges & Clearing Ltd.	36,637	1,200,654
IG Group Holdings plc	8,113	92,748
IGM Financial, Inc.	3,965	121,893
Intermediate Capital Group plc	18,306	273,822
Investec plc	47,385	376,844
IOOF Holdings Ltd.(a)	15,976	108,174
IP Group plc* (a)	65,116	120,002
Jafco Co. Ltd.	300	13,187
Japan Exchange Group, Inc.	19,200	356,189
Julius Baer Group Ltd.*	7,128	426,571
Jupiter Fund Management plc	12,914	81,020
Kingston Financial Group Ltd.(a)	260,000	132,845
Leonteq AG*	191	10,670
London Stock Exchange Group plc	9,720	575,677
Macquarie Group Ltd.	11,988	983,551
Magellan Financial Group Ltd.(a)	2,577	45,441
Man Group plc	111,213	277,561
Marusan Securities Co. Ltd.	3,500	33,393
Mason Group Holdings Ltd.*	2,078,905	55,362

Investments	Shares	Value
Capital Markets – (continued)
Monex Group, Inc.(a)	15,400	$87,819
Natixis SA	46,899	385,991
NEX Group plc	6,688	91,012
Nomura Holdings, Inc.	206,300	1,191,704
Okasan Securities Group, Inc.	144,000	825,113
Partners Group Holding AG	567	416,128
Perpetual Ltd.(a)	1,210	36,800
Rathbone Brothers plc	3,165	102,618
Rothschild & Co.	7,290	277,005
Sanne Group plc	12,308	105,275
SBI Holdings, Inc.	11,200	283,211
Schroders plc	2,873	130,625
Schroders plc (Non-Voting)	4,377	142,276
Singapore Exchange Ltd.	3,100	18,075
St James’s Place plc	16,119	252,320
Thomson Reuters Corp.	8,829	355,584
TMX Group Ltd.	1,545	93,330
Tokai Tokyo Financial Holdings, Inc.	13,200	95,901
TP ICAP plc	41,148	267,053
UBS Group AG (Registered)*	211,005	3,574,658
Value Partners Group Ltd.(a)	89,000	85,051
Volati AB(c)	2,584	13,004
Vontobel Holding AG (Registered)	339	22,465
Vostok New Ventures Ltd., SDR* (a)	8,501	71,368
VZ Holding AG	55	15,529
Yunfeng Financial Group Ltd.*	136,000	82,311
		27,312,427
Chemicals – 3.0%
ADEKA Corp.	4,200	74,615
Air Liquide SA	12,526	1,635,219
Air Water, Inc.	6,000	115,915
Akzo Nobel NV(a)	7,857	711,013
Arkema SA	3,888	509,677
Asahi Kasei Corp.	60,300	830,727
BASF SE	27,378	2,855,302
Borregaard ASA	6,375	67,879
C Uyemura & Co. Ltd.	5,000	341,787
Chr Hansen Holding A/S	2,916	265,372
Chugoku Marine Paints Ltd.	58,500	577,382

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
CI Takiron Corp.	63,800	$390,059
Clariant AG (Registered)*	13,798	320,731
Corbion NV	3,198	102,469
Covestro AG(c)	3,078	280,996
Croda International plc	4,779	293,639
Daicel Corp.	15,700	181,642
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,100	331,995
Denka Co. Ltd.	2,600	92,904
DIC Corp.	2,899	98,554
DuluxGroup Ltd.	12,466	73,021
Elementis plc	16,353	63,877
EMS-Chemie Holding AG (Registered)	114	70,825
Essentra plc	27,894	169,431
Evonik Industries AG	10,125	360,630
Frutarom Industries Ltd.	975	93,628
FUCHS PETROLUB SE	54	2,786
FUCHS PETROLUB SE (Preference)	2,151	115,752
Fujimori Kogyo Co. Ltd.	11,700	397,217
Fuso Chemical Co. Ltd.	1,100	28,047
Givaudan SA (Registered)(a)	243	544,719
Hexpol AB	5,994	62,388
Hitachi Chemical Co. Ltd.	2,200	48,373
Incitec Pivot Ltd.	65,512	187,917
Ishihara Sangyo Kaisha Ltd.*	32,400	372,485
Israel Chemicals Ltd.	3,780	16,999
Johnson Matthey plc	11,178	507,145
JSP Corp.	10,300	333,685
JSR Corp.	8,300	156,632
K+S AG (Registered)	11,421	336,830
Kaneka Corp.	22,000	217,336
Kansai Paint Co. Ltd.	6,100	137,358
Kanto Denka Kogyo Co. Ltd.(a)	42,900	399,498
Kemira OYJ	5,993	80,517
KH Neochem Co. Ltd.	9,900	300,370
Koninklijke DSM NV	5,589	579,511
Konishi Co. Ltd.	16,200	264,411
Kumiai Chemical Industry Co. Ltd.(a)	29,948	190,485

Investments	Shares	Value
Chemicals – (continued)
Kuraray Co. Ltd.	17,600	$293,052
Kureha Corp.	12,800	871,464
LANXESS AG	2,603	193,603
Lenzing AG	789	92,324
Linde AG*	5,508	1,224,810
Lintec Corp.	1,800	52,063
Methanex Corp.	5,265	317,843
Mitsubishi Chemical Holdings Corp.	81,500	774,222
Mitsubishi Gas Chemical Co., Inc.	9,000	211,707
Mitsui Chemicals, Inc.	8,400	241,042
Nihon Parkerizing Co. Ltd.	7,600	120,503
Nippon Kayaku Co. Ltd.(a)	7,000	87,704
Nippon Paint Holdings Co. Ltd.(a)	5,200	212,895
Nippon Shokubai Co. Ltd.	400	27,197
Nippon Soda Co. Ltd.	137,198	789,899
Nissan Chemical Industries Ltd.	3,800	169,294
Nitto Denko Corp.	4,700	350,057
NOF Corp.	2,000	59,676
Novozymes A/S, Class B	7,695	363,746
Nufarm Ltd.	9,803	67,486
Nutrien Ltd.	21,963	1,001,394
Okamoto Industries, Inc.	3,000	30,048
Orica Ltd.	12,012	180,257
Osaka Soda Co. Ltd.	17,000	475,394
Sakata INX Corp.	40,900	625,694
Sanyo Chemical Industries Ltd.	11,500	543,340
Scapa Group plc	4,560	27,409
Sekisui Plastics Co. Ltd.	24,300	326,665
Shikoku Chemicals Corp.	10,000	141,375
Shin-Etsu Chemical Co. Ltd.	12,400	1,247,082
Shin-Etsu Polymer Co. Ltd.	23,200	220,710
Showa Denko KK	9,800	327,338
Sika AG	81	591,605
Sirius Minerals plc* (a)	232,717	99,365
SOL SpA	3,009	41,372
Solvay SA	3,807	531,716
Sumitomo Bakelite Co. Ltd.	15,000	135,709
Sumitomo Chemical Co. Ltd.	75,000	431,117
Sumitomo Seika Chemicals Co. Ltd.(a)	8,100	387,882

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Symrise AG	3,645	$295,501
Synthomer plc	12,732	86,805
T Hasegawa Co. Ltd.	900	19,304
Taiyo Holdings Co. Ltd.	900	38,369
Taiyo Nippon Sanso Corp.	7,200	106,791
Tayca Corp.	16,200	427,707
Teijin Ltd.	8,200	154,445
Tessenderlo Group SA*	1,427	59,999
Tikkurila OYJ(a)	1,942	35,148
Toagosei Co. Ltd.	6,900	81,659
Tokai Carbon Co. Ltd.(a)	11,000	138,223
Tokuyama Corp.	2,500	74,594
Tokyo Ohka Kogyo Co. Ltd.	700	24,661
Toray Industries, Inc.	59,700	557,582
Tosoh Corp.	14,000	248,462
Toyo Ink SC Holdings Co. Ltd.	8,000	49,422
Toyobo Co. Ltd.	5,600	109,211
Ube Industries Ltd.	9,500	289,970
Umicore SA(a)	6,237	348,594
Victrex plc	3,740	135,067
Wacker Chemie AG	884	159,673
Yara International ASA	9,315	394,176
Zeon Corp.	8,000	103,888
		34,015,060
Commercial Services & Supplies – 0.9%
Aggreko plc	15,795	159,335
Babcock International Group plc(a)	36,450	369,404
Bell System24 Holdings, Inc.	5,600	89,764
Bilfinger SE	2,914	139,420
Bingo Industries Ltd.(a) (c)	9,500	18,932
Boyd Group Income Fund	300	25,450
Brambles Ltd.	61,317	456,834
Bravida Holding AB(c)	12,702	91,237
Caverion OYJ* (a)	9,768	81,845
Clean TeQ Holdings Ltd.*	7,980	5,542
Cleanaway Waste Management Ltd.	120,181	143,789
Coor Service Management Holding AB(c)	64,426	448,764
Dai Nippon Printing Co. Ltd.	3,900	84,041

Investments	Shares	Value
Commercial Services & Supplies – (continued)
Daiseki Co. Ltd.(a)	2,500	$77,907
dormakaba Holding AG*	50	38,893
Downer EDI Ltd.	45,846	237,749
Duskin Co. Ltd.	5,700	143,718
Edenred	3,379	116,351
Elis SA	7,711	184,652
Elis SA – XLON	4,520	108,839
G4S plc(a)	87,480	311,950
HomeServe plc	11,489	117,100
Intrum Justitia AB(a)	2,887	77,004
ISS A/S	3,015	105,607
ITAB Shop Concept AB, Class B(a)	8,776	39,649
IWG plc	37,095	126,608
Kokuyo Co. Ltd.	5,600	101,023
Lassila & Tikanoja OYJ	1,345	27,040
Loomis AB, Class B	2,261	82,806
Mitie Group plc(a)	272,861	689,263
Mitsubishi Pencil Co. Ltd.	1,800	35,844
Nippon Kanzai Co. Ltd.	1,300	24,830
Okamura Corp.	98,200	1,331,769
Park24 Co. Ltd.	2,200	62,326
PayPoint plc	3,648	43,161
Pilot Corp.	500	27,325
Prestige International, Inc.	2,000	23,048
Prosegur Cia de Seguridad SA	11,866	90,033
Realord Group Holdings Ltd.*	32,000	19,571
Relia, Inc.	2,100	26,695
Renewi plc	85,612	84,429
Rentokil Initial plc	45,360	191,803
Ritchie Bros Auctioneers, Inc.	4,230	138,454
Sato Holdings Corp.	1,100	30,912
Secom Co. Ltd.	5,200	389,768
Securitas AB, Class B(a)	13,932	226,277
Serco Group plc*	102,163	135,437
SG Fleet Group Ltd.	11,375	30,396
SmartGroup Corp. Ltd.	918	7,525
Sohgo Security Services Co. Ltd.	2,900	143,377
SPIE SA	5,489	124,214
Tomra Systems ASA	2,590	48,172
Toppan Forms Co. Ltd.	37,600	419,553
Toppan Printing Co. Ltd.	12,000	100,452

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Transcontinental, Inc., Class A	57,753	$1,218,176
Waste Connections, Inc.	9,315	674,310
		10,348,373
Communications Equipment – 0.3%
Mitel Networks Corp.*	91,206	1,017,859
Nokia OYJ	324,486	1,951,595
Telefonaktiebolaget LM Ericsson, Class A(a)	28,338	217,486
Telefonaktiebolaget LM Ericsson, Class B	72,425	556,669
		3,743,609
Construction & Engineering – 2.6%
ACS Actividades de Construccion y Servicios SA	16,899	715,220
Aecon Group, Inc.	2,805	39,495
AF Gruppen ASA	2,860	46,411
Arcadis NV(a)	13,041	257,455
Ausdrill Ltd.	238,400	502,078
Badger Daylighting Ltd.(a)	2,812	54,246
Balfour Beatty plc	31,636	128,194
Boskalis Westminster(a)	4,560	135,366
Bouygues SA	11,907	607,810
Burkhalter Holding AG	456	43,025
Chiyoda Corp.	4,000	41,197
Cie d’Entreprises CFE	275	34,687
CIMIC Group Ltd.	1,935	66,298
COMSYS Holdings Corp.	4,300	119,854
Eiffage SA	2,916	347,731
Elco Ltd.	7,072	145,080
Elecnor SA	37,827	594,134
Electra Ltd.	1,377	345,523
Ferrovial SA	16,362	350,596
FLSmidth & Co. A/S	2,798	173,507
Fomento de Construcciones y Contratas SA*	3,420	44,213
Galliford Try plc(a)	92,137	1,164,987
Gold-Finance Holdings Ltd.* (c)	89,827	35,595
Hazama Ando Corp.	32,400	261,154
Hibiya Engineering Ltd.	1,600	31,071

Investments	Shares	Value
Construction & Engineering – (continued)
HOCHTIEF AG	440	$80,592
Implenia AG (Registered)	1,972	151,501
JGC Corp.(a)	13,400	328,801
John Laing Group plc(a) (c)	380,376	1,480,572
Kajima Corp.	45,000	433,859
Kandenko Co. Ltd.	3,000	35,531
Keller Group plc	65,286	933,387
Kier Group plc(a)	90,558	1,340,848
Kinden Corp.	7,500	130,912
Koninklijke BAM Groep NV(a)	186,070	887,999
Koninklijke Volkerwessels NV	532	15,131
Kumagai Gumi Co. Ltd.	30,800	1,049,888
Kyowa Exeo Corp.	3,900	101,576
Kyudenko Corp.	2,100	98,451
Lehto Group OYJ	1,385	19,009
Maeda Corp.	8,000	98,844
Maeda Road Construction Co. Ltd.	3,000	64,811
Maire Tecnimont SpA(a)	85,779	437,560
Mirait Holdings Corp.	13,700	217,097
Monadelphous Group Ltd.	5,516	67,245
Mota-Engil SGPS SA	54,432	236,424
NCC AB, Class B(a)	2,271	41,989
Nippo Corp.	2,000	45,894
Nippon Densetsu Kogyo Co. Ltd.	1,700	34,955
Nippon Koei Co. Ltd.	16,200	475,970
Nishimatsu Construction Co. Ltd.	2,600	71,638
Obayashi Corp.	40,900	471,700
Obrascon Huarte Lain SA* (a)	115,138	540,719
OCI NV* (a)	1,386	33,006
Okumura Corp.	3,000	124,332
Peab AB	14,286	127,288
Penta-Ocean Construction Co. Ltd.	9,000	71,145
Porr Ag(a)	8,181	291,586
Raito Kogyo Co. Ltd.	48,600	528,970
Sacyr SA(a)	265,553	765,527
Salini Impregilo SpA(a)	153,981	441,659
Sanki Engineering Co. Ltd.	42,100	469,381
Shikun & Binui Ltd.	202,743	344,357
Shimizu Corp.	39,000	386,347

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
SHO-BOND Holdings Co. Ltd.	600	$45,401
Skanska AB, Class B	8,286	162,346
SNC-Lavalin Group, Inc.	6,966	305,875
Star Group, Inc. (The)*	6,416	199,895
Sumitomo Densetsu Co. Ltd.	7,600	161,897
Sumitomo Mitsui Construction Co. Ltd.	139,340	853,167
Sweco AB, Class B	2,085	42,640
Taikisha Ltd.	28,800	1,005,401
Taisei Corp.	11,600	626,511
Takamatsu Construction Group Co. Ltd.	13,500	364,688
Toda Corp.(a)	9,000	74,352
Tokyu Construction Co. Ltd.	81,800	876,122
Toshiba Plant Systems & Services Corp.	3,800	79,386
Totetsu Kogyo Co. Ltd.	1,800	53,790
United Engineers Ltd.	77,800	159,825
Veidekke ASA(a)	14,056	171,070
Vinci SA(a)	15,552	1,561,443
WSP Global, Inc.	1,210	60,002
YIT OYJ	185,561	1,251,007
Yokogawa Bridge Holdings Corp.	35,500	775,047
Yurtec Corp.	24,100	210,551
		28,801,844
Construction Materials – 0.6%
Adelaide Brighton Ltd.(a)	26,716	129,873
Boral Ltd.	31,823	165,268
Breedon Group plc*	66,896	77,213
Brickworks Ltd.(a)	69,174	835,456
Buzzi Unicem SpA	3,547	89,824
Buzzi Unicem SpA (Retirement Savings Plan)	1,925	27,677
Cementir Holding SpA	33,291	278,740
CRH plc	27,585	980,630
CSR Ltd.(a)	54,796	233,286
Fletcher Building Ltd.(a)	16,895	75,116
HeidelbergCement AG	7,533	739,577
Ibstock plc(c)	306,800	1,256,726
Imerys SA	3,174	289,913

Investments	Shares	Value
Construction Materials – (continued)
James Hardie Industries plc, CHDI	14,275	$254,409
LafargeHolcim Ltd. (Registered)*	17,982	1,005,640
Sumitomo Osaka Cement Co. Ltd.	17,000	77,834
Taiheiyo Cement Corp.	5,100	193,187
Vicat SA	770	56,796
Wienerberger AG	3,836	96,864
		6,864,029
Consumer Finance – 0.6%
AEON Financial Service Co. Ltd.(a)	4,800	112,559
Aiful Corp.* (a)	18,300	61,878
Allied Properties HK Ltd.	2,022,000	404,490
Arrow Global Group plc	153,576	785,826
B2Holding ASA	12,936	32,537
Cembra Money Bank AG	1,320	112,478
Credit Corp. Group Ltd.(a)	845	11,456
Eclipx Group Ltd.(a)	284,715	698,481
Hitachi Capital Corp.	9,700	259,730
Hoist Finance AB(c)	58,887	523,335
Hong Leong Finance Ltd.	234,900	498,523
J Trust Co. Ltd.(a)	44,800	316,886
Jaccs Co. Ltd.	6,400	145,049
Orient Corp.(a)	64,800	100,080
Provident Financial plc(a)	225,688	2,067,162
Resurs Holding AB(c)	4,712	30,477
Sun Hung Kai & Co. Ltd.	428,996	265,654
		6,426,601
Containers & Packaging – 0.5%
Amcor Ltd.	35,478	367,697
BillerudKorsnas AB	10,805	159,548
Cascades, Inc.	54,006	516,068
CCL Industries, Inc., Class B	3,996	194,135
DS Smith plc	49,329	354,936
FP Corp.	600	37,066
Fuji Seal International, Inc.	2,000	74,754
Huhtamaki OYJ(a)	3,023	123,597
Intertape Polymer Group, Inc.	50,625	787,838
Mayr Melnhof Karton AG	275	41,798
Orora Ltd.	44,370	111,866

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Pack Corp. (The)	9,300	$352,282
Pact Group Holdings Ltd.(a)	24,422	104,711
Papeles y Cartones de Europa SA	39,852	772,313
Rengo Co. Ltd.(a)	16,800	144,625
RPC Group plc	26,406	287,616
Smurfit Kappa Group plc	12,231	522,532
Toyo Seikan Group Holdings Ltd.(a)	5,600	88,177
Vidrala SA	1,180	124,034
Winpak Ltd.	930	34,575
		5,200,168
Distributors – 0.2%
Arata Corp.	11,600	689,056
Bapcor Ltd.	25,156	112,035
Canon Marketing Japan, Inc.	3,700	80,306
D’ieteren SA/NV	1,847	78,684
Doshisha Co. Ltd.	1,800	41,979
Inchcape plc	21,789	218,031
Jardine Cycle & Carriage Ltd.	2,222	57,495
PALTAC Corp.	800	40,064
Uni-Select, Inc.	38,151	591,334
		1,908,984
Diversified Consumer Services – 0.2%
AA plc(a)	500,696	938,247
AcadeMedia AB* (c)	50,396	336,050
Benesse Holdings, Inc.	1,600	58,341
Dignity plc	4,936	74,173
Enercare, Inc.	6,265	84,840
G8 Education Ltd.(a)	98,334	167,754
IDP Education Ltd.(a)	6,853	39,729
InvoCare Ltd.(a)	5,225	51,391
Navitas Ltd.(a)	15,580	50,335
		1,800,860
Diversified Financial Services – 0.9%
Ackermans & van Haaren NV	784	141,895
Aker ASA, Class A	760	47,814
AMP Ltd.	129,924	396,215
Axactor AB* (a)	113,164	39,920

Investments	Shares	Value
Diversified Financial Services – (continued)
Banca Farmafactoring SpA(c)	51,030	$319,678
Banca IFIS SpA	1,617	63,885
Banca Mediolanum SpA	14,294	115,018
Banque Nationale de Belgique	121	431,267
Cerved Information Solutions SpA	10,431	126,783
Challenger Ltd.	12,100	98,644
ECN Capital Corp.	19,456	51,601
Element Fleet Management Corp.	22,516	85,185
Eurazeo SA(a)	3,240	284,981
EXOR NV	5,589	415,557
FFP	330	39,950
First Pacific Co. Ltd.	218,000	112,219
Fuyo General Lease Co. Ltd.	700	47,530
Goldin Financial Holdings Ltd.*	60,000	28,134
GRENKE AG	495	58,520
Groupe Bruxelles Lambert SA	2,106	241,623
HAL Trust(a)	2,916	539,741
IBJ Leasing Co. Ltd.	29,938	827,621
Industrivarden AB, Class A	10,218	225,443
Industrivarden AB, Class C	6,811	144,236
Investment AB Latour, Class B	3,740	41,152
Investment AB Oresund*	5,171	77,479
Investor AB, Class A	2,092	90,064
Investor AB, Class B	14,175	621,119
Japan Securities Finance Co. Ltd.	40,500	266,484
KBC Ancora	1,377	83,600
Kinnevik AB, Class B	5,472	198,464
L E Lundbergforetagen AB, Class B(a)	1,970	134,067
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,000	140,132
Onex Corp.	2,204	163,501
ORIX Corp.	74,600	1,311,678
Pargesa Holding SA	1,265	119,037
Ricoh Leasing Co. Ltd.	19,200	641,316
Sofina SA	330	57,733
SRH NV* ‡ (b)	2,857	—
Standard Life Aberdeen plc	117,693	592,168
Tokyo Century Corp.	8,700	543,825

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Wendel SA	1,701	$257,305
Zenkoku Hosho Co. Ltd.	1,600	66,164
		10,288,748
Diversified Telecommunication Services – 1.8%
B Communications Ltd.*	4,673	57,356
BCE, Inc.	9,072	385,610
Bezeq The Israeli Telecommunication Corp. Ltd.	46,132	58,237
BT Group plc	476,928	1,638,629
Cellnex Telecom SA(c)	3,223	86,603
Chorus Ltd.	17,070	48,651
Com Hem Holding AB	5,606	97,590
Deutsche Telekom AG (Registered)	104,976	1,838,430
Ei Towers SpA	1,054	60,998
Elisa OYJ	4,332	192,190
HKBN Ltd.	51,500	72,182
HKT Trust & HKT Ltd.	87,400	115,149
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	1,202,000	444,150
Iliad SA	772	154,787
Infrastrutture Wireless Italiane SpA(c)	5,179	41,767
Inmarsat plc(a)	23,444	121,445
Koninklijke KPN NV	141,264	439,830
NetLink NBN Trust* (c)	7,600	4,649
Nippon Telegraph & Telephone Corp.	36,700	1,745,703
Orange SA	120,528	2,201,075
PCCW Ltd.	206,035	127,849
Proximus SADP	4,010	123,205
Singapore Telecommunications Ltd.	218,700	581,416
Spark New Zealand Ltd.	51,328	125,133
SpeedCast International Ltd.	191,484	854,241
Sunrise Communications Group AG* (c)	770	60,751
Swisscom AG (Registered)	648	312,250
TDC A/S*	46,080	375,416
Telecom Italia SpA* (a)	462,335	457,041

Investments	Shares	Value
Diversified Telecommunication Services – (continued)
Telecom Italia SpA (Retirement Savings Plan)	460,092	$396,345
Telefonica Deutschland Holding AG	38,677	185,096
Telefonica SA	266,733	2,717,676
Telekom Austria AG*	6,934	66,184
Telenor ASA	30,699	681,340
Telia Co. AB	162,972	804,887
Telstra Corp. Ltd.	254,421	610,718
TELUS Corp.	5,320	190,689
TPG Telecom Ltd.(a)	22,040	92,834
Vocus Group Ltd.* (a)	552,420	1,021,636
		19,589,738
Electric Utilities – 1.3%
Acciona SA	2,469	207,083
Alpiq Holding AG (Registered)*	1,295	98,116
AusNet Services	33,122	43,004
BKW AG	1,400	91,504
Chubu Electric Power Co., Inc.	31,700	496,394
Chugoku Electric Power Co., Inc. (The)	12,306	154,071
CK Infrastructure Holdings Ltd.	24,000	189,902
CLP Holdings Ltd.	69,500	721,721
Contact Energy Ltd.	20,140	76,346
Direct Energie	576	29,438
EDP – Energias de Portugal SA(a)	147,420	547,875
Electricite de France SA	18,711	263,367
Elia System Operator SA/NV	1,089	68,944
Emera, Inc.(a)	6,966	217,302
Endesa SA	16,605	388,604
Enel SpA	403,137	2,565,885
EVN AG	2,240	45,954
Fortis, Inc.	12,555	422,107
Fortum OYJ(a)	11,259	259,956
Genesis Energy Ltd.	13,435	21,299
HK Electric Investments & HK Electric Investments Ltd.(a) (c)	152,000	141,382
Hokkaido Electric Power Co., Inc.(a)	18,200	120,751
Hokuriku Electric Power Co.* (a)	15,000	153,119

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Iberdrola SA	201,746	$1,563,897
Infratil Ltd.	37,798	85,091
Kansai Electric Power Co., Inc. (The)	36,500	510,350
Kyushu Electric Power Co., Inc.	32,400	400,318
Mercury NZ Ltd.(a)	17,270	38,817
Okinawa Electric Power Co., Inc. (The)	41,372	1,259,025
Orsted A/S(c)	5,670	374,313
Power Assets Holdings Ltd.	37,000	275,558
Red Electrica Corp. SA	13,527	282,413
Romande Energie Holding SA (Registered)	76	89,060
Shikoku Electric Power Co., Inc.	8,600	109,322
Spark Infrastructure Group(a)	42,054	74,600
SSE plc	64,233	1,221,789
Terna Rete Elettrica Nazionale SpA	44,064	264,966
Tohoku Electric Power Co., Inc.	28,900	372,656
Tokyo Electric Power Co. Holdings, Inc.*	83,715	398,588
Trustpower Ltd.	25,928	103,767
Verbund AG	3,625	112,734
		14,861,388
Electrical Equipment – 1.0%
ABB Ltd. (Registered)	62,370	1,464,268
Ballard Power Systems, Inc.*	3,952	12,979
Daihen Corp.	101,000	786,402
Fagerhult AB	2,937	30,065
Fuji Electric Co. Ltd.	24,000	171,953
Fujikura Ltd.	12,500	85,675
Furukawa Electric Co. Ltd.	2,900	143,112
Futaba Corp.	3,400	70,439
GS Yuasa Corp.	6,000	32,351
Huber + Suhner AG (Registered)	867	49,836
Johnson Electric Holdings Ltd.	10,500	36,658
Legrand SA	8,100	631,224
Mabuchi Motor Co. Ltd.	2,000	100,891
Melrose Industries plc	65,705	206,337

Investments	Shares	Value
Electrical Equipment – (continued)
Mitsubishi Electric Corp.	66,400	$1,019,741
Nexans SA	2,204	116,607
Nidec Corp.	8,455	1,324,366
Nissin Electric Co. Ltd.	7,200	72,510
Nitto Kogyo Corp.	24,600	423,320
NKT A/S* (a)	2,736	81,770
Nordex SE*	57,753	664,279
OSRAM Licht AG	2,835	163,624
Philips Lighting NV(c)	7,290	222,308
Prysmian SpA	9,315	274,382
Sanyo Denki Co. Ltd.	3,100	268,567
Schneider Electric SE*	15,066	1,370,302
SGL Carbon SE*	4,984	67,262
Siemens Gamesa Renewable Energy SA	12,956	223,296
Sinfonia Technology Co. Ltd.	162,000	574,421
Somfy SA	275	27,378
TKH Group NV, CVA	2,194	138,901
Ushio, Inc.	5,900	83,250
Vestas Wind Systems A/S	5,670	367,969
		11,306,443
Electronic Equipment, Instruments & Components – 1.6%
Alps Electric Co. Ltd.	9,500	210,793
ALSO Holding AG (Registered)*	1,701	211,014
Amano Corp.	2,600	64,652
Anritsu Corp.	6,200	81,590
Azbil Corp.	1,500	69,911
Barco NV	440	56,988
Canon Electronics, Inc.	13,200	307,246
Celestica, Inc.*	99,539	1,147,616
Citizen Watch Co. Ltd.	10,300	77,185
Comet Holding AG (Registered)*	196	25,819
CONEXIO Corp.	18,300	406,890
Datalogic SpA	535	17,129
Dexerials Corp.	5,600	52,763
Electrocomponents plc	24,459	205,164
Enplas Corp.(a)	8,100	234,284
Evertz Technologies Ltd.	1,712	23,691
FIH Mobile Ltd.	76,000	13,073
Fingerprint Cards AB, Class B*	242,726	210,577

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
FIT Hon Teng Ltd.(c)	76,000	$29,535
Halma plc	17,253	290,627
Hamamatsu Photonics KK	3,400	131,122
Hexagon AB, Class B	7,614	442,401
Hirose Electric Co. Ltd.	782	110,198
Hitachi High-Technologies Corp.	1,700	79,388
Hitachi Ltd.	236,000	1,728,833
Hochiki Corp.	9,000	180,781
Horiba Ltd.	300	21,851
Hosiden Corp.(a)	2,700	32,373
Inficon Holding AG (Registered)*	110	66,229
Ingenico Group SA	1,766	154,478
Iriso Electronics Co. Ltd.	1,200	76,107
Japan Aviation Electronics Industry Ltd.	2,044	34,968
Japan Display, Inc.* (a)	35,400	46,909
Jenoptik AG	2,585	94,321
Kaga Electronics Co. Ltd.	18,600	460,304
Keyence Corp.	2,700	1,652,447
Kyocera Corp.	11,700	748,244
Laird plc	426,141	1,155,695
Landis+Gyr Group AG*	988	74,756
LEM Holding SA (Registered)	27	42,768
Macnica Fuji Electronics Holdings, Inc.	32,400	556,359
Murata Manufacturing Co. Ltd.	6,400	810,053
Mycronic AB(a)	4,702	54,318
Nichicon Corp.	5,100	57,746
Nippon Ceramic Co. Ltd.	900	23,934
Nippon Chemi-Con Corp.	16,200	376,779
Nippon Electric Glass Co. Ltd.	2,600	74,965
Nippon Signal Co. Ltd.	17,700	168,063
Nissha Co. Ltd.(a)	1,800	42,555
Nohmi Bosai Ltd.	26,300	566,258
Oki Electric Industry Co. Ltd.(a)	74,900	1,013,041
Omron Corp.	8,400	455,984
Optex Group Co. Ltd.	1,000	30,112
Renishaw plc	1,617	105,034
Ryosan Co. Ltd.	1,400	52,200

Investments	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Shimadzu Corp.	7,000	$190,377
Siix Corp.	2,028	40,792
Smart Metering Systems plc	2,964	32,456
Spectris plc	3,070	113,746
Taiyo Yuden Co. Ltd.	2,500	44,528
TDK Corp.	4,300	371,350
Topcon Corp.(a)	2,200	43,829
Truly International Holdings Ltd.	1,272,000	291,734
V Technology Co. Ltd.	100	26,155
Venture Corp. Ltd.	18,300	289,555
Yaskawa Electric Corp.	6,400	261,439
Yokogawa Electric Corp.	8,000	176,486
		17,340,568
Energy Equipment & Services – 0.8%
Aker Solutions ASA* (c)	7,535	51,299
BW Offshore Ltd.*	89,829	492,254
CES Energy Solutions Corp.	31,144	152,811
Enerflex Ltd.	3,305	40,450
Ensign Energy Services, Inc.(a)	92,221	442,419
Hunting plc*	21,556	237,818
John Wood Group plc(a)	38,718	303,224
Modec, Inc.	16,200	430,372
Mullen Group Ltd.(a)	7,372	83,671
Ocean Yield ASA	7,224	62,401
Odfjell Drilling Ltd.*	40,528	180,859
Pason Systems, Inc.	2,356	32,989
Petrofac Ltd.	235,872	1,960,965
Petroleum Geo-Services ASA* (a)	274,185	1,186,261
Precision Drilling Corp.*	26,504	94,690
Saipem SpA*	22,351	85,712
SBM Offshore NV	9,020	151,809
Schoeller-Bleckmann Oilfield Equipment AG*	202	25,113
ShawCor Ltd.	4,484	86,885
Subsea 7 SA	10,602	149,149
TechnipFMC plc	17,091	563,319
Tecnicas Reunidas SA(a)	29,048	938,813
Tenaris SA	11,856	223,031
TGS NOPEC Geophysical Co. ASA	1,140	36,173

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Trican Well Service Ltd.*	20,748	$55,352
Vallourec SA* (a)	23,467	141,764
WorleyParsons Ltd.(a)	15,647	192,049
		8,401,652
Equity Real Estate Investment Trusts (REITs) – 2.7%
Abacus Property Group	269,244	735,725
Activia Properties, Inc.	15	66,484
Advance Residence Investment Corp.	41	105,624
Aedifica SA	1,145	104,031
AEON REIT Investment Corp.	29	30,080
ALE Property Group(a)	9,405	37,343
Allied Properties REIT	622	20,126
alstria office REIT-AG	6,756	101,706
Altarea SCA	118	30,082
Argosy Property Ltd.	64,665	46,246
Artis REIT(a)	56,900	594,322
Ascendas REIT	121,500	245,010
Ascott Residence Trust	55,364	47,668
Assura plc	60,733	49,856
Aventus Retail Property Fund Ltd.(a)	185,435	300,948
Befimmo SA	19,440	1,263,623
Beni Stabili SpA SIIQ	174,762	165,645
Big Yellow Group plc	17,823	226,215
British Land Co. plc (The)	37,341	345,826
BWP Trust(a)	44,067	104,116
Canadian Apartment Properties REIT	5,068	146,432
Canadian REIT	3,144	123,852
CapitaLand Commercial Trust	22,800	31,340
CapitaLand Mall Trust	35,200	55,829
CapitaLand Retail China Trust	95,662	113,432
CDL Hospitality Trusts	36,800	49,472
Champion REIT	51,000	36,130
Charter Hall Group	13,598	60,560
Charter Hall Long Wale REIT(a)	142,479	439,881
Charter Hall Retail REIT	302,859	903,022
Choice Properties REIT(a)	4,225	37,671
Cofinimmo SA	456	60,603

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
Comforia Residential REIT, Inc.	34	$77,958
Cominar REIT	11,020	107,711
Crombie REIT	1,400	13,575
Cromwell Property Group(a)	1,219,618	998,882
CT REIT	3,332	34,049
Daiwa House REIT Investment Corp.	42	100,178
Derwent London plc	3,404	149,563
Dexus	44,388	317,975
Dream Global REIT	86,427	922,958
Dream Office REIT	7,025	130,313
Eurocommercial Properties NV, CVA	3,593	150,635
Far East Hospitality Trust	53,300	27,172
First REIT	26,713	27,640
Folkestone Education Trust	14,718	31,774
Fonciere Des Regions	1,855	207,648
Frasers Centrepoint Trust	25,000	42,294
Frasers Commercial Trust	23,000	24,319
Frasers Hospitality Trust	39,200	22,205
Frasers Logistics & Industrial Trust(c)	113,800	90,246
Frontier Real Estate Investment Corp.	6	24,729
Gecina SA	2,217	384,644
Global One Real Estate Investment Corp.	48	48,077
GLP J-Reit	63	67,649
Goodman Group	48,600	332,739
Goodman Property Trust	19,085	18,356
GPT Group (The)	54,837	200,346
Granite REIT	3,482	137,194
Great Portland Estates plc	10,614	101,952
Green REIT plc	63,113	115,752
Growthpoint Properties Australia Ltd.	15,352	39,864
H&R REIT	11,108	178,671
Hamborner REIT AG	6,058	68,216
Hammerson plc	39,204	296,447
Hankyu Reit, Inc.	26	33,194
Hansteen Holdings plc	41,597	76,086
Heiwa Real Estate REIT, Inc.	73	69,848
Hibernia REIT plc	148,716	266,643

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Hispania Activos Inmobiliarios SOCIMI SA	5,003	$106,385
Hoshino Resorts REIT, Inc.(a)	8	39,333
Hulic Reit, Inc.	23	35,501
ICADE*	2,599	258,588
Ichigo Office REIT Investment	1,322	982,212
Immobiliare Grande Distribuzione SIIQ SpA(a)	36,969	346,742
Inmobiliaria Colonial Socimi SA(a)	9,408	109,575
Intu Properties plc	4,277	11,505
Invesco Office J-Reit, Inc.(a)	5,832	736,561
Investa Office Fund	15,730	52,126
Invincible Investment Corp.	121	54,073
Japan Hotel REIT Investment Corp.	77	58,265
Japan Logistics Fund, Inc.	19	38,495
Japan Prime Realty Investment Corp.	25	90,701
Japan Real Estate Investment Corp.	33	171,295
Japan Rental Housing Investments, Inc.	26	20,244
Japan Retail Fund Investment Corp.	133	249,166
Kenedix Office Investment Corp.	9	55,271
Kenedix Residential Next Investment Corp.	34	50,087
Kenedix Retail REIT Corp.	21	44,447
Keppel DC REIT	139,440	150,598
Keppel REIT	40,233	37,679
Killam Apartment REIT	42,039	465,005
Kiwi Property Group Ltd.	25,924	25,024
Klepierre SA(a)	6,561	268,884
Land Securities Group plc	34,992	476,372
Lar Espana Real Estate Socimi SA	3,116	35,389
LaSalle Logiport REIT	58	59,524
Link REIT	60,301	534,762
Lippo Malls Indonesia Retail Trust	383,400	94,109
LondonMetric Property plc	38,352	100,524

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
Manulife US REIT(c)	15,200	$14,440
Mapletree Commercial Trust	32,090	39,263
Mapletree Greater China Commercial Trust(c)	49,500	44,489
Mapletree Industrial Trust	32,742	50,199
Mapletree Logistics Trust(a)	72,123	69,179
MCUBS MidCity Investment Corp.	100	75,394
Mercialys SA	3,572	68,404
Merlin Properties Socimi SA	20,088	310,660
Mirvac Group	198,774	336,100
Morguard REIT	22,518	233,796
Mori Hills REIT Investment Corp.(a)	13	16,692
National Storage REIT	441,855	533,655
NewRiver REIT plc(a)	241,457	964,455
Nippon Accommodations Fund, Inc.	8	35,787
Nippon Building Fund, Inc.	40	224,812
Nippon Prologis REIT, Inc.	41	86,290
NIPPON REIT Investment Corp.	33	100,274
Nomura Real Estate Master Fund, Inc.	78	108,847
Northview Apartment REIT	19,764	393,291
NorthWest Healthcare Properties REIT	42,120	367,989
Orix JREIT, Inc.	134	204,138
OUE Hospitality Trust	60,500	38,382
Parkway Life REIT	12,500	26,340
Precinct Properties New Zealand Ltd.	22,735	20,504
Premier Investment Corp.	90	88,088
Primary Health Properties plc	44,187	68,651
Property for Industry Ltd.	51,499	59,872
Pure Industrial Real Estate Trust	122,775	773,838
RDI REIT plc	758,566	387,625
Regal REIT	762,000	235,933
Reit 1 Ltd.	139,725	561,945
Retail Estates NV	666	58,579
RioCan REIT	10,031	182,709
Safestore Holdings plc	12,195	92,046
Scentre Group	132,840	404,105
Secure Income REIT plc	6,740	36,112

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Segro plc	46,170	$410,933
Sekisui House Reit, Inc.	137	88,105
Shaftesbury plc	15,160	211,103
Shopping Centres Australasia Property Group(a)	33,990	61,064
SmartCentres REIT	7,068	158,788
SPH REIT	44,800	33,497
Stockland	91,611	286,292
Sunlight REIT	55,000	37,282
Suntec REIT(a)	3,000	4,441
Terreis(a)	968	49,471
Tokyu REIT, Inc.(a)	40	53,809
Tritax Big Box REIT plc	105,902	218,504
Unibail-Rodamco SE	3,321	798,073
UNITE Group plc (The)	9,133	104,849
United Urban Investment Corp.	84	128,812
Vicinity Centres	141,912	261,378
Vital Healthcare Property Trust	43,976	64,295
Warehouses De Pauw CVA, CVA	824	101,547
Wereldhave NV	31,616	1,272,008
Westfield Corp.	73,224	508,513
Workspace Group plc	8,939	136,542
		30,677,033
Food & Staples Retailing – 1.5%
Aeon Co. Ltd.	33,813	675,951
Ain Holdings, Inc.	600	40,027
Alimentation Couche-Tard, Inc., Class B	13,851	599,765
Arcs Co. Ltd.	43,418	1,187,175
Axfood AB	3,184	59,343
Axial Retailing, Inc.	1,100	44,834
Belc Co. Ltd.	800	43,062
Carrefour SA	27,505	566,099
Casino Guichard Perrachon SA(a)	2,660	138,065
Cawachi Ltd.	8,900	207,240
cocokara fine, Inc.(a)	3,500	253,644
Colruyt SA	1,990	112,234
Cosmos Pharmaceutical Corp.	300	67,471
Create SD Holdings Co. Ltd.	2,000	57,939

Investments	Shares	Value
Food & Staples Retailing – (continued)
Daikokutenbussan Co. Ltd.	400	$20,653
Dairy Farm International Holdings Ltd.	7,600	63,992
Distribuidora Internacional de Alimentacion SA	3,628	16,876
Empire Co. Ltd., Class A	3,448	66,784
FamilyMart UNY Holdings Co. Ltd.(a)	2,737	265,884
Genky DrugStores Co. Ltd.* (a)	7,600	297,610
George Weston Ltd.	1,087	89,193
Heiwado Co. Ltd.	1,200	28,622
ICA Gruppen AB(a)	1,931	60,185
Inageya Co. Ltd.	2,398	39,753
Itochu-Shokuhin Co. Ltd.	400	22,298
J Sainsbury plc	113,319	482,287
Jean Coutu Group PJC, Inc. (The), Class A	4,943	94,815
Jeronimo Martins SGPS SA	6,414	112,676
Kato Sangyo Co. Ltd.	9,600	353,996
Kesko OYJ, Class A	562	32,049
Kesko OYJ, Class B	2,318	136,390
Kobe Bussan Co. Ltd.	400	19,411
Koninklijke Ahold Delhaize NV	71,523	1,728,714
Kusuri no Aoki Holdings Co. Ltd.	600	41,179
Lawson, Inc.	1,200	79,287
Life Corp.	700	17,490
Loblaw Cos. Ltd.	5,994	305,323
Madison Holdings Group Ltd.*	44,000	9,755
MARR SpA	1,155	34,915
Matsumotokiyoshi Holdings Co. Ltd.	3,600	160,713
Metcash Ltd.(a)	130,410	354,384
METRO AG	11,178	162,266
Metro, Inc.	6,232	198,051
Ministop Co. Ltd.	1,000	20,754
Nihon Chouzai Co. Ltd.	4,400	136,916
North West Co., Inc. (The)	5,684	122,419
Olam International Ltd.	35,100	60,442
Qol Co. Ltd.	1,500	30,816
Rallye SA(a)	24,867	388,773

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,103	$233,599
Seven & i Holdings Co. Ltd.	24,600	1,080,219
Sheng Siong Group Ltd.	51,500	39,674
Shufersal Ltd.	3,578	20,595
Sligro Food Group NV	1,155	59,936
Sogo Medical Co. Ltd.	2,000	46,717
Sonae SGPS SA	76,391	104,109
Sugi Holdings Co. Ltd.	800	46,644
Sundrug Co. Ltd.	1,600	82,321
Tesco plc	329,505	1,070,617
Tsuruha Holdings, Inc.	900	129,376
United Super Markets Holdings, Inc.	2,000	26,283
Valor Holdings Co. Ltd.	42,800	1,194,919
Welcia Holdings Co. Ltd.	1,800	92,611
Wesfarmers Ltd.	29,565	976,821
Wm Morrison Supermarkets plc	110,565	370,209
Woolworths Group Ltd.	39,690	834,686
Yaoko Co. Ltd.	1,800	100,014
Yokohama Reito Co. Ltd.(a)	51,400	521,398
Zur Rose Group AG*	304	35,808
		17,175,076
Food Products – 2.5%
a2 Milk Co. Ltd.*	45,810	392,174
AAK AB	834	73,928
Agrana Beteiligungs AG	2,754	322,756
Ajinomoto Co., Inc.	14,200	260,317
Ariake Japan Co. Ltd.(a)	800	68,723
Aryzta AG* (a)	1,844	39,156
Associated British Foods plc	11,826	440,442
Austevoll Seafood ASA	8,913	107,698
Bakkafrost P/F	2,188	125,909
Barry Callebaut AG (Registered)	38	68,599
Bega Cheese Ltd.(a)	7,095	38,079
Bell Food Group AG (Registered)	972	382,948
Bonduelle SCA	13,296	592,770

Investments	Shares	Value
Food Products – (continued)
Bourbon Corp.	16,200	$430,816
Bumitama Agri Ltd.	282,300	153,511
Calbee, Inc.	3,200	107,910
Chocoladefabriken Lindt & Spruengli AG*	43	277,139
Chocoladefabriken Lindt & Spruengli AG (Registered)*	5	380,847
Cloetta AB, Class B	13,724	49,320
Costa Group Holdings Ltd.	13,860	75,956
CP Pokphand Co. Ltd.	317,384	28,712
Cranswick plc	2,274	91,269
Dairy Crest Group plc(a)	7,396	55,264
Danone SA(a)	19,602	1,588,902
DyDo Group Holdings, Inc.	500	31,117
Ebro Foods SA	4,297	103,833
Emmi AG (Registered)*	41	33,259
Ezaki Glico Co. Ltd.	1,300	70,212
ForFarmers NV	16,966	238,600
Freedom Foods Group Ltd.	4,139	18,090
Fuji Oil Holdings, Inc.	3,400	109,216
Fujicco Co. Ltd.	2,000	46,059
Fujiya Co. Ltd.	400	9,961
Glanbia plc	2,193	37,094
Golden Agri-Resources Ltd.(a)	219,400	57,168
GrainCorp Ltd., Class A(a)	23,230	155,888
Greencore Group plc	630,990	1,379,687
Grieg Seafood ASA	51,840	558,126
House Foods Group, Inc.	2,400	84,551
Inghams Group Ltd.(a)	168,723	477,602
Itoham Yonekyu Holdings, Inc.	6,500	59,104
Japfa Ltd.	344,200	124,781
Kagome Co. Ltd.	900	32,447
Kameda Seika Co. Ltd.	900	44,332
Kerry Group plc, Class A	5,184	529,250
Kewpie Corp.	2,600	60,613
Kikkoman Corp.	4,000	173,452
Kotobuki Spirits Co. Ltd.	1,000	47,613
KWS Saat SE	60	21,711
LDC SA	2,916	512,613
Leroy Seafood Group ASA	18,318	134,862
Lotus Bakeries	13	36,911
Maple Leaf Foods, Inc.	1,870	45,147
Marine Harvest ASA	15,941	347,530

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Marudai Food Co. Ltd.	112,000	$551,684
Maruha Nichiro Corp.	4,400	148,175
Megmilk Snow Brand Co. Ltd.	1,014	30,534
MEIJI Holdings Co. Ltd.	4,100	328,974
Mitsui Sugar Co. Ltd.	3,800	152,104
Morinaga & Co. Ltd.	1,100	53,580
Morinaga Milk Industry Co. Ltd.	1,200	52,803
Naturex*	590	95,805
Nestle SA (Registered)	98,172	7,634,388
NH Foods Ltd.	4,000	174,914
Nichirei Corp.	3,500	101,234
Nippon Flour Mills Co. Ltd.	64,400	1,051,705
Nippon Suisan Kaisha Ltd.	19,700	106,939
Nisshin Oillio Group Ltd. (The)	1,400	40,302
Nisshin Seifun Group, Inc.	7,090	155,050
Nissin Foods Holdings Co. Ltd.	1,500	110,350
Norway Royal Salmon ASA	10,652	252,900
Origin Enterprises plc	18,224	117,577
Orkla ASA	19,304	179,134
Premium Brands Holdings Corp.	1,100	103,492
Prima Meat Packers Ltd.	28,000	171,186
PureCircle Ltd.*	1,672	8,843
Riken Vitamin Co. Ltd.	800	30,121
S Foods, Inc.	4,500	189,376
S&B Foods, Inc.	3,900	384,208
Sakata Seed Corp.	2,800	102,737
Salmar ASA	3,732	174,695
Saputo, Inc.	8,262	268,300
Savencia SA	3,726	386,250
Schouw & Co. A/S	1,156	114,069
Showa Sangyo Co. Ltd.	7,000	185,131
Strauss Group Ltd.	952	19,641
Suedzucker AG	5,733	95,518
Synlait Milk Ltd.*	46,793	329,703
Tassal Group Ltd.(a)	117,957	345,475
Tate & Lyle plc	34,506	273,089
Toyo Suisan Kaisha Ltd.	2,800	110,286
Vilmorin & Cie SA	4,860	344,091
Viscofan SA	825	54,822

Investments	Shares	Value
Food Products – (continued)
Vitasoy International Holdings Ltd.	16,000	$42,506
Wessanen	3,410	69,009
WH Group Ltd.(c)	414,500	432,549
Wilmar International Ltd.	129,600	319,094
Yakult Honsha Co. Ltd.	4,300	306,511
Yamazaki Baking Co. Ltd.	2,900	63,552
		27,996,380
Gas Utilities – 0.3%
APA Group	31,143	196,294
Beijing Gas Blue Sky Holdings Ltd.*	608,000	39,509
Gas Natural SDG SA	21,222	536,141
Hong Kong & China Gas Co. Ltd.	228,470	478,584
Italgas SpA	22,372	145,042
Nippon Gas Co. Ltd.	2,000	98,698
Osaka Gas Co. Ltd.	3,600	77,445
Rubis SCA	4,212	328,237
Saibu Gas Co. Ltd.	3,300	89,146
Shizuoka Gas Co. Ltd.	67,000	606,169
Superior Plus Corp.	18,859	183,007
Toho Gas Co. Ltd.	2,000	60,681
Tokyo Gas Co. Ltd.	7,700	206,318
Valener, Inc.(a)	83	1,303
		3,046,574
Health Care Equipment & Supplies – 0.8%
Advanced Medical Solutions Group plc	4,180	18,164
Ambu A/S, Class B	8,875	206,668
Ansell Ltd.	6,098	120,048
Asahi Intecc Co. Ltd.	5,600	196,262
BioMerieux	825	65,388
Carl Zeiss Meditec AG	715	48,635
Cochlear Ltd.	1,232	180,471
Coloplast A/S, Class B	3,969	337,259
CYBERDYNE, Inc.* (a)	6,300	80,661
DiaSorin SpA	869	82,262
Draegerwerk AG & Co. KGaA	536	33,027
Draegerwerk AG & Co. KGaA (Preference)	876	64,773

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Eiken Chemical Co. Ltd.	1,600	$37,841
Elekta AB, Class B	6,069	69,041
Essilor International Cie Generale d’Optique SA	6,156	840,830
Fisher & Paykel Healthcare Corp. Ltd.	12,815	115,125
Fukuda Denshi Co. Ltd.	8,863	635,010
Getinge AB, Class B	8,992	83,986
GN Store Nord A/S	3,824	134,812
Guerbet	343	21,757
Hogy Medical Co. Ltd.	1,200	50,007
Hoya Corp.	10,900	583,923
Ion Beam Applications(a)	1,849	37,955
Koninklijke Philips NV	30,294	1,288,729
LivaNova plc* (a)	1,200	106,536
Mani, Inc.	1,300	52,867
Mazor Robotics Ltd.*	2,094	56,920
Menicon Co. Ltd.	1,600	41,877
Nagaileben Co. Ltd.	1,500	39,712
Nakanishi, Inc.	5,100	106,544
Nanosonics Ltd.* (a)	26,752	48,667
Nihon Kohden Corp.	2,300	65,894
Nikkiso Co. Ltd.	65,900	750,992
Nipro Corp.(a)	5,200	75,036
Olympus Corp.	9,200	343,450
Paramount Bed Holdings Co. Ltd.	800	39,772
Sartorius AG (Preference)	1,400	216,171
Sartorius Stedim Biotech	770	72,006
Sectra AB, Class B*	1,654	36,739
Smith & Nephew plc	26,649	512,402
Sonova Holding AG (Registered)	1,539	255,282
Straumann Holding AG (Registered)	219	149,886
Sysmex Corp.	4,200	371,542
Terumo Corp.	9,600	543,934
William Demant Holding A/S*	2,796	109,362
		9,328,225

Investments	Shares	Value
Health Care Providers & Services – 0.7%
Alfresa Holdings Corp.	12,300	$271,572
Ambea AB* (c)	5,396	39,870
Amplifon SpA	3,837	71,856
As One Corp.	700	47,594
Attendo AB(c)	3,465	35,292
Australian Pharmaceutical Industries Ltd.(a)	373,815	382,346
BML, Inc.	3,300	83,627
Capio AB(c)	88,064	398,872
Chartwell Retirement Residences	5,794	66,936
CVS Group plc	1,796	24,391
EBOS Group Ltd.	1,980	24,805
Extendicare, Inc.(a)	11,030	71,672
Fagron	8,568	148,032
Fresenius Medical Care AG & Co. KGaA	7,290	742,319
Fresenius SE & Co. KGaA	14,175	1,084,776
Healthscope Ltd.	71,257	130,706
Japan Lifeline Co. Ltd.(a)	3,000	88,554
Lifco AB, Class B	1,352	49,329
Mediclinic International plc	18,944	175,081
Medipal Holdings Corp.	7,100	152,544
Metlifecare Ltd.	155,277	632,379
Miraca Holdings, Inc.	1,300	50,729
NichiiGakkan Co. Ltd.	9,200	95,090
NMC Health plc	1,466	72,045
Orpea	1,116	143,397
Primary Health Care Ltd.(a)	293,382	843,760
Raffles Medical Group Ltd.(a)	67,643	58,751
Ramsay Health Care Ltd.	4,212	205,677
Regis Healthcare Ltd.(a)	21,356	61,742
RHOEN-KLINIKUM AG	2,259	73,965
Ryman Healthcare Ltd.	13,156	98,259
Ship Healthcare Holdings, Inc.	3,300	114,750
Sigma Healthcare Ltd.(a)	984,393	575,878
Sonic Healthcare Ltd.	10,375	184,982
Spire Healthcare Group plc(c)	23,923	75,127
Summerset Group Holdings Ltd.	11,425	55,545
Suzuken Co. Ltd.	3,380	145,486
Toho Holdings Co. Ltd.(a)	4,200	102,711
Town Health International Medical Group Ltd.(b)	398,000	34,991

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
UDG Healthcare plc	17,005	$214,310
		7,929,748
Health Care Technology – 0.1%
AGFA-Gevaert NV*	120,687	432,193
CompuGroup Medical SE	624	32,599
M3, Inc.	5,000	189,399
RaySearch Laboratories AB*	2,290	34,286
		688,477
Hotels, Restaurants & Leisure – 1.8%
Accor SA	8,262	467,863
Aeon Fantasy Co. Ltd.	500	26,319
Ainsworth Game Technology Ltd.(a)	72,712	104,833
Arcland Service Holdings Co. Ltd.	1,400	29,964
Ardent Leisure Group	43,861	62,575
Aristocrat Leisure Ltd.	17,901	362,407
Atom Corp.	5,800	52,421
Autogrill SpA	6,257	80,133
Basic-Fit NV* (a) (c)	3,008	90,675
Betsson AB*	14,516	103,736
Carnival plc	6,561	426,988
Cherry AB, Class B* (a)	5,700	46,419
Colowide Co. Ltd.	3,500	89,047
Compass Group plc	45,117	969,414
Corporate Travel Management Ltd.(a)	3,366	63,216
Create Restaurants Holdings, Inc.	2,200	27,805
Crown Resorts Ltd.	11,661	114,078
Dalata Hotel Group plc*	16,255	129,619
Domino’s Pizza Enterprises Ltd.	1,454	46,284
Domino’s Pizza Group plc	41,025	205,285
Doutor Nichires Holdings Co. Ltd.	2,700	56,455
EI Group plc*	432,702	767,625
Evolution Gaming Group AB(a) (c)	1,265	79,867
Flight Centre Travel Group Ltd.(a)	3,119	131,610

Investments	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Fuji Kyuko Co. Ltd.	1,000	$27,827
Galaxy Entertainment Group Ltd.	67,000	592,463
Genting Singapore plc	144,000	127,246
GL Ltd.	310,200	189,768
Great Canadian Gaming Corp.*	2,860	81,743
Greene King plc(a)	278,559	2,098,693
GVC Holdings plc	26,534	326,178
Hiday Hidaka Corp.	1,992	51,973
HIS Co. Ltd.	800	29,280
Ichibanya Co. Ltd.	1,000	41,718
InterContinental Hotels Group plc	6,987	441,624
J D Wetherspoon plc	3,795	60,843
Kindred Group plc, SDR	4,675	60,663
Kisoji Co. Ltd.	1,700	44,106
KOMEDA Holdings Co. Ltd.	1,200	24,181
Kyoritsu Maintenance Co. Ltd.	1,600	75,595
LeoVegas AB(c)	988	9,696
Macau Legend Development Ltd.*	456,000	72,628
Mandarin Oriental International Ltd.	8,000	19,200
Mantra Group Ltd.	82,620	246,345
Marston’s plc	507,037	753,538
McDonald’s Holdings Co. Japan Ltd.	1,100	51,469
Melco International Development Ltd.	21,000	78,533
Melia Hotels International SA	6,157	91,796
Merlin Entertainments plc(c)	5,832	29,544
Millennium & Copthorne Hotels plc	6,688	52,507
Mitchells & Butlers plc(a)	195,571	759,623
MOS Food Services, Inc.	2,100	63,619
MTY Food Group, Inc.	760	27,330
NagaCorp Ltd.	406,000	424,196
NH Hotel Group SA	12,299	95,102
Ohsho Food Service Corp.	1,504	75,595
Oriental Land Co. Ltd.	8,100	807,964
Paddy Power Betfair plc	2,685	265,530
Pandox AB	5,709	96,641

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Parques Reunidos Servicios Centrales SAU(c)	7,480	$123,089
Playtech plc	9,506	106,133
Plenus Co. Ltd.	1,000	17,245
Rank Group plc	179,577	432,846
Resorttrust, Inc.	1,800	37,406
Restaurant Brands International, Inc.	4,318	235,344
Restaurant Brands International, Inc.*	3,458	188,471
Restaurant Brands New Zealand Ltd.	6,220	31,467
Retail Food Group Ltd.(a)	111,474	77,414
Rezidor Hotel Group AB*	48,502	139,798
Ringer Hut Co. Ltd.	1,700	41,325
Round One Corp.	2,700	39,282
Royal Holdings Co. Ltd.	1,600	43,529
Saizeriya Co. Ltd.	1,300	30,093
Sands China Ltd.	70,000	408,053
Scandic Hotels Group AB(c)	54,308	536,061
Shangri-La Asia Ltd.	32,000	62,873
SJM Holdings Ltd.	76,000	76,695
SkiStar AB(a)	1,414	29,273
Skylark Co. Ltd.	3,700	54,439
Sodexo SA	2,916	289,247
SSP Group plc	28,935	259,925
St Marc Holdings Co. Ltd.	1,400	39,662
Star Entertainment Grp Ltd. (The)	22,034	87,819
Tabcorp Holdings Ltd.(a)	90,963	300,746
Thomas Cook Group plc	573,399	976,157
Tokyo Dome Corp.	88,000	855,673
Toridoll Holdings Corp.	1,600	53,735
Tosho Co. Ltd.	800	29,427
TUI AG, DI	27,483	622,883
Whitbread plc	6,156	362,985
William Hill plc	46,948	189,336
Wynn Macau Ltd.	18,000	67,314
Yoshinoya Holdings Co. Ltd.	4,900	91,037
Zensho Holdings Co. Ltd.	3,600	83,827
		19,850,004

Investments	Shares	Value
Household Durables – 1.8%
Alpine Electronics, Inc.	3,600	$68,299
Barratt Developments plc	52,650	404,648
Bellway plc	6,885	314,458
Berkeley Group Holdings plc	7,128	399,779
Bonava AB, Class B	9,123	111,129
Bovis Homes Group plc	106,779	1,817,075
Breville Group Ltd.	3,137	26,971
Cairn Homes plc*	33,544	72,788
Casio Computer Co. Ltd.(a)	10,000	149,235
Clarion Co. Ltd.	94,000	264,583
Countryside Properties plc(c)	326,430	1,614,993
Crest Nicholson Holdings plc	201,703	1,352,962
De’ Longhi SpA	1,687	50,548
Dorel Industries, Inc., Class B	16,933	366,544
Duni AB	3,648	49,653
Ekornes ASA	22,194	308,623
Electra Consumer Products 1970 Ltd.	8,196	118,433
Electrolux AB, Series B	6,308	166,881
Fiskars OYJ Abp	1,716	42,709
Foster Electric Co. Ltd.	21,437	504,066
Fujitsu General Ltd.(a)	2,000	32,716
Haseko Corp.	18,900	297,944
Hunter Douglas NV	76	5,803
Husqvarna AB, Class B	10,285	99,333
Iida Group Holdings Co. Ltd.	15,400	301,315
JM AB(a)	6,216	123,637
Kaufman & Broad SA	11,097	585,367
Lisi Group Holdings Ltd.*	152,000	23,241
Man Wah Holdings Ltd.(a)	29,600	22,026
McCarthy & Stone plc(c)	479,763	894,725
Nagawa Co. Ltd.	500	21,407
Neinor Homes SA* (c)	3,724	72,259
Nikon Corp.	16,600	289,448
Nobia AB(a)	130,086	1,028,130
Panasonic Corp.	81,200	1,211,043
Persimmon plc	14,823	554,307
Pioneer Corp.* (a)	53,600	83,762
Pressance Corp.	21,200	324,515
Redrow plc	26,536	229,347
Rinnai Corp.	900	89,568
Sangetsu Corp.	2,256	46,615
SEB SA	744	142,835

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Sekisui Chemical Co. Ltd.	20,300	$359,899
Sekisui House Ltd.	35,800	655,802
Sharp Corp.(a)	4,600	135,152
Sony Corp.	40,500	1,998,629
Starts Corp., Inc.	5,200	143,751
Steinhoff International Holdings NV* (a)	174,420	26,300
Sumitomo Forestry Co. Ltd.	8,000	132,840
Tamron Co. Ltd.	6,800	138,082
Taylor Wimpey plc	172,206	454,808
Techtronic Industries Co. Ltd.	51,500	304,476
Token Corp.	1,710	163,616
TomTom NV*	12,278	121,433
Zojirushi Corp.(a)	38,900	523,288
		19,841,796
Household Products – 0.4%
Earth Corp.	600	31,528
Essity AB, Class B	20,574	524,763
Henkel AG & Co. KGaA	3,159	376,900
Henkel AG & Co. KGaA (Preference)	6,156	783,931
Lion Corp.	7,900	170,526
Pigeon Corp.	2,400	112,515
PZ Cussons plc	29,564	100,253
Reckitt Benckiser Group plc	19,639	1,542,378
Unicharm Corp.	17,000	477,725
		4,120,519
Independent Power and Renewable Electricity Producers – 0.2%
Algonquin Power & Utilities Corp.(a)	13,354	130,212
Boralex, Inc., Class A	2,035	36,431
Capital Power Corp.	471	8,957
Drax Group plc	26,399	114,900
EDP Renovaveis SA	6,490	62,416
Electric Power Development Co. Ltd.	8,300	225,884
ERG SpA	2,090	50,250
GCL New Energy Holdings Ltd.* (a)	6,480,000	363,291

Investments	Shares	Value
Independent Power and Renewable Electricity Producers – (continued)
Infigen Energy*	127,984	$66,660
Innergex Renewable Energy, Inc.	12,871	135,944
Meridian Energy Ltd.	28,875	59,815
Northland Power, Inc.	2,116	38,212
Saeta Yield SA	2,970	44,209
Scatec Solar ASA(a) (c)	988	6,167
TransAlta Corp.	4,615	24,336
Uniper SE	11,340	351,704
		1,719,388
Industrial Conglomerates – 1.0%
CIR-Compagnie Industriali Riunite SpA	218,457	287,694
CK Hutchison Holdings Ltd.	141,856	1,682,769
Daetwyler Holding AG	334	64,107
DCC plc	2,754	265,526
Hopewell Holdings Ltd.	8,000	28,490
Indus Holding AG	990	71,049
Italmobiliare SpA	360	9,765
Jardine Matheson Holdings Ltd.	16,300	989,899
Jardine Strategic Holdings Ltd.	9,000	342,000
Keppel Corp. Ltd.	30,500	188,660
Nisshinbo Holdings, Inc.	11,200	158,340
Nolato AB, Class B	710	53,597
NWS Holdings Ltd.	53,401	105,601
Rheinmetall AG	1,789	234,844
Seibu Holdings, Inc.	2,000	33,795
Sembcorp Industries Ltd.	73,900	171,348
Shun Tak Holdings Ltd.	1,404,000	581,404
Siemens AG (Registered)	25,353	3,235,911
Smiths Group plc	16,929	372,492
TOKAI Holdings Corp.	102,395	1,040,560
Toshiba Corp.*	324,000	867,553
		10,785,404
Insurance – 5.0%
Admiral Group plc	6,163	169,178
Aegon NV	81,405	599,170
Ageas	10,611	569,858
AIA Group Ltd.	391,400	3,525,879
Allianz SE (Registered)	23,733	5,633,335

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
ASR Nederland NV	9,079	$429,556
Assicurazioni Generali SpA	71,928	1,454,763
AUB Group Ltd.	2,255	23,899
Aviva plc	219,672	1,600,570
AXA SA(a)	103,761	2,973,635
Baloise Holding AG (Registered)	2,592	412,929
Beazley plc	42,363	345,132
CBL Corp. Ltd.(b)	102,937	229,918
Clal Insurance Enterprises Holdings Ltd.*	18,711	294,246
CNP Assurances* (a)	7,687	197,265
Coface SA	65,956	838,318
Dai-ichi Life Holdings, Inc.	67,200	1,335,095
Direct Line Insurance Group plc	78,489	404,644
esure Group plc	8,588	26,685
Fairfax Financial Holdings Ltd.	1,539	853,362
Gjensidige Forsikring ASA	3,780	60,019
Great Eastern Holdings Ltd.	6,800	159,568
Great-West Lifeco, Inc.	15,633	417,425
Grupo Catalana Occidente SA	2,102	92,824
Hannover Rueck SE	3,159	445,028
Harel Insurance Investments & Financial Services Ltd.	19,063	138,870
Hastings Group Holdings plc(c)	11,496	43,702
Helvetia Holding AG (Registered)	253	150,921
Hiscox Ltd.	14,904	305,662
IDI Insurance Co. Ltd.	1,910	115,357
Industrial Alliance Insurance & Financial Services, Inc.	5,022	211,269
Insurance Australia Group Ltd.	63,990	381,593
Intact Financial Corp.	3,888	296,919
Japan Post Holdings Co. Ltd.	10,800	131,268
Japan Post Insurance Co. Ltd.(a)	7,600	186,970
Jardine Lloyd Thompson Group plc	3,135	52,766
Just Group plc	490,374	953,688
Lancashire Holdings Ltd.(a)	33,534	275,281

Investments	Shares	Value
Insurance – (continued)
Legal & General Group plc	262,440	$975,974
Manulife Financial Corp.	106,191	2,007,105
Mapfre SA	6,728	23,443
Medibank Pvt Ltd.	91,044	201,363
Menora Mivtachim Holdings Ltd.	8,171	91,705
Migdal Insurance & Financial Holding Ltd.*	180,880	177,617
MS&AD Insurance Group Holdings, Inc.	21,400	718,125
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,343	1,914,698
nib holdings Ltd.(a)	19,811	83,296
NN Group NV	19,197	920,563
Old Mutual plc	272,160	943,147
Phoenix Group Holdings	30,780	333,647
Phoenix Holdings Ltd. (The)*	21,712	111,520
Poste Italiane SpA(c)	2,720	26,639
Power Corp. of Canada	18,549	441,460
Power Financial Corp.	12,555	326,227
Prudential plc	141,750	3,659,762
QBE Insurance Group Ltd.	79,866	600,457
RSA Insurance Group plc	40,014	362,315
Saga plc	73,340	137,279
Sampo OYJ, Class A	15,636	845,391
SCOR SE(a)	8,991	365,537
Societa Cattolica di Assicurazioni SC	129,681	1,385,056
Sompo Holdings, Inc.	20,000	838,931
Sony Financial Holdings, Inc.	8,500	155,280
Steadfast Group Ltd.(a)	33,550	69,644
Storebrand ASA	17,930	153,761
Sun Life Financial, Inc.	33,534	1,386,405
Suncorp Group Ltd.	51,435	544,336
Swiss Life Holding AG (Registered)*	1,701	598,847
Swiss Re AG	18,873	1,804,746
T&D Holdings, Inc.	32,500	552,136
Talanx AG	1,827	82,512
Tokio Marine Holdings, Inc.	42,200	1,994,594
Topdanmark A/S	1,650	77,916
Tryg A/S	2,365	56,185

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Unipol Gruppo SpA	20,166	$108,422
UnipolSai Assicurazioni SpA(a)	53,194	143,320
UNIQA Insurance Group AG	4,884	58,595
Vittoria Assicurazioni SpA	22,437	318,795
Wuestenrot & Wuerttembergische AG	31,509	761,383
Zurich Insurance Group AG*	8,181	2,624,796
		55,319,497
Internet & Direct Marketing Retail – 0.3%
ASKUL Corp.(a)	500	15,741
ASOS plc*	1,589	127,946
Belluna Co. Ltd.	48,700	566,998
boohoo.com plc*	21,681	54,738
Dustin Group AB(a) (c)	49,248	414,014
N Brown Group plc	124,659	351,296
Ocado Group plc* (a)	40,281	298,710
Rakuten, Inc.	34,100	243,133
Start Today Co. Ltd.	4,000	115,513
Takkt AG	29,808	617,280
Trade Me Group Ltd.	14,586	47,790
Webjet Ltd.(a)	2,485	20,578
Yoox Net-A-Porter Group SpA*	2,041	93,434
Zalando SE* (c)	2,863	147,876
zooplus AG*	203	42,186
		3,157,233
Internet Software & Services – 0.2%
Auto Trader Group plc(c)	15,582	75,760
carsales.com Ltd.	4,036	43,688
Delivery Hero AG* (c)	608	29,090
DeNA Co. Ltd.(a)	4,000	76,217
Dip Corp.	1,400	34,007
GMO internet, Inc.(a)	1,200	22,097
Gurunavi, Inc.	1,800	24,625
Infomart Corp.	5,500	50,212
Internet Initiative Japan, Inc.	2,300	43,488
Just Eat plc*	13,319	141,953
Kakaku.com, Inc.	1,600	30,574
Mixi, Inc.	1,800	59,383

Investments	Shares	Value
Internet Software & Services – (continued)
Moneysupermarket.com Group plc	30,328	$125,191
NetEnt AB*	8,842	50,870
NEXTDC Ltd.* (a)	16,647	86,580
Rightmove plc	3,213	202,021
Rocket Internet SE* (c)	1,646	48,286
Scout24 AG(c)	2,584	134,058
Shopify, Inc., Class A*	2,511	335,545
SMS Co. Ltd.	1,600	60,681
SUNeVision Holdings Ltd.	134,000	79,735
Takeaway.com NV* (c)	1,022	59,516
United Internet AG (Registered)	3,446	223,911
XING SE	165	51,333
Yahoo Japan Corp.(a)	44,900	184,647
ZPG plc(c)	13,414	66,328
		2,339,796
IT Services – 0.7%
Afterpay Touch Group Ltd.* (a)	2,660	12,027
Alten SA(a)	1,130	112,361
Altran Technologies SA(a)	7,964	123,163
Amadeus IT Group SA	13,689	1,003,920
Atea ASA	10,346	154,200
Atos SE	3,321	448,991
Bechtle AG	1,192	101,172
CANCOM SE	1,168	137,872
Capgemini SE	5,184	714,017
CGI Group, Inc., Class A*	8,748	507,704
Computacenter plc	9,339	163,104
Computershare Ltd.	17,864	229,239
Digital Garage, Inc.	1,300	43,304
DTS Corp.	2,000	72,561
Econocom Group SA/NV(a)	12,196	78,833
Equiniti Group plc(c)	6,906	26,206
FDM Group Holdings plc	3,850	54,089
Formula Systems 1985 Ltd.	4,749	164,068
Fujitsu Ltd.	104,000	632,887
Indra Sistemas SA*	5,509	76,411
Infocom Corp.	800	18,504
Itochu Techno-Solutions Corp.	2,400	49,788
Keywords Studios plc	1,064	26,643
Link Administration Holdings Ltd.	25,312	158,586

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Matrix IT Ltd.	2,464	$27,147
NEC Networks & System Integration Corp.	28,800	754,577
NET One Systems Co. Ltd.(a)	8,100	130,503
Nihon Unisys Ltd.	2,600	54,150
Nomura Research Institute Ltd.	4,215	217,635
NS Solutions Corp.	800	23,176
NTT Data Corp.	33,700	363,101
Obic Co. Ltd.	1,500	125,703
Otsuka Corp.	3,400	158,465
Reply SpA	880	55,659
SCSK Corp.	900	38,574
Softcat plc	12,119	114,842
Sopra Steria Group	663	141,703
Tieto OYJ	1,598	57,419
TIS, Inc.	2,300	91,222
Transcosmos, Inc.	18,300	506,731
Wirecard AG	2,754	376,327
Worldline SA* (c)	1,045	52,750
		8,399,334
Leisure Products – 0.2%
Amer Sports OYJ*	5,748	176,396
Bandai Namco Holdings, Inc.	9,300	315,737
Beneteau SA	2,358	53,446
BRP, Inc.	3,584	145,211
Heiwa Corp.	8,850	175,989
Photo-Me International plc	19,912	43,826
Sega Sammy Holdings, Inc.	13,400	219,935
Shimano, Inc.(a)	2,100	279,041
Spin Master Corp.* (c)	2,040	76,431
Technogym SpA(c)	4,905	59,796
Thule Group AB(c)	2,805	65,192
Tomy Co. Ltd.	3,700	36,383
Trigano SA	414	78,231
Universal Entertainment Corp.*	300	14,256
Yamaha Corp.	4,600	222,381
Yonex Co. Ltd.	10,000	55,837
		2,018,088

Investments	Shares	Value
Life Sciences Tools & Services – 0.1%
Clinigen Group plc	5,270	$63,695
EPS Holdings, Inc.	1,900	38,721
Eurofins Scientific SE	283	153,112
Evotec AG*	8,740	142,186
Gerresheimer AG	998	81,511
Lonza Group AG (Registered)*	2,268	559,496
MorphoSys AG*	1,667	173,210
QIAGEN NV*	6,975	228,152
Siegfried Holding AG (Registered)*	165	57,589
Tecan Group AG (Registered)	779	172,342
		1,670,014
Machinery – 2.9%
Aalberts Industries NV	1,980	97,699
Ag Growth International, Inc.	912	37,036
Aichi Corp.	13,500	96,230
Aida Engineering Ltd.	19,300	225,938
Alfa Laval AB	6,238	155,326
Alimak Group AB(a) (c)	1,444	21,438
Alstom SA	3,962	180,514
Amada Holdings Co. Ltd.	18,700	225,067
ANDRITZ AG	1,397	75,211
Atlas Copco AB, Class A	19,521	768,292
Atlas Copco AB, Class B	12,636	451,358
ATS Automation Tooling Systems, Inc.*	1,400	19,188
Aumann AG* (c)	223	13,498
Beijer Alma AB	1,152	33,270
Bobst Group SA (Registered)	200	21,477
Bodycote plc	16,467	204,127
Bucher Industries AG (Registered)	275	101,621
Burckhardt Compression Holding AG	76	24,799
Cargotec OYJ, Class B	1,540	78,742
CKD Corp.	14,100	297,269
Concentric AB*	914	14,991
Construcciones y Auxiliar de Ferrocarriles SA(a)	18,468	888,059
Conzzeta AG (Registered)	55	70,340
Daifuku Co. Ltd.	4,800	257,930
Daiwa Industries Ltd.	1,600	17,502

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Danieli & C Officine Meccaniche SpA	3,209	$88,592
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	3,477	66,711
Deutz AG	912	8,859
DMG Mori AG	1,007	58,095
DMG Mori Co. Ltd.	2,000	37,597
Duerr AG	605	60,290
Ebara Corp.	4,100	156,993
FANUC Corp.	5,400	1,162,659
Fenner plc	6,536	54,734
Fluidra SA	912	13,223
Fuji Corp.(a)	4,900	88,081
Fujitec Co. Ltd.	67,800	942,415
Furukawa Co. Ltd.	33,400	674,257
GEA Group AG	5,184	202,994
Georg Fischer AG (Registered)	121	151,326
Glory Ltd.	2,000	68,906
Harmonic Drive Systems, Inc.	1,500	71,967
Heidelberger Druckmaschinen AG*	13,984	52,173
Hexagon Composites ASA	6,156	16,137
Hino Motors Ltd.	7,700	94,082
Hirata Corp.	300	28,458
Hitachi Construction Machinery Co. Ltd.	5,100	185,730
Hitachi Zosen Corp.(a)	150,800	819,977
Hoshizaki Corp.	1,900	176,587
IHI Corp.	2,500	82,020
IMA Industria Macchine Automatiche SpA	495	48,204
IMI plc	5,405	81,295
Interpump Group SpA	3,884	123,792
Interroll Holding AG (Registered)	34	56,535
Japan Steel Works Ltd. (The)	8,700	286,223
JTEKT Corp.	10,600	171,944
Jungheinrich AG (Preference)	4,524	191,525
Kawasaki Heavy Industries Ltd.	8,100	271,666
KION Group AG	2,916	244,152
Kitz Corp.	85,300	714,828

Investments	Shares	Value
Machinery – (continued)
Koenig & Bauer AG	388	$31,924
Komatsu Ltd.	28,000	959,561
Komax Holding AG (Registered)*	165	45,605
Komori Corp.	4,400	56,093
Kone OYJ, Class B	12,555	625,871
Konecranes OYJ	2,243	92,086
Krones AG	330	42,422
KSB SE & Co. KGaA (Preference)	810	415,923
Kubota Corp.	36,087	609,942
Kurita Water Industries Ltd.	3,400	110,304
Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	513,722
Makino Milling Machine Co. Ltd.	95,000	900,297
Makita Corp.	6,600	296,751
MAN SE	432	49,846
MAN SE (Preference)	575	66,137
Max Co. Ltd.	2,000	26,045
Meidensha Corp.	180,000	710,624
Metso OYJ	2,645	94,560
MINEBEA MITSUMI, Inc.	16,211	325,479
Mitsubishi Heavy Industries Ltd.	13,911	549,957
Mitsuboshi Belting Ltd.	3,000	34,298
Mitsui E&S Holdings Co. Ltd.(a)	72,900	1,252,474
Miura Co. Ltd.	3,300	100,576
Morgan Advanced Materials plc	39,032	184,399
Morita Holdings Corp.	9,000	176,669
Nabtesco Corp.	2,300	83,130
Nachi-Fujikoshi Corp.(a)	33,000	171,899
New Flyer Industries, Inc.	1,870	86,020
NGK Insulators Ltd.	600	11,032
Nitta Corp.	3,400	129,413
Noritake Co. Ltd.	8,100	346,799
Norma Group SE	1,114	82,035
NSK Ltd.	25,300	339,877
NTN Corp.(a)	11,400	50,319
Obara Group, Inc.	600	35,586
OC Oerlikon Corp. AG (Registered)*	4,758	77,530
Oiles Corp.	8,620	186,777

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
OKUMA Corp.	1,000	$57,300
OSG Corp.	1,500	33,283
Outotec OYJ*	6,765	61,841
Palfinger AG(a)	2,657	99,837
Pfeiffer Vacuum Technology AG	302	44,734
Rational AG	55	34,521
Rieter Holding AG (Registered)*	165	32,103
Rotork plc	23,256	105,384
Ryobi Ltd.	26,000	663,395
Sandvik AB	32,562	558,653
Schindler Holding AG	1,622	336,886
Schindler Holding AG (Registered)	602	121,081
Shima Seiki Manufacturing Ltd.	1,300	82,687
Shinmaywa Industries Ltd.	77,100	865,239
Sintokogio Ltd.	2,200	23,523
SKF AB, Class A	2,427	49,800
SKF AB, Class B	8,988	183,039
SMC Corp.	1,800	686,278
Sodick Co. Ltd.	15,200	188,081
Spirax-Sarco Engineering plc	2,783	220,982
Stabilus SA	1,549	139,614
Star Micronics Co. Ltd.	5,900	105,895
Sulzer AG (Registered)	242	28,090
Sumitomo Heavy Industries Ltd.	5,200	199,114
Tadano Ltd.	6,500	100,388
Takeuchi Manufacturing Co. Ltd.	28,000	642,522
Takuma Co. Ltd.(a)	16,200	177,952
THK Co. Ltd.	2,500	87,503
Toshiba Machine Co. Ltd.	18,245	121,383
Trelleborg AB, Class B	6,989	164,113
Tsubaki Nakashima Co. Ltd.	5,600	132,343
Tsubakimoto Chain Co.	11,000	95,499
Tsugami Corp.	1,000	12,100
Union Tool Co.	500	17,569
Valmet OYJ	5,005	95,301
VAT Group AG* (c)	114	16,975
Vesuvius plc(a)	166,698	1,351,205
Volvo AB, Class A	14,337	247,122

Investments	Shares	Value
Machinery – (continued)
Volvo AB, Class B	43,983	$750,573
Wacker Neuson SE	5,236	169,034
Wartsila OYJ Abp	12,879	274,641
Weir Group plc (The)	6,802	200,116
YAMABIKO Corp.	40,500	581,453
Yangzijiang Shipbuilding Holdings Ltd.	144,100	127,334
Zardoya Otis SA	836	8,555
		32,096,972
Marine – 0.2%
AP Moller – Maersk A/S, Class A	39	59,860
AP Moller – Maersk A/S, Class B(a)	162	261,548
Clarkson plc	1,045	34,688
D/S Norden A/S* (a)	3,952	72,482
Dfds A/S	2,869	179,398
Hapag-Lloyd AG* (c)	836	35,958
Iino Kaiun Kaisha Ltd.	4,300	21,416
Irish Continental Group plc	11,810	79,906
Kawasaki Kisen Kaisha Ltd.* (a)	9,300	215,024
Kuehne + Nagel International AG (Registered)	1,701	266,345
NS United Kaiun Kaisha Ltd.	6,800	141,997
Orient Overseas International Ltd.	7,000	66,626
Pacific Basin Shipping Ltd.* (a)	323,000	86,427
SITC International Holdings Co. Ltd.(a)	182,000	194,795
Stolt-Nielsen Ltd.	10,344	147,198
Wallenius Wilhelmsen Logistics*	16,984	117,663
Wilh Wilhelmsen Holding ASA, Class A	1,768	51,311
Wilh Wilhelmsen Holding ASA, Class B	2,216	64,175
		2,096,817
Media – 1.7%
Altice NV, Class A* (a)	11,083	106,294
Altice NV, Class B*	8,536	81,732
APN Outdoor Group Ltd.(a)	17,328	71,417

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Ascential plc	19,337	$112,235
Atresmedia Corp. de Medios de Comunicacion SA(a)	82,539	775,850
Axel Springer SE	3,159	258,963
Cineplex, Inc.	4,765	111,547
Cineworld Group plc	75,796	271,851
Cogeco Communications, Inc.	2,501	133,463
Cogeco, Inc.	6,642	340,921
Corus Entertainment, Inc., Class B(a)	110,646	552,388
CTS Eventim AG & Co. KGaA	1,375	64,524
CyberAgent, Inc.	2,200	121,435
Daiichikosho Co. Ltd.	1,100	57,802
Daily Mail & General Trust plc, Class A	11,213	104,094
Dentsu, Inc.	10,200	482,851
Entertainment One Ltd.	272,160	1,026,366
Euromoney Institutional Investor plc	1,812	32,794
Eutelsat Communications SA	6,131	132,890
EVENT Hospitality and Entertainment Ltd.	2,282	23,944
Evergrande Health Industry Group Ltd.*	125,000	49,852
Fairfax Media Ltd.(a)	127,452	68,788
Hakuhodo DY Holdings, Inc.	7,400	103,536
Informa plc	26,406	268,777
IPSOS	40,419	1,538,278
ITV plc	232,794	486,249
JCDecaux SA	1,723	61,661
Juventus Football Club SpA* (a)	24,274	18,477
Kadokawa Dwango Corp.	2,500	25,862
Kinepolis Group NV(a)	1,030	72,053
Lagardere SCA	5,335	152,635
LIFULL Co. Ltd.	1,200	9,782
Mediaset SpA* (a)	20,560	81,850
Metropole Television SA	1,210	29,823
Modern Times Group MTG AB, Class B	1,045	41,260
Nine Entertainment Co. Holdings Ltd.	625,635	1,114,535

Investments	Shares	Value
Media – (continued)
NOS SGPS SA	7,840	$46,661
oOh!media Ltd.(a)	4,553	16,737
Pearson plc(a)	45,522	522,790
ProSiebenSat.1 Media SE	13,608	494,880
Publicis Groupe SA	7,614	570,353
Quebecor, Inc., Class B	8,092	151,115
RAI Way SpA(c)	8,120	45,914
REA Group Ltd.	2,748	167,730
RTL Group SA	1,140	94,073
Sanoma OYJ	74,613	832,962
Schibsted ASA, Class B	3,483	93,911
SES SA, FDR(a)	22,680	350,745
Seven West Media Ltd.(a)	643,458	269,571
Shaw Communications, Inc., Class B	13,399	275,830
Shochiku Co. Ltd.	300	44,085
Singapore Press Holdings Ltd.(a)	76,200	156,538
SKY Network Television Ltd.(a)	371,223	596,365
SKY Perfect JSAT Holdings, Inc.	15,200	69,315
Sky plc	39,447	748,699
Southern Cross Media Group Ltd.(a)	517,741	451,393
Stroeer SE & Co. KGaA	605	44,406
Tamedia AG (Registered)	372	57,121
Technicolor SA (Registered)(a)	370,413	607,302
Tele Columbus AG* (c)	3,811	35,086
Telenet Group Holding NV*	2,240	131,421
Television Broadcasts Ltd.	22,800	72,628
Television Francaise 1(a)	8,863	110,831
Toei Animation Co. Ltd.	900	25,908
Toei Co. Ltd.	2,000	224,629
Toho Co. Ltd.	4,100	137,135
UBM plc	14,409	192,112
Vector, Inc.	1,500	29,006
Vivendi SA(a)	23,571	623,394
Wowow, Inc.	3,630	114,282
WPP AUNZ Ltd.(a)	273,448	189,899
WPP plc(a)	77,112	1,324,972
Zenrin Co. Ltd.	2,400	48,494
		18,955,072

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – 4.5%
Acacia Mining plc(a)	101,219	$200,756
Acerinox SA	13,671	192,344
Agnico Eagle Mines Ltd.	5,541	233,535
Aichi Steel Corp.	9,900	428,389
Alamos Gold, Inc., Class A	15,247	82,542
Alumina Ltd.	94,737	188,792
AMG Advanced Metallurgical Group NV	152	7,137
Anglo American plc(a)	77,274	1,819,372
Antofagasta plc	8,683	116,294
APERAM SA	3,252	158,616
ArcelorMittal	27,702	940,327
Asahi Holdings, Inc.	33,200	609,539
Aurubis AG	1,561	139,790
B2Gold Corp.*	20,012	57,603
Barrick Gold Corp.	24,499	330,233
Bekaert SA	2,722	114,711
BHP Billiton Ltd.	105,786	2,471,437
BHP Billiton plc	121,257	2,578,686
BlueScope Steel Ltd.	30,942	385,617
Boliden AB	14,661	511,114
Centamin plc	47,943	103,509
Centerra Gold, Inc.*	176,823	1,081,393
Daido Steel Co. Ltd.	1,700	92,282
Detour Gold Corp.*	13,884	100,506
Dowa Holdings Co. Ltd.	2,200	83,034
Eldorado Gold Corp.*	63,880	60,793
Endeavour Mining Corp.*	4,159	71,082
Eramet*	818	142,415
Evolution Mining Ltd.(a)	42,290	102,472
Evraz plc	12,821	80,914
Ferrexpo plc	229,264	742,391
First Majestic Silver Corp.*	12,720	82,753
First Quantum Minerals Ltd.	22,680	327,298
Fortescue Metals Group Ltd.	41,770	143,777
Fortuna Silver Mines, Inc.*	16,264	92,488
Franco-Nevada Corp.	6,440	457,499
Fresnillo plc	2,297	40,338
Galaxy Resources Ltd.* (a)	98,577	227,697
Glencore plc*	422,658	2,041,593
Goldcorp, Inc.	14,780	196,459
Granges AB(a)	70,308	989,121

Investments	Shares	Value
Metals & Mining – (continued)
Hill & Smith Holdings plc	3,253	$59,456
Hitachi Metals Ltd.	12,840	147,380
Hochschild Mining plc	13,695	39,593
Hudbay Minerals, Inc.	216,239	1,513,057
IAMGOLD Corp.*	20,564	112,609
Independence Group NL	36,717	143,291
Ivanhoe Mines Ltd., Class A*	20,768	42,931
JFE Holdings, Inc.	29,600	609,853
KAZ Minerals plc*	18,115	229,646
Kinross Gold Corp.*	26,820	103,979
Kirkland Lake Gold Ltd.	24,381	426,018
Kobe Steel Ltd.	24,300	251,383
Kyoei Steel Ltd.(a)	14,300	298,088
Labrador Iron Ore Royalty Corp.	61,348	1,045,637
Lucara Diamond Corp.	227,480	360,220
Lundin Mining Corp.	22,025	146,037
MAG Silver Corp.*	5,320	59,219
Mineral Resources Ltd.	23,733	322,467
Mitsubishi Materials Corp.	4,800	146,511
Mitsui Mining & Smelting Co. Ltd.	3,000	127,622
Nevsun Resources Ltd.	25,643	71,611
New Gold, Inc.*	31,391	73,706
Newcrest Mining Ltd.	21,708	346,570
Nippon Denko Co. Ltd.(a)	97,200	325,999
Nippon Light Metal Holdings Co. Ltd.	66,500	178,670
Nippon Steel & Sumitomo Metal Corp.	46,710	1,018,080
Nisshin Steel Co. Ltd.	5,500	73,183
Norsk Hydro ASA	51,354	320,902
Northern Star Resources Ltd.	33,407	161,138
Novagold Resources, Inc.*	5,374	25,823
OceanaGold Corp.	560,925	1,513,944
Osaka Steel Co. Ltd.	1,000	21,549
OSAKA Titanium Technologies Co. Ltd.	1,000	18,679
Osisko Gold Royalties Ltd.	8,880	86,795
Outokumpu OYJ	20,205	131,335
OZ Minerals Ltd.	13,621	95,107
Pan American Silver Corp.	3,272	52,834
Polymetal International plc	10,077	101,237
Pretium Resources, Inc.*	5,909	39,825

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Randgold Resources Ltd.	2,592	$209,493
Regis Resources Ltd.	398,439	1,419,595
Resolute Mining Ltd.(a)	548,949	476,530
Rio Tinto Ltd.	18,792	1,132,825
Rio Tinto plc	60,588	3,292,972
Salzgitter AG	36,152	1,990,445
Sandfire Resources NL	147,420	883,563
Sandstorm Gold Ltd.*	16,268	75,379
Sanyo Special Steel Co. Ltd.(a)	22,400	570,926
Saracen Mineral Holdings Ltd.* (a)	713,043	1,017,275
SEMAFO, Inc.*	22,315	69,280
Sims Metal Management Ltd.(a)	5,940	72,593
South32 Ltd.	289,008	811,547
SSAB AB, Class A	6,914	39,343
SSAB AB, Class B	21,454	97,737
SSR Mining, Inc.*	10,848	111,277
St Barbara Ltd.	451,980	1,456,826
Sumitomo Metal Mining Co. Ltd.	17,000	729,870
Syrah Resources Ltd.* (a)	16,321	39,547
Tahoe Resources, Inc.	281,637	1,421,422
Teck Resources Ltd., Class B	27,459	690,357
thyssenkrupp AG	11,826	308,625
Toho Titanium Co. Ltd.	200	2,488
Toho Zinc Co. Ltd.	11,400	529,239
Tokyo Steel Manufacturing Co. Ltd.(a)	85,500	714,942
Topy Industries Ltd.(a)	16,300	483,377
Torex Gold Resources, Inc.*	7,233	74,477
Trevali Mining Corp.*	542,862	503,924
Turquoise Hill Resources Ltd.*	47,120	139,675
UACJ Corp.(a)	1,200	31,243
Vedanta Resources plc	7,796	78,193
voestalpine AG	5,751	303,713
Wheaton Precious Metals Corp.	6,339	131,779
Yamana Gold, Inc.	43,152	124,210
Yodogawa Steel Works Ltd.	2,800	79,963
		49,783,282

Investments	Shares	Value
Multiline Retail – 0.4%
B&M European Value Retail SA	21,469	$119,849
Canadian Tire Corp. Ltd., Class A(a)	2,219	302,883
Dollarama, Inc.	3,402	392,227
Don Quijote Holdings Co. Ltd.	3,400	183,322
Europris ASA(c)	147,987	517,237
H2O Retailing Corp.	3,215	60,701
Harvey Norman Holdings Ltd.(a)	38,982	103,578
Hudson’s Bay Co.(a)	103,262	731,401
Isetan Mitsukoshi Holdings Ltd.	14,400	160,285
Izumi Co. Ltd.	1,300	85,894
J Front Retailing Co. Ltd.	10,700	173,566
Marks & Spencer Group plc	97,443	386,131
Marui Group Co. Ltd.(a)	5,500	114,348
Next plc	7,032	509,071
Parco Co. Ltd.	17,600	220,513
Ryohin Keikaku Co. Ltd.	600	205,894
Sanyo Electric Railway Co. Ltd.	3,900	99,759
Seria Co. Ltd.(a)	1,000	48,983
Takashimaya Co. Ltd.	16,000	137,446
		4,553,088
Multi-Utilities – 0.8%
A2A SpA	62,479	125,875
ACEA SpA	1,485	26,141
AGL Energy Ltd.	19,197	314,886
Atco Ltd., Class I	4,828	146,314
Canadian Utilities Ltd., Class A	4,215	107,516
Centrica plc	277,714	588,299
E.ON SE	102,971	1,128,644
Engie SA	84,888	1,492,273
Hera SpA	23,474	87,126
Innogy SE(c)	8,424	371,798
Iren SpA	50,848	154,938
Just Energy Group, Inc.	92,097	385,788
Keppel Infrastructure Trust	106,600	43,476
National Grid plc	130,167	1,511,018
REN – Redes Energeticas Nacionais SGPS SA	256,090	808,174
RWE AG	25,056	601,669
RWE AG (Preference) (Non-Voting)	6,955	141,339

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – (continued)
Suez	22,275	$321,875
Telecom Plus plc	3,958	58,986
Veolia Environnement SA* (a)	30,699	729,014
		9,145,149
Oil, Gas & Consumable Fuels – 4.6%
Advantage Oil & Gas Ltd.*	7,429	23,702
Aker BP ASA	4,404	145,241
ARC Resources Ltd.(a)	13,157	146,970
Beach Energy Ltd.(a)	335,502	400,141
Birchcliff Energy Ltd.	23,864	86,562
BP plc	592,515	4,390,621
Brightoil Petroleum Holdings Ltd.* (b)	50,147	9,584
BW LPG Ltd.* (a) (c)	5,756	20,132
Cairn Energy plc*	66,766	208,382
Caltex Australia Ltd.	10,287	240,875
Cameco Corp.	11,826	124,722
Canadian Natural Resources Ltd.	33,777	1,220,446
Cenovus Energy, Inc.	35,640	357,526
China Aviation Oil Singapore Corp. Ltd.*	194,400	237,852
Cosmo Energy Holdings Co. Ltd.	7,000	231,254
Crescent Point Energy Corp.	37,341	327,693
CropEnergies AG	13,224	81,644
Delek Energy Systems Ltd.	76	31,410
Delek Group Ltd.	399	59,985
DNO ASA* (a)	620,217	1,158,199
Enagas SA	13,284	387,440
Enbridge, Inc.	54,396	1,650,189
Encana Corp.	31,428	392,007
Enerplus Corp.	16,456	191,267
Eni SpA	67,797	1,326,980
Esso SA Francaise*	684	41,486
Euronav NV(a)	8,816	71,525
Freehold Royalties Ltd.	2,910	29,532
Frontera Energy Corp.* (a)	46,494	1,442,748
Galp Energia SGPS SA	7,324	140,830
Gaztransport Et Technigaz SA	4,860	301,520
Gibson Energy, Inc.	7,625	98,558

Investments	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Husky Energy, Inc.	11,656	$163,299
Idemitsu Kosan Co. Ltd.	5,800	227,124
Imperial Oil Ltd.	8,910	277,527
Inpex Corp.	26,200	335,805
Inter Pipeline Ltd.	8,681	156,765
Itochu Enex Co. Ltd.	48,700	477,988
James Fisher & Sons plc	1,296	29,882
Jerusalem Oil Exploration*	6,966	390,324
JXTG Holdings, Inc.	158,650	1,035,774
Kelt Exploration Ltd.*	5,548	35,142
Kinder Morgan Canada Ltd.(c)	8,208	106,093
Koninklijke Vopak NV(a)	2,356	116,423
Lundin Petroleum AB*	4,170	115,518
MEG Energy Corp.*	205,011	1,061,877
Naphtha Israel Petroleum Corp. Ltd.	22,963	144,624
Neste OYJ	5,346	451,487
New Hope Corp. Ltd.(a)	234,576	382,470
New Zealand Refining Co. Ltd. (The)	128,871	213,386
NexGen Energy Ltd.*	22,848	45,626
Nostrum Oil & Gas plc*	3,420	13,990
NuVista Energy Ltd.*	7,121	46,827
Oil Refineries Ltd.	38,080	16,532
OMV AG	7,614	473,761
Origin Energy Ltd.*	79,380	584,220
Paramount Resources Ltd., Class A*	1,235	17,659
Parex Resources, Inc.*	6,710	115,624
Parkland Fuel Corp.	2,333	54,251
Paz Oil Co. Ltd.	216	31,488
Pembina Pipeline Corp.	9,963	317,787
PrairieSky Royalty Ltd.	5,103	113,329
Repsol SA	68,077	1,303,672
Royal Dutch Shell plc, Class A	141,501	4,932,828
Royal Dutch Shell plc, Class B	120,366	4,312,925
San-Ai Oil Co. Ltd.	60,600	954,758
Santos Ltd.*	84,078	389,683
Saras SpA	387,834	926,853
Seven Generations Energy Ltd., Class A*	10,096	144,279
Showa Shell Sekiyu KK	10,200	144,203

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Snam SpA	79,218	$381,409
Statoil ASA(a)	24,571	630,293
Suncor Energy, Inc.	50,949	1,951,399
TORC Oil & Gas Ltd.	28,276	160,575
TOTAL SA	136,918	8,656,655
Tourmaline Oil Corp.(a)	3,000	56,515
TransCanada Corp.	27,444	1,165,452
Tullow Oil plc*	26,617	83,477
United Energy Group Ltd.	7,290,000	613,054
Vermilion Energy, Inc.(a)	3,688	124,856
Washington H Soul Pattinson & Co. Ltd.	8,285	121,389
Whitecap Resources, Inc.	17,480	126,810
Whitehaven Coal Ltd.(a)	24,365	84,971
Woodside Petroleum Ltd.	30,510	742,042
Z Energy Ltd.	11,628	59,400
		51,197,123
Paper & Forest Products – 0.7%
Ahlstrom-Munksjo OYJ(a)	7,752	154,726
Altri SGPS SA	87,804	635,448
Canfor Corp.*	7,392	170,046
Canfor Pulp Products, Inc.	28,026	394,609
Daiken Corp.	12,500	313,914
Daio Paper Corp.(a)	3,745	52,534
Ence Energia y Celulosa SA	98,172	761,485
Hokuetsu Kishu Paper Co. Ltd.	4,900	30,629
Holmen AB, Class B	4,070	100,831
Interfor Corp.*	56,781	1,063,467
Metsa Board OYJ	6,595	74,183
Mondi plc	19,764	551,517
Navigator Co. SA (The)*	6,520	38,127
Norbord, Inc.	3,136	129,701
Oji Holdings Corp.	44,000	309,618
Semapa-Sociedade de Investimento e Gestao	25,151	563,383
Stella-Jones, Inc.	1,045	37,930
Stora Enso OYJ, Class R	28,836	572,590
Svenska Cellulosa AB SCA, Class A	3,160	35,637
Svenska Cellulosa AB SCA, Class B	14,939	166,289

Investments	Shares	Value
Paper & Forest Products – (continued)
UPM-Kymmene OYJ	19,926	$714,534
West Fraser Timber Co. Ltd.	2,213	150,134
Western Forest Products, Inc.	317,277	685,563
		7,706,895
Personal Products – 1.0%
Asaleo Care Ltd.(a)	335,259	328,991
Beiersdorf AG	2,916	330,891
Blackmores Ltd.(a)	798	71,062
Ci:z Holdings Co. Ltd.	1,800	86,689
euglena Co. Ltd.* (a)	4,200	38,651
Fancl Corp.	2,500	98,241
Interparfums SA	492	22,737
Kao Corp.	14,600	1,048,051
Kobayashi Pharmaceutical Co. Ltd.	1,400	118,090
Kose Corp.	700	129,541
L’Oreal SA(a)	7,785	1,870,351
Mandom Corp.	2,600	93,854
Milbon Co. Ltd.	1,000	43,546
Noevir Holdings Co. Ltd.	1,900	136,824
Ontex Group NV(a)	2,321	59,674
Oriflame Holding AG	1,656	78,946
Pola Orbis Holdings, Inc.	2,000	87,366
Shiseido Co. Ltd.	16,200	1,052,907
Unilever NV, CVA	50,544	2,897,641
Unilever plc	40,500	2,274,539
YA-MAN Ltd.	800	17,437
		10,886,029
Pharmaceuticals – 3.4%
ALK-Abello A/S* (a)	532	67,636
Almirall SA(a)	6,475	80,813
Aphria, Inc.* (a)	6,536	51,138
Astellas Pharma, Inc.	62,700	919,944
AstraZeneca plc	36,774	2,584,704
Aurora Cannabis, Inc.* (a)	29,392	185,484
Bayer AG (Registered)	26,406	3,167,402
Boiron SA	613	54,732
BTG plc*	12,197	114,909
Canopy Growth Corp.* (a)	10,177	239,034
Chugai Pharmaceutical Co. Ltd.	8,600	454,266

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
COSMO Pharmaceuticals NV	760	$111,401
Daiichi Sankyo Co. Ltd.	18,900	647,704
Dechra Pharmaceuticals plc	5,318	200,845
Eisai Co. Ltd.	9,200	617,537
Faes Farma SA	26,904	109,543
Galenica AG* (c)	3,128	169,055
GlaxoSmithKline plc	148,274	2,984,547
GW Pharmaceuticals plc* (b)	1	10
H Lundbeck A/S(a)	1,852	107,817
Haw Par Corp. Ltd.	3,200	33,666
Hikma Pharmaceuticals plc(a)	9,696	172,010
Hisamitsu Pharmaceutical Co., Inc.	1,900	148,111
Hutchison China MediTech Ltd.*	715	47,271
Indivior plc*	25,760	160,762
Ipsen SA	770	125,127
JCR Pharmaceuticals Co. Ltd.	600	31,528
Kaken Pharmaceutical Co. Ltd.	1,500	88,828
Kissei Pharmaceutical Co. Ltd.	1,400	39,598
Kyowa Hakko Kirin Co. Ltd.	5,000	108,476
Laboratorios Farmaceuticos Rovi SA	228	4,642
Merck KGaA	4,779	468,963
Mitsubishi Tanabe Pharma Corp.	4,600	87,607
Mochida Pharmaceutical Co. Ltd.	1,600	112,881
Nippon Shinyaku Co. Ltd.	1,400	104,400
Novartis AG (Registered)	83,673	6,483,199
Novo Nordisk A/S, Class B	56,700	2,682,990
Ono Pharmaceutical Co. Ltd.	16,800	389,121
Orion OYJ, Class A	1,474	48,529
Orion OYJ, Class B	3,812	115,971
Otsuka Holdings Co. Ltd.	17,500	916,701
Recipharm AB, Class B(a)	3,741	51,004
Recordati SpA	2,342	83,898
Roche Holding AG – BR	972	222,503
Roche Holding AG – Genusschein	21,631	4,825,948
Rohto Pharmaceutical Co. Ltd.	2,000	58,396
Sanofi	37,584	2,987,457

Investments	Shares	Value
Pharmaceuticals – (continued)
Santen Pharmaceutical Co. Ltd.	16,300	$274,832
Sawai Pharmaceutical Co. Ltd.(a)	1,200	51,981
Seikagaku Corp.	1,800	29,889
Shionogi & Co. Ltd.	9,400	483,981
Sosei Group Corp.* (a)	300	20,781
STADA Arzneimittel AG	2,357	238,753
Sumitomo Dainippon Pharma Co. Ltd.(a)	10,400	189,609
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	239,662
Takeda Pharmaceutical Co. Ltd.	21,900	924,833
Teva Pharmaceutical Industries Ltd.	51,192	934,799
Torii Pharmaceutical Co. Ltd.	700	19,070
Towa Pharmaceutical Co. Ltd.	400	25,442
Tsumura & Co.	900	32,735
UCB SA	4,374	331,666
United Laboratories International Holdings Ltd. (The)* (a)	130,000	141,293
Valeant Pharmaceuticals International, Inc.*	13,621	246,132
Vectura Group plc* (a)	52,567	58,791
Vifor Pharma AG(a)	1,529	242,888
Virbac SA*	532	83,045
ZERIA Pharmaceutical Co. Ltd.	1,800	36,995
		38,075,285
Professional Services – 0.9%
Adecco Group AG (Registered)	6,156	410,068
AF AB, Class B	3,322	69,419
ALS Ltd.	13,503	79,503
Applus Services SA	17,126	231,953
Benefit One, Inc.	1,000	23,468
Bertrandt AG	5,351	599,636
Brunel International NV	2,003	36,034
Bureau Veritas SA	3,536	92,493
Capita plc	39,447	104,074
DKSH Holding AG	660	53,205
en-japan, Inc.	1,700	79,699
Experian plc	29,808	684,404

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Professional Services – (continued)
Funai Soken Holdings, Inc.(a)	2,700	$63,216
Groupe Crit	2,511	273,041
Hays plc	34,264	84,618
Intertek Group plc	4,779	322,601
Intertrust NV(c)	61,398	1,223,988
IPH Ltd.(a)	55,242	152,620
JAC Recruitment Co. Ltd.(a)	1,300	26,481
McMillan Shakespeare Ltd.	18,711	238,413
Meitec Corp.	2,400	131,816
Morneau Shepell, Inc.	2,428	48,051
Nihon M&A Center, Inc.	2,400	70,404
Nomura Co. Ltd.	3,000	60,370
Outsourcing, Inc.	3,000	50,555
Pagegroup plc	20,728	153,455
Persol Holdings Co. Ltd.	5,700	135,592
Randstad NV	6,480	417,919
Recruit Holdings Co. Ltd.	55,200	1,274,758
RELX NV(a)	31,995	680,932
RELX plc	33,129	709,322
RWS Holdings plc	6,434	32,523
SEEK Ltd.(a)	5,653	82,911
SGS SA (Registered)	206	502,982
Stantec, Inc.	3,052	77,779
Synergie SA	5,346	328,119
TechnoPro Holdings, Inc.	1,900	110,432
Teleperformance	1,701	273,129
Wolters Kluwer NV(a)	9,558	517,696
		10,507,679
Real Estate Management & Development – 3.5%
ADO Group Ltd.*	8,847	161,749
ADO Properties SA(c)	22,842	1,257,351
Aeon Mall Co. Ltd.(a)	7,690	155,873
Africa Israel Properties Ltd.*	10,611	245,817
Airport City Ltd.*	4,894	56,096
Allreal Holding AG (Registered)*	583	96,057
Alony Hetz Properties & Investments Ltd.	3,800	33,797
Alrov Properties and Lodgings Ltd.	7,938	269,388
Altus Group Ltd.	1,760	44,345

Investments	Shares	Value
Real Estate Management & Development – (continued)
Amot Investments Ltd.	14,530	$71,804
Aroundtown SA	13,148	105,161
Ascendas India Trust(c)	7,600	5,970
Ashtrom Properties Ltd.	30,628	129,223
Atrium European Real Estate Ltd.*	166,941	810,826
Atrium Ljungberg AB, Class B	7,038	111,732
Aveo Group(a)	393,417	778,064
Azrieli Group Ltd.	1,627	74,660
Bayside Land Corp.	144	62,677
Big Shopping Centers Ltd.	4,455	286,277
Blue Square Real Estate Ltd.	2,648	95,016
BUWOG AG*	6,353	222,902
CA Immobilien Anlagen AG(a)	1,760	61,114
Capital & Counties Properties plc	38,823	154,162
CapitaLand Ltd.	68,400	194,240
Carmila SA, REIT(a)	760	23,048
Castellum AB	17,739	288,109
Catena AB	15,228	300,972
Chinese Estates Holdings Ltd.	38,000	56,746
City Developments Ltd.	13,300	127,269
Citycon OYJ(a)	39,057	89,611
CK Asset Holdings Ltd.	162,000	1,404,657
CLS Holdings plc	14,240	49,034
Colliers International Group, Inc.	1,940	131,977
D Carnegie & Co. AB*	6,592	102,842
Daejan Holdings plc	8,343	689,474
Daibiru Corp.	3,300	39,356
Daikyo, Inc.	3,300	71,926
Daito Trust Construction Co. Ltd.	2,000	333,653
Daiwa House Industry Co. Ltd.	35,400	1,297,272
Deutsche EuroShop AG	46,575	1,676,903
Deutsche Wohnen SE	10,530	497,953
Dios Fastigheter AB	83,268	530,485
Emperor International Holdings Ltd.	708,000	215,605
Fabege AB	12,308	142,606
Far East Consortium International Ltd.	974,019	558,479
Fastighets AB Balder, Class B*	3,518	91,099

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
First Capital Realty, Inc.	6,482	$101,481
FirstService Corp.	1,780	124,966
Gazit-Globe Ltd.	8,196	77,680
Goldcrest Co. Ltd.	17,200	365,770
Grainger plc	22,537	97,284
Grand City Properties SA	2,508	60,603
Great Eagle Holdings Ltd.	8,536	43,288
GSH Corp. Ltd.	60,800	21,812
Hang Lung Group Ltd.	27,000	81,878
Hang Lung Properties Ltd.	103,000	244,630
Heiwa Real Estate Co. Ltd.	27,900	654,251
Hemfosa Fastigheter AB	10,627	132,245
Henderson Land Development Co. Ltd.	26,149	166,758
Hiag Immobilien Holding AG*	112	14,030
HKR International Ltd.	665,600	406,234
Ho Bee Land Ltd.	165,100	321,708
Hufvudstaden AB, Class A	9,252	136,510
Hulic Co. Ltd.	4,700	50,554
Hysan Development Co. Ltd.	19,000	110,999
Ichigo, Inc.	14,300	63,773
Immofinanz AG*	40,897	107,421
Industrial Buildings Corp. Ltd.*	16,036	20,609
Intershop Holding AG(a)	131	65,507
Isras Investment Co. Ltd.	984	112,187
Japan Asset Marketing Co. Ltd.*	53,700	60,853
Jerusalem Economy Ltd.*	166,131	404,719
Jeudan A/S	112	17,944
K Wah International Holdings Ltd.	1,176,089	726,790
Kabuki-Za Co. Ltd.	1,000	53,096
Kenedix, Inc.	13,500	78,218
Kerry Properties Ltd.	39,000	187,341
Klovern AB, Class B(a)	496,935	623,513
Kowloon Development Co. Ltd.	264,000	298,370
Kungsleden AB(a)	176,823	1,259,988
Lai Sun Development Co. Ltd.	154,124	239,584
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	143,500	60,155

Investments	Shares	Value
Real Estate Management & Development – (continued)
LEG Immobilien AG	2,673	$308,548
LendLease Group	23,895	322,684
Leopalace21 Corp.	21,500	186,854
Melisron Ltd.	1,805	73,998
Mitsubishi Estate Co. Ltd.	35,100	642,337
Mitsui Fudosan Co. Ltd.	36,600	940,378
Mobimo Holding AG (Registered)*	556	144,069
Morguard Corp.	4,455	571,492
New World Development Co. Ltd.	189,885	280,657
Nexity SA	1,773	110,856
Nomura Real Estate Holdings, Inc.	5,800	144,066
Norstar Holdings, Inc.	6,827	120,662
Norwegian Property ASA	16,948	21,283
NTT Urban Development Corp.	3,200	37,754
Olav Thon Eiendomsselskap ASA	4,104	74,589
Open House Co. Ltd.	2,000	111,857
OUE Ltd.	7,600	10,389
Oxley Holdings Ltd.	440,088	161,204
PATRIZIA Immobilien AG*	3,248	65,064
Perennial Real Estate Holdings Ltd.	299,200	197,727
Property & Building Corp. Ltd.	1,766	131,791
PSP Swiss Property AG (Registered)	1,501	140,790
Purplebricks Group plc* (a)	13,464	64,164
Relo Group, Inc.	2,270	51,157
S IMMO AG	45,117	893,970
Sagax AB, Class B	4,852	56,828
Savills plc	129,195	1,748,327
SEA Holdings Ltd.	197,170	326,094
Sinarmas Land Ltd.(a)	357,200	98,469
Sino Land Co. Ltd.	184,066	318,493
St Modwen Properties plc	2,689	15,193
Sumitomo Realty & Development Co. Ltd.	10,000	397,441
Summit Real Estate Holdings Ltd.	41,958	377,259
Sun Hung Kai Properties Ltd.	88,435	1,428,797
Swire Pacific Ltd., Class A	20,500	203,740

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Swire Pacific Ltd., Class B	245,000	$414,564
Swire Properties Ltd.	47,600	169,518
Swiss Prime Site AG (Registered)*	2,592	243,646
TAG Immobilien AG	7,460	157,640
TAI Cheung Holdings Ltd.	324,000	357,512
Takara Leben Co. Ltd.(a)	49,436	210,078
Tateru, Inc.	2,500	42,541
Technopolis OYJ	103,680	486,659
TLG Immobilien AG	2,046	58,932
TOC Co. Ltd.	61,600	546,054
Tokyo Tatemono Co. Ltd.	7,800	118,827
Tokyu Fudosan Holdings Corp.	19,900	156,763
Tricon Capital Group, Inc.	115,749	908,331
United Industrial Corp. Ltd.	5,656	13,926
Unizo Holdings Co. Ltd.(a)	14,200	339,347
UOL Group Ltd.	26,999	179,647
Victoria Park AB, Class A	3,808	15,375
Victoria Park AB, Class B	7,869	32,446
Vonovia SE	17,055	857,409
Wallenstam AB, Class B	8,037	72,299
Wang On Properties Ltd.	76,000	12,008
Wharf Holdings Ltd. (The)	57,000	190,648
Wheelock & Co. Ltd.	38,000	283,490
Wheelock Properties Singapore Ltd.	16,500	22,680
Wihlborgs Fastigheter AB	4,169	97,084
Wing Tai Holdings Ltd.(a)	59,200	91,211
Wing Tai Properties Ltd.	324,000	251,827
Yoma Strategic Holdings Ltd.	91,200	29,618
		38,935,187
Road & Rail – 1.7%
ALD SA* (a) (c)	3,724	63,081
Aurizon Holdings Ltd.	22,153	75,250
Canadian National Railway Co.	24,381	1,886,083
Canadian Pacific Railway Ltd.	4,941	902,982
Central Japan Railway Co.	11,200	2,248,700
ComfortDelGro Corp. Ltd.	136,300	231,619
DSV A/S	5,913	470,133
East Japan Railway Co.	10,900	1,044,926

Investments	Shares	Value
Road & Rail – (continued)
Europcar Groupe SA(c)	6,101	$71,280
Firstgroup plc*	975,479	1,516,897
Fukuyama Transporting Co. Ltd.	1,000	41,809
Go-Ahead Group plc	37,843	1,011,708
Hankyu Hanshin Holdings, Inc.	5,400	212,940
Hitachi Transport System Ltd.	2,700	72,321
Keikyu Corp.(a)	14,100	258,613
Keio Corp.(a)	2,800	128,197
Keisei Electric Railway Co. Ltd.	5,100	166,388
Kintetsu Group Holdings Co. Ltd.	8,700	354,201
Kyushu Railway Co.	2,100	67,361
MTR Corp. Ltd.(a)	42,881	241,772
Nankai Electric Railway Co. Ltd.	3,000	79,918
National Express Group plc	399,411	2,157,605
Nikkon Holdings Co. Ltd.	2,600	69,357
Nippon Express Co. Ltd.	3,700	279,634
Nishi-Nippon Railroad Co. Ltd.	1,000	27,782
Odakyu Electric Railway Co. Ltd.	16,400	353,853
Sankyu, Inc.	2,333	113,425
Seino Holdings Co. Ltd.	7,500	140,713
Senko Group Holdings Co. Ltd.(a)	133,200	1,024,943
Sixt SE	550	64,956
Sixt SE (Preference)	238	19,525
Stagecoach Group plc(a)	343,092	737,190
Stef SA	2,916	360,062
TFI International, Inc.	6,708	194,498
Tobu Railway Co. Ltd.	4,000	127,576
Tokyu Corp.	22,000	370,135
Trancom Co. Ltd.	5,400	409,596
Transport International Holdings Ltd.	184,400	559,197
VTG AG	4,293	246,373
West Japan Railway Co.	10,400	736,577
		19,139,176
Semiconductors & Semiconductor Equipment – 0.7%
Advantest Corp.(a)	3,100	74,224
AIXTRON SE*	4,110	58,868
ams AG* (a)	3,564	296,598

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
ASM International NV	677	$40,652
ASM Pacific Technology Ltd.(a)	5,000	68,805
ASML Holding NV(a)	13,851	2,635,728
BE Semiconductor Industries NV(a)	2,002	138,719
Dialog Semiconductor plc*	1,964	42,083
Disco Corp.	800	140,955
Infineon Technologies AG	34,830	895,497
IQE plc* (a)	30,932	44,820
Japan Material Co. Ltd.	3,900	51,786
Landing International Development Ltd.*	8,280,000	189,902
Lasertec Corp.	500	16,678
Melexis NV	495	47,277
Nordic Semiconductor ASA*	4,999	31,637
Nova Measuring Instruments Ltd.*	800	21,000
NuFlare Technology, Inc.	3,800	251,423
Rohm Co. Ltd.	2,200	205,474
Sanken Electric Co. Ltd.	30,000	193,009
SCREEN Holdings Co. Ltd.	1,800	148,211
Shindengen Electric Manufacturing Co. Ltd.	8,100	510,761
Shinko Electric Industries Co. Ltd.	5,800	45,425
Siltronic AG	754	121,798
SMA Solar Technology AG	992	61,305
SOITEC*	816	66,548
STMicroelectronics NV	26,082	571,002
SUMCO Corp.	4,100	101,240
Tokyo Electron Ltd.	4,700	904,350
Tokyo Seimitsu Co. Ltd.	1,400	53,544
Tower Semiconductor Ltd.*	3,423	90,068
Ulvac, Inc.	1,700	91,506
		8,210,893
Software – 0.9%
Altium Ltd.	5,461	83,764
AVEVA Group plc	3,390	100,575
BasWare OYJ*	532	26,353
BlackBerry Ltd.*	14,355	150,498

Investments	Shares	Value
Software – (continued)
Blue Prism Group plc* (a)	912	$17,636
Capcom Co. Ltd.(a)	2,600	49,968
CLX Communications AB* (a) (c)	4,104	30,934
COLOPL, Inc.(a)	3,000	22,728
Constellation Software, Inc.	652	466,707
Dassault Systemes SE	4,131	535,293
Descartes Systems Group, Inc. (The)*	4,000	118,413
Enghouse Systems Ltd.	1,672	86,838
Fidessa Group plc	1,795	97,163
F-Secure OYJ	3,724	16,670
Fuji Soft, Inc.	1,600	61,924
Gemalto NV	5,670	341,703
GungHo Online Entertainment, Inc.	9,300	28,132
Hilan Ltd.	1,569	34,460
IGG, Inc.	75,000	114,293
IRESS Ltd.(a)	5,425	42,875
Justsystems Corp.	5,600	132,803
Kinaxis, Inc.*	1,436	92,963
Koei Tecmo Holdings Co. Ltd.	1,440	29,728
Konami Holdings Corp.	2,200	108,165
LINE Corp.* (a)	900	32,858
Micro Focus International plc	11,549	199,315
Miroku Jyoho Service Co. Ltd.	1,000	28,513
MYOB Group Ltd.(a)	24,213	59,401
Nemetschek SE	770	92,845
Nexon Co. Ltd.*	9,800	142,668
Nice Ltd.*	2,136	202,682
Nintendo Co. Ltd.	3,500	1,476,765
NSD Co. Ltd.	2,580	53,946
Open Text Corp.	11,421	403,849
Oracle Corp. Japan	800	65,798
Paradox Interactive AB	952	13,872
RIB Software SE	1,376	36,541
Sage Group plc (The)	35,154	307,560
SAP SE	31,752	3,545,487
SimCorp A/S	2,552	185,896
Software AG	1,320	65,165
Sophos Group plc(c)	11,880	81,651
Square Enix Holdings Co. Ltd.	1,800	75,010
Systena Corp.	1,300	49,422

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Temenos Group AG (Registered)*	1,377	$174,299
Trend Micro, Inc.	2,500	149,874
Ubisoft Entertainment SA*	2,091	200,238
WiseTech Global Ltd.(a)	4,953	37,537
		10,471,778
Specialty Retail – 2.2%
ABC-Mart, Inc.	700	46,123
Adastria Co. Ltd.(a)	25,900	450,188
Alpen Co. Ltd.(a)	10,600	232,875
AOKI Holdings, Inc.	36,500	559,383
Aoyama Trading Co. Ltd.	2,000	77,039
AP Eagers Ltd.(a)	57,657	382,562
Arcland Sakamoto Co. Ltd.	27,800	438,753
Autobacs Seven Co. Ltd.	2,100	39,726
Automotive Holdings Group Ltd.(a)	180,171	459,687
BCA Marketplace plc(a)	685,584	1,799,815
Bic Camera, Inc.	4,100	67,369
Bilia AB, Class A(a)	55,276	458,053
Carasso Motors Ltd.	26,068	163,093
Card Factory plc	13,295	42,191
CECONOMY AG	10,028	112,629
Chiyoda Co. Ltd.	2,800	67,272
Chow Sang Sang Holdings International Ltd.	345,000	757,850
DCM Holdings Co. Ltd.(a)	99,200	988,147
Delek Automotive Systems Ltd.	37,179	266,812
Dixons Carphone plc	80,387	224,764
Dufry AG (Registered)* (a)	339	48,235
Dunelm Group plc	25,839	200,724
EDION Corp.(a)	77,000	904,930
Esprit Holdings Ltd.* (a)	146,700	50,842
Fast Retailing Co. Ltd.	1,900	837,094
Fenix Outdoor International AG	366	44,290
Fielmann AG	603	49,614
Fnac Darty SA*	15,393	1,655,206
Geo Holdings Corp.	28,600	468,891
Giordano International Ltd.	1,082,000	664,510
Halfords Group plc	178,605	931,854

Investments	Shares	Value
Specialty Retail – (continued)
Hennes & Mauritz AB, Class B(a)	31,266	$535,774
Hikari Tsushin, Inc.	600	97,382
Hornbach Baumarkt AG	4,743	159,594
Hornbach Holding AG & Co. KGaA	7,209	580,951
IDOM, Inc.	32,400	234,506
Industria de Diseno Textil SA	38,151	1,188,304
JB Hi-Fi Ltd.(a)	4,982	96,649
JD Sports Fashion plc	8,615	46,396
JINS, Inc.	900	48,855
Joshin Denki Co. Ltd.	5,800	240,110
Joyful Honda Co. Ltd.	4,200	148,348
Kingfisher plc	87,480	366,050
Kohnan Shoji Co. Ltd.(a)	24,300	634,010
Komeri Co. Ltd.	1,000	26,721
K’s Holdings Corp.	6,000	86,744
Leon’s Furniture Ltd.	21,951	290,751
LIXIL VIVA Corp.	16,200	300,979
Luk Fook Holdings International Ltd.	16,672	69,996
Maisons du Monde SA(c)	2,216	90,174
Mekonomen AB* (a)	22,842	350,611
Nishimatsuya Chain Co. Ltd.	1,300	15,967
Nitori Holdings Co. Ltd.	2,300	388,430
Nojima Corp.	32,400	801,524
PAL GROUP Holdings Co. Ltd.	9,800	268,677
Pets at Home Group plc(a)	323,662	682,068
Premier Investments Ltd.(a)	6,508	77,373
Sa Sa International Holdings Ltd.	197,119	123,070
Shimachu Co. Ltd.	9,500	306,900
Shimamura Co. Ltd.	700	81,563
Sleep Country Canada Holdings, Inc.(c)	1,952	53,690
Sports Direct International plc*	25,620	142,139
Super Retail Group Ltd.(a)	99,568	541,896
Superdry plc	6,540	135,568
T-Gaia Corp.(a)	7,600	212,529
United Arrows Ltd.	4,400	162,248
USS Co. Ltd.	6,200	130,374
Valora Holding AG (Registered)*	185	62,047
VT Holdings Co. Ltd.(a)	71,800	327,422

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
WH Smith plc	3,320	$89,215
Xebio Holdings Co. Ltd.	5,000	94,357
Yamada Denki Co. Ltd.	43,200	226,610
Yellow Hat Ltd.	16,300	484,866
		24,491,959
Technology Hardware, Storage & Peripherals – 0.7%
Brother Industries Ltd.	16,500	355,257
Canon, Inc.	33,700	1,167,220
China Goldjoy Group Ltd.	432,000	28,623
Eizo Corp.	17,600	826,722
Elecom Co. Ltd.	13,700	307,741
FUJIFILM Holdings Corp.	24,300	978,218
Konica Minolta, Inc.	27,000	231,940
Logitech International SA (Registered)	3,669	136,693
Maxell Holdings Ltd.	38,900	767,513
MCJ Co. Ltd.(a)	32,400	430,816
Melco Holdings, Inc.	8,100	297,944
NEC Corp.	11,700	321,302
Neopost SA	31,509	851,227
Ricoh Co. Ltd.	19,300	188,899
Riso Kagaku Corp.	1,700	34,054
S&T AG	228	5,895
Seiko Epson Corp.	16,400	307,992
Toshiba TEC Corp.	19,000	108,695
		7,346,751
Textiles, Apparel & Luxury Goods – 1.5%
adidas AG	5,670	1,396,816
Asics Corp.(a)	12,200	231,011
Brunello Cucinelli SpA	1,556	51,887
Burberry Group plc	14,175	356,019
Canada Goose Holdings, Inc.* (a)	1,976	73,270
Cie Financiere Richemont SA (Registered)	16,362	1,562,977
Coats Group plc	70,992	77,345
Delta-Galil Industries Ltd.	8,505	244,189
Descente Ltd.	2,800	47,313
Geox SpA	2,964	9,991
Gildan Activewear, Inc.	7,776	226,859

Investments	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Global Brands Group Holding Ltd.*	4,508,000	$224,014
Goldwin, Inc.	1,200	75,888
Gunze Ltd.	700	43,052
Hermes International	956	618,870
HUGO BOSS AG	1,634	153,593
Japan Wool Textile Co. Ltd. (The)	60,500	630,848
Kering SA(a)	2,349	1,361,134
Kurabo Industries Ltd.	186,000	615,326
Li & Fung Ltd.	272,000	137,590
Luxottica Group SpA	5,589	349,516
LVMH Moet Hennessy Louis Vuitton SE(a)	8,343	2,916,148
Moncler SpA	3,061	138,464
Onward Holdings Co. Ltd.	6,000	49,568
OVS SpA(c)	142,074	605,938
Pacific Textiles Holdings Ltd.	729,000	668,786
Pandora A/S(a)	6,561	731,358
Puma SE	13	6,353
Regina Miracle International Holdings Ltd.(a) (c)	20,000	17,201
Salvatore Ferragamo SpA	2,964	87,809
Samsonite International SA	36,300	164,658
Seiko Holdings Corp.	24,500	639,676
Seiren Co. Ltd.	51,900	1,002,665
Stella International Holdings Ltd.	434,000	512,621
Swatch Group AG (The)(a)	600	290,029
Swatch Group AG (The) (Registered)	1,997	178,840
Ted Baker plc	3,685	135,212
Texwinca Holdings Ltd.(a)	374,000	188,233
Tod’s SpA(a)	1,055	81,578
TSI Holdings Co. Ltd.	4,800	38,382
Wacoal Holdings Corp.	1,500	45,511
Yondoshi Holdings, Inc.	1,400	34,493
Yue Yuen Industrial Holdings Ltd.	19,000	54,108
		17,075,139
Thrifts & Mortgage Finance – 0.7%
Aareal Bank AG	52,731	2,642,674

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
Deutsche Pfandbriefbank AG(c)	98,334	$1,596,768
Equitable Group, Inc.	9,396	424,522
First National Financial Corp.(a)	11,421	236,536
Genworth MI Canada, Inc.(a)	1,216	39,365
Genworth Mortgage Insurance Australia Ltd.(a)	207,846	363,991
OneSavings Bank plc	171,396	937,207
Paragon Banking Group plc	197,802	1,424,875
		7,665,938
Tobacco – 0.7%
British American Tobacco plc	72,981	4,019,810
Imperial Brands plc	54,756	1,964,266
Japan Tobacco, Inc.	34,400	923,149
Scandinavian Tobacco Group A/S(c)	51,273	858,063
Swedish Match AB	6,075	273,768
		8,039,056
Trading Companies & Distributors – 2.0%
AddTech AB, Class B	4,329	90,412
Advan Co. Ltd.	6,400	58,546
Ashtead Group plc	15,876	444,552
BayWa AG	12,312	430,642
Beijer Ref AB	3,795	58,694
Bossard Holding AG (Registered), Class A	174	35,823
Brenntag AG	4,698	269,729
Bunzl plc	7,372	214,347
Cramo OYJ	29,346	690,680
Diploma plc	5,549	92,173
Ferguson plc	7,614	585,183
Finning International, Inc.	4,307	108,821
Grafton Group plc	31,914	330,555
Hanwa Co. Ltd.	4,200	183,852
Howden Joinery Group plc	34,204	224,577
IMCD NV	2,440	150,496
Inaba Denki Sangyo Co. Ltd.	1,000	42,815
Inabata & Co. Ltd.(a)	12,200	187,306
Indutrade AB	2,198	52,141

Investments	Shares	Value
Trading Companies & Distributors – (continued)
ITOCHU Corp.(a)	90,300	$1,810,539
Iwatani Corp.(a)	2,197	81,214
Japan Pulp & Paper Co. Ltd.	9,600	399,177
Kanamoto Co. Ltd.	33,523	1,150,367
Kanematsu Corp.	87,800	1,344,782
Kloeckner & Co. SE	5,624	68,629
Marubeni Corp.	100,200	754,716
MISUMI Group, Inc.	8,600	238,136
Mitani Corp.	13,300	632,031
Mitsubishi Corp.	89,700	2,481,352
Mitsui & Co. Ltd.	98,000	1,770,135
MonotaRO Co. Ltd.(a)	1,400	48,938
Nagase & Co. Ltd.	4,900	83,872
Nippon Steel & Sumikin Bussan Corp.	600	32,954
Nishio Rent All Co. Ltd.	17,300	515,403
Ramirent OYJ	65,934	575,952
Reece Ltd.(a)	5,500	44,008
Rexel SA	17,577	272,889
Richelieu Hardware Ltd.	5,260	113,698
Russel Metals, Inc.	53,541	1,218,711
Seven Group Holdings Ltd.(a)	10,640	146,416
SIG plc	432,054	850,383
Sojitz Corp.	66,500	219,388
Sumitomo Corp.	67,100	1,207,708
Tai United Holdings Ltd.	1,140,000	116,204
Toromont Industries Ltd.	3,554	155,889
Toyota Tsusho Corp.	17,100	614,928
Travis Perkins plc(a)	13,689	239,264
Yamazen Corp.	83,200	842,455
		22,281,482
Transportation Infrastructure – 0.5%
Abertis Infraestructuras SA	20,574	453,898
Aena SME SA(c)	2,430	502,337
Aeroports de Paris	1,493	329,021
Ansaldo STS SpA*	2,145	32,136
ASTM SpA	8,343	230,328
Atlantia SpA	12,798	425,220
Auckland International Airport Ltd.	22,540	101,325
BBA Aviation plc	32,469	143,018
Enav SpA(c)	12,657	69,182

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Flughafen Zurich AG (Registered)	461	$96,866
Fraport AG Frankfurt Airport Services Worldwide	880	85,483
Getlink SE	16,112	227,564
Hamburger Hafen und Logistik AG	1,220	29,436
Hong Kong Aircraft Engineering Co. Ltd.	35,200	201,828
Kamigumi Co. Ltd.	6,500	146,722
Macquarie Atlas Roads Group(a)	22,838	110,848
Mitsubishi Logistics Corp.(a)	2,900	67,103
Nissin Corp.	16,200	420,600
Port of Tauranga Ltd.	5,225	18,003
Qube Holdings Ltd.(a)	18,012	31,272
SATS Ltd.	19,000	79,499
Societa Iniziative Autostradali e Servizi SpA	4,167	88,608
Sumitomo Warehouse Co. Ltd. (The)	123,000	844,167
Sydney Airport	30,020	161,570
Transurban Group	69,789	611,091
Westshore Terminals Investment Corp.	5,020	86,816
		5,593,941
Water Utilities – 0.0%(e)
Pennon Group plc	22,842	217,776
Severn Trent plc	1,632	43,608
United Utilities Group plc	31,509	322,541
		583,925
Wireless Telecommunication Services – 0.8%
1&1 Drillisch AG	979	71,088
Cellcom Israel Ltd.*	5,408	37,051
Freenet AG	8,019	255,003
KDDI Corp.	58,600	1,572,842
M1 Ltd.(a)	307,800	420,768
Millicom International Cellular SA, SDR	1,468	98,057
NTT DOCOMO, Inc.	42,800	1,108,869

Investments	Shares	Value
Wireless Telecommunication Services – (continued)
Okinawa Cellular Telephone Co.	11,000	$410,144
Orange Belgium SA	3,344	69,573
Partner Communications Co. Ltd.*	8,040	33,207
Rogers Communications, Inc., Class B	10,287	486,365
SmarTone Telecommunications Holdings Ltd.	166,740	176,762
SoftBank Group Corp.	27,641	2,147,372
Tele2 AB, Class B	8,165	106,463
Vodafone Group plc	853,011	2,486,077
		9,479,641
Total Common Stocks (Cost $926,758,765)		1,095,213,127

CLOSED END FUNDS – 0.1%
Capital Markets – 0.1%
HBM Healthcare Investments AG Class A* (Cost $595,252)	5,589	880,780
	Number of Rights
RIGHTS – 0.0%(e)
Construction Materials – 0.0%(e)
Breedon Group plc, expiring 5/9/2018, price 0.77 GBP* (b)	256	26
Hotels, Restaurants & Leisure – 0.0%(e)
GVC Holdings plc, CVR* ‡ (b)	96,369	19,910
Total Rights (Cost $–)		19,936
	Shares
INVESTMENT COMPANIES – 0.0%(e)
OceanaGold Corp.* (Cost $3,133)	1,000	2,699

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(f) – 1.5%
REPURCHASE AGREEMENTS – 1.5%
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $1,000,054, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $1,091,258	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $5,242,579, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $5,314,577	5,242,330	5,242,330
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $2,000,108, collateralized by various Common Stocks; total market value $2,236,976	2,000,000	2,000,000
Mizuho Securities USA, Inc., 1.72%, dated 4/30/2018, due 5/1/2018, repurchase price $5,000,239, collateralized by various U.S. Treasury Securities, ranging from 1.00% – 2.75%, maturing 6/30/2019 – 2/15/2028; total market value $5,081,377	5,000,000	5,000,000

Investments	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $3,000,155, collateralized by various Common Stocks; total market value $3,313,816	$3,000,000	$3,000,000
		16,242,330
Total Securities Lending Reinvestments (Cost $16,242,330)		16,242,330
Total Investments – 99.7% (Cost $943,599,480)		1,112,358,872
Other Assets Less Liabilities – 0.3%		3,571,297
NET ASSETS – 100.0%		$1,115,930,169

*	Non-income producing security.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $90,403,397, collateralized in the form of cash with a value of $16,242,330 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $21,382,700 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.13%, and maturity dates ranging from May 17, 2018 – November 15, 2047 and $59,328,928 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 8, 2018 – November 2, 2086; a total value of $96,953,958.

(b)

Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $299,722, which represents approximately 0.03% of net assets of the Fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(e)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

(f)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $16,242,330.

Percentages shown are based on Net Assets.

Abbreviations

CHDI – Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA – Dutch Certification

CVR – Contingent Value Rights

DI – Depositary Interest

FDR – Fiduciary Depositary Receipt

GBP – British Pound

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

SDR – Swedish Depositary Receipt

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,399,121
Aggregate gross unrealized depreciation	(32,602,239)
Net unrealized appreciation	$158,796,882
Federal income tax cost	$954,277,296

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation*
Long Contracts
EURO STOXX 50 Index	161	06/15/2018	EUR	$6,757,632	$262,200
FTSE 100 Index	38	06/15/2018	GBP	3,904,512	176,702
Hang Seng Index	3	05/30/2018	HKD	586,086	7,600
S&P/TSX 60 Index	16	06/14/2018	CAD	2,296,252	30,311
SGX Nikkei 225 Index	55	06/07/2018	JPY	5,658,327	332,418
SPI 200 Index	16	06/21/2018	AUD	1,801,374	20,747
					$829,978

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	825,668	Morgan Stanley	USD	635,297	06/20/2018	$9,542
USD	570,000	Toronto-Dominion Bank (The)	AUD	736,823	06/20/2018	13,726
USD	540,000	Toronto-Dominion Bank (The)	CAD	678,153	06/20/2018	10,368
USD	250,000	Toronto-Dominion Bank (The)	CHF	236,400	06/20/2018	10,137
USD	390,000	Citibank NA	DKK	2,338,011	06/20/2018	9,371
USD	741,600	Toronto-Dominion Bank (The)	EUR	592,347	06/20/2018	23,175
USD	2,008,000	Toronto-Dominion Bank (The)	JPY	211,299,547	06/20/2018	70,326
USD	2,926	Citibank NA	SGD	3,828	06/20/2018	32
Total unrealized appreciation						$146,677

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	391,851	Citibank NA	USD	306,795	06/20/2018	$(10,962)
CHF	251,408	Citibank NA	USD	267,360	06/20/2018	(12,269)
EUR	1,635,864	Citibank NA	USD	2,033,655	06/20/2018	(49,607)
EUR	1,127,135	Toronto-Dominion Bank (The)	USD	1,400,000	06/20/2018	(32,960)
GBP	175,950	Bank of New York	USD	250,000	06/20/2018	(7,065)
GBP	192,963	Societe Generale	USD	270,366	06/20/2018	(3,941)
GBP	636,235	Toronto-Dominion Bank (The)	USD	900,000	06/20/2018	(21,546)
JPY	76,316,590	Bank of Montreal	USD	700,000	06/20/2018	(157)
JPY	329,922,784	Citibank NA	USD	3,130,982	06/20/2018	(105,501)
JPY	64,099,320	Toronto-Dominion Bank (The)	USD	600,000	06/20/2018	(12,192)
SEK	618,850	Societe Generale	USD	76,208	06/20/2018	(5,149)
Total unrealized depreciation						$(261,349)
Net unrealized depreciation						$(114,672)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Australia	5.8%
Austria	0.5
Belgium	1.0
Canada	8.3
Denmark	1.1
Finland	1.1
France	7.2
Germany	7.3
Hong Kong	2.9
Ireland	0.4
Israel	0.9
Italy	2.5
Japan	26.7
Netherlands	2.6
New Zealand	0.4
Norway	1.1
Portugal	0.4
Singapore	1.4
Spain	3.0
Sweden	2.7
Switzerland	4.8
United Kingdom	16.1
Other[1]	1.8
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.2%
Aerospace & Defense – 0.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	8,008	$49,641
AviChina Industry & Technology Co. Ltd., Class H	60,000	38,149
Bharat Electronics Ltd.	37,920	74,545
Embraer SA	41,200	261,538
Hanwha Aerospace Co. Ltd.*	1,767	39,871
Korea Aerospace Industries Ltd.*	3,648	147,553
LIG Nex1 Co. Ltd.	430	15,923
United Aircraft Corp. PJSC* ^	25,155,036	269,622
		896,842
Air Freight & Logistics – 0.4%
Allcargo Logistics Ltd.	3,182	6,665
Aramex PJSC	24,595	27,118
Blue Dart Express Ltd.	318	17,576
GD Express Carrier Bhd.	51,838	6,606
Gulf Warehousing Co.	1,548	18,180
Hyundai Glovis Co. Ltd.	2,760	435,429
Kerry TJ Logistics Co. Ltd.	14,000	19,022
Pos Malaysia Bhd.	20,800	19,562
Sinotrans Ltd., Class H	3,888,000	2,244,149
		2,794,307
Airlines – 0.6%
Aegean Airlines SA	1,456	16,448
Aeroflot PJSC	71,160	162,714
Air Arabia PJSC	286,680	95,218
Air China Ltd., Class H	240,000	320,479
AirAsia Bhd.	200,600	196,842
Asiana Airlines, Inc.*	186,600	925,968
Azul SA (Preference)*	12,000	125,240
Bangkok Airways PCL, NVDR	52,000	25,044
Cebu Air, Inc.	375,600	642,337
China Airlines Ltd.*	360,000	132,020
China Eastern Airlines Corp. Ltd., Class H	176,000	146,662
China Southern Airlines Co. Ltd., Class H	240,000	259,931

Investments	Shares	Value
Airlines – (continued)
Controladora Vuela Cia de Aviacion SAB de CV, Class A* (a)	23,900	$14,875
Eva Airways Corp.	104,000	56,066
Gol Linhas Aereas Inteligentes SA (Preference)*	3,500	19,489
Grupo Aeromexico SAB de CV*	10,400	14,480
Hanjin Kal Corp.	5,520	126,623
InterGlobe Aviation Ltd.(b)	5,040	105,935
Jeju Air Co. Ltd.	172	7,883
Jet Airways India Ltd.*	1,248	12,028
Korean Air Lines Co. Ltd.	6,000	191,845
Latam Airlines Group SA	23,040	354,285
SpiceJet Ltd.*	7,072	13,744
Thai Airways International PCL, NVDR*	31,200	16,015
Turk Hava Yollari AO*	90,120	370,434
		4,352,605
Auto Components – 1.5%
Actron Technology Corp.*	3,000	10,545
Apollo Tyres Ltd.	14,352	63,298
Asahi India Glass Ltd.	3,952	21,513
Balkrishna Industries Ltd.	5,520	105,470
Bharat Forge Ltd.	11,640	135,114
Bosch Ltd.	480	139,561
Cayman Engley Industrial Co. Ltd.	1,000	5,104
Ceat Ltd.	936	22,305
Chaowei Power Holdings Ltd.(a)	1,080,000	606,861
Cheng Shin Rubber Industry Co. Ltd.	120,000	194,278
China First Capital Group Ltd.*	158,000	144,345
Cub Elecparts, Inc.	2,489	32,178
Depo Auto Parts Ind Co. Ltd.	200,000	541,463
Endurance Technologies Ltd.(b)	1,456	27,794
Exide Industries Ltd.	15,469	57,551
Fuyao Glass Industry Group Co. Ltd., Class H(b)	27,600	95,127
Global PMX Co. Ltd.	1,000	6,033

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Halla Holdings Corp.	14,400	$690,305
Hankook Tire Co. Ltd.	9,960	461,141
Hanon Systems	9,600	97,973
Hiroca Holdings Ltd.	10,000	34,813
Hota Industrial Manufacturing Co. Ltd.	9,826	43,839
Hu Lane Associate, Inc.	3,000	14,145
Hyundai Mobis Co. Ltd.	8,760	2,034,062
Hyundai Wia Corp.	2,040	102,568
Iron Force Industrial Co. Ltd.	3,060	9,267
Kenda Rubber Industrial Co. Ltd.	29,307	33,926
Kumho Tire Co., Inc.*	3,552	20,686
Macauto Industrial Co. Ltd.	6,000	28,290
Mahindra CIE Automotive Ltd.*	6,379	23,881
Mando Corp.	360	76,513
Minda Industries Ltd.	1,718	28,397
Minth Group Ltd.	42,000	200,682
Motherson Sumi Systems Ltd.	38,760	204,834
MRF Ltd.	36	43,117
Nan Kang Rubber Tire Co. Ltd.	20,000	16,900
Nemak SAB de CV(b)	62,400	46,878
Nexen Corp.	41,280	277,893
Nexen Tire Corp.	3,532	39,849
Nexteer Automotive Group Ltd.*	44,000	68,734
S&T Motiv Co. Ltd.	16,440	504,875
Sebang Global Battery Co. Ltd.	11,640	354,197
SL Corp.	25,920	538,761
Sri Trang Agro-Industry PCL, NVDR	20,800	7,777
Sundaram-Clayton Ltd.	312	23,678
Sundram Fasteners Ltd.	3,224	28,844
Tianneng Power International Ltd.	1,296,000	1,882,509
Tong Yang Industry Co. Ltd.	27,400	49,639
Tung Thih Electronic Co. Ltd.	3,000	11,052
Tupy SA	3,600	19,509
TYC Brother Industrial Co. Ltd.	309,000	306,530
WABCO India Ltd.	172	20,882
		10,555,486

Investments	Shares	Value
Automobiles – 2.0%
Astra International Tbk. PT	1,200,000	$616,712
BAIC Motor Corp. Ltd., Class H(a) (b)	120,000	117,122
Bajaj Auto Ltd.	3,720	164,574
Brilliance China Automotive Holdings Ltd.	174,000	313,935
BYD Co. Ltd., Class H(a)	39,500	277,568
China Motor Corp.	61,000	57,626
Chongqing Changan Automobile Co. Ltd., Class B	1,632,000	1,530,471
Dongfeng Motor Group Co. Ltd., Class H	346,000	384,873
DRB-Hicom Bhd.	1,164,000	643,782
Ford Otomotiv Sanayi A/S	3,527	48,716
Geely Automobile Holdings Ltd.	291,000	778,645
Great Wall Motor Co. Ltd., Class H(a)	388,500	407,397
Guangzhou Automobile Group Co. Ltd., Class H(a)	256,000	472,972
Hero MotoCorp Ltd.	6,000	335,533
Honda Atlas Cars Pakistan Ltd.	6,300	26,248
Hyundai Motor Co.	18,960	2,840,316
Hyundai Motor Co. (2nd Preference)	4,560	490,988
Hyundai Motor Co. (3rd Preference)	312	26,641
Hyundai Motor Co. (Preference)	2,520	243,022
Jiangling Motors Corp. Ltd., Class B	120,000	166,203
Kia Motors Corp.	33,720	1,045,019
Mahindra & Mahindra Ltd.	36,720	480,485
Maruti Suzuki India Ltd.	7,200	950,969
Oriental Holdings Bhd.	10,400	16,620
Sanyang Motor Co. Ltd.	1,230,000	881,348
Ssangyong Motor Co.*	70,320	332,490
Tata Motors Ltd.*	60,120	306,635
Tata Motors Ltd., Class A*	25,527	73,246
Tofas Turk Otomobil Fabrikasi A/S	6,639	40,860
TVS Motor Co. Ltd.	7,446	74,460
UMW Holdings Bhd.*	20,800	32,392
Yadea Group Holdings Ltd.(b)	40,000	13,761

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Automobiles – (continued)
Yulon Motor Co. Ltd.	120,000	$91,866
Yulon Nissan Motor Co. Ltd.	8,000	69,221
		14,352,716
Banks – 17.4%
Abu Dhabi Commercial Bank PJSC	196,320	375,735
AFFIN Holdings Bhd.	37,910	24,349
Agricultural Bank of China Ltd., Class H	3,360,000	1,909,419
Akbank Turk A/S	258,408	537,761
Akbank Turk A/S, ADR	20,016	83,166
Al Khalij Commercial Bank PQSC	275,070	832,538
Alior Bank SA*	7,920	160,604
Allahabad Bank*	6,448	4,744
Alliance Bank Malaysia Bhd.	108,000	119,740
Alpha Bank AE*	81,960	216,863
AMMB Holdings Bhd.	180,000	178,922
Andhra Bank*	8,008	4,770
Axis Bank Ltd.	106,837	828,091
Banco Bradesco SA*	109,160	998,424
Banco Bradesco SA (Preference)*	422,360	4,186,422
Banco Davivienda SA (Preference)	196,080	2,356,682
Banco de Bogota SA	12,360	305,822
Banco de Chile	1,584,840	262,421
Banco de Credito e Inversiones SA	2,785	210,933
Banco del Bajio SA(b)	10,400	22,088
Banco do Brasil SA*	136,800	1,439,505
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	316,500	1,823,117
Banco Santander Brasil SA	24,000	262,247
Banco Santander Chile	3,806,760	316,877
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	96,000	141,683
Bancolombia SA	34,680	409,904

Investments	Shares	Value
Banks – (continued)
Bancolombia SA (Preference)	57,000	$675,747
Bangkok Bank PCL, NVDR	48,500	296,594
Bank Al Habib Ltd.	52,000	33,255
Bank Alfalah Ltd.	1,380,000	619,370
Bank Central Asia Tbk. PT	660,000	1,048,410
Bank Danamon Indonesia Tbk. PT	135,200	64,624
Bank Handlowy w Warszawie SA	2,012	47,662
Bank Mandiri Persero Tbk. PT	1,116,000	571,536
Bank Millennium SA*	25,240	61,592
Bank Negara Indonesia Persero Tbk. PT	444,000	256,906
Bank of Ayudhya PCL, NVDR	101,000	125,610
Bank of Baroda	24,440	54,545
Bank of China Ltd., Class H	9,600,000	5,259,771
Bank of Chongqing Co. Ltd., Class H	999,000	759,918
Bank of Communications Co. Ltd., Class H	2,686,000	2,210,883
Bank of India*	13,000	20,267
Bank of the Philippine Islands	113,473	230,237
Bank of Zhengzhou Co. Ltd., Class H(b)	1,800,000	908,228
Bank Pan Indonesia Tbk. PT*	325,900	22,137
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	249,600	36,958
Bank Pembangunan Daerah Jawa Timur Tbk. PT	13,404,000	688,867
Bank Permata Tbk. PT*	5,484,000	218,769
Bank Polska Kasa Opieki SA	9,480	316,293
Bank Rakyat Indonesia Persero Tbk. PT	3,156,000	730,445
Bank Tabungan Negara Persero Tbk. PT	552,000	123,394
Bank Zachodni WBK SA	1,920	203,521
Barclays Africa Group Ltd.	53,160	779,233
BDO Unibank, Inc.	105,600	268,747
BIMB Holdings Bhd.	14,180	15,143
BNK Financial Group, Inc.	29,520	288,829
BOC Hong Kong Holdings Ltd.	209,000	1,087,841
Canara Bank	6,552	26,109
Capitec Bank Holdings Ltd.	3,720	264,947

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Central Bank of India*	39,520	$41,598
Chang Hwa Commercial Bank Ltd.	312,668	180,712
China Banking Corp.	51,084	34,303
China CITIC Bank Corp. Ltd., Class H	1,477,000	1,065,183
China Construction Bank Corp., Class H	13,640,000	14,459,886
China Development Financial Holding Corp.	840,000	319,402
China Everbright Bank Co. Ltd., Class H	406,000	204,339
China Merchants Bank Co. Ltd., Class H	480,000	2,116,141
China Minsheng Banking Corp. Ltd., Class H(a)	780,000	735,451
China Zheshang Bank Co. Ltd., Class H	136,000	83,178
Chong Hing Bank Ltd.	301,000	610,572
Chongqing Rural Commercial Bank Co. Ltd., Class H	309,000	238,200
CIMB Group Holdings Bhd.	293,310	538,252
City Union Bank Ltd.	8,796	24,231
Commercial Bank PQSC (The)	25,200	250,200
Commercial International Bank Egypt SAE	64,680	344,141
Corp. Bank*	9,672	4,362
Credicorp Ltd.	4,124	958,789
Credit Agricole Egypt SAE	11,960	31,184
Credit Bank of Moscow PJSC*	844,272	61,937
CTBC Financial Holding Co. Ltd.	2,448,000	1,758,234
DCB Bank Ltd.	1,720	5,028
DGB Financial Group, Inc.	19,920	223,810
Doha Bank QPSC	19,344	143,924
Dubai Islamic Bank PJSC	154,080	230,712
E.Sun Financial Holding Co. Ltd.	566,200	401,879
East West Banking Corp.	31,200	10,478
Eurobank Ergasias SA*	231,480	293,378
Far Eastern International Bank	366,555	123,273
Federal Bank Ltd.	92,280	135,917

Investments	Shares	Value
Banks – (continued)
First Abu Dhabi Bank PJSC	160,080	$540,406
First Financial Holding Co. Ltd.	600,000	413,702
Grupo Aval Acciones y Valores SA (Preference)	495,240	217,745
Grupo Elektra SAB de CV(a)	3,600	97,754
Grupo Financiero Banorte SAB de CV, Class O	163,100	1,016,176
Grupo Financiero Inbursa SAB de CV, Class O	132,000	218,991
Grupo Financiero Interacciones SA de CV, Class O	156,000	763,798
Grupo Security SA	129,688	66,146
Guangzhou Rural Commercial Bank Co. Ltd., Class H* (b)	1,361,000	920,831
Habib Bank Ltd.	84,000	141,514
Hana Financial Group, Inc.	37,080	1,657,759
Harbin Bank Co. Ltd., Class H(b)	5,520,000	1,505,151
Hong Leong Bank Bhd.	36,000	174,334
Hong Leong Financial Group Bhd.	12,600	62,558
Hua Nan Financial Holdings Co. Ltd.	514,911	312,394
Huishang Bank Corp. Ltd., Class H	86,000	41,640
ICICI Bank Ltd.	185,571	790,220
IDBI Bank Ltd.*	75,601	74,933
IDFC Bank Ltd.	56,935	41,247
Indian Bank	9,984	48,095
Indian Overseas Bank*	884,760	243,263
IndusInd Bank Ltd.	17,640	501,659
Industrial & Commercial Bank of China Ltd., Class H	9,840,000	8,751,403
Industrial Bank of Korea	33,960	535,767
ING Bank Slaski SA	2,040	114,700
Intercorp Financial Services, Inc.(b)	1,040	44,502
Itau CorpBanca	12,999,000	133,237
Itau Unibanco Holding SA (Preference)	412,200	6,028,707
Itausa – Investimentos Itau SA	48,000	191,989
Itausa – Investimentos Itau SA – P-RCT*	5,546	21,467

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Itausa – Investimentos Itau SA – RCT*	1,109	$4,512
Itausa – Investimentos Itau SA (Preference)	240,000	936,548
Jammu & Kashmir Bank Ltd. (The)*	417,120	355,933
JB Financial Group Co. Ltd.	217,440	1,252,054
Karnataka Bank Ltd. (The)	254,880	467,255
Karur Vysya Bank Ltd. (The)	12,376	20,194
Kasikornbank PCL, NVDR	66,100	409,460
KB Financial Group, Inc.	50,159	2,874,152
Kiatnakin Bank PCL, NVDR	48,000	112,167
King’s Town Bank Co. Ltd.	120,000	144,390
Komercni banka A/S	4,440	192,145
Kotak Mahindra Bank Ltd.	48,000	871,034
Krung Thai Bank PCL, NVDR	444,000	256,046
Kwangju Bank Co. Ltd.	39,120	410,228
LH Financial Group PCL, NVDR	290,449	14,817
Malayan Banking Bhd.	292,656	804,086
Masraf Al Rayan QSC	21,960	214,594
mBank SA*	840	102,946
MCB Bank Ltd.	60,000	108,428
Mega Financial Holding Co. Ltd.	620,000	550,082
Metropolitan Bank & Trust Co.	94,774	155,669
Moneta Money Bank A/S(b)	17,472	63,051
National Bank of Greece SA*	321,774	134,514
National Bank of Pakistan*	52,000	22,817
Nedbank Group Ltd.(a)	28,080	669,106
O-Bank Co. Ltd.	265,000	77,476
Oriental Bank of Commerce*	228,480	321,289
OTP Bank Nyrt	12,480	545,898
Philippine National Bank*	907,870	921,036
Piraeus Bank SA*	41,040	174,141
Postal Savings Bank of China Co. Ltd., Class H(b)	480,000	331,488
Powszechna Kasa Oszczednosci Bank Polski SA*	51,360	613,315
Public Bank Bhd.	147,400	894,130
Punjab National Bank*	22,568	32,259

Investments	Shares	Value
Banks – (continued)
Qatar International Islamic Bank QSC	2,042	$31,855
Qatar Islamic Bank SAQ	3,523	103,542
Qatar National Bank QPSC	13,560	562,362
RBL Bank Ltd.(b)	6,656	52,912
Regional SAB de CV	4,800	30,535
RHB Bank Bhd.	205,267	277,282
Rizal Commercial Banking Corp.	31,200	23,513
Sberbank of Russia PJSC	1,362,120	4,909,638
Sberbank of Russia PJSC (Preference)	126,240	393,340
Security Bank Corp.	13,750	55,532
Shengjing Bank Co. Ltd., Class H(b)	1,055,000	707,075
Shinhan Financial Group Co. Ltd.	59,760	2,666,134
Siam Commercial Bank PCL (The), NVDR	91,400	379,385
SinoPac Financial Holdings Co. Ltd.	1,363,900	493,256
Sociedad Matriz del Banco de Chile SA, Class B	297,840	158,322
South Indian Bank Ltd. (The)	1,621,440	642,599
Standard Bank Group Ltd.	163,832	2,812,654
State Bank of India	102,600	378,793
Syndicate Bank*	511,920	422,637
Taichung Commercial Bank Co. Ltd.	217,258	75,267
Taishin Financial Holding Co. Ltd.	1,239,959	605,594
Taiwan Business Bank	480,000	147,959
Taiwan Cooperative Financial Holding Co. Ltd.	491,160	286,364
Thanachart Capital PCL, NVDR	72,000	122,624
Tisco Financial Group PCL, NVDR	20,800	58,492
TMB Bank PCL, NVDR	1,320,000	98,707
Turkiye Garanti Bankasi A/S	266,640	604,084
Turkiye Halk Bankasi A/S	77,520	157,700
Turkiye Is Bankasi A/S, Class C	175,800	266,387
Turkiye Sinai Kalkinma Bankasi A/S	2,201,640	758,206

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Turkiye Vakiflar Bankasi TAO, Class D	120,360	$176,754
UCO Bank*	38,479	11,387
Union Bank of India*	20,270	28,975
Union Bank of Taiwan	231,356	75,851
Union Bank of the Philippines	16,100	28,389
Union National Bank PJSC	138,436	139,448
United Bank Ltd.	60,000	104,404
Vijaya Bank	406,560	388,346
VTB Bank PJSC	636,373,080	545,370
Woori Bank	69,240	1,040,496
Yapi ve Kredi Bankasi A/S*	99,480	97,394
Yes Bank Ltd.	101,280	549,346
Zhongyuan Bank Co. Ltd., Class H* (b)	2,007,000	629,085
		124,785,252
Beverages – 0.7%
Ambev SA (Preference)	258,700	1,730,502
Anadolu Efes Biracilik ve Malt Sanayii A/S	10,922	71,573
Anhui Gujing Distillery Co. Ltd., Class B	4,200	21,759
Arca Continental SAB de CV	25,000	172,052
Becle SAB de CV*	34,400	58,023
Carabao Group PCL, NVDR	13,100	22,414
Carlsberg Brewery Malaysia Bhd.	10,400	52,431
China Resources Beer Holdings Co. Ltd.	89,107	385,459
Cia Cervecerias Unidas SA	9,000	124,898
Coca-Cola Embonor SA (Preference), Class B	4,368	12,627
Coca-Cola Femsa SAB de CV, Series L	29,200	188,783
Coca-Cola Icecek A/S	5,040	44,557
Distell Group Ltd.	4,992	53,256
Embotelladora Andina SA (Preference), Class B	9,513	47,461
Emperador, Inc.	145,600	20,258
Fomento Economico Mexicano SAB de CV	126,400	1,216,612

Investments	Shares	Value
Beverages – (continued)
Fraser & Neave Holdings Bhd.	3,700	$33,912
Heineken Malaysia Bhd.	7,700	40,193
Hey Song Corp.	33,000	34,855
Hite Jinro Co. Ltd.	1,790	36,536
Lotte Chilsung Beverage Co. Ltd.	15	22,752
Muhak Co. Ltd.	761	12,077
Tibet Water Resources Ltd.*	52,000	22,461
Tsingtao Brewery Co. Ltd., Class H	18,000	93,575
United Breweries Ltd.	3,744	67,349
United Spirits Ltd.*	3,360	182,358
Varun Beverages Ltd.	774	7,585
Vina Concha y Toro SA	19,880	43,961
Yantai Changyu Pioneer Wine Co. Ltd., Class B	9,600	24,403
		4,844,682
Biotechnology – 0.4%
3SBio, Inc.* (b)	68,480	148,159
Amicogen, Inc.*	1,224	37,417
Biocon Ltd.	7,488	74,902
Celltrion, Inc.*	5,859	1,486,624
China Biologic Products Holdings, Inc.* (a)	1,300	112,931
Genexine Co. Ltd.*	650	67,066
Green Cross Cell Corp.	258	13,044
Green Cross Corp.	300	60,812
Green Cross Holdings Corp.	1,787	63,914
Hugel, Inc.*	104	49,145
iNtRON Biotechnology, Inc.*	460	19,338
Medy-Tox, Inc.	240	156,757
OBI Pharma, Inc.*	9,000	51,409
PharmaEngine, Inc.	4,172	19,882
PharmaEssentia Corp.*	11,000	67,666
Seegene, Inc.*	999	32,644
SillaJen, Inc.*	3,663	288,431
TaiMed Biologics, Inc.*	8,000	83,822
ViroMed Co. Ltd.*	775	157,097
		2,991,060

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Building Products – 0.3%
Astral Polytechnik Ltd.	1,823	$25,955
Cera Sanitaryware Ltd.	86	4,080
China Lesso Group Holdings Ltd.	104,000	80,436
Dynasty Ceramic PCL, NVDR	104,000	9,820
Elementia SAB de CV* (b)	10,400	9,258
IS Dongseo Co. Ltd.	26,400	808,277
Kajaria Ceramics Ltd.	2,608	21,340
KCC Corp.	360	131,792
Kyung Dong Navien Co. Ltd.	208	11,626
LG Hausys Ltd.	10,800	823,107
National Central Cooling Co. PJSC	66,664	31,942
Sintex Plastics Technology Ltd.*	29,114	23,447
Taiwan Glass Industry Corp.	56,000	37,666
Trakya Cam Sanayii A/S	43,056	49,673
		2,068,419
Capital Markets – 2.5%
B3 SA – Brasil Bolsa Balcao*	122,000	884,996
Banco BTG Pactual SA*	10,400	66,735
Bolsa Mexicana de Valores SAB de CV	24,100	46,295
Brait SE*	17,056	59,159
Bursa Malaysia Bhd.	17,700	32,571
Capital Securities Corp.	77,000	29,279
Care Ratings Ltd.	516	9,847
China Bills Finance Corp.	71,000	34,676
China Cinda Asset Management Co. Ltd., Class H	1,080,000	388,061
China Everbright Ltd.	94,000	208,403
China Galaxy Securities Co. Ltd., Class H(a)	420,000	278,279
China Huarong Asset Management Co. Ltd., Class H(b)	1,384,000	479,658
China International Capital Corp. Ltd., Class H(b)	48,000	109,599
China investment Fund International Holdings Co. Ltd.*	32,000	33,679

Investments	Shares	Value
Capital Markets – (continued)
China Merchants Securities Co. Ltd., Class H(b)	107,400	$151,078
China Minsheng Financial Holding Corp. Ltd.*	380,000	11,524
CITIC Securities Co. Ltd., Class H	134,500	331,783
Coronation Fund Managers Ltd.	16,810	99,887
CRISIL Ltd.	1,032	29,045
CSC Financial Co. Ltd., Class H(b)	1,440,000	1,192,623
Daishin Securities Co. Ltd.	68,400	880,577
Daishin Securities Co. Ltd. (Preference)	39,840	339,072
Daou Technology, Inc.	48,960	1,107,049
Dubai Financial Market PJSC	67,052	17,889
Edelweiss Financial Services Ltd.	26,040	111,901
Egypt Kuwait Holding Co. SAE	105,480	118,138
Egyptian Financial Group-Hermes Holding Co.	21,531	31,896
Everbright Securities Co. Ltd., Class H(b)	1,272,000	1,534,844
GF Securities Co. Ltd., Class H	181,400	322,201
Guotai Junan International Holdings Ltd.	142,800	43,122
Guotai Junan Securities Co. Ltd., Class H* (b)	72,000	169,719
Haitong Securities Co. Ltd., Class H	192,000	264,212
Hanwha Investment & Securities Co. Ltd.*	229,800	696,038
Huarong International Financial Holdings Ltd.*	66,650	13,163
Huatai Securities Co. Ltd., Class H(b)	96,000	195,957
IIFL Holdings Ltd.	10,800	124,263
Indiabulls Ventures Ltd.*	5,332	38,520
Investec Ltd.	38,040	300,054
Jih Sun Financial Holdings Co. Ltd.	94,813	28,297
JM Financial Ltd.	11,544	24,648
JSE Ltd.	4,205	65,858
KIWOOM Securities Co. Ltd.	1,440	159,768

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Korea Investment Holdings Co. Ltd.	5,280	$450,361
Kresna Graha Investama Tbk. PT*	187,300	8,818
Macquarie Korea Infrastructure Fund	21,360	178,992
Masterlink Securities Corp.	1,800,000	672,266
Meritz Securities Co. Ltd.	35,280	137,579
Mirae Asset Daewoo Co. Ltd.	23,160	212,073
Moscow Exchange MICEX-RTS PJSC	87,240	167,275
Motilal Oswal Financial Services Ltd.	1,976	29,069
Multi Commodity Exchange of India Ltd.	688	8,031
NH Investment & Securities Co. Ltd.	8,760	127,949
NH Investment & Securities Co. Ltd. (Preference)	1,352	12,051
Norte Grande SA	63,288,774	679,735
Orient Securities Co. Ltd., Class H(b)	1,488,000	1,285,464
OSK Holdings Bhd.	1,800,000	456,480
President Securities Corp.	32,943	16,590
PSG Konsult Ltd.	3,256	2,368
Samsung Securities Co. Ltd.	3,840	133,387
Shinyoung Securities Co. Ltd.*	208	11,393
Sociedad de Inversiones Oro Blanco SA	1,595,152	16,243
Warsaw Stock Exchange	1,040	11,710
Waterland Financial Holdings Co. Ltd.	149,140	52,172
Yuanta Financial Holding Co. Ltd.	1,487,929	714,129
Yuanta Securities Korea Co. Ltd.*	169,576	725,586
Zeder Investments Ltd.	1,821,000	904,392
		18,078,476
Chemicals – 3.7%
Acron PJSC	728	50,217
AECI Ltd.	200,040	1,888,112
Aekyung Petrochemical Co. Ltd.	26,160	358,826

Investments	Shares	Value
Chemicals – (continued)
AK Holdings, Inc.	9,720	$664,351
Akzo Nobel India Ltd.	832	24,019
Alexandria Mineral Oils Co.	905,778	571,543
Alpek SAB de CV	41,600	59,381
Asia Polymer Corp.	17,331	10,427
Asian Paints Ltd.	17,280	311,138
Barito Pacific Tbk. PT*	213,400	37,887
BASF India Ltd.	836	26,769
Batu Kawan Bhd.	26,400	123,808
Bayer CropScience Ltd.	562	39,630
Berger Paints India Ltd.	10,816	46,447
Braskem SA (Preference), Class A	12,000	157,066
Castrol India Ltd.	9,090	26,539
Chambal Fertilizers and Chemicals Ltd.	5,408	15,846
China General Plastics Corp.	600,000	647,931
China Lumena New Materials Corp.* ‡ (c)	888,000	—
China Man-Made Fiber Corp.*	2,040,000	677,782
China Petrochemical Development Corp.*	198,700	87,642
China Steel Chemical Corp.*	8,000	42,452
China Synthetic Rubber Corp.	30,901	44,493
Ciech SA*	47,040	763,918
Coremax Corp.	4,000	16,426
Coromandel International Ltd.	1,898	13,523
D&L Industries, Inc.	110,800	23,209
Dawood Hercules Corp. Ltd.	212,600	245,676
DCM Shriram Ltd.	1,872	9,326
Dongjin Semichem Co. Ltd.	1,144	15,156
Dongyue Group Ltd.	2,106,000	1,776,411
Eastern Polymer Group PCL, NVDR	52,200	11,578
Ecopro Co. Ltd.*	624	21,208
EID Parry India Ltd.*	1,204	4,950
Engro Corp. Ltd.	15,700	42,453
Engro Fertilizers Ltd.	69,500	43,401
Eternal Materials Co. Ltd.	43,000	41,276
Everlight Chemical Industrial Corp.	54,000	32,762
Fatima Fertilizer Co. Ltd.	1,167,500	319,529
Fauji Fertilizer Co. Ltd.	41,500	35,823

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Finolex Industries Ltd.	3,922	$38,521
Foosung Co. Ltd.*	1,768	15,593
Formosa Chemicals & Fibre Corp.	240,000	888,243
Formosa Plastics Corp.	279,000	985,433
Formosan Union Chemical	720,000	455,072
Fufeng Group Ltd.* (a)	144,000	80,731
Godrej Industries Ltd.	3,377	30,339
Grand Pacific Petrochemical	90,000	100,384
Green Seal Holding Ltd.	181,300	230,405
Grupa Azoty SA	1,999	30,523
Gujarat Fluorochemicals Ltd.	1,704	21,770
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,758	19,689
Hansol Chemical Co. Ltd.	528	34,951
Hanwha Chemical Corp.	13,200	357,792
Himadri Speciality Chemical Ltd.	7,638	16,880
Ho Tung Chemical Corp.*	1,560,000	433,941
Huabao International Holdings Ltd.	47,000	30,182
Huchems Fine Chemical Corp.	1,268	31,580
Hyosung Corp.	2,520	310,266
Indorama Ventures PCL, NVDR	113,900	217,442
Kansai Nerolac Paints Ltd.	7,592	56,985
Kolon Industries, Inc.	2,160	138,331
Korea Petrochemical Ind Co. Ltd.	512	132,069
Kumho Petrochemical Co. Ltd.	2,280	229,484
LCY Chemical Corp.	58,000	86,452
LG Chem Ltd.	2,799	943,439
LG Chem Ltd. (Preference)	480	92,580
Lotte Chemical Corp.	2,040	790,749
Lotte Chemical Titan Holding Bhd.* (b)	84,000	122,248
LOTTE Fine Chemical Co. Ltd.	32,400	2,081,026
Mexichem SAB de CV	60,000	186,624
Misr Fertilizers Production Co. SAE	1,204	7,134
Namhae Chemical Corp.	1,040	17,771
Nan Ya Plastics Corp.	340,000	937,725
Nantex Industry Co. Ltd.	497,600	421,303
OCI Co. Ltd.	1,080	157,745

Investments	Shares	Value
Chemicals – (continued)
Omnia Holdings Ltd.	2,184	$25,103
Oriental Union Chemical Corp.	34,000	36,774
Petkim Petrokimya Holding A/S*	51,480	90,923
Petronas Chemicals Group Bhd.	168,000	361,820
PhosAgro PJSC	4,320	171,495
PI Industries Ltd.	3,911	50,854
Pidilite Industries Ltd.	7,920	128,899
PTT Global Chemical PCL, NVDR	204,000	633,460
Rain Industries Ltd.	2,912	13,949
Rallis India Ltd.	3,030	10,008
Sasol Ltd.	35,040	1,257,384
Scientex Bhd.	8,700	16,874
Shinkong Synthetic Fibers Corp.	61,000	21,030
Sidi Kerir Petrochemicals Co.	267,240	455,583
Sinofert Holdings Ltd.*	172,000	20,601
Sinopec Shanghai Petrochemical Co. Ltd., Class H	416,000	277,749
SK Discovery Co. Ltd.	695	27,753
SK Materials Co. Ltd.	312	45,016
SKC Co. Ltd.	2,186	77,980
SKCKOLONPI, Inc.	520	21,106
Sociedad Quimica y Minera de Chile SA (Preference), Class B	5,640	309,706
Soda Sanayii A/S	27,772	32,996
Solar Industries India Ltd.	1,040	16,575
Songwon Industrial Co. Ltd.	28,680	777,385
Soulbrain Co. Ltd.	416	22,980
Supreme Industries Ltd.	1,204	24,996
Taekwang Industrial Co. Ltd.	52	63,196
Taiwan Fertilizer Co. Ltd.*	37,000	50,085
Taiwan Styrene Monomer	840,000	610,414
TSRC Corp.	34,000	34,360
UPC Technology Corp.	49,200	33,009
UPL Ltd.	22,390	244,851
USI Corp.	1,391,360	679,538
Wonik Materials Co. Ltd.*	86	4,871
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,000	62,346
		26,772,002

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – 0.3%
Blue Label Telecoms Ltd.	1,281,840	$1,276,321
China Everbright International Ltd.	155,000	218,826
Cleanaway Co. Ltd.	3,000	19,316
ECOVE Environment Corp.	1,000	5,881
Greentown Service Group Co. Ltd.(b)	68,000	56,925
KEPCO Plant Service & Engineering Co. Ltd.	1,144	54,305
Novus Holdings Ltd.	1	—	(d)
S-1 Corp.	1,080	99,198
Sunny Friend Environmental Technology Co. Ltd.	3,000	19,773
Taiwan Secom Co. Ltd.	11,165	33,586
Taiwan Shin Kong Security Co. Ltd.	8,240	10,778
		1,794,909
Communications Equipment – 0.4%
Accton Technology Corp.	27,000	62,420
Advanced Ceramic X Corp.	4,000	34,272
Alpha Networks, Inc.	514,000	347,456
Arcadyan Technology Corp.	263,000	504,017
BYD Electronic International Co. Ltd.(a)	34,000	52,246
Sangsangin Co. Ltd.*	60,720	1,239,358
Sercomm Corp.	26,000	70,566
Wistron NeWeb Corp.	29,503	69,603
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(b)	6,000	25,802
Zinwell Corp.	480,000	411,269
ZTE Corp., Class H* (a) (c)	48,000	156,570
		2,973,579
Construction & Engineering – 2.1%
Arabtec Holding PJSC	33,946	18,853
BES Engineering Corp.	55,000	14,110
Budimex SA	460	24,656
CH Karnchang PCL, NVDR	737	560
China Communications Construction Co. Ltd., Class H	548,000	635,403

Investments	Shares	Value
Construction & Engineering – (continued)
China Energy Engineering Corp. Ltd., Class H	720,000	$141,280
China Railway Construction Corp. Ltd., Class H	240,000	285,312
China Railway Group Ltd., Class H	480,000	385,920
China State Construction International Holdings Ltd.(a)	225,750	295,123
Continental Holdings Corp.	777,000	346,658
CTCI Corp.	63,000	106,361
Daelim Industrial Co. Ltd.	3,272	263,463
Daewoo Engineering & Construction Co. Ltd.*	25,680	152,678
Dilip Buildcon Ltd.(b)	1,768	30,794
Ekovest Bhd.	17,200	3,595
Engineers India Ltd.	7,880	18,755
Gamuda Bhd.	108,000	141,486
GE Power India Ltd.	602	7,667
GEK Terna Holding Real Estate Construction SA*	146,520	893,979
GMR Infrastructure Ltd.*	102,144	31,375
GS Engineering & Construction Corp.	7,560	288,796
Hindustan Construction Co. Ltd.*	9,460	3,345
Hong Kong International Construction Investment Management Group Co. Ltd.	1,532,000	404,070
Hyundai Development Co.-Engineering & Construction(c)	7,200	312,794
Hyundai Engineering & Construction Co. Ltd.	9,120	543,076
IJM Corp. Bhd.	180,000	136,715
IRB Infrastructure Developers Ltd.	276,360	1,166,269
Italian-Thai Development PCL, NVDR*	118,243	11,540
Kalpataru Power Transmission Ltd.	4,716	34,519
KEC International Ltd.	516	3,140
KEPCO Engineering & Construction Co., Inc.	602	20,770

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Larsen & Toubro Ltd.	19,984	$419,462
Larsen & Toubro Ltd., GDR(b)	296	6,231
Malaysian Resources Corp. Bhd.	83,200	21,842
Metallurgical Corp. of China Ltd., Class H	5,206,000	1,671,598
NBCC India Ltd.	22,256	34,981
NCC Ltd.	15,600	31,216
Orascom Construction Ltd.*	6,240	55,536
PP Persero Tbk. PT*	4,512,000	788,080
Run Long Construction Co. Ltd.*	280,000	524,293
Sadbhav Engineering Ltd.	3,224	18,458
Salfacorp SA	10,456	20,007
Samsung Engineering Co. Ltd.*	8,685	145,963
Sinopec Engineering Group Co. Ltd., Class H	2,176,000	2,245,800
Sino-Thai Engineering & Construction PCL, NVDR*	41,571	23,051
Sunway Construction Group Bhd.	25,800	14,795
Taeyoung Engineering & Construction Co. Ltd.	1,976	21,646
Tekfen Holding A/S	29,280	110,775
United Integrated Services Co. Ltd.*	352,000	762,618
Voltas Ltd.	5,928	57,068
Waskita Karya Persero Tbk. PT	219,600	34,883
WCT Holdings Bhd.*	34,400	10,784
Wijaya Karya Persero Tbk. PT*	111,166	12,665
Wilson Bayly Holmes-Ovcon Ltd.	101,040	1,289,087
		15,043,901
Construction Materials – 1.4%
ACC Ltd.	1,926	45,802
Ambuja Cements Ltd.	45,360	170,355
Anhui Conch Cement Co. Ltd., Class H	69,500	437,461
Asia Cement Corp.	125,020	134,162
BBMG Corp., Class H(a)	4,244,000	1,952,135
Birla Corp. Ltd.	1,883	21,560

Investments	Shares	Value
Construction Materials – (continued)
Cahya Mata Sarawak Bhd.	32,900	$33,961
Cementos Argos SA	26,160	92,481
Cementos Argos SA (Preference)	10,296	30,240
Cementos Pacasmayo SAA	4,992	12,533
CEMEX Latam Holdings SA*	7,998	24,658
Cemex SAB de CV*	846,048	527,030
Century Textiles & Industries Ltd.	1,872	35,413
China National Building Material Co. Ltd., Class H	480,050	567,625
China Resources Cement Holdings Ltd.	240,000	254,426
China Shanshui Cement Group Ltd.* (c)	541,000	34,466
Dalmia Bharat Ltd.	1,352	61,773
DG Khan Cement Co. Ltd.	408,000	512,710
Eagle Cement Corp.*	62,400	19,004
Fauji Cement Co. Ltd.	1,320,000	321,976
Goldsun Building Materials Co. Ltd.	73,000	23,810
Grasim Industries Ltd.	18,196	298,186
Grupo Argos SA	19,560	139,272
Grupo Argos SA (Preference)	9,984	59,003
Grupo Cementos de Chihuahua SAB de CV	6,500	37,670
Hanil Cement Co. Ltd.	9,480	1,473,414
India Cements Ltd. (The)	2,408	5,306
Indocement Tunggal Prakarsa Tbk. PT	108,000	137,596
JK Lakshmi Cement Ltd.	657	4,023
Lafarge Malaysia Bhd.*	23,500	25,156
Lucky Cement Ltd.	10,400	59,501
Maple Leaf Cement Factory Ltd.	480,000	287,244
OCL India Ltd.	2,388	50,571
POSCO Chemtech Co. Ltd.	1,144	39,417
PPC Ltd.*	54,720	38,354
Prism Cement Ltd.*	10,157	18,894
Qatar National Cement Co. QSC	29,739	450,046
Qatari Investors Group QSC	1,720	16,581
Ramco Cements Ltd. (The)	3,536	43,641
Semen Baturaja Persero Tbk. PT	86,000	25,900

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
Semen Indonesia Persero Tbk. PT*	180,000	$124,852
Shree Cement Ltd.	480	121,861
Siam Cement PCL (The), NVDR	16,950	251,350
Siam City Cement PCL, NVDR	4,700	36,635
Ssangyong Cement Industrial Co. Ltd.	2,781	77,724
Taiwan Cement Corp.	205,000	283,043
Tipco Asphalt PCL, NVDR	41,600	23,858
Titan Cement Co. SA	1,860	49,102
TPI Polene PCL, NVDR	377,200	22,589
UltraTech Cement Ltd.	6,746	415,318
Union Andina de Cementos SAA	32,705	29,418
Waskita Beton Precast Tbk. PT	490,200	14,235
West China Cement Ltd.*	46,008	9,380
		9,982,721
Consumer Finance – 0.4%
AEON Credit Service M Bhd.	4,400	14,669
AEON Thana Sinsap Thailand PCL, NVDR	139,300	772,418
AU Small Finance Bank Ltd.* (b)	2,288	24,747
Bajaj Finance Ltd.	9,720	277,837
Capital First Ltd.	1,376	13,247
Cholamandalam Investment and Finance Co. Ltd.	1,997	52,108
Chong Sing Holdings FinTech Group Ltd.*	960,000	125,990
Gentera SAB de CV(a)	132,000	105,068
KRUK SA	858	56,322
Krungthai Card PCL, NVDR	6,200	71,901
Mahindra & Mahindra Financial Services Ltd.	15,523	122,842
Manappuram Finance Ltd.	18,492	33,872
Muangthai Leasing PCL, NVDR	39,400	45,567
Muthoot Finance Ltd.	3,784	25,562
Reliance Home Finance Ltd.*	213,840	200,255
Safmar Financial Investment	1,768	18,248
Samsung Card Co. Ltd.	3,360	117,343
Shriram City Union Finance Ltd.	1,537	55,470

Investments	Shares	Value
Consumer Finance – (continued)
Shriram Transport Finance Co. Ltd.	8,880	$214,263
Srisawad Corp. PCL, NVDR*	23,515	38,745
Sundaram Finance Ltd.	1,310	34,754
Transaction Capital Ltd.	17,028	23,897
Unifin Financiera SAB de CV SOFOM ENR*	4,600	16,392
Yulon Finance Corp.	11,000	48,890
		2,510,407
Containers & Packaging – 0.4%
Beijing Enterprises Clean Energy Group Ltd.*	3,777,142	116,468
Cheng Loong Corp.	1,866,000	1,062,718
CPMC Holdings Ltd.	23,000	14,272
Dongwon Systems Corp.	344	14,510
Essel Propack Ltd.	860	3,464
Greatview Aseptic Packaging Co. Ltd.	40,000	26,554
Klabin SA	52,700	320,790
Lock&Lock Co. Ltd.	728	16,086
Nampak Ltd.*	1,177,080	1,310,617
Taiwan Hon Chuan Enterprise Co. Ltd.	36,000	62,907
Vitro SAB de CV, Series A	13,500	44,772
Youyuan International Holdings Ltd.*	80,000	45,666
		3,038,824
Distributors – 0.2%
Dah Chong Hong Holdings Ltd.	1,440,000	770,618
Imperial Holdings Ltd.	23,280	448,248
Inter Cars SA	402	27,536
Test Rite International Co. Ltd.	302,000	235,279
		1,481,681
Diversified Consumer Services – 0.3%
Advtech Ltd.	991,560	1,295,471
China Maple Leaf Educational Systems Ltd.	16,000	22,344
China Yuhua Education Corp. Ltd.(a) (b)	66,000	34,984
Curro Holdings Ltd.*	7,904	21,337
Daekyo Co. Ltd.	1,248	9,161

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – (continued)
Estacio Participacoes SA	16,600	$151,831
Fu Shou Yuan International Group Ltd.	42,000	40,243
Kroton Educacional SA	89,300	358,716
Lung Yen Life Service Corp.	14,000	29,574
Ser Educacional SA(b)	3,500	16,658
Virscend Education Co. Ltd.(b)	67,000	40,380
Wisdom Education International Holdings Co. Ltd.(b)	40,000	28,847
		2,049,546
Diversified Financial Services – 1.2%
Aditya Birla Capital Ltd.*	31,920	76,404
Al Waha Capital PJSC	1,734,120	849,793
Alexander Forbes Group Holdings Ltd.	1,594,956	824,069
Amanat Holdings PJSC	49,192	18,214
Ayala Corp.	14,400	268,803
Bajaj Holdings & Investment Ltd.	1,560	63,243
Chailease Holding Co. Ltd.	63,000	232,099
China Shandong Hi-Speed Financial Group Ltd.*	474,000	18,119
Corp. Financiera Colombiana SA*	4,814	41,406
Far East Horizon Ltd.	278,000	276,291
FirstRand Ltd.	216,000	1,158,575
Fubon Financial Holding Co. Ltd.	904,000	1,558,278
Grupo de Inversiones Suramericana SA	13,200	183,181
Grupo de Inversiones Suramericana SA (Preference)	5,616	72,977
GT Capital Holdings, Inc.	4,800	97,392
Haci Omer Sabanci Holding A/S	167,040	395,283
Hankook Tire Worldwide Co. Ltd.	2,460	42,150
IDFC Ltd.	101,640	89,396
IFCI Ltd.*	1,245,960	371,510
Inversiones La Construccion SA	3,744	74,627

Investments	Shares	Value
Diversified Financial Services – (continued)
L&T Finance Holdings Ltd.	25,376	$65,854
Meritz Financial Group, Inc.	4,139	54,060
Metro Pacific Investments Corp.	804,000	79,236
NICE Holdings Co. Ltd.	31,800	592,500
Power Finance Corp. Ltd.	70,320	92,668
PSG Group Ltd.(a)	5,400	97,326
Reliance Capital Ltd.	15,600	101,760
Remgro Ltd.	31,080	559,446
RMB Holdings Ltd.	45,960	288,563
Rural Electrification Corp. Ltd.	88,800	169,643
Srei Infrastructure Finance Ltd.	4,988	6,424
Sundaram Finance Holdings Ltd.*	1,310	2,894
TI Financial Holdings Ltd.	3,206	34,704
		8,856,888
Diversified Telecommunication Services – 1.4%
Asia Pacific Telecom Co. Ltd.*	104,000	30,933
Bharti Infratel Ltd.	42,240	198,162
China Communications Services Corp. Ltd., Class H	4,342,000	2,744,092
China Telecom Corp. Ltd., Class H	1,742,000	852,328
China Unicom Hong Kong Ltd.*	340,000	484,337
Chunghwa Telecom Co. Ltd.	244,000	931,912
CITIC Telecom International Holdings Ltd.	2,640,000	780,403
Emirates Telecommunications Group Co. PJSC	101,640	474,559
Hellenic Telecommunications Organization SA	15,120	220,129
Jasmine International PCL, NVDR	76,400	14,162
LG Uplus Corp.	27,000	310,940
Link Net Tbk. PT	31,200	12,110
Magyar Telekom Telecommunications plc	51,120	88,655
O2 Czech Republic A/S*	3,092	42,409
Oi SA*	552,000	612,507
Oi SA (Preference)*	288,000	270,849
Ooredoo QPSC	13,680	297,571
Orange Polska SA*	33,592	50,526
Rostelecom PJSC	116,520	121,524

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Rostelecom PJSC (Preference)	15,392	$15,242
Tata Communications Ltd.	5,003	46,762
Telecom Egypt Co.	37,657	34,393
Telefonica Brasil SA (Preference)	24,000	338,148
Telekom Malaysia Bhd.	96,000	129,680
Telekomunikasi Indonesia Persero Tbk. PT	2,940,000	809,358
Telesites SAB de CV*	60,200	46,219
Telkom SA SOC Ltd.	39,480	179,694
TIME dotCom Bhd.	18,200	37,249
True Corp. PCL, NVDR	636,000	153,156
Turk Telekomunikasyon A/S*	30,041	46,407
		10,374,416
Electric Utilities – 1.3%
Adani Transmission Ltd.*	14,456	36,519
Alupar Investimento SA	3,500	17,471
Celsia SA ESP	11,648	19,200
Centrais Eletricas Brasileiras SA*	36,000	196,840
Centrais Eletricas Brasileiras SA (Preference), Class B*	27,800	181,736
CESC Ltd.	4,160	66,087
CEZ A/S	9,360	239,939
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,900	95,536
Cia Energetica de Minas Gerais (Preference)	134,432	326,087
Cia Paranaense de Energia	6,600	43,259
Cia Paranaense de Energia (Preference)	10,400	79,885
EDP – Energias do Brasil SA	36,000	143,372
Enea SA	28,560	85,018
Enel Americas SA	1,676,160	383,885
Enel Chile SA	1,718,030	214,487
ENEL RUSSIA PJSC	10,978,800	261,327
Energa SA	25,680	75,565
Energisa SA	14,100	133,937
Engie Energia Chile SA	15,830	34,179
Equatorial Energia SA	8,500	173,402

Investments	Shares	Value
Electric Utilities – (continued)
Federal Grid Co. Unified Energy System PJSC	34,396,800	$95,857
First Philippine Holdings Corp.	400,800	503,038
Holding Co. ADMIE IPTO SA*	208,560	466,167
Inter RAO UES PJSC	4,490,520	285,223
Interconexion Electrica SA ESP	21,480	110,731
Korea District Heating Corp.	5,040	379,870
Korea Electric Power Corp.	32,160	1,127,655
Light SA*	120,000	603,492
Luz del Sur SAA	7,120	26,868
Manila Electric Co.	15,600	97,068
Moscow United Electric Grid Co. PJSC	22,742,280	266,513
Mosenergo PJSC	880,464	35,980
PGE Polska Grupa Energetyczna SA*	101,400	303,006
Power Grid Corp. of India Ltd.	87,600	272,815
Public Power Corp. SA*	207,480	685,352
Reliance Infrastructure Ltd.	16,800	113,577
ROSSETI PJSC	2,682,436	35,567
RusHydro PJSC	17,642,760	208,713
Tata Power Co. Ltd. (The)	50,856	67,285
Tauron Polska Energia SA*	133,440	89,499
Tenaga Nasional Bhd.	168,000	678,252
TGC-1 PJSC	1,272,448,920	229,331
Torrent Power Ltd.	5,978	22,129
Transmissora Alianca de Energia Eletrica SA	17,600	107,436
		9,619,155
Electrical Equipment – 0.7%
ABB India Ltd.	2,058	41,891
AcBel Polytech, Inc.*	3,000	1,927
Amara Raja Batteries Ltd.	2,733	35,274
Bharat Heavy Electricals Ltd.	37,473	49,298
Bizlink Holding, Inc.	5,103	38,117
CG Power and Industrial Solutions Ltd.*	12,473	15,671
Chicony Power Technology Co. Ltd.	22,000	39,335

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
China High Speed Transmission Equipment Group Co. Ltd.	49,000	$71,550
Chung-Hsin Electric & Machinery Manufacturing Corp.	628,000	455,295
Doosan Heavy Industries & Construction Co. Ltd.*	8,040	134,746
ElSewedy Electric Co.	8,798	125,430
FDG Electric Vehicles Ltd.*	520,000	16,432
Finolex Cables Ltd.	2,600	27,264
GE T&D India Ltd.	3,640	20,622
Graphite India Ltd.	2,600	27,175
Gunkul Engineering PCL, NVDR	120,400	11,063
Havells India Ltd.	15,120	123,980
HEG Ltd.	499	20,851
Korea Electric Terminal Co. Ltd.	11,400	540,087
Kung Long Batteries Industrial Co. Ltd.	5,000	24,166
Longwell Co.	8,000	9,802
LS Corp.	3,600	262,572
LS Industrial Systems Co. Ltd.	608	39,051
Shanghai Electric Group Co. Ltd., Class H(a)	54,000	19,678
Shihlin Electric & Engineering Corp.	26,000	36,074
Sterlite Technologies Ltd.	5,616	29,654
Suzlon Energy Ltd.*	205,485	33,560
Taihan Electric Wire Co. Ltd.*	7,800	12,306
Teco Electric and Machinery Co. Ltd.	120,000	97,950
V-Guard Industries Ltd.	1,032	3,716
Voltronic Power Technology Corp.*	3,323	59,302
Walsin Lihwa Corp.	312,000	213,543
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	1,183,200	2,258,381
Zhuzhou CRRC Times Electric Co. Ltd., Class H	31,900	170,103
		5,065,866

Investments	Shares	Value
Electronic Equipment, Instruments & Components – 3.1%
AAC Technologies Holdings, Inc.	42,500	$618,960
Asia Optical Co., Inc.	13,000	40,600
AU Optronics Corp.	1,130,000	473,594
Aurora Corp.	4,900	14,640
BH Co. Ltd.*	832	16,904
Career Technology MFG. Co. Ltd.	11,000	16,303
Chang Wah Electromaterials, Inc.	56,000	279,181
Chaun-Choung Technology Corp.	3,000	7,757
Cheng Uei Precision Industry Co. Ltd.	41,000	53,698
Chilisin Electronics Corp.*	11,000	34,465
Chimei Materials Technology Corp.*	916,000	334,369
China Railway Signal & Communication Corp. Ltd., Class H(b)	81,008	63,479
Chin-Poon Industrial Co. Ltd.	35,000	46,313
Chroma ATE, Inc.	20,000	101,398
Chunghwa Precision Test Tech Co. Ltd.	1,000	25,755
Compeq Manufacturing Co. Ltd.	137,000	137,757
Concraft Holding Co. Ltd.	3,050	26,854
Coretronic Corp.*	692,000	927,376
Co-Tech Development Corp.*	17,000	22,495
CyberPower Systems, Inc.	81,000	244,754
Daeduck Electronics Co.	59,280	462,340
DataTec Ltd.	430,800	728,827
Delta Electronics Thailand PCL, NVDR	25,200	53,698
Delta Electronics, Inc.	125,000	456,289
E Ink Holdings, Inc.	48,000	53,619
Egis Technology, Inc.*	2,000	9,667
Elite Material Co. Ltd.	16,000	39,477
Firich Enterprises Co. Ltd.*	30,000	42,993
FLEXium Interconnect, Inc.*	16,138	42,600
Flytech Technology Co. Ltd.	3,235	8,496
General Interface Solution Holding Ltd.	10,000	60,670

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Genius Electronic Optical Co. Ltd.*	3,000	$35,692
Hana Microelectronics PCL, NVDR	22,400	24,664
HannStar Display Corp.	360,000	99,775
Hollysys Automation Technologies Ltd.	2,100	46,326
Holy Stone Enterprise Co. Ltd.*	4,000	19,739
Hon Hai Precision Industry Co. Ltd.	1,964,900	5,505,559
Honeywell Automation India Ltd.	104	29,486
Iljin Materials Co. Ltd.	936	29,314
Inari Amertron Bhd.	78,000	34,194
Innolux Corp.	1,200,000	450,205
Interflex Co. Ltd.*	624	11,188
ITEQ Corp.	403,000	905,802
KCE Electronics PCL, NVDR	13,800	29,843
Kingboard Chemical Holdings Ltd.	81,500	335,419
Kingboard Laminates Holdings Ltd.	105,500	142,490
Kingpak Technology, Inc.	2,000	13,148
L&F Co. Ltd.	574	20,583
Largan Precision Co. Ltd.	6,000	705,727
LG Display Co. Ltd.	27,720	608,618
LG Innotek Co. Ltd.	907	98,933
Lotes Co. Ltd.	3,000	19,570
Merry Electronics Co. Ltd.	10,000	46,474
Nan Ya Printed Circuit Board Corp.*	387,000	351,206
Pan-International Industrial Corp.	9,000	5,871
Partron Co. Ltd.	1,768	13,921
Posiflex Technology, Inc.*	8,000	31,095
Redington India Ltd.	466,920	968,261
Samsung Electro-Mechanics Co. Ltd.	3,360	372,792
Samsung SDI Co. Ltd.	3,240	556,659
SFA Engineering Corp.	2,640	80,210
Simplo Technology Co. Ltd.	23,200	130,560
Sinbon Electronics Co. Ltd.	3,253	8,653

Investments	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Sunny Optical Technology Group Co. Ltd.	39,400	$653,132
Supreme Electronics Co. Ltd.	667,000	718,028
Synnex Technology International Corp.	169,000	244,191
Taiflex Scientific Co. Ltd.	18,000	23,727
Taiwan PCB Techvest Co. Ltd.	480,000	459,128
Taiwan Union Technology Corp.	9,000	25,157
Test Research, Inc.	289,000	534,308
Thinking Electronic Industrial Co. Ltd.	12,000	33,948
Tong Hsing Electronic Industries Ltd.*	6,000	21,293
Tongda Group Holdings Ltd.(a)	180,000	40,136
TPK Holding Co. Ltd.	17,000	37,463
Tripod Technology Corp.	24,000	72,925
TXC Corp.	419,000	504,870
Unimicron Technology Corp.	75,000	42,587
VS Industry Bhd.	17,200	9,864
Wah Lee Industrial Corp.	305,000	570,074
Walsin Technology Corp.	16,378	103,793
Wintek Corp.* ‡ (c)	64,000	—
WPG Holdings Ltd.*	190,000	257,195
WT Microelectronics Co. Ltd.	56,182	84,311
Yageo Corp.*	14,000	296,689
Zhen Ding Technology Holding Ltd.	66,150	145,105
		22,055,229
Energy Equipment & Services – 0.2%
Bumi Armada Bhd.*	145,600	31,172
China Oilfield Services Ltd., Class H	96,000	96,266
Dialog Group Bhd.	264,000	207,244
Gulf International Services QSC*	84,480	433,653
Sapura Energy Bhd.*	167,400	27,306
Serba Dinamik Holdings Bhd.	25,800	21,898
TMK PJSC	564,600	686,299
Yinson Holdings Bhd.	34,400	34,720
		1,538,558

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – 0.8%
Arrowhead Properties Ltd.	1,885,920	$1,057,490
Concentradora Fibra Danhos SA de CV	41,600	73,667
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S*	260,049	155,444
Fibra Uno Administracion SA de CV(a)	212,000	349,568
Fortress REIT Ltd., Class A	59,193	81,935
Fortress REIT Ltd., Class B(a)	48,240	67,238
Grivalia Properties REIC AE	2,704	29,795
Growthpoint Properties Ltd.	165,281	385,275
Hyprop Investments Ltd.	14,400	131,499
IGB REIT	68,800	27,881
IMPACT Growth REIT	63,000	35,532
Investec Property Fund Ltd.	22,511	32,007
KLCCP Stapled Group	18,100	35,891
Korea Asset In Trust Co. Ltd.	88,293	512,538
Macquarie Mexico Real Estate Management SA de CV* (b)	1,464,000	1,555,809
Pavilion REIT	46,200	17,663
PLA Administradora Industrial S de RL de CV*	25,800	40,962
Prologis Property Mexico SA de CV	10,400	19,236
Rebosis Property Fund Ltd.	1,244,088	807,218
Redefine Properties Ltd.	310,440	297,913
Resilient REIT Ltd.	23,280	126,342
SA Corporate Real Estate Ltd.	105,784	40,505
Sunway REIT	39,400	16,168
Vukile Property Fund Ltd.	31,563	56,887
YTL Hospitality REIT	43,000	12,384
Yuexiu REIT(a)	94,000	62,880
		6,029,727
Food & Staples Retailing – 1.1%
7-Eleven Malaysia Holdings Bhd.*	43,000	16,659
Al Meera Consumer Goods Co. QSC	199	7,537
Almacenes Exito SA	24,840	149,983
Atacadao Distribuicao Comercio e Industria Ltda*	15,300	66,241
Avenue Supermarts Ltd.* (b)	3,848	85,946

Investments	Shares	Value
Food & Staples Retailing – (continued)
Berli Jucker PCL	500	$947
Berli Jucker PCL, NVDR	71,500	135,365
Bid Corp. Ltd.	19,920	457,320
BIM Birlesik Magazalar A/S	13,680	232,024
Cencosud SA	78,360	233,381
Cia Brasileira de Distribuicao (Preference)*	8,700	196,390
Clicks Group Ltd.	13,440	230,048
Cosco Capital, Inc.	5,364,000	693,440
CP All PCL, NVDR	264,000	727,757
Dino Polska SA* (b)	1,806	48,967
Dis-Chem Pharmacies Ltd.(b)	17,784	53,507
Dongsuh Cos., Inc.	2,427	62,604
E-MART, Inc.	1,200	303,357
Eurocash SA	4,433	31,010
Grupo Comercial Chedraui SA de CV	10,400	21,711
GS Retail Co. Ltd.	1,264	44,025
Hyundai Greenfood Co. Ltd.	2,808	40,488
InRetail Peru Corp.* (b)	1,980	47,322
Magnit PJSC	3,920	305,131
Massmart Holdings Ltd.	5,304	70,567
Migros Ticaret A/S*	3,526	19,776
Organizacion Soriana SAB de CV, Class B*	17,200	31,649
Philippine Seven Corp.	12,771	31,564
Pick n Pay Stores Ltd.	21,240	136,844
President Chain Store Corp.	36,000	355,906
Puregold Price Club, Inc.	86,860	79,559
Raia Drogasil SA*	13,400	264,258
Robinsons Retail Holdings, Inc.	25,190	44,296
Shoprite Holdings Ltd.	27,000	538,540
SMU SA*	125,632	39,810
SPAR Group Ltd. (The)	11,280	191,061
Sun Art Retail Group Ltd.	130,000	147,090
Taiwan TEA Corp.	1,200,000	626,637
Wal-Mart de Mexico SAB de CV	300,000	830,097
		7,598,814
Food Products – 2.5%
Alicorp SAA	26,859	98,873
Astra Agro Lestari Tbk. PT	20,800	19,099
Avanti Feeds Ltd.	750	27,902

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
AVI Ltd.	17,640	$161,100
Binggrae Co. Ltd.	321	19,986
Boustead Plantations Bhd.	60,200	19,179
BRF SA*	36,600	260,252
Britannia Industries Ltd.	1,920	158,606
Century Pacific Food, Inc.	17,700	5,657
Charoen Pokphand Enterprise	12,000	25,958
Charoen Pokphand Foods PCL, NVDR	206,300	159,497
Charoen Pokphand Indonesia Tbk. PT	368,400	97,446
China Agri-Industries Holdings Ltd.	145,705	61,451
China Foods Ltd.	46,789	21,641
China Huishan Dairy Holdings Co. Ltd.* ‡ (a) (c)	158,000	—
China Huiyuan Juice Group Ltd.* (c)	24,000	6,177
China Mengniu Dairy Co. Ltd.*	156,000	506,865
China Modern Dairy Holdings Ltd.*	185,000	31,587
China Shengmu Organic Milk Ltd.* (b)	183,000	21,452
CJ CheilJedang Corp.	618	198,468
CJ CheilJedang Corp. (Preference)	104	13,243
COFCO Meat Holdings Ltd.* (b)	1,800,000	279,808
Daesang Corp.	34,680	863,712
Dali Foods Group Co. Ltd.(a) (b)	120,000	83,331
Dongwon F&B Co. Ltd.	79	17,641
Dongwon Industries Co. Ltd.	2,520	797,491
Dutch Lady Milk Industries Bhd.	700	12,082
Edita Food Industries SAE	27,033	30,652
Farmsco	688	7,633
Felda Global Ventures Holdings Bhd.	106,100	46,242
Genting Plantations Bhd.	10,400	26,242
GFPT PCL, NVDR	8,600	3,352
GlaxoSmithKline Consumer Healthcare Ltd.	442	40,404

Investments	Shares	Value
Food Products – (continued)
Great Wall Enterprise Co. Ltd.	72,800	$94,363
Gruma SAB de CV, Class B	11,400	138,648
Grupo Bimbo SAB de CV, Series A*	120,000	278,115
Grupo Herdez SAB de CV	26,800	63,882
Grupo Lala SAB de CV(a)	35,400	45,084
Grupo Nutresa SA	16,080	155,711
Haitai Confectionery & Foods Co. Ltd.	946	13,994
Hatsun Agro Products Ltd.	2,184	25,777
Health and Happiness H&H International Holdings Ltd.*	10,000	71,991
Indofood CBP Sukses Makmur Tbk. PT	111,600	69,587
Indofood Sukses Makmur Tbk. PT	252,000	126,340
Industrias Bachoco SAB de CV, Series B	7,300	37,448
IOI Corp. Bhd.	168,000	205,103
Japfa Comfeed Indonesia Tbk. PT	7,681,900	833,759
JBS SA	120,000	301,058
Jeil Holdings Co. Ltd.	83,640	1,221,651
Kaveri Seed Co. Ltd.	516	4,134
Kernel Holding SA	5,304	72,284
Khon Kaen Sugar Industry PCL, NVDR	72,800	7,197
KRBL Ltd.	2,726	18,315
Kuala Lumpur Kepong Bhd.	29,000	188,332
Lien Hwa Industrial Corp.	51,660	66,176
Lotte Food Co. Ltd.	86	59,988
M Dias Branco SA*	6,500	82,002
Marfrig Global Foods SA*	14,400	32,700
Mayora Indah Tbk. PT	197,600	41,899
Minerva SA*	168,000	394,988
Namchow Holdings Co. Ltd.	6,000	12,229
Namyang Dairy Products Co. Ltd.	35	22,218
Nestle India Ltd.	1,320	185,847
Nestle Malaysia Bhd.	2,300	80,897
Nong Shim Holdings Co. Ltd.	134	13,362
NongShim Co. Ltd.	208	63,098
Oceana Group Ltd.	3,395	22,436

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Orion Holdings Corp.	43,701	$1,002,457
Ottogi Corp.	94	69,881
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	122,600	11,103
Pioneer Foods Group Ltd.	6,240	60,952
PPB Group Bhd.	24,000	117,691
Pulmuone Co. Ltd.	3,000	419,924
QL Resources Bhd.	49,530	64,887
RCL Foods Ltd.	491,400	716,410
Salim Ivomas Pratama Tbk. PT	6,060,000	246,102
Samyang Corp.	6,000	500,538
Samyang Foods Co. Ltd.	86	7,255
Samyang Holdings Corp.	11,040	1,147,362
San Miguel Food and Beverage, Inc.	456,000	572,319
Sao Martinho SA	7,300	35,540
Sarawak Oil Palms Bhd.	10,300	9,451
Sawit Sumbermas Sarana Tbk. PT	135,700	12,777
SLC Agricola SA	3,800	48,724
SPC Samlip Co. Ltd.	191	23,069
Standard Foods Corp.	17,652	39,735
Taokaenoi Food & Marketing PCL, Class R, NVDR	48,800	23,194
Tata Global Beverages Ltd.	12,584	56,104
Thai Union Group PCL, NVDR	114,400	65,247
Thai Vegetable Oil PCL, NVDR	15,570	17,390
Tiger Brands Ltd.	10,680	332,794
Tingyi Cayman Islands Holding Corp.	110,000	208,556
Tongaat Hulett Ltd.	198,480	1,431,393
TSH Resources Bhd.	62,300	20,483
Ulker Biskuvi Sanayi A/S*	9,138	47,879
Uni-President China Holdings Ltd.	69,000	65,587
Uni-President Enterprises Corp.	286,000	692,126
United Plantations Bhd.	3,700	25,085
Universal Robina Corp.	52,800	143,352
Want Want China Holdings Ltd.(a)	380,000	337,477

Investments	Shares	Value
Food Products – (continued)
Yashili International Holdings Ltd.*	34,000	$7,711
Yihai International Holding Ltd.	27,000	37,086
Zhou Hei Ya International Holdings Co. Ltd.(a) (b)	43,000	37,914
		17,829,197
Gas Utilities – 0.3%
Aygaz A/S	7,701	25,536
China Gas Holdings Ltd.	133,640	476,784
China Resources Gas Group Ltd.(a)	42,000	155,461
China Tian Lun Gas Holdings Ltd.	39,000	27,033
Cia de Gas de Sao Paulo – COMGAS (Preference), Class A	2,600	44,244
ENN Energy Holdings Ltd.	43,000	404,345
GAIL India Ltd.	32,958	160,543
Grupo Energia Bogota SA ESP	98,072	71,925
Gujarat Gas Ltd.	774	10,253
Gujarat State Petronet Ltd.	8,528	22,802
Infraestructura Energetica Nova SAB de CV	29,200	127,996
Korea Gas Corp.*	3,840	197,025
Mahanagar Gas Ltd.(b)	1,456	19,403
Perusahaan Gas Negara Persero Tbk. PT	2,760,000	393,790
Petronas Gas Bhd.	26,700	121,268
SUI Northern Gas Pipeline	41,600	40,941
Towngas China Co. Ltd.*	58,339	52,182
		2,351,531
Health Care Equipment & Supplies – 0.1%
Dentium Co. Ltd.	344	25,348
DIO Corp.*	520	20,302
Ginko International Co. Ltd.	3,000	25,451
Hartalega Holdings Bhd.	96,000	143,627
Kossan Rubber Industries	17,200	29,328
Lifetech Scientific Corp.*	82,000	25,180
Microport Scientific Corp.	11,035	12,908
Osstem Implant Co. Ltd.*	612	31,515
Pihsiang Machinery Manufacturing Co. Ltd.* (c)	5,000	2,924

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	76,000	$46,869
St Shine Optical Co. Ltd.	3,000	81,118
Top Glove Corp. Bhd.	41,600	100,832
Value Added Technology Co. Ltd.	510	19,124
Yestar Healthcare Holdings Co. Ltd.	75,000	25,993
		590,519
Health Care Providers & Services – 0.3%
Alliar Medicos A Frente SA*	2,400	9,985
Apollo Hospitals Enterprise Ltd.	5,520	90,236
Bangkok Chain Hospital PCL, NVDR	72,800	40,137
Bangkok Dusit Medical Services PCL, NVDR	252,000	179,658
Bumrungrad Hospital PCL, NVDR	18,800	113,181
Celltrion Healthcare Co. Ltd.*	2,685	225,751
Chabiotech Co. Ltd.*	1,560	31,403
China Resources Phoenix Healthcare Holdings Co. Ltd.	30,000	39,372
Chularat Hospital PCL, NVDR	183,100	11,371
Dr Lal PathLabs Ltd.(b)	430	5,439
Fleury SA	7,200	53,901
Fortis Healthcare Ltd.*	9,651	22,038
Global Cord Blood Corp.*	2,900	27,115
IHH Healthcare Bhd.	144,000	223,148
Instituto Hermes Pardini SA	1,800	13,413
KPJ Healthcare Bhd.	145,424	34,285
Life Healthcare Group Holdings Ltd.(a)	78,283	184,988
Medipost Co. Ltd.*	223	26,078
Mitra Keluarga Karyasehat Tbk. PT(b)	312,000	43,170
Narayana Hrudayalaya Ltd.* (b)	946	3,901
Netcare Ltd.	79,261	196,760
Odontoprev SA	14,200	61,194
Qualicorp SA	13,400	93,554

Investments	Shares	Value
Health Care Providers & Services – (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	115,300	$316,595
Siloam International Hospitals Tbk. PT*	32,500	16,411
Sinopharm Group Co. Ltd., Class H	67,600	285,103
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)	88,500	82,092
Vibhavadi Medical Center PCL, NVDR	382,700	30,315
		2,460,594
Health Care Technology – 0.0%(e)
Alibaba Health Information Technology Ltd.* (a)	130,000	65,760
Hotels, Restaurants & Leisure – 0.5%
Alsea SAB de CV	24,300	89,995
AmRest Holdings SE*	411	54,077
Berjaya Sports Toto Bhd.	51,600	27,618
Bloomberry Resorts Corp.	239,200	56,854
Central Plaza Hotel PCL	1,600	2,662
Central Plaza Hotel PCL, NVDR	31,200	51,901
China Travel International Investment Hong Kong Ltd.	120,200	45,181
Coffee Day Enterprises Ltd.* (b)	1,720	8,896
Cox & Kings Ltd.	1,548	5,101
CVC Brasil Operadora e Agencia de Viagens SA	7,800	129,691
Delta Corp. Ltd.	1,376	5,574
DXB Entertainments PJSC* (b)	221,980	23,327
EIH Ltd.	3,182	8,396
Famous Brands Ltd.*	4,669	41,702
Formosa International Hotels Corp.	2,311	11,990
Genting Bhd.	120,000	273,124
Genting Malaysia Bhd.	192,000	251,041
Gourmet Master Co. Ltd.	4,410	51,200
Grand Korea Leisure Co. Ltd.	1,040	26,583
Haichang Ocean Park Holdings Ltd.* (b)	49,000	11,987
Hana Tour Service, Inc.	403	44,902
Imperial Pacific International Holdings Ltd.*	2,970,000	36,329

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Indian Hotels Co. Ltd. (The)	22,940	$50,854
Jinmao Hotel and Jinmao China Hotel Investments and Management Ltd.	68,000	41,589
Jollibee Foods Corp.	26,400	145,393
Jubilant Foodworks Ltd.	2,220	84,497
Kangwon Land, Inc.	6,960	188,328
Magnum Bhd.	59,900	27,328
Mahindra Holidays & Resorts India Ltd.	1,872	9,192
Melco Resorts And Entertainment Philippines Corp.*	17,200	2,273
Minor International PCL, NVDR	144,000	183,650
MK Restaurants Group PCL, NVDR	10,400	26,445
Modetour Network, Inc.	520	18,087
OPAP SA	13,200	158,366
Orbis SA	832	22,796
Paradise Co. Ltd.	2,112	46,173
Premium Leisure Corp.	289,000	5,696
Thomas Cook India Ltd.	2,244	9,752
Tsogo Sun Holdings Ltd.	61,680	112,009
Wowprime Corp.*	7,000	28,391
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	11,500	19,840
Yum China Holdings, Inc.	22,400	957,824
		3,396,614
Household Durables – 0.8%
AmTRAN Technology Co. Ltd.	26,000	11,204
Arcelik A/S	16,680	74,184
Coway Co. Ltd.	3,120	255,606
Crompton Greaves Consumer Electricals Ltd.	26,160	92,505
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,300	68,948
Dom Development SA	13,653	350,701
Ez Tec Empreendimentos e Participacoes SA	2,900	16,713
Fabryki Mebli Forte SA	688	9,857

Investments	Shares	Value
Household Durables – (continued)
Haier Electronics Group Co. Ltd.*	74,000	$257,408
Hanssem Co. Ltd.	650	70,900
Kinpo Electronics	2,280,000	809,153
LG Electronics, Inc.	13,680	1,306,456
LG Electronics, Inc. (Preference)	2,280	89,765
MRV Engenharia e Participacoes SA	36,000	154,830
Nien Made Enterprise Co. Ltd.	8,000	71,654
PIK Group PJSC*	16,203	78,834
Skyworth Digital Holdings Ltd.(a)	3,391,750	1,551,477
Socovesa SA	23,620	15,870
Symphony Ltd.	1,272	34,701
Tatung Co. Ltd.*	104,000	78,211
TTK Prestige Ltd.	202	18,788
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	18,094
Whirlpool of India Ltd.	1,664	39,380
Wuxi Little Swan Co. Ltd., Class B	5,200	32,956
		5,508,195
Household Products – 0.2%
Hindustan Unilever Ltd.	41,956	948,568
Jyothy Laboratories Ltd.	1,650	8,977
Kimberly-Clark de Mexico SAB de CV, Class A	58,000	104,808
Unilever Indonesia Tbk. PT	72,000	239,871
Vinda International Holdings Ltd.	20,000	34,657
		1,336,881
Independent Power and Renewable Electricity Producers – 1.6%
Aboitiz Power Corp.	93,600	68,731
Adani Power Ltd.*	43,621	16,797
AES Gener SA	354,720	99,396
AES Tiete Energia SA	2	1
AES Tiete Energia SA – UNIT	5,573	18,216
AES Tiete Energia SA (Preference)	30	20
B Grimm Power PCL, NVDR	41,600	36,248
Banpu Power PCL, NVDR	41,600	32,558

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
BCPG PCL, NVDR	41,600	$25,703
Beijing Jingneng Clean Energy Co. Ltd., Class H	3,600,000	908,228
Canvest Environmental Protection Group Co. Ltd.(a) (b)	90,000	49,998
CGN New Energy Holdings Co. Ltd.	2,160,000	291,734
CGN Power Co. Ltd., Class H(a) (b)	1,320,000	361,609
China Everbright Greentech Ltd.* (b)	34,000	31,885
China Longyuan Power Group Corp. Ltd., Class H	390,000	385,615
China Power Clean Energy Development Co. Ltd.	720,000	411,914
China Power International Development Ltd.	544,332	146,344
China Resources Power Holdings Co. Ltd.	214,000	412,280
Cia Energetica de Sao Paulo (Preference), Class B	8,600	43,275
Cikarang Listrindo Tbk. PT(b)	189,200	15,503
Colbun SA	437,640	109,188
CPFL Energias Renovaveis SA	10,400	45,653
Datang International Power Generation Co. Ltd., Class H	5,166,000	1,704,831
Electricity Generating PCL, NVDR	12,600	89,030
Energy Development Corp.*	368,200	38,421
Eneva SA*	2,500	9,534
Engie Brasil Energia SA	12,000	127,270
First Gen Corp.	2,260,539	680,571
Global Power Synergy PCL, NVDR	17,200	41,147
Glow Energy PCL, NVDR	24,800	67,776
Huadian Fuxin Energy Corp. Ltd., Class H	4,664,000	1,331,171
Huadian Power International Corp. Ltd., Class H(a)	2,948,000	1,202,000
Huaneng Power International, Inc., Class H	524,000	348,521

Investments	Shares	Value
Independent Power and Renewable Electricity Producers – (continued)
Huaneng Renewables Corp. Ltd., Class H	540,000	$241,506
Hub Power Co. Ltd. (The)	31,200	27,823
Jaiprakash Power Ventures Ltd.*	1,968,360	110,599
JSW Energy Ltd.	22,880	29,054
Kot Addu Power Co. Ltd.	863,500	447,926
Lopez Holdings Corp.	3,360,000	280,490
Malakoff Corp. Bhd.	188,100	43,387
NHPC Ltd.	292,440	124,662
NTPC Ltd.	118,320	305,196
OGK-2 PJSC	54,331,200	391,595
Ratchaburi Electricity Generating Holding PCL, NVDR	38,600	63,905
Reliance Power Ltd.*	87,559	48,542
SPCG PCL, NVDR	672,000	449,278
Superblock PCL, NVDR*	638,800	23,277
Taiwan Cogeneration Corp.	18,000	17,947
TPI Polene Power PCL, NVDR	156,000	33,118
Unipro PJSC	1,105,000	48,709
Zorlu Enerji Elektrik Uretim A/S*	30,788	12,875
		11,851,057
Industrial Conglomerates – 1.6%
3M India Ltd.*	131	40,285
Aamal Co.	9,622	29,307
Aboitiz Equity Ventures, Inc.	140,400	189,508
AG Anadolu Grubu Holding A/S	3,744	20,169
Alfa SAB de CV, Class A	372,000	475,543
Alliance Global Group, Inc.*	552,000	139,095
AntarChile SA	7,680	139,446
Beijing Enterprises Holdings Ltd.	62,000	312,044
BGF Co. Ltd.	889	10,571
Bidvest Group Ltd. (The)	19,920	391,148
Boustead Holdings Bhd.	31,200	20,437
CITIC Ltd.	795,000	1,219,609
CJ Corp.	840	127,803
CJ Corp. (Preference)	208	14,139
DMCI Holdings, Inc.	160,300	34,198

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – (continued)
Dogan Sirketler Grubu Holding A/S*	43,291	$10,862
Doosan Corp.	1,587	179,792
Doosan Corp. (Preference)	416	29,212
Dubai Investments PJSC	157,320	81,376
Enka Insaat ve Sanayi A/S	84,882	102,103
Far Eastern New Century Corp.	480,000	460,751
Fosun International Ltd.	300,000	644,475
Grupo Carso SAB de CV, Series A1	30,600	109,483
Grupo Industrial Saltillo SAB de CV	372,000	582,297
Hanwha Corp.	5,400	201,985
Hanwha Corp. (Preference)	1,425	22,748
HAP Seng Consolidated Bhd.	30,000	74,933
Hong Leong Industries Bhd.	8,600	23,629
Hosken Consolidated Investments Ltd.	79,200	932,033
Industries Qatar QSC	9,000	276,847
Jaiprakash Associates Ltd.*	41,807	12,466
JG Summit Holdings, Inc.	168,000	207,608
KAP Industrial Holdings Ltd.	63,408	44,748
KOC Holding A/S	137,880	465,337
Kolon Corp.	208	10,107
LG Corp.	7,680	583,164
Lotte Corp.*	1,974	120,320
LT Group, Inc.	131,600	51,369
MMC Corp. Bhd.	57,500	21,104
Mytilineos Holdings SA*	13,200	159,482
Quinenco SA	45,360	149,045
Reunert Ltd.	3,945	24,649
Samsung C&T Corp.	5,520	723,562
San Miguel Corp.	55,200	149,335
Shanghai Industrial Holdings Ltd.	51,000	134,514
Siemens Ltd.	5,280	88,796
Sigdo Koppers SA	16,555	31,664
Sime Darby Bhd.	164,300	111,809
SK Holdings Co. Ltd.	4,320	1,189,158
SM Investments Corp.	28,800	523,135
Turkiye Sise ve Cam Fabrikalari A/S	78,480	87,066
		11,784,266

Investments	Shares	Value
Insurance – 2.6%
Bajaj Finserv Ltd.	2,040	$167,583
Bangkok Life Assurance PCL, NVDR	22,140	25,430
BB Seguridade Participacoes SA	39,300	309,649
Cathay Financial Holding Co. Ltd.	1,047,000	1,893,245
China Life Insurance Co. Ltd.	208,760	227,201
China Life Insurance Co. Ltd., Class H	431,000	1,235,626
China Pacific Insurance Group Co. Ltd., Class H	168,000	748,141
China Reinsurance Group Corp., Class H	720,000	152,289
China Taiping Insurance Holdings Co. Ltd.	84,200	285,378
DB Insurance Co. Ltd.	6,360	374,555
Discovery Ltd.	27,480	381,369
Hanwha General Insurance Co. Ltd.	97,178	683,308
Hanwha Life Insurance Co. Ltd.	25,920	151,193
Hyundai Marine & Fire Insurance Co. Ltd.	7,560	270,746
ICICI Lombard General Insurance Co. Ltd.(b)	3,640	41,445
ICICI Prudential Life Insurance Co. Ltd.(b)	10,400	66,430
ING Life Insurance Korea Ltd.(b)	2,040	78,693
IRB Brasil Resseguros S/A	7,200	97,646
Korean Reinsurance Co.	14,160	156,442
Liberty Holdings Ltd.(a)	15,600	165,613
Lotte Non-Life Insurance Co. Ltd.	103,080	298,706
LPI Capital Bhd.	9,127	38,290
Max Financial Services Ltd.*	5,068	39,160
Mercuries & Associates Holding Ltd.	16,385	13,346
Mercuries Life Insurance Co. Ltd.*	104,000	56,945
Meritz Fire & Marine Insurance Co. Ltd.	6,240	122,399
Mirae Asset Life Insurance Co. Ltd.	217,560	1,114,230

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
MMI Holdings Ltd.	106,920	$190,565
New China Life Insurance Co. Ltd., Class H	42,400	199,621
People’s Insurance Co. Group of China Ltd. (The), Class H	881,000	418,709
PICC Property & Casualty Co. Ltd., Class H	568,000	1,026,247
Ping An Insurance Group Co. of China Ltd., Class H(a)	300,000	2,964,355
Porto Seguro SA	12,000	155,518
Powszechny Zaklad Ubezpieczen SA	33,960	416,001
Qatar Insurance Co. SAQ	19,733	197,709
Qualitas Controladora SAB de CV	348,000	967,359
Rand Merchant Investment Holdings Ltd.	50,280	165,939
Samsung Fire & Marine Insurance Co. Ltd.	1,920	480,876
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	33,331
Samsung Life Insurance Co. Ltd.	5,160	565,254
Sanlam Ltd.	100,920	640,342
Santam Ltd.	2,471	63,340
Shin Kong Financial Holding Co. Ltd.	1,152,000	473,081
Sul America SA	30,343	188,094
Tongyang Life Insurance Co. Ltd.	3,474	26,802
Wiz Solucoes e Corretagem de Seguros SA	3,900	11,137
ZhongAn Online P&C Insurance Co. Ltd., Class H* (b)	8,100	56,816
		18,436,154
Internet & Direct Marketing Retail – 0.0%(e)
B2W Cia Digital*	10,747	89,052
CJ O Shopping Co. Ltd.	279	58,410
Cogobuy Group(b)	20,000	9,760
GS Home Shopping, Inc.	480	78,154

Investments	Shares	Value
Internet & Direct Marketing Retail – (continued)
Hyundai Home Shopping Network Corp.	293	$29,765
Infibeam Incorporation Ltd.	2,580	6,471
momo.com, Inc.*	1,000	8,332
NS Shopping Co. Ltd.	948	12,426
		292,370
Internet Software & Services – 2.5%
Ahnlab, Inc.	190	11,403
HC International, Inc.(a)	50,000	33,893
Info Edge India Ltd.	4,075	75,763
Kakao Corp.	3,033	315,213
NAVER Corp.	1,735	1,163,110
PChome Online, Inc.	5,763	26,978
SINA Corp.*	3,400	324,836
Sohu.com, Inc.* (a)	1,300	40,274
Tencent Holdings Ltd.	326,000	16,241,328
Tian Ge Interactive Holdings Ltd.(b)	25,000	21,406
		18,254,204
IT Services – 0.9%
AGTech Holdings Ltd.*	84,000	9,205
Chinasoft International Ltd.*	74,000	54,782
Cielo SA	65,100	358,380
Digital China Holdings Ltd.*	58,000	33,182
eClerx Services Ltd.	728	14,555
EOH Holdings Ltd.	5,439	16,530
HCL Technologies Ltd.	32,520	512,967
Hexaware Technologies Ltd.	3,640	24,483
Infosys Ltd.	118,440	2,128,690
Larsen & Toubro Infotech Ltd.(b)	1,456	34,228
Mindtree Ltd.	4,608	74,885
Mphasis Ltd.	3,418	53,075
My EG Services Bhd.	124,800	83,338
Nan Hai Corp. Ltd.	3,050,000	79,279
Persistent Systems Ltd.	900	10,891
Posco ICT Co. Ltd.	2,080	13,671
Samsung SDS Co. Ltd.	2,400	550,536
SONDA SA	24,083	44,483
Systex Corp.*	9,000	19,529
Tata Consultancy Services Ltd.	27,240	1,441,630

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Tech Mahindra Ltd.	28,200	$283,352
TravelSky Technology Ltd., Class H	49,000	144,223
Vakrangee Ltd.	32,738	49,029
Wipro Ltd.	66,960	279,669
		6,314,592
Leisure Products – 0.0%(e)
Giant Manufacturing Co. Ltd.	13,000	66,568
Goodbaby International Holdings Ltd.	59,000	37,588
HLB, Inc.*	936	106,478
KMC Kuei Meng International, Inc.	3,158	13,929
Merida Industry Co. Ltd.	9,350	41,873
		266,436
Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	4,147	74,408
Genscript Biotech Corp.	30,000	101,870
Samsung Biologics Co. Ltd.* (b)	960	438,631
ST Pharm Co. Ltd.	344	12,819
Syngene International Ltd.(b)	860	8,041
Wuxi Biologics Cayman, Inc.* (b)	11,500	105,135
		740,904
Machinery – 0.7%
AIA Engineering Ltd.	1,599	34,593
Airtac International Group	6,784	118,316
Ashok Leyland Ltd.	72,840	179,481
BEML Ltd.	768	12,270
China Conch Venture Holdings Ltd.	102,000	318,415
China International Marine Containers Group Co. Ltd., Class H	20,800	33,234
China Yuchai International Ltd.	31,000	645,110
CIMC Enric Holdings Ltd.*	36,000	37,659
CRRC Corp. Ltd., Class H	240,000	213,449
CSSC Offshore and Marine Engineering Group Co. Ltd., Class H	18,000	23,531

Investments	Shares	Value
Machinery – (continued)
Cummins India Ltd.	3,848	$44,367
Doosan Bobcat, Inc.	1,462	44,625
Doosan Infracore Co. Ltd.*	17,160	164,683
Eicher Motors Ltd.	792	370,113
Escorts Ltd.	1,997	30,051
Famur SA*	1,118	1,908
Grupo Rotoplas SAB de CV*	8,600	12,999
Haitian International Holdings Ltd.	30,000	79,890
Hiwin Technologies Corp.	11,867	180,493
Hyundai Construction Equipment Co. Ltd.*	312	55,503
Hyundai Elevator Co. Ltd.	633	61,638
Hyundai Heavy Industries Co. Ltd.*	1,790	200,276
Hyundai Heavy Industries Holdings Co. Ltd.*	600	237,348
Hyundai Mipo Dockyard Co. Ltd.*	624	52,290
Hyundai Rotem Co. Ltd.*	1,341	33,523
Jain Irrigation Systems Ltd.	7,396	12,938
KC Co. Ltd.	312	5,989
King Slide Works Co. Ltd.	3,000	42,536
Kinik Co.	7,000	18,312
Lakshmi Machine Works Ltd.	148	18,676
Lonking Holdings Ltd.	104,000	47,705
Marcopolo SA (Preference)	31,900	37,317
Otokar Otomotiv Ve Savunma Sanayi A/S	18	356
Rechi Precision Co. Ltd.	21,969	23,798
Samsung Heavy Industries Co. Ltd.*	26,829	184,629
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	31,200	16,099
Shin Zu Shing Co. Ltd.	4,000	10,586
Sinotruk Hong Kong Ltd.(a)	74,500	87,901
SKF India Ltd.	624	17,505
Sunonwealth Electric Machine Industry Co. Ltd.	8,000	9,842
Syncmold Enterprise Corp.*	240,000	527,268
Thermax Ltd.	2,214	37,740
United Wagon Co. PJSC*	4,680	53,544
WEG SA	62,400	318,110

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Weichai Power Co. Ltd., Class H	250,000	$291,785
Yungtay Engineering Co. Ltd.	19,000	33,265
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	34,400	14,859
		4,996,525
Marine – 0.3%
Cia Sud Americana de Vapores SA*	797,784	35,865
COSCO SHIPPING Development Co. Ltd., Class H*	86,000	15,999
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,330,000	1,154,869
COSCO SHIPPING Holdings Co. Ltd., Class H* (a)	83,500	42,770
Evergreen Marine Corp. Taiwan Ltd.*	104,000	53,078
Grindrod Ltd.*	14,604	16,822
Hyundai Merchant Marine Co. Ltd.*	10,455	59,418
Korea Line Corp.*	520	13,973
MISC Bhd.	72,000	131,393
Pan Ocean Co. Ltd.*	13,007	66,981
Qatar Navigation QSC	7,132	110,085
Sinotrans Shipping Ltd.	52,000	13,516
U-Ming Marine Transport Corp.	25,000	30,757
Wan Hai Lines Ltd.	61,000	35,359
Wisdom Marine Lines Co. Ltd.*	13,839	13,214
Yang Ming Marine Transport Corp.*	53,000	18,451
		1,812,550
Media – 1.4%
Alibaba Pictures Group Ltd.* (a)	680,000	77,113
Astro Malaysia Holdings Bhd.	144,000	70,101
BEC World PCL, NVDR	37,000	12,193
Cheil Worldwide, Inc.	3,237	57,887

Investments	Shares	Value
Media – (continued)
CJ CGV Co. Ltd.	670	$46,609
CJ E&M Corp.	863	73,125
CJ Hello Co. Ltd.	43,800	350,220
Cyfrowy Polsat SA	13,080	95,792
DB Corp. Ltd.*	1,806	8,113
Dish TV India Ltd.*	17,517	19,790
Global Mediacom Tbk. PT	12,180,000	507,774
Grupo Televisa SAB	132,000	471,716
Huayi Tencent Entertainment Co. Ltd.*	400,000	23,190
IMAX China Holding, Inc.* (b)	1,900	6,355
Innocean Worldwide, Inc.	520	32,328
Jagran Prakashan Ltd.	3,698	9,442
Jcontentree Corp.*	1,892	13,038
Kakao M Corp.	236	19,776
KT Skylife Co. Ltd.	37,320	436,777
Major Cineplex Group PCL, NVDR	25,300	23,448
Media Nusantara Citra Tbk. PT	312,000	29,714
Megacable Holdings SAB de CV	10,400	47,620
Multiplus SA	3,500	28,701
Nasmedia Co. Ltd.	172	11,321
Naspers Ltd., Class N	25,920	6,352,313
Phoenix Media Investment Holdings Ltd.	2,802,000	299,899
Plan B Media PCL, NVDR	72,800	13,610
PVR Ltd.	1,040	22,466
RS PCL, NVDR*	22,500	19,605
SBS Media Holdings Co. Ltd.*	100,320	278,027
SM Entertainment Co. Ltd.*	831	27,815
SMI Holdings Group Ltd.	72,000	31,192
Smiles Fidelidade SA*	3,400	70,190
Sun TV Network Ltd.	4,576	60,323
Surya Citra Media Tbk. PT	342,700	63,059
TV18 Broadcast Ltd.*	16,016	15,322
VGI Global Media PCL, NVDR	114,400	27,911
Workpoint Entertainment PCL, NVDR	10,400	20,431
Zee Entertainment Enterprises Ltd.	32,880	289,708
		10,064,014

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – 4.7%
African Rainbow Minerals Ltd.	12,381	$101,547
Alrosa PJSC	314,760	447,882
Aluminum Corp. of China Ltd., Class H* (a)	240,000	137,305
Aneka Tambang Tbk. PT	522,310	31,723
Angang Steel Co. Ltd., Class H(a)	1,966,000	2,134,275
Anglo American Platinum Ltd.	2,682	72,257
AngloGold Ashanti Ltd.	24,240	218,153
Assore Ltd.	5,160	127,064
Boryszew SA*	1,548	3,906
Bradespar SA	3,600	31,998
Bradespar SA (Preference)	28,600	291,601
CAP SA	9,600	111,919
China Metal Products	480,000	499,687
China Metal Recycling Holdings Ltd.* ‡ (c)	51,000	—
China Metal Resources Utilization Ltd.* (b)	56,000	36,676
China Molybdenum Co. Ltd., Class H* (a)	217,200	165,496
China Oriental Group Co. Ltd.	110,000	79,610
China Steel Corp.	738,000	586,180
China Zhongwang Holdings Ltd.(a)	192,000	108,131
Chung Hung Steel Corp.*	1,560,000	569,449
Cia Minera Milpo SAA	11,024	17,659
Cia Siderurgica Nacional SA*	38,200	96,165
Dongkuk Steel Mill Co. Ltd.	105,840	1,090,061
Eregli Demir ve Celik Fabrikalari TAS*	97,440	243,525
Feng Hsin Steel Co. Ltd.	26,000	52,551
Gerdau SA	9,000	36,308
Gerdau SA (Preference)	52,382	250,067
Gloria Material Technology Corp.	18,000	11,681
Gold Fields Ltd.	45,600	171,204
Grupa Kety SA	331	33,820
Grupo Mexico SAB de CV, Series B	210,100	695,443
Grupo Simec SAB de CV, Series B* (a)	10,400	33,688

Investments	Shares	Value
Metals & Mining – (continued)
Harmony Gold Mining Co. Ltd.(a)	686,640	$1,419,070
Hengxing Gold Holding Co. Ltd.(b)	420,000	481,636
Hindalco Industries Ltd.	55,080	194,480
Honbridge Holdings Ltd.*	208,000	37,369
Hyundai Steel Co.	10,800	612,780
Impala Platinum Holdings Ltd.* (a)	43,800	78,381
Industrias CH SAB de CV, Series B*	6,600	32,652
Industrias Penoles SAB de CV	7,200	150,477
Jastrzebska Spolka Weglowa SA*	2,808	66,374
Jenax, Inc.*	705	18,647
Jiangxi Copper Co. Ltd., Class H	63,000	90,387
Jindal Stainless Hisar Ltd.*	104,400	288,766
Jindal Stainless Ltd.*	179,160	247,640
Jindal Steel & Power Ltd.*	20,072	75,819
JSW Steel Ltd.	60,360	293,932
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	17,887	17,908
KGHM Polska Miedz SA	8,160	218,081
KISWIRE Ltd.	13,331	365,712
Korea Zinc Co. Ltd.	720	292,234
Koza Altin Isletmeleri A/S*	3,880	43,255
Koza Anadolu Metal Madencilik Isletmeleri A/S*	21,292	30,116
Krakatau Steel Persero Tbk. PT*	6,996,000	221,257
Kumba Iron Ore Ltd.	3,360	72,278
Maanshan Iron & Steel Co. Ltd., Class H*	3,120,000	1,550,409
Magnitogorsk Iron & Steel Works PJSC	201,840	156,022
Mechel PJSC*	340,920	650,705
Mechel PJSC (Preference)	152,160	317,847
Metalurgica Gerdau SA (Preference)	1,188,000	2,663,692
MMC Norilsk Nickel PJSC	3,266	560,828
MMC Norilsk Nickel PJSC, ADR	7,652	131,576

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
MMG Ltd.*	132,000	$99,401
MOIL Ltd.	2,808	8,636
National Aluminium Co. Ltd.	27,956	33,741
Nickel Asia Corp.	101,064	10,155
NMDC Ltd.	47,280	88,553
Northam Platinum Ltd.*	24,591	76,056
Novolipetsk Steel PJSC	121,920	312,004
Philex Mining Corp.	66,900	7,304
Polyus PJSC	1,320	83,737
Poongsan Corp.	2,400	85,726
POSCO	10,080	3,515,566
Press Metal Aluminium Holdings Bhd.	132,000	162,498
Raspadskaya OJSC*	2,924	4,518
Seah Besteel Corp.	1,449	36,630
SeAH Steel Corp.	6,960	606,691
Severstal PJSC	22,320	358,640
Shougang Fushan Resources Group Ltd.(a)	6,960,000	1,729,303
Sibanye Gold Ltd.*	228,757	201,202
Stalprodukt SA	3,720	486,798
Steel Authority of India Ltd.*	52,312	60,863
TA Chen Stainless Pipe*	1,340,012	1,539,905
Tata Steel Ltd.	13,080	116,601
Ton Yi Industrial Corp.	38,000	16,183
Tung Ho Steel Enterprise Corp.	32,000	26,661
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	23,300	72,819
Vale Indonesia Tbk. PT*	134,900	30,640
Vale SA*	206,200	2,877,471
Vedanta Ltd.	100,800	450,685
Volcan Cia Minera SAA, Class B	311,640	112,320
Yeong Guan Energy Technology Group Co. Ltd.	149,000	408,930
Yieh Phui Enterprise Co. Ltd.	149,344	51,991
Young Poong Corp.	120	94,827
Zhaojin Mining Industry Co. Ltd., Class H(a)	36,000	28,348
Zijin Mining Group Co. Ltd., Class H	720,000	332,100
		33,994,864

Investments	Shares	Value
Multiline Retail – 0.4%
Aeon Co. M Bhd.	28,000	$14,416
El Puerto de Liverpool SAB de CV, Class C1	10,400	69,093
Far Eastern Department Stores Ltd.	143,012	94,257
Future Retail Ltd.*	7,735	69,921
Golden Eagle Retail Group Ltd.	27,000	31,065
Grupo Sanborns SAB de CV	25,800	26,539
Hyundai Department Store Co. Ltd.	2,040	197,687
Lojas Americanas SA*	5,250	22,444
Lojas Americanas SA (Preference)*	44,100	252,256
Lojas Renner SA	42,020	392,887
Lotte Shopping Co. Ltd.	878	210,447
Magazine Luiza SA	3,100	94,848
Matahari Department Store Tbk. PT	312,000	232,108
Mitra Adiperkasa Tbk. PT	25,800	15,299
Poya International Co. Ltd.	4,161	46,270
Rimo International Lestari Tbk. PT*	1,049,100	10,406
Ripley Corp. SA	50,856	54,969
Robinson PCL, NVDR	24,900	51,875
SACI Falabella	69,480	674,367
Shinsegae, Inc.	894	349,464
Taiwan FamilyMart Co. Ltd.	3,000	17,947
Woolworths Holdings Ltd.	57,840	297,685
		3,226,250
Multi-Utilities – 0.0%(e)
Qatar Electricity & Water Co. QSC	1,456	79,178
YTL Corp. Bhd.	353,626	130,689
	492,000	115,366
		325,233
Oil, Gas & Consumable Fuels – 6.1%
Adani Green Energy Ltd.* (c)	11,634	4,226
Adaro Energy Tbk. PT	960,000	126,620
Aegis Logistics Ltd.	1,720	7,454
Bangchak Corp. PCL, NVDR	41,600	47,782
Banpu PCL, NVDR	294,600	181,091
Bashneft PJSC	4,680	164,161

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Bashneft PJSC (Preference)	3,720	$108,394
Bharat Petroleum Corp. Ltd.	45,360	263,263
Bukit Asam Tbk. PT	362,300	84,374
Bumi Resources Tbk. PT*	1,552,600	26,783
Chennai Petroleum Corp. Ltd.	65,880	316,913
China Coal Energy Co. Ltd., Class H	240,000	104,584
China Petroleum & Chemical Corp., Class H	3,206,000	3,133,185
China Shenhua Energy Co. Ltd., Class H	428,500	1,062,480
CNOOC Ltd.	960,000	1,609,735
Coal India Ltd.	77,760	332,059
Cosan SA Industria e Comercio	18,600	212,148
Dana Gas PJSC	111,280	29,993
Ecopetrol SA	575,640	635,299
Empresas COPEC SA	30,360	496,951
Energy Absolute PCL, NVDR	84,000	95,817
Esso Thailand PCL, NVDR*	135,200	76,682
Exxaro Resources Ltd.	31,560	281,376
Formosa Petrochemical Corp.	120,000	492,792
Gazprom PJSC	1,393,482	3,229,039
Gazprom PJSC, ADR	61,539	284,802
Great Eastern Shipping Co. Ltd. (The)	87,960	484,017
Grupa Lotos SA	10,560	166,730
GS Holdings Corp.	6,240	358,141
Hellenic Petroleum SA	6,163	62,920
Hengyuan Refining Co. Bhd.	207,500	400,350
Hindustan Petroleum Corp. Ltd.	77,520	353,684
Indian Oil Corp. Ltd.	258,000	627,411
Indika Energy Tbk. PT*	65,000	15,932
Indo Tambangraya Megah Tbk. PT	41,600	70,716
Inner Mongolia Yitai Coal Co. Ltd., Class B	132,000	171,336
Inner Mongolia Yitai Coal Co. Ltd., Class H	20,800	24,276
IRPC PCL, NVDR	624,000	139,392
Kunlun Energy Co. Ltd.(a)	176,000	151,371
Lubelski Wegiel Bogdanka SA	588	9,213
LUKOIL PJSC	60,000	3,960,102

Investments	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Mangalore Refinery & Petrochemicals Ltd.	15,060	$24,382
Mari Petroleum Co. Ltd.	1,640	21,822
Medco Energi Internasional Tbk. PT*	11,188,366	965,034
MOL Hungarian Oil & Gas plc	60,240	696,942
Motor Oil Hellas Corinth Refineries SA	8,520	203,613
National Refinery Ltd.	54,000	190,712
Novatek PJSC	53,640	655,853
Oil & Gas Development Co. Ltd.	84,000	121,185
Oil & Natural Gas Corp. Ltd.	357,360	966,757
Oil India Ltd.	35,459	123,501
Pakistan Oilfields Ltd.	5,200	30,566
Pakistan Petroleum Ltd.	60,000	111,252
Pakistan State Oil Co. Ltd.	27,129	79,657
PetroChina Co. Ltd., Class H	1,236,000	911,852
Petroleo Brasileiro SA*	174,700	1,233,725
Petroleo Brasileiro SA (Preference)*	247,100	1,627,401
Petron Corp.	226,600	40,679
Petron Malaysia Refining & Marketing Bhd.	132,000	261,409
Petronas Dagangan Bhd.	15,200	104,600
Petronet LNG Ltd.	37,080	126,008
Pilipinas Shell Petroleum Corp.	24,960	25,226
Polski Koncern Naftowy ORLEN SA	17,280	442,388
Polskie Gornictwo Naftowe i Gazownictwo SA	197,040	347,544
PTT Exploration & Production PCL	469	1,991
PTT Exploration & Production PCL, NVDR	84,000	356,654
PTT PCL, NVDR	1,080,000	1,933,460
Qatar Fuel QSC	2,704	104,432
Qatar Gas Transport Co. Ltd.	34,267	138,254
Reliance Industries Ltd.	183,960	2,655,209
Rosneft Oil Co. PJSC	143,720	874,064
Rosneft Oil Co. PJSC, GDR(b)	6,040	36,808
RussNeft PJSC*	4,992	40,863
Semirara Mining & Power Corp.	49,800	29,688

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Sinopec Kantons Holdings Ltd.	56,000	$26,686
SK Gas Ltd.	7,262	638,455
SK Innovation Co. Ltd.	7,800	1,435,045
S-Oil Corp.	2,520	259,538
S-Oil Corp. (Preference)	208	18,423
Star Petroleum Refining PCL, NVDR	131,100	65,218
Surgutneftegas OJSC	1,125,580	526,189
Surgutneftegas OJSC, ADR	3,506	16,471
Surgutneftegas OJSC (Preference)	823,560	405,597
Surgutneftegas OJSC, OTC, ADR	12,172	59,643
Tatneft PJSC	165,576	1,764,329
Tatneft PJSC, ADR	5,424	349,848
Tatneft PJSC (Preference)	18,840	142,252
Thai Oil PCL, NVDR	108,000	322,529
Transneft PJSC (Preference)	185	506,597
Tupras Turkiye Petrol Rafinerileri A/S	15,120	384,950
Ultrapar Participacoes SA	25,100	435,042
United Tractors Tbk. PT	84,000	205,887
Yanzhou Coal Mining Co. Ltd., Class H(a)	240,000	304,577
		43,754,401
Paper & Forest Products – 1.0%
Chung Hwa Pulp Corp.	840,000	312,305
Duratex SA*	16,474	50,541
Empresas CMPC SA	75,240	307,666
Fibria Celulose SA	13,400	264,373
Indah Kiat Pulp & Paper Corp. Tbk. PT	135,200	128,276
Lee & Man Paper Manufacturing Ltd.	172,000	191,324
Long Chen Paper Co. Ltd.	34,522	40,547
Mondi Ltd.	7,841	228,602
Nine Dragons Paper Holdings Ltd.	88,000	132,758
Pabrik Kertas Tjiwi Kimia Tbk. PT	2,268,000	1,679,094
Packages Ltd.	94,400	426,634
Pfleiderer Group SA	946	10,071

Investments	Shares	Value
Paper & Forest Products – (continued)
Sappi Ltd.	32,880	$210,443
Shandong Chenming Paper Holdings Ltd., Class B	708,000	1,003,148
Shandong Chenming Paper Holdings Ltd., Class H* (a)	457,000	698,755
Suzano Papel e Celulose SA	24,000	282,547
YFY, Inc.	2,318,000	995,001
		6,962,085
Personal Products – 0.6%
Amorepacific Corp.	1,867	610,068
Amorepacific Corp. (Preference)	600	100,276
AMOREPACIFIC Group	1,920	257,067
AMOREPACIFIC Group (Preference)	312	16,855
Chlitina Holding Ltd.*	3,000	19,772
Colgate-Palmolive India Ltd.	2,518	42,377
Cosmax, Inc.	322	47,333
Dabur India Ltd.	33,240	183,980
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	4,128	4,133
Emami Ltd.	2,383	39,811
Gillette India Ltd.	324	31,794
Godrej Consumer Products Ltd.	15,120	253,069
Grape King Bio Ltd.	5,000	42,080
Hengan International Group Co. Ltd.	42,000	374,606
It’s Hanbul Co. Ltd.	17,160	959,180
Jayjun Cosmetic Co. Ltd.*	756	18,297
Kolmar BNH Co. Ltd.	688	20,001
Korea Kolmar Co. Ltd.	643	49,246
LG Household & Health Care Ltd.	600	769,627
LG Household & Health Care Ltd. (Preference)	104	74,978
Marico Ltd.	29,040	144,700
Natura Cosmeticos SA	12,000	110,824
NUTRIBIOTECH Co. Ltd.*	1,540	40,228
Procter & Gamble Hygiene & Health Care Ltd.	688	98,311
TCI Co. Ltd.	2,301	34,064
		4,342,677

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – 0.9%
Abbott India Ltd.	312	$28,889
Adcock Ingram Holdings Ltd.	5,074	27,638
Ajanta Pharma Ltd.*	1,415	28,734
Alembic Pharmaceuticals Ltd.	2,150	17,204
Alkem Laboratories Ltd.	1,560	46,196
Aspen Pharmacare Holdings Ltd.	24,480	527,829
Aurobindo Pharma Ltd.	16,560	159,298
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	17,176
Bukwang Pharmaceutical Co. Ltd.	1,516	36,905
Cadila Healthcare Ltd.*	14,770	91,256
Caregen Co. Ltd.	258	21,644
Celltrion Pharm, Inc.*	697	56,710
Center Laboratories, Inc.*	7,194	17,191
China Grand Pharmaceutical and Healthcare Holdings Ltd.*	48,000	36,023
China Medical System Holdings Ltd.	85,000	209,677
China Resources Pharmaceutical Group Ltd.(b)	85,500	118,310
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	98,628
Chong Kun Dang Pharmaceutical Corp.	257	28,153
Cipla Ltd.	18,840	171,463
Consun Pharmaceutical Group Ltd.	16,000	17,308
CSPC Pharmaceutical Group Ltd.	262,000	674,341
Daewoong Co. Ltd.	602	10,484
Daewoong Pharmaceutical Co. Ltd.	266	44,331
Dong-A Socio Holdings Co. Ltd.	104	12,269
Dong-A ST Co. Ltd.	299	30,794
DongKook Pharmaceutical Co. Ltd.	450	29,577
Dr Reddy’s Laboratories Ltd.	4,920	155,536

Investments	Shares	Value
Pharmaceuticals – (continued)
Egyptian International Pharmaceuticals EIPICO	1,429	$11,180
Genomma Lab Internacional SAB de CV, Class B*	32,700	31,669
GlaxoSmithKline Pharmaceuticals Ltd.	948	33,291
Glenmark Pharmaceuticals Ltd.	7,280	62,361
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	6,000	23,164
Hanall Biopharma Co. Ltd.*	1,501	42,934
Hanmi Pharm Co. Ltd.	366	159,689
Hanmi Science Co. Ltd.	1,831	133,376
Hua Han Health Industry Holdings Ltd.* (c)	3,780,000	255,267
Hypera SA*	19,600	177,022
Il Dong Pharmaceutical Co. Ltd.	457	10,654
Ilyang Pharmaceutical Co. Ltd.*	756	29,021
Ipca Laboratories Ltd.	1,664	18,742
Jubilant Life Sciences Ltd.	4,445	58,583
JW Pharmaceutical Corp.	531	20,682
Kalbe Farma Tbk. PT	1,236,000	133,706
Kolon Life Science, Inc.*	291	21,660
Komipharm International Co. Ltd.*	2,616	95,524
Kwang Dong Pharmaceutical Co. Ltd.	73	629
Laurus Labs Ltd.(b)	602	4,612
Livzon Pharmaceutical Group, Inc., Class H	4,160	30,107
Lupin Ltd.	13,080	159,051
Luye Pharma Group Ltd.(a)	104,000	111,046
Mega Lifesciences PCL, NVDR	23,000	30,062
Natco Pharma Ltd.	5,750	69,600
Pfizer Ltd.	688	23,492
Pharmally International Holding Co. Ltd.	3,000	39,545
Piramal Enterprises Ltd.	4,680	182,291
Richter Gedeon Nyrt	7,680	155,538
Samjin Pharmaceutical Co. Ltd.	344	14,413
Sanofi India Ltd.	258	18,798
ScinoPharm Taiwan Ltd.	31,000	33,948
Searle Co. Ltd. (The)	5,200	16,013

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,000	$109,451
Shilpa Medicare Ltd.	774	5,450
Sihuan Pharmaceutical Holdings Group Ltd.	248,000	60,355
Sino Biopharmaceutical Ltd.	266,000	566,012
Solara Active Pharma Sciences Ltd.* (c)	518	1,024
SSY Group Ltd.	60,165	61,098
Strides Shasun Ltd.	3,108	29,688
Sun Pharma Advanced Research Co. Ltd.*	4,836	30,611
Sun Pharmaceutical Industries Ltd.	64,080	507,340
Tong Ren Tang Technologies Co. Ltd., Class H	17,000	27,466
Torrent Pharmaceuticals Ltd.	2,009	42,700
TTY Biopharm Co. Ltd.	10,686	36,298
Wockhardt Ltd.*	175	2,186
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	4,800	22,935
Yuhan Corp.	500	107,205
Yungjin Pharmaceutical Co. Ltd.*	5,316	42,705
YungShin Global Holding Corp.*	29,000	39,991
		6,613,749
Professional Services – 0.0%(e)
Benefit Systems SA*	98	29,788
Quess Corp. Ltd.* (b)	1,560	27,167
Sporton International, Inc.	2,363	13,138
		70,093
Real Estate Management & Development – 5.8%
Agile Group Holdings Ltd.	182,000	362,690
Aldar Properties PJSC	392,520	224,410
Aliansce Shopping Centers SA	3,500	17,271
Amata Corp. PCL	44,900	29,165
AP Thailand PCL, NVDR	1,668,000	443,954
Attacq Ltd.*	22,672	34,960

Investments	Shares	Value
Real Estate Management & Development – (continued)
Ayala Land, Inc.	348,000	$274,368
Bangkok Land PCL, NVDR	1,123,200	66,552
Barwa Real Estate Co.	8,732	84,778
Belle Corp.	182,000	11,817
BR Malls Participacoes SA	52,200	163,438
BR Properties SA	4,577	11,680
Bumi Serpong Damai Tbk. PT	499,200	60,640
C C Land Holdings Ltd.*	151,000	34,632
Carnival Group International Holdings Ltd.*	440,000	19,342
Cathay Real Estate Development Co. Ltd.	33,100	19,299
Central China Real Estate Ltd.	1,152,016	528,431
Central Pattana PCL, NVDR	84,000	214,924
China Aoyuan Property Group Ltd.	144,000	117,427
China Electronics Optics Valley Union Holding Co. Ltd.(b)	5,464,000	452,534
China Evergrande Group* (a)	202,000	649,890
China Jinmao Holdings Group Ltd.	560,000	321,091
China Logistics Property Holdings Co. Ltd.*	59,000	20,899
China Merchants Land Ltd.	2,400,000	507,629
China Oceanwide Holdings Ltd.*	202,000	11,067
China Overseas Grand Oceans Group Ltd.	2,387,500	1,049,517
China Overseas Land & Investment Ltd.	480,000	1,623,801
China Resources Land Ltd.	341,777	1,295,558
China SCE Property Holdings Ltd.	240,000	121,403
China South City Holdings Ltd.	348,000	76,267
China Vanke Co. Ltd., Class H	168,000	699,978
China Vast Industrial Urban Development Co. Ltd.(b)	755,000	387,685
Chong Hong Construction Co. Ltd.	24,000	70,005
CIFI Holdings Group Co. Ltd.	417,149	332,199
Ciputra Development Tbk. PT	597,049	47,206
Corp. Inmobiliaria Vesta SAB de CV	26,700	38,382

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Country Garden Holdings Co. Ltd.	400,000	$826,681
DAMAC Properties Dubai Co. PJSC*	220,200	166,057
DLF Ltd.	19,408	64,878
Dongwon Development Co. Ltd.	71,640	333,365
DoubleDragon Properties Corp.*	42,720	25,756
Eastern & Oriental Bhd.	42,574	15,191
Echo Investment SA	255,038	391,610
Eco World Development Group Bhd.*	141,200	41,387
Eco World International Bhd.*	68,800	17,097
Emaar Malls PJSC*	96,296	58,200
Emaar Properties PJSC	207,698	327,395
Ezdan Holding Group QSC*	97,204	299,274
Fantasia Holdings Group Co. Ltd.	2,520,000	500,901
Farglory Land Development Co. Ltd.	29,000	31,856
Filinvest Land, Inc.	17,520,000	562,000
Fullshare Holdings Ltd.* (a)	402,500	221,040
Future Land Development Holdings Ltd.	218,000	182,494
Gemdale Properties & Investment Corp. Ltd.	8,482,000	972,675
Globe Trade Centre SA	11,472	30,286
Glorious Property Holdings Ltd.*	86,000	7,013
Godrej Properties Ltd.*	3,326	40,130
Greenland Hong Kong Holdings Ltd.	1,440,000	671,538
Greentown China Holdings Ltd.(a)	85,500	113,735
Grupo GICSA SA de CV*	34,400	18,150
Guangzhou R&F Properties Co. Ltd., Class H	128,000	307,921
Guorui Properties Ltd.(b)	1,320,000	437,295
Hanson International Tbk. PT*	2,409,275	24,417
Highwealth Construction Corp.*	120,000	185,760
Hongkong Land Holdings Ltd.	72,000	522,000

Investments	Shares	Value
Real Estate Management & Development – (continued)
Hopson Development Holdings Ltd.	74,000	$79,391
Huaku Development Co. Ltd.	415,000	962,229
Huang Hsiang Construction Corp.*	240,000	228,347
Hung Sheng Construction Ltd.	790,000	933,213
Iguatemi Empresa de Shopping Centers SA	4,800	49,133
Indiabulls Real Estate Ltd.*	15,184	48,960
IOI Properties Group Bhd.	110,625	43,985
Jiayuan International Group Ltd.*	32,000	59,448
Joy City Property Ltd.	208,000	32,863
Kaisa Group Holdings Ltd.*	292,000	157,752
Kindom Construction Corp.	631,000	413,750
Korea Real Estate Investment & Trust Co. Ltd.	303,600	875,510
KWG Property Holding Ltd.	171,918	235,701
Land & Houses PCL, NVDR	155,700	54,268
Lippo Karawaci Tbk. PT*	810,600	25,986
Logan Property Holdings Co. Ltd.	162,000	240,680
Longfor Properties Co. Ltd.	180,000	543,561
LSR Group PJSC	73,034	969,524
LVGEM China Real Estate Investment Co. Ltd.	84,000	34,571
Mah Sing Group Bhd.	2,244,000	583,377
MAS Real Estate, Inc.	13,905	26,153
MBK PCL, NVDR	83,200	60,370
Medinet Nasr Housing*	16,655	12,077
Megaworld Corp.	585,000	50,870
Metropolitan Kentjana Tbk. PT	10,400	17,193
Mingfa Group International Co. Ltd.* (c)	36,000	8,669
Multiplan Empreendimentos Imobiliarios SA*	7,000	133,509
NEPI Rockcastle plc	34,080	375,614
New Europe Property Investments plc* ‡ (c)	16,041	—
Oberoi Realty Ltd.	8,116	66,823
Origin Property PCL	52,600	30,333
Pakuwon Jati Tbk. PT	1,268,300	53,786
Palm Hills Developments SAE*	2,228,520	659,507
Parque Arauco SA	39,960	124,129

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Phoenix Mills Ltd. (The)	1,462	$13,704
Platinum Group PCL (The), NVDR	147,200	38,479
Poly Property Group Co. Ltd.*	71,000	33,292
Powerlong Real Estate Holdings Ltd.	138,000	71,741
Prestige Estates Projects Ltd.	6,656	30,498
Prince Housing & Development Corp.	2,160,000	861,474
Pruksa Holding PCL, NVDR	62,400	44,091
Quality Houses PCL, NVDR	7,824,000	758,601
Radium Life Tech Co. Ltd.*	1,252,000	457,019
Red Star Macalline Group Corp. Ltd., Class H(b)	1,824,000	2,468,178
Redco Group(b)	52,000	32,665
Renhe Commercial Holdings Co. Ltd.*	550,000	11,143
Road King Infrastructure Ltd.(a)	427,000	816,106
Robinsons Land Corp.	103,906	35,941
Ronshine China Holdings Ltd.* (b)	870,500	1,304,377
Ruentex Development Co. Ltd.*	56,000	67,477
Sansiri PCL, NVDR	10,200,000	542,966
Sao Carlos Empreendimentos e Participacoes SA*	2,800	29,704
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	31,200	44,616
Shenzhen Investment Ltd.	384,793	156,403
Shimao Property Holdings Ltd.	135,500	363,428
Shining Building Business Co. Ltd.*	746,400	292,642
Shui On Land Ltd.	480,000	130,271
Singha Estate PCL, NVDR*	77,400	8,486
Sino-Ocean Group Holding Ltd.	363,267	254,575
Sinyi Realty, Inc.	20,105	29,390
SK D&D Co. Ltd.	258	7,150
Skyfame Realty Holdings Ltd.*	32,000	22,588
SM Prime Holdings, Inc.	696,000	460,642
Sobha Ltd.	1,548	12,759
SOHO China Ltd.	104,000	53,668

Investments	Shares	Value
Real Estate Management & Development – (continued)
SP Setia Bhd. Group	52,000	$42,279
Summarecon Agung Tbk. PT	433,400	28,192
Sunac China Holdings Ltd.(a)	128,000	552,888
Sunway Bhd.	100,235	38,577
Supalai PCL, NVDR*	48,600	35,726
Talaat Moustafa Group	51,370	39,637
Tian An China Investment Co. Ltd.	1,010,000	628,013
TICON Industrial Connection PCL, NVDR	51,400	28,827
Times China Holdings Ltd.	66,000	96,709
Tomson Group Ltd.	1,540,000	771,153
Top Spring International Holdings Ltd.	652,500	271,866
UEM Sunrise Bhd.*	71,900	16,951
United Development Co. QSC	314,818	1,262,385
UOA Development Bhd.	16,500	10,219
Vista Land & Lifescapes, Inc.	9,120,000	1,145,518
WHA Corp. PCL, NVDR	394,090	49,449
Wuzhou International Holdings Ltd.*	2,400,000	183,480
Yuexiu Property Co. Ltd.	720,000	163,298
Yuzhou Properties Co. Ltd.	181,000	132,840
Zall Group Ltd.*	174,000	227,470
Zhong An Real Estate Ltd.*	4,440,000	294,180
		41,486,004
Road & Rail – 0.1%
Blue Bird Tbk. PT	30,900	6,286
BTS Group Holdings PCL, NVDR	419,440	118,948
CAR, Inc.*	42,000	40,243
CJ Logistics Corp.*	416	60,956
Container Corp. of India Ltd.	5,280	103,155
Cosan Logistica SA*	4,018	12,557
Evergreen International Storage & Transport Corp.	65,000	29,659
Guangshen Railway Co. Ltd., Class H	30,000	17,507
Localiza Rent a Car SA*	28,860	230,784
PKP Cargo SA*	1,103	12,939
Rumo SA*	60,000	255,469
		888,503

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – 3.8%
A-DATA Technology Co. Ltd.	11,000	$26,732
Advanced Process Systems Corp.*	430	9,300
Advanced Wireless Semiconductor Co.	14,000	29,432
Ardentec Corp.	748,720	850,286
ASE Industrial Holding Co. Ltd.	207,420	562,954
ASMedia Technology, Inc.	2,104	24,534
ASPEED Technology, Inc.	1,000	28,729
Chipbond Technology Corp.	35,000	70,150
ChipMOS TECHNOLOGIES, Inc.	21,000	14,657
Darwin Precisions Corp.	11,000	8,644
DB HiTek Co. Ltd.	65,520	825,096
Elan Microelectronics Corp.*	18,000	26,282
Elite Advanced Laser Corp.	3,600	12,715
Elite Semiconductor Memory Technology, Inc.*	12,000	15,777
eMemory Technology, Inc.*	3,000	37,213
Eo Technics Co. Ltd.	390	27,459
Epistar Corp.	58,000	79,884
Eugene Technology Co. Ltd.	344	5,846
Everlight Electronics Co. Ltd.	49,000	68,979
Faraday Technology Corp.	16,000	36,233
FocalTech Systems Co. Ltd.*	507,000	444,684
Foxsemicon Integrated Technology, Inc.	1,050	6,903
GCL-Poly Energy Holdings Ltd.* (a)	1,560,000	194,795
Gigasolar Materials Corp.*	1,380	7,113
Gintech Energy Corp.*	973,337	524,723
Global Unichip Corp.	5,000	47,657
Globalwafers Co. Ltd.	13,000	212,225
Greatek Electronics, Inc.	24,000	43,642
Hanmi Semiconductor Co. Ltd.	1,248	12,269
Holtek Semiconductor, Inc.*	7,000	16,727
Hua Hong Semiconductor Ltd.(b)	20,000	45,615
Innox Advanced Materials Co. Ltd.*	520	32,912
Jusung Engineering Co. Ltd.	774	7,428
King Yuan Electronics Co. Ltd.*	150,000	149,055

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Kinsus Interconnect Technology Corp.	32,000	$53,105
Koh Young Technology, Inc.	416	39,651
LandMark Optoelectronics Corp.	2,000	18,792
LEENO Industrial, Inc.	416	22,318
Lextar Electronics Corp.*	12,000	7,280
Macronix International*	89,000	143,037
MediaTek, Inc.*	96,000	1,103,206
Motech Industries, Inc.*	864,115	604,572
Nanya Technology Corp.	37,000	116,303
Neo Solar Power Corp.*	42,000	17,532
Novatek Microelectronics Corp.	31,000	130,972
On-Bright Electronics, Inc.	2,000	16,325
OptoTech Corp.	23,000	17,180
Pan Jit International, Inc.	557,000	950,721
Panda Green Energy Group Ltd.*	172,000	18,409
Parade Technologies Ltd.	3,400	52,919
Phison Electronics Corp.	10,000	91,089
Pixart Imaging, Inc.	5,000	19,266
Powertech Technology, Inc.	43,000	124,117
PSK, Inc.	25,320	546,441
Radiant Opto-Electronics Corp.	56,330	117,281
Realtek Semiconductor Corp.*	26,070	99,569
SDI Corp.	12,000	28,594
Semiconductor Manufacturing International Corp.* (a)	194,000	250,155
Seoul Semiconductor Co. Ltd.	1,370	24,372
Sigurd Microelectronics Corp.	560,000	653,947
Silergy Corp.	4,000	84,092
Silicon Works Co. Ltd.	416	14,626
Sino-American Silicon Products, Inc.*	37,000	161,324
Sitronix Technology Corp.	195,000	561,540
SK Hynix, Inc.	73,560	5,819,784
Taiwan Semiconductor Co. Ltd.	9,000	20,807
Taiwan Semiconductor Manufacturing Co. Ltd.	1,103,000	8,462,677
Taiwan Surface Mounting Technology Corp.	483,000	416,288
TES Co. Ltd.	430	12,118
Tokai Carbon Korea Co. Ltd.	86	5,153

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Topco Scientific Co. Ltd.	279,085	$757,458
Toptec Co. Ltd.*	526	13,125
Unisem M Bhd.	17,200	7,891
United Microelectronics Corp.	720,000	389,367
Vanguard International Semiconductor Corp.	47,000	95,949
Visual Photonics Epitaxy Co. Ltd.	6,000	19,367
Wafer Works Corp.*	16,000	25,309
Win Semiconductors Corp.	20,961	159,050
Winbond Electronics Corp.	175,050	108,273
Wonik Holdings Co. Ltd.*	1,768	11,141
WONIK IPS Co. Ltd.	946	30,292
XinTec, Inc.*	6,000	11,742
Xinyi Solar Holdings Ltd.	560,000	256,873
		27,218,049
Software – 0.5%
Asseco Poland SA	136,080	1,708,889
CD Projekt SA	4,080	145,325
Com2uSCorp	520	77,899
Cyient Ltd.	764	8,710
DoubleUGames Co. Ltd.	312	18,258
Douzone Bizon Co. Ltd.	669	30,943
Gamania Digital Entertainment Co. Ltd.*	6,000	13,303
G-treeBNT Co. Ltd.*	525	23,201
International Games System Co. Ltd.	3,000	16,224
Kingdee International Software Group Co. Ltd.* (a)	66,000	64,753
Kingsoft Corp. Ltd.(a)	54,000	162,380
Linx SA	6,200	39,749
NCSoft Corp.	1,025	345,490
NetDragon Websoft Holdings Ltd.	12,000	29,173
Netmarble Corp.(b)	2,400	331,445
NHN Entertainment Corp.*	624	35,989
Oracle Financial Services Software Ltd.*	883	57,025
Pearl Abyss Corp.*	312	76,361
Soft-World International Corp.	5,000	14,804

Investments	Shares	Value
Software – (continued)
Tata Elxsi Ltd.	516	$9,570
TOTVS SA	7,600	69,731
Webzen, Inc.*	474	12,604
WeMade Entertainment Co. Ltd.	723	40,616
XPEC Entertainment, Inc.* ‡ (c)	14,800	—
		3,332,442
Specialty Retail – 1.2%
Ace Hardware Indonesia Tbk. PT	384,800	35,956
Beauty Community PCL, NVDR	114,400	84,459
Bermaz Auto Bhd.	20,800	11,769
Cashbuild Ltd.	1,168	40,699
China Harmony New Energy Auto Holding Ltd.(a)	1,343,000	766,622
China Yongda Automobiles Services Holdings Ltd.	85,500	98,483
China ZhengTong Auto Services Holdings Ltd.(a)	142,000	116,339
Cia Hering	4,800	26,287
Detsky Mir PJSC(b)	646,200	958,388
FF Group*	3,536	67,073
Foschini Group Ltd. (The)	13,200	227,336
GOME Retail Holdings Ltd.(a)	623,447	67,522
Grand Baoxin Auto Group Ltd.*	1,651,000	698,413
Home Product Center PCL, NVDR	252,000	119,772
Hotai Motor Co. Ltd.	21,000	206,902
Hotel Shilla Co. Ltd.	1,712	185,939
Italtile Ltd.	914,765	1,050,784
JUMBO SA	6,120	112,096
LOTTE Himart Co. Ltd.	936	65,289
M.Video PJSC*	2,600	16,783
Mr Price Group Ltd.	15,480	339,751
Padini Holdings Bhd.	17,200	18,631
PC Jeweller Ltd.	6,552	14,186
Pou Sheng International Holdings Ltd.(a)	3,673,000	613,083
PTG Energy PCL, NVDR	26,300	15,583
Seobu T&D*	475	4,692
Siam Global House PCL, NVDR	58,364	30,144

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Super Group Ltd.*	674,520	$2,000,799
Truworths International Ltd.	26,160	214,791
Via Varejo SA	5,700	48,621
Zhongsheng Group Holdings Ltd.(a)	75,500	217,411
		8,474,603
Technology Hardware, Storage & Peripherals – 6.3%
Acer, Inc.*	177,858	137,061
Adlink Technology, Inc.*	6,223	12,788
Advantech Co. Ltd.	20,220	139,759
Asia Vital Components Co. Ltd.*	506,000	462,620
Asustek Computer, Inc.	85,000	798,675
Casetek Holdings Ltd.	17,875	44,104
Catcher Technology Co. Ltd.	43,000	481,064
Chicony Electronics Co. Ltd.	67,654	167,383
Clevo Co.*	66,322	65,680
CMC Magnetics Corp.*	3,120,301	638,055
Compal Electronics, Inc.	525,000	344,245
Coolpad Group Ltd.* (c)	326,000	29,907
Elitegroup Computer Systems Co. Ltd.*	600,000	342,724
Ennoconn Corp.	2,000	32,582
Foxconn Technology Co. Ltd.	52,000	129,884
Getac Technology Corp.	44,000	63,651
Gigabyte Technology Co. Ltd.	56,000	123,786
HTC Corp.*	48,000	98,153
Inventec Corp.	369,000	281,241
Legend Holdings Corp., Class H(a) (b)	648,000	2,175,619
Lenovo Group Ltd.(a)	376,000	179,658
Lite-On Technology Corp.*	266,000	352,881
Meitu, Inc.* (b)	82,500	87,879
Micro-Star International Co. Ltd.	90,000	284,116
Mitac Holdings Corp.	71,676	77,886
Pegatron Corp.	270,000	634,242
Primax Electronics Ltd.	23,000	47,032
Qisda Corp.	181,000	125,106
Quanta Computer, Inc.	360,000	658,273
Quanta Storage, Inc.	360,000	327,920
Ritek Corp.*	104,000	20,739

Investments	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
Samsung Electronics Co. Ltd.(c)	12,480	$30,964,843
Samsung Electronics Co. Ltd. (Preference)(c)	1,878	3,736,482
Sindoh Co. Ltd.	9,720	550,592
Transcend Information, Inc.*	7,000	19,803
Wistron Corp.	360,000	288,375
		44,924,808
Textiles, Apparel & Luxury Goods – 2.1%
361 Degrees International Ltd.	1,080,000	344,026
Aditya Birla Fashion and Retail Ltd.*	6,536	14,372
Aksa Akrilik Kimya Sanayii A/S	135,960	444,811
Alpargatas SA (Preference)	5,900	26,407
ANTA Sports Products Ltd.	65,000	373,937
Arezzo Industria e Comercio SA	1,600	24,305
Arvind Ltd.	7,361	46,720
Bata India Ltd.	2,024	24,340
Bosideng International Holdings Ltd.	6,720,000	693,556
CCC SA	1,800	133,057
China Dongxiang Group Co. Ltd.	6,120,000	1,122,900
China Lilang Ltd.	22,000	27,723
Citychamp Watch & Jewellery Group Ltd.	126,000	26,972
De Licacy Industrial Co. Ltd.	13,339	11,406
Eclat Textile Co. Ltd.	12,698	154,291
F&F Co. Ltd.	11,280	461,529
Feng TAY Enterprise Co. Ltd.	21,122	96,377
Fila Korea Ltd.	17,760	2,170,011
Formosa Taffeta Co. Ltd.	33,000	37,477
Fuguiniao Co. Ltd., Class H* (c)	334,800	165,518
Fulgent Sun International Holding Co. Ltd.	2,000	4,299
Grendene SA	6,274	49,164
Guararapes Confeccoes SA	300	11,784
Handsome Co. Ltd.	24,720	768,413
Hansae Co. Ltd.	1,034	21,879
HengTen Networks Group Ltd.* (a)	1,032,000	40,106
HS Industries Co. Ltd.	67,560	540,834
Hwaseung Enterprise Co. Ltd.	16,080	326,704

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Lao Feng Xiang Co. Ltd., Class B	380,550	$1,374,166
LF Corp.	35,160	928,339
Li Ning Co. Ltd.*	95,500	108,176
LPP SA	78	204,141
Makalot Industrial Co. Ltd.*	7,650	36,975
Nan Liu Enterprise Co. Ltd.	2,000	10,714
Nishat Mills Ltd.	312,000	394,205
Page Industries Ltd.	360	130,532
Pou Chen Corp.	309,000	387,993
Quang Viet Enterprise Co. Ltd.	4,000	14,872
Rajesh Exports Ltd.	8,880	90,736
Raymond Ltd.	2,176	36,257
Relaxo Footwears Ltd.*	1,352	14,149
Ruentex Industries Ltd.*	34,000	66,307
Shenzhou International Group Holdings Ltd.	38,000	417,367
SRF Ltd.	774	27,746
Tainan Spinning Co. Ltd.	48,555	21,581
Taiwan Paiho Ltd.	11,000	29,595
Texhong Textile Group Ltd.	447,500	626,070
Titan Co. Ltd.	18,840	277,152
Vardhman Textiles Ltd.	25,200	463,183
Welspun India Ltd.	11,024	9,456
Xtep International Holdings Ltd.	1,680,000	980,397
Youngone Corp.	1,248	34,938
Youngone Holdings Co. Ltd.	9,480	474,865
		15,322,830
Thrifts & Mortgage Finance – 0.5%
Dewan Housing Finance Corp. Ltd.	10,440	100,270
GRUH Finance Ltd.	6,370	64,616
Housing Development Finance Corp. Ltd.	98,750	2,786,499
Indiabulls Housing Finance Ltd.	19,320	378,353
LIC Housing Finance Ltd.	15,240	124,861
Malaysia Building Society Bhd.	89,915	26,355
PNB Housing Finance Ltd.(b)	860	18,049
		3,499,003

Investments	Shares	Value
Tobacco – 0.3%
British American Tobacco Malaysia Bhd.	5,900	$36,842
Eastern Tobacco	6,552	76,248
Godfrey Phillips India Ltd.	23,735	313,296
Gudang Garam Tbk. PT	25,200	125,570
ITC Ltd.	171,120	721,632
KT&G Corp.	7,560	692,260
		1,965,848
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	15,288	32,092
AKR Corporindo Tbk. PT	71,700	25,253
Barloworld Ltd.	26,880	364,192
BOC Aviation Ltd.(a) (b)	26,100	152,977
China Aircraft Leasing Group Holdings Ltd.(a) (b)	492,000	526,589
CITIC Resources Holdings Ltd.	126,000	14,289
Ferreycorp SAA	1,842,360	1,492,617
International Business Settlement Holdings Ltd.*	330,000	14,086
LG International Corp.	5,280	130,758
Posco Daewoo Corp.	6,600	139,347
SK Networks Co. Ltd.	5,892	31,003
		2,923,203
Transportation Infrastructure – 1.0%
Adani Ports & Special Economic Zone Ltd.	47,880	292,201
Airports of Thailand PCL	54,000	121,483
Airports of Thailand PCL, NVDR	198,000	447,006
Bangkok Aviation Fuel Services PCL, NVDR	18,800	23,083
Bangkok Expressway & Metro PCL, NVDR	456,000	111,977
Beijing Capital International Airport Co. Ltd., Class H	74,000	101,455
CCR SA	72,000	246,902
China Merchants Port Holdings Co. Ltd.	65,393	147,146
COSCO SHIPPING International Hong Kong Co. Ltd.	108,000	43,072
COSCO SHIPPING Ports Ltd.	87,376	77,153

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Dalian Port PDA Co. Ltd., Class H	3,360,000	$547,995
DP World Ltd.	10,440	232,290
EcoRodovias Infraestrutura e Logistica SA	14,880	42,451
Grupo Aeroportuario del Centro Norte SAB de CV	17,200	90,697
Grupo Aeroportuario del Pacifico SAB de CV, Class B	20,600	213,369
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,600	225,627
Gujarat Pipavav Port Ltd.	20,884	46,405
Hopewell Highway Infrastructure Ltd.	52,000	31,671
International Container Terminal Services, Inc.	42,650	69,724
Jasa Marga Persero Tbk. PT	88,423	27,774
Jiangsu Expressway Co. Ltd., Class H	62,000	85,318
Lingkaran Trans Kota Holdings Bhd.	17,200	23,892
Malaysia Airports Holdings Bhd.	31,200	71,648
Novorossiysk Commercial Sea Port PJSC	289,596	32,834
OHL Mexico SAB de CV	26,500	39,463
Promotora y Operadora de Infraestructura SAB de CV*	12,000	122,440
Promotora y Operadora de Infraestructura SAB de CV, Class L*	2,300	15,989
Shenzhen Expressway Co. Ltd., Class H	1,266,000	1,290,479
Shenzhen International Holdings Ltd.	111,751	245,765
Sociedad Matriz SAAM SA	160,160	16,717
Taiwan High Speed Rail Corp.	134,000	103,263
TAV Havalimanlari Holding A/S	21,360	114,438
Tianjin Port Development Holdings Ltd.*	2,880,000	399,987
Westports Holdings Bhd.	61,600	52,439

Investments	Shares	Value
Transportation Infrastructure – (continued)
Yuexiu Transport Infrastructure Ltd.	1,200,000	$908,228
Zhejiang Expressway Co. Ltd., Class H	158,000	162,867
		6,825,248
Water Utilities – 0.6%
Aguas Andinas SA, Class A	165,240	110,111
Beijing Enterprises Water Group Ltd.* (a)	288,000	168,802
China Everbright Water Ltd.	42,900	13,608
China Water Affairs Group Ltd.	1,580,000	1,505,864
Cia de Saneamento Basico do Estado de Sao Paulo*	42,100	424,416
Cia de Saneamento de Minas Gerais-COPASA	112,200	1,621,378
Cia de Saneamento do Parana (Preference)	36,000	110,136
CT Environmental Group Ltd.	192,000	29,357
Guangdong Investment Ltd.	168,000	261,582
Inversiones Aguas Metropolitanas SA	11,208	21,309
Manila Water Co., Inc.	33,800	18,157
SIIC Environment Holdings Ltd.	89,300	29,338
TTW PCL, NVDR	68,000	26,717
		4,340,775
Wireless Telecommunication Services – 1.6%
Advanced Info Service PCL, NVDR	64,300	423,777
Almendral SA	1,638,960	133,963
America Movil SAB de CV, Series L	1,380,000	1,271,835
Axiata Group Bhd.	186,782	252,312
Bharti Airtel Ltd.	66,840	410,164
China Mobile Ltd.	330,117	3,163,100
DiGi.Com Bhd.	144,000	169,930
Empresa Nacional de Telecomunicaciones SA	5,699	67,465
Far EasTone Telecommunications Co. Ltd.*	82,000	217,288
Global Telecom Holding SAE*	105,267	30,616
Globe Telecom, Inc.	1,560	46,424

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
Ground International Development Ltd.*	150,000	$32,109
Idea Cellular Ltd.*	219,445	227,369
Indosat Tbk. PT	68,800	18,693
Intouch Holdings PCL, NVDR	96,000	174,905
Maxis Bhd.	84,000	124,817
MegaFon PJSC	15,240	114,465
Mobile TeleSystems PJSC	129,360	608,843
MTN Group Ltd.	111,480	1,118,394
PLAY Communications SA(b)	16,320	138,059
PLDT, Inc.	5,400	152,662
Sarana Menara Nusantara Tbk. PT	408,000	92,084
Sistema PJSFC	389,961	69,539
SK Telecom Co. Ltd.	5,040	1,078,264
Taiwan Mobile Co. Ltd.*	95,000	351,596
TIM Participacoes SA	48,000	219,514
Total Access Communication PCL, NVDR	41,600	67,224
Tower Bersama Infrastructure Tbk. PT	81,300	32,433
Turkcell Iletisim Hizmetleri A/S	55,680	191,204
Vodacom Group Ltd.	27,840	347,829
Vodafone Qatar QSC*	20,384	52,626
XL Axiata Tbk. PT*	149,675	22,808
		11,422,311
Total Common Stocks (Cost $598,494,549)		712,771,410
	Principal Amount
CORPORATE BONDS – 0.0%(e)
Independent Power and Renewable Electricity Producers – 0.0%(e)
NTPC Ltd.
Series 54, 8.49%, 3/25/2025 (Cost $–)	INR49,126	10,144

Investments	Number of Rights	Value
RIGHTS – 0.0%(e)
Semiconductors & Semiconductor Equipment – 0.0%(e)
Wafer Works Corp., expiring 6/8/2018, price 39.00 TWD* (c) (Cost $–)	798	$210
	Principal Amount
SECURITIES LENDING REINVESTMENTS(f) – 0.2%
REPURCHASE AGREEMENTS – 0.2%
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $250,013, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $272,815	$250,000	250,000
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $562,477, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $570,201	562,450	562,450
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $250,014, collateralized by various Common Stocks; total market value $279,622	250,000	250,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(f) – (continued)
REPURCHASE AGREEMENTS – (continued)
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $200,010, collateralized by various Common Stocks; total market value $220,921	$200,000	$200,000
		1,262,450
Total Securities Lending Reinvestments (Cost $1,262,450)		1,262,450
Total Investments – 99.4% (Cost $599,756,999)		714,044,214
Other Assets Less Liabilities – 0.6%		4,485,796
NET ASSETS – 100.0%		$718,530,010

*	Non-income producing security.

^	Security subject to restrictions on resale.

‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $21,335,908, collateralized in the form of cash with a value of $1,262,450 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,673,576 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 24, 2018 – November 15, 2047 and $17,010,500 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 8, 2018 – July 22, 2068; a total value of $22,946,526.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $35,679,077, which represents approximately 4.97% of net assets of the Fund.

(d)	Amount less than one dollar.

(e)	Represents less than 0.05% of net assets.

(f)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $1,262,450.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

INR – Indian Rupee

NVDR – Non-Voting Depositary Receipt

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

TWD – Taiwan Dollar

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,648,259
Aggregate gross unrealized depreciation	(24,735,557)
Net unrealized appreciation	$107,912,702
Federal income tax cost	$606,011,792

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	104	06/15/2018	USD	$5,991,440	$(158,236)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	700,620	Goldman Sachs & Co.	BRL*	2,299,365	06/20/2018	$44,532
USD	97,981	Goldman Sachs & Co.	INR*	6,426,458	06/20/2018	2,205
USD	1,212,273	Morgan Stanley	KRW*	1,285,763,600	06/20/2018	6,705
USD	33,644	Goldman Sachs & Co.	RUB*	1,941,866	06/20/2018	2,991
Total unrealized appreciation						$56,433
BRL*	1,342,760	Goldman Sachs & Co.	USD	400,000	06/20/2018	$(16,864)
HKD	889,226	Citibank NA	USD	113,760	06/20/2018	(323)
TWD*	1,125,297	Goldman Sachs & Co.	USD	38,896	06/20/2018	(730)
Total unrealized depreciation						$(17,917)
Net unrealized appreciation						$38,516

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

BRL – Brazilian Real

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

RUB – Russian Ruble

TWD – Taiwan Dollar

USD – US Dollar

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Brazil	6.0%
Chile	0.9
China	27.3
Colombia	0.8
Czech Republic	0.1
Egypt	0.4
Greece	0.6
Hungary	0.2
India	6.7
Indonesia	1.9
Malaysia	1.7
Mexico	2.0
Pakistan	0.7
Peru	0.4
Philippines	1.5
Poland	1.2
Qatar	0.8
Russia	4.0
South Africa	6.5
South Korea	19.6
Taiwan	12.4
Thailand	2.0
Turkey	0.9
United Arab Emirates	0.6
Other[1]	0.8
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.4%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $8,141,102)	133,809	$9,196,692

Total Investments – 98.4% (Cost $8,141,102)		9,196,692
Other Assets Less Liabilities – 1.6%		146,061
NET ASSETS – 100.0%		$9,342,753

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,198,526
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,198,526
Federal income tax cost	$8,143,127

The FlexShares Currency Hedged Morningstar DM ex-US Factor TiltIndex Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares April 30, 2018	Value April 30, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$18,799,687	$1,801,322	$11,793,109	133,809	$9,196,692	$(1,455,028)	$231,688	$1,843,820

Forward Foreign Currency Contracts
FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	539,519	Toronto-Dominion Bank (The)	AUD	703,000	05/22/2018	$8,843
USD	751,054	Toronto-Dominion Bank (The)	CAD	955,000	05/22/2018	5,782
USD	458,857	Toronto-Dominion Bank (The)	CHF	446,000	05/22/2018	7,506
USD	103,742	Toronto-Dominion Bank (The)	DKK	628,000	05/22/2018	1,742
USD	2,430,964	Toronto-Dominion Bank (The)	EUR	1,976,000	05/22/2018	39,976
USD	1,496,574	Toronto-Dominion Bank (The)	GBP	1,066,000	05/22/2018	26,925
USD	88,200	Toronto-Dominion Bank (The)	ILS	311,000	05/22/2018	1,654
USD	2,474,047	Toronto-Dominion Bank (The)	JPY	266,011,000	05/22/2018	39,749
USD	105,759	Toronto-Dominion Bank (The)	NOK	827,000	05/22/2018	2,455
USD	37,545	Toronto-Dominion Bank (The)	NZD	52,000	05/22/2018	909
USD	250,416	Toronto-Dominion Bank (The)	SEK	2,111,000	05/22/2018	8,587

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	120,106	Toronto-Dominion Bank (The)	SGD	158,000	05/22/2018	$726
USD	269,754	Toronto-Dominion Bank (The)	HKD	2,115,000	05/23/2018	107
Net unrealized appreciation						$144,961

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.8%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(a)
(Cost $27,152,133)	592,986	$35,312,316

Total Investments – 98.8% (Cost $27,152,133)		35,312,316
Other Assets Less Liabilities – 1.2%		413,078
NET ASSETS – 100.0%		$35,725,394

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,359,819
Aggregate gross unrealized depreciation	(54,666)
Net unrealized appreciation	$8,305,153
Federal income tax cost	$27,174,168

The FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares April 30, 2018	Value April 30, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$41,185,996	$626,243	$7,834,374	592,986	$35,312,316	$(1,084,332)	$313,043	$2,418,783

Futures Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
MSCI Emerging Markets E-Mini Index	4	06/15/2018	USD	$230,440	$(9,678)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
IDR*	212,540,000	Goldman Sachs & Co.	USD	15,233	05/23/2018	$9
MXN	290,000	Goldman Sachs & Co.	USD	15,309	05/23/2018	78
PHP*	580,000	Morgan Stanley	USD	11,087	05/23/2018	109
TRY	30,000	Citibank NA	USD	7,283	05/23/2018	45
TWD*	2,860,000	Goldman Sachs & Co.	USD	96,726	05/23/2018	78

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	2,219,428	Goldman Sachs & Co.	BRL*	7,590,000	05/23/2018	$47,881
USD	339,185	BNP Paribas SA	CLP*	202,460,000	05/23/2018	8,246
USD	209,157	Toronto-Dominion Bank (The)	EUR	170,000	05/23/2018	3,438
USD	9,728,010	Citibank NA	HKD	76,280,000	05/23/2018	2,869
USD	2,404,811	Morgan Stanley	INR*	160,170,000	05/23/2018	10,675
USD	744,418	Citibank NA	MXN	13,930,000	05/23/2018	5,330
USD	647,611	Goldman Sachs & Co.	MYR*	2,530,000	05/23/2018	3,275
USD	471,173	Citibank NA	PLN	1,600,000	05/23/2018	14,419
USD	1,427,839	Goldman Sachs & Co.	RUB*	88,110,000	05/23/2018	32,420
USD	768,166	Citibank NA	THB	24,090,000	05/23/2018	4,420
USD	4,671,895	JPMorgan Chase Bank	TWD*	137,620,000	05/23/2018	13,803
USD	2,408,442	Citibank NA	ZAR	29,240,000	05/23/2018	73,214
KRW*	156,950,000	Goldman Sachs & Co.	USD	145,806	05/24/2018	1,221
Total unrealized appreciation						$221,530
BRL*	160,000	Goldman Sachs & Co.	USD	45,999	05/23/2018	$(223)
CLP*	4,210,000	BNP Paribas SA	USD	7,040	05/23/2018	(159)
HKD	1,590,000	Bank of Montreal	USD	202,738	05/23/2018	(25)
INR*	3,330,000	Morgan Stanley	USD	49,947	05/23/2018	(172)
MYR*	50,000	Morgan Stanley	USD	12,806	05/23/2018	(72)
PLN	30,000	JPMorgan Chase Bank	USD	8,732	05/23/2018	(168)
RUB*	1,830,000	JPMorgan Chase Bank	USD	29,656	05/23/2018	(674)
THB	500,000	Credit Suisse International	USD	15,903	05/23/2018	(51)
USD	728,341	BNP Paribas SA	IDR*	10,210,400,000	05/23/2018	(3,846)
USD	533,713	Goldman Sachs & Co.	PHP*	27,950,000	05/23/2018	(5,806)
USD	372,602	Citibank NA	TRY	1,530,000	05/23/2018	(1,145)
ZAR	610,000	Citibank NA	USD	49,246	05/23/2018	(529)
USD	7,031,031	Goldman Sachs & Co.	KRW*	7,539,690,000	05/24/2018	(31,977)
Total unrealized depreciation						$(44,847)
Net unrealized appreciation						$176,683

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

BRL – Brazilian Real

CLP – Chilean Peso

EUR – Euro

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.6%
Aerospace & Defense – 2.4%
Boeing Co. (The)	2,550	$850,578
Spirit AeroSystems Holdings, Inc., Class A	2,244	180,350
		1,030,928
Airlines – 0.5%
Delta Air Lines, Inc.	4,437	231,700
Auto Components – 0.6%
Lear Corp.	1,275	238,387
Banks – 5.9%
Bank of America Corp.	31,722	949,122
Citigroup, Inc.	11,934	814,734
Fifth Third Bancorp	7,140	236,834
JPMorgan Chase & Co.	1,734	188,625
PNC Financial Services Group, Inc. (The)	2,244	326,749
		2,516,064
Biotechnology – 1.5%
AbbVie, Inc.	2,805	270,823
Amgen, Inc.	2,193	382,634
		653,457
Building Products – 0.9%
Lennox International, Inc.	969	187,376
Owens Corning	2,856	187,039
		374,415
Capital Markets – 5.1%
Ameriprise Financial, Inc.	1,734	243,124
Goldman Sachs Group, Inc. (The)	2,601	619,897
Morgan Stanley	9,486	489,667
MSCI, Inc.	1,785	267,447
S&P Global, Inc.	2,142	403,981
T. Rowe Price Group, Inc.	1,377	156,730
		2,180,846
Chemicals – 1.3%
LyondellBasell Industries NV, Class A	3,111	328,926

Investments	Shares	Value
Chemicals – (continued)
Westlake Chemical Corp.	2,040	$218,219
		547,145
Communications Equipment – 2.2%
Cisco Systems, Inc.	21,267	941,915
Consumer Finance – 2.8%
Ally Financial, Inc.	8,568	223,625
American Express Co.	3,621	357,574
Capital One Financial Corp.	4,539	411,324
Discover Financial Services	2,550	181,687
		1,174,210
Diversified Financial Services – 0.4%
Berkshire Hathaway, Inc., Class B*	867	167,964
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	11,169	365,227
Verizon Communications, Inc.	4,029	198,831
		564,058
Electric Utilities – 2.5%
Edison International	3,672	240,590
Exelon Corp.	8,568	339,978
FirstEnergy Corp.	7,650	263,160
PG&E Corp.	5,253	242,163
		1,085,891
Electrical Equipment – 0.6%
Eaton Corp. plc	3,519	264,031
Electronic Equipment, Instruments & Components – 0.9%
Arrow Electronics, Inc.*	2,448	182,964
TE Connectivity Ltd.	2,346	215,245
		398,209
Equity Real Estate Investment Trusts (REITs) – 4.4%
Duke Realty Corp.	8,619	233,575
Equity Residential	3,009	185,685
Host Hotels & Resorts, Inc.	10,761	210,485
Kimco Realty Corp.	13,617	197,583
Prologis, Inc.	4,131	268,143
Public Storage	1,530	308,724

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
SL Green Realty Corp.	2,193	$214,344
Ventas, Inc.	4,233	217,661
Weyerhaeuser Co.	1,530	56,273
		1,892,473
Food & Staples Retailing – 3.5%
CVS Health Corp.	9,129	637,478
Walgreens Boots Alliance, Inc.	2,142	142,336
Walmart, Inc.	8,058	712,811
		1,492,625
Food Products – 2.3%
Archer-Daniels-Midland Co.	6,477	293,926
Conagra Brands, Inc.	6,426	238,212
JM Smucker Co. (The)	2,091	238,541
Tyson Foods, Inc., Class A	2,958	207,356
		978,035
Gas Utilities – 0.7%
UGI Corp.	5,712	276,404
Health Care Equipment & Supplies – 1.8%
Baxter International, Inc.	3,825	265,838
Danaher Corp.	5,151	516,748
		782,586
Health Care Providers & Services – 4.9%
Anthem, Inc.	2,193	517,526
Centene Corp.*	2,499	271,341
Cigna Corp.	1,530	262,885
Express Scripts Holding Co.*	4,794	362,906
Humana, Inc.	1,326	390,083
UnitedHealth Group, Inc.	1,173	277,297
		2,082,038
Hotels, Restaurants & Leisure – 1.4%
Hilton Worldwide Holdings, Inc.	2,601	205,063
Royal Caribbean Cruises Ltd.	1,989	215,190
Yum! Brands, Inc.	1,836	159,915
		580,168

Investments	Shares	Value
Household Durables – 1.6%
DR Horton, Inc.	5,406	$238,621
NVR, Inc.*	70	217,000
PulteGroup, Inc.	6,987	212,125
		667,746
Independent Power and Renewable Electricity Producers – 0.7%
NRG Energy, Inc.	9,486	294,066
Insurance – 2.7%
Athene Holding Ltd., Class A*	4,539	222,411
Lincoln National Corp.	3,417	241,377
Loews Corp.	4,437	232,765
Reinsurance Group of America, Inc.	1,377	205,724
Torchmark Corp.	969	84,051
Unum Group	3,570	172,716
		1,159,044
Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc.*	343	537,183
Internet Software & Services – 2.9%
Alphabet, Inc., Class A*	43	43,799
Alphabet, Inc., Class C*	340	345,892
eBay, Inc.*	3,621	137,163
Facebook, Inc., Class A*	1,173	201,756
IAC/InterActiveCorp*	1,683	272,882
VeriSign, Inc.*	2,142	251,514
		1,253,006
IT Services – 2.5%
Amdocs Ltd.	1,224	82,314
Cognizant Technology Solutions Corp., Class A	5,406	442,319
International Business Machines Corp.	663	96,108
Leidos Holdings, Inc.	3,774	242,404
Total System Services, Inc.	2,499	210,066
		1,073,211
Machinery – 2.7%
Caterpillar, Inc.	3,111	449,104
Cummins, Inc.	1,581	252,739
Dover Corp.	2,142	198,563

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Pentair plc	3,468	$233,327
		1,133,733
Media – 0.8%
Discovery, Inc., Class A*	1,479	34,978
Discovery, Inc., Class C*	1,122	24,931
News Corp., Class A	11,883	189,890
Viacom, Inc., Class B	2,703	81,523
		331,322
Metals & Mining – 1.9%
Freeport-McMoRan, Inc.	14,637	222,629
Newmont Mining Corp.	2,958	116,220
Nucor Corp.	4,131	254,552
Steel Dynamics, Inc.	4,539	203,392
		796,793
Multiline Retail – 1.3%
Dollar Tree, Inc.*	2,550	244,519
Target Corp.	4,386	318,424
		562,943
Multi-Utilities – 1.0%
CenterPoint Energy, Inc.	7,599	192,483
DTE Energy Co.	2,346	247,268
		439,751
Oil, Gas & Consumable Fuels – 7.8%
Chevron Corp.	7,650	957,091
ConocoPhillips	11,016	721,548
Exxon Mobil Corp.	5,304	412,386
Marathon Petroleum Corp.	4,743	355,298
Phillips 66	3,876	431,438
Valero Energy Corp.	3,978	441,280
		3,319,041
Pharmaceuticals – 3.0%
Johnson & Johnson	6,834	864,432
Mylan NV*	5,355	207,560
Perrigo Co. plc	2,856	223,168
		1,295,160

Investments	Shares	Value
Road & Rail – 0.8%
Norfolk Southern Corp.	2,346	$336,581
Semiconductors & Semiconductor Equipment – 6.3%
Intel Corp.	19,737	1,018,824
KLA-Tencor Corp.	1,887	191,983
Lam Research Corp.	1,377	254,828
Micron Technology, Inc.*	9,282	426,786
NVIDIA Corp.	2,907	653,784
Texas Instruments, Inc.	1,581	160,361
		2,706,566
Software – 4.0%
Adobe Systems, Inc.*	1,275	282,540
CA, Inc.	5,814	202,327
Dell Technologies, Inc., Class V*	1,734	124,449
Intuit, Inc.	2,244	414,669
Microsoft Corp.	7,344	686,811
		1,710,796
Specialty Retail – 3.3%
Best Buy Co., Inc.	3,672	281,018
Gap, Inc. (The)	7,191	210,265
Home Depot, Inc. (The)	5,049	933,055
		1,424,338
Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	6,273	1,036,676
HP, Inc.	16,371	351,813
Seagate Technology plc	4,998	289,334
Western Digital Corp.	3,213	253,152
Xerox Corp.	6,375	200,494
		2,131,469
Textiles, Apparel & Luxury Goods – 0.6%
PVH Corp.	1,683	268,725
Tobacco – 0.3%
Altria Group, Inc.	2,295	128,772
Trading Companies & Distributors – 0.6%
WW Grainger, Inc.	969	272,628

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.*	4,335	$262,311
Total Common Stocks (Cost $38,738,982)		42,558,734

Total Investments – 99.6% (Cost $38,738,982)		42,558,734
Other Assets Less Liabilities – 0.4%		152,888
NET ASSETS – 100.0%		$42,711,622
*	Non-income producing security.

Percentages shown are based on Net Assets.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,430,154
Aggregate gross unrealized depreciation	(613,774)
Net unrealized appreciation	$3,816,380
Federal income tax cost	$38,737,487

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contract as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	1	06/15/2018	USD	$132,350	$(4,867)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.9%
Aerospace & Defense – 0.7%
L3 Technologies, Inc.	30	$5,876
United Technologies Corp.	1,305	156,796
		162,672
Air Freight & Logistics – 1.2%
Expeditors International of Washington, Inc.	555	35,442
FedEx Corp.	690	170,568
United Parcel Service, Inc., Class B	720	81,720
		287,730
Airlines – 0.3%
Alaska Air Group, Inc.	375	24,349
American Airlines Group, Inc.	750	32,198
United Continental Holdings, Inc.*	345	23,301
		79,848
Auto Components – 0.6%
Aptiv plc	450	38,061
Autoliv, Inc.	120	16,086
BorgWarner, Inc.	900	44,046
Goodyear Tire & Rubber Co. (The)	1,395	35,028
		133,221
Automobiles – 0.5%
Ford Motor Co.	1,200	13,488
Harley-Davidson, Inc.	615	25,295
Tesla, Inc.*	300	88,170
		126,953
Banks – 8.8%
Bank of America Corp.	22,995	688,010
Citigroup, Inc.	3,780	258,061
Citizens Financial Group, Inc.	900	37,341
First Republic Bank	195	18,110
JPMorgan Chase & Co.	8,535	928,437
KeyCorp	2,505	49,900
PNC Financial Services Group, Inc. (The)	645	93,918
SVB Financial Group*	15	4,494
		2,078,271

Investments	Shares	Value
Beverages – 2.5%
Brown-Forman Corp., Class B	660	$36,987
Coca-Cola Co. (The)	4,665	201,575
Coca-Cola European Partners plc	1,335	52,332
Dr Pepper Snapple Group, Inc.	615	73,775
Molson Coors Brewing Co., Class B	675	48,087
PepsiCo, Inc.	1,665	168,065
		580,821
Biotechnology – 2.5%
AbbVie, Inc.	1,575	152,066
Alkermes plc*	150	6,641
Alnylam Pharmaceuticals, Inc.*	165	15,598
Amgen, Inc.	1,230	214,610
Biogen, Inc.*	360	98,496
BioMarin Pharmaceutical, Inc.*	255	21,295
Regeneron Pharmaceuticals, Inc.*	15	4,555
Vertex Pharmaceuticals, Inc.*	420	64,327
		577,588
Building Products – 0.6%
Fortune Brands Home & Security, Inc.	480	26,251
Johnson Controls International plc	2,055	69,603
Masco Corp.	915	34,651
Owens Corning	150	9,824
		140,329
Capital Markets – 3.1%
Bank of New York Mellon Corp. (The)	2,490	135,730
Goldman Sachs Group, Inc. (The)	870	207,347
Intercontinental Exchange, Inc.	465	33,694
Morgan Stanley	2,145	110,725
MSCI, Inc.	120	17,980
S&P Global, Inc.	555	104,673
SEI Investments Co.	315	19,917
State Street Corp.	900	89,802
		719,868
Chemicals – 2.4%
Air Products & Chemicals, Inc.	390	63,293
Celanese Corp., Series A	240	26,081
Eastman Chemical Co.	150	15,312
Ecolab, Inc.	645	93,377

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
FMC Corp.	60	$4,784
International Flavors & Fragrances, Inc.	180	25,427
LyondellBasell Industries NV, Class A	450	47,579
Monsanto Co.	1,095	137,280
Mosaic Co. (The)	570	15,361
PPG Industries, Inc.	705	74,645
Sherwin-Williams Co. (The)	150	55,149
		558,288
Commercial Services & Supplies – 0.1%
Cintas Corp.	195	33,208
Communications Equipment – 1.6%
Cisco Systems, Inc.	7,890	349,448
Motorola Solutions, Inc.	180	19,769
		369,217
Construction Materials – 0.0%(a)
Vulcan Materials Co.	15	1,675
Consumer Finance – 1.1%
Ally Financial, Inc.	360	9,396
American Express Co.	930	91,838
Capital One Financial Corp.	1,050	95,151
Synchrony Financial	1,695	56,223
		252,608
Containers & Packaging – 0.4%
Avery Dennison Corp.	30	3,144
Ball Corp.	660	26,459
Crown Holdings, Inc.*	180	8,971
International Paper Co.	630	32,483
Packaging Corp. of America	135	15,618
Sealed Air Corp.	30	1,316
		87,991
Diversified Financial Services – 0.1%
Voya Financial, Inc.	300	15,705
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	8,520	278,604
CenturyLink, Inc.	8,820	163,876

Investments	Shares	Value
Diversified Telecommunication Services – (continued)
Verizon Communications, Inc.	5,340	$263,529
		706,009
Electric Utilities – 1.5%
Alliant Energy Corp.	930	39,944
Duke Energy Corp.	390	31,262
Entergy Corp.	435	35,492
Eversource Energy	300	18,075
NextEra Energy, Inc.	1,110	181,940
PG&E Corp.	150	6,915
Pinnacle West Capital Corp.	480	38,640
		352,268
Electrical Equipment – 0.8%
Eaton Corp. plc	1,425	106,918
Emerson Electric Co.	705	46,819
Rockwell Automation, Inc.	285	46,891
		200,628
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp., Class A	300	25,113
CDW Corp.	540	38,497
		63,610
Energy Equipment & Services – 1.4%
Halliburton Co.	4,605	244,019
Schlumberger Ltd.	1,380	94,613
		338,632
Equity Real Estate Investment Trusts (REITs) – 1.1%
AvalonBay Communities, Inc.	570	92,910
Digital Realty Trust, Inc.	225	23,780
HCP, Inc.	75	1,752
Host Hotels & Resorts, Inc.	585	11,443
Iron Mountain, Inc.	45	1,527
Ventas, Inc.	915	47,049
Vornado Realty Trust	90	6,123
Weyerhaeuser Co.	1,770	65,101
		249,685
Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	795	156,742
CVS Health Corp.	150	10,475
Kroger Co. (The)	1,170	29,472

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Sysco Corp.	1,770	$110,696
Walgreens Boots Alliance, Inc.	165	10,964
		318,349
Food Products – 2.9%
Archer-Daniels-Midland Co.	1,785	81,003
Bunge Ltd.	315	22,752
Campbell Soup Co.	990	40,372
Conagra Brands, Inc.	1,785	66,170
General Mills, Inc.	495	21,651
Hershey Co. (The)	135	12,412
Hormel Foods Corp.	1,335	48,394
Ingredion, Inc.	330	39,960
JM Smucker Co. (The)	435	49,625
Kellogg Co.	555	32,690
McCormick & Co., Inc. (Non-Voting)	330	34,785
Mondelez International, Inc., Class A	4,785	189,007
Tyson Foods, Inc., Class A	615	43,112
		681,933
Health Care Equipment & Supplies – 3.7%
Abbott Laboratories	4,185	243,274
Baxter International, Inc.	1,035	71,932
Becton Dickinson and Co.	600	139,122
Cooper Cos., Inc. (The)	45	10,292
Danaher Corp.	750	75,240
Edwards Lifesciences Corp.*	315	40,118
Hologic, Inc.*	1,050	40,730
IDEXX Laboratories, Inc.*	105	20,421
Intuitive Surgical, Inc.*	60	26,447
Medtronic plc	2,160	173,081
Teleflex, Inc.	45	12,055
Varian Medical Systems, Inc.*	90	10,403
		863,115
Health Care Providers & Services – 1.2%
Anthem, Inc.	600	141,594
Cigna Corp.	210	36,082
Humana, Inc.	180	52,953
Laboratory Corp. of America Holdings*	315	53,786
		284,415

Investments	Shares	Value
Hotels, Restaurants & Leisure – 3.3%
Carnival Corp.	930	$58,646
Darden Restaurants, Inc.	150	13,929
Hilton Worldwide Holdings, Inc.	450	35,478
Marriott International, Inc., Class A	750	102,510
McDonald’s Corp.	1,170	195,905
Royal Caribbean Cruises Ltd.	510	55,177
Starbucks Corp.	3,705	213,297
Wyndham Worldwide Corp.	255	29,123
Yum! Brands, Inc.	825	71,857
		775,922
Household Durables – 0.1%
Whirlpool Corp.	135	20,918
Household Products – 2.2%
Church & Dwight Co., Inc.	1,875	86,625
Clorox Co. (The)	885	103,722
Colgate-Palmolive Co.	390	25,440
Procter & Gamble Co. (The)	4,290	310,338
		526,125
Independent Power and Renewable Electricity Producers – 0.1%
AES Corp.	1,965	24,052
Industrial Conglomerates – 1.7%
3M Co.	1,080	209,941
General Electric Co.	11,505	161,875
Roper Technologies, Inc.	150	39,629
		411,445
Insurance – 1.8%
Aflac, Inc.	1,530	69,722
Alleghany Corp.	15	8,620
Allstate Corp. (The)	435	42,552
Aon plc	465	66,248
Arthur J Gallagher & Co.	270	18,897
Chubb Ltd.	45	6,105
Hartford Financial Services Group, Inc. (The)	615	33,112
MetLife, Inc.	1,440	68,645
Principal Financial Group, Inc.	930	55,075
Reinsurance Group of America, Inc.	255	38,097

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
XL Group Ltd.	255	$14,175
		421,248
Internet & Direct Marketing Retail – 0.6%
Booking Holdings, Inc.*	60	130,680
Internet Software & Services – 4.5%
Akamai Technologies, Inc.*	60	4,299
Alphabet, Inc., Class C*	720	732,478
Facebook, Inc., Class A*	1,845	317,340
		1,054,117
IT Services – 2.3%
Accenture plc, Class A	1,680	254,016
Amdocs Ltd.	375	25,219
International Business Machines Corp.	1,590	230,486
Jack Henry & Associates, Inc.	105	12,545
Total System Services, Inc.	180	15,131
Western Union Co. (The)	525	10,369
		547,766
Leisure Products – 0.2%
Hasbro, Inc.	435	38,319
Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	495	32,541
Thermo Fisher Scientific, Inc.	525	110,434
Waters Corp.*	30	5,652
		148,627
Machinery – 1.7%
Cummins, Inc.	375	59,947
Deere & Co.	480	64,958
Dover Corp.	375	34,763
Illinois Tool Works, Inc.	540	76,691
Ingersoll-Rand plc	720	60,401
Pentair plc	210	14,129
Snap-on, Inc.	150	21,787
Stanley Black & Decker, Inc.	450	63,716
Xylem, Inc.	210	15,309
		411,701

Investments	Shares	Value
Media – 1.4%
Comcast Corp., Class A	225	$7,063
Interpublic Group of Cos., Inc. (The)	1,365	32,200
Time Warner, Inc.	165	15,642
Twenty-First Century Fox, Inc., Class A	1,470	53,743
Walt Disney Co. (The)	2,235	224,238
		332,886
Metals & Mining – 0.2%
Newmont Mining Corp.	1,275	50,095
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Annaly Capital Management, Inc.	4,605	47,754
Multiline Retail – 0.7%
Dollar General Corp.	420	40,543
Kohl’s Corp.	285	17,704
Target Corp.	1,335	96,921
		155,168
Multi-Utilities – 0.9%
CenterPoint Energy, Inc.	2,175	55,093
CMS Energy Corp.	1,020	48,134
Sempra Energy	150	16,770
WEC Energy Group, Inc.	1,425	91,599
		211,596
Oil, Gas & Consumable Fuels – 7.1%
Chevron Corp.	3,735	467,286
ConocoPhillips	2,805	183,728
Devon Energy Corp.	300	10,899
EQT Corp.	660	33,125
Exxon Mobil Corp.	8,130	632,107
Hess Corp.	1,170	66,678
Phillips 66	1,335	148,599
Valero Energy Corp.	1,185	131,452
		1,673,874
Personal Products – 0.4%
Estee Lauder Cos., Inc. (The), Class A	600	88,854
Pharmaceuticals – 2.9%
Allergan plc	90	13,829
Bristol-Myers Squibb Co.	3,015	157,172
Eli Lilly & Co.	360	29,185

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Merck & Co., Inc.	1,980	$116,563
Perrigo Co. plc	360	28,130
Pfizer, Inc.	9,195	336,629
		681,508
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	345	15,632
Semiconductors & Semiconductor Equipment – 5.2%
Intel Corp.	10,695	552,076
Lam Research Corp.	165	30,535
Maxim Integrated Products, Inc.	165	8,992
Microchip Technology, Inc.	360	30,118
NVIDIA Corp.	1,260	283,374
QUALCOMM, Inc.	1,695	86,462
Texas Instruments, Inc.	2,130	216,046
Xilinx, Inc.	285	18,308
		1,225,911
Software – 7.8%
Activision Blizzard, Inc.	795	52,748
Adobe Systems, Inc.*	630	139,608
Autodesk, Inc.*	420	52,878
CA, Inc.	90	3,132
Intuit, Inc.	435	80,384
Microsoft Corp.	13,995	1,308,811
Oracle Corp.	3,825	174,688
Snap, Inc., Class A*	900	12,897
Symantec Corp.	270	7,503
		1,832,649
Specialty Retail – 1.6%
AutoZone, Inc.*	45	28,103
Best Buy Co., Inc.	525	40,178
Lowe’s Cos., Inc.	1,020	84,079
Tiffany & Co.	315	32,392
TJX Cos., Inc. (The)	1,665	141,275
Ulta Beauty, Inc.*	165	41,400
		367,427
Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	6,945	1,147,731

Investments	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
Hewlett Packard Enterprise Co.	2,490	$42,455
HP, Inc.	3,165	68,016
NetApp, Inc.	90	5,992
Western Digital Corp.	285	22,455
Xerox Corp.	465	14,624
		1,301,273
Textiles, Apparel & Luxury Goods – 1.1%
Hanesbrands, Inc.	825	15,238
NIKE, Inc., Class B	2,445	167,214
Tapestry, Inc.	660	35,488
VF Corp.	645	52,161
		270,101
Tobacco – 0.5%
Altria Group, Inc.	1,050	58,915
Philip Morris International, Inc.	645	52,890
		111,805
Trading Companies & Distributors – 0.2%
Fastenal Co.	705	35,243
HD Supply Holdings, Inc.*	555	21,484
		56,727
Water Utilities – 0.3%
American Water Works Co., Inc.	780	67,532
Total Common Stocks (Cost $21,661,879)		23,266,349

Total Investments – 98.9% (Cost $21,661,879)		23,266,349
Other Assets Less Liabilities – 1.1%		253,308
NET ASSETS – 100.0%		$23,519,657

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,079,819
Aggregate gross unrealized depreciation	(482,439)
Net unrealized appreciation	$1,597,380
Federal income tax cost	$21,665,885

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
Russell 2000 E-Mini Index	1	06/15/2018	USD	$77,190	$1,013
S&P 500 E-Mini Index	1	06/15/2018	USD	132,350	(4,097)
					$(3,084)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.6%
Aerospace & Defense – 0.2%
Cobham plc*	2,170	$3,440
Meggitt plc	84	547
United Technologies Corp.	1,176	141,296
		145,283
Air Freight & Logistics – 0.6%
Bollore SA	3,276	16,300
Deutsche Post AG (Registered)	1,554	67,779
Expeditors International of Washington, Inc.	392	25,033
FedEx Corp.	896	221,491
Royal Mail plc	3,318	26,561
United Parcel Service, Inc., Class B	420	47,670
		404,834
Airlines – 0.3%
Air France-KLM*	784	7,708
Alaska Air Group, Inc.	574	37,270
American Airlines Group, Inc.	602	25,844
Deutsche Lufthansa AG (Registered)	406	11,856
easyJet plc	1,078	23,608
International Consolidated Airlines Group SA, DI	2,786	24,183
Qantas Airways Ltd.	1,764	7,683
United Continental Holdings, Inc.*	602	40,659
		178,811
Auto Components – 0.6%
Autoliv, Inc.	196	26,274
BorgWarner, Inc.	1,036	50,702
Bridgestone Corp.	800	33,550
Cie Generale des Etablissements Michelin SCA	672	94,628
Faurecia SA	350	28,671
NGK Spark Plug Co. Ltd.	2,800	72,159
Nokian Renkaat OYJ	126	5,062
Valeo SA	896	60,016
		371,062
Automobiles – 1.5%
Bayerische Motoren Werke AG	1,918	214,283

Investments	Shares	Value
Automobiles – (continued)
Daimler AG (Registered)	1,750	$138,490
Ferrari NV	280	34,523
Fiat Chrysler Automobiles NV*	1,778	39,892
Ford Motor Co.	9,128	102,599
Harley-Davidson, Inc.	700	28,791
Honda Motor Co. Ltd.	9,800	337,369
Peugeot SA	1,722	42,484
Porsche Automobil Holding SE (Preference)	154	13,173
Renault SA	504	54,707
		1,006,311
Banks – 11.6%
ABN AMRO Group NV, CVA(a)	1,288	40,040
AIB Group plc	1,526	9,112
Australia & New Zealand Banking Group Ltd.	10,430	211,314
Banco Bilbao Vizcaya Argentaria SA	22,932	186,464
Banco Comercial Portugues SA, Class R*	15,862	5,330
Banco de Sabadell SA	16,296	32,024
Banco Santander SA	13,398	86,975
Bank of America Corp.	43,470	1,300,622
Bank of Ireland Group plc	644	5,797
Bank of Montreal	2,058	156,539
Bank of Nova Scotia (The)	2,114	130,143
Bankinter SA	938	9,837
Barclays plc	26,894	76,771
BNP Paribas SA	3,710	286,785
BPER Banca	1,932	11,186
CaixaBank SA	8,302	40,513
Citigroup, Inc.	7,448	508,475
Commerzbank AG*	1,610	20,833
Commonwealth Bank of Australia	6,748	365,832
Danske Bank A/S	1,904	66,506
DNB ASA	910	17,101
Erste Group Bank AG*	154	7,554
Hang Seng Bank Ltd.	1,200	30,519
HSBC Holdings plc	22,652	226,323
ING Groep NV	15,540	262,405
Intesa Sanpaolo SpA	20,762	79,192
JPMorgan Chase & Co.	15,904	1,730,037

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
KBC Group NV	210	$18,369
KeyCorp	4,074	81,154
Lloyds Banking Group plc	189,084	168,397
Mediobanca Banca di Credito Finanziario SpA	1,876	22,813
National Australia Bank Ltd.	6,006	131,249
Nordea Bank AB	6,510	66,552
Raiffeisen Bank International AG*	84	2,842
Royal Bank of Canada	4,438	338,021
Royal Bank of Scotland Group plc*	17,626	65,597
Skandinaviska Enskilda Banken AB, Class A	3,178	29,988
Societe Generale SA	1,890	103,796
Standard Chartered plc	11,116	117,433
Sumitomo Mitsui Trust Holdings, Inc.	4,200	178,325
Svenska Handelsbanken AB, Class A	3,430	38,447
Swedbank AB, Class A	1,806	39,444
Toronto-Dominion Bank (The)	3,402	191,363
UniCredit SpA	3,318	72,054
Unione di Banche Italiane SpA	2,702	13,956
United Overseas Bank Ltd.	2,800	63,738
Westpac Banking Corp.	1,092	23,608
		7,671,375
Beverages – 3.1%
Anheuser-Busch InBev SA/NV	672	67,161
Asahi Group Holdings Ltd.	2,900	146,716
Brown-Forman Corp., Class B	462	25,890
Carlsberg A/S, Class B	168	18,836
Coca-Cola Amatil Ltd.	1,666	11,683
Coca-Cola Co. (The)	12,208	527,508
Coca-Cola European Partners plc	532	20,854
Coca-Cola HBC AG, DI*	238	8,012
Diageo plc	7,868	280,570
Heineken Holding NV	196	19,939
Heineken NV	630	66,450
Kirin Holdings Co. Ltd.	6,100	171,307
Molson Coors Brewing Co., Class B	322	22,939
PepsiCo, Inc.	4,438	447,972
Pernod Ricard SA	574	95,392
Suntory Beverage & Food Ltd.	1,400	68,960

Investments	Shares	Value
Beverages – (continued)
Thai Beverage PCL	18,200	$11,753
		2,011,942
Biotechnology – 2.0%
AbbVie, Inc.	3,164	305,484
Alnylam Pharmaceuticals, Inc.*	252	23,822
Amgen, Inc.	2,198	383,507
Biogen, Inc.*	672	183,859
BioMarin Pharmaceutical, Inc.*	546	45,596
CSL Ltd.	1,218	156,630
Genmab A/S*	56	11,370
Grifols SA	42	1,185
Regeneron Pharmaceuticals, Inc.*	140	42,515
Shire plc	308	16,401
Vertex Pharmaceuticals, Inc.*	854	130,799
		1,301,168
Building Products – 0.8%
Asahi Glass Co. Ltd.	1,400	58,085
Assa Abloy AB, Class B	2,352	49,553
Cie de Saint-Gobain	1,582	83,135
Daikin Industries Ltd.	900	105,319
Fortune Brands Home & Security, Inc.	840	45,940
Geberit AG (Registered)	112	48,040
Johnson Controls International plc	3,486	118,071
Masco Corp.	728	27,569
TOTO Ltd.	400	22,701
		558,413
Capital Markets – 2.7%
3i Group plc	4,060	52,655
Amundi SA(a)	112	9,537
Azimut Holding SpA	560	11,793
Bank of New York Mellon Corp. (The)	4,494	244,968
Brookfield Asset Management, Inc., Class A	168	6,669
Credit Suisse Group AG (Registered)*	3,094	52,494
Deutsche Bank AG (Registered)	1,050	14,419
Deutsche Boerse AG	588	79,318
Euronext NV(a)	84	6,028
Goldman Sachs Group, Inc. (The)	658	156,821
Hargreaves Lansdown plc	392	9,662

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Hong Kong Exchanges & Clearing Ltd.	2,200	$72,098
IG Group Holdings plc	210	2,401
Intercontinental Exchange, Inc.	952	68,982
Investec plc	2,394	19,039
Julius Baer Group Ltd.*	406	24,297
Macquarie Group Ltd.	868	71,215
Morgan Stanley	3,682	190,065
MSCI, Inc.	70	10,488
Natixis SA	3,542	29,151
S&P Global, Inc.	938	176,907
Schroders plc	182	8,275
SEI Investments Co.	378	23,901
St James’s Place plc	1,190	18,628
State Street Corp.	1,498	149,470
Thomson Reuters Corp.	126	5,075
TP ICAP plc	2,002	12,993
UBS Group AG (Registered)*	13,762	233,143
		1,760,492
Chemicals – 2.2%
Air Liquide SA	1,260	164,488
Air Products & Chemicals, Inc.	518	84,066
Akzo Nobel NV	884	79,997
Arkema SA	196	25,694
BASF SE	322	33,582
Celanese Corp., Series A	280	30,428
Chr Hansen Holding A/S	42	3,822
Eastman Chemical Co.	154	15,720
Ecolab, Inc.	672	97,285
EMS-Chemie Holding AG (Registered)	28	17,396
Evonik Industries AG	854	30,418
FMC Corp.	252	20,092
Givaudan SA (Registered)	14	31,383
Hexpol AB	210	2,186
Incitec Pivot Ltd.	3,836	11,003
International Flavors & Fragrances, Inc.	28	3,955
Johnson Matthey plc	728	33,029
K+S AG (Registered)	182	5,368
Koninklijke DSM NV	728	75,485
Linde AG*	252	56,037

Investments	Shares	Value
Chemicals – (continued)
LyondellBasell Industries NV, Class A	924	$97,694
Mitsui Chemicals, Inc.	1,400	40,174
Monsanto Co.	1,162	145,680
Mosaic Co. (The)	560	15,092
Novozymes A/S, Class B	378	17,868
Orica Ltd.	938	14,076
PPG Industries, Inc.	966	102,280
Sherwin-Williams Co. (The)	224	82,356
Sika AG	4	29,215
Solvay SA	98	13,687
Ube Industries Ltd.	1,400	42,732
Umicore SA	350	19,562
Yara International ASA	322	13,626
		1,455,476
Commercial Services & Supplies – 0.5%
Aggreko plc	1,134	11,439
Brambles Ltd.	1,498	11,161
Cintas Corp.	252	42,916
Dai Nippon Printing Co. Ltd.	2,800	60,337
Edenred	70	2,410
ISS A/S	574	20,106
IWG plc	1,722	5,877
Rentokil Initial plc	784	3,315
Secom Co. Ltd.	1,800	134,920
Securitas AB, Class B	2,828	45,931
		338,412
Communications Equipment – 1.1%
Cisco Systems, Inc.	12,894	571,075
Juniper Networks, Inc.	266	6,541
Motorola Solutions, Inc.	350	38,441
Nokia OYJ	8,050	48,416
Telefonaktiebolaget LM Ericsson, Class B	7,350	56,493
		720,966
Construction & Engineering – 0.3%
Balfour Beatty plc	518	2,099
Bouygues SA	700	35,733
Eiffage SA	224	26,712
Ferrovial SA	532	11,399
HOCHTIEF AG	14	2,564

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Skanska AB, Class B	1,540	$30,173
Vinci SA	840	84,337
		193,017
Construction Materials – 0.3%
CRH plc	1,078	38,435
Imerys SA	42	3,836
LafargeHolcim Ltd. (Registered)*	1,554	86,907
Taiheiyo Cement Corp.	1,400	53,032
		182,210
Consumer Finance – 0.6%
American Express Co.	1,848	182,490
Capital One Financial Corp.	1,638	148,435
Synchrony Financial	1,834	60,834
		391,759
Containers & Packaging – 0.2%
Amcor Ltd.	630	6,529
Avery Dennison Corp.	168	17,608
Ball Corp.	994	39,850
BillerudKorsnas AB	42	620
Crown Holdings, Inc.*	266	13,257
DS Smith plc	644	4,634
Huhtamaki OYJ	238	9,731
International Paper Co.	168	8,662
RPC Group plc	1,708	18,604
Smurfit Kappa Group plc	252	10,766
		130,261
Distributors – 0.0%(b)
Inchcape plc	2,604	26,057
Diversified Financial Services – 0.2%
Eurazeo SA	70	6,157
Kinnevik AB, Class B	336	12,186
Standard Life Aberdeen plc	9,198	46,279
Voya Financial, Inc.	784	41,043
Wendel SA	210	31,766
		137,431
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	10,458	341,976

Investments	Shares	Value
Diversified Telecommunication Services – (continued)
CenturyLink, Inc.	2,072	$38,498
Deutsche Telekom AG (Registered)	12,824	224,585
Elisa OYJ	224	9,938
Iliad SA	140	28,070
Koninklijke KPN NV	19,824	61,722
Orange SA	1,316	24,033
PCCW Ltd.	42,000	26,062
Singapore Telecommunications Ltd.	2,800	7,444
Swisscom AG (Registered)	98	47,223
Telecom Italia SpA*	16,618	16,428
Telenor ASA	1,484	32,936
Telia Co. AB	6,006	29,662
Telstra Corp. Ltd.	60,354	144,875
Verizon Communications, Inc.	2,562	126,435
		1,159,887
Electric Utilities – 1.5%
Alliant Energy Corp.	252	10,823
Chubu Electric Power Co., Inc.	4,200	65,768
Contact Energy Ltd.	658	2,494
Duke Energy Corp.	2,016	161,603
EDP – Energias de Portugal SA	2,800	10,406
Electricite de France SA	1,092	15,370
Endesa SA	210	4,915
Enel SpA	10,122	64,425
Eversource Energy	1,442	86,881
Fortum OYJ	2,282	52,688
Iberdrola SA	17,080	132,401
NextEra Energy, Inc.	1,120	183,579
Orsted A/S(a)	210	13,863
PG&E Corp.	1,610	74,221
Pinnacle West Capital Corp.	252	20,286
SSE plc	3,136	59,651
		959,374
Electrical Equipment – 1.4%
ABB Ltd. (Registered)	6,160	144,619
Eaton Corp. plc	1,736	130,252
Furukawa Electric Co. Ltd.	300	14,805
Legrand SA	588	45,822
Mitsubishi Electric Corp.	8,400	129,003
Nidec Corp.	1,600	250,619
Rockwell Automation, Inc.	350	57,586

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Schneider Electric SE*	938	$85,314
Siemens Gamesa Renewable Energy SA	588	10,134
Vestas Wind Systems A/S	462	29,983
		898,137
Electronic Equipment, Instruments & Components – 0.8%
AAC Technologies Holdings, Inc.	1,000	14,564
Amphenol Corp., Class A	448	37,502
Azbil Corp.	200	9,322
CDW Corp.	420	29,942
Electrocomponents plc	3,402	28,536
Halma plc	896	15,093
Hexagon AB, Class B	1,484	86,226
Hirose Electric Co. Ltd.	105	14,796
Hitachi High-Technologies Corp.	500	23,349
Horiba Ltd.	300	21,851
Ibiden Co. Ltd.	1,400	23,170
Ingenico Group SA	126	11,022
Murata Manufacturing Co. Ltd.	400	50,628
Omron Corp.	1,400	75,997
Spectris plc	700	25,936
TDK Corp.	600	51,816
		519,750
Energy Equipment & Services – 0.8%
Halliburton Co.	3,416	181,014
John Wood Group plc	1,764	13,815
Saipem SpA*	2,646	10,147
SBM Offshore NV	1,162	19,556
Schlumberger Ltd.	4,284	293,711
WorleyParsons Ltd.	770	9,451
		527,694
Equity Real Estate Investment Trusts (REITs) – 1.1%
AvalonBay Communities, Inc.	728	118,664
British Land Co. plc (The)	1,456	13,485
CapitaLand Commercial Trust	1,400	1,924
Dexus	1,596	11,433
Digital Realty Trust, Inc.	406	42,910
Gecina SA	196	34,006
GPT Group (The)	672	2,455

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
Great Portland Estates plc	1,303	$12,521
Hammerson plc	5,726	43,298
HCP, Inc.	238	5,560
Host Hotels & Resorts, Inc.	3,528	69,008
ICADE*	126	12,536
Intu Properties plc	3,724	10,017
Iron Mountain, Inc.	1,078	36,587
Klepierre SA	728	29,835
Link REIT	4,500	39,907
Merlin Properties Socimi SA	2,030	31,394
Mirvac Group	8,190	13,848
Shaftesbury plc	196	2,729
Stockland	994	3,106
Suntec REIT	2,800	4,145
Unibail-Rodamco SE	392	94,202
Vicinity Centres	1,302	2,398
Weyerhaeuser Co.	2,478	91,141
		727,109
Food & Staples Retailing – 1.9%
Aeon Co. Ltd.	9,800	195,910
Alimentation Couche-Tard, Inc., Class B	616	26,674
Carrefour SA	2,716	55,900
Casino Guichard Perrachon SA	518	26,886
CVS Health Corp.	490	34,217
Distribuidora Internacional de Alimentacion SA	2,688	12,503
ICA Gruppen AB	126	3,927
J Sainsbury plc	6,244	26,575
Kesko OYJ, Class B	154	9,061
Koninklijke Ahold Delhaize NV	4,060	98,130
Kroger Co. (The)	3,836	96,629
Loblaw Cos. Ltd.	658	33,517
Metcash Ltd.	812	2,207
Metro, Inc.	238	7,564
Seven & i Holdings Co. Ltd.	4,800	210,775
Sugi Holdings Co. Ltd.	100	5,830
Sysco Corp.	1,694	105,943
Tesco plc	13,860	45,033
Walgreens Boots Alliance, Inc.	70	4,652
Wesfarmers Ltd.	4,452	147,093

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Woolworths Group Ltd.	3,528	$74,194
		1,223,220
Food Products – 2.2%
Archer-Daniels-Midland Co.	1,148	52,096
Associated British Foods plc	1,722	64,133
Barry Callebaut AG (Registered)	14	25,273
Bunge Ltd.	434	31,348
Campbell Soup Co.	1,092	44,532
Conagra Brands, Inc.	742	27,506
Danone SA	2,240	181,570
General Mills, Inc.	2,100	91,854
Hershey Co. (The)	322	29,605
JM Smucker Co. (The)	350	39,928
Kerry Group plc, Class A	84	8,576
McCormick & Co., Inc. (Non-Voting)	168	17,709
MEIJI Holdings Co. Ltd.	1,100	88,261
Mondelez International, Inc., Class A	5,082	200,739
Nestle SA (Registered)	6,076	472,503
Nichirei Corp.	1,400	40,494
Orkla ASA	4,914	45,600
Wilmar International Ltd.	2,800	6,894
		1,468,621
Gas Utilities – 0.3%
Gas Natural SDG SA	1,764	44,565
Hong Kong & China Gas Co. Ltd.	14,200	29,745
Italgas SpA	294	1,906
Rubis SCA	168	13,092
Tokyo Gas Co. Ltd.	2,800	75,025
		164,333
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	6,286	365,405
Ansell Ltd.	938	18,466
Baxter International, Inc.	1,498	104,111
Becton Dickinson and Co.	1,008	233,725
Cochlear Ltd.	112	16,406
Coloplast A/S, Class B	238	20,224
Danaher Corp.	952	95,505
Edwards Lifesciences Corp.*	532	67,756
Elekta AB, Class B	882	10,034

Investments	Shares	Value
Health Care Equipment & Supplies – (continued)
Essilor International Cie Generale d’Optique SA	266	$36,332
Fisher & Paykel Healthcare Corp. Ltd.	952	8,552
Hologic, Inc.*	392	15,206
IDEXX Laboratories, Inc.*	126	24,506
Koninklijke Philips NV	3,374	143,532
Medtronic plc	2,562	205,293
Olympus Corp.	1,400	52,264
Sartorius AG (Preference)	154	23,779
Smith & Nephew plc	2,226	42,801
Sonova Holding AG (Registered)	42	6,967
Sysmex Corp.	900	79,616
Teleflex, Inc.	42	11,251
Varian Medical Systems, Inc.*	182	21,037
		1,602,768
Health Care Providers & Services – 0.8%
Anthem, Inc.	1,050	247,790
Cigna Corp.	126	21,649
Fresenius Medical Care AG & Co. KGaA	476	48,470
Humana, Inc.	280	82,370
Laboratory Corp. of America Holdings*	364	62,153
Orpea	70	8,995
Ramsay Health Care Ltd.	210	10,255
Ryman Healthcare Ltd.	280	2,091
Sonic Healthcare Ltd.	1,834	32,699
		516,472
Hotels, Restaurants & Leisure – 2.4%
Accor SA	308	17,442
Aristocrat Leisure Ltd.	952	19,273
Carnival Corp.	798	50,322
Carnival plc	770	50,111
Compass Group plc	5,068	108,894
Darden Restaurants, Inc.	280	26,001
Elior Group SA(a)	649	13,275
Hilton Worldwide Holdings, Inc.	728	57,396
InterContinental Hotels Group plc	448	28,317
Las Vegas Sands Corp.	700	51,331
Marriott International, Inc., Class A	1,358	185,611
McDonald’s Corp.	1,288	215,663

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Merlin Entertainments plc(a)	3,738	$18,936
Oriental Land Co. Ltd.	1,000	99,749
Restaurant Brands International, Inc.	490	26,706
Royal Caribbean Cruises Ltd.	714	77,248
Sands China Ltd.	5,600	32,644
Sodexo SA	238	23,608
Star Entertainment Grp Ltd. (The)	1,092	4,352
Starbucks Corp.	5,236	301,437
Tabcorp Holdings Ltd.	1,708	5,647
TUI AG, DI	1,204	27,288
Whitbread plc	686	40,450
William Hill plc	3,052	12,308
Wyndham Worldwide Corp.	378	43,171
Yum! Brands, Inc.	714	62,189
		1,599,369
Household Durables – 1.0%
Barratt Developments plc	392	3,013
Berkeley Group Holdings plc	224	12,563
Electrolux AB, Series B	252	6,667
Husqvarna AB, Class B	490	4,732
Panasonic Corp.	11,200	167,040
SEB SA	84	16,127
Sony Corp.	8,400	414,531
Taylor Wimpey plc	18,802	49,657
Techtronic Industries Co. Ltd.	2,000	11,824
		686,154
Household Products – 1.7%
Church & Dwight Co., Inc.	784	36,221
Clorox Co. (The)	434	50,865
Colgate-Palmolive Co.	252	16,438
Henkel AG & Co. KGaA (Preference)	336	42,788
Kimberly-Clark Corp.	1,162	120,313
Procter & Gamble Co. (The)	8,736	631,962
Reckitt Benckiser Group plc	2,758	216,604
		1,115,191
Independent Power and Renewable Electricity Producers – 0.0%(b)
AES Corp.	2,184	26,732

Investments	Shares	Value
Industrial Conglomerates – 1.8%
3M Co.	2,352	$457,205
CK Hutchison Holdings Ltd.	6,000	71,175
General Electric Co.	40,194	565,530
Keppel Corp. Ltd.	2,800	17,320
Sembcorp Industries Ltd.	7,000	16,230
Siemens AG (Registered)	308	39,311
Smiths Group plc	1,568	34,501
		1,201,272
Insurance – 2.9%
Admiral Group plc	406	11,145
Aegon NV	3,262	24,010
Aflac, Inc.	3,332	151,839
Ageas	420	22,556
Alleghany Corp.	42	24,136
Aon plc	854	121,669
Arthur J Gallagher & Co.	560	39,194
Assicurazioni Generali SpA	3,710	75,036
Aviva plc	6,958	50,697
AXA SA	5,502	157,679
Chubb Ltd.	1,974	267,813
CNP Assurances*	1,498	38,442
Direct Line Insurance Group plc	1,274	6,568
Great-West Lifeco, Inc.	42	1,121
Hannover Rueck SE	70	9,861
Hiscox Ltd.	868	17,802
Insurance Australia Group Ltd.	6,972	41,576
Legal & General Group plc	6,734	25,043
Mapfre SA	434	1,512
Medibank Pvt Ltd.	3,892	8,608
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	350	80,324
NN Group NV	1,400	67,135
Old Mutual plc	9,254	32,069
Phoenix Group Holdings	1,624	17,604
Poste Italiane SpA(a)	1,764	17,276
Power Corp. of Canada	98	2,332
Power Financial Corp.	112	2,910
Principal Financial Group, Inc.	1,204	71,301
Prudential plc	8,288	213,983
Reinsurance Group of America, Inc.	238	35,557
RSA Insurance Group plc	1,820	16,480

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Sampo OYJ, Class A	700	$37,847
Storebrand ASA	3,234	27,734
Swiss Life Holding AG (Registered)*	14	4,929
Swiss Re AG	770	73,632
Tryg A/S	238	5,654
XL Group Ltd.	336	18,678
Zurich Insurance Group AG*	378	121,278
		1,943,030
Internet & Direct Marketing Retail – 0.3%
Booking Holdings, Inc.*	98	213,444
Ocado Group plc*	546	4,049
Zalando SE* (a)	210	10,847
		228,340
Internet Software & Services – 3.1%
Akamai Technologies, Inc.*	546	39,121
Alphabet, Inc., Class C*	1,372	1,395,777
Auto Trader Group plc(a)	3,976	19,331
carsales.com Ltd.	616	6,668
Facebook, Inc., Class A*	3,542	609,224
		2,070,121
IT Services – 2.0%
Accenture plc, Class A	2,058	311,170
Altran Technologies SA	1,480	22,888
Amadeus IT Group SA	812	59,550
Amdocs Ltd.	336	22,596
Atos SE	252	34,070
Capgemini SE	462	63,633
Cognizant Technology Solutions Corp., Class A	896	73,311
International Business Machines Corp.	4,326	627,097
Link Administration Holdings Ltd.	2,968	18,595
Nomura Research Institute Ltd.	1,000	51,634
Sopra Steria Group	70	14,961
Western Union Co. (The)	1,414	27,926
Wirecard AG	112	15,305
		1,342,736
Leisure Products – 0.2%
Hasbro, Inc.	476	41,931

Investments	Shares	Value
Leisure Products – (continued)
Yamaha Corp.	1,400	$67,681
		109,612
Life Sciences Tools & Services – 0.3%
Eurofins Scientific SE	14	7,574
Lonza Group AG (Registered)*	14	3,454
Thermo Fisher Scientific, Inc.	994	209,088
		220,116
Machinery – 1.7%
Alstom SA	42	1,914
Atlas Copco AB, Class A	1,288	50,692
CNH Industrial NV	1,918	23,729
Cummins, Inc.	448	71,617
Deere & Co.	560	75,785
Dover Corp.	294	27,254
FANUC Corp.	900	193,777
Georg Fischer AG (Registered)	14	17,509
Hitachi Construction Machinery Co. Ltd.	700	25,492
IHI Corp.	800	26,246
Illinois Tool Works, Inc.	532	75,555
Ingersoll-Rand plc	560	46,978
KION Group AG	154	12,894
Komatsu Ltd.	2,800	95,956
Kubota Corp.	7,000	118,314
Metso OYJ	70	2,503
Nabtesco Corp.	700	25,300
Pentair plc	280	18,838
Rotork plc	2,968	13,449
Sandvik AB	728	12,490
SKF AB, Class B	70	1,426
Snap-on, Inc.	154	22,369
Spirax-Sarco Engineering plc	84	6,670
Stanley Black & Decker, Inc.	378	53,521
Trelleborg AB, Class B	2,730	64,105
Volvo AB, Class B	560	9,556
Wartsila OYJ Abp	826	17,614
Xylem, Inc.	364	26,536
		1,138,089
Marine – 0.1%
AP Moller – Maersk A/S, Class B	28	45,206

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Marine – (continued)
Nippon Yusen KK	2,100	$44,792
		89,998
Media – 1.1%
Comcast Corp., Class A	2,226	69,874
Eutelsat Communications SA	476	10,317
Interpublic Group of Cos., Inc. (The)	1,778	41,943
JCDecaux SA	672	24,049
Lagardere SCA	546	15,621
Pearson plc	3,234	37,140
Publicis Groupe SA	826	61,874
REA Group Ltd.	84	5,127
Schibsted ASA, Class A	84	2,460
SES SA, FDR	1,120	17,321
Shaw Communications, Inc., Class B	1,871	38,516
Singapore Press Holdings Ltd.	12,600	25,884
Sky plc	1,708	32,418
Telenet Group Holding NV*	140	8,214
Walt Disney Co. (The)	2,226	223,335
WPP plc	4,634	79,624
		693,717
Metals & Mining – 1.9%
Agnico Eagle Mines Ltd.	420	17,702
Alumina Ltd.	3,304	6,584
Anglo American plc	1,456	34,281
ArcelorMittal	1,414	47,997
BHP Billiton Ltd.	10,906	254,793
BHP Billiton plc	7,812	166,132
BlueScope Steel Ltd.	2,674	33,325
Boliden AB	84	2,928
Centamin plc	210	453
Dowa Holdings Co. Ltd.	400	15,097
Fortescue Metals Group Ltd.	1,274	4,385
Glencore plc*	32,354	156,282
Mitsubishi Materials Corp.	1,400	42,733
Newmont Mining Corp.	1,610	63,257
Norsk Hydro ASA	2,590	16,184
Outokumpu OYJ	574	3,731
OZ Minerals Ltd.	784	5,474
Randgold Resources Ltd.	42	3,395
Rio Tinto Ltd.	1,148	69,204

Investments	Shares	Value
Metals & Mining – (continued)
Rio Tinto plc	4,032	$219,140
South32 Ltd.	18,802	52,797
Teck Resources Ltd., Class B	574	14,431
voestalpine AG	42	2,218
		1,232,523
Multiline Retail – 0.5%
Canadian Tire Corp. Ltd., Class A	182	24,842
Dollar General Corp.	448	43,246
Kohl’s Corp.	364	22,612
Marui Group Co. Ltd.	2,800	58,213
Next plc	420	30,405
Target Corp.	2,044	148,394
		327,712
Multi-Utilities – 0.6%
AGL Energy Ltd.	2,898	47,536
CenterPoint Energy, Inc.	2,506	63,477
Centrica plc	13,566	28,738
E.ON SE	3,976	43,580
Engie SA	1,400	24,611
Innogy SE(a)	70	3,090
National Grid plc	1,400	16,252
RWE AG	490	11,766
Sempra Energy	168	18,782
Suez	154	2,225
Veolia Environnement SA*	896	21,277
WEC Energy Group, Inc.	1,582	101,691
		383,025
Oil, Gas & Consumable Fuels – 4.4%
Aker BP ASA	70	2,308
BP plc	11,648	86,313
Caltex Australia Ltd.	546	12,785
Canadian Natural Resources Ltd.	28	1,012
Cenovus Energy, Inc.	2,758	27,667
Chevron Corp.	4,144	518,456
Enagas SA	1,106	32,257
Enbridge, Inc.	252	7,645
Eni SpA	5,838	114,266
Exxon Mobil Corp.	7,084	550,781
Galp Energia SGPS SA	2,870	55,186
Hess Corp.	924	52,659

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Inpex Corp.	9,800	$125,607
JXTG Holdings, Inc.	21,000	137,102
Koninklijke Vopak NV	266	13,144
Neste OYJ	364	30,741
Oil Search Ltd.	9,282	54,931
OMV AG	336	20,907
Royal Dutch Shell plc, Class A	8,218	288,040
Santos Ltd.*	8,078	37,440
Showa Shell Sekiyu KK	1,400	19,792
Snam SpA	10,752	51,767
Statoil ASA	3,887	99,709
Suncor Energy, Inc.	4,550	174,270
TOTAL SA	4,952	313,091
Woodside Petroleum Ltd.	4,298	104,533
		2,932,409
Paper & Forest Products – 0.2%
Mondi plc	938	26,175
Stora Enso OYJ, Class R	1,316	26,132
Svenska Cellulosa AB SCA, Class B	3,850	42,855
UPM-Kymmene OYJ	980	35,142
		130,304
Personal Products – 1.6%
Beiersdorf AG	490	55,602
Estee Lauder Cos., Inc. (The), Class A	770	114,029
L’Oreal SA	910	218,628
Shiseido Co. Ltd.	4,200	272,976
Unilever NV, CVA	6,342	363,581
Unilever plc	1,050	58,970
		1,083,786
Pharmaceuticals – 5.5%
Allergan plc	140	21,511
Astellas Pharma, Inc.	15,400	225,951
AstraZeneca plc	4,564	320,786
Bayer AG (Registered)	294	35,265
Bristol-Myers Squibb Co.	5,082	264,925
Eli Lilly & Co.	3,388	274,665
GlaxoSmithKline plc	5,306	106,802
H Lundbeck A/S	196	11,410
Ipsen SA	42	6,825

Investments	Shares	Value
Pharmaceuticals – (continued)
Merck & Co., Inc.	8,526	$501,926
Merck KGaA	812	79,682
Novartis AG (Registered)	7,280	564,073
Novo Nordisk A/S, Class B	2,758	130,506
Orion OYJ, Class B	378	11,500
Perrigo Co. plc	28	2,188
Pfizer, Inc.	15,260	558,669
Roche Holding AG	1,610	359,196
Sanofi	1,148	91,252
UCB SA	294	22,293
Vifor Pharma AG	182	28,911
		3,618,336
Professional Services – 0.5%
Adecco Group AG (Registered)	56	3,730
Bureau Veritas SA	994	26,001
Experian plc	2,646	60,753
Randstad NV	280	18,058
RELX NV	4,200	89,386
RELX plc	2,604	55,754
SEEK Ltd.	518	7,598
SGS SA (Registered)	14	34,183
Teleperformance	28	4,496
Wolters Kluwer NV	476	25,782
		325,741
Real Estate Management & Development – 0.6%
CapitaLand Ltd.	7,000	19,878
Castellum AB	784	12,733
CBRE Group, Inc., Class A*	1,344	60,897
City Developments Ltd.	1,400	13,397
CK Asset Holdings Ltd.	8,500	73,701
Daiwa House Industry Co. Ltd.	1,400	51,305
Fabege AB	5,124	59,369
Fullshare Holdings Ltd.*	5,000	2,746
Hulic Co. Ltd.	1,400	15,059
Kerry Properties Ltd.	7,000	33,625
Sun Hung Kai Properties Ltd.	3,000	48,469
Tokyu Fudosan Holdings Corp.	1,400	11,029
		402,208
Road & Rail – 0.5%
Aurizon Holdings Ltd.	8,134	27,630

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Canadian National Railway Co.	182	$14,079
DSV A/S	462	36,733
Kintetsu Group Holdings Co. Ltd.	2,800	113,996
Nippon Express Co. Ltd.	800	60,461
Tokyu Corp.	5,600	94,216
		347,115
Semiconductors & Semiconductor Equipment – 3.6%
ams AG*	140	11,651
ASM International NV	266	15,973
ASM Pacific Technology Ltd.	1,400	19,265
ASML Holding NV	1,134	215,791
Infineon Technologies AG	2,030	52,192
Intel Corp.	17,192	887,451
KLA-Tencor Corp.	266	27,063
Maxim Integrated Products, Inc.	588	32,046
NVIDIA Corp.	2,198	494,330
ON Semiconductor Corp.*	1,190	26,275
QUALCOMM, Inc.	3,374	172,108
STMicroelectronics NV	1,260	27,600
Texas Instruments, Inc.	3,584	363,525
Xilinx, Inc.	154	9,893
		2,355,163
Software – 6.5%
Activision Blizzard, Inc.	1,610	106,824
Adobe Systems, Inc.*	1,162	257,499
Autodesk, Inc.*	602	75,792
CA, Inc.	798	27,770
Dassault Systemes SE	364	47,167
Gemalto NV	196	11,812
Intuit, Inc.	728	134,527
Microsoft Corp.	34,314	3,209,044
Oracle Corp.	4,746	216,750
SAP SE	602	67,221
SimCorp A/S	336	24,475
Snap, Inc., Class A*	1,680	24,074
Symantec Corp.	1,904	52,912
Temenos Group AG (Registered)*	84	10,633
Ubisoft Entertainment SA*	378	36,198
		4,302,698

Investments	Shares	Value
Specialty Retail – 1.1%
AutoZone, Inc.*	70	$43,716
Best Buy Co., Inc.	588	45,000
Dixons Carphone plc	6,426	17,967
Dufry AG (Registered)*	14	1,992
Hennes & Mauritz AB, Class B	2,114	36,226
Industria de Diseno Textil SA	2,016	62,793
JB Hi-Fi Ltd.	644	12,493
Kingfisher plc	7,168	29,994
Lowe’s Cos., Inc.	2,688	221,572
Tiffany & Co.	322	33,111
TJX Cos., Inc. (The)	2,338	198,379
Ulta Beauty, Inc.*	168	42,153
		745,396
Technology Hardware, Storage & Peripherals – 5.4%
Apple, Inc.	19,054	3,148,864
Hewlett Packard Enterprise Co.	3,052	52,037
HP, Inc.	4,144	89,054
NEC Corp.	1,700	46,685
NetApp, Inc.	336	22,371
Ricoh Co. Ltd.	4,200	41,108
Seiko Epson Corp.	3,400	63,852
Western Digital Corp.	728	57,359
Xerox Corp.	462	14,530
		3,535,860
Textiles, Apparel & Luxury Goods – 1.1%
adidas AG	378	93,121
Burberry Group plc	448	11,252
Cie Financiere Richemont SA (Registered)	1,204	115,012
Hanesbrands, Inc.	882	16,291
Hermes International	42	27,189
HUGO BOSS AG	70	6,580
Kering SA	210	121,685
Li & Fung Ltd.	28,000	14,164
Luxottica Group SpA	504	31,518
LVMH Moet Hennessy Louis Vuitton SE	336	117,443
Moncler SpA	728	32,931
Pandora A/S	224	24,969
Shenzhou International Group Holdings Ltd.	1,000	10,983

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Swatch Group AG (The)	56	$27,069
Tapestry, Inc.	728	39,145
VF Corp.	434	35,098
		724,450
Tobacco – 0.6%
Altria Group, Inc.	196	10,998
British American Tobacco plc	560	30,845
Japan Tobacco, Inc.	900	24,152
Philip Morris International, Inc.	3,206	262,892
Swedish Match AB	1,134	51,103
		379,990
Trading Companies & Distributors – 1.1%
Ashtead Group plc	448	12,545
Brenntag AG	196	11,253
Bunzl plc	1,288	37,450
Fastenal Co.	728	36,393
Ferguson plc	700	53,799
HD Supply Holdings, Inc.*	70	2,710
ITOCHU Corp.	8,400	168,422
Marubeni Corp.	14,000	105,449
Rexel SA	616	9,564
Sojitz Corp.	9,800	32,331
Sumitomo Corp.	7,000	125,990
Toyota Tsusho Corp.	2,800	100,690
		696,596
Transportation Infrastructure – 0.3%
Abertis Infraestructuras SA	1,806	39,843
Aeroports de Paris	154	33,938
Atlantia SpA	490	16,280
Auckland International Airport Ltd.	3,668	16,489
Fraport AG Frankfurt Airport Services Worldwide	42	4,080
Getlink	1,414	19,971
Sydney Airport	1,148	6,179
Transurban Group	9,380	82,134
		218,914
Water Utilities – 0.1%
American Water Works Co., Inc.	112	9,697

Investments	Shares	Value
Water Utilities – (continued)
Severn Trent plc	952	$25,438
United Utilities Group plc	588	6,019
		41,154
Wireless Telecommunication Services – 0.1%
Freenet AG	56	1,781
Tele2 AB, Class B	224	2,921
Vodafone Group plc	24,150	70,384
		75,086
Total Common Stocks (Cost $62,603,184)		65,075,588

Total Investments – 98.6% (Cost $62,603,184)		65,075,588
Other Assets Less Liabilities – 1.4%		949,439
NET ASSETS – 100.0%		$66,025,027

*	Non-income producing security.

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

DI – Depositary Interest

FDR – Fiduciary Depositary Receipt

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,059,037
Aggregate gross unrealized depreciation	(1,604,195)
Net unrealized appreciation	$2,454,842
Federal income tax cost	$62,612,493

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
MSCI EAFE E-Mini Index	4	06/15/2018	USD	$405,300	$2,687
S&P 500 E-Mini Index	4	06/15/2018	USD	529,400	(10,940)
					$(8,253)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Australia	3.7%
Austria	0.1
Belgium	0.3
Canada	1.9
Denmark	0.7
Finland	0.5
France	5.5
Germany	2.5
Hong Kong	0.8
Ireland	0.1
Italy	1.2
Japan	9.5
Luxembourg	0.1
Netherlands	2.6
New Zealand	0.0 †
Norway	0.4
Portugal	0.1
Singapore	0.3
Spain	1.2
Sweden	1.3
Switzerland	3.9
United Kingdom	7.4
United States	54.5
Other[1]	1.4
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.1%
Building Products – 0.1%
Universal Forest Products, Inc.	188,043	$5,994,811
Chemicals – 15.4%
CF Industries Holdings, Inc.(a)	1,497,746	58,112,545
FMC Corp.	828,049	66,020,347
Incitec Pivot Ltd.	10,899,896	31,265,588
Israel Chemicals Ltd.	3,147,246	14,153,378
K+S AG (Registered)	1,200,836	35,415,250
Monsanto Co.	2,183,938	273,800,308
Mosaic Co. (The)	2,193,835	59,123,853
Nufarm Ltd.(a)	1,567,025	10,787,763
Nutrien Ltd.	4,064,368	185,313,241
Sasol Ltd.	597,119	21,427,167
Scotts Miracle-Gro Co. (The)(a)	260,621	21,782,703
Sirius Minerals plc* (a)	28,519,855	12,177,365
UPL Ltd.	2,454,456	26,841,245
Yara International ASA	1,148,052	48,581,297
		864,802,050
Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	46,844,000	4,616,555
Equity Real Estate Investment Trusts (REITs) – 1.8%
Rayonier, Inc.(a)	382,684	14,232,018
Weyerhaeuser Co.	2,338,991	86,028,089
		100,260,107
Food Products – 11.8%
a2 Milk Co. Ltd.*	4,978,191	42,617,742
Archer-Daniels-Midland Co.	3,513,435	159,439,680
Bunge Ltd.	890,730	64,337,428
Charoen Pokphand Foods PCL, NVDR	26,062,100	20,149,406
Charoen Pokphand Indonesia Tbk. PT	49,814,900	13,176,556
CJ CheilJedang Corp.	56,083	18,010,832
Fresh Del Monte Produce, Inc.(a)	217,734	10,701,626

Investments	Shares	Value
Food Products – (continued)
Golden Agri-Resources Ltd.(a)	42,887,000	$11,174,816
IOI Corp. Bhd.	17,814,600	21,748,932
Kuala Lumpur Kepong Bhd.	2,639,200	17,139,497
Marine Harvest ASA	2,649,097	57,752,967
PPB Group Bhd.	2,969,100	14,559,828
Salmar ASA	333,199	15,597,062
Tyson Foods, Inc., Class A	1,933,214	135,518,301
Wilmar International Ltd.	23,752,800	58,482,782
		660,407,455
Metals & Mining – 28.7%
Agnico Eagle Mines Ltd.	678,527	28,597,705
Alcoa Corp.*	475,056	24,322,867
Anglo American plc(a)	4,113,853	96,858,284
Barrick Gold Corp.	3,378,055	45,534,374
BHP Billiton Ltd.	9,672,668	225,978,737
Boliden AB	818,152	28,522,559
First Quantum Minerals Ltd.(a)	2,061,875	29,755,207
Fortescue Metals Group Ltd.(a)	5,252,008	18,078,020
Franco-Nevada Corp.	543,009	38,575,475
Freeport-McMoRan, Inc.	4,024,780	61,216,904
Glencore plc*	36,806,943	177,791,018
Goldcorp, Inc.	2,449,087	32,553,877
Grupo Mexico SAB de CV, Series B	10,226,900	33,851,629
Kinross Gold Corp.*	3,675,086	14,247,964
Korea Zinc Co. Ltd.	36,289	14,728,975
Lundin Mining Corp.	1,883,729	12,490,110
Mitsubishi Materials Corp.	396,700	12,108,549
MMC Norilsk Nickel PJSC	8,147	1,398,980
MMC Norilsk Nickel PJSC, ADR	1,917,724	32,975,264
Newcrest Mining Ltd.	2,137,752	34,129,375
Newmont Mining Corp.	1,573,623	61,827,648
Norsk Hydro ASA	4,100,657	25,624,307
Randgold Resources Ltd.	263,920	21,330,779
Rio Tinto plc	3,625,601	197,052,247
Royal Gold, Inc.(a)	188,043	16,698,218
South32 Ltd.(a)	15,304,061	42,974,444

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Sumitomo Metal Mining Co. Ltd.	893,915	$38,378,914
Teck Resources Ltd., Class B	1,507,643	37,904,235
Vale SA*	10,642,799	148,517,656
Vedanta Ltd.	5,773,250	25,812,673
Wheaton Precious Metals Corp.	1,249,055	25,966,158
		1,605,803,152
Multi-Utilities – 1.3%
Suez(a)	1,520,839	21,976,233
Veolia Environnement SA* (a)	2,111,360	50,138,827
		72,115,060
Oil, Gas & Consumable Fuels – 30.9%
Anadarko Petroleum Corp.	534,438	35,978,366
Apache Corp.(a)	372,787	15,265,628
BP plc	19,533,379	144,745,128
Cabot Oil & Gas Corp.(a)	435,468	10,412,040
Canadian Natural Resources Ltd.	1,098,567	39,693,922
Chevron Corp.	1,847,440	231,133,218
China Petroleum & Chemical Corp., Class H	26,392,000	25,792,583
CNOOC Ltd.	16,495,000	27,658,930
Concho Resources, Inc.* (a)	145,156	22,819,975
ConocoPhillips	1,187,640	77,790,420
Devon Energy Corp.	514,644	18,697,017
Eni SpA	2,513,838	49,202,949
EOG Resources, Inc.	574,026	67,832,652
Exxon Mobil Corp.	3,619,003	281,377,483
Gazprom PJSC	1,633,763	3,785,829
Gazprom PJSC, ADR	5,256,620	24,327,637
Gazprom PJSC, ADR, OTC	155,011	706,850
LUKOIL PJSC	82,420	5,439,860
LUKOIL PJSC, ADR	405,832	27,109,578
Marathon Oil Corp.	818,152	14,931,274
Noble Energy, Inc.	468,458	15,847,934
Occidental Petroleum Corp.	762,069	58,877,451
PetroChina Co. Ltd., Class H	21,938,157	16,184,746

Investments	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Petroleo Brasileiro SA (Preference)*	3,958,800	$26,072,666
Pioneer Natural Resources Co.	168,249	33,910,586
Repsol SA	1,280,012	24,512,191
Royal Dutch Shell plc, Class A	4,513,032	157,327,580
Statoil ASA(a)	1,089,227	27,940,751
Suncor Energy, Inc.	1,682,490	64,441,093
TOTAL SA(a)	2,507,218	158,519,123
Woodside Petroleum Ltd.	936,916	22,786,983
		1,731,122,443
Paper & Forest Products – 3.2%
Canfor Corp.*	211,136	4,856,976
Century Plyboards India Ltd.	171,548	837,819
Corticeira Amorim SGPS SA(a)	52,784	702,785
Duratex SA*	989,700	3,036,325
Interfor Corp.*	201,239	3,769,062
Mondi plc	1,072,175	29,919,162
Oji Holdings Corp.	3,299,000	23,214,348
Stella-Jones, Inc.(a)	131,960	4,789,655
Stora Enso OYJ, Class R	1,689,088	33,539,827
UPM-Kymmene OYJ	1,600,015	57,375,539
West Fraser Timber Co. Ltd.	191,342	12,981,016
Western Forest Products, Inc.	1,243,723	2,687,400
		177,709,914
Trading Companies & Distributors – 2.2%
Marubeni Corp.	11,876,400	89,454,228
Mitsui & Co. Ltd.	1,846,000	33,343,559
		122,797,787
Water Utilities – 3.6%
Aguas Andinas SA, Class A	10,424,840	6,946,769
American States Water Co.(a)	141,857	7,904,272
American Water Works Co., Inc.	656,501	56,839,857
Aqua America, Inc.(a)	676,295	23,771,769
California Water Service Group(a)	181,445	7,030,994

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value
Water Utilities – (continued)
Cia de Saneamento Basico do Estado de Sao Paulo*	1,319,600	$13,303,075
Cia de Saneamento de Minas Gerais-COPASA	222,433	3,214,331
Cia de Saneamento do Parana (Preference)	989,700	3,027,812
Guangdong Investment Ltd.	10,689,576	16,644,044
Pennon Group plc	1,520,839	14,499,704
Severn Trent plc	857,740	22,919,318
United Utilities Group plc	2,424,765	24,821,022
		200,922,967
Total Common Stocks (Cost $4,759,604,783)		5,546,552,301
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 1.6%
BANK NOTES – 0.0%(c)
Bank of America NA, Charlotte (ICE LIBOR USD 1 Month + 0.16%), 2.06%, 7/10/2018(d) (Cost $2,000,000)	$2,000,000	2,000,000

CERTIFICATES OF DEPOSIT – 0.8%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 2.08%, 5/24/2018(d)	2,000,000	2,000,000
Barclays Bank plc, New York (ICE LIBOR USD 1 Month + 0.27%), 2.15%, 8/3/2018(d)	2,000,000	1,999,896
Canadian Imperial Bank of Commerce, New York (ICE LIBOR USD 1 Month + 0.40%), 2.30%, 9/17/2018(d)	4,000,000	4,001,348
Citibank NA, New York (ICE LIBOR USD 1 Month + 0.33%), 2.22%, 9/12/2018(d)	3,000,000	2,999,652

Investments	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
MUFG Bank Ltd., New York Branch 2.39%, 7/27/2018	$1,500,000	$1,498,487
Natixis SA, New York 2.22%, 6/11/2018	2,000,000	2,000,000
Royal Bank of Canada (ICE LIBOR USD 1 Month + 0.40%), 2.30%, 9/17/2018(d)	3,000,000	3,000,438
Societe Generale, New York 2.11%, 5/31/2018	2,000,000	2,000,000
Standard Chartered, New York (ICE LIBOR USD 1 Month + 0.20%), 2.09%, 5/1/2018(d)	3,500,000	3,500,000
State Street Bank & Trust (ICE LIBOR USD 1 Month + 0.12%), 2.02%, 5/8/2018(d)	4,000,000	4,000,000
Sumitomo Mitsui Trust Bank Ltd., London (ICE LIBOR USD 1 Month + 0.23%), 2.13%, 5/17/2018(d)	2,000,000	2,000,000
Svenska Handelsbanken, New York (ICE LIBOR USD 1 Month + 0.37%), 2.27%, 9/28/2018(d)	2,000,000	2,000,564
The Chiba Bank Ltd., New York Branch 2.25%, 5/18/2018	2,000,000	2,000,000
The Sumitomo Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.23%), 2.13%, 8/22/2018(d)	1,000,000	999,715
Toronto-Dominion Bank, New York 2.25%, 6/26/2018	2,000,000	2,000,000
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.14%), 2.50%, 10/26/2018(d)	3,000,000	3,002,083

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	201

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.45%), 2.15%, 2/15/2019(d)	$3,000,000	$2,999,760
Total Certificates of Deposit (Cost $41,998,230)		42,001,943

COMMERCIAL PAPER – 0.1%
ING (US) Funding LLC (ICE LIBOR USD 1 Month + 0.19%), 2.09%, 8/10/2018(d)	4,000,000	3,998,992
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 2.09%, 5/2/2018(d) (e)	2,000,000	2,000,000
Total Commercial Paper (Cost $6,000,000)		5,998,992

FUNDING AGREEMENTS – 0.1%
United of Omaha Life Insurance (ICE LIBOR USD 3 Month + 0.12%), 2.24%, 5/30/2018(d) (Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENTS – 0.6%
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $5,200,280, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $5,674,542	5,200,000	5,200,000

Investments	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $1,270,568, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $1,288,017	$1,270,508	$1,270,508
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $5,000,269, collateralized by various Common Stocks; total market value $5,592,440	5,000,000	5,000,000
Mizuho Securities USA, Inc., 1.72%, dated 4/30/2018, due 5/1/2018, repurchase price $10,000,478, collateralized by various U.S. Treasury Securities, ranging from 1.00% – 2.75%, maturing 6/30/2019 – 2/15/2028; total market value $10,162,755	10,000,000	10,000,000
ML Pierce Fenner & Smith, Inc., 2.24%, dated 4/30/2018, due 7/31/2018, repurchase price $8,045,796, collateralized by various Common Stocks; total market value $8,731,017	8,000,000	8,000,000

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
REPURCHASE AGREEMENTS – (continued)
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $6,300,326, collateralized by various Common Stocks; total market value $6,959,014	$6,300,000	$6,300,000
Total Repurchase Agreements (Cost $35,770,508)		35,770,508
Total Securities Lending Reinvestments (Cost $88,768,738)		88,771,443
Total Investments – 100.7% (Cost $4,848,373,521)		5,635,323,744
Liabilities in excess of other assets – (0.7%)		(37,430,654)
NET ASSETS – 100.0%		$5,597,893,090

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $253,182,692, collateralized in the form of cash with a value of $88,775,678 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $45,973,836 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 3, 2018 – February 15, 2048 and $133,803,195 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from

0.00% – 8.50%, and maturity dates ranging from May 8, 2018 – November 2, 2086; a total value of $268,552,709.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $88,771,443.

(c)	Represents less than 0.05% of net assets.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

(e)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ADR – American Depositary Receipt

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

USD – US Dollar

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$919,121,131
Aggregate gross unrealized depreciation	(143,018,498)
Net unrealized appreciation	$776,102,633
Federal income tax cost	$4,859,554,853

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
FTSE 100 Index	124	06/15/2018	GBP	$12,741,038	$617,657
FTSE/JSE Top 40 Index	19	06/21/2018	ZAR	788,796	(10,907)
Hang Seng Index	3	05/30/2018	HKD	586,086	9,716
MSCI Emerging Markets E-Mini Index	21	06/15/2018	USD	1,209,810	(38,134)
S&P Midcap 400 E-Mini Index	50	06/15/2018	USD	9,360,500	(188,523)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	203

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts (cont.)

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
S&P/TSX 60 Index	111	06/14/2018	CAD	$15,930,247	155,903
SPI 200 Index	58	06/21/2018	AUD	6,529,981	37,560
					$583,272

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	5,376,767	Morgan Stanley	USD	4,137,068	06/20/2018	$62,140
CAD	906,477	Societe Generale	USD	700,000	06/20/2018	7,951
CAD	900,755	Toronto-Dominion Bank (The)	USD	700,000	06/20/2018	3,482
USD	700,000	Citibank NA	AUD	910,060	06/20/2018	12,939
USD	4,750,000	Goldman Sachs & Co.	AUD	6,066,915	06/20/2018	169,705
USD	3,000,000	Toronto-Dominion Bank (The)	AUD	3,878,018	06/20/2018	72,241
USD	159,323	Goldman Sachs & Co.	BRL*	522,882	06/20/2018	10,127
USD	1,022,542	Citibank NA	CHF	961,534	06/20/2018	46,926
USD	2,140,000	Goldman Sachs & Co.	EUR	1,724,258	06/20/2018	48,743
USD	2,000,000	Societe Generale	EUR	1,615,883	06/20/2018	40,186
USD	1,800,000	Toronto-Dominion Bank (The)	EUR	1,455,608	06/20/2018	34,575
USD	1,900,000	Citibank NA	GBP	1,341,846	06/20/2018	47,304
USD	5,320,000	Toronto-Dominion Bank (The)	GBP	3,806,730	06/20/2018	64,023
USD	1,980,000	Goldman Sachs & Co.	INR*	130,647,060	06/20/2018	32,921
USD	2,580,000	Toronto-Dominion Bank (The)	JPY	272,626,794	06/20/2018	79,939
USD	584,924	Morgan Stanley	KRW*	620,383,200	06/20/2018	3,235
USD	350,000	Goldman Sachs & Co.	RUB*	20,370,896	06/20/2018	28,430
USD	180,000	Citibank NA	SGD	236,668	06/20/2018	1,057
Total unrealized appreciation						$765,924
AUD	5,151,851	BNP Paribas SA	USD	4,000,000	06/20/2018	$(110,544)
AUD	4,536,376	Citibank NA	USD	3,551,705	06/20/2018	(126,911)
BRL*	1,683,101	Goldman Sachs & Co.	USD	490,000	06/20/2018	(9,753)
CAD	1,889,715	Goldman Sachs & Co.	USD	1,500,000	06/20/2018	(24,149)
EUR	2,705,416	Citibank NA	USD	3,363,288	06/20/2018	(82,040)
EUR	367,529	Societe Generale	USD	450,000	06/20/2018	(4,245)
GBP	2,787,033	Bank of New York	USD	4,000,000	06/20/2018	(151,925)
GBP	295,993	Goldman Sachs & Co.	USD	420,000	06/20/2018	(11,320)
GBP	424,887	Morgan Stanley	USD	600,000	06/20/2018	(13,356)
GBP	1,776,989	Societe Generale	USD	2,489,791	06/20/2018	(36,292)
GBP	3,507,925	Toronto-Dominion Bank (The)	USD	5,000,000	06/20/2018	(156,584)
INR*	26,670,600	Goldman Sachs & Co.	USD	406,632	06/20/2018	(9,151)
INR*	118,809,000	Toronto-Dominion Bank (The)	USD	1,816,232	06/20/2018	(45,580)

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
JPY	57,827,673	Citibank NA	USD	548,787	06/20/2018	$(18,492)
NOK	5,395,061	Citibank NA	USD	700,000	06/20/2018	(25,345)
NOK	5,567,189	Morgan Stanley	USD	714,474	06/20/2018	(18,295)
RUB*	57,103,456	Goldman Sachs & Co.	USD	989,365	06/20/2018	(87,944)
SGD	747,146	Citibank NA	USD	571,059	06/20/2018	(6,148)
USD	3,400,000	Toronto-Dominion Bank (The)	CAD	4,452,521	06/20/2018	(77,380)
Total unrealized depreciation						$(1,015,454)
Net unrealized depreciation						$(249,530)

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NOK – Norwegian Krone

RUB – Russian Ruble

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	205

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Australia	6.9%
Brazil	3.5
Canada	10.4
Chile	0.1
China	1.5
Finland	1.6
France	4.1
Germany	0.6
India	1.0
Indonesia	0.2
Israel	0.3
Italy	0.9
Japan	3.5
Malaysia	1.0
Mexico	0.6
New Zealand	0.8
Norway	3.1
Philippines	0.1
Portugal	0.0 †
Russia	1.7
Singapore	1.3
South Africa	0.4
South Korea	0.6
Spain	0.4
Sweden	0.5
Thailand	0.4
United Kingdom	16.1
United States	37.5
Other[1]	0.9
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.2%
Air Freight & Logistics – 3.5%
bpost SA	56,056	$1,230,597
CTT-Correios de Portugal SA(a)	42,588	157,349
Deutsche Post AG (Registered)	514,332	22,433,115
Oesterreichische Post AG	14,560	701,193
PostNL NV(a)	182,000	708,273
Royal Mail plc	529,256	4,236,778
Singapore Post Ltd.(a)	691,600	699,931
		30,167,236
Commercial Services & Supplies – 3.3%
Bingo Industries Ltd.(a) (b)	186,368	371,395
China Everbright International Ltd.	1,456,000	2,055,551
Clean Harbors, Inc.* (a)	12,376	566,821
Cleanaway Co. Ltd.	46,000	296,182
Cleanaway Waste Management Ltd.(a)	1,213,212	1,451,532
Covanta Holding Corp.	26,572	395,923
Daiseki Co. Ltd.	22,400	698,049
Insun ENT Co. Ltd.*	16,016	119,664
Republic Services, Inc.(a)	46,592	3,013,571
Shanghai Youngsun Investment Co. Ltd., Class B* ^ (c)	57,800	168,892
Stericycle, Inc.* (a)	17,836	1,047,152
Tox Free Solutions Ltd.	100,464	260,873
Waste Connections, Inc.	137,956	9,986,596
Waste Management, Inc.	89,180	7,249,442
		27,681,643
Diversified Financial Services – 0.0%(d)
Metro Pacific Investments Corp.	4,368,000	430,474
Diversified Telecommunication Services – 14.7%
AT&T, Inc.	1,086,904	35,541,761
BCE, Inc.	163,072	6,931,466
BT Group plc	1,506,232	5,175,111
Cellnex Telecom SA(b)	29,120	782,465
CenturyLink, Inc.(a)	164,164	3,050,167
Chunghwa Telecom Co. Ltd.	843,000	3,219,678
Deutsche Telekom AG (Registered)	583,856	10,224,988

Investments	Shares	Value
Diversified Telecommunication Services – (continued)
Ei Towers SpA	3,276	$189,591
Infrastrutture Wireless Italiane SpA(b)	51,324	413,915
Nippon Telegraph & Telephone Corp.	227,800	10,835,723
Telefonica SA	800,072	8,151,734
Telstra Corp. Ltd.	2,051,140	4,923,604
Verizon Communications, Inc.	721,812	35,621,423
		125,061,626
Electric Utilities – 13.2%
American Electric Power Co., Inc.	99,372	6,954,052
Duke Energy Corp.(a)	138,684	11,116,909
Edison International	66,248	4,340,569
Enel SpA	3,519,516	22,401,007
Exelon Corp.	196,560	7,799,501
Iberdrola SA	2,690,324	20,854,884
NextEra Energy, Inc.	93,912	15,393,116
PG&E Corp.	104,468	4,815,975
PPL Corp.	144,508	4,205,183
Southern Co. (The)(a)	203,840	9,401,101
Xcel Energy, Inc.	98,280	4,603,435
		111,885,732
Equity Real Estate Investment Trusts (REITs) – 3.9%
American Tower Corp.	76,804	10,472,993
CoreCivic, Inc.	16,016	322,883
Crown Castle International Corp.	72,800	7,343,336
CyrusOne, Inc.(a)	18,200	975,338
Digital Realty Trust, Inc.(a)	34,944	3,693,231
Equinix, Inc.	14,196	5,973,535
GEO Group, Inc. (The)(a)	17,472	393,120
Keppel DC REIT(a)	182,000	196,564
SBA Communications Corp.*	21,476	3,441,099
		32,812,099
Gas Utilities – 0.6%
APA Group	484,120	3,051,407
Infraestructura Energetica Nova SAB de CV	254,800	1,116,895
Petronas Gas Bhd.	291,200	1,322,590
		5,490,892

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	207

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – 3.2%
Acadia Healthcare Co., Inc.* (a)	18,200	$647,556
Bangkok Dusit Medical Services PCL, NVDR	5,787,600	4,126,141
Bumrungrad Hospital PCL, NVDR	218,400	1,314,829
Encompass Health Corp.	20,384	1,239,755
HCA Healthcare, Inc.	58,968	5,645,596
Healthscope Ltd.(a)	800,072	1,467,560
IHH Healthcare Bhd.	1,965,600	3,045,966
Life Healthcare Group Holdings Ltd.(a)	582,400	1,376,253
LifePoint Health, Inc.* (a)	9,100	435,890
Netcare Ltd.	558,012	1,385,224
Ramsay Health Care Ltd.	68,432	3,341,620
Spire Healthcare Group plc(b)	159,796	501,817
Tenet Healthcare Corp.* (a)	15,288	365,995
Universal Health Services, Inc., Class B	18,200	2,078,440
		26,972,642
Industrial Conglomerates – 0.1%
Beijing Enterprises Holdings Ltd.	182,000	916,000
Internet Software & Services – 0.0%(d)
NEXTDC Ltd.* (a)	53,508	278,291
Media – 4.7%
Charter Communications, Inc., Class A*	30,576	8,294,963
Comcast Corp., Class A	824,460	25,879,799
DISH Network Corp., Class A*	36,400	1,221,220
Liberty Global plc, Class C*	99,372	2,891,725
Sirius XM Holdings, Inc.(a)	266,448	1,686,616
		39,974,323
Multi-Utilities – 8.4%
Consolidated Edison, Inc.	63,336	5,075,114
Dominion Energy, Inc.(a)	129,948	8,649,339
Engie SA	833,924	14,659,808
National Grid plc	1,553,916	18,038,332
Public Service Enterprise Group, Inc.	103,376	5,391,058
Sempra Energy(a)	49,140	5,493,852

Investments	Shares	Value
Multi-Utilities – (continued)
Suez(a)	200,564	$2,898,164
Veolia Environnement SA* (a)	301,756	7,165,851
WEC Energy Group, Inc.	60,788	3,907,453
		71,278,971
Oil, Gas & Consumable Fuels – 9.7%
Enagas SA	105,924	3,089,374
Enbridge Income Fund Holdings, Inc.(a)	65,884	1,411,268
Enbridge, Inc.	776,048	23,542,655
Inter Pipeline Ltd.	178,360	3,220,901
Keyera Corp.	96,096	2,591,395
Kinder Morgan, Inc.	389,844	6,167,332
Koninklijke Vopak NV(a)	30,940	1,528,912
ONEOK, Inc.(a)	79,716	4,800,497
Pembina Pipeline Corp.	230,776	7,360,997
Plains GP Holdings LP, Class A	23,660	573,045
Polskie Gornictwo Naftowe i Gazownictwo SA	773,500	1,364,318
Snam SpA	1,027,208	4,945,675
TransCanada Corp.	408,455	17,345,677
Williams Cos., Inc. (The)	160,524	4,130,283
		82,072,329
Road & Rail – 18.1%
Aurizon Holdings Ltd.	1,001,728	3,402,695
Canadian National Railway Co.	337,792	26,131,154
Canadian Pacific Railway Ltd.	76,076	13,903,105
Central Japan Railway Co.	109,200	21,924,825
CSX Corp.	180,544	10,722,508
East Japan Railway Co.	199,700	19,144,190
Hankyu Hanshin Holdings, Inc.	137,600	5,426,036
Kansas City Southern(a)	21,840	2,328,799
Keikyu Corp.(a)	145,600	2,670,498
Keisei Electric Railway Co. Ltd.	94,600	3,086,333
MTR Corp. Ltd.	827,132	4,663,535
Norfolk Southern Corp.	57,876	8,303,470
Tobu Railway Co. Ltd.	109,200	3,482,824
Union Pacific Corp.	159,068	21,256,257
West Japan Railway Co.	98,900	7,004,569
		153,450,798

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – 8.2%
Abertis Infraestructuras SA	369,664	$8,155,428
Aena SME SA(b)	33,124	6,847,493
Aeroports de Paris	15,288	3,369,103
Airports of Thailand PCL, NVDR	2,329,600	5,259,316
Atlantia SpA	249,340	8,284,446
Auckland International Airport Ltd.	450,632	2,025,747
Bangkok Expressway & Metro PCL, NVDR	4,222,400	1,036,869
CCR SA	618,800	2,121,985
China Merchants Port Holdings Co. Ltd.	728,000	1,638,133
COSCO SHIPPING Ports Ltd.(a)	728,000	642,824
Flughafen Zurich AG (Registered)	10,192	2,141,566
Getlink SE	245,700	3,470,232
Grupo Aeroportuario del Pacifico SAB de CV, Class B	182,000	1,885,103
International Container Terminal Services, Inc.	917,280	1,499,568
Macquarie Atlas Roads Group(a)	378,560	1,837,411
Promotora y Operadora de Infraestructura SAB de CV*	96,460	984,211
Qube Holdings Ltd.(a)	673,400	1,169,127
Sydney Airport	1,210,664	6,515,891
Transurban Group	1,180,816	10,339,532
Westshore Terminals Investment Corp.	21,840	377,700
		69,601,685
Water Utilities – 2.5%
Aguas Andinas SA, Class A	1,554,644	1,035,964
American Water Works Co., Inc.	37,128	3,214,542
Aqua America, Inc.(a)	38,220	1,343,433
Beijing Enterprises Water Group Ltd.* (a)	2,912,000	1,706,775
Cia de Saneamento Basico do Estado de Sao Paulo*	182,000	1,834,768
Cia de Saneamento do Parana (Preference)	218,400	668,156

Investments	Shares	Value
Water Utilities – (continued)
Eastern Water Resources Development and Management PCL, NVDR	327,600	$119,373
Guangdong Investment Ltd.	1,456,000	2,267,043
Pennon Group plc	239,148	2,280,041
Severn Trent plc	119,028	3,180,498
United Utilities Group plc	339,612	3,476,426
WHA Utilities and Power PCL, NVDR*	436,800	87,886
		21,214,905
Wireless Telecommunication Services – 5.1%
China Mobile Ltd.	973,500	9,327,837
KDDI Corp.	327,600	8,792,883
SoftBank Group Corp.	152,300	11,831,869
Vodafone Group plc	4,682,496	13,647,006
		43,599,595
Total Common Stocks (Cost $779,004,227)		842,889,241
	Principal Amount
SECURITIES LENDING REINVESTMENTS(e) – 4.5%
CERTIFICATES OF DEPOSIT – 0.5%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 2.08%, 5/24/2018(f)	$1,000,000	1,000,000
Natixis SA, New York 2.22%, 6/11/2018	1,000,000	1,000,000
Sumitomo Mitsui Trust Bank Ltd., London (ICE LIBOR USD 1 Month + 0.23%), 2.13%, 5/17/2018(f)	1,000,000	1,000,000
The Chiba Bank Ltd., New York Branch 2.25%, 5/18/2018	1,000,000	1,000,000
Total Certificates of Deposit (Cost $4,000,000)		4,000,000

COMMERCIAL PAPER – 0.2%
ING (US) Funding LLC (ICE LIBOR USD 1 Month + 0.19%), 2.09%, 8/10/2018(f)	1,000,000	999,748

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	209

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – (continued)
COMMERCIAL PAPER – (continued)
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 2.09%, 5/2/2018(f) (g)	$1,000,000	$1,000,000
Total Commercial Paper (Cost $2,000,000)		1,999,748

REPURCHASE AGREEMENTS – 3.8%
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $1,000,054, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $1,091,258	1,000,000	1,000,000
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $21,663,089, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $21,960,595	21,662,060	21,662,060
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $3,000,161, collateralized by various Common Stocks; total market value $3,355,464	3,000,000	3,000,000

Investments	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
ML Pierce Fenner & Smith, Inc., 2.24%, dated 4/30/2018, due 7/31/2018, repurchase price $2,011,449, collateralized by various Common Stocks; total market value $2,182,754	$2,000,000	$2,000,000
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $4,200,217, collateralized by various Common Stocks; total market value $4,639,343	4,200,000	4,200,000
Total Repurchase Agreements (Cost $31,862,060)		31,862,060
Total Securities Lending Reinvestments (Cost $37,862,060)		37,861,808
Total Investments – 103.7% (Cost $816,866,287)		880,751,049
Liabilities in excess of other assets – (3.7%)		(31,388,445)
NET ASSETS – 100.0%		$849,362,604

*	Non-income producing security.

^	Security subject to restrictions on resale.

(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $65,943,795, collateralized in the form of cash with a value of $37,862,060 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $9,901,768 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 10, 2018 – February 15, 2048 and $20,804,907 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 8, 2018 – July 22, 2068; a total value of $68,568,735.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

(c)

Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $168,892, which represents approximately 0.02% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $37,861,808.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

NVDR – Non-Voting Depositary Receipt

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

USD – US Dollar

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,953,850
Aggregate gross unrealized depreciation	(43,812,129)
Net unrealized appreciation	$62,141,721
Federal income tax cost	$818,699,304

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	29	06/15/2018	EUR	$1,217,213	$46,676
FTSE 100 Index	6	06/15/2018	GBP	616,502	27,736
S&P 500 E-Mini Index	20	06/15/2018	USD	2,647,000	(26,842)
S&P/TSX 60 Index	7	06/14/2018	CAD	1,004,610	12,807
SPI 200 Index	3	06/21/2018	AUD	337,758	3,046
TOPIX Index	5	06/07/2018	JPY	813,114	33,314
					$96,737

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)*
CAD	245,594	Morgan Stanley	USD	188,969	06/20/2018	$2,838
USD	65,036	Citibank NA	AUD	83,066	06/20/2018	2,324
USD	228,000	Toronto-Dominion Bank (The)	AUD	294,729	06/20/2018	5,490
USD	423,981	Societe Generale	GBP	302,600	06/20/2018	6,180
USD	810,000	Toronto-Dominion Bank (The)	JPY	85,518,105	06/20/2018	25,776
Total unrealized appreciation						$42,608

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	211

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)*
CAD	226,597	Bank of Montreal	USD	180,000	06/20/2018	$(3,029)
EUR	355,599	Citibank NA	USD	442,069	06/20/2018	(10,783)
EUR	119,571	Goldman Sachs & Co.	USD	148,000	06/20/2018	(2,979)
GBP	355,637	Citibank NA	USD	500,000	06/20/2018	(8,969)
JPY	58,319,714	Citibank NA	USD	553,457	06/20/2018	(18,649)
JPY	19,255,194	Toronto-Dominion Bank (The)	USD	180,000	06/20/2018	(3,425)
USD	210,000	Goldman Sachs & Co.	CAD	270,854	06/20/2018	(1,535)
Total unrealized depreciation						$(49,369)
Net unrealized depreciation						$(6,761)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

USD – US Dollar

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Australia	4.5%
Austria	0.1
Belgium	0.1
Brazil	0.5
Canada	13.3
Chile	0.1
China	2.2
France	3.7
Germany	3.8
Hong Kong	0.6
Italy	4.3
Japan	11.2
Malaysia	0.5
Mexico	0.5
Netherlands	0.3
New Zealand	0.2
Philippines	0.2
Poland	0.2
Portugal	0.0	†
Singapore	0.1
South Africa	0.3
South Korea	0.0	†
Spain	5.6
Switzerland	0.3
Taiwan	0.4
Thailand	1.4

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

United Kingdom	6.0%
United States	38.8
Other[1]	0.8
100.0%

† Amount represents less than 0.05%.

1 Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	213

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.9%
Diversified Financial Services – 0.2%
Corp. Financiera Alba SA	7,482	$466,451
Equity Real Estate Investment Trusts (REITs) – 70.5%
Abacus Property Group(a)	249,603	682,054
AEON REIT Investment Corp.(a)	696	721,919
American Homes 4 Rent, Class A	108,141	2,184,448
Apple Hospitality REIT, Inc.	101,181	1,820,246
Argosy Property Ltd.	828,240	592,332
AvalonBay Communities, Inc.	66,120	10,777,560
Beni Stabili SpA SIIQ(a)	770,037	729,866
Big Yellow Group plc	74,559	946,324
BWP Trust(a)	274,572	648,726
Camden Property Trust	1,566	133,736
Canadian Apartment Properties REIT	33,582	970,301
Champion REIT	957,000	677,975
Charter Hall Group	138,504	616,843
Chesapeake Lodging Trust(a)	28,449	840,383
Columbia Property Trust, Inc.	56,811	1,213,483
CoreSite Realty Corp.(a)	13,920	1,449,072
Cousins Properties, Inc.	206,364	1,834,576
DCT Industrial Trust, Inc.	36,366	2,384,519
DiamondRock Hospitality Co.	94,656	1,045,949
Dream Global REIT	68,991	736,758
Dream Office REIT	4,698	87,147
Duke Realty Corp.	171,390	4,644,669
EastGroup Properties, Inc.(a)	16,095	1,445,009
Equinix, Inc.	957	402,696
Equity Commonwealth*	59,247	1,836,065
Equity LifeStyle Properties, Inc.	40,455	3,606,968
Equity Residential	178,524	11,016,716
Essex Property Trust, Inc.	8,700	2,085,303
Eurocommercial Properties NV, CVA	23,403	981,160
First Industrial Realty Trust, Inc.(a)	57,159	1,778,216
Fonciere Des Regions	16,530	1,850,364
Four Corners Property Trust, Inc.	29,145	660,426
Frasers Centrepoint Trust	400,200	677,050
Gecina SA	23,577	4,090,551
Getty Realty Corp.	23,403	586,245
Goodman Property Trust	480,501	462,136

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) – (continued)
GPT Group (The)	865,389	$3,161,676
Granite REIT	17,400	685,576
Green REIT plc	386,628	709,094
Grivalia Properties REIC AE	31,581	347,984
H&R REIT	68,817	1,106,913
Hansteen Holdings plc	322,335	589,590
Hersha Hospitality Trust	36,453	684,587
Highwoods Properties, Inc.	49,416	2,175,292
Hispania Activos Inmobiliarios SOCIMI SA	54,114	1,150,697
Host Hotels & Resorts, Inc.	356,961	6,982,157
Inmobiliaria Colonial Socimi SA(a)	51,939	604,936
Investa Office Fund	245,079	812,141
Killam Apartment REIT	38,193	422,463
Kilroy Realty Corp.	23,664	1,695,999
LaSalle Hotel Properties	53,766	1,589,861
Liberty Property Trust	70,731	2,957,970
Life Storage, Inc.	22,881	2,023,596
Link REIT	1,054,500	9,351,537
Mapletree Greater China Commercial Trust(b)	887,400	797,557
Mapletree Industrial Trust	609,000	933,703
MGM Growth Properties LLC, Class A(a)	27,492	768,951
Mirvac Group	139,983	236,692
Morguard REIT	15,399	159,882
National Health Investors, Inc.	19,749	1,348,264
Northview Apartment REIT	2,697	53,669
Park Hotels & Resorts, Inc.	76,995	2,215,916
Parkway Life REIT(a)	295,800	623,301
Pebblebrook Hotel Trust(a)	32,625	1,141,549
Piedmont Office Realty Trust, Inc., Class A	68,469	1,226,964
PotlatchDeltic Corp.	19,836	1,028,497
Precinct Properties New Zealand Ltd.	504,165	454,700
Prologis, Inc.	210,453	13,660,505
PS Business Parks, Inc.	9,657	1,113,259
Public Storage(a)	1,305	263,323
Pure Industrial Real Estate Trust	107,010	674,473

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Ramco-Gershenson Properties Trust(a)	57,507	$687,209
Rayonier, Inc.	63,162	2,348,995
Retail Properties of America, Inc., Class A	112,056	1,293,126
RioCan REIT	77,865	1,418,267
RLJ Lodging Trust	1,218	25,298
Safestore Holdings plc	110,055	830,682
Scentre Group	1,911,216	5,814,006
Segro plc	488,679	4,349,456
Shaftesbury plc(a)	112,056	1,560,381
Shopping Centres Australasia Property Group(a)	395,067	709,755
Simon Property Group, Inc.	18,531	2,897,137
SmartCentres REIT	31,494	707,537
Summit Hotel Properties, Inc.	53,418	773,493
Sunlight REIT	435,000	294,868
Sunstone Hotel Investors, Inc.	107,358	1,674,785
Terreno Realty Corp.	27,144	1,008,400
Unibail-Rodamco SE	12,963	3,115,151
UNITE Group plc (The)	118,929	1,365,330
Urstadt Biddle Properties, Inc., Class A	31,407	624,057
Ventas, Inc.	171,912	8,839,715
Weingarten Realty Investors(a)	59,943	1,646,634
Wereldhave Belgium NV	2,349	271,319
Westfield Corp.	231,246	1,605,916
Weyerhaeuser Co.	341,301	12,553,051
Workspace Group plc	61,335	936,881
Xenia Hotels & Resorts, Inc.	50,373	1,037,180
		189,359,694
Household Durables – 0.5%
Iida Group Holdings Co. Ltd.(a)	69,600	1,361,787
Real Estate Management & Development – 26.7%
ADO Properties SA(b)	14,877	818,913
Aeon Mall Co. Ltd.(a)	56,300	1,141,178
Alrov Properties and Lodgings Ltd.	9,918	336,582
CA Immobilien Anlagen AG(a)	34,974	1,214,426
CapitaLand Ltd.	1,235,400	3,508,254

Investments	Shares	Value
Real Estate Management & Development – (continued)
City Developments Ltd.	200,100	$1,914,782
CK Asset Holdings Ltd.	642,000	5,566,604
CLS Holdings plc	112,752	388,247
Daejan Holdings plc	4,263	352,299
Daibiru Corp.	52,200	622,536
Daito Trust Construction Co. Ltd.	34,800	5,805,565
Emperor International Holdings Ltd.	870,000	264,938
Entra ASA(b)	52,896	728,953
Fabege AB	130,500	1,512,027
First Capital Realty, Inc.	75,342	1,179,542
Forestar Group, Inc.* (a)	23,316	508,289
Goldcrest Co. Ltd.	26,100	555,035
GuocoLand Ltd.(a)	217,500	356,463
Heiwa Real Estate Co. Ltd.	34,800	816,055
Helical plc(a)	72,732	375,665
Hemfosa Fastigheter AB	70,470	876,946
Henderson Land Development Co. Ltd.	577,300	3,681,568
HKR International Ltd.(a)	556,800	339,830
Ho Bee Land Ltd.	182,700	356,003
Hongkong Land Holdings Ltd.	565,500	4,099,875
Immofinanz AG*	405,594	1,065,344
Kenedix, Inc.	121,800	705,700
Klovern AB, Class A(a)	222,807	277,776
Kungsleden AB(a)	15,312	109,109
Leopalace21 Corp.	121,800	1,058,550
Liu Chong Hing Investment Ltd.	348,000	561,358
Morguard Corp.	2,523	323,653
Nomura Real Estate Holdings, Inc.	60,900	1,512,691
Norstar Holdings, Inc.	14,703	259,864
Norwegian Property ASA	427,170	536,422
NTT Urban Development Corp.	60,900	718,500
Olav Thon Eiendomsselskap ASA	15,225	276,711
PATRIZIA Immobilien AG*	30,189	604,745
Raven Russia Ltd.*	420,297	263,398
Realogy Holdings Corp.(a)	435	10,792
Relo Group, Inc.	36,500	822,563
Sagax AB (Preference)(a)	61,857	247,626
Soundwill Holdings Ltd.	130,500	233,123
St Joe Co. (The)*	34,974	603,302

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	215

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
St Modwen Properties plc	124,758	$704,869
Sumitomo Realty & Development Co. Ltd.	174,000	6,915,476
Swire Pacific Ltd., Class A	238,000	2,365,368
Swire Pacific Ltd., Class B	435,000	736,062
Swire Properties Ltd.	539,400	1,920,967
TAG Immobilien AG	59,682	1,261,165
Technopolis OYJ	91,263	428,376
Tejon Ranch Co.* (a)	28,362	690,047
Tokyo Tatemono Co. Ltd.	101,400	1,544,746
Tokyu Fudosan Holdings Corp.	252,300	1,987,504
UOL Group Ltd.	234,975	1,563,483
Vonovia SE	42,195	2,121,278
Wihlborgs Fastigheter AB	34,974	814,447
Wing Tai Holdings Ltd.(a)	391,500	603,195
Yanlord Land Group Ltd.	469,800	603,195
		71,771,980
Total Common Stocks (Cost $236,196,701)		262,959,912
	Principal Amount
SECURITIES LENDING REINVESTMENTS(c) – 1.4%
REPURCHASE AGREEMENTS – 1.4%
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $300,016, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $327,377	$300,000	300,000

Investments	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $2,770,251, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $2,808,295	$2,770,119	$2,770,119
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $150,008, collateralized by various Common Stocks; total market value $167,773	150,000	150,000
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $500,026, collateralized by various Common Stocks; total market value $552,303	500,000	500,000
		3,720,119
Total Securities Lending Reinvestments (Cost $3,720,119)		3,720,119
Total Investments – 99.3% (Cost $239,916,820)		266,680,031
Other Assets Less Liabilities – 0.7%		1,887,439
NET ASSETS – 100.0%		$268,567,470

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $15,983,236, collateralized in the form of cash with a value of $3,720,119 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $7,143,246 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 3, 2018 – February 15, 2048 and $5,992,380 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 8, 2018 – November 2, 2086; a total value of $16,855,745.

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $3,720,119.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

OYJ – Public Limited Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,123,887
Aggregate gross unrealized depreciation	(6,384,119)
Net unrealized appreciation	$25,739,768
Federal income tax cost	$240,963,657

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	7	06/15/2018	EUR	$293,810	$12,740
FTSE 100 Index	1	06/15/2018	GBP	102,750	7,000
Hang Seng Index	3	05/30/2018	HKD	586,086	9,716
S&P 500 E-Mini Index	24	06/15/2018	USD	3,176,400	(84,080)
S&P/TSX 60 Index	1	06/14/2018	CAD	143,516	4,039
SGX Nikkei 225 Index	9	06/07/2018	JPY	925,908	56,453
SPI 200 Index	9	06/21/2018	AUD	1,013,273	9,790
					$15,658

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	630,000	Toronto-Dominion Bank (The)	CAD	790,922	06/20/2018	$12,297
Total unrealized appreciation						$12,297
EUR	114,854	Citibank NA	USD	142,782	06/20/2018	$(3,483)
HKD	783,523	Citibank NA	USD	100,237	06/20/2018	(284)
SGD	96,492	Citibank NA	USD	73,751	06/20/2018	(794)
Total unrealized depreciation						$(4,561)
Net unrealized appreciation						$7,736

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	217

FlexShares® Global Quality Real Estate Index Fund (cont.)

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SGD – Singapore Dollar

USD – US Dollar

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Australia	5.3%
Austria	0.8
Belgium	0.1
Canada	3.2
Finland	0.2
France	2.2
Germany	1.8
Greece	0.1
Hong Kong	9.7
Ireland	0.3
Israel	0.2
Italy	0.3
Japan	9.8
Netherlands	1.5
New Zealand	0.6
Norway	0.6
Singapore	6.0
Spain	0.8
Sweden	1.4
United Kingdom	4.7
United States	48.3
Other[1]	2.1
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 100.0%
FlexShares Global Quality Real Estate Index Fund(a)	77,112	$4,757,040
FlexShares Global Upstream Natural Resources Index Fund(a)	35,020	1,189,279
FlexShares STOXX Global Broad Infrastructure Index Fund(a)	126,344	5,890,157
Total Exchange Traded Funds (Cost $11,652,909)		11,836,476

Total Investments – 100.0% (Cost $11,652,909)		11,836,476
Other Assets Less Liabilities – 0.0%(b)		1,449
NET ASSETS – 100.0%		$11,837,925
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,179
Aggregate gross unrealized depreciation	(38,718)
Net unrealized appreciation	$179,461
Federal income tax cost	$11,657,015

The underlying index of the FlexShares Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares April 30, 2018	Value April 30, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares Global Quality Real Estate Index Fund	$2,485,751	$2,336,351	$42,250	77,112	$4,757,040	$(21,445)	$42,647	$(1,367)
FlexShares Global Upstream Natural Resources Index Fund	680,722	646,623	201,049	35,020	1,189,279	68,959	9,488	(5,976)
FlexShares STOXX Global Broad Infrastructure Index Fund	3,151,901	2,949,827	53,755	126,344	5,890,157	(155,918)	54,143	(1,898)
	$6,318,374	$5,932,801	$297,054	238,476	$11,836,476	$(108,404)	$106,278	$(9,241)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	219

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.4%
Aerospace & Defense – 5.1%
Boeing Co. (The)	192,970	$64,367,072
Lockheed Martin Corp.	94,807	30,417,878
		94,784,950
Automobiles – 0.4%
Thor Industries, Inc.	69,637	7,391,271
Banks – 5.1%
Bank of America Corp.	401,042	11,999,177
Citigroup, Inc.	89,773	6,128,803
JPMorgan Chase & Co.	209,750	22,816,605
Wells Fargo & Co.	1,037,843	53,926,322
		94,870,907
Beverages – 0.5%
Coca-Cola Co. (The)	99,002	4,277,876
PepsiCo, Inc.	41,950	4,234,433
		8,512,309
Biotechnology – 1.4%
AbbVie, Inc.	268,480	25,921,744
Capital Markets – 4.2%
Ameriprise Financial, Inc.	78,027	10,940,166
BGC Partners, Inc., Class A	514,307	6,871,142
Eaton Vance Corp.(a)	169,478	9,217,908
Federated Investors, Inc., Class B	390,135	10,326,873
Lazard Ltd., Class A	191,292	10,410,111
LPL Financial Holdings, Inc.(a)	208,072	12,602,921
T. Rowe Price Group, Inc.(a)	147,664	16,807,116
		77,176,237
Chemicals – 0.8%
LyondellBasell Industries NV, Class A	136,757	14,459,318
Communications Equipment – 1.7%
Cisco Systems, Inc.	280,226	12,411,210
InterDigital, Inc.(a)	137,596	10,244,022

Investments	Shares	Value
Communications Equipment – (continued)
Juniper Networks, Inc.	370,838	$9,118,906
		31,774,138
Consumer Finance – 0.5%
Navient Corp.	715,667	9,489,744
Containers & Packaging – 0.5%
Greif, Inc., Class A(a)	37,796	2,211,822
Greif, Inc., Class B	102,358	6,443,436
Packaging Corp. of America	5,563	643,584
		9,298,842
Diversified Consumer Services – 0.5%
H&R Block, Inc.(a)	359,092	9,928,894
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	272,675	8,916,472
Verizon Communications, Inc.	926,256	45,710,734
		54,627,206
Electric Utilities – 2.5%
ALLETE, Inc.(a)	212,267	16,219,322
Edison International	195,487	12,808,308
Exelon Corp.	262,607	10,420,246
Hawaiian Electric Industries, Inc.	210,589	7,305,332
		46,753,208
Electronic Equipment, Instruments & Components – 1.6%
Avnet, Inc.	293,650	11,519,889
CDW Corp.	122,494	8,732,597
Jabil, Inc.(a)	351,541	9,350,991
		29,603,477
Energy Equipment & Services – 0.5%
RPC, Inc.(a)	476,552	8,582,702
Equity Real Estate Investment Trusts (REITs) – 4.9%
Apple Hospitality REIT, Inc.	88,934	1,599,923
CoreCivic, Inc.	437,958	8,829,233
DDR Corp.(a)	1,505,166	10,912,454
Gaming and Leisure Properties, Inc.	203,877	6,986,865

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Quality Dividend Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Hospitality Properties Trust	55,374	$1,377,705
Host Hotels & Resorts, Inc.	718,184	14,047,679
Kimco Realty Corp.	270,997	3,932,166
Lamar Advertising Co., Class A(a)	155,215	9,888,748
LaSalle Hotel Properties	45,306	1,339,698
Outfront Media, Inc.(a)	463,128	8,683,650
Park Hotels & Resorts, Inc.	62,086	1,786,835
Retail Properties of America, Inc., Class A	48,662	561,560
Senior Housing Properties Trust(a)	63,764	992,806
Simon Property Group, Inc.(a)	59,569	9,313,017
Spirit Realty Capital, Inc.	865,848	6,970,076
Ventas, Inc.	55,374	2,847,331
		90,069,746
Food & Staples Retailing – 3.3%
CVS Health Corp.	192,131	13,416,508
Walmart, Inc.	531,087	46,979,956
		60,396,464
Gas Utilities – 0.1%
National Fuel Gas Co.	40,272	2,067,967
Health Care Providers & Services – 1.8%
Anthem, Inc.(a)	43,628	10,295,772
McKesson Corp.	67,120	10,484,815
Patterson Cos., Inc.(a)	48,662	1,132,851
UnitedHealth Group, Inc.	44,467	10,511,999
		32,425,437
Hotels, Restaurants & Leisure – 0.5%
Darden Restaurants, Inc.	7,612	706,850
Las Vegas Sands Corp.	115,782	8,490,294
		9,197,144
Household Durables – 0.1%
Tupperware Brands Corp.(a)	46,984	2,093,607
Household Products – 0.5%
Clorox Co. (The)	22,653	2,654,932

Investments	Shares	Value
Household Products – (continued)
Procter & Gamble Co. (The)	78,866	$5,705,166
		8,360,098
Independent Power and Renewable Electricity Producers – 0.1%
NRG Yield, Inc., Class C(a)	95,646	1,702,499
Industrial Conglomerates – 3.0%
3M Co.	209,750	40,773,303
General Electric Co.(a)	1,099,929	15,476,001
		56,249,304
Insurance – 3.0%
Aflac, Inc.	293,650	13,381,631
Allstate Corp. (The)	106,553	10,423,014
Erie Indemnity Co., Class A	75,510	8,817,303
First American Financial Corp.	16,267	831,406
Principal Financial Group, Inc.	203,877	12,073,596
Travelers Cos., Inc. (The)	81,383	10,710,003
		56,236,953
Internet Software & Services – 0.3%
j2 Global, Inc.(a)	81,383	6,460,183
IT Services – 6.3%
Accenture plc, Class A	218,140	32,982,768
Broadridge Financial Solutions, Inc.	89,773	9,624,563
Fidelity National Information Services, Inc.	101,519	9,641,259
International Business Machines Corp.	116,621	16,905,380
Jack Henry & Associates, Inc.	102,358	12,229,734
Science Applications International Corp.	130,884	11,228,538
Total System Services, Inc.	93,968	7,898,950
Visa, Inc., Class A	46,145	5,854,878
Western Union Co. (The)(a)	535,282	10,571,820
		116,937,890
Media – 0.5%
Comcast Corp., Class A	77,188	2,422,931
Omnicom Group, Inc.	78,027	5,747,469

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	221

FlexShares®  Quality Dividend Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Walt Disney Co. (The)	8,390	$841,769
		9,012,169
Metals & Mining – 0.5%
Steel Dynamics, Inc.(a)	226,530	10,150,809
Mortgage Real Estate Investment Trusts (REITs) – 2.1%
AGNC Investment Corp.	366,643	6,936,886
Annaly Capital Management, Inc.(a)	233,242	2,418,719
Chimera Investment Corp.(a)	884,306	15,466,512
MFA Financial, Inc.	161,927	1,217,691
Starwood Property Trust, Inc.(a)	485,781	10,181,970
Two Harbors Investment Corp.	128,367	1,958,880
		38,180,658
Multiline Retail – 2.4%
Kohl’s Corp.	242,471	15,062,299
Macy’s, Inc.(a)	437,119	13,581,287
Nordstrom, Inc.(a)	163,605	8,271,869
Target Corp.	115,782	8,405,773
		45,321,228
Multi-Utilities – 2.9%
CenterPoint Energy, Inc.(a)	537,799	13,622,449
MDU Resources Group, Inc.	452,221	12,739,066
NorthWestern Corp.	280,226	15,395,616
Vectren Corp.	180,385	12,675,654
		54,432,785
Oil, Gas & Consumable Fuels – 8.9%
Cheniere Energy Partners LP Holdings LLC(a)	43,628	1,217,221
Chevron Corp.	240,793	30,125,612
Delek US Energy, Inc.(a)	133,848	6,340,380
Exxon Mobil Corp.	649,386	50,489,761
HollyFrontier Corp.	301,201	18,279,889
Occidental Petroleum Corp.	54,535	4,213,374
ONEOK, Inc.(a)	39,463	2,376,462
PBF Energy, Inc., Class A	398,525	15,275,463
Phillips 66	156,893	17,463,760

Investments	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Valero Energy Corp.	172,834	$19,172,476
		164,954,398
Paper & Forest Products – 0.6%
Domtar Corp.(a)	234,920	10,312,988
Pharmaceuticals – 6.9%
Johnson & Johnson	152,698	19,314,770
Merck & Co., Inc.	795,372	46,823,550
Pfizer, Inc.	1,690,585	61,892,317
		128,030,637
Road & Rail – 1.9%
Union Pacific Corp.	266,802	35,652,751
Semiconductors & Semiconductor Equipment – 3.4%
KLA-Tencor Corp.	104,036	10,584,623
Lam Research Corp.(a)	54,535	10,092,247
Maxim Integrated Products, Inc.	4,295	234,077
MKS Instruments, Inc.	72,154	7,388,570
Texas Instruments, Inc.	346,507	35,146,205
		63,445,722
Software – 2.2%
Activision Blizzard, Inc.	226,530	15,030,265
Blackbaud, Inc.	4,195	440,307
Intuit, Inc.	63,764	11,782,950
SS&C Technologies Holdings, Inc.	190,453	9,455,991
Symantec Corp.	160,249	4,453,320
		41,162,833
Specialty Retail – 5.3%
Best Buy Co., Inc.(a)	248,344	19,005,766
Foot Locker, Inc.	221,496	9,542,048
Gap, Inc. (The)(a)	452,221	13,222,942
Home Depot, Inc. (The)	262,607	48,529,773
Williams-Sonoma, Inc.(a)	166,961	7,980,736
		98,281,265
Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	327,210	54,074,725
HP, Inc.	713,150	15,325,593
NetApp, Inc.	122,837	8,178,487

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Quality Dividend Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Seagate Technology plc(a)	261,768	$15,153,750
Xerox Corp.	270,997	8,522,856
		101,255,411
Textiles, Apparel & Luxury Goods – 0.3%
VF Corp.(a)	62,086	5,020,895
Tobacco – 1.4%
Altria Group, Inc.	376,711	21,137,254
Philip Morris International, Inc.	61,247	5,022,254
		26,159,508
Trading Companies & Distributors – 1.4%
Fastenal Co.(a)	215,623	10,778,994
WW Grainger, Inc.	52,018	14,635,264
		25,414,258
Total Common Stocks (Cost $1,501,633,775)		1,822,160,554
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 8.0%
BANK NOTES – 0.1%
Bank of America NA, Charlotte (ICE LIBOR USD 1 Month + 0.16%), 2.06%, 7/10/2018(c) (Cost $2,000,000)	$2,000,000	2,000,000

CERTIFICATES OF DEPOSIT – 3.0%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 2.08%, 5/24/2018(c)	3,000,000	3,000,000
Barclays Bank plc, New York (ICE LIBOR USD 1 Month + 0.27%), 2.15%, 8/3/2018(c)	3,000,000	2,999,844

Investments	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce, New York (ICE LIBOR USD 1 Month + 0.40%), 2.30%, 9/17/2018(c)	$4,000,000	$4,001,348
Citibank NA, New York (ICE LIBOR USD 1 Month + 0.33%), 2.22%, 9/12/2018(c)	4,000,000	3,999,536
Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.17%), 2.53%, 4/18/2019(c)	2,000,000	2,000,000
Credit Agricole CIB, New York (ICE LIBOR USD 1 Month + 0.21%), 2.11%, 7/9/2018(c)	3,000,000	2,999,652
Credit Industriel et Commercial, London 2.54%, 10/25/2018	3,000,000	2,962,876
Natixis SA, New York 2.22%, 6/11/2018	3,000,000	3,000,000
Royal Bank of Canada (ICE LIBOR USD 1 Month + 0.40%), 2.30%, 9/17/2018(c)	4,000,000	4,000,584
Societe Generale, New York 2.11%, 5/31/2018	3,000,000	3,000,000
Standard Chartered, New York (ICE LIBOR USD 1 Month + 0.20%), 2.09%, 5/1/2018(c)	2,000,000	2,000,000
State Street Bank & Trust (ICE LIBOR USD 1 Month + 0.12%), 2.02%, 5/8/2018(c)	4,000,000	4,000,000
Sumitomo Mitsui Trust Bank Ltd., London (ICE LIBOR USD 1 Month + 0.23%), 2.13%, 5/17/2018(c)	3,000,000	3,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	223

FlexShares®  Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Svenska Handelsbanken, New York (ICE LIBOR USD 1 Month + 0.37%), 2.27%, 9/28/2018(c)	$4,000,000	$4,001,128
The Chiba Bank Ltd., New York Branch 2.25%, 5/18/2018	2,000,000	2,000,000
The Sumitomo Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.23%), 2.13%, 8/22/2018(c)	2,000,000	1,999,430
Toronto-Dominion Bank, New York 2.25%, 6/26/2018	2,000,000	2,000,000
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.14%), 2.50%, 10/26/2018(c)	2,000,000	2,001,389
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.45%), 2.15%, 2/15/2019(c)	3,000,000	2,999,760
Total Certificates of Deposit (Cost $55,963,084)		55,965,547

COMMERCIAL PAPER – 0.6%
ING (US) Funding LLC (ICE LIBOR USD 1 Month + 0.19%), 2.09%, 8/10/2018(c)	2,000,000	1,999,496
Oversea-Chinese Banking Corp. Ltd. (ICE LIBOR USD 1 Month + 0.14%), 2.15%, 5/16/2018(c) (d)	4,000,000	3,999,803

Investments	Principal Amount	Value
COMMERCIAL PAPER – (continued)
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 2.09%, 5/2/2018(c) (d)	$4,000,000	$4,000,000
Total Commercial Paper (Cost $9,999,803)		9,999,299

FUNDING AGREEMENTS – 0.2%
United of Omaha Life Insurance (ICE LIBOR USD 3 Month + 0.12%), 2.24%, 5/30/2018(c) (Cost $4,000,000)	4,000,000	4,000,000

REPURCHASE AGREEMENTS – 4.1%
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $3,000,162, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $3,273,774	3,000,000	3,000,000
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $17,450,413, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $17,690,065	17,449,584	17,449,584
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $7,000,377, collateralized by various Common Stocks; total market value $7,829,415	7,000,000	7,000,000

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Quality Dividend Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
REPURCHASE AGREEMENTS – (continued)
Mizuho Securities USA, Inc., 1.72%, dated 4/30/2018, due 5/1/2018, repurchase price $20,000,955, collateralized by various U.S. Treasury Securities, ranging from 1.00% – 2.75%, maturing 6/30/2019 – 2/15/2028; total market value $20,325,510	$20,000,000	$20,000,000
ML Pierce Fenner & Smith, Inc., 2.24%, dated 4/30/2018, due 7/31/2018, repurchase price $8,045,796, collateralized by various Common Stocks; total market value $8,731,017	8,000,000	8,000,000
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $19,716,776, collateralized by various Common Stocks; total market value $21,778,133	19,715,757	19,715,757
Total Repurchase Agreements (Cost $75,165,341)		75,165,341
Total Securities Lending Reinvestments (Cost $147,128,228)		147,130,187
Total Investments – 106.4% (Cost $1,648,762,003)		1,969,290,741
Liabilities in excess of other assets – (6.4%)		(118,006,346)
NET ASSETS – 100.0%		$1,851,284,395
(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $175,122,784, collateralized in the form of cash with a value of $147,126,807 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $26,902,342 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 3, 2018 – February 15, 2048 and $8,283,891 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 8, 2018 – July 22, 2068; a total value of $182,313,040.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $147,130,187.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – US Dollar

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$351,904,097
Aggregate gross unrealized depreciation	(31,495,072)
Net unrealized appreciation	$320,409,025
Federal income tax cost	$1,648,192,428

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	225

FlexShares®  Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	219	06/15/2018	USD	$28,984,650	$(689,288)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.2%
Aerospace & Defense – 5.2%
Boeing Co. (The)	31,360	$10,460,441
Lockheed Martin Corp.	16,240	5,210,442
		15,670,883
Air Freight & Logistics – 1.1%
CH Robinson Worldwide, Inc.(a)	12,180	1,120,926
United Parcel Service, Inc., Class B	19,040	2,161,040
		3,281,966
Banks – 5.5%
Bank of America Corp.	62,720	1,876,582
Bank of Hawaii Corp.(a)	18,340	1,544,411
Citigroup, Inc.	19,180	1,309,419
JPMorgan Chase & Co.	27,720	3,015,382
Wells Fargo & Co.	171,780	8,925,689
		16,671,483
Beverages – 0.4%
Coca-Cola Co. (The)	11,200	483,952
PepsiCo, Inc.	8,820	890,291
		1,374,243
Biotechnology – 0.1%
AbbVie, Inc.	3,220	310,891
Capital Markets – 1.7%
BGC Partners, Inc., Class A	108,220	1,445,819
Intercontinental Exchange, Inc.	1,960	142,021
MSCI, Inc.	10,360	1,552,239
T. Rowe Price Group, Inc.	11,480	1,306,654
Virtu Financial, Inc., Class A(a)	17,568	632,448
		5,079,181
Chemicals – 0.9%
LyondellBasell Industries NV, Class A	23,100	2,442,363
Scotts Miracle-Gro Co. (The)	2,800	234,024
		2,676,387

Investments	Shares	Value
Commercial Services & Supplies – 0.5%
Rollins, Inc.(a)	31,080	$1,508,002
Communications Equipment – 3.0%
Cisco Systems, Inc.	95,340	4,222,609
InterDigital, Inc.	19,460	1,448,797
Juniper Networks, Inc.	58,380	1,435,564
Motorola Solutions, Inc.	17,220	1,891,273
		8,998,243
Consumer Finance – 0.1%
Navient Corp.	21,420	284,029
Containers & Packaging – 0.4%
Greif, Inc., Class B	17,080	1,075,186
Diversified Consumer Services – 0.6%
H&R Block, Inc.(a)	70,560	1,950,984
Diversified Telecommunication Services – 3.5%
AT&T, Inc.	74,480	2,435,496
Verizon Communications, Inc.	168,280	8,304,618
		10,740,114
Electric Utilities – 3.7%
ALLETE, Inc.	30,660	2,342,731
American Electric Power Co., Inc.	19,460	1,361,811
Edison International	8,680	568,714
Exelon Corp.	59,780	2,372,070
Hawaiian Electric Industries, Inc.	41,300	1,432,697
PNM Resources, Inc.	45,640	1,809,626
Portland General Electric Co.	7,980	338,990
Xcel Energy, Inc.	22,960	1,075,446
		11,302,085
Electronic Equipment, Instruments & Components – 1.6%
Avnet, Inc.	35,420	1,389,527
CDW Corp.	21,700	1,546,993
FLIR Systems, Inc.	2,304	123,379
Jabil, Inc.	68,040	1,809,864
		4,869,763

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	227

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – 4.0%
Apple Hospitality REIT, Inc.	16,100	$289,639
CoreCivic, Inc.	9,240	186,278
DDR Corp.	255,640	1,853,390
Hospitality Properties Trust	6,720	167,194
Kimco Realty Corp.	155,120	2,250,791
LaSalle Hotel Properties	8,400	248,388
National Health Investors, Inc.(a)	2,380	162,483
Outfront Media, Inc.	82,320	1,543,500
Park Hotels & Resorts, Inc.	10,500	302,190
Retail Properties of America, Inc., Class A	33,600	387,744
Ryman Hospitality Properties, Inc.(a)	34,860	2,732,327
Senior Housing Properties Trust(a)	9,520	148,226
Spirit Realty Capital, Inc.	171,360	1,379,448
Ventas, Inc.	9,240	475,121
		12,126,719
Food & Staples Retailing – 3.9%
CVS Health Corp.	57,680	4,027,794
Walmart, Inc.	87,780	7,765,019
		11,792,813
Food Products – 0.9%
Conagra Brands, Inc.	47,040	1,743,773
Hershey Co. (The)(a)	9,940	913,883
		2,657,656
Gas Utilities – 0.1%
New Jersey Resources Corp.	9,380	387,863
ONE Gas, Inc.	560	39,043
		426,906
Health Care Providers & Services – 3.9%
Aetna, Inc.	16,520	2,957,906
Anthem, Inc.(a)	15,260	3,601,207
Patterson Cos., Inc.	47,320	1,101,610
UnitedHealth Group, Inc.	17,920	4,236,288
		11,897,011

Investments	Shares	Value
Hotels, Restaurants & Leisure – 2.3%
Cracker Barrel Old Country Store, Inc.	9,940	$1,636,025
Darden Restaurants, Inc.	4,752	441,271
Domino’s Pizza, Inc.	7,140	1,725,952
Dunkin’ Brands Group, Inc.(a)	27,020	1,647,139
Jack in the Box, Inc.	560	50,232
McDonald’s Corp.	9,660	1,617,470
		7,118,089
Household Durables – 0.1%
Tupperware Brands Corp.	6,440	286,966
Household Products – 2.5%
Clorox Co. (The)	14,560	1,706,432
Colgate-Palmolive Co.	50,400	3,287,592
Kimberly-Clark Corp.	22,400	2,319,296
Procter & Gamble Co. (The)	4,060	293,700
		7,607,020
Industrial Conglomerates – 0.1%
3M Co.	1,260	244,931
Insurance – 2.5%
Aflac, Inc.	43,960	2,003,257
Erie Indemnity Co., Class A	15,680	1,830,954
First American Financial Corp.	12,240	625,586
FNF Group	35,980	1,325,143
Principal Financial Group, Inc.	22,680	1,343,110
Reinsurance Group of America, Inc.	2,660	397,404
		7,525,454
Internet Software & Services – 0.2%
j2 Global, Inc.(a)	8,820	700,132
IT Services – 4.1%
Accenture plc, Class A	6,300	952,560
Amdocs Ltd.	15,120	1,016,820
Broadridge Financial Solutions, Inc.	14,840	1,590,996
Fidelity National Information Services, Inc.	17,920	1,701,862
International Business Machines Corp.	15,400	2,232,384
Jack Henry & Associates, Inc.	13,580	1,622,539

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Total System Services, Inc.	15,820	$1,329,829
Visa, Inc., Class A	4,480	568,423
Western Union Co. (The)(a)	79,520	1,570,520
		12,585,933
Machinery – 0.4%
Toro Co. (The)	18,480	1,079,047
Media – 0.4%
Comcast Corp., Class A	16,520	518,563
Walt Disney Co. (The)	6,860	688,264
		1,206,827
Mortgage Real Estate Investment Trusts (REITs) – 2.6%
Annaly Capital Management, Inc.	38,780	402,149
Chimera Investment Corp.	160,580	2,808,544
MFA Financial, Inc.	161,140	1,211,773
New Residential Investment Corp.	86,380	1,509,922
Starwood Property Trust, Inc.	78,680	1,649,133
Two Harbors Investment Corp.	21,420	326,869
		7,908,390
Multiline Retail – 2.7%
Kohl’s Corp.	38,360	2,382,923
Macy’s, Inc.(a)	71,540	2,222,748
Nordstrom, Inc.(a)	27,860	1,408,602
Target Corp.	29,120	2,114,112
		8,128,385
Multi-Utilities – 2.2%
CenterPoint Energy, Inc.(a)	82,180	2,081,620
Consolidated Edison, Inc.	5,180	415,073
DTE Energy Co.	10,640	1,121,456
NorthWestern Corp.	42,560	2,338,246
SCANA Corp.	12,460	458,154
WEC Energy Group, Inc.	5,320	341,970
		6,756,519
Oil, Gas & Consumable Fuels – 8.4%
Cheniere Energy Partners LP Holdings LLC	8,260	230,454

Investments	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Chevron Corp.	34,020	$4,256,242
Exxon Mobil Corp.	129,080	10,035,970
HollyFrontier Corp.	47,600	2,888,844
Occidental Petroleum Corp.	22,120	1,708,991
PBF Energy, Inc., Class A	64,680	2,479,184
Phillips 66	3,360	374,002
Valero Energy Corp.	31,920	3,540,886
		25,514,573
Paper & Forest Products – 0.6%
Domtar Corp.(a)	38,780	1,702,442
Pharmaceuticals – 6.7%
Johnson & Johnson	24,500	3,099,005
Merck & Co., Inc.	124,460	7,326,960
Pfizer, Inc.	272,860	9,989,405
		20,415,370
Road & Rail – 2.0%
Union Pacific Corp.	44,520	5,949,208
Semiconductors & Semiconductor Equipment – 4.2%
KLA-Tencor Corp.	15,120	1,538,309
Lam Research Corp.	8,680	1,606,320
Maxim Integrated Products, Inc.	1,728	94,176
MKS Instruments, Inc.	13,580	1,390,592
NVIDIA Corp.	10,080	2,266,992
Texas Instruments, Inc.	58,660	5,949,884
		12,846,273
Software – 2.7%
Activision Blizzard, Inc.	40,880	2,712,388
Blackbaud, Inc.	13,160	1,381,274
Intuit, Inc.	12,600	2,328,354
Symantec Corp.	61,040	1,696,301
		8,118,317
Specialty Retail – 4.6%
Aaron’s, Inc.(a)	30,380	1,268,973
Foot Locker, Inc.	44,800	1,929,984
Gap, Inc. (The)(a)	67,900	1,985,396
Home Depot, Inc. (The)	40,040	7,399,392
Williams-Sonoma, Inc.(a)	28,140	1,345,092
		13,928,837

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	229

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	54,320	$8,976,923
HP, Inc.	110,040	2,364,760
Seagate Technology plc	46,060	2,666,413
Western Digital Corp.	19,600	1,544,284
Xerox Corp.	42,700	1,342,915
		16,895,295
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.(a)	13,580	1,362,346
VF Corp.	16,560	1,339,207
		2,701,553
Tobacco – 1.4%
Altria Group, Inc.	63,140	3,542,785
Philip Morris International, Inc.	9,240	757,680
		4,300,465
Trading Companies & Distributors – 0.9%
Fastenal Co.(a)	3,500	174,965
MSC Industrial Direct Co., Inc., Class A	3,500	302,540
WW Grainger, Inc.	8,260	2,323,951
		2,801,456
Total Common Stocks (Cost $250,901,640)		301,016,027
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 7.1%
CERTIFICATES OF DEPOSIT – 0.3%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 2.08%, 5/24/2018(c)	$500,000	500,000
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.45%), 2.15%, 2/15/2019(c)	500,000	499,960
Total Certificates of Deposit (Cost $1,000,000)		999,960

Investments	Principal Amount	Value
COMMERCIAL PAPER – 0.2%
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 2.09%, 5/2/2018(c) (d) (Cost $500,000)	$500,000	$500,000

REPURCHASE AGREEMENTS – 6.6%
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $1,000,054, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $1,091,258	1,000,000	1,000,000
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $10,634,407, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $10,780,452	10,633,902	10,633,902
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $2,000,108, collateralized by various Common Stocks; total market value $2,236,976	2,000,000	2,000,000

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
REPURCHASE AGREEMENTS – (continued)
Mizuho Securities USA, Inc., 1.72%, dated 4/30/2018, due 5/1/2018, repurchase price $2,000,096, collateralized by various U.S. Treasury Securities, ranging from 1.00% – 2.75%, maturing 6/30/2019 – 2/15/2028; total market value $2,032,551	$2,000,000	$2,000,000
ML Pierce Fenner & Smith, Inc., 2.24%, dated 4/30/2018, due 7/31/2018, repurchase price $1,005,724, collateralized by various Common Stocks; total market value $1,091,377	1,000,000	1,000,000
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $3,500,181, collateralized by various Common Stocks; total market value $3,866,119	3,500,000	3,500,000
Total Repurchase Agreements (Cost $20,133,902)		20,133,902
Total Securities Lending Reinvestments (Cost $21,633,902)		21,633,862
Total Investments – 106.3% (Cost $272,535,542)		322,649,889
Liabilities in excess of other assets – (6.3%)		(19,157,043)
NET ASSETS – 100.0%		$303,492,846
(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $26,736,528, collateralized in the form of cash with a value of $21,633,902 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,069,457 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 3, 2018 – February 15, 2048 and $3,229,580 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 8, 2018 – July 22, 2068; a total value of $27,932,939.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $21,633,862.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – US Dollar

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,669,229
Aggregate gross unrealized depreciation	(3,502,788)
Net unrealized appreciation	$50,166,441
Federal income tax cost	$272,430,096

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	231

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	18	06/15/2018	USD	$2,382,300	$(53,352)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.5%
Aerospace & Defense – 3.2%
Boeing Co. (The)	4,554	$1,519,032
Airlines – 0.5%
Delta Air Lines, Inc.	4,906	256,191
Automobiles – 0.2%
Ford Motor Co.	8,734	98,170
Banks – 8.1%
Bank of America Corp.	9,680	289,625
Citigroup, Inc.	5,610	382,995
JPMorgan Chase & Co.	17,446	1,897,777
Wells Fargo & Co.	23,980	1,246,001
		3,816,398
Beverages – 0.4%
Coca-Cola Co. (The)	2,508	108,371
PepsiCo, Inc.	748	75,503
		183,874
Biotechnology – 2.8%
AbbVie, Inc.	13,794	1,331,811
Capital Markets – 6.0%
Ameriprise Financial, Inc.	2,002	280,701
BGC Partners, Inc., Class A	17,270	230,727
BlackRock, Inc.	946	493,339
Eaton Vance Corp.(a)	4,906	266,837
Federated Investors, Inc., Class B	6,864	181,690
Invesco Ltd.	7,436	215,421
Lazard Ltd., Class A	5,060	275,365
Legg Mason, Inc.	5,918	234,945
Morgan Stanley	6,556	338,421
T. Rowe Price Group, Inc.	2,838	323,021
		2,840,467
Chemicals – 2.3%
Chemours Co. (The)	1,056	51,121
Huntsman Corp.	7,766	231,194
Kronos Worldwide, Inc.(a)	9,922	228,603
LyondellBasell Industries NV, Class A	2,882	304,714

Investments	Shares	Value
Chemicals – (continued)
Trinseo SA(a)	3,476	$253,574
		1,069,206
Communications Equipment – 1.3%
Cisco Systems, Inc.	14,278	632,373
Consumer Finance – 0.4%
Navient Corp.	14,234	188,743
Containers & Packaging – 1.0%
Greif, Inc., Class A	975	57,057
Greif, Inc., Class B	2,640	166,188
Packaging Corp. of America	2,024	234,157
		457,402
Diversified Consumer Services – 0.5%
H&R Block, Inc.	9,218	254,878
Diversified Telecommunication Services – 3.4%
AT&T, Inc.	4,554	148,916
Verizon Communications, Inc.	29,656	1,463,523
		1,612,439
Electrical Equipment – 0.4%
Emerson Electric Co.	3,080	204,543
Electronic Equipment, Instruments & Components – 1.5%
Avnet, Inc.	5,984	234,752
Belden, Inc.	3,322	204,635
CDW Corp.	3,520	250,941
		690,328
Equity Real Estate Investment Trusts (REITs) – 6.2%
Apple Hospitality REIT, Inc.	10,714	192,745
CoreCivic, Inc.	12,276	247,484
DDR Corp.(a)	34,232	248,182
Gaming and Leisure Properties, Inc.	2,552	87,457
GEO Group, Inc. (The)	2,992	67,320
Hospitality Properties Trust	10,956	272,585
Host Hotels & Resorts, Inc.	10,274	200,959
Iron Mountain, Inc.	176	5,974
Kimco Realty Corp.	4,994	72,463

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	233

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Lamar Advertising Co., Class A(a)	3,344	$213,046
LaSalle Hotel Properties	6,512	192,560
Outfront Media, Inc.(a)	10,164	190,575
Park Hotels & Resorts, Inc.	9,328	268,460
Ryman Hospitality Properties, Inc.(a)	3,740	293,141
Simon Property Group, Inc.	2,244	350,827
		2,903,778
Food & Staples Retailing – 2.4%
CVS Health Corp.	8,294	579,170
Walgreens Boots Alliance, Inc.	8,206	545,289
		1,124,459
Health Care Providers & Services – 0.6%
Patterson Cos., Inc.	5,896	137,259
UnitedHealth Group, Inc.	638	150,823
		288,082
Hotels, Restaurants & Leisure – 0.6%
Las Vegas Sands Corp.	3,916	287,160
Household Durables – 0.6%
Tupperware Brands Corp.	4,598	204,887
Whirlpool Corp.	374	57,951
		262,838
Household Products – 0.7%
Kimberly-Clark Corp.	2,662	275,623
Procter & Gamble Co. (The)	990	71,617
		347,240
Independent Power and Renewable Electricity Producers – 1.1%
NRG Yield, Inc., Class A	11,836	208,432
NRG Yield, Inc., Class C(a)	16,896	300,749
		509,181
Industrial Conglomerates – 3.6%
3M Co.	4,664	906,635
General Electric Co.	56,584	796,137
		1,702,772

Investments	Shares	Value
Insurance – 1.3%
American Equity Investment Life Holding Co.	3,608	$108,962
Lincoln National Corp.	3,432	242,436
Principal Financial Group, Inc.	4,224	250,145
		601,543
Internet Software & Services – 0.1%
j2 Global, Inc.(a)	792	62,869
IT Services – 6.4%
Accenture plc, Class A	5,874	888,149
Broadridge Financial Solutions, Inc.	2,002	214,634
International Business Machines Corp.	3,124	452,855
Jack Henry & Associates, Inc.	2,046	244,456
Leidos Holdings, Inc.	3,608	231,742
Mastercard, Inc., Class A	154	27,454
Science Applications International Corp.	3,344	286,882
Total System Services, Inc.	3,322	279,247
Visa, Inc., Class A	1,056	133,985
Western Union Co. (The)	13,002	256,790
		3,016,194
Machinery – 1.0%
Cummins, Inc.	880	140,677
Illinois Tool Works, Inc.	2,354	334,315
		474,992
Media – 0.9%
Comcast Corp., Class A	2,288	71,820
Interpublic Group of Cos., Inc. (The)(a)	2,596	61,240
Omnicom Group, Inc.	3,322	244,699
Walt Disney Co. (The)	682	68,425
		446,184
Metals & Mining – 0.9%
Freeport-McMoRan, Inc.	2,530	38,481
Nucor Corp.	1,892	116,585
United States Steel Corp.	7,744	261,980
		417,046

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 1.9%
AGNC Investment Corp.	4,620	$87,410
Annaly Capital Management, Inc.	27,346	283,578
Chimera Investment Corp.(a)	11,484	200,855
MFA Financial, Inc.	3,366	25,312
New Residential Investment Corp.	440	7,691
Starwood Property Trust, Inc.(a)	5,258	110,208
Two Harbors Investment Corp.	12,848	196,061
		911,115
Multiline Retail – 2.1%
Kohl’s Corp.	4,906	304,761
Macy’s, Inc.(a)	8,492	263,847
Nordstrom, Inc.(a)	4,840	244,710
Target Corp.	2,684	194,858
		1,008,176
Multi-Utilities – 0.6%
CenterPoint Energy, Inc.	10,428	264,141
Oil, Gas & Consumable Fuels – 8.5%
Cheniere Energy Partners LP Holdings LLC(a)	6,556	182,912
Chevron Corp.	11,044	1,381,715
EnLink Midstream LLC(a)	2,706	40,184
Exxon Mobil Corp.	13,486	1,048,536
Murphy Oil Corp.(a)	3,850	115,924
PBF Energy, Inc., Class A(a)	8,514	326,342
Phillips 66	4,290	477,520
Valero Energy Corp.	4,004	444,164
		4,017,297
Paper & Forest Products – 0.5%
Domtar Corp.(a)	5,346	234,689
Pharmaceuticals – 7.3%
Johnson & Johnson	3,410	431,331
Merck & Co., Inc.	23,804	1,401,341
Pfizer, Inc.	43,846	1,605,202
		3,437,874
Road & Rail – 0.8%
Norfolk Southern Corp.	2,486	356,666

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 4.2%
Applied Materials, Inc.	4,862	$241,495
KLA-Tencor Corp.	2,882	293,215
Lam Research Corp.	1,540	284,992
MKS Instruments, Inc.	2,112	216,269
Texas Instruments, Inc.	9,262	939,445
		1,975,416
Software – 2.6%
Activision Blizzard, Inc.	6,358	421,853
CA, Inc.	2,244	78,091
Intuit, Inc.	2,024	374,015
SS&C Technologies Holdings, Inc.	1,254	62,261
Symantec Corp.	9,812	272,676
		1,208,896
Specialty Retail – 5.2%
Best Buy Co., Inc.(a)	4,510	345,150
Gap, Inc. (The)	9,438	275,967
Home Depot, Inc. (The)	8,778	1,622,174
Lowe’s Cos., Inc.	814	67,098
Office Depot, Inc.	60,236	137,941
		2,448,330
Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	7,898	1,305,223
Hewlett Packard Enterprise Co.	5,654	96,401
HP, Inc.	16,632	357,422
Seagate Technology plc	6,248	361,697
Xerox Corp.	7,480	235,246
		2,355,989
Tobacco – 1.0%
Altria Group, Inc.	6,248	350,575
Philip Morris International, Inc.	902	73,964
Vector Group Ltd.(a)	3,410	66,495
		491,034
Trading Companies & Distributors – 0.4%
Fastenal Co.(a)	3,564	178,164
Total Common Stocks (Cost $41,156,636)		46,487,980

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	235

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – 5.0%
REPURCHASE AGREEMENTS – 5.0%
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $350,019, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $381,940	$350,000	$350,000
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $1,027,847, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $1,041,964	1,027,799	1,027,799
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $500,027, collateralized by various Common Stocks; total market value $559,244	500,000	500,000
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $500,026, collateralized by various Common Stocks; total market value $552,303	500,000	500,000
		2,377,799
Total Securities Lending Reinvestments (Cost $2,377,799)		2,377,799
Total Investments – 103.5% (Cost $43,534,435)		48,865,779
Liabilities in excess of other assets – (3.5%)		(1,633,427)
NET ASSETS – 100.0%		$47,232,352
(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $3,707,838, collateralized in the form of cash with a value of $2,377,799 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $624,876 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from May 3, 2018 – February 15, 2048 and $878,558 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from May 8, 2018 – July 22, 2068; a total value of $3,881,233.

(b)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $2,377,799.

Percentages shown are based on Net Assets.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,456,584
Aggregate gross unrealized depreciation	(2,084,522)
Net unrealized appreciation	$5,372,062
Federal income tax cost	$43,480,387

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation*
Long Contracts
S&P 500 E-Mini Index	5	06/15/2018	USD	$661,750	$(13,330)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	237

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.0%
Air Freight & Logistics – 0.9%
bpost SA	261,429	$5,739,149
Deutsche Post AG (Registered)	88,795	3,872,885
		9,612,034
Airlines – 0.7%
Aeroflot PJSC	3,394,860	7,762,680
Auto Components – 0.8%
Bridgestone Corp.	206,500	8,660,073
Automobiles – 2.2%
Nissan Motor Co. Ltd.(a)	330,400	3,476,862
Subaru Corp.	247,800	8,331,334
Toyota Motor Corp.	181,900	11,937,161
		23,745,357
Banks – 12.6%
ABN AMRO Group NV, CVA(b)	290,752	9,038,603
Agricultural Bank of China Ltd., Class H	10,738,000	6,102,186
Aozora Bank Ltd.	218,200	8,823,715
Australia & New Zealand Banking Group Ltd.	336,595	6,819,473
Bank of China Ltd., Class H	9,912,000	5,430,714
Bank of Communications Co. Ltd., Class H	3,304,000	2,719,567
Bank Polska Kasa Opieki SA	66,906	2,232,269
Barclays Africa Group Ltd.	579,439	8,493,565
Commonwealth Bank of Australia	206,500	11,195,052
First Financial Holding Co. Ltd.	3,717,000	2,562,885
HSBC Holdings plc	2,057,979	20,561,879
Intesa Sanpaolo SpA	3,247,832	12,388,165
Intesa Sanpaolo SpA (Retirement Savings Plan)	2,149,252	8,532,842

Investments	Shares	Value
Banks – (continued)
Malayan Banking Bhd.	82,600	$226,947
Mediobanca Banca di Credito Finanziario SpA	199,892	2,430,793
Mega Financial Holding Co. Ltd.	3,304,000	2,931,404
National Australia Bank Ltd.	359,310	7,851,968
Nordea Bank AB	326,683	3,339,692
Royal Bank of Canada	6,608	503,300
Skandinaviska Enskilda Banken AB, Class A(a)	830,130	7,833,207
Swedbank AB, Class A	349,811	7,639,987
		137,658,213
Capital Markets – 3.6%
Banca Generali SpA	23,541	765,665
CI Financial Corp.	286,622	6,041,208
Coronation Fund Managers Ltd.	422,912	2,512,996
IG Group Holdings plc	345,681	3,951,827
IGM Financial, Inc.	267,624	8,227,358
Macquarie Group Ltd.	123,487	10,131,447
Natixis SA	330,400	2,719,277
Nomura Holdings, Inc.	867,300	5,010,010
		39,359,788
Chemicals – 1.4%
BASF SE	3,304	344,580
Mitsui Chemicals, Inc.	264,500	7,589,948
Petkim Petrokimya Holding A/S*	3,995,775	7,057,294
		14,991,822
Diversified Financial Services – 1.0%
Banca Mediolanum SpA	928,424	7,470,668
Rural Electrification Corp. Ltd.	2,046,415	3,909,468
		11,380,136
Diversified Telecommunication Services – 4.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	5,596,563	7,065,119

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
HKT Trust & HKT Ltd.	2,065,000	$2,720,619
Inmarsat plc(a)	376,243	1,949,019
O2 Czech Republic A/S*	654,605	8,978,473
Spark New Zealand Ltd.(a)	2,874,480	7,007,740
Telenor ASA	398,545	8,845,390
Telia Co. AB	1,948,121	9,621,396
Telstra Corp. Ltd.	2,988,468	7,173,587
		53,361,343
Electric Utilities – 2.4%
CEZ A/S	106,967	2,742,043
EDP – Energias de Portugal SA(a)	589,764	2,191,813
Endesa SA	408,457	9,559,051
Federal Grid Co. Unified Energy System PJSC	2,691,855,943	7,501,641
SSE plc	194,936	3,707,917
		25,702,465
Electrical Equipment – 0.4%
Mitsubishi Electric Corp.	301,900	4,636,445
Electronic Equipment, Instruments & Components – 1.7%
Kingboard Laminates Holdings Ltd.	4,749,500	6,414,768
Omron Corp.	136,500	7,409,733
WPG Holdings Ltd.*	2,065,000	2,795,303
Yaskawa Electric Corp.(a)	60,000	2,450,994
		19,070,798
Equity Real Estate Investment Trusts (REITs) – 2.6%
Fonciere Des Regions	23,954	2,681,404
Growthpoint Properties Ltd.(a)	1,272,195	2,965,525
H&R REIT	547,225	8,802,043
RioCan REIT	223,846	4,077,229
SmartCentres REIT	48,321	1,085,569
Stockland	186,676	583,377
Unibail-Rodamco SE	11,151	2,679,708
Westfield Corp.	828,065	5,750,597
		28,625,452

Investments	Shares	Value
Food & Staples Retailing – 1.2%
Casino Guichard Perrachon SA(a)	151,571	$7,867,182
Wesfarmers Ltd.	151,158	4,994,228
		12,861,410
Food Products – 1.4%
Marine Harvest ASA	430,346	9,381,974
Nestle SA (Registered)	80,948	6,294,956
		15,676,930
Gas Utilities – 1.0%
Cia de Gas de Sao Paulo – COMGAS (Preference), Class A	468,600	7,974,140
Gas Natural SDG SA	119,357	3,015,371
		10,989,511
Hotels, Restaurants & Leisure – 1.0%
Crown Resorts Ltd.	785,939	7,688,728
OPAP SA	227,563	2,730,170
		10,418,898
Household Durables – 0.3%
Panasonic Corp.	247,800	3,695,770
Independent Power and Renewable Electricity Producers – 1.1%
AES Gener SA	3,578,645	1,002,772
Datang International Power Generation Co. Ltd., Class H(a)	8,260,000	2,725,881
Engie Brasil Energia SA	743,400	7,884,384
		11,613,037
Industrial Conglomerates – 0.7%
Sime Darby Bhd.	12,018,300	8,178,631
Insurance – 7.4%
Admiral Group plc	99,120	2,720,902
Aegon NV	560,028	4,122,005
Allianz SE (Registered)	56,581	13,430,234
Assicurazioni Generali SpA	357,658	7,233,729
BB Seguridade Participacoes SA	784,700	6,182,744

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	239

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Gjensidige Forsikring ASA	352,289	$5,593,634
ING Life Insurance Korea Ltd.(b)	3,717	143,383
Legal & General Group plc	2,453,633	9,124,681
Poste Italiane SpA(b)	329,574	3,227,739
Power Corp. of Canada	64,015	1,523,536
Power Financial Corp.	66,493	1,727,744
Sampo OYJ, Class A(a)	169,330	9,155,157
Sompo Holdings, Inc.	82,600	3,464,784
Tokio Marine Holdings, Inc.	21,500	1,016,203
Zurich Insurance Group AG*	38,409	12,323,162
		80,989,637
Machinery – 2.2%
FANUC Corp.	47,900	10,313,219
Komatsu Ltd.	269,600	9,239,205
Kone OYJ, Class B(a)	54,516	2,717,641
Metso OYJ(a)	60,298	2,155,692
		24,425,757
Marine – 0.6%
Kuehne + Nagel International AG (Registered)	40,061	6,272,810
Media – 2.4%
Eutelsat Communications SA	401,023	8,692,217
ITV plc	3,565,429	7,447,294
Multiplus SA	784,700	6,434,733
Naspers Ltd., Class N	2,478	607,293
ProSiebenSat.1 Media SE	82,187	2,988,880
		26,170,417
Metals & Mining – 6.4%
Alrosa PJSC	5,288,052	7,524,533
Assore Ltd.	164,787	4,057,849
BHP Billiton plc	155,288	3,302,399

Investments	Shares	Value
Metals & Mining – (continued)
Eregli Demir ve Celik Fabrikalari TAS*	3,436,160	$8,587,759
Fortescue Metals Group Ltd.	1,941,100	6,681,491
Kumba Iron Ore Ltd.	277,123	5,961,238
Novolipetsk Steel PJSC	3,528,259	9,029,112
Rio Tinto plc	154,049	8,372,598
Severstal PJSC	522,032	8,388,070
Vedanta Ltd.	1,693,300	7,570,883
		69,475,932
Multiline Retail – 0.2%
Marks & Spencer Group plc	479,080	1,898,420
Multi-Utilities – 1.3%
Centrica plc	4,971,694	10,531,859
Engie SA	207,739	3,651,908
		14,183,767
Oil, Gas & Consumable Fuels – 10.0%
AltaGas Ltd.(a)	138,355	2,671,154
BP plc	2,373,924	17,591,116
China Petroleum & Chemical Corp., Class H	11,564,000	11,301,358
Enagas SA	337,834	9,853,249
Eni SpA	330,400	6,466,866
Exxaro Resources Ltd.	645,932	5,758,865
Formosa Petrochemical Corp.	1,070,000	4,394,065
Inter Pipeline Ltd.	480,732	8,681,264
Pembina Pipeline Corp.	72,688	2,318,509
PTT Exploration & Production PCL, NVDR	660,800	2,805,678
Repsol SA	153,223	2,934,216
Snam SpA	1,754,011	8,444,996
Tatneft PJSC (Preference)	370,874	2,800,298
TOTAL SA(a)	293,398	18,550,120
Tupras Turkiye Petrol Rafinerileri A/S	77,231	1,966,277
Vermilion Energy, Inc.(a)	76,818	2,600,648
		109,138,679

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – 0.5%
Shandong Chenming Paper Holdings Ltd., Class H* (a)	1,032,500	$1,578,696
UPM-Kymmene OYJ	112,336	4,028,299
		5,606,995
Personal Products – 1.9%
Pola Orbis Holdings, Inc.	47,700	2,083,674
Unilever NV, CVA	315,945	18,112,839
		20,196,513
Pharmaceuticals – 5.4%
AstraZeneca plc	160,244	11,262,937
GlaxoSmithKline plc	1,238,174	24,922,700
Novartis AG (Registered)	77,644	6,016,057
Orion OYJ, Class B	125,139	3,807,038
Roche Holding AG	45,430	10,135,585
Sanofi	40,061	3,184,348
		59,328,665
Real Estate Management & Development – 2.4%
Daito Trust Construction Co. Ltd.	6,200	1,034,325
Land & Houses PCL, NVDR	24,490,900	8,536,119
Logan Property Holdings Co. Ltd.	6,880,000	10,221,489
Red Star Macalline Group Corp. Ltd., Class H(a) (b)	1,899,800	2,570,748
Sino-Ocean Group Holding Ltd.	2,684,500	1,881,279
Wharf Holdings Ltd. (The)	669,000	2,237,601
		26,481,561
Road & Rail – 0.1%
Aurizon Holdings Ltd.	242,844	824,898
Semiconductors & Semiconductor Equipment – 2.5%
Novatek Microelectronics Corp.	2,065,000	8,724,418
Taiwan Semiconductor Manufacturing Co. Ltd.	547,222	4,198,516
Tokyo Electron Ltd.	54,700	10,525,095

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Vanguard International Semiconductor Corp.	1,652,000	$3,372,511
		26,820,540
Software – 0.0%(c)
Oracle Corp. Japan	6,500	534,613
Specialty Retail – 1.4%
CECONOMY AG	608,349	6,832,627
Hennes & Mauritz AB, Class B(a)	480,319	8,230,744
		15,063,371
Technology Hardware, Storage & Peripherals – 3.3%
Asustek Computer, Inc.	272,000	2,555,760
Chicony Electronics Co. Ltd.	928,000	2,295,966
Compal Electronics, Inc.	2,891,000	1,895,641
Inventec Corp.	2,478,000	1,888,662
Konica Minolta, Inc.	82,600	709,564
Lenovo Group Ltd.(a)	4,130,000	1,973,370
Lite-On Technology Corp.*	1,881,000	2,495,369
Pegatron Corp.	3,155,000	7,411,235
Quanta Computer, Inc.	1,239,000	2,265,557
Samsung Electronics Co. Ltd.(d)	2,478	6,148,308
Wistron Corp.	7,847,000	6,285,769
		35,925,201
Textiles, Apparel & Luxury Goods – 1.5%
HUGO BOSS AG	92,512	8,695,939
Li & Fung Ltd.(a)	15,694,000	7,938,736
		16,634,675
Tobacco – 1.9%
British American Tobacco plc	34,692	1,910,843
Imperial Brands plc	270,515	9,704,206
Japan Tobacco, Inc.	330,400	8,866,526
		20,481,575
Trading Companies & Distributors – 2.7%
ITOCHU Corp.(a)	523,600	10,498,318
Marubeni Corp.	1,280,300	9,643,347

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	241

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Mitsubishi Corp.	190,200	$5,261,461
Sumitomo Corp.(a)	206,500	3,716,717
		29,119,843
Transportation Infrastructure – 1.2%
Atlantia SpA	73,927	2,456,262
Hopewell Highway Infrastructure Ltd.(a)	1,227,000	747,308
Hutchison Port Holdings Trust(a)	23,995,300	8,038,425
Sydney Airport	318,423	1,713,778
		12,955,773
Wireless Telecommunication Services – 0.8%
Intouch Holdings PCL, NVDR	1,858,500	3,386,050
MegaFon PJSC	241,192	1,811,555
StarHub Ltd.(a)	784,700	1,345,319
Turkcell Iletisim Hizmetleri A/S	599,676	2,059,277
		8,602,201
Total Common Stocks (Cost $1,005,311,183)		1,069,132,636
	Principal Amount
SECURITIES LENDING REINVESTMENTS(e) – 1.5%
CERTIFICATES OF DEPOSIT – 0.0%(c)
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 2.08%, 5/24/2018(f) (Cost $500,000)	$500,000	500,000

	Principal Amount	Value
REPURCHASE AGREEMENTS – 1.5%
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $3,931,984, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $3,985,983	$3,931,797	$3,931,797
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $1,500,081, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $1,636,887	1,500,000	1,500,000
ING Bank NV, London Branch, 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $2,000,108, collateralized by various Common Stocks; total market value $2,236,976	2,000,000	2,000,000

See Accompanying Notes to the Financial Statements.

242	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – (continued)
REPURCHASE AGREEMENTS – (continued)
Mizuho Securities USA, Inc., 1.72%, dated 4/30/2018, due 5/1/2018, repurchase price $5,000,239, collateralized by various U.S. Treasury Securities, ranging from 1.00% – 2.75%, maturing 6/30/2019 – 2/15/2028; total market value $5,081,377	$5,000,000	$5,000,000
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $3,100,160, collateralized by various Common Stocks; total market value $3,424,277	3,100,000	3,100,000
Total Repurchase Agreements (Cost $15,531,797)		15,531,797
Total Securities Lending Reinvestments (Cost $16,031,797)		16,031,797
Total Investments – 99.5% (Cost $1,021,342,980)		1,085,164,433
Other Assets Less Liabilities – 0.5%		5,198,519
NET ASSETS – 100.0%		$1,090,362,952

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $60,359,512, collateralized in the form of cash with a value of $16,031,797 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $17,342,145 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 24, 2018 – November 15,

2047 and $31,326,801 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 8, 2018 – March 22, 2068; a total value of $64,700,743.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $6,148,308, which represents approximately 0.56% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $16,031,797.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

USD – US Dollar

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,712,952
Aggregate gross unrealized depreciation	(42,944,997)
Net unrealized appreciation	$60,767,955
Federal income tax cost	$1,024,826,533

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	243

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
EURO STOXX 50 Index	148	06/15/2018	EUR	$6,211,984	$258,160
FTSE 100 Index	35	06/15/2018	GBP	3,596,261	168,941
Hang Seng Index	2	05/30/2018	HKD	390,724	8,586
MSCI Emerging Markets E-Mini Index	74	06/15/2018	USD	4,263,140	(123,829)
S&P/TSX 60 Index	8	06/14/2018	CAD	1,148,126	11,804
SGX Nikkei 225 Index	9	06/07/2018	JPY	925,908	44,946
SPI 200 Index	18	06/21/2018	AUD	2,026,546	20,343
TOPIX Index	16	06/07/2018	JPY	2,601,965	116,509
					$505,460

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	590,442	Morgan Stanley	USD	454,306	06/20/2018	$6,824
USD	390,000	Toronto-Dominion Bank (The)	AUD	504,142	06/20/2018	9,391
USD	92,776	Goldman Sachs & Co.	BRL*	304,480	06/20/2018	5,897
USD	320,000	Toronto-Dominion Bank (The)	CHF	302,592	06/20/2018	12,976
USD	1,138,000	Citibank NA	EUR	920,603	06/20/2018	21,452
USD	450,000	Toronto-Dominion Bank (The)	EUR	363,902	06/20/2018	8,644
USD	340,000	Citibank NA	HKD	2,658,490	06/20/2018	859
USD	57,117	Goldman Sachs & Co.	INR*	3,746,261	06/20/2018	1,286
USD	570,000	Morgan Stanley	INR*	37,621,140	06/20/2018	9,319
USD	1,180,000	Toronto-Dominion Bank (The)	JPY	124,689,774	06/20/2018	36,561
USD	502,858	Morgan Stanley	KRW*	533,342,500	06/20/2018	2,781
USD	252,226	Citibank NA	SGD	330,000	06/20/2018	2,716
Total unrealized appreciation						$118,706
AUD	204,381	Citibank NA	USD	160,018	06/20/2018	$(5,718)
CHF	373,677	Citibank NA	USD	397,386	06/20/2018	(18,237)
EUR	1,695,230	Citibank NA	USD	2,107,456	06/20/2018	(51,407)
EUR	453,148	Goldman Sachs & Co.	USD	560,000	06/20/2018	(10,402)
EUR	597,877	Societe Generale	USD	740,000	06/20/2018	(14,869)
GBP	468,355	Societe Generale	USD	656,226	06/20/2018	(9,565)
HKD	2,497,085	Citibank NA	USD	319,457	06/20/2018	(906)
INR*	34,026,720	Morgan Stanley	USD	520,000	06/20/2018	(12,888)
JPY	32,782,190	Bank of Montreal	USD	310,000	06/20/2018	(9,378)
JPY	92,029,352	Citibank NA	USD	873,363	06/20/2018	(29,429)
NOK	1,340,609	Morgan Stanley	USD	174,474	06/20/2018	(6,830)

See Accompanying Notes to the Financial Statements.

244	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)
Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
SEK	2,025,553	Societe Generale	USD	249,437	06/20/2018	$(16,853)
TWD*	4,745,600	Goldman Sachs & Co.	USD	164,032	06/20/2018	(3,077)
USD	200,000	Toronto-Dominion Bank (The)	CAD	261,913	06/20/2018	(4,552)
Total unrealized depreciation						$(194,111)
Net unrealized depreciation						$(75,405)

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – Taiwan Dollar

USD – US Dollar

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Australia	6.5%
Belgium	0.5
Brazil	2.6
Canada	4.4
Chile	0.1
China	4.9
Czech Republic	1.1
Finland	2.0
France	4.3
Germany	3.3
Greece	0.3
Hong Kong	1.2
India	1.1
Israel	0.6
Italy	5.4
Japan	13.7
Malaysia	0.8
Netherlands	3.1
New Zealand	0.6
Norway	2.2
Poland	0.2
Portugal	0.2

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	245

FlexShares® International Quality Dividend Index Fund (cont.)

Russia	4.1%
Singapore	0.9
South Africa	2.8
South Korea	0.6
Spain	2.3
Sweden	3.4
Switzerland	3.8
Taiwan	5.1
Thailand	1.4
Turkey	1.8
United Kingdom	12.7
Other[1]	2.0
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

246	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 96.1%
Air Freight & Logistics – 0.9%
bpost SA	24,969	$548,144
Deutsche Post AG (Registered)	7,421	323,675
		871,819
Airlines – 1.5%
Aeroflot PJSC	303,195	693,285
Japan Airlines Co. Ltd.	21,300	838,958
		1,532,243
Auto Components – 0.3%
Bridgestone Corp.	5,200	218,074
Nokian Renkaat OYJ(a)	3,403	136,708
		354,782
Automobiles – 3.2%
Ford Otomotiv Sanayi A/S	54,161	748,082
Nissan Motor Co. Ltd.	28,700	302,016
Subaru Corp.	19,800	665,700
Toyota Motor Corp.	24,600	1,614,371
		3,330,169
Banks – 15.0%
ABN AMRO Group NV, CVA(b)	25,051	778,760
Agricultural Bank of China Ltd., Class H	1,640,000	931,978
Aozora Bank Ltd.	17,700	715,764
Australia & New Zealand Banking Group Ltd.	32,472	657,888
Bank Polska Kasa Opieki SA	6,478	216,134
Barclays Africa Group Ltd.	55,063	807,128
Canadian Imperial Bank of Commerce	5,125	447,076
Commonwealth Bank of Australia	19,598	1,062,473
CTBC Financial Holding Co. Ltd.	205,000	147,238
DNB ASA(a)	11,234	211,117
First Financial Holding Co. Ltd.	287,000	197,888

Investments	Shares	Value
Banks – (continued)
HSBC Holdings plc	188,641	$1,884,768
Industrial & Commercial Bank of China Ltd., Class H	246,000	218,785
Intesa Sanpaolo SpA	257,972	983,979
Intesa Sanpaolo SpA (Retirement Savings Plan)	239,440	950,612
Malayan Banking Bhd.	102,544	281,744
Mega Financial Holding Co. Ltd.	369,000	327,387
Mizuho Financial Group, Inc.	307,500	557,533
National Australia Bank Ltd.	34,399	751,718
Nordea Bank AB	33,825	345,794
Royal Bank of Canada	9,881	752,588
Skandinaviska Enskilda Banken AB, Class A	102,090	963,333
Skandinaviska Enskilda Banken AB, Class C(a)	32,472	328,323
Swedbank AB, Class A	34,686	757,554
Toronto-Dominion Bank (The)	820	46,125
		15,323,687
Capital Markets – 2.5%
China Huarong Asset Management Co. Ltd., Class H(b)	1,722,000	596,801
CI Financial Corp.	10,988	231,597
IG Group Holdings plc	79,171	905,083
IGM Financial, Inc.	19,844	610,049
Natixis SA	31,078	255,780
		2,599,310
Chemicals – 1.1%
BASF SE	451	47,036
Formosa Chemicals & Fibre Corp.	205,000	758,707
Petkim Petrokimya Holding A/S*	209,756	370,469
		1,176,212
Communications Equipment – 0.1%
VTech Holdings Ltd.(a)	8,200	100,459

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	247

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 0.0%(c)
Obayashi Corp.	4,100	$47,285
Diversified Financial Services – 0.4%
Rural Electrification Corp. Ltd.	191,757	366,332
Diversified Telecommunication Services – 5.5%
BCE, Inc.	6,888	292,778
Bezeq The Israeli Telecommunication Corp. Ltd.	522,914	660,128
BT Group plc	44,608	153,264
HKT Trust & HKT Ltd.	123,000	162,051
Inmarsat plc(a)	22,181	114,902
Maroc Telecom	14,678	249,686
O2 Czech Republic A/S*	57,441	787,853
Proximus SADP	5,904	181,398
Spark New Zealand Ltd.	281,506	686,288
Telenor ASA	38,171	847,175
Telia Co. AB	167,116	825,354
Telstra Corp. Ltd.	271,338	651,326
		5,612,203
Electric Utilities – 2.7%
CEZ A/S	11,193	286,927
EDP – Energias de Portugal SA(a)	62,443	232,065
Endesa SA	33,907	793,520
Enel SpA	85,157	542,007
Federal Grid Co. Unified Energy System PJSC	228,979,178	638,117
SSE plc	13,038	247,998
		2,740,634
Electronic Equipment, Instruments & Components – 1.6%
Hon Hai Precision Industry Co. Ltd.	179,000	501,550
Kingboard Laminates Holdings Ltd.	471,500	636,817
Murata Manufacturing Co. Ltd.	1,200	151,885
WPG Holdings Ltd.*	123,000	166,500
Yaskawa Electric Corp.(a)	5,700	232,844
		1,689,596

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) – 3.2%
Gecina SA	1,230	$213,402
Growthpoint Properties Ltd.(a)	127,893	298,122
H&R REIT	43,214	695,092
Nomura Real Estate Master Fund, Inc.	205	286,073
RioCan REIT	34,194	622,825
SmartCentres REIT	8,979	201,720
Stockland	34,932	109,165
Westfield Corp.	119,802	831,979
		3,258,378
Food & Staples Retailing – 1.5%
Casino Guichard Perrachon SA(a)	13,407	695,881
Lawson, Inc.(a)	6,100	403,043
Wesfarmers Ltd.	13,407	442,964
		1,541,888
Food Products – 2.6%
Marine Harvest ASA	43,173	941,215
Nestle SA (Registered)	19,270	1,498,540
Orkla ASA	22,714	210,777
		2,650,532
Gas Utilities – 0.7%
Cia de Gas de Sao Paulo – COMGAS (Preference), Class A	45,140	768,145
Hotels, Restaurants & Leisure – 0.8%
Crown Resorts Ltd.	54,202	530,250
OPAP SA	23,698	284,315
		814,565
Independent Power and Renewable Electricity Producers – 0.9%
AES Gener SA	111,766	31,318
Datang International Power Generation Co. Ltd., Class H	492,000	162,365
Engie Brasil Energia SA	69,700	739,227
		932,910

See Accompanying Notes to the Financial Statements.

248	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 1.0%
HAP Seng Consolidated Bhd.	98,400	$245,781
Sime Darby Bhd.	1,111,100	756,120
		1,001,901
Insurance – 4.6%
Admiral Group plc	9,389	257,733
Allianz SE (Registered)	164	38,927
Assicurazioni Generali SpA	16,933	342,474
Direct Line Insurance Group plc	37,679	194,251
Gjensidige Forsikring ASA	40,426	641,883
Legal & General Group plc	222,917	828,994
NN Group NV	2,631	126,166
Poste Italiane SpA(b)	27,798	272,244
Sampo OYJ, Class A	16,605	897,782
Zurich Insurance Group AG*	3,526	1,131,284
		4,731,738
IT Services – 0.4%
Otsuka Corp.	8,200	382,180
Machinery – 2.4%
FANUC Corp.	4,100	882,760
Komatsu Ltd.	24,600	843,043
Kone OYJ, Class B	8,897	443,519
Metso OYJ	738	26,384
SKF AB, Class A	11,480	235,561
		2,431,267
Media – 3.0%
Eutelsat Communications SA	37,023	802,478
ITV plc	323,490	675,690
Lagardere SCA	4,387	125,513
Multiplus SA	65,600	537,936
Naspers Ltd., Class N	205	50,240
ProSiebenSat.1 Media SE	6,109	222,165
Shaw Communications, Inc., Class B	7,690	158,305
Smiles Fidelidade SA*	24,600	507,842
		3,080,169
Metals & Mining – 5.7%
Alrosa PJSC	480,274	683,397

Investments	Shares	Value
Metals & Mining – (continued)
Eregli Demir ve Celik Fabrikalari TAS*	328,369	$820,670
Fortescue Metals Group Ltd.	176,095	606,139
Kumba Iron Ore Ltd.	24,149	519,473
Novolipetsk Steel PJSC	333,043	852,285
Rio Tinto plc	14,514	788,839
Severstal PJSC	16,612	266,924
Severstal PJSC, GDR(b)	36,442	581,979
Vedanta Ltd.	158,301	707,777
		5,827,483
Multiline Retail – 0.2%
Marks & Spencer Group plc	60,885	241,265
Multi-Utilities – 1.7%
Centrica plc	462,726	980,222
Engie SA	17,753	312,085
Innogy SE(b)	11,152	492,200
		1,784,507
Oil, Gas & Consumable Fuels – 9.2%
AltaGas Ltd.(a)	7,175	138,524
BP plc	232,060	1,719,598
China Petroleum & Chemical Corp., Class H	82,000	80,138
Enagas SA	30,094	877,720
Enbridge, Inc.	19,520	592,170
Eni SpA	25,666	502,356
Hindustan Petroleum Corp. Ltd.	97,375	444,272
Inter Pipeline Ltd.	45,059	813,695
Pembina Pipeline Corp.	9,512	303,402
Snam SpA	150,224	723,280
Statoil ASA	16,534	424,129
Tatneft PJSC (Preference)	40,508	305,857
TOTAL SA(a)	29,124	1,841,368
Tupras Turkiye Petrol Rafinerileri A/S	23,001	585,598
Vermilion Energy, Inc.(a)	943	31,925
		9,384,032
Paper & Forest Products – 0.6%
Shandong Chenming Paper Holdings Ltd., Class H* (a)	123,000	188,067

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	249

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – (continued)
Svenska Cellulosa AB SCA, Class B	42,968	$478,285
		666,352
Personal Products – 0.1%
Unilever NV, CVA	1,066	61,113
Pharmaceuticals – 5.3%
Astellas Pharma, Inc.	51,700	758,550
AstraZeneca plc	3,116	219,012
GlaxoSmithKline plc	114,882	2,312,412
Novartis AG (Registered)	7,831	606,766
Orion OYJ, Class A	6,355	209,228
Orion OYJ, Class B	12,136	369,207
Roche Holding AG	3,936	878,135
Sanofi	1,025	81,475
		5,434,785
Professional Services – 0.6%
Recruit Holdings Co. Ltd.	26,700	616,595
Real Estate Management & Development – 2.7%
Daito Trust Construction Co. Ltd.	4,100	683,989
Land & Houses PCL, NVDR	2,369,800	825,976
Logan Property Holdings Co. Ltd.	656,000	974,607
Wharf Holdings Ltd. (The)	82,000	274,265
		2,758,837
Semiconductors & Semiconductor Equipment – 2.2%
Novatek Microelectronics Corp.	205,000	866,104
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	398,966
Tokyo Electron Ltd.	4,900	942,833
		2,207,903
Software – 0.4%
Trend Micro, Inc.	7,000	419,648
Specialty Retail – 1.5%
CECONOMY AG	61,582	691,654
Hennes & Mauritz AB, Class B(a)	47,273	810,070
		1,501,724

Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 2.9%
Asustek Computer, Inc.	24,000	$225,508
Compal Electronics, Inc.	287,000	188,187
Inventec Corp.	246,000	187,494
Lite-On Technology Corp.*	164,000	217,566
Pegatron Corp.	287,000	674,176
Quanta Computer, Inc.	82,000	149,940
Samsung Electronics Co. Ltd.(d)	246	610,365
Wistron Corp.	861,000	689,696
		2,942,932
Textiles, Apparel & Luxury Goods – 1.1%
HUGO BOSS AG	3,977	373,830
Li & Fung Ltd.	1,476,000	746,627
		1,120,457
Tobacco – 2.2%
British American Tobacco plc	11,357	625,546
Imperial Brands plc	24,723	886,890
Japan Tobacco, Inc.	28,700	770,186
		2,282,622
Trading Companies & Distributors – 1.3%
ITOCHU Corp.(a)	49,200	986,473
Sumitomo Corp.	20,500	368,972
		1,355,445
Transportation Infrastructure – 1.7%
Atlantia SpA	8,897	295,607
Hutchison Port Holdings Trust(a)	2,218,100	743,064
Sydney Airport	123,738	665,968
		1,704,639
Wireless Telecommunication Services – 0.8%
MegaFon PJSC	22,345	167,830
NTT DOCOMO, Inc.	12,300	318,670
StarHub Ltd.	57,400	98,409
Turkcell Iletisim Hizmetleri A/S	59,983	205,980
		790,889
Total Common Stocks (Cost $93,138,706)		98,439,632

See Accompanying Notes to the Financial Statements.

250	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) – 0.3%
REPURCHASE AGREEMENTS – 0.3%
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $217,447, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $220,433	$217,437	$217,437
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $65,465, collateralized by various Common Stocks; total market value $72,309	65,461	65,461
		282,898
Total Securities Lending Reinvestments (Cost $282,898)		282,898
Total Investments – 96.4% (Cost $93,421,604)		98,722,530
Other Assets Less Liabilities – 3.6%		3,721,435
NET ASSETS – 100.0%		$102,443,965

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $4,221,112, collateralized in the form of cash with a value of $282,898 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $616,675 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 24, 2018 – November 15, 2047 and $3,661,784 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 8, 2018 – July 22, 2068; a total value of $4,561,357.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

(d)

Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $610,365, which represents approximately 0.60% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $282,898.

Percentages shown are based on Net Assets.

Abbreviations

CVA – Dutch Certification

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA – Limited partnership with share capital

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,765,103
Aggregate gross unrealized depreciation	(4,843,897)
Net unrealized appreciation	$4,921,206
Federal income tax cost	$93,783,082

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	251

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
MSCI EAFE E-Mini Index	31	06/15/2018	USD	$3,141,075	$6,870
MSCI Emerging Markets E-Mini Index	15	06/15/2018	USD	864,150	(29,693)
					$(22,823)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Forward Foreign Currency Contracts
FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	82,494	Citibank NA	AUD	105,364	06/20/2018	$2,947
USD	30,470	Goldman Sachs & Co.	BRL*	100,000	06/20/2018	1,937
Total unrealized appreciation						$4,884
NOK	59,477	Morgan Stanley	USD	7,741	06/20/2018	$(303)
Total unrealized depreciation						$(303)
Net unrealized appreciation						$4,581

*	Non-deliverable forward. See Note 2 in the Notes to Financial Statements.

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

NOK — Norwegian Krone

USD — US Dollar

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Australia	6.2%
Belgium	0.7
Brazil	2.5
Canada	5.8
Chile	0.0	†
China	3.7
Czech Republic	1.1
Finland	2.0
France	4.2
Germany	2.1
Greece	0.3
Hong Kong	1.3
India	1.5
Israel	0.7

See Accompanying Notes to the Financial Statements.

252	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Italy	4.5%
Japan	13.7
Malaysia	1.3
Morocco	0.2
Netherlands	0.9
New Zealand	0.7
Norway	3.2
Poland	0.2
Portugal	0.2
Russia	4.1
Singapore	0.8
South Africa	1.6
South Korea	0.6
Spain	1.6
Sweden	4.6
Switzerland	4.0
Taiwan	5.6
Thailand	0.8
Turkey	2.7
United Kingdom	12.7
Other[1]	3.9
100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	253

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.0%
Air Freight & Logistics – 0.7%
bpost SA	27,373	$600,919
Airlines – 0.9%
Aeroflot PJSC	361,615	826,868
Auto Components – 0.8%
Nokian Renkaat OYJ(a)	17,918	719,814
Automobiles – 2.3%
Honda Motor Co. Ltd.	6,200	213,438
Nissan Motor Co. Ltd.	27,900	293,597
Subaru Corp.	27,900	938,032
Toyota Motor Corp.	6,200	406,874
Yamaha Motor Co. Ltd.	6,200	198,309
		2,050,250
Banks – 12.3%
Agricultural Bank of China Ltd., Class H	1,705,000	968,917
Aozora Bank Ltd.	6,200	250,720
Australia & New Zealand Banking Group Ltd.	28,489	577,192
Bank of China Ltd., Class H	744,000	407,632
Bank of Communications Co. Ltd., Class H	217,000	178,616
Bank Polska Kasa Opieki SA	5,456	182,035
Barclays Africa Group Ltd.	60,171	882,002
Canadian Imperial Bank of Commerce	713	62,198
Commonwealth Bank of Australia	17,143	929,379
HSBC Holdings plc	163,339	1,631,968
Industrial & Commercial Bank of China Ltd., Class H	248,000	220,564
ING Groep NV	26,009	439,183
Intesa Sanpaolo SpA	277,047	1,056,737
Intesa Sanpaolo SpA (Retirement Savings Plan)	219,604	871,860
National Australia Bank Ltd.	27,838	608,341
Nordea Bank AB	30,256	309,308
Royal Bank of Canada	837	63,750
Sumitomo Mitsui Financial Group, Inc.	6,200	257,802

Investments	Shares	Value
Banks – (continued)
Swedbank AB, Class A	37,696	$823,293
Toronto-Dominion Bank (The)	434	24,413
		10,745,910
Building Products – 0.3%
Cie de Saint-Gobain	4,433	232,957
TOTO Ltd.	1,200	68,102
		301,059
Capital Markets – 4.0%
CI Financial Corp.	6,045	127,412
Coronation Fund Managers Ltd.	36,890	219,205
IGM Financial, Inc.	27,187	835,789
Macquarie Group Ltd.	12,710	1,042,787
Natixis SA	28,644	235,748
Nomura Holdings, Inc.	111,600	644,664
Schroders plc (Non-Voting)	3,317	107,821
St James’s Place plc	7,626	119,374
UBS Group AG (Registered)*	12,276	207,969
		3,540,769
Chemicals – 1.1%
BASF SE	9,300	969,914
Construction & Engineering – 1.1%
ACS Actividades de Construccion y Servicios SA	21,824	923,663
Diversified Financial Services – 0.7%
Banca Mediolanum SpA	15,066	121,230
Rural Electrification Corp. Ltd.	243,381	464,955
		586,185
Diversified Telecommunication Services – 4.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	593,247	748,917
Elisa OYJ	4,960	220,051
Inmarsat plc(a)	28,923	149,827
O2 Czech Republic A/S*	67,518	926,068
Telenor ASA	41,199	914,379
Telia Co. AB	77,035	380,461
Telstra Corp. Ltd.	331,700	796,220
		4,135,923

See Accompanying Notes to the Financial Statements.

254	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – 2.1%
CEZ A/S	9,362	$239,990
EDP – Energias de Portugal SA(a)	55,490	206,224
Endesa SA	42,346	991,017
Federal Grid Co. Unified Energy System PJSC	136,570,686	380,594
		1,817,825
Electrical Equipment – 1.0%
Mitsubishi Electric Corp.	58,900	904,560
Electronic Equipment, Instruments & Components – 2.4%
AU Optronics Corp.	465,000	194,886
Hitachi Ltd.	35,000	256,395
Kingboard Laminates Holdings Ltd.	201,500	272,150
Murata Manufacturing Co. Ltd.	1,900	240,484
Omron Corp.	13,700	743,688
WPG Holdings Ltd.*	93,000	125,890
Yaskawa Electric Corp.	6,200	253,269
		2,086,762
Equity Real Estate Investment Trusts (REITs) – 1.4%
Growthpoint Properties Ltd.	102,066	237,919
H&R REIT	45,384	729,996
Unibail-Rodamco SE	1,085	260,737
		1,228,652
Food & Staples Retailing – 1.7%
Casino Guichard Perrachon SA(a)	15,779	818,998
Seven & i Holdings Co. Ltd.	6,900	302,988
Wesfarmers Ltd.	10,664	352,336
		1,474,322
Food Products – 1.7%
Marine Harvest ASA	47,988	1,046,186
Nestle SA (Registered)	5,301	412,235
		1,458,421
Gas Utilities – 1.2%
Cia de Gas de Sao Paulo – COMGAS (Preference), Class A	49,600	844,040

Investments	Shares	Value
Gas Utilities – (continued)
Gas Natural SDG SA	9,765	$246,698
		1,090,738
Health Care Equipment & Supplies – 0.4%
Hoya Corp.	6,600	353,568
Hotels, Restaurants & Leisure – 1.6%
Crown Resorts Ltd.	38,843	379,995
OPAP SA	18,259	219,061
Sands China Ltd.	136,400	795,120
		1,394,176
Independent Power and Renewable Electricity Producers – 1.1%
Datang International Power Generation Co. Ltd., Class H	558,000	184,145
Engie Brasil Energia SA	77,500	821,953
		1,006,098
Industrial Conglomerates – 1.0%
Sime Darby Bhd.	1,280,300	871,263
Insurance – 7.8%
Aegon NV	145,545	1,071,263
Allianz SE (Registered)	4,681	1,111,096
Assicurazioni Generali SpA	15,717	317,881
AXA SA(a)	19,375	555,258
BB Seguridade Participacoes SA	80,600	635,057
ING Life Insurance Korea Ltd.(b)	2,666	102,841
Legal & General Group plc	266,972	992,827
Manulife Financial Corp.	20,212	382,025
Mapfre SA	39,525	137,723
Poste Italiane SpA(b)	21,235	207,969
Power Corp. of Canada	6,789	161,576
Power Financial Corp.	5,549	144,184
Zurich Insurance Group AG*	3,224	1,034,390
		6,854,090
Machinery – 2.6%
JTEKT Corp.	43,400	703,998
Komatsu Ltd.	27,900	956,135
Metso OYJ	5,022	179,540
Mitsubishi Heavy Industries Ltd.	3,100	122,555
NGK Insulators Ltd.	9,300	170,999

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	255

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
NSK Ltd.	9,300	$124,935
		2,258,162
Media – 2.5%
Eutelsat Communications SA	22,010	477,069
ITV plc	398,660	832,701
Multiplus SA	83,700	686,361
ProSiebenSat.1 Media SE	6,603	240,130
		2,236,261
Metals & Mining – 7.0%
Alrosa PJSC	590,984	840,929
BHP Billiton plc	28,427	604,537
Eregli Demir ve Celik Fabrikalari TAS*	235,290	588,044
Fortescue Metals Group Ltd.	217,775	749,607
Kumba Iron Ore Ltd.	29,512	634,838
Novolipetsk Steel PJSC	99,200	253,861
Rio Tinto plc	12,710	690,791
Severstal PJSC	58,280	936,450
Vedanta Ltd.	180,482	806,950
		6,106,007
Multi-Utilities – 1.6%
Centrica plc	519,250	1,099,961
Engie SA	15,407	270,844
		1,370,805
Oil, Gas & Consumable Fuels – 9.4%
AltaGas Ltd.(a)	9,052	174,763
BP plc	193,657	1,435,026
China Petroleum & Chemical Corp., Class H	1,240,000	1,211,837
Enagas SA	5,921	172,691
Enbridge, Inc.	4,061	123,197
Eni SpA	25,885	506,643
Inter Pipeline Ltd.	49,259	889,540
Pembina Pipeline Corp.	7,130	227,424
PTT Exploration & Production PCL, NVDR	173,600	737,085
Repsol SA	13,423	257,050
Statoil ASA	14,495	371,824

Investments	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Tatneft PJSC (Preference)	29,357	$221,661
TOTAL SA(a)	24,507	1,549,458
Tupras Turkiye Petrol Rafinerileri A/S	7,285	185,474
Vermilion Energy, Inc.(a)	6,169	208,849
		8,272,522
Paper & Forest Products – 0.6%
Shandong Chenming Paper Holdings Ltd., Class H* (a)	124,000	189,597
UPM-Kymmene OYJ	8,525	305,701
		495,298
Personal Products – 1.1%
Kose Corp.	5,000	925,291
Pharmaceuticals – 5.3%
AstraZeneca plc	13,144	923,841
Bayer AG (Registered)	589	70,651
GlaxoSmithKline plc	97,650	1,965,556
Novartis AG (Registered)	8,215	636,519
Roche Holding AG	1,798	401,140
Roche Holding AG – BR	961	219,984
Sanofi	5,673	450,933
		4,668,624
Real Estate Management & Development – 1.1%
Land & Houses PCL, NVDR	685,100	238,787
Red Star Macalline Group Corp. Ltd., Class H(a) (b)	148,800	201,351
Shimao Property Holdings Ltd.	108,500	291,011
Wharf Holdings Ltd. (The)	62,000	207,371
		938,520
Semiconductors & Semiconductor Equipment – 3.7%
Novatek Microelectronics Corp.	217,000	916,803
Rohm Co. Ltd.	2,000	186,795
Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	145,776
Tokyo Electron Ltd.	6,200	1,192,972
Vanguard International Semiconductor Corp.	403,000	822,713
		3,265,059

See Accompanying Notes to the Financial Statements.

256	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – 1.3%
CECONOMY AG	17,577	$197,415
Hennes & Mauritz AB, Class B(a)	53,661	919,534
		1,116,949
Technology Hardware, Storage & Peripherals – 3.1%
Asustek Computer, Inc.	24,000	225,508
Catcher Technology Co. Ltd.	39,000	436,314
Compal Electronics, Inc.	279,000	182,941
Inventec Corp.	248,000	189,019
Lenovo Group Ltd.(a)	372,000	177,747
Lite-On Technology Corp.*	155,000	205,626
Pegatron Corp.	341,000	801,024
Quanta Computer, Inc.	93,000	170,054
Samsung Electronics Co. Ltd.(c)	124	307,663
		2,695,896
Textiles, Apparel & Luxury Goods – 1.9%
HUGO BOSS AG	7,750	728,484
Li & Fung Ltd.(a)	1,798,000	909,510
		1,637,994
Tobacco – 2.9%
British American Tobacco plc	14,074	775,199
Imperial Brands plc	27,187	975,281
Japan Tobacco, Inc.	27,900	748,717
		2,499,197
Trading Companies & Distributors – 0.9%
ITOCHU Corp.(a)	18,600	372,935
Mitsubishi Corp.	15,500	428,773
		801,708
Transportation Infrastructure – 1.0%
Hutchison Port Holdings Trust(a)	2,551,300	854,686
Wireless Telecommunication Services – 0.7%
MegaFon PJSC	19,313	145,057
Millicom International Cellular SA, SDR	2,604	173,938
StarHub Ltd.	74,400	127,554

Investments	Shares	Value
Wireless Telecommunication Services – (continued)
Turkcell Iletisim Hizmetleri A/S	57,319	$196,832
		643,381
Total Common Stocks (Cost $81,474,203)		86,728,109
	Principal Amount
SECURITIES LENDING REINVESTMENTS(d) – 0.1%
REPURCHASE AGREEMENTS – 0.1%
Citigroup Global Markets, Inc., 1.71%, dated 4/30/2018, due 5/1/2018, repurchase price $27,537, collateralized by various U.S. Treasury Securities, 2.63%, maturing 11/15/2020 – 2/28/2023; total market value $27,915	$27,536	27,536
Citigroup Global Markets, Inc., 1.94%, dated 4/30/2018, due 5/1/2018, repurchase price $50,003, collateralized by various U.S. Treasury Securities, 1.84%, maturing 1/31/2020; Common Stocks; total market value $54,563	50,000	50,000
NBC Global Finance Ltd., 1.86%, dated 4/30/2018, due 5/1/2018, repurchase price $18,783, collateralized by various Common Stocks; total market value $20,747	18,782	18,782
		96,318
Total Securities Lending Reinvestments (Cost $96,318)		96,318
Total Investments – 99.1% (Cost $81,570,521)		86,824,427
Other Assets Less Liabilities – 0.9%		806,270
NET ASSETS – 100.0%		$87,630,697

*	Non-income producing security.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	257

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

(a)

The security or a portion of this security is on loan at April 30, 2018. The total value of securities on loan at April 30, 2018 was $5,144,979, collateralized in the form of cash with a value of $96,318 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,194,775 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 24, 2018 – November 15, 2047 and $3,213,624 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from May 8, 2018 – July 22, 2068; a total value of $5,504,717.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $307,663, which represents approximately 0.35% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at April 30, 2018. The total value of securities purchased was $96,318.

Percentages shown are based on Net Assets.

Abbreviations

NVDR – Non-Voting Depositary Receipt

OYJ – Public Limited Company

PJSC – Public Joint Stock Company

Preference – A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SDR – Swedish Depositary Receipt

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,392,974
Aggregate gross unrealized depreciation	(3,316,957)
Net unrealized appreciation	$5,076,017
Federal income tax cost	$81,747,998

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Long Contracts
MSCI EAFE E-Mini Index	6	06/15/2018	USD	$607,950	$6,305
MSCI Emerging Markets E-Mini Index	4	06/15/2018	USD	230,440	(6,717)
					$(412)

*	This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

Abbreviations:

USD — US Dollar

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Australia	6.2%
Belgium	0.7
Brazil	3.4
Canada	4.8
China	4.9
Czech Republic	1.3
Finland	1.6
France	5.2

See Accompanying Notes to the Financial Statements.

258	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Germany	3.8%
Greece	0.3
Hong Kong	2.2
India	1.5
Israel	0.9
Italy	3.5
Japan	14.0
Malaysia	1.0
Netherlands	2.0
Norway	2.7
Poland	0.2
Portugal	0.2
Russia	4.1
Singapore	1.1
South Africa	2.3
South Korea	0.5
Spain	3.1
Sweden	3.0
Switzerland	3.3
Taiwan	5.0
Thailand	1.1
Turkey	1.1
United Kingdom	14.0
Other[1]	1.0
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	259

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2018 (Unaudited)

Investments	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	$79,275,614	$88,045,832
U.S. Treasury Inflation Linked Notes
1.88%, 7/15/2019	38,091,636	38,935,770
1.38%, 1/15/2020	47,009,024	47,789,609
0.13%, 4/15/2020	114,454,596	113,514,411
1.25%, 7/15/2020	79,506,401	81,171,049
1.13%, 1/15/2021	89,324,876	90,824,155
0.13%, 4/15/2021	101,567,090	100,171,535
0.63%, 7/15/2021	197,428,085	198,594,838
0.13%, 1/15/2022	226,450,085	222,717,054
0.13%, 4/15/2022	226,860,251	222,239,095
0.13%, 7/15/2022	221,349,952	217,762,551
0.13%, 1/15/2023	220,455,963	215,381,968
0.63%, 4/15/2023	38,838,375	38,740,217
0.38%, 7/15/2023	94,089,644	93,133,614
0.63%, 1/15/2024	93,735,821	93,544,343
0.13%, 7/15/2024	92,131,753	89,320,953
0.25%, 1/15/2025	92,246,310	89,520,501
0.38%, 7/15/2025	92,396,480	90,533,958
Total U.S. Treasury Obligations (Cost $2,151,419,961)		2,131,941,453

Total Investments – 99.8% (Cost $2,151,419,961)		2,131,941,453
Other Assets Less Liabilities – 0.2%		4,541,231
NET ASSETS – 100.0%		$2,136,482,684

Percentages shown are based on Net Assets.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,409
Aggregate gross unrealized depreciation	(20,790,696)
Net unrealized depreciation	$(20,746,287)
Federal income tax cost	$2,152,687,740

See Accompanying Notes to the Financial Statements.

260	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2018 (Unaudited)

Investments	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.6%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	$40,387,435	$44,855,475
2.00%, 1/15/2026	47,789,304	52,416,605
2.38%, 1/15/2027	38,756,605	44,121,979
1.75%, 1/15/2028	20,293,979	22,170,041
3.63%, 4/15/2028	28,248,908	35,969,546
2.50%, 1/15/2029	17,917,674	21,081,342
3.88%, 4/15/2029	32,609,553	43,091,393
3.38%, 4/15/2032	7,659,124	10,225,704
U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2022	46,631,446	45,875,694
0.13%, 1/15/2023	48,291,689	47,180,212
0.63%, 4/15/2023	19,722,417	19,672,571
0.38%, 7/15/2023	47,901,836	47,415,113
0.63%, 1/15/2024	47,776,030	47,678,436
0.13%, 7/15/2024	46,951,961	45,519,528
0.25%, 1/15/2025	47,066,117	45,675,349
0.38%, 7/15/2025	81,995,576	80,342,715
0.63%, 1/15/2026	84,679,991	84,043,137
0.13%, 7/15/2026	72,874,208	69,615,098
0.38%, 1/15/2027	43,312,955	41,978,127
0.38%, 7/15/2027	41,035,832	39,808,226
0.50%, 1/15/2028	28,561,822	27,876,309
Total U.S. Treasury Obligations (Cost $930,076,840)		916,612,600

Total Investments – 99.6% (Cost $930,076,840)		916,612,600
Other Assets Less Liabilities – 0.4%		3,304,444
NET ASSETS – 100.0%		$919,917,044

Percentages shown are based on Net Assets.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,236
Aggregate gross unrealized depreciation	(14,235,708)
Net unrealized depreciation	$(14,211,472)
Federal income tax cost	$930,824,072

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	261

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2018 (Unaudited)

Investments	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – 99.5%
FHLMC
4.00%, 9/1/2024	$197,278	$203,029
4.00%, 4/1/2025	177,296	182,069
3.50%, 10/1/2025	332,541	336,940
4.00%, 10/1/2025	168,349	173,284
3.50%, 2/1/2026	106,399	107,915
4.00%, 3/1/2026	200,693	208,493
4.00%, 4/1/2026	598,322	615,850
3.50%, 10/1/2026	139,603	141,582
3.50%, 12/1/2026	221,400	224,426
3.50%, 8/1/2027	220,673	223,592
2.50%, 10/1/2027	123,953	121,410
2.50%, 2/1/2028	60,956	59,705
2.50%, 4/1/2028	135,144	132,370
2.50%, 11/1/2028	24,269	23,772
3.00%, 6/1/2029	95,212	94,552
6.50%, 12/1/2029	132,128	148,936
2.00%, 11/1/2031	290,360	275,430
2.00%, 3/1/2032	178,705	169,511
5.50%, 10/1/2032	132,298	145,024
3.00%, 4/1/2033	67,912	67,430
6.00%, 4/1/2034	82,903	92,456
6.50%, 7/1/2034	111,173	125,317
3.00%, 5/1/2035	332,392	327,770
6.00%, 5/1/2035	270,021	303,757
5.50%, 6/1/2035	65,225	70,807
5.00%, 7/1/2035	78,646	84,260
5.50%, 10/1/2035	40,602	44,485
6.00%, 12/1/2035	143,842	160,480
5.50%, 1/1/2036	188,820	206,836
6.00%, 5/1/2036	305,515	340,340
5.50%, 12/1/2036	180,738	197,667
5.50%, 2/1/2037	54,474	59,227
6.00%, 4/1/2037	75,906	84,183
5.50%, 7/1/2037	133,914	146,548
5.50%, 9/1/2037	61,329	67,110
6.00%, 9/1/2037	255,210	284,699
6.50%, 12/1/2037	57,586	64,910
5.50%, 1/1/2038	31,728	34,697
5.00%, 7/1/2038	84,739	90,790
5.50%, 7/1/2038	6,851	7,495
5.00%, 10/1/2038	62,150	66,600
5.50%, 12/1/2038	21,636	23,565
6.50%, 12/1/2038	119,489	134,707

Investments	Principal Amount	Value
5.00%, 2/1/2039	$899,020	$960,233
5.50%, 3/1/2039	178,359	195,016
6.50%, 4/1/2039	53,632	60,453
5.00%, 5/1/2039	143,087	154,915
5.00%, 8/1/2039	10,928	11,717
5.00%, 9/1/2039	13,812	14,801
4.50%, 10/1/2039	26,782	28,186
5.50%, 1/1/2040	105,711	115,485
4.00%, 2/1/2040	15,819	16,256
4.50%, 4/1/2040	167,644	176,551
6.00%, 4/1/2040	115,042	127,712
6.00%, 5/1/2040	248,793	275,985
5.50%, 6/1/2040	77,287	83,676
6.00%, 7/1/2040	590,051	655,979
3.50%, 12/1/2040	172,939	173,201
4.00%, 1/1/2041	125,872	129,435
4.50%, 3/1/2041	177,907	187,354
5.50%, 4/1/2041	33,608	36,501
5.50%, 6/1/2041	752,525	822,546
4.50%, 8/1/2041	165,336	174,121
3.50%, 11/1/2041	239,931	240,294
5.00%, 2/1/2042	162,653	174,428
4.00%, 4/1/2042	125,827	129,391
3.00%, 3/1/2043	38,929	37,873
3.00%, 4/1/2043	134,140	130,510
2.50%, 6/1/2043	346,850	322,919
3.00%, 6/1/2043	202,294	196,749
4.50%, 3/1/2044	114,070	119,348
4.00%, 6/1/2044	18,996	19,446
4.50%, 7/1/2044	197,875	207,162
4.00%, 8/1/2044	55,694	57,013
4.50%, 9/1/2044	87,486	91,775
4.50%, 12/1/2044	45,442	47,418
3.00%, 7/1/2045	115,507	111,776
4.50%, 9/1/2045	100,089	104,330
4.00%, 10/1/2045	209,144	214,094
3.00%, 4/1/2046	286,568	276,852
4.00%, 4/1/2046	104,339	106,806
3.50%, 5/1/2046	218,643	217,891
4.00%, 5/1/2046	117,435	120,212
4.50%, 5/1/2046	213,756	222,805
2.50%, 8/1/2046	432,979	403,072
4.50%, 3/1/2047	390,676	407,443
TBA 3.00%, 5/15/2048	300,000	289,216
TBA 3.50%, 5/15/2048	200,000	198,636

See Accompanying Notes to the Financial Statements.

262	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – (continued)
TBA 4.00%, 5/15/2048	$150,000	$152,848
FNMA
4.50%, 10/1/2018	10,803	10,888
4.00%, 12/1/2018	10,923	11,212
4.00%, 7/1/2019	1,688	1,733
4.50%, 10/1/2019	389	390
4.50%, 1/1/2020	46,357	46,720
4.50%, 4/1/2020	13,847	13,966
4.50%, 11/1/2020	80,205	80,843
4.50%, 4/1/2023	86,717	89,401
4.00%, 5/1/2024	145,216	149,080
4.50%, 8/1/2024	109,064	113,272
4.50%, 9/1/2024	209,690	217,772
4.00%, 1/1/2025	121,139	124,366
4.50%, 4/1/2025	276,531	287,212
3.50%, 9/1/2025	139,427	141,250
4.00%, 9/1/2025	171,842	176,424
3.50%, 11/1/2025	255,570	258,911
3.50%, 12/1/2025	180,766	183,129
3.00%, 1/1/2026	471,612	470,871
4.00%, 5/1/2026	338,237	347,514
2.50%, 11/1/2026	72,543	70,875
4.50%, 1/1/2027	66,374	68,382
2.50%, 6/1/2027	26,070	25,575
2.50%, 12/1/2027	149,969	146,614
3.00%, 3/1/2028	53,144	53,061
3.00%, 6/1/2028	60,453	60,209
3.00%, 7/1/2028	46,535	46,347
2.50%, 8/1/2028	84,792	83,129
2.50%, 9/1/2028	320,284	314,004
3.00%, 11/1/2028	46,055	45,870
4.00%, 7/1/2029	400,195	411,063
4.00%, 11/1/2029	179,084	183,855
3.00%, 9/1/2030	111,595	111,007
3.50%, 10/1/2030	156,103	156,292
3.50%, 11/1/2030	35,007	35,050
2.00%, 9/1/2031	334,819	317,966
6.00%, 12/1/2032	29,813	33,299
3.00%, 3/1/2033	225,838	222,828
3.00%, 7/1/2033	37,817	37,312
6.00%, 8/1/2034	110,724	123,588
6.50%, 9/1/2034	251,072	281,967
5.00%, 7/1/2035	131,708	141,423
5.00%, 11/1/2035	124,084	133,306
6.00%, 11/1/2035	48,068	53,582
5.00%, 2/1/2036	135,451	145,530

Investments	Principal Amount	Value
5.50%, 12/1/2036	$140,774	$153,791
5.50%, 1/1/2037	41,781	45,711
5.50%, 2/1/2037	12,154	13,182
6.00%, 8/1/2037	91,933	102,642
6.00%, 9/1/2037	358,651	404,520
6.00%, 12/1/2037	413,043	460,715
5.50%, 6/1/2038	353,085	386,170
5.50%, 9/1/2038	42,488	46,448
6.00%, 9/1/2038	73,170	81,611
5.50%, 11/1/2038	210,097	229,279
5.00%, 1/1/2039	14,190	15,199
5.50%, 3/1/2039	229,446	251,535
4.50%, 4/1/2039	139,096	146,381
5.50%, 1/1/2040	47,373	51,585
4.50%, 4/1/2040	24,869	26,186
5.50%, 4/1/2040	46,703	51,178
4.50%, 7/1/2040	247,260	260,368
4.00%, 9/1/2040	100,709	103,372
3.50%, 1/1/2041	44,199	44,225
3.50%, 2/1/2041	83,607	83,657
4.00%, 2/1/2041	177,071	181,786
4.50%, 2/1/2041	44,244	46,517
4.50%, 4/1/2041	119,789	126,139
5.50%, 4/1/2041	13,512	14,694
6.00%, 5/1/2041	237,055	263,893
4.50%, 6/1/2041	41,637	43,913
5.50%, 7/1/2041	103,973	113,498
6.00%, 7/1/2041	317,143	354,306
4.50%, 8/1/2041	51,518	54,454
5.00%, 8/1/2041	289,537	309,066
5.50%, 8/1/2041	163,460	177,344
5.50%, 9/1/2041	203,207	222,034
3.50%, 1/1/2042	151,868	151,959
4.00%, 1/1/2042	92,335	94,800
4.50%, 1/1/2042	55,236	58,143
3.00%, 4/1/2042	165,381	161,134
3.50%, 8/1/2042	163,080	163,127
2.50%, 10/1/2042	380,820	356,854
3.50%, 1/1/2043	113,602	113,588
3.00%, 2/1/2043	214,682	209,097
2.50%, 5/1/2043	351,694	329,439
3.00%, 5/1/2043	14,923	14,526
3.00%, 6/1/2043	122,317	119,047
3.50%, 7/1/2043	60,341	60,303
3.50%, 8/1/2043	111,150	111,079
4.00%, 8/1/2043	34,628	35,453
5.00%, 8/1/2043	224,466	239,460

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	263

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – (continued)
3.00%, 9/1/2043	$173,014	$168,474
4.00%, 9/1/2043	34,746	35,651
4.50%, 9/1/2043	67,738	70,741
4.00%, 11/1/2043	148,356	151,790
5.00%, 1/1/2044	301,867	321,349
5.00%, 3/1/2044	117,930	127,942
5.00%, 5/1/2044	137,008	146,253
5.50%, 5/1/2044	468,888	513,438
5.00%, 6/1/2044	38,909	41,397
4.50%, 10/1/2044	202,494	212,210
3.00%, 2/1/2045	127,964	124,076
4.00%, 2/1/2045	98,465	100,522
3.00%, 4/1/2045	135,810	131,682
4.00%, 4/1/2045	67,891	69,664
3.00%, 5/1/2045	202,505	196,122
4.00%, 11/1/2045	135,308	138,814
4.00%, 3/1/2046	261,187	267,414
4.50%, 3/1/2046	195,887	204,317
3.50%, 5/1/2046	143,978	143,173
4.00%, 5/1/2046	249,160	254,108
4.50%, 7/1/2046	194,691	203,069
3.50%, 2/1/2047	96,578	96,038
4.50%, 2/1/2047	210,732	221,991
TBA 2.50%, 5/25/2048	975,000	908,400
TBA 3.00%, 5/25/2048	100,000	96,461
TBA 3.50%, 5/25/2048	325,000	322,689
GNMA
2.50%, 4/20/2027	153,484	151,030
2.50%, 1/20/2028	84,396	83,045
3.00%, 3/20/2028	173,149	173,143
2.50%, 12/20/2028	34,811	34,254
2.50%, 3/20/2031	247,844	242,655
2.50%, 10/20/2031	123,471	120,879
6.00%, 11/15/2032	273,726	311,747
6.00%, 3/15/2033	270,086	302,676
5.50%, 6/15/2033	396,277	434,418
6.00%, 12/15/2033	206,559	238,142
5.50%, 3/15/2035	321,787	353,279
5.50%, 3/20/2036	280,082	303,743
5.50%, 3/20/2038	117,207	126,564
5.50%, 9/20/2038	117,434	125,508
5.50%, 2/20/2039	143,976	155,379
5.50%, 3/20/2039	109,253	116,702
5.00%, 5/15/2039	106,162	113,737
5.50%, 5/15/2039	73,628	79,916

Investments	Principal Amount	Value
5.00%, 9/15/2039	$223,610	$239,539
5.50%, 9/15/2039	29,718	32,270
4.00%, 9/20/2039	47,304	49,054
5.50%, 12/15/2039	82,475	89,546
5.00%, 1/20/2040	378,957	407,746
5.50%, 3/15/2040	180,235	195,776
5.00%, 4/15/2040	249,731	268,445
4.00%, 8/15/2040	25,855	26,716
4.00%, 10/15/2040	18,710	19,250
5.50%, 1/20/2041	48,908	53,321
4.00%, 3/15/2041	6,540	6,729
4.00%, 6/15/2041	205,080	210,940
3.50%, 9/15/2041	134,379	135,313
5.50%, 9/20/2041	171,352	185,197
3.50%, 11/20/2041	110,661	111,478
3.50%, 1/15/2042	32,403	32,629
5.50%, 2/20/2042	44,027	47,914
3.00%, 5/15/2042	97,012	95,056
3.50%, 6/15/2042	222,516	224,068
3.50%, 8/20/2042	58,076	58,504
3.00%, 10/15/2042	233,844	229,130
3.00%, 12/20/2042	137,886	135,019
3.50%, 12/20/2042	25,219	25,324
6.00%, 1/20/2043	476,391	527,866
3.00%, 2/20/2043	95,667	93,571
5.50%, 2/20/2043	26,044	28,178
2.50%, 3/20/2043	112,681	107,751
3.00%, 5/15/2043	268,284	263,778
2.50%, 5/20/2043	158,930	151,974
3.50%, 5/20/2043	124,871	125,129
3.50%, 6/15/2043	303,658	305,762
3.00%, 9/20/2043	154,482	151,431
5.00%, 1/20/2044	8,905	9,501
3.50%, 8/20/2044	128,839	129,446
4.00%, 9/15/2044	64,582	66,121
3.50%, 10/15/2044	99,603	100,131
3.50%, 10/20/2044	21,536	21,623
2.50%, 11/20/2044	142,458	136,248
4.00%, 12/15/2044	90,695	92,852
3.00%, 12/20/2044	67,174	65,883
3.50%, 12/20/2044	66,633	66,858
3.50%, 1/15/2045	291,272	292,245
3.00%, 1/20/2045	133,178	130,383
3.50%, 2/20/2045	88,807	89,106
3.00%, 3/15/2045	198,812	194,817
3.00%, 3/20/2045	104,060	101,876
3.50%, 5/15/2045	102,032	102,245

See Accompanying Notes to the Financial Statements.

264	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount	Value
MORTGAGE-BACKED SECURITIES – (continued)
3.00%, 7/15/2045	$109,478	$106,955
3.00%, 12/20/2045	158,766	155,434
3.50%, 12/20/2045	303,129	304,128
4.00%, 3/15/2046	218,032	223,344
4.00%, 3/20/2046	268,278	276,202
3.50%, 4/20/2046	439,318	440,664
4.00%, 5/20/2046	254,325	261,724
4.00%, 7/15/2046	277,546	285,522
3.00%, 9/20/2046	172,491	168,774
2.50%, 12/20/2046	304,345	287,900
3.00%, 12/20/2046	178,241	174,220
5.50%, 5/20/2047	264,784	282,394
TBA 3.00%, 5/15/2048	300,000	292,441
TBA 4.00%, 5/15/2048	225,000	230,150
Total Mortgage-Backed Securities (Cost $48,470,892)		47,243,145

Total Investments – 99.5% (Cost $48,470,892)		47,243,145
Other Assets Less Liabilities – 0.5%		252,523
NET ASSETS – 100.0%		$47,495,668

Percentages shown are based on Net Assets.

Abbreviations

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

TBA – To Be Announced; Security is subject to delayed delivery.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,250
Aggregate gross unrealized depreciation	(1,248,806)
Net unrealized depreciation	$(1,230,556)
Federal income tax cost	$48,473,701

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	265

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2018 (Unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS – 98.8%
Aerospace & Defense – 1.2%
Lockheed Martin Corp.
3.35%, 9/15/2021	$155,000	$156,002
3.55%, 1/15/2026	70,000	69,103
Northrop Grumman Corp.
2.93%, 1/15/2025	200,000	189,890
3.20%, 2/1/2027	50,000	47,475
Rockwell Collins, Inc.
3.50%, 3/15/2027	100,000	95,153
United Technologies Corp.
3.13%, 5/4/2027	150,000	138,706
		696,329
Air Freight & Logistics – 0.3%
FedEx Corp.
3.20%, 2/1/2025	130,000	125,666
United Parcel Service, Inc.
2.45%, 10/1/2022	80,000	77,627
		203,293
Banks – 32.0%
Australia & New Zealand Banking Group Ltd.
2.30%, 6/1/2021	250,000	242,999
Banco Santander SA
3.13%, 2/23/2023	200,000	192,306
Bank of America Corp.
2.50%, 10/21/2022	700,000	669,697
3.30%, 1/11/2023	400,000	395,670
3.12%, 1/20/2023(a)	250,000	246,219
4.20%, 8/26/2024	320,000	320,834
4.00%, 1/22/2025	255,000	252,262
3.88%, 8/1/2025	250,000	248,053
3.50%, 4/19/2026	150,000	145,000
3.82%, 1/20/2028(a)	200,000	195,162
Bank of Montreal
1.90%, 8/27/2021	150,000	143,632
Bank of Nova Scotia (The)
2.45%, 3/22/2021	150,000	146,955
2.70%, 3/7/2022	200,000	195,034
Barclays plc
3.20%, 8/10/2021	200,000	197,420

Investments	Principal Amount	Value
Banks – (continued)
3.65%, 3/16/2025	$200,000	$191,161
4.38%, 1/12/2026	200,000	198,190
BB&T Corp.
2.85%, 10/26/2024	150,000	143,098
BNP Paribas SA
5.00%, 1/15/2021	95,000	99,699
Citigroup, Inc.
2.65%, 10/26/2020	600,000	592,979
2.70%, 3/30/2021	425,000	418,457
4.50%, 1/14/2022	150,000	155,538
3.50%, 5/15/2023	250,000	245,353
3.30%, 4/27/2025	200,000	191,995
4.40%, 6/10/2025	175,000	174,993
3.40%, 5/1/2026	150,000	141,892
3.20%, 10/21/2026	200,000	186,620
4.45%, 9/29/2027	150,000	149,337
3.89%, 1/10/2028(a)	200,000	194,613
3.67%, 7/24/2028(a)	155,000	148,051
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	59,991
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/2021	250,000	249,440
3.80%, 9/15/2022	250,000	250,245
Discover Bank
3.10%, 6/4/2020	250,000	248,867
3.20%, 8/9/2021	250,000	247,055
Fifth Third Bancorp
2.88%, 7/27/2020	120,000	119,562
3.50%, 3/15/2022	295,000	295,083
HSBC Holdings plc
4.00%, 3/30/2022	210,000	214,373
3.90%, 5/25/2026	200,000	197,862
4.04%, 3/13/2028(a)	200,000	196,775
Huntington National Bank (The)
2.88%, 8/20/2020	150,000	149,272
JPMorgan Chase & Co.
2.55%, 3/1/2021	700,000	686,993
3.38%, 5/1/2023	520,000	509,518
3.13%, 1/23/2025	230,000	219,434
3.90%, 7/15/2025	250,000	248,894
3.30%, 4/1/2026	220,000	209,621
2.95%, 10/1/2026	250,000	231,638

See Accompanying Notes to the Financial Statements.

266	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Banks – (continued)
4.13%, 12/15/2026	$125,000	$123,963
4.25%, 10/1/2027	125,000	123,703
3.78%, 2/1/2028(a)	375,000	364,350
KeyCorp
5.10%, 3/24/2021	145,000	152,259
Lloyds Bank plc
6.38%, 1/21/2021	115,000	124,243
Lloyds Banking Group plc
3.10%, 7/6/2021	200,000	198,692
4.38%, 3/22/2028	200,000	199,410
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/1/2021	200,000	198,252
3.85%, 3/1/2026	200,000	199,225
3.68%, 2/22/2027	150,000	147,517
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	200,000	195,461
2.60%, 9/11/2022	200,000	191,463
National Australia Bank Ltd.
2.63%, 7/23/2020	250,000	247,472
2.80%, 1/10/2022	250,000	245,233
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	378,716
3.90%, 4/29/2024	50,000	50,225
3.15%, 5/19/2027	250,000	237,278
Royal Bank of Canada
2.35%, 10/30/2020	150,000	147,331
Santander UK Group Holdings plc
2.88%, 10/16/2020	200,000	198,013
3.82%, 11/3/2028(a)	200,000	188,017
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	400,000	384,637
2.78%, 7/12/2022	200,000	194,084
3.78%, 3/9/2026	250,000	247,907
3.36%, 7/12/2027	150,000	143,597
SunTrust Banks, Inc.
2.90%, 3/3/2021	200,000	198,141
Svenska Handelsbanken AB
2.45%, 3/30/2021	250,000	244,431
Toronto-Dominion Bank (The)
2.50%, 12/14/2020	200,000	196,958

Investments	Principal Amount	Value
Banks – (continued)
US Bancorp
Series X, 3.15%, 4/27/2027	$150,000	$142,394
Wells Fargo & Co.
2.60%, 7/22/2020	200,000	197,974
3.50%, 3/8/2022	400,000	399,963
3.07%, 1/24/2023	250,000	243,483
4.48%, 1/16/2024	225,000	229,016
3.55%, 9/29/2025	200,000	193,778
3.58%, 5/22/2028(a)	150,000	143,221
Westpac Banking Corp.
2.60%, 11/23/2020	300,000	296,051
2.85%, 5/13/2026	150,000	139,253
3.40%, 1/25/2028	150,000	143,569
		18,807,122
Beverages – 1.6%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 1/15/2022	145,000	147,551
Coca-Cola Co. (The)
1.88%, 10/27/2020	150,000	146,664
2.88%, 10/27/2025	80,000	76,558
Constellation Brands, Inc.
4.25%, 5/1/2023	150,000	153,175
3.70%, 12/6/2026	150,000	145,631
PepsiCo, Inc.
2.75%, 3/1/2023	150,000	147,062
3.60%, 3/1/2024	100,000	101,437
		918,078
Biotechnology – 3.9%
AbbVie, Inc.
2.90%, 11/6/2022	250,000	243,632
3.20%, 11/6/2022	240,000	236,247
3.60%, 5/14/2025	150,000	145,368
3.20%, 5/14/2026	100,000	93,509
Amgen, Inc.
2.70%, 5/1/2022	170,000	165,063
3.63%, 5/22/2024	100,000	99,787
Biogen, Inc.
3.63%, 9/15/2022	155,000	155,196
Celgene Corp.
2.88%, 8/15/2020	200,000	198,802
2.25%, 8/15/2021	150,000	144,641

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	267

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Biotechnology – (continued)
3.63%, 5/15/2024	$100,000	$97,913
3.88%, 8/15/2025	280,000	275,156
Gilead Sciences, Inc.
3.70%, 4/1/2024	150,000	151,332
3.50%, 2/1/2025	225,000	222,976
2.95%, 3/1/2027	100,000	93,602
		2,323,224
Capital Markets – 9.1%
Bank of New York Mellon Corp. (The)
2.50%, 4/15/2021	300,000	294,763
Series 0012, 3.65%, 2/4/2024	300,000	301,572
3.40%, 1/29/2028	150,000	145,124
BlackRock, Inc.
3.20%, 3/15/2027	100,000	96,240
Deutsche Bank AG
3.70%, 5/30/2024	145,000	138,411
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	250,000	241,474
5.75%, 1/24/2022	210,000	226,107
3.00%, 4/26/2022	400,000	391,144
3.63%, 1/22/2023	300,000	299,086
4.00%, 3/3/2024	210,000	211,128
3.50%, 1/23/2025	255,000	246,653
3.27%, 9/29/2025(a)	300,000	285,560
3.85%, 1/26/2027	100,000	96,658
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	150,000	148,676
Morgan Stanley
5.75%, 1/25/2021	400,000	425,382
2.63%, 11/17/2021	400,000	389,683
2.75%, 5/19/2022	600,000	582,390
3.75%, 2/25/2023	200,000	200,850
4.00%, 7/23/2025	100,000	99,794
3.88%, 1/27/2026	200,000	197,314
State Street Corp.
2.55%, 8/18/2020	150,000	148,888
3.10%, 5/15/2023	200,000	197,087
		5,363,984

Investments	Principal Amount	Value
Chemicals – 0.9%
Dow Chemical Co. (The)
4.25%, 11/15/2020	$165,000	$169,066
EI du Pont de Nemours & Co.
4.25%, 4/1/2021	100,000	102,956
LYB International Finance BV
4.00%, 7/15/2023	130,000	131,296
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	150,000	145,521
		548,839
Commercial Services & Supplies – 0.3%
Republic Services, Inc.
3.55%, 6/1/2022	100,000	100,167
Waste Management, Inc.
3.13%, 3/1/2025	105,000	100,893
		201,060
Communications Equipment – 0.3%
Cisco Systems, Inc.
2.95%, 2/28/2026	100,000	96,144
Motorola Solutions, Inc.
3.75%, 5/15/2022	100,000	99,546
		195,690
Consumer Finance – 4.3%
American Express Co.
3.00%, 10/30/2024	200,000	190,638
3.63%, 12/5/2024	140,000	137,335
American Express Credit Corp.
Series F, 2.60%, 9/14/2020	195,000	193,129
American Honda Finance Corp.
2.45%, 9/24/2020	125,000	123,605
1.70%, 9/9/2021	155,000	147,866
Capital One Financial Corp.
3.50%, 6/15/2023	200,000	196,061
4.20%, 10/29/2025	300,000	293,530
3.75%, 7/28/2026	150,000	140,650
3.75%, 3/9/2027	100,000	95,102
General Motors Financial Co., Inc.
3.20%, 7/6/2021	150,000	148,254
4.38%, 9/25/2021	300,000	306,960
3.95%, 4/13/2024	250,000	245,687
Synchrony Financial
4.25%, 8/15/2024	150,000	147,783

See Accompanying Notes to the Financial Statements.

268	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Consumer Finance – (continued)
Toyota Motor Credit Corp.
1.90%, 4/8/2021	$200,000	$194,170
		2,560,770
Diversified Financial Services – 1.1%
Berkshire Hathaway, Inc.
2.20%, 3/15/2021	165,000	162,436
3.13%, 3/15/2026	130,000	125,380
Shell International Finance BV
1.88%, 5/10/2021	200,000	193,754
2.88%, 5/10/2026	175,000	166,634
		648,204
Diversified Telecommunication Services – 4.4%
AT&T, Inc.
2.45%, 6/30/2020	500,000	494,084
3.60%, 2/17/2023	1,000,000	995,877
Verizon Communications, Inc.
5.15%, 9/15/2023	650,000	699,769
4.13%, 3/16/2027	400,000	400,678
		2,590,408
Electric Utilities – 2.0%
Commonwealth Edison Co.
2.55%, 6/15/2026	50,000	46,263
Duke Energy Carolinas LLC
2.95%, 12/1/2026	100,000	95,198
Duke Energy Corp.
2.65%, 9/1/2026	100,000	90,803
Eversource Energy
Series K, 2.75%, 3/15/2022	150,000	146,213
Exelon Corp.
2.85%, 6/15/2020	180,000	178,297
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	130,000	125,138
PPL Capital Funding, Inc.
3.10%, 5/15/2026	100,000	93,265
Southern Co. (The)
2.75%, 6/15/2020	100,000	99,132
3.25%, 7/1/2026	150,000	141,189
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	47,981

Investments	Principal Amount	Value
Electric Utilities – (continued)
Series A, 3.50%, 3/15/2027	$100,000	$97,914
		1,161,393
Energy Equipment & Services – 0.1%
Halliburton Co.
3.80%, 11/15/2025	75,000	74,610
Equity Real Estate Investment Trusts (REITs) – 2.8%
American Tower Corp.
5.05%, 9/1/2020	200,000	207,484
3.45%, 9/15/2021	145,000	144,720
Boston Properties LP
5.63%, 11/15/2020	120,000	126,487
3.65%, 2/1/2026	105,000	101,469
Digital Realty Trust LP
3.95%, 7/1/2022	74,000	74,672
ERP Operating LP
2.85%, 11/1/2026	100,000	92,704
HCP, Inc.
4.25%, 11/15/2023	150,000	151,707
Realty Income Corp.
3.65%, 1/15/2028	100,000	95,415
Simon Property Group LP
4.38%, 3/1/2021	142,000	146,105
3.75%, 2/1/2024	120,000	119,968
3.38%, 10/1/2024	200,000	194,773
Ventas Realty LP
3.50%, 2/1/2025	50,000	48,130
Welltower, Inc.
3.75%, 3/15/2023	30,000	29,955
4.25%, 4/1/2026	100,000	98,868
		1,632,457
Food & Staples Retailing – 4.5%
Costco Wholesale Corp.
3.00%, 5/18/2027	75,000	71,473
CVS Health Corp.
2.80%, 7/20/2020	200,000	198,869
3.35%, 3/9/2021	750,000	752,089
2.13%, 6/1/2021	150,000	144,788
4.00%, 12/5/2023	170,000	171,435
3.88%, 7/20/2025	155,000	152,781
4.30%, 3/25/2028	600,000	594,670
Sysco Corp.
2.60%, 10/1/2020	150,000	148,384

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	269

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Food & Staples Retailing – (continued)
3.25%, 7/15/2027	$100,000	$94,573
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	105,000	104,684
3.45%, 6/1/2026	100,000	93,972
Walmart, Inc.
3.30%, 4/22/2024	150,000	150,172
		2,677,890
Food Products – 1.1%
Campbell Soup Co.
4.15%, 3/15/2028	200,000	194,898
Kraft Heinz Foods Co.
3.50%, 7/15/2022	200,000	198,589
Tyson Foods, Inc.
4.50%, 6/15/2022	124,000	128,408
3.55%, 6/2/2027	50,000	47,584
Unilever Capital Corp.
2.90%, 5/5/2027	100,000	94,209
		663,688
Health Care Equipment & Supplies – 0.3%
Stryker Corp.
3.65%, 3/7/2028	150,000	148,117
Health Care Providers & Services – 2.1%
Anthem, Inc.
3.30%, 1/15/2023	100,000	98,473
3.35%, 12/1/2024	150,000	144,291
Coventry Health Care, Inc.
5.45%, 6/15/2021	200,000	211,067
Express Scripts Holding Co.
3.90%, 2/15/2022	150,000	150,727
3.50%, 6/15/2024	150,000	143,898
3.40%, 3/1/2027	100,000	92,190
Laboratory Corp. of America Holdings
3.20%, 2/1/2022	100,000	98,736
UnitedHealth Group, Inc.
2.70%, 7/15/2020	100,000	99,587
3.75%, 7/15/2025	75,000	75,058
3.10%, 3/15/2026	100,000	95,556
		1,209,583

Investments	Principal Amount	Value
Hotels, Restaurants & Leisure – 0.6%
Marriott International, Inc.
2.30%, 1/15/2022	$80,000	$76,707
McDonald’s Corp.
2.75%, 12/9/2020	30,000	29,895
3.38%, 5/26/2025	125,000	122,715
Starbucks Corp.
3.50%, 3/1/2028	100,000	98,851
		328,168
Household Products – 0.2%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	50,000	49,997
2.85%, 8/11/2027	100,000	94,499
		144,496
Industrial Conglomerates – 0.3%
3M Co.
2.25%, 9/19/2026	100,000	90,356
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	76,959
		167,315
Insurance – 1.9%
American International Group, Inc.
3.38%, 8/15/2020	190,000	190,326
3.30%, 3/1/2021	300,000	299,357
3.90%, 4/1/2026	100,000	97,939
Aon plc
3.50%, 6/14/2024	100,000	98,147
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	170,000	164,876
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	75,000	73,326
MetLife, Inc.
3.60%, 4/10/2024	80,000	80,098
Prudential Financial, Inc.
3.50%, 5/15/2024	100,000	99,800
5.20%, 3/15/2044(a)	10,000	10,063
		1,113,932
Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.
5.20%, 12/3/2025	100,000	110,799

See Accompanying Notes to the Financial Statements.

270	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Internet Software & Services – 1.4%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	$400,000	$397,458
Alphabet, Inc.
3.38%, 2/25/2024	100,000	100,544
Baidu, Inc.
3.00%, 6/30/2020	200,000	198,000
eBay, Inc.
3.45%, 8/1/2024	120,000	117,140
		813,142
IT Services – 1.8%
Fidelity National Information Services, Inc.
3.50%, 4/15/2023	100,000	99,264
3.00%, 8/15/2026	100,000	91,959
Fiserv, Inc.
3.50%, 10/1/2022	105,000	104,997
International Business Machines Corp.
3.38%, 8/1/2023	100,000	99,723
3.63%, 2/12/2024	100,000	100,298
3.45%, 2/19/2026	100,000	98,796
Visa, Inc.
2.80%, 12/14/2022	350,000	344,221
2.75%, 9/15/2027	100,000	93,500
		1,032,758
Media – 2.8%
21st Century Fox America, Inc.
3.70%, 10/15/2025	50,000	49,822
Comcast Corp.
3.38%, 8/15/2025	400,000	388,801
Discovery Communications LLC
5.05%, 6/1/2020	80,000	82,951
NBCUniversal Media LLC
4.38%, 4/1/2021	350,000	362,266
Omnicom Group, Inc.
4.45%, 8/15/2020	170,000	174,626
Time Warner, Inc.
4.70%, 1/15/2021	80,000	82,872
4.05%, 12/15/2023	100,000	101,246
3.55%, 6/1/2024	80,000	78,294
3.88%, 1/15/2026	150,000	146,926

Investments	Principal Amount	Value
Media – (continued)
Walt Disney Co. (The)
3.00%, 2/13/2026	$60,000	$57,903
2.95%, 6/15/2027	100,000	95,651
		1,621,358
Metals & Mining – 0.3%
Vale Overseas Ltd.
4.38%, 1/11/2022	200,000	202,420
Multiline Retail – 0.1%
Target Corp.
2.50%, 4/15/2026	40,000	36,589
Multi-Utilities – 0.6%
Dominion Energy, Inc.
4.45%, 3/15/2021	150,000	154,011
DTE Energy Co.
3.80%, 3/15/2027	100,000	97,564
Sempra Energy
3.55%, 6/15/2024	80,000	78,852
		330,427
Oil, Gas & Consumable Fuels – 5.3%
BP Capital Markets plc
4.50%, 10/1/2020	200,000	207,107
3.12%, 5/4/2026	300,000	287,335
3.28%, 9/19/2027	250,000	240,143
Chevron Corp.
2.95%, 5/16/2026	150,000	143,593
ConocoPhillips Co.
3.35%, 5/15/2025	150,000	146,994
4.95%, 3/15/2026	100,000	108,057
Enterprise Products Operating LLC
5.20%, 9/1/2020	200,000	208,979
3.35%, 3/15/2023	180,000	177,909
3.75%, 2/15/2025	100,000	99,292
EOG Resources, Inc.
4.15%, 1/15/2026	100,000	102,373
Exxon Mobil Corp.
2.22%, 3/1/2021	100,000	98,428
2.73%, 3/1/2023	160,000	157,124
Kinder Morgan Energy Partners LP
5.30%, 9/15/2020	100,000	104,020
MPLX LP
4.88%, 6/1/2025	500,000	518,364

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	271

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Occidental Petroleum Corp.
2.70%, 2/15/2023	$80,000	$77,836
3.00%, 2/15/2027	100,000	94,914
ONEOK Partners LP
4.90%, 3/15/2025	150,000	155,717
Total Capital International SA
3.75%, 4/10/2024	80,000	81,190
Williams Partners LP
4.13%, 11/15/2020	100,000	101,332
		3,110,707
Pharmaceuticals – 1.6%
AstraZeneca plc
2.38%, 6/12/2022	150,000	143,918
3.13%, 6/12/2027	100,000	94,574
Merck & Co., Inc.
2.75%, 2/10/2025	115,000	110,076
Novartis Capital Corp.
3.40%, 5/6/2024	100,000	99,728
3.10%, 5/17/2027	100,000	95,960
Pfizer, Inc.
1.95%, 6/3/2021	150,000	146,009
3.00%, 12/15/2026	100,000	95,887
Zoetis, Inc.
3.25%, 2/1/2023	150,000	148,035
		934,187
Road & Rail – 0.3%
CSX Corp.
2.60%, 11/1/2026	100,000	90,816
Union Pacific Corp.
4.16%, 7/15/2022	100,000	103,488
		194,304
Semiconductors & Semiconductor Equipment – 1.4%
Analog Devices, Inc.
3.90%, 12/15/2025	100,000	99,662
Applied Materials, Inc.
3.30%, 4/1/2027	75,000	72,743
Intel Corp.
2.45%, 7/29/2020	100,000	99,405
2.70%, 12/15/2022	200,000	196,097

Investments	Principal Amount	Value
Semiconductors & Semiconductor Equipment – (continued)
QUALCOMM, Inc.
3.00%, 5/20/2022	$200,000	$195,087
3.25%, 5/20/2027	150,000	138,207
		801,201
Software – 2.1%
Microsoft Corp.
3.00%, 10/1/2020	150,000	151,274
2.70%, 2/12/2025	140,000	134,211
3.13%, 11/3/2025	150,000	146,147
2.40%, 8/8/2026	100,000	92,149
Oracle Corp.
1.90%, 9/15/2021	100,000	96,561
2.50%, 5/15/2022	250,000	244,159
2.65%, 7/15/2026	200,000	185,133
3.25%, 11/15/2027	200,000	192,520
		1,242,154
Specialty Retail – 1.0%
AutoZone, Inc.
3.70%, 4/15/2022	145,000	146,151
Home Depot, Inc. (The)
2.63%, 6/1/2022	200,000	195,987
3.00%, 4/1/2026	130,000	124,411
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	98,451
		565,000
Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.
2.50%, 2/9/2022	150,000	147,100
2.40%, 5/3/2023	230,000	221,149
3.45%, 5/6/2024	450,000	449,946
3.25%, 2/23/2026	150,000	146,433
2.45%, 8/4/2026	300,000	275,792
3.35%, 2/9/2027	150,000	146,963
3.20%, 5/11/2027	100,000	96,648
HP, Inc.
4.05%, 9/15/2022	125,000	127,346
		1,611,377
Tobacco – 1.5%
Altria Group, Inc.
2.85%, 8/9/2022	160,000	155,998
4.00%, 1/31/2024	100,000	101,321

See Accompanying Notes to the Financial Statements.

272	FLEXSHARES SEMIANNUAL REPORT

FlexShares®  Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Tobacco – (continued)
2.63%, 9/16/2026	$160,000	$145,108
Philip Morris International, Inc.
2.50%, 11/2/2022	200,000	191,853
2.75%, 2/25/2026	100,000	92,872
Reynolds American, Inc.
3.25%, 6/12/2020	54,000	54,059
4.00%, 6/12/2022	150,000	151,432
		892,643
Trading Companies & Distributors – 0.4%
Air Lease Corp.
3.38%, 6/1/2021	105,000	104,652
3.00%, 9/15/2023	155,000	148,044
		252,696
Total Corporate Bonds (Cost $59,689,043)		58,130,412

Total Investments – 98.8% (Cost $59,689,043)		58,130,412
Other Assets Less Liabilities – 1.2%		725,118
NET ASSETS – 100.0%		$58,855,530
(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

Percentages shown are based on Net Assets.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,646
Aggregate gross unrealized depreciation	(1,563,450)
Net unrealized depreciation	$(1,561,804)
Federal income tax cost	$59,692,216

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	273

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

April 30, 2018 (Unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS – 97.9%
Aerospace & Defense – 3.5%
Harris Corp.
5.05%, 4/27/2045	$25,000	$27,163
Lockheed Martin Corp.
3.60%, 3/1/2035	120,000	112,519
3.80%, 3/1/2045	40,000	37,004
4.70%, 5/15/2046	150,000	160,681
Northrop Grumman Corp.
4.75%, 6/1/2043	125,000	132,197
3.85%, 4/15/2045	55,000	50,639
Raytheon Co.
4.88%, 10/15/2040	20,000	22,768
Rockwell Collins, Inc.
4.35%, 4/15/2047	35,000	33,821
United Technologies Corp.
5.70%, 4/15/2040	15,000	17,103
4.50%, 6/1/2042	205,000	202,781
4.15%, 5/15/2045	80,000	75,376
4.05%, 5/4/2047	115,000	106,303
		978,355
Air Freight & Logistics – 1.2%
FedEx Corp.
3.90%, 2/1/2035	160,000	152,638
5.10%, 1/15/2044	65,000	70,115
4.75%, 11/15/2045	70,000	71,095
United Parcel Service, Inc.
6.20%, 1/15/2038	25,000	31,789
		325,637
Automobiles – 1.3%
Daimler Finance North America LLC
8.50%, 1/18/2031	25,000	35,722
General Motors Co.
5.00%, 4/1/2035	330,000	321,336
		357,058
Banks – 11.6%
Bank of America Corp.
4.24%, 4/24/2038(a)	300,000	293,959
5.00%, 1/21/2044	95,000	102,940
Series L, 4.75%, 4/21/2045	140,000	143,151
4.44%, 1/20/2048(a)	105,000	105,479

Investments	Principal Amount	Value
Banks – (continued)
Barclays plc
4.84%, 5/9/2028	$200,000	$194,557
Citigroup, Inc.
6.63%, 6/15/2032	250,000	298,708
8.13%, 7/15/2039	27,000	39,222
5.88%, 1/30/2042	40,000	47,561
5.30%, 5/6/2044	145,000	154,997
4.65%, 7/30/2045	105,000	108,297
4.75%, 5/18/2046	40,000	39,138
4.28%, 4/24/2048(a)	70,000	68,541
Fifth Third Bancorp
8.25%, 3/1/2038	30,000	41,772
HSBC Holdings plc
6.10%, 1/14/2042	125,000	160,366
JPMorgan Chase & Co.
6.40%, 5/15/2038	205,000	258,180
4.95%, 6/1/2045	265,000	277,056
4.26%, 2/22/2048(a)	150,000	144,821
3.96%, 11/15/2048(a)	150,000	137,452
3.90%, 1/23/2049(a)	320,000	289,407
Wells Fargo & Co.
5.38%, 11/2/2043	175,000	188,293
5.61%, 1/15/2044	135,000	149,774
		3,243,671
Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/2038	75,000	74,360
Constellation Brands, Inc.
4.50%, 5/9/2047	50,000	49,033
Diageo Capital plc
5.88%, 9/30/2036	50,000	61,560
PepsiCo, Inc.
4.45%, 4/14/2046	75,000	78,525
3.45%, 10/6/2046	55,000	49,438
		312,916
Biotechnology – 4.3%
AbbVie, Inc.
4.50%, 5/14/2035	200,000	199,999
4.40%, 11/6/2042	170,000	162,119
4.70%, 5/14/2045	75,000	74,767

See Accompanying Notes to the Financial Statements.

274	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Biotechnology – (continued)
Amgen, Inc.
6.38%, 6/1/2037	$20,000	$24,438
5.15%, 11/15/2041	65,000	70,896
Biogen, Inc.
5.20%, 9/15/2045	95,000	100,083
Celgene Corp.
4.63%, 5/15/2044	100,000	97,181
5.00%, 8/15/2045	90,000	90,699
Gilead Sciences, Inc.
4.60%, 9/1/2035	100,000	104,412
4.75%, 3/1/2046	150,000	155,577
4.15%, 3/1/2047	110,000	105,021
		1,185,192
Building Products – 0.1%
Owens Corning
4.30%, 7/15/2047	35,000	30,854
Capital Markets – 4.1%
CME Group, Inc.
5.30%, 9/15/2043	30,000	36,243
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	265,000	309,855
6.75%, 10/1/2037	195,000	237,023
6.25%, 2/1/2041	220,000	265,988
4.75%, 10/21/2045	115,000	117,262
Morgan Stanley
6.38%, 7/24/2042	90,000	113,672
4.30%, 1/27/2045	70,000	67,911
		1,147,954
Chemicals – 1.5%
Dow Chemical Co. (The)
7.38%, 11/1/2029	30,000	38,363
Eastman Chemical Co.
4.80%, 9/1/2042	50,000	52,295
International Flavors & Fragrances, Inc.
4.38%, 6/1/2047	50,000	49,147
LYB International Finance BV
4.88%, 3/15/2044	155,000	160,150
Monsanto Co.
4.20%, 7/15/2034	30,000	29,402
4.40%, 7/15/2044	55,000	52,032

Investments	Principal Amount	Value
Chemicals – (continued)
Praxair, Inc.
3.55%, 11/7/2042	$10,000	$9,402
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	40,000	39,347
		430,138
Communications Equipment – 0.5%
Cisco Systems, Inc.
5.90%, 2/15/2039	100,000	126,936
Consumer Finance – 0.1%
American Express Co.
4.05%, 12/3/2042	30,000	29,381
Diversified Financial Services – 1.1%
Shell International Finance BV
4.13%, 5/11/2035	140,000	143,159
4.38%, 5/11/2045	155,000	161,417
		304,576
Diversified Telecommunication Services – 7.7%
AT&T, Inc.
4.90%, 8/14/2037	300,000	304,144
British Telecommunications plc
9.12%, 12/15/2030	95,000	136,866
Deutsche Telekom International Finance BV
8.75%, 6/15/2030	230,000	318,460
Orange SA
9.00%, 3/1/2031(b)	90,000	128,892
Telefonica Emisiones SAU
5.21%, 3/8/2047	170,000	177,849
Verizon Communications, Inc.
4.40%, 11/1/2034	140,000	135,900
4.27%, 1/15/2036	225,000	211,627
5.25%, 3/16/2037	95,000	99,508
4.75%, 11/1/2041	230,000	225,472
4.86%, 8/21/2046	135,000	132,635
5.50%, 3/16/2047	270,000	288,902
		2,160,255
Electric Utilities – 2.9%
Appalachian Power Co.
7.00%, 4/1/2038	35,000	47,262
Commonwealth Edison Co.
5.90%, 3/15/2036	125,000	154,024

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	275

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Electric Utilities – (continued)
Duke Energy Corp.
4.80%, 12/15/2045	$65,000	$69,738
3.75%, 9/1/2046	180,000	162,160
Exelon Corp.
5.10%, 6/15/2045	50,000	54,988
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	60,000	78,847
Florida Power & Light Co.
4.13%, 2/1/2042	85,000	87,011
Pacific Gas & Electric Co.
4.00%, 12/1/2046	120,000	110,173
PPL Capital Funding, Inc.
4.00%, 9/15/2047	35,000	32,890
		797,093
Electrical Equipment – 0.1%
Eaton Corp.
4.15%, 11/2/2042	35,000	33,993
Electronic Equipment, Instruments & Components – 0.2%
Corning, Inc.
4.75%, 3/15/2042	50,000	52,038
Energy Equipment & Services – 1.2%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	55,000	58,984
Halliburton Co.
4.85%, 11/15/2035	260,000	276,552
		335,536
Equity Real Estate Investment Trusts (REITs) – 0.7%
ERP Operating LP
4.50%, 7/1/2044	25,000	25,410
Federal Realty Investment Trust
4.50%, 12/1/2044	30,000	30,449
Simon Property Group LP
4.75%, 3/15/2042	85,000	87,858
Weyerhaeuser Co.
7.38%, 3/15/2032	40,000	52,195
		195,912

Investments	Principal Amount	Value
Food & Staples Retailing – 3.9%
CVS Health Corp.
4.78%, 3/25/2038	$200,000	$198,403
5.30%, 12/5/2043	45,000	47,792
5.13%, 7/20/2045	110,000	114,675
5.05%, 3/25/2048	375,000	382,427
Sysco Corp.
4.85%, 10/1/2045	40,000	41,469
Walgreen Co.
4.40%, 9/15/2042	105,000	96,676
Walmart, Inc.
5.25%, 9/1/2035	55,000	65,074
6.50%, 8/15/2037	100,000	135,177
		1,081,693
Food Products – 0.9%
Archer-Daniels-Midland Co.
4.54%, 3/26/2042	50,000	51,598
Campbell Soup Co.
4.80%, 3/15/2048	50,000	48,281
General Mills, Inc.
4.15%, 2/15/2043	50,000	46,194
Kellogg Co.
4.50%, 4/1/2046	30,000	29,331
Mead Johnson Nutrition Co.
4.60%, 6/1/2044	35,000	36,214
Unilever Capital Corp.
5.90%, 11/15/2032	25,000	30,884
		242,502
Gas Utilities – 0.2%
Dominion Energy Gas Holdings LLC
4.60%, 12/15/2044	50,000	51,236
Health Care Equipment & Supplies – 1.0%
Koninklijke Philips NV
5.00%, 3/15/2042	40,000	44,301
Medtronic, Inc.
4.38%, 3/15/2035	145,000	150,584
4.63%, 3/15/2045	50,000	52,968
Stryker Corp.
4.63%, 3/15/2046	40,000	41,854
		289,707

See Accompanying Notes to the Financial Statements.

276	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Health Care Providers & Services – 2.4%
Aetna, Inc.
6.63%, 6/15/2036	$100,000	$127,108
6.75%, 12/15/2037	35,000	45,327
Express Scripts Holding Co.
4.80%, 7/15/2046	60,000	58,971
Humana, Inc.
4.95%, 10/1/2044	15,000	15,931
UnitedHealth Group, Inc.
4.63%, 7/15/2035	220,000	235,573
5.80%, 3/15/2036	150,000	180,627
		663,537
Hotels, Restaurants & Leisure – 1.0%
McDonald’s Corp.
6.30%, 3/1/2038	110,000	138,779
4.60%, 5/26/2045	75,000	76,833
4.88%, 12/9/2045	70,000	74,401
		290,013
Household Products – 0.4%
Kimberly-Clark Corp.
6.63%, 8/1/2037	50,000	67,394
Procter & Gamble Co. (The)
5.55%, 3/5/2037	30,000	37,323
		104,717
Industrial Conglomerates – 0.3%
3M Co.
3.63%, 10/15/2047	50,000	47,521
Honeywell International, Inc.
3.81%, 11/21/2047	5,000	4,823
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	25,000	29,330
		81,674
Insurance – 2.9%
Allstate Corp. (The)
5.55%, 5/9/2035	75,000	88,608
6.50%, 5/15/2057(a)	15,000	16,988
American International Group, Inc.
3.88%, 1/15/2035	130,000	119,795
4.50%, 7/16/2044	40,000	38,578

Investments	Principal Amount	Value
Insurance – (continued)
Aon plc
4.75%, 5/15/2045	$65,000	$66,158
Chubb Corp. (The)
6.00%, 5/11/2037	65,000	81,377
Manulife Financial Corp.
5.38%, 3/4/2046	35,000	40,070
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	75,000	75,420
MetLife, Inc.
6.40%, 12/15/2036	70,000	76,475
4.60%, 5/13/2046	55,000	56,475
Principal Financial Group, Inc.
6.05%, 10/15/2036	30,000	35,987
Progressive Corp. (The)
4.13%, 4/15/2047	50,000	49,570
Travelers Cos., Inc. (The)
3.75%, 5/15/2046	60,000	56,453
		801,954
Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.
4.80%, 12/5/2034	100,000	110,590
Internet Software & Services – 1.1%
Alibaba Group Holding Ltd.
4.00%, 12/6/2037	275,000	259,522
eBay, Inc.
4.00%, 7/15/2042	40,000	35,017
		294,539
IT Services – 0.5%
International Business Machines Corp.
5.88%, 11/29/2032	50,000	61,095
Visa, Inc.
4.30%, 12/14/2045	80,000	83,374
		144,469
Machinery – 0.4%
Cummins, Inc.
4.88%, 10/1/2043	50,000	54,477
Fortive Corp.
4.30%, 6/15/2046	30,000	29,412
Illinois Tool Works, Inc.
3.90%, 9/1/2042	30,000	30,051
		113,940

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	277

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Media – 6.9%
21st Century Fox America, Inc.
6.20%, 12/15/2034	$75,000	$91,951
6.65%, 11/15/2037	130,000	166,019
4.75%, 9/15/2044	175,000	186,290
Comcast Corp.
6.50%, 11/15/2035	355,000	443,317
4.60%, 8/15/2045	170,000	171,683
3.40%, 7/15/2046	165,000	137,443
3.97%, 11/1/2047	125,000	114,757
4.00%, 11/1/2049	200,000	184,380
Time Warner, Inc.
6.25%, 3/29/2041	200,000	234,944
Viacom, Inc.
4.38%, 3/15/2043	150,000	133,470
Walt Disney Co. (The)
4.13%, 6/1/2044	55,000	55,674
		1,919,928
Metals & Mining – 1.5%
Barrick North America Finance LLC
5.70%, 5/30/2041	150,000	169,668
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	50,000	56,443
Newmont Mining Corp.
5.88%, 4/1/2035	55,000	63,652
4.88%, 3/15/2042	50,000	51,886
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	75,000	86,763
		428,412
Multiline Retail – 0.4%
Target Corp.
4.00%, 7/1/2042	110,000	105,825
Multi-Utilities – 2.2%
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	55,000	62,835
4.50%, 2/1/2045	110,000	114,195
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	31,000	33,123
Series C, 4.30%, 12/1/2056	90,000	90,894
Dominion Energy, Inc.
Series B, 5.95%, 6/15/2035	130,000	153,108

Investments	Principal Amount	Value
Multi-Utilities – (continued)
NiSource, Inc.
4.38%, 5/15/2047	$55,000	$54,518
Sempra Energy
3.80%, 2/1/2038	75,000	69,644
6.00%, 10/15/2039	30,000	36,139
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	5,000	5,888
		620,344
Oil, Gas & Consumable Fuels – 8.9%
Apache Corp.
6.00%, 1/15/2037	125,000	140,673
Concho Resources, Inc.
4.88%, 10/1/2047	50,000	51,035
ConocoPhillips
5.90%, 10/15/2032	190,000	224,716
6.50%, 2/1/2039	100,000	131,096
Enterprise Products Operating LLC
6.45%, 9/1/2040	190,000	233,566
4.85%, 3/15/2044	50,000	51,785
5.10%, 2/15/2045	85,000	90,461
Exxon Mobil Corp.
4.11%, 3/1/2046	75,000	76,946
Magellan Midstream Partners LP
5.15%, 10/15/2043	20,000	21,539
4.20%, 10/3/2047	30,000	28,236
Marathon Petroleum Corp.
4.75%, 9/15/2044	100,000	99,066
MPLX LP
4.70%, 4/15/2048	175,000	166,269
Occidental Petroleum Corp.
4.63%, 6/15/2045	105,000	110,846
ONEOK Partners LP
6.13%, 2/1/2041	60,000	68,378
ONEOK, Inc.
4.95%, 7/13/2047	50,000	50,314
Petro-Canada
5.95%, 5/15/2035	120,000	142,730
Phillips 66
5.88%, 5/1/2042	155,000	183,392
4.88%, 11/15/2044	85,000	89,107
Phillips 66 Partners LP
4.90%, 10/1/2046	30,000	29,590
Suncor Energy, Inc.
4.00%, 11/15/2047	85,000	81,532

See Accompanying Notes to the Financial Statements.

278	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
TransCanada PipeLines Ltd.
5.85%, 3/15/2036	$150,000	$175,027
5.00%, 10/16/2043	50,000	53,167
Valero Energy Corp.
6.63%, 6/15/2037	105,000	131,502
Western Gas Partners LP
5.45%, 4/1/2044	50,000	49,705
		2,480,678
Pharmaceuticals – 4.1%
AstraZeneca plc
6.45%, 9/15/2037	50,000	63,736
4.38%, 11/16/2045	135,000	135,522
Eli Lilly & Co.
3.70%, 3/1/2045	30,000	28,847
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	35,000	39,831
6.38%, 5/15/2038	50,000	65,086
Johnson & Johnson
4.38%, 12/5/2033	85,000	91,046
3.63%, 3/3/2037	100,000	97,784
3.70%, 3/1/2046	40,000	38,763
Merck & Co., Inc.
3.70%, 2/10/2045	55,000	52,451
Novartis Capital Corp.
3.70%, 9/21/2042	40,000	38,989
Wyeth LLC
6.50%, 2/1/2034	190,000	243,228
5.95%, 4/1/2037	130,000	160,792
Zoetis, Inc.
4.70%, 2/1/2043	90,000	94,106
		1,150,181
Road & Rail – 2.1%
Burlington Northern Santa Fe LLC
4.55%, 9/1/2044	50,000	52,460
Canadian National Railway Co.
3.20%, 8/2/2046	50,000	43,570
Canadian Pacific Railway Co.
4.80%, 8/1/2045	85,000	93,694
CSX Corp.
6.15%, 5/1/2037	110,000	134,417
4.10%, 3/15/2044	115,000	109,483

Investments	Principal Amount	Value
Road & Rail – (continued)
Norfolk Southern Corp.
4.84%, 10/1/2041	$90,000	$96,849
Union Pacific Corp.
4.05%, 3/1/2046	60,000	59,204
		589,677
Semiconductors & Semiconductor Equipment – 0.9%
Applied Materials, Inc.
5.85%, 6/15/2041	25,000	30,754
4.35%, 4/1/2047	80,000	82,729
QUALCOMM, Inc.
4.65%, 5/20/2035	55,000	54,662
4.80%, 5/20/2045	45,000	44,120
4.30%, 5/20/2047	55,000	50,156
		262,421
Software – 5.4%
Microsoft Corp.
3.50%, 2/12/2035	385,000	375,085
4.00%, 2/12/2055	165,000	163,894
3.95%, 8/8/2056	205,000	201,098
4.50%, 2/6/2057	55,000	58,990
Oracle Corp.
5.38%, 7/15/2040	415,000	483,652
4.00%, 7/15/2046	160,000	155,129
4.38%, 5/15/2055	70,000	70,928
		1,508,776
Specialty Retail – 1.6%
Home Depot, Inc. (The)
5.88%, 12/16/2036	195,000	244,714
3.50%, 9/15/2056	55,000	48,168
Lowe’s Cos., Inc.
4.05%, 5/3/2047	145,000	139,732
		432,614
Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.
4.50%, 2/23/2036	95,000	101,910
4.38%, 5/13/2045	125,000	129,736
4.65%, 2/23/2046	345,000	370,041
HP, Inc.
6.00%, 9/15/2041	40,000	42,206
		643,893

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	279

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Textiles, Apparel & Luxury Goods – 0.2%
NIKE, Inc.
3.63%, 5/1/2043	$50,000	$46,877
Tobacco – 2.2%
Altria Group, Inc.
4.25%, 8/9/2042	105,000	98,744
5.38%, 1/31/2044	95,000	104,095
Philip Morris International, Inc.
6.38%, 5/16/2038	180,000	227,020
4.13%, 3/4/2043	95,000	90,365
Reynolds American, Inc.
5.70%, 8/15/2035	90,000	99,618
		619,842
Trading Companies & Distributors – 0.2%
WW Grainger, Inc.
4.60%, 6/15/2045	55,000	56,980
Wireless Telecommunication Services – 0.4%
Rogers Communications, Inc.
5.00%, 3/15/2044	65,000	69,041
Vodafone Group plc
7.88%, 2/15/2030	30,000	38,371
		107,412
Total Corporate Bonds (Cost $28,122,183)		27,291,926

Total Investments – 97.9% (Cost $28,122,183)		27,291,926
Other Assets Less Liabilities – 2.1%		579,975
NET ASSETS – 100.0%		$27,871,901

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of April 30, 2018.

Percentages shown are based on Net Assets.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,249
Aggregate gross unrealized depreciation	(890,092)
Net unrealized depreciation	$(844,843)
Federal income tax cost	$28,136,769

See Accompanying Notes to the Financial Statements.

280	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2018 (Unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS – 89.5%
Aerospace & Defense – 0.5%
United Technologies Corp. (ICE LIBOR USD 3 Month + 0.35%), 2.12%, 11/1/2019(a)	$690,000	$693,355
Air Freight & Logistics – 2.4%
FedEx Corp. 8.00%, 1/15/2019	500,000	518,234
2.30%, 2/1/2020	1,300,000	1,286,238
United Parcel Service, Inc. (ICE LIBOR USD 3 Month + 0.38%), 2.23%, 5/16/2022(a)	1,375,000	1,383,913
		3,188,385
Automobiles – 1.7%
Daimler Finance North America LLC (ICE LIBOR USD 3 Month + 0.39%), 2.75%, 5/4/2020(a) (b)	1,500,000	1,501,470
(ICE LIBOR USD 3 Month + 0.53%), 2.32%, 5/5/2020(a) (b)	690,000	693,821
Ford Motor Co. 6.50%, 8/1/2018	155,000	156,421
		2,351,712
Banks – 21.9%
Australia & New Zealand Banking Group Ltd. (ICE LIBOR USD 3 Month + 0.25%), 2.43%, 12/19/2019(a) (b)	1,000,000	1,000,325
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.38%), 2.74%, 1/23/2022(a)	2,590,000	2,580,666
Bank of Nova Scotia (The) (ICE LIBOR USD 3 Month + 0.29%), 2.62%, 1/8/2021(a)	1,000,000	998,388

Investments	Principal Amount	Value
Banks – (continued)
Barclays Bank plc (ICE LIBOR USD 3 Month + 0.65%), 2.44%, 8/7/2020(a)	$550,000	$553,875
BB&T Corp. 2.05%, 6/19/2018	200,000	199,935
BNP Paribas 2.70%, 8/20/2018	480,000	480,327
2.40%, 12/12/2018	1,199,000	1,200,219
Canadian Imperial Bank of Commerce (ICE LIBOR USD 3 Month + 0.72%), 2.86%, 6/16/2022(a)	1,858,000	1,872,082
Citibank NA (ICE LIBOR USD 3 Month + 0.23%), 2.03%, 11/9/2018(a)	3,000,000	3,002,127
(ICE LIBOR USD 3 Month + 0.34%), 2.54%, 3/20/2019(a)	400,000	400,773
Citigroup, Inc. (ICE LIBOR USD 3 Month + 0.96%), 3.32%, 4/25/2022(a)	325,000	330,160
Commonwealth Bank of Australia (ICE LIBOR USD 3 Month + 0.79%), 2.57%, 11/2/2018(a) (b)	625,000	627,306
Cooperatieve Rabobank UA (ICE LIBOR USD 3 Month + 0.43%), 2.79%, 4/26/2021(a)	600,000	601,643
Credit Agricole SA (ICE LIBOR USD 3 Month + 1.02%), 3.38%, 4/24/2023(a) (b)	600,000	604,343
DBS Group Holdings Ltd. (ICE LIBOR USD 3 Month + 0.49%), 2.54%, 6/8/2020(a) (b)	100,000	100,206
Fifth Third Bank (ICE LIBOR USD 3 Month + 0.25%), 2.61%, 10/30/2020(a)	1,500,000	1,496,930

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	281

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Banks – (continued)
Intesa Sanpaolo SpA 3.88%, 1/15/2019	$625,000	$628,643
JPMorgan Chase & Co. (ICE LIBOR USD 3 Month + 0.68%), 2.69%, 6/1/2021(a)	750,000	754,785
Manufacturers & Traders Trust Co. (ICE LIBOR USD 3 Month + 0.27%), 2.63%, 1/25/2021(a)	2,500,000	2,500,982
National Australia Bank Ltd. (ICE LIBOR USD 3 Month + 0.59%), 2.93%, 1/10/2020(a) (b)	2,000,000	2,011,900
National Bank of Canada 2.10%, 12/14/2018	1,100,000	1,097,682
(ICE LIBOR USD 3 Month + 0.56%), 2.63%, 6/12/2020(a)	700,000	704,447
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.36%), 2.24%, 5/19/2020(a)	900,000	903,864
Royal Bank of Canada
(ICE LIBOR USD 3 Month + 0.53%), 2.65%, 3/15/2019(a)	145,000	145,498
(ICE LIBOR USD 3 Month + 0.38%), 2.40%, 3/2/2020(a)	829,000	831,480
Santander UK plc 2.35%, 9/10/2019	900,000	891,797
Sumitomo Mitsui Banking Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.70%, 1/17/2020(a)	500,000	500,578
Sumitomo Mitsui Trust Bank Ltd.
(ICE LIBOR USD 3 Month + 0.51%), 2.54%, 3/6/2019(a) (b)	1,000,000	1,002,359
US Bancorp
(ICE LIBOR USD 3 Month + 0.40%), 2.76%, 4/25/2019(a)	406,000	407,163

Investments	Principal Amount	Value
Banks – (continued)
US Bank NA
(ICE LIBOR USD 3 Month + 0.13%), 2.48%, 1/17/2020(a)	$750,000	$750,008
Wells Fargo & Co.
Series N, 2.15%, 1/30/2020	12,000	11,845
Westpac Banking Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.46%, 3/6/2020(a)	517,000	519,327
		29,711,663
Biotechnology – 3.8%
AbbVie, Inc. 1.80%, 5/14/2018	2,054,000	2,053,689
Amgen, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.13%, 5/10/2019(a)	1,168,000	1,170,476
Gilead Sciences, Inc. 1.85%, 9/4/2018	350,000	349,492
(ICE LIBOR USD 3 Month + 0.17%), 2.37%, 9/20/2018(a)	1,573,000	1,573,323
		5,146,980
Capital Markets – 3.4%
Ares Capital Corp. 4.88%, 11/30/2018	1,300,000	1,312,949
Goldman Sachs Group, Inc. (The) 2.90%, 7/19/2018	160,000	160,200
7.50%, 2/15/2019	995,000	1,032,612
1.95%, 7/23/2019	446,000	440,882
(ICE LIBOR USD 3 Month + 0.78%), 3.14%, 10/31/2022(a)	250,000	251,063
Morgan Stanley 2.50%, 1/24/2019	209,000	208,923
(ICE LIBOR USD 3 Month + 0.55%), 2.29%, 2/10/2021(a)	350,000	351,277
Nasdaq, Inc.
(ICE LIBOR USD 3 Month + 0.39%), 2.64%, 3/22/2019(a)	400,000	400,718

See Accompanying Notes to the Financial Statements.

282	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Capital Markets – (continued)
UBS AG
(ICE LIBOR USD 3 Month + 0.48%), 2.49%, 12/1/2020(a) (b)	$500,000	$500,872
		4,659,496
Chemicals – 0.8%
Ecolab, Inc. 2.00%, 1/14/2019	140,000	139,355
EI du Pont de Nemours & Co. 6.00%, 7/15/2018	140,000	141,036
(ICE LIBOR USD 3 Month + 0.53%), 2.30%, 5/1/2020(a)	844,000	846,505
		1,126,896
Communications Equipment – 0.3%
Cisco Systems, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.51%, 3/1/2019(a)	449,000	450,848
Consumer Finance – 11.1%
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.49%), 2.33%, 8/15/2019(a)	616,000	618,473
(ICE LIBOR USD 3 Month + 0.43%), 2.45%, 3/3/2020(a)	1,375,000	1,380,396
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.34%), 2.17%, 2/14/2020(a)	466,000	468,085
(ICE LIBOR USD 3 Month + 0.27%), 2.63%, 7/20/2020(a)	1,441,000	1,445,582
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 3.01%, 3/9/2022(a)	592,000	594,468

Investments	Principal Amount	Value
Consumer Finance – (continued)
(ICE LIBOR USD 3 Month + 0.72%), 3.08%, 1/30/2023(a)	$250,000	$248,838
Caterpillar Financial Services Corp. (ICE LIBOR USD 3 Month + 0.28%), 2.53%, 3/22/2019(a)	1,654,000	1,658,221
Ford Motor Credit Co. LLC 2.24%, 6/15/2018	854,000	853,763
Series 1, (ICE LIBOR USD 3 Month + 0.83%), 2.90%, 3/12/2019(a)	1,000,000	1,003,516
General Motors Financial Co., Inc. 2.40%, 5/9/2019	1,000,000	997,657
2.45%, 11/6/2020	1,125,000	1,100,316
Harley-Davidson Financial Services, Inc. (ICE LIBOR USD 3 Month + 0.35%), 2.40%, 3/8/2019(a) (b)	1,034,000	1,035,230
John Deere Capital Corp. 1.95%, 12/13/2018	13,000	12,971
(ICE LIBOR USD 3 Month + 0.30%), 2.39%, 3/13/2020(a)	1,298,000	1,303,006
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.10%), 2.44%, 1/10/2020(a)	1,100,000	1,101,034
(ICE LIBOR USD 3 Month + 0.26%), 2.61%, 4/17/2020(a)	1,168,000	1,173,019
		14,994,575
Diversified Financial Services – 2.4%
JPMorgan Chase Bank NA (ICE LIBOR USD 3 Month + 0.45%), 2.67%, 9/21/2018(a)	1,000,000	1,001,406
(ICE LIBOR USD 3 Month + 0.29%), 2.06%, 2/1/2021(a)	1,500,000	1,501,834
Shell International Finance BV (ICE LIBOR USD 3 Month + 0.58%), 2.39%, 11/10/2018(a)	686,000	687,960

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	283

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Diversified Financial Services – (continued)
Siemens Financieringsmaatschappij NV (ICE LIBOR USD 3 Month + 0.34%), 2.49%, 3/16/2020(a) (b)	$45,000	$45,222
		3,236,422
Diversified Telecommunication Services – 1.5%
AT&T, Inc. 5.60%, 5/15/2018	1,246,000	1,247,418
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 0.55%), 2.45%, 5/22/2020(a)	800,000	804,801
		2,052,219
Electric Utilities – 2.5%
Duke Energy Corp. 2.10%, 6/15/2018	1,090,000	1,089,422
6.25%, 6/15/2018	300,000	301,368
Pacific Gas & Electric Co. (ICE LIBOR USD 3 Month + 0.23%), 2.21%, 11/28/2018(a) (b)	2,000,000	1,998,077
		3,388,867
Electrical Equipment – 0.2%
Eaton Corp. 5.60%, 5/15/2018	330,000	330,367
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. 2.55%, 1/30/2019	1,000,000	999,029
Energy Equipment & Services – 1.1%
Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(b)	1,201,000	1,174,173
Schlumberger Holdings Corp. 2.35%, 12/21/2018(b)	275,000	274,160
		1,448,333

Investments	Principal Amount	Value
Food & Staples Retailing – 2.8%
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.63%), 2.69%, 3/9/2020(a)	$1,441,000	$1,448,118
Kroger Co. (The) 2.00%, 1/15/2019	1,055,000	1,049,173
Sysco Corp. 2.60%, 10/1/2020	1,300,000	1,285,994
		3,783,285
Food Products – 3.5%
Campbell Soup Co. (ICE LIBOR USD 3 Month + 0.50%), 2.64%, 3/16/2020(a)	1,000,000	1,002,661
Hershey Co. (The) 1.60%, 8/21/2018	1,385,000	1,382,048
JM Smucker Co. (The) 2.20%, 12/6/2019	375,000	370,443
Mondelez International, Inc. (ICE LIBOR USD 3 Month + 0.52%), 2.29%, 2/1/2019(a)	1,300,000	1,302,956
Tyson Foods, Inc. (ICE LIBOR USD 3 Month + 0.55%), 2.57%, 6/2/2020(a)	631,000	632,465
(ICE LIBOR USD 3 Month + 0.45%), 2.34%, 8/21/2020(a)	32,000	32,098
		4,722,671
Health Care Providers & Services – 1.2%
Cardinal Health, Inc. 1.95%, 6/14/2019	1,034,000	1,024,451
McKesson Corp. 2.28%, 3/15/2019	650,000	647,897
		1,672,348
Hotels, Restaurants & Leisure – 1.1%
Marriott International, Inc. 6.75%, 5/15/2018	225,000	225,350
McDonald’s Corp. 2.10%, 12/7/2018	790,000	789,766
5.00%, 2/1/2019	515,000	523,819
		1,538,935

See Accompanying Notes to the Financial Statements.

284	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Household Durables – 0.7%
DR Horton, Inc. 3.75%, 3/1/2019	$245,000	$246,117
2.55%, 12/1/2020	644,000	632,341
		878,458
Household Products – 1.3%
Church & Dwight Co., Inc. (ICE LIBOR USD 3 Month + 0.15%), 2.51%, 1/25/2019(a)	1,046,000	1,046,082
Kimberly-Clark Corp. 1.90%, 5/22/2019	185,000	183,860
Procter & Gamble Co. (The) (ICE LIBOR USD 3 Month + 0.27%), 2.04%, 11/1/2019(a)	553,000	555,932
		1,785,874
Independent Power and Renewable Electricity Producers – 0.9%
Southern Power Co. Series 15A, 1.50%, 6/1/2018	1,200,000	1,198,992
Industrial Conglomerates – 2.0%
General Electric Co. (ICE LIBOR USD 3 Month + 0.51%), 2.86%, 1/14/2019(a)	527,000	527,787
Honeywell International, Inc. 1.40%, 10/30/2019	690,000	676,608
(ICE LIBOR USD 3 Month + 0.04%), 2.40%, 10/30/2019(a)	1,497,000	1,496,745
		2,701,140
Insurance – 0.8%
Allstate Corp. (The) (ICE LIBOR USD 3 Month + 0.43%), 2.73%, 3/29/2021(a)	100,000	100,380
Berkshire Hathaway Finance Corp. (ICE LIBOR USD 3 Month + 0.69%), 2.81%, 3/15/2019(a)	550,000	553,210

Investments	Principal Amount	Value
Insurance – (continued)
(ICE LIBOR USD 3 Month + 0.32%), 2.66%, 1/10/2020(a)	$416,000	$417,568
		1,071,158
Internet Software & Services – 0.3%
Tencent Holdings Ltd. (ICE LIBOR USD 3 Month + 0.61%), 2.96%, 1/19/2023(a) (b)	455,000	457,130
IT Services – 0.1%
Mastercard, Inc. 2.00%, 4/1/2019	112,000	111,490
Life Sciences Tools & Services – 1.5%
Thermo Fisher Scientific, Inc. 2.40%, 2/1/2019	2,075,000	2,070,785
Machinery – 2.9%
Illinois Tool Works, Inc. 6.25%, 4/1/2019	1,164,000	1,202,583
Stanley Black & Decker, Inc. 1.62%, 11/17/2018	2,690,000	2,679,020
		3,881,603
Media – 1.0%
NBCUniversal Enterprise, Inc. (ICE LIBOR USD 3 Month + 0.40%), 2.71%, 4/1/2021(a) (b)	1,300,000	1,307,612
Multiline Retail – 0.4%
Dollar Tree, Inc. (ICE LIBOR USD 3 Month + 0.70%), 3.06%, 4/17/2020(a)	540,000	541,624
Multi-Utilities – 1.6%
Dominion Energy, Inc. 6.40%, 6/15/2018	680,000	683,298
Series A, 1.88%, 1/15/2019	610,000	606,248
Sempra Energy 6.15%, 6/15/2018	100,000	100,443

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	285

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
Multi-Utilities – (continued)
(ICE LIBOR USD 3 Month + 0.25%), 2.60%, 7/15/2019(a)	$720,000	$721,370
		2,111,359
Oil, Gas & Consumable Fuels – 4.3%
BP Capital Markets plc 1.38%, 5/10/2018	401,000	400,933
Chevron Corp. (ICE LIBOR USD 3 Month + 0.21%), 2.23%, 3/3/2020(a)	750,000	752,192
ConocoPhillips Co. (ICE LIBOR USD 3 Month + 0.33%), 2.17%, 5/15/2018(a)	875,000	874,996
Enterprise Products Operating LLC 1.65%, 5/7/2018	1,270,000	1,269,814
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 2.61%, 2/26/2021(a)	114,000	114,234
Valero Energy Corp. 9.38%, 3/15/2019	2,318,000	2,447,060
		5,859,229
Pharmaceuticals – 0.6%
AstraZeneca plc 1.75%, 11/16/2018	189,000	188,347
(ICE LIBOR USD 3 Month + 0.53%), 2.38%, 11/16/2018(a)	625,000	626,628
		814,975
Road & Rail – 1.3%
Penske Truck Leasing Co. LP 3.05%, 1/9/2020(b)	665,000	664,814
Ryder System, Inc. 2.45%, 11/15/2018	500,000	499,802
2.35%, 2/26/2019	200,000	199,097
2.55%, 6/1/2019	340,000	338,531
		1,702,244

Investments	Principal Amount	Value
Semiconductors & Semiconductor Equipment – 1.1%
Intel Corp.
(ICE LIBOR USD 3 Month + 0.08%), 1.89%, 5/11/2020(a)	$1,185,000	$1,186,736
QUALCOMM, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 2.33%, 5/20/2020(a)	313,000	314,367
		1,501,103
Specialty Retail – 2.4%
AutoZone, Inc. 7.13%, 8/1/2018	860,000	869,709
Home Depot, Inc. (The) 2.00%, 6/15/2019	3,000	2,983
(ICE LIBOR USD 3 Month + 0.15%), 2.17%, 6/5/2020(a)	1,497,000	1,501,488
Lowe’s Cos., Inc.
(ICE LIBOR USD 3 Month + 0.42%), 2.49%, 9/10/2019(a)	897,000	901,472
		3,275,652
Technology Hardware, Storage & Peripherals – 1.5%
Hewlett Packard Enterprise Co. 2.85%, 10/5/2018	2,075,000	2,078,119
Trading Companies & Distributors – 1.4%
Air Lease Corp. 3.38%, 1/15/2019	1,930,000	1,936,295
Wireless Telecommunication Services – 0.5%
Vodafone Group plc 4.63%, 7/15/2018	645,000	647,661
Total Corporate Bonds (Cost $121,440,821)		121,428,889

See Accompanying Notes to the Financial Statements.

286	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – 3.8%
American Express Credit Account Master Trust
Series 2017-6, Class A, 2.04%, 5/15/2023	$1,000,000	$980,437
Series 2017-2, Class A, 2.35%, 9/16/2024(c)	2,000,000	2,016,413
CarMax Auto Owner Trust
Series 2017-1, Class A2, 1.54%, 2/18/2020	512,042	510,943
Citibank Credit Card Issuance Trust
Series 2017-A4, Class A4, 2.12%, 4/7/2022(c)	900,000	902,042
Hyundai Auto Lease Securitization Trust
Series 2017-A, Class A2B, 2.20%, 7/15/2019(b) (c)	269,653	269,781
John Deere Owner Trust 2017
Series 2017-A, Class A2, 1.50%, 10/15/2019	521,673	520,387
Total Asset-Backed Securities (Cost $5,203,229)		5,200,003

FOREIGN GOVERNMENT SECURITIES – 1.5%
Japan Bank for International Cooperation
(ICE LIBOR USD 3 Month + 0.57%), 2.51%, 2/24/2020(a) (Cost $2,000,000)	2,000,000	2,015,209

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.1%
Holmes Master Issuer plc
Series 2018-1A, Class A2, 2.71%, 10/15/2054(b) (c)	400,000	400,292
Silverstone Master Issuer plc
Series 2018-1A, Class 1A, 2.75%, 1/21/2070(b) (c)	1,100,000	1,101,199
Total Collateralized Mortgage Obligations (Cost $1,500,000)		1,501,491

Investments	Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.1%
CERTIFICATES OF DEPOSIT – 2.2%
Toronto-Dominion Bank (The) 1.75%, 10/26/2018 (Cost $3,000,000)	$3,000,000	$2,990,496
COMMERCIAL PAPER – 1.9%
McCormick & Co., Inc. 1.96%, 6/4/2018(d) (e)	1,300,000	1,297,270
Walgreens Boots Alliance, Inc. 2.08%, 5/7/2018(d) (e)	1,300,000	1,299,445
Total Commercial Paper (Cost $2,597,157)		2,596,715
Total Short-term Investments (Cost $5,597,157)		5,587,211
Total Investments – 100.0% (Cost $135,741,207)		135,732,803
Other Assets Less Liabilities – 0.0%(f)		8,173
NET ASSETS – 100.0%		$135,740,976

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2018.

(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

(e)	The rate shown was the current yield as of April 30, 2018.

(f)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – US Dollar

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	287

FlexShares® Ready Access Variable Income Fund (cont.)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,151
Aggregate gross unrealized depreciation	(218,829)
Net unrealized depreciation	$(15,678)
Federal income tax cost	$135,748,481

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2018:

Australia	3.1%
Canada	6.4
China	0.3
France	1.7
Germany	1.6
Italy	0.5
Japan	2.6
Netherlands	0.9
Singapore	0.1
Switzerland	0.4
United Kingdom	3.5
United States	78.9
Other[1]	0.0 †
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

288	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Core Select Bond Fund

April 30, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 99.2%
FlexShares Credit-Scored US Corporate Bond Index Fund(a)	131,260	$6,442,897
FlexShares Credit-Scored US Long Corporate Bond Index Fund(a)	68,076	3,468,472
FlexShares Disciplined Duration MBS Index Fund(a)	340,805	7,903,267
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund(a)	20,212	491,354
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(a)	18,418	453,820
FlexShares Ready Access Variable Income Fund(a)	10,273	773,557
iShares 1-3 Year Credit Bond ETF	9,374	972,459
iShares 3-7 Year Treasury Bond ETF	14,545	1,738,419
Total Exchange Traded Funds (Cost $22,620,597)		22,244,245
	Principal Amount
SHORT-TERM INVESTMENTS – 0.3%
U.S. TREASURY OBLIGATIONS – 0.3%
U.S. Treasury Bills 1.70%, 7/19/2018(b) (Cost $64,758)	$65,000	64,750
Total Investments – 99.5% (Cost $22,685,355)		22,308,995
Other Assets Less Liabilities – 0.5%		118,452
NET ASSETS – 100.0%		$22,427,447
(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.

(b)	The rate shown was the current yield as of April 30, 2018.

Percentages shown are based on Net Assets.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264
Aggregate gross unrealized depreciation	(411,320)
Net unrealized depreciation	$(411,056)
Federal income tax cost	$22,720,051

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	289

FlexShares® Core Select Bond Fund (cont.)

As of April 30, 2018, the FlexShares Core Select Bond Fund was invested in securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares April 30, 2018	Value April 30, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares Credit-Scored US Corporate Bond Index Fund	$1,162,832	$6,318,238	$873,931	131,260	$6,442,897	$(152,323)	$44,936	$(11,919)
FlexShares Credit-Scored US Long Corporate Bond Index Fund	636,232	3,754,111	769,671	68,076	3,468,472	(121,116)	37,795	(31,084)
FlexShares Disciplined Duration MBS Index Fund	1,159,915	7,283,896	427,635	340,805	7,903,267	(105,488)	63,267	(7,421)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	—	716,077	222,915	20,212	491,354	(30)	648	(1,778)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	141,132	833,899	515,814	18,418	453,820	1,007	1,993	(6,404)
FlexShares Ready Access Variable Income Fund	262,297	1,175,209	662,694	10,273	773,557	(216)	2,700	(1,039)
	$3,362,408	$20,081,430	$3,472,660	589,044	$19,533,367	$(378,166)	$151,339	$(59,645)

See Accompanying Notes to the Financial Statements.

290	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements April 30, 2018 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of twenty-five operational exchange-traded funds as of April 30, 2018 (each a “Fund” and collectively, the “Funds”). The FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and the FlexShares® Core Select Bond Fund are diversified series of the Trust, pursuant to the 1940 Act.

Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an

“Underlying Index”). The FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund and the FlexShares Credit-Scored US Long Corporate Bond Index Fund seek to track Underlying Indices developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), a subsidiary of Northern Trust Corporation. The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund seek to track Underlying Indices sponsored by Morningstar, Inc. The FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, and FlexShares STOXX® Global Broad Infrastructure Index Fund seek to track Underlying Indices sponsored by STOXX. The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indices sponsored by Markit Indices Limited. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by ICE Data Indices, LLC.

Each of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial amount of its assets in the shares of another FlexShares ETF. Each of these Funds may also invest directly in the securities included in its Underlying Index. The FlexShares Real Assets Allocation Index Fund is a fund of funds that seeks its investment objective by investing primarily in the shares of other FlexShares ETFs that are eligible for inclusion in its Underlying Index, rather than in securities of individual

FLEXSHARES SEMIANNUAL REPORT	291

Notes to the Financial Statements (cont.)

companies. The FlexShares Core Select Bond Fund seeks to achieve its investment objective by investing, under normal circumstances in U.S. dollar-denominated investment-grade fixed-income securities either directly or indirectly through FlexShares ETFs, unaffiliated ETFs and other registered investment companies. The investment performance each of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund and FlexShares Core Select Bond Fund is directly related to the performance of its underlying fund(s).

The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund are actively managed and do not seek to replicate the performance of a specified index. The FlexShares Ready Access Variable Income Fund seeks maximum current income consistent with the preservation of capital and liquidity. The FlexShares Core Select Bond Fund seeks total return and preservation of capital. Each Fund, except the FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees. The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances includes periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized

292	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as Investment Adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended

FLEXSHARES SEMIANNUAL REPORT	293

Notes to the Financial Statements (cont.)

time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board of Trustees’ oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations.

294	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The following is a summary of the valuations as of April 30, 2018 for each Fund based upon the three levels defined above. During the period ended April 30, 2018, there were three Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Household Durables	$11,968,770	$1,246	$—	$11,970,016
Other*	1,176,570,045	—	—	1,176,570,045
Rights	—	—	15,787	15,787
Securities Lending Reinvestments
Bank Notes	—	2,000,000	—	2,000,000
Certificates of Deposit	—	50,001,286	—	50,001,286
Commercial Paper	—	8,999,146	—	8,999,146
Funding Agreements	—	3,000,000	—	3,000,000
Repurchase Agreements	—	50,031,342	—	50,031,342
Total Investments	$1,188,538,815	$114,033,020	$15,787	$1,302,587,622

Other Financial Instruments
Liabilities
Futures Contracts	$(198,685)	$—	$—	$(198,685)
Total Other Financial Instruments	$(198,685)	$—	$—	$(198,685)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2017	$15,787
Total gain or loss (realized/unrealized included in earnings)	—
Purchases†	—
Sales††	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 04/30/2018	$15,787
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 04/30/2018.	$—

Contingent Value Rights	Fair Value at 04/30/2018	Valuation Techniques	Unobservable Inputs	Sensitivity[1,2]
Media General, Inc.	$2,226	Income Approach	Estimated Recovery Value	1
Dyax Corp.	$13,561	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows	2

FLEXSHARES SEMIANNUAL REPORT	295

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs[a]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$880,780	$—	$—	$880,780
Common Stocks
Aerospace & Defense	7,466,405	5,283	—	7,471,688
Health Care Providers & Services	7,894,757	34,991	—	7,929,748
Insurance	55,089,579	229,918	—	55,319,497
Oil, Gas & Consumable Fuels	51,187,539	9,584	—	51,197,123
Pharmaceuticals	38,075,275	10	—	38,075,285
Other*	935,219,786	—	—	935,219,786
Investment Companies	2,699	—	—	2,699
Rights	—	26	19,910	19,936
Securities Lending Reinvestments
Repurchase Agreements	—	16,242,330	—	16,242,330
Total Investments	$1,095,816,820	$16,522,142	$19,910	$1,112,358,872

Other Financial Instruments
Assets
Futures Contracts	$829,978	$—	$—	$829,978
Forward Foreign Currency Contracts	—	146,677	—	146,677
Liabilities
Forward Foreign Currency Contracts	—	(261,349)	—	(261,349)
Total Other Financial Instruments	$829,978	$(114,672)	$—	$715,306

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2017	$—
Total gain or loss (realized/unrealized included in earnings)	—
Purchases†	19,910
Sales††	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 04/30/2018	$19,910
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 04/30/2018.	$—

Contingent Value Rights	Fair Value at 04/30/2018	Valuation Techniques	Unobservable Inputs	Sensitivity[2]
GVC Holdings plc	$19,910	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows	2

296	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices[b]	Level 2 — Other Significant Observable Inputs[c]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Communications Equipment	$2,817,009	$156,570	$—	$2,973,579
Construction & Engineering	14,731,107	312,794	—	15,043,901
Construction Materials	9,948,255	34,466	—	9,982,721
Food & Staples Retailing	7,597,867	947	—	7,598,814
Food Products	17,823,020	6,177	—	17,829,197
Health Care Equipment & Supplies	587,595	2,924	—	590,519
Hotels, Restaurants & Leisure	3,393,952	2,662	—	3,396,614
Oil, Gas & Consumable Fuels	43,748,184	6,217	—	43,754,401
Pharmaceuticals	6,357,458	256,291	—	6,613,749
Real Estate Management & Development	41,477,335	8,669	—	41,486,004
Technology Hardware, Storage & Peripherals	10,193,576	34,731,232	—	44,924,808
Textiles, Apparel & Luxury Goods	15,157,312	165,518	—	15,322,830
Other*	503,254,273	—	—	503,254,273
Corporate Bonds*	—	10,144	—	10,144
Rights	—	210	—	210
Securities Lending Reinvestments
Repurchase Agreements	—	1,262,450	—	1,262,450
Total Investments	$677,086,943	$36,957,271	$—	$714,044,214

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$56,433	$—	$56,433
Liabilities
Futures Contracts	(158,236)	—	—	(158,236)
Forward Foreign Currency Contracts	—	(17,917)	—	(17,917)
Total Other Financial Instruments	$(158,236)	$38,516	$—	$(119,720)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Investments
Exchange Traded Funds	$9,196,692	$—	$—	$9,196,692
Total Investments	$9,196,692	$—	$—	$9,196,692

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$144,961	$—	$144,961
Total Other Financial Instruments	$—	$144,961	$—	$144,961

FLEXSHARES SEMIANNUAL REPORT	297

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund
Investments
Exchange Traded Funds	$35,312,316	$—	$—	$35,312,316
Total Investments	$35,312,316	$—	$—	$35,312,316

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$221,530	$—	$221,530
Liabilities
Futures Contracts	(9,678)	—	—	(9,678)
Forward Foreign Currency Contracts	—	(44,847)	—	(44,847)
Total Other Financial Instruments	$(9,678)	$176,683	$—	$167,005

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index Fund
Investments
Common Stocks*	$42,558,734	$—	$—	$42,558,734
Total Investments	$42,558,734	$—	$—	$42,558,734

Other Financial Instruments
Liabilities
Futures Contracts	$(4,867)	$—	$—	$(4,867)
Total Other Financial Instruments	$(4,867)	$—	$—	$(4,867)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$23,266,349	$—	$—	$23,266,349
Total Investments	$23,266,349	$—	$—	$23,266,349

Other Financial Instruments
Assets
Futures Contracts	$1,013	$—	$—	$1,013
Liabilities
Futures Contracts	(4,097)	—	—	(4,097)
Total Other Financial Instruments	$(3,084)	$—	$—	$(3,084)

298	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global ESG Impact Index Fund
Investments
Common Stocks*	$65,075,588	$—	$—	$65,075,588
Total Investments	$65,075,588	$—	$—	$65,075,588

Other Financial Instruments
Assets
Futures Contracts	$2,687	$—	$—	$2,687
Liabilities
Futures Contracts	(10,940)	—	—	(10,940)
Total Other Financial Instruments	$(8,253)	$—	$—	$(8,253)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$5,546,552,301	$—	$—	$5,546,552,301
Securities Lending Reinvestments
Bank Notes	—	2,000,000	—	2,000,000
Certificates of Deposit	—	42,001,943	—	42,001,943
Commercial Paper	—	5,998,992	—	5,998,992
Funding Agreements	—	3,000,000	—	3,000,000
Repurchase Agreements	—	35,770,508	—	35,770,508
Total Investments	$5,546,552,301	$88,771,443	$—	$5,635,323,744

Other Financial Instruments
Assets
Futures Contracts	$820,836	$—	$—	$820,836
Forward Foreign Currency Contracts	—	765,924	—	765,924
Liabilities
Futures Contracts	(237,564)	—	—	(237,564)
Forward Foreign Currency Contracts	—	(1,015,454)	—	(1,015,454)
Total Other Financial Instruments	$583,272	$(249,530)	$—	$333,742

FLEXSHARES SEMIANNUAL REPORT	299

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Commercial Services & Supplies	$27,512,751	$168,892	$—	$27,681,643
Other*	815,207,598	—	—	815,207,598
Securities Lending Reinvestments
Certificates of Deposit	—	4,000,000	—	4,000,000
Commercial Paper	—	1,999,748	—	1,999,748
Repurchase Agreements	—	31,862,060	—	31,862,060
Total Investments	$842,720,349	$38,030,700	$—	$880,751,049

Other Financial Instruments
Assets
Futures Contracts	$123,579	$—	$—	$123,579
Forward Foreign Currency Contracts	—	42,608	—	42,608
Liabilities
Futures Contracts	(26,842)	—	—	(26,842)
Forward Foreign Currency Contracts	—	(49,369)	—	(49,369)
Total Other Financial Instruments	$96,737	$(6,761)	$—	$89,976

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks*	$262,959,912	$—	$—	$262,959,912
Securities Lending Reinvestments
Repurchase Agreements	—	3,720,119	—	3,720,119
Total Investments	$262,959,912	$3,720,119	$—	$266,680,031

Other Financial Instruments
Assets
Futures Contracts	$99,738	$—	$—	$99,738
Forward Foreign Currency Contracts	—	12,297	—	12,297
Liabilities
Futures Contracts	(84,080)	—	—	(84,080)
Forward Foreign Currency Contracts	—	(4,561)	—	(4,561)
Total Other Financial Instruments	$15,658	$7,736	$—	$23,394

300	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$11,836,476	$—	$—	$11,836,476
Total Investments	$11,836,476	$—	$—	$11,836,476

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,822,160,554	$—	$—	$1,822,160,554
Securities Lending Reinvestments
Bank Notes	—	2,000,000	—	2,000,000
Certificates of Deposit	—	55,965,547	—	55,965,547
Commercial Paper	—	9,999,299	—	9,999,299
Funding Agreements	—	4,000,000	—	4,000,000
Repurchase Agreements	—	75,165,341	—	75,165,341
Total Investments	$1,822,160,554	$147,130,187	$—	$1,969,290,741

Other Financial Instruments
Liabilities
Futures Contracts	$(689,288)	$—	$—	$(689,288)
Total Other Financial Instruments	$(689,288)	$—	$—	$(689,288)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$301,016,027	$—	$—	$301,016,027
Securities Lending Reinvestments
Certificates of Deposit	—	999,960	—	999,960
Commercial Paper	—	500,000	—	500,000
Repurchase Agreements	—	20,133,902	—	20,133,902
Total Investments	$301,016,027	$21,633,862	$—	$322,649,889

Other Financial Instruments
Liabilities
Futures Contracts	$(53,352)	$—	$—	$(53,352)
Total Other Financial Instruments	$(53,352)	$—	$—	$(53,352)

FLEXSHARES SEMIANNUAL REPORT	301

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$46,487,980	$—	$—	$46,487,980
Securities Lending Reinvestments
Repurchase Agreements	—	2,377,799	—	2,377,799
Total Investments	$46,487,980	$2,377,799	$—	$48,865,779

Other Financial Instruments
Liabilities
Futures Contracts	$(13,330)	$—	$—	$(13,330)
Total Other Financial Instruments	$(13,330)	$—	$—	$(13,330)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs[d]	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index Fund
Investments
Common Stocks
Technology Hardware, Storage & Peripherals	$29,776,893	$6,148,308	$—	$35,925,201
Other*	1,033,207,435	—	—	1,033,207,435
Securities Lending Reinvestments
Certificates of Deposit	—	500,000	—	500,000
Repurchase Agreements	—	15,531,797	—	15,531,797
Total Investments	$1,062,984,328	$22,180,105	$—	$1,085,164,433

Other Financial Instruments
Assets
Futures Contracts	$629,289	$—	$—	$629,289
Forward Foreign Currency Contracts	—	118,706	—	118,706
Liabilities
Futures Contracts	(123,829)	—	—	(123,829)
Forward Foreign Currency Contracts	—	(194,111)	—	(194,111)
Total Other Financial Instruments	$505,460	$(75,405)	$—	$430,055

302	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs[e]	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks
Technology Hardware, Storage & Peripherals	$2,332,567	$610,365	$—	$2,942,932
Other*	95,496,700	—	—	95,496,700
Securities Lending Reinvestments
Repurchase Agreements	—	282,898	—	282,898
Total Investments	$97,829,267	$893,263	$—	$98,722,530

Other Financial Instruments
Assets
Futures Contracts	$6,870	$—	$—	$6,870
Forward Foreign Currency Contracts	—	4,884	—	4,884
Liabilities
Futures Contracts	(29,693)	—	—	(29,693)
Forward Foreign Currency Contracts	—	(303)	—	(303)
Total Other Financial Instruments	$(22,823)	$4,581	$—	$(18,242)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs[f]	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks
Technology Hardware, Storage & Peripherals	$2,388,233	$307,663	$—	$2,695,896
Other*	84,032,213	—	—	84,032,213
Securities Lending Reinvestments
Repurchase Agreements	—	96,318	—	96,318
Total Investments	$86,420,446	$403,981	$—	$86,824,427

Other Financial Instruments
Assets
Futures Contracts	$6,305	$—	$—	$6,305
Liabilities
Futures Contracts	(6,717)	—	—	(6,717)
Total Other Financial Instruments	$(412)	$—	$—	$(412)

FLEXSHARES SEMIANNUAL REPORT	303

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$2,131,941,453	$—	$2,131,941,453
Total Investments	$—	$2,131,941,453	$—	$2,131,941,453

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$916,612,600	$—	$916,612,600
Total Investments	$—	$916,612,600	$—	$916,612,600

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$47,243,145	$—	$47,243,145
Total Investments	$—	$47,243,145	$—	$47,243,145

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$58,130,412	$—	$58,130,412
Total Investments	$—	$58,130,412	$—	$58,130,412

304	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$27,291,926	$—	$27,291,926
Total Investments	$—	$27,291,926	$—	$27,291,926

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$5,200,003	$—	$5,200,003
Collateralized Mortgage Obligations	—	1,501,491	—	1,501,491
Corporate Bonds*	—	121,428,889	—	121,428,889
Foreign Government Securities	—	2,015,209	—	2,015,209
Short-Term Investments	—	5,587,211	—	5,587,211
Total Investments	$—	$135,732,803	$—	$135,732,803

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares Core Select Bond Fund
Investments
Exchange Traded Funds	$22,244,245	$—	$—	$22,244,245
Short-Term Investments	—	64,750	—	64,750
Total Investments	$22,244,245	$64,750	$—	$22,308,995

*	See Schedules of Investments for segregation by industry type.

†	Purchases include all purchases of securities and securities received in corporate actions.

††	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

a	During the period ended April 30, 2018, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $264,909 or 0.02% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

b	During the period ended April 30, 2018, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $1,175,024 or 0.16% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

c	During the period ended April 30, 2018, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $35,176,866 or 4.90% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

d	During the period ended April 30, 2018, the FlexShares International Quality Dividend Index Fund changed classification of security with a market value of $6,148,308 or 0.56% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

FLEXSHARES SEMIANNUAL REPORT	305

Notes to the Financial Statements (cont.)

e	During the period ended April 30, 2018, the FlexShares International Quality Dividend Defensive Index Fund changed classification of security with a market value of $610,365 or 0.60% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

f	During the period ended April 30, 2018, the FlexShares International Quality Dividend Dynamic Index Fund changed classification of security with a market value of $307,663 or 0.35% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

1	The significant unobservable input that can be used in the fair value measurement is Estimated Recovery Value. Significant increases (decreases) in estimated recovery value would result in a significantly higher (lower) fair value measurement.

2	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.

Foreign Securities

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments in foreign securities also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s underlying index. The FlexShares Core Select Bond Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations, either directly or indirectly through Underlying Funds, to achieve its investment objective.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investment to decline.

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in

306	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

its Underlying Fund) will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund may invest in inflation-indexed securities.

TIPS issued by the U.S. Treasury have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of TIPS will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation.

The value of TIPS is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any increase in the principal amount of TIPS will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the TIPS’ inflation measure.

The periodic adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

FLEXSHARES SEMIANNUAL REPORT	307

Notes to the Financial Statements (cont.)

Pending settlement of such TBA contracts, the FlexShares Disciplined Duration MBS Index Fund will invest in liquid, short-term instruments. The FlexShares Core Select Bond Fund may also invest either directly or through its Underlying Funds in MBS, including TBA transactions.

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund and the FlexShares Core Select Bond Fund (directly or through its Underlying Funds) may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments.

For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, and is not reflected in the assets of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. During the period ended April 30, 2018, the FlexShares Ready Access Variable Income Fund had entered into repurchase agreements. As of April 30, 2018, the Fund had no repurchase agreements outstanding.

As of the period ended April 30, 2018 the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Dividend Dynamic Index Fund invested cash collateral for loans of portfolio securities in repurchase agreements, as reflected in the respective Schedule of Investments under the caption “Securities Lending Reinvestments.”

308	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement
U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%
U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%
U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments. Securities lending income includes income from the securities lending program recorded when earned from the Securities Lending Agent and any fees charged to borrowers less expenses associated with the loan. The net amount is reflected in the Statement of Operations under “Securities lending income (net of fees).”

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

In accordance with guidance presented in FASB Accounting Standard Update (“ASU”) 2014-11, Transfers and Servicing (Topic 860): Repurchase to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the

FLEXSHARES SEMIANNUAL REPORT	309

Notes to the Financial Statements (cont.)

outstanding securities lending transactions as of April 30, 2018, which were comprised of cash, were as follow:

Fund
FlexShares Morningstar US Market Factor Tilt Index Fund	$114,036,329
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	16,242,330
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	1,262,450
FlexShares Morningstar Global Upstream Natural Resources Index Fund	88,775,678
FlexShares STOXX® Global Broad Infrastructure Index Fund	37,862,060
FlexShares Global Quality Real Estate Index Fund	3,720,119
FlexShares Quality Dividend Index Fund	147,126,807
FlexShares Quality Dividend Defensive Index Fund	21,633,902
FlexShares Quality Dividend Dynamic Index Fund	2,377,799
FlexShares International Quality Dividend Index Fund	16,031,797
FlexShares International Quality Dividend Defensive Index Fund	282,898
FlexShares International Quality Dividend Dynamic Index Fund	96,318

At April 30, 2018, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) on futures contracts”.

The FlexShares Core Select Bond Fund may take long or short positions in futures to manage the Fund’s exposure to interest rate risk. The Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or transactions in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform better than the Fund’s investments.

As of April 30, 2018, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of

310	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund expect to use forward foreign currency contracts to hedge the currency exposure resulting from investments in foreign securities, to facilitate local settlements or to protect against currency exposure in connection with their distributions to shareholders. The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes. All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statement of Operations. Non-deliverable forward foreign currency

FLEXSHARES SEMIANNUAL REPORT	311

Notes to the Financial Statements (cont.)

exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) from settlement of forward foreign currency contracts” and (ii) unrealized gains or losses in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2018, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, and the FlexShares International Quality Dividend Defensive Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, and the FlexShares International Quality Dividend Defensive Index Fund that are subject to master netting arrangements or similar agreements in the Statements of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

312	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	—	—	—	—
	Foreign Currency Contracts — Citibank NA	9,403	(9,403)	—	—
	Foreign Currency Contracts — Morgan Stanley	9,542	—	—	9,542
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	127,732	(66,698)	—	61,034
	Total	$146,677	$(76,101)	$—	$70,576
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$—	$—	$—	$—
	Foreign Currency Contracts — Goldman Sachs & Co.	49,728	(17,594)	—	32,134
	Foreign Currency Contracts — Morgan Stanley	6,705	—	—	6,705
	Total	$56,433	$(17,594)	$—	$38,839
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index	Foreign Currency Contracts — Toronto-Dominion Bank (The)	$144,961	$—	$—	$144,961
	Total	$144,961	$—	$—	$144,961
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — BNP Paribas SA	8,246	(4,005)	—	4,241
	Foreign Currency Contracts — Citibank NA	100,297	(1,674)	—	98,623
	Foreign Currency Contracts — Credit Suisse International	—	—	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	84,962	(38,006)	(46,956)	—
	Foreign Currency Contracts — JPMorgan Chase Bank	13,803	(842)		12,961
	Foreign Currency Contracts — Morgan Stanley	10,784	(244)	—	10,540
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	3,438	—	—	3,438
	Total	$221,530	$(44,771)	$(46,956)	$129,803
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of New York	$—	$—	$—	$—
	Foreign Currency Contracts — BNP Paribas SA	—	—	—	—
	Foreign Currency Contracts — Citibank NA	108,226	(108,226)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	289,926	(142,317)	—	147,609
	Foreign Currency Contracts — Morgan Stanley	65,375	(31,651)	—	33,724
	Foreign Currency Contracts — Societe Generale	48,137	(40,537)	—	7,600
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	254,260	(254,260)	—	—
	Total	$765,924	$(576,991)	$—	$188,933
FlexShares® STOXX® Global Infrastructure Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Citibank NA	2,324	(2,324)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	2,838	—	—	2,838
	Foreign Currency Contracts — Societe Generale	6,180	—	—	6,180
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	31,266	(3,425)	—	27,841
	Total	$42,608	$(5,749)	$—	$36,859

FLEXSHARES SEMIANNUAL REPORT	313

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank NA	$—	$—	$—	$—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	12,297	—	—	12,297
	Total	$12,297	$—	$—	$12,297
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Citibank NA	25,027	(25,027)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	7,183	(7,183)	—	—
	Foreign Currency Contracts — Morgan Stanley	18,924	(18,924)	—	—
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	67,572	(4,552)	—	63,020
	Total	$118,706	$(55,686)	$—	$63,020
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Citibank NA	$2,947	$—	$—	$2,947
	Foreign Currency Contracts — Goldman Sachs & Co	1,937	—	—	1,937
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Total	$4,884	$—	$—	$4,884

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of Montreal	$(157)	$—	$—	$(157)
	Foreign Currency Contracts — Bank of New York	(7,065)	—	—	(7,065)
	Foreign Currency Contracts — Citibank NA	(178,339)	9,403		(168,936)
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Foreign Currency Contracts — Societe Generale	(9,090)	—	—	(9,090)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(66,698)	66,698	—	—
	Total	$(261,349)	$76,101	$—	$(185,248)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank NA	$(323)	$—	$—	$(323)
	Foreign Currency Contracts — Goldman Sachs & Co.	(17,594)	17,594	—	—
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Total	$(17,917)	$17,594	$—	$(323)
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index	Foreign Currency Contracts — Toronto-Dominion Bank (The)	$—	$—	$—	$—
	Total	$—	$—	$—	$—

314	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — Bank of Montreal	$(25)	$—	$—	$(25)
	Foreign Currency Contracts — BNP Paribas SA	(4,005)	4,005	—	—
	Foreign Currency Contracts — Citibank NA	(1,674)	1,674	—	—
	Foreign Currency Contracts — Credit Suisse International	(51)	—	—	(51)
	Foreign Currency Contracts — Goldman Sachs & Co.	(38,006)	38,006	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(842)	842		—
	Foreign Currency Contracts — Morgan Stanley	(244)	244		—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	—	—	—	—
	Total	$(44,847)	$44,771	$—	$(76)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of New York	$(151,925)	$—	$—	$(151,925)
	Foreign Currency Contracts — BNP Paribas SA	(110,544)	—	—	(110,544)
	Foreign Currency Contracts — Citibank NA	(258,936)	108,226	—	(150,710)
	Foreign Currency Contracts — Goldman Sachs & Co.	(142,317)	142,317	—	—
	Foreign Currency Contracts — Morgan Stanley	(31,651)	31,651	—	—
	Foreign Currency Contracts — Societe Generale	(40,537)	40,537	—	—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(279,544)	254,260	—	(25,284)
	Total	$(1,015,454)	$576,991	$—	$(438,463)
FlexShares® STOXX® Global Infrastructure Index Fund	Foreign Currency Contracts — Bank of Montreal	$(3,029)	$—	$—	$(3,029)
	Foreign Currency Contracts — Citibank NA	(38,401)	2,324	—	(36,077)
	Foreign Currency Contracts — Goldman Sachs & Co.	(4,514)	—	—	(4,514)
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Foreign Currency Contracts — Societe Generale	—	—		—
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(3,425)	3,425	—	—
	Total	$(49,369)	$5,749	$—	$(43,620)
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Citibank NA	$(4,561)	$—	$—	$(4,561)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	—	—	—	—
	Total	$(4,561)	$—	$—	$(4,561)
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$(9,378)	$—	$—	$(9,378)
	Foreign Currency Contracts — Citibank NA	(105,697)	25,027	—	(80,670)
	Foreign Currency Contracts — Goldman Sachs & Co.	(13,479)	7,183	—	(6,296)
	Foreign Currency Contracts — Morgan Stanley	(19,718)	18,924	—	(794)
	Foreign Currency Contracts — Societe Generale	(41,287)	—	—	(41,287)
	Foreign Currency Contracts — Toronto-Dominion Bank (The)	(4,552)	4,552	—	—
	Total	$(194,111)	$55,686	$—	$(138,425)

FLEXSHARES SEMIANNUAL REPORT	315

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Citibank NA	$—	$—	$—	$—
	Foreign Currency Contracts — Goldman Sachs & Co	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	(303)	—	—	(303)
	Total	$(303)	$—	$—	$(303)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2018

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar US Market Factor Tilt Index Fund	$(198,685)
Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	829,978
Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	146,677
Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(261,349)
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(158,236)
Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	56,433
Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(17,917)
Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	144,961
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(9,678)
Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	221,530
Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(44,847)
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares US Quality Large Cap Index Fund	(4,867)
Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® US ESG Impact Index Fund	1,013

316	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® US ESG Impact Index Fund	$(4,097)
Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global ESG Impact Index Fund	2,687
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® Global ESG Impact Index Fund	(10,940)
Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	820,836
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(237,564)
Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	765,924
Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(1,015,454)
Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	123,579
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares STOXX® Global Broad Infrastructure Index Fund	(26,842)
Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	42,608
Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(49,369)
Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	99,738
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Global Quality Real Estate Index Fund	(84,080)
Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	12,297
Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(4,561)
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Quality Dividend Index Fund	(689,288)
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Quality Dividend Defensive Index Fund	(53,352)
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares Quality Dividend Dynamic Index Fund	(13,330)
Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	629,289
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Index Fund	(123,829)

FLEXSHARES SEMIANNUAL REPORT	317

Notes to the Financial Statements (cont.)

Derivatives by risk type	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	$118,706
Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(194,111)
Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Defensive Index Fund	6,870
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Defensive Index Fund	(29,693)
Foreign Currency Contracts	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	4,884
Foreign Currency Contracts	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(303)
Equity Index Futures Contracts	Assets — Unrealized appreciation on futures contracts*	FlexShares International Quality Dividend Dynamic Index Fund	6,305
Equity Index Futures Contracts	Liabilities — Unrealized depreciation on futures contracts*	FlexShares International Quality Dividend Dynamic Index Fund	(6,717)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2018

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$1,214,154	$(592,718)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	420,974	76,151
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	6,342	66,520
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	195,369	(273,083)

318	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$(2,286)	$26,217
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	1,377	—
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	(412,797)	4,811
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	7,081	(9,678)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(636,957)	79,759
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares US Quality Large Cap Index Fund	8,740	(4,867)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® US ESG Impact Index Fund	5,518	(3,729)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global ESG Impact Index Fund	20,462	(16,918)

FLEXSHARES SEMIANNUAL REPORT	319

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$2,071,000	$(1,113,957)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	70,280	(208,117)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	400,407	(201,938)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(15,708)	26,787
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	494,051	(224,086)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(16,304)	4,822
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	2,201,398	(1,626,306)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	164,702	(116,391)

320	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	$48,052	$(31,356)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	264,754	145,190
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	63,116	(72,184)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	56,407	(56,771)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	2,969	420
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	51,730	(22,975)
Interest Rate Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Core Select Bond Fund	25,226	(4,571)

FLEXSHARES SEMIANNUAL REPORT	321

Notes to the Financial Statements (cont.)

At April 30, 2018, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades Long	Average Notional Balance Long	Number of Trades Short	Average Notional Balance Short
FlexShares Morningstar US Market Factor Tilt Index Fund	—	$—	450	$118,746	—	$—
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	77	878,023	722	74,543	—	—
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	64	304,503	318	58,114	—	—
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	234	875,932	2	101,472	—	—
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	410	1,780,304	21	57,542	—	—
FlexShares US Quality Large Cap Index Fund	—	—	7	133,371	—	—
FlexShares STOXX® US ESG Impact Index Fund	—	—	5	111,686	—	—
FlexShares STOXX® Global ESG Impact Index Fund	—	—	38	100,167	—	—
FlexShares Morningstar Global Upstream Natural Resources Index Fund	153	1,149,615	1,543	120,344	—	—
FlexShares STOXX® Global Broad Infrastructure Index Fund	46	271,172	247	100,034	—	—
FlexShares Global Quality Real Estate Index Fund	19	348,717	150	113,992	—	—
FlexShares Quality Dividend Index Fund	—	—	594	134,247	—	—
FlexShares Quality Dividend Defensive Index Fund	—	—	58	134,824	—	—
FlexShares Quality Dividend Dynamic Index Fund	—	—	15	134,345	—	—
FlexShares International Quality Dividend Index Fund	131	515,166	813	71,329	—	—
FlexShares International Quality Dividend Defensive Index Fund	16	37,425	95	89,383	—	—
FlexShares International Quality Dividend Dynamic Index Fund	—	—	57	85,258	—	—
FlexShares Core Select Bond Fund	—	—	5	157,538	27	121,273

322	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of April 30, 2018, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Each Fund except the FlexShares iBoxx 3-Year Target Duration TIPs Index Fund and the FlexShares iBoxx 5-Year Target

Duration TIPs Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fees under the Investment Advisory Agreement: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary

FLEXSHARES SEMIANNUAL REPORT	323

Notes to the Financial Statements (cont.)

costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares Morningstar US Market Factor Tilt Index Fund	0.25%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.39%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.59%
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	0.44%
FlexShares Currency Hedged EM Morningstar Factor Tilt Index Fund	0.64%
FlexShares US Quality Large Cap Index Fund	0.32%
FlexShares STOXX® US ESG Impact Index Fund	0.32%
FlexShares STOXX® Global ESG Impact Index Fund	0.42%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.46%
FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%
FlexShares Global Quality Real Estate Index Fund	0.45%
FlexShares Real Assets Allocation Index Fund	0.57%
FlexShares Quality Dividend Index Fund	0.37%
FlexShares Quality Dividend Defensive Index Fund	0.37%
FlexShares Quality Dividend Dynamic Index Fund	0.37%
FlexShares International Quality Dividend Index Fund	0.47%
FlexShares International Quality Dividend Defensive Index Fund	0.47%
FlexShares International Quality Dividend Dynamic Index Fund	0.47%

Fund	Unitary Management Fee
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.18%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.18%
FlexShares Disciplined Duration MBS Index Fund	0.20%
FlexShares Credit-Scored US Corporate Bond Index Fund	0.22%
FlexShares Credit-Scored US Long Corporate Bond Index Fund	0.22%
FlexShares Ready Access Variable Income Fund	0.25%
FlexShares Core Select Bond Fund	0.35%

The Investment Adviser has contractually agreed until March 1, 2020 in the case of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and March 1, 2019 in the case of the FlexShares Real Assets Allocation Index Fund to waive Management Fees or reimburse certain expenses in an amount equal to the acquired fund fees and expenses (“AFFE”) attributable to each Fund’s investments in their respective Underlying Fund(s). In the case of the FlexShares Core Select Bond Fund, the Investment Adviser has contractually agreed to waive Management Fees or reimburse certain expenses in an amount equal to the sum of (a) any AFFE, if any, incurred by the Fund that are attributable to the Fund’s investment in Acquired Funds managed by NTI or an investment adviser controlling, controlled by, or under common control with NTI (“Affiliated Funds”); and (b) 0.05% or such lesser amount in AFFE incurred by the Fund that are attributable to the Fund’s investment in Acquired Funds that are not Affiliated Funds, until March 1, 2019. After these dates, the Investment Adviser and a Fund may mutually agree to extend the contractual arrangements. The Fund’s Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of a Fund and its shareholders. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other

324	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund’s financial statements.

The Investment Adviser may voluntarily waive additional management fees. Amounts waived by the Investment Adviser may not be recouped by the Investment Adviser. As of the period ended April 30, 2018, no management fees had been voluntarily waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2019. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern

Trust or NTI. Under the DC Plan, an Independent Trustee may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and

FLEXSHARES SEMIANNUAL REPORT	325

Notes to the Financial Statements (cont.)

such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2018	As of October 31, 2017
FlexShares Morningstar US Market Factor Tilt Index Fund	$4,500	$7,500
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	40,000	60,000
FlexShares Morningstar Emerging Market Factor Tilt Index Fund	100,000	150,000
FlexShares US Quality Large Cap Index Fund	2,500	500
FlexShares STOXX® US ESG Impact Index Fund	1,400	1,100
FlexShares STOXX® Global ESG Impact Index Fund	15,000	15,000
FlexShares Morningstar Global Upstream Natural Resources Index Fund	31,500	34,500
FlexShares STOXX® Global Broad Infrastructure Index Fund	10,000	16,000
FlexShares Global Quality Real Estate Index Fund	2,000	4,000
FlexShares Quality Dividend Index Fund	12,750	15,750
FlexShares Quality Dividend Defensive Index Fund	3,750	4,500
FlexShares Quality Dividend Dynamic Index Fund	2,250	3,000
FlexShares International Quality Dividend Index Fund	25,000	70,000
FlexShares International Quality Dividend Defensive Index Fund	10,000	10,000
FlexShares International Quality Dividend Dynamic Index Fund	5,000	10,000
FlexShares Disciplined Duration MBS Index Fund	2,000	1,200

Fund	As of April 30, 2018	As of October 31, 2017
FlexShares Credit-Scored US Corporate Bond Index Fund	$1,000	$1,500
FlexShares Credit-Scored US Long Corporate Bond Index Fund	1,000	1,000

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund and the FlexShares Core Select Bond Fund do not charge creation unit transaction fees.

10. Investment Transactions

For the period ended April 30, 2018, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2018, were as follows:

Fund	Purchases	Sales
FlexShares Morningstar US Market Factor Tilt Index Fund	$106,180,577	$105,293,647
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	157,823,272	138,932,122
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	197,023,224	92,586,137
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	385,592	1,159,702
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	626,245	1,651,877
FlexShares US Quality Large Cap Index Fund	14,322,107	14,193,605

326	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales
FlexShares STOXX® US ESG Impact Index Fund	$6,091,286	$6,087,792
FlexShares STOXX® Global ESG Impact Index Fund	25,495,043	24,252,759
FlexShares Morningstar Global Upstream Natural Resources Index Fund	686,642,178	641,768,695
FlexShares STOXX® Global Broad Infrastructure Index Fund	51,866,951	53,756,807
FlexShares Global Quality Real Estate Index Fund	80,068,879	75,394,607
FlexShares Real Assets Allocation Index Fund	293,350	297,054
FlexShares Quality Dividend Index Fund	505,019,083	507,952,460
FlexShares Quality Dividend Defensive Index Fund	124,201,955	124,310,577
FlexShares Quality Dividend Dynamic Index Fund	15,930,768	16,224,871
FlexShares International Quality Dividend Index Fund	350,741,682	332,472,870
FlexShares International Quality Dividend Defensive Index Fund	33,248,004	34,003,313
FlexShares International Quality Dividend Dynamic Index Fund	28,783,260	29,246,604
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	1,377,603,982	1,395,168,812
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	444,877,225	454,004,181
FlexShares Disciplined Duration MBS Index Fund	22,959,709	12,165,013

Fund	Purchases	Sales
FlexShares Credit-Scored US Corporate Bond Index Fund	$28,335,662	$18,483,805
FlexShares Credit-Scored US Long Corporate Bond Index Fund	15,919,216	8,151,454
FlexShares Ready Access Variable Income Fund*	59,492,940	73,393,131
FlexShares Core Select Bond Fund**	6,069,422	6,053,228

*	Include $1,000,310 in purchases and $3,628,257 in sales in U.S. Government Securities.

**	Include $559,617 in purchases and $558,399 in sales in U.S. Government Securities.

11. In-Kind Transactions

During the period ended April 30, 2018, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2018, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares Morningstar US Market Factor Tilt Index Fund	$38,362,154
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	85,865,556
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	19,724,001
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	1,415,731
FlexShares US Quality Large Cap Index Fund	14,057,469
FlexShares STOXX® US ESG Impact Index Fund	9,244,275
FlexShares STOXX® Global ESG Impact Index Fund	31,729,621
FlexShares Morningstar Global Upstream Natural Resources Index Fund	435,241,423
FlexShares STOXX® Global Broad Infrastructure Index Fund	22,200,418
FlexShares Global Quality Real Estate Index Fund	21,882,293
FlexShares Real Assets Allocation Index Fund	5,639,451

FLEXSHARES SEMIANNUAL REPORT	327

Notes to the Financial Statements (cont.)

Fund	Fair Value
FlexShares Quality Dividend Index Fund	$51,954,789
FlexShares Quality Dividend Defensive Index Fund	2,177,172
FlexShares Quality Dividend Dynamic Index Fund	2,071,376
FlexShares International Quality Dividend Index Fund	80,841,047
FlexShares International Quality Dividend Defensive Index Fund	5,713,590
FlexShares International Quality Dividend Dynamic Index Fund	4,176,954
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	157,152,742
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	133,648,207
FlexShares Credit-Scored US Long Corporate Bond Index Fund	2,427,079
FlexShares Core Select Bond Fund	19,636,952

During the period ended April 30, 2018, certain Funds delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the period ended April 30, 2018, the fair value and realized gain (losses) of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares Morningstar US Market Factor Tilt Index Fund	$16,359,960	$5,756,093
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	10,633,407	1,810,262
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	6,182,497	2,296,681
FlexShares STOXX® Global Broad Infrastructure Index Fund	27,616,556	7,174,378
FlexShares Quality Dividend Index Fund	83,325,629	22,626,396

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares Quality Dividend Defensive Index Fund	$21,553,113	$5,405,471
FlexShares Quality Dividend Dynamic Index Fund	15,162,754	3,230,246
FlexShares International Quality Dividend Dynamic Index Fund	8,873,842	1,432,093
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	108,145,689	(150,735)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	18,476,965	7,663
FlexShares Ready Access Variable Income Fund	27,415,349	14,074
FlexShares Core Select Bond Fund	612,945	454

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. Investment Company Modernization

On October 13, 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amended existing rules and forms, to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which

328	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

were effective August 1, 2017. The compliance date for the new form types and other rule amendments is on or after June 1, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FLEXSHARES SEMIANNUAL REPORT	329

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2018.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2018.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$1,031.60	$1.26	0.25%
Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Actual	$1,000.00	$1,033.90	$1.97	0.39%
Hypothetical	$1,000.00	$1,022.86	$1.96	0.39%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Actual	$1,000.00	$1,052.60	$3.00	0.59%
Hypothetical	$1,000.00	$1,021.87	$2.96	0.59%

330	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund(a)
Actual	$1,000.00	$1,005.70	$0.25	0.05%
Hypothetical	$1,000.00	$1,024.55	$0.25	0.05%
FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund(a)
Actual	$1,000.00	$1,023.90	$0.25	0.05%
Hypothetical	$1,000.00	$1,024.55	$0.25	0.05%
FlexShares® US Quality Large Cap Index Fund
Actual	$1,000.00	$1,059.80	$1.63	0.32%
Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%
FlexShares® STOXX® US ESG Impact Index Fund
Actual	$1,000.00	$1,045.30	$1.62	0.32%
Hypothetical	$1,000.00	$1,023.21	$1.61	0.32%
FlexShares® STOXX® Global ESG Impact Index Fund
Actual	$1,000.00	$1,032.00	$2.12	0.42%
Hypothetical	$1,000.00	$1,022.71	$2.11	0.42%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$1,083.80	$2.38	0.46%
Hypothetical	$1,000.00	$1,022.51	$2.31	0.46%
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Actual	$1,000.00	$987.30	$2.32	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® Global Quality Real Estate Index Fund
Actual	$1,000.00	$1,009.10	$2.24	0.45%
Hypothetical	$1,000.00	$1,022.56	$2.26	0.45%
FlexShares® Real Assets Allocation Index Fund(a)
Actual	$1,000.00	$1,003.90	$0.55	0.11%
Hypothetical	$1,000.00	$1,024.25	$0.55	0.11%
FlexShares® Quality Dividend Index Fund
Actual	$1,000.00	$1,050.20	$1.88	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
FlexShares® Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,045.40	$1.88	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%

FLEXSHARES SEMIANNUAL REPORT	331

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,040.40	$1.87	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
FlexShares® International Quality Dividend Index Fund
Actual	$1,000.00	$1,019.80	$2.35	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® International Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,017.90	$2.35	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® International Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$1,030.40	$2.37	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$997.90	$0.89	0.18%
Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$995.00	$0.89	0.18%
Hypothetical	$1,000.00	$1,023.90	$0.90	0.18%
FlexShares® Disciplined Duration MBS Index Fund
Actual	$1,000.00	$987.20	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
FlexShares® Credit-Scored US Corporate Bond Index Fund
Actual	$1,000.00	$974.50	$1.08	0.22%
Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Actual	$1,000.00	$958.90	$1.07	0.22%
Hypothetical	$1,000.00	$1,023.70	$1.10	0.22%
FlexShares® Ready Access Variable Income Fund
Actual	$1,000.00	$1,005.60	$1.24	0.25%
Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

332	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Core Select Bond Fund(a)
Actual	$1,000.00	$979.60	$0.79	0.16%
Hypothetical	$1,000.00	$1,024.00	$0.80	0.16%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Fund(s) in which the Fund invests.

FLEXSHARES SEMIANNUAL REPORT	333

Supplemental Information (Unaudited)

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Cyber Security and Operational Risk is the risk that the Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

Valuation Risk

The sale price the Funds could receive for a security may differ from the Funds’ valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

Calculation Methodology Risk

Each of the Index Funds is subject to Calculation Methodology Risk. This is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Index guaranteed.

334	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

The following risks apply to each Fund as disclosed:

Concentration Risk

Each of the Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, is subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Interest Rate/Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares Ready Access Variable Income Fund, and the FlexShares Core Select Bond Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund and the FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)) may invest in Master Limited Partnerships (MLPs). The Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund (each a “Fund” and collectively the “Funds”) are non-diversified series of the Trust, pursuant to the 1940 Act. Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Large Cap Risk

The FlexShares US Quality Large Cap Index Fund, FlexShares STOXX® US ESG Impact Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares

FLEXSHARES SEMIANNUAL REPORT	335

Supplemental Information (cont.)

Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund are subject to the risk that returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk

The FlexShares STOXX® US ESG Impact Index Fund and the FlexShares STOXX® Global ESG Impact Index Fund may invest in stocks of mid-sized companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Mid and Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, and the FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)) may invest in stocks of smaller companies which may be more volatile than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, and the FlexShares Real Assets Allocation Index Fund’s (including through its investment in its Underlying Fund(s)) investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

ESG Investment Risk

The FlexShares STOXX® US ESG Impact Index Fund and the FlexShares STOXX® Global ESG Impact Index Fund are subject to the risk that because the methodology of the Underlying Index selects and assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not utilize ESG criteria when selecting investments.

Global Natural Resources Industry Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund) is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters.

336	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Hedging Risk

The FlexShares Core Select Bond Fund is subject to the risk that the Fund’s short positions in U.S. Treasury futures and transactions in interest rate swaps will not completely eliminate interest rate risk of long positions in bonds. In certain falling interest rate environments, the Fund’s hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures and interest rate swaps positions as compared to gains in the long bond positions attributable to interest rate changes.

Corporate Bond Risk

The FlexShares Credit-Scored US Corporate Bond Index Fund and the FlexShares Credit-Scored US Long Corporate Bond Index Fund invest primarily in bonds issued by corporations. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Interest Rate Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund and the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund) are subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

The following risks apply only to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

FLEXSHARES SEMIANNUAL REPORT	337

Supplemental Information (cont.)

The following risks apply to the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund):

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The following risk applies only to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, and the FlexShares Core Select Bond Fund:

Fund of Funds Risk

The Fund is subject to the risk that the Fund’s investment performance largely depends on the investment performance of the Underlying Fund(s) in which it primarily invests. The Fund’s NAV will change with changes in the value of the Underlying Fund(s) and other securities in which the Fund invests based on their market valuations.

An investment in the Fund will entail more costs and expenses than direct investments in the Underlying Fund(s). The Fund will indirectly pay a proportional share of the expenses of the Underlying Fund(s) in which it invests (including operating expenses and management fees), in addition to the fees and expenses it pays directly. As the Fund’s allocation to an Underlying Fund changes from time to time, or to the extent that the expense ratio of an Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The following risk applies only to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund:

Currency Hedging Risk

The Fund is subject to the risk that the Fund’s hedging transactions will not be effective. The Fund enters into foreign currency forward contracts designed to offset the Fund’s currency exposure of non-U.S. dollar denominated securities included in the Underlying Index against the U.S. dollar. These contracts may not be successful. To the extent the Fund’s foreign currency contracts are not successful, the U.S. dollar value of your investment in the Fund may go down. Because the Fund’s currency hedge is reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the Fund is

338	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money. In addition, a Fund’s currency hedging activities may involve frequent trading of currency instruments, which may increase transaction costs and cause the Fund’s return to deviate from the Underlying Index.

In seeking to track the performance of the Underlying Index, the Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts, which may include non-deliverable foreign currency forward contracts (“NDFs”). NDFs on currencies are often less liquid than deliverable forward currency contracts. A lack of liquidity in NDFs of the hedged currency could result in the Fund being unable to structure its hedging transactions as intended. In addition, NTI may seek to limit the size of the Fund in order to attempt to reduce a situation where the Fund is unable to obtain sufficient liquidity in an underlying currency to implement its investment objective.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, FlexShares Ready Access Variable Income Fund, and the FlexShares Core Select Bond Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Liquidity Risk

The Fund is subject to the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Ready Access Variable Income Fund and the FlexShares Core Select Bond Fund:

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the

FLEXSHARES SEMIANNUAL REPORT	339

Supplemental Information (cont.)

Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Mortgage Related and Other Asset-Backed Risks

The FlexShares Disciplined Duration MBS Index Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

The following risk applies to the FlexShares Disciplined Duration MBS Index Fund and the FlexShares Core Select Bond Fund:

Mortgage Backed Pass-Through Securities Risk

The Fund is subject to the risk of investing in mortgage-backed securities issued by a U.S. Agency. These securities may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to Credit (or Default) Risk, Interest Rate/ Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The following risk applies to the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, Fund FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund FlexShares Ready Access Variable Income Fund, and the FlexShares Core Select Bond Fund:

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and/or non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital funds. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

The following risk applies to the FlexShares Quality Dividend Index Fund, the FlexShares Quality Dividend Defensive Index Fund, the FlexShares Quality Dividend Dynamic Index Fund, the FlexShares STOXX US ESG Impact Index Fund and the FlexShares US Quality Large Cap Index Fund:

Information Technology Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. information technology sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s price.

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at www.flexshares.com.

340	FLEXSHARES SEMIANNUAL REPORT

For More Information (Unaudited)

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

FLEXSHARES SEMIANNUAL REPORT	341

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt Hedged IndexSM, Morningstar® Emerging Markets Factor Tilt Hedged IndexSM and Morningstar® Global Upstream Natural Resources IndexSM are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® USA ESG Impact Index, STOXX® Global ESG Impact Index and STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund and FlexShares® STOXX® Global Broad Infrastructure Index Fund, respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Large Cap IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, and Northern Trust Credit-Scored US Corporate Bond IndexSM, Northern Trust Credit-Scored US Long Corporate Bond IndexSM, Northern Trust Real Assets Allocation IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. The ICE® BofAML® Constrained Duration US Mortgage Backed Securities IndexSM are trademarks of ICE Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

FS00139-0618

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
July 6, 2018

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
July 6, 2018